GMO Climate Change Fund

(A Series of GMO Trust)

Schedule of Investments

(showing percentage of total net assets)

November 30, 2022 (Unaudited)

Shares	Description	Value ($)

	COMMON STOCKS — 95.7%

	Argentina — 0.9%

991,915	Adecoagro SA (a)	8,193,218

	Australia — 0.5%

320,055	Clean TeQ Water Ltd * (a)	83,954

909,387	Sandfire Resources Ltd	3,147,654

1,134,203	Sunrise Energy Metals Ltd * (a)	1,577,867

	Total Australia	4,809,475

	Belgium — 0.2%

46,771	Umicore SA	1,687,934

	Brazil — 2.6%

759,700	Dexco SA	1,222,406

1,635,167	Sao Martinho SA	9,030,782

608,420	SLC Agricola SA	5,261,909

869,600	Suzano SA	8,906,557

	Total Brazil	24,421,654

	Canada — 10.4%

476,293	Anaergia Inc * (a)	1,529,633

842,767	Canadian Solar Inc * (a)	30,213,197

575,864	First Quantum Minerals Ltd (a)	13,690,763

1,925,700	Greenlane Renewables Inc * (a)	816,005

2,810,057	Ivanhoe Mines Ltd – Class A * (a)	25,151,906

1,008,392	Largo Inc * (a)	5,622,377

1,333,508	Li-Cycle Holdings Corp * (a)	8,494,446

123,700	NFI Group Inc (a)	915,002

137,260	Nutrien Ltd	11,031,616

	Total Canada	97,464,945

	China — 2.4%

1,031,000	Canvest Environmental Protection Group Co Ltd	581,502

75,000	Chaowei Power Holdings Ltd	16,105

8,528,114	China High Speed Transmission Equipment Group Co Ltd * (a)	3,980,183

3,654,494	China Water Affairs Group Ltd	2,978,246

225,792	Hollysys Automation Technologies Ltd (a)	3,861,043

1,737,600	Tianjin Capital Environmental Protection Group Co Ltd – Class A	1,582,300

2,606,006	Tianneng Power International Ltd (a)	2,814,704

4,479,352	Xinjiang Goldwind Science & Technology Co Ltd – Class H	4,854,857

1,226,576	Yutong Bus Co Ltd – Class A	1,371,775

126,200	Zhuzhou CRRC Times Electric Co Ltd	586,355

	Total China	22,627,070

	Denmark — 3.4%

1,216,605	Vestas Wind Systems A/S	31,610,086

	Finland — 1.0%

372,648	Kemira Oyj	5,403,422

Shares	Description	Value ($)

	Finland — continued

62,677	Neste Oyj	3,235,171

44,979	Uponor Oyj	690,015

	Total Finland	9,328,608

	France — 6.7%

49,616	Alstom SA	1,302,716

148,157	Nexans SA	13,100,570

110,474	STMicroelectronics NV	4,270,690

726,264	Valeo	13,577,207

996,287	Veolia Environnement SA	25,785,766

13,327	Vilmorin & Cie SA	684,142

114,522	Waga Energy SA * (a)	3,813,918

	Total France	62,535,009

	Germany — 1.8%

291,182	E.ON SE	2,791,721

139,577	Infineon Technologies AG	4,688,454

33,202	Knorr-Bremse AG	1,892,665

56,639	Siemens AG (Registered)	7,854,967

	Total Germany	17,227,807

	Italy — 0.3%

67,877	Prysmian SPA	2,392,039

	Japan — 4.3%

263,700	Ebara Corp	10,252,587

240,700	GS Yuasa Corp	3,821,990

41,300	Kurita Water Industries Ltd	1,852,049

9,900	METAWATER Co Ltd	129,660

151,600	Organo Corp	3,144,986

502,800	Panasonic Holdings Corp (a)	4,694,979

995,100	Renesas Electronics Corp *	9,759,645

337,200	Yokogawa Electric Corp	6,359,478

	Total Japan	40,015,374

	Mexico — 2.2%

4,295,205	Grupo Mexico SAB de CV – Series B	17,475,567

1,732,800	Orbia Advance Corp SAB de CV	3,394,830

	Total Mexico	20,870,397

	Netherlands — 0.5%

119,820	Arcadis NV	4,890,970

	Norway — 0.7%

778,202	Austevoll Seafood ASA	6,365,082

	Pakistan — 0.0%

364,949	Fauji Fertilizer Co Ltd	167,235

	Russia — 0.2%

72,215	MMC Norilsk Nickel PJSC (b)	1,183,225

3	MMC Norilsk Nickel PJSC ADR * (b)	5

120,856	PhosAgro PJSC (b)	891,393

GMO Climate Change Fund

(A Series of GMO Trust)

Schedule of Investments — (Continued)

(showing percentage of total net assets)

November 30, 2022 (Unaudited)

Shares	Description	Value ($)

	Russia — continued

2,335	PhosAgro PJSC GDR * (b) (c)	5,753

169,638	Ros Agro Plc GDR (Registered) * (b)	153,270

	Total Russia	2,233,646

	South Korea — 6.4%

102,300	LG Chem Ltd	58,396,070

2,346	Samsung SDI Co Ltd	1,324,382

	Total South Korea	59,720,452

	Spain — 0.3%

146,332	Red Electrica Corp SA	2,562,045

	Switzerland — 0.2%

17,491	Gurit Holding AG (a)	1,797,989

	Thailand — 0.1%

2,418,500	SPCG Pcl	995,432

	Ukraine — 0.1%

219,994	Kernel Holding SA	909,810

	United Kingdom — 1.0%

616,344	Drax Group Plc	4,559,763

219,465	National Grid Plc	2,699,657

366,690	Renewi Plc *	2,477,298

	Total United Kingdom	9,736,718

	United States — 49.5%

342,762	Aemetis, Inc. * (a)	1,888,619

185,792	AGCO Corp.	24,658,314

307,700	Alcoa Corp.	15,425,001

701,560	Ameresco, Inc. – Class A * (a)	45,966,211

687,361	BorgWarner, Inc.	29,219,716

2,927,838	Clean Energy Fuels Corp. *	19,792,185

26,363	Consolidated Edison, Inc.	2,584,629

36,438	Constellation Energy Corp.	3,502,421

127,724	Corteva, Inc.	8,577,944

474,250	Darling Ingredients, Inc. *	34,065,377

24,822	Deere & Co.	10,946,502

37,466	Edison International	2,497,484

52,691	EnerSys	3,982,386

57,428	Exelon Corp.	2,375,796

307,122	Freeport-McMoRan, Inc.	12,223,456

1,171,395	Gevo, Inc. * (a)	2,553,641

4,720,192	GrafTech International Ltd.	25,489,037

669,331	Green Plains, Inc. *	23,132,079

42,116	Johnson Controls International Plc	2,798,187

450,737	Livent Corp. * (a)	12,616,129

9,218	Montauk Renewables, Inc. *	111,261

403,718	Mosaic Co. (The)	20,710,733

211,748	Mueller Water Products, Inc. – Class A	2,468,982

20,787	MYR Group, Inc. *	1,985,782

78,265	ON Semiconductor Corp. *	5,885,528

Shares	Description	Value ($)

	United States — continued

71,609	Owens Corning	6,361,744

29,572	Pentair Plc	1,353,510

162,881	PotlatchDeltic Corp. (REIT)	7,784,083

99,023	Sensata Technologies Holding Plc	4,465,937

185,024	SolarEdge Technologies, Inc. *	55,296,273

1,737,111	Sunrun, Inc. *	56,595,076

49,653	TE Connectivity Ltd.	6,262,236

5,357	Valmont Industries, Inc.	1,814,202

87,258	Westinghouse Air Brake Technologies Corp.	8,820,910

	Total United States	464,211,371

	TOTAL COMMON STOCKS (COST $872,805,349)	896,774,366

	PREFERRED STOCKS (d) — 1.4%

	Chile — 1.4%

131,658	Sociedad Quimica y Minera de Chile SA Sponsored ADR	13,055,207

	TOTAL PREFERRED STOCKS (COST $6,029,670)	13,055,207

	MUTUAL FUNDS — 2.7%

	United States — 2.7%

	Affiliated Issuers — 2.7%

24,945,517	GMO U.S. Treasury Fund (e)	24,945,517

	Total United States	24,945,517

	TOTAL MUTUAL FUNDS (COST $24,945,517)	24,945,517

	RIGHTS/WARRANTS — 0.0%

	Australia — 0.0%

103,339	Sandfire Resources Ltd., expires 12/08/22 * (f)	—

	Total Australia	—

	TOTAL RIGHTS/WARRANTS (COST $0)	—

	SHORT-TERM INVESTMENTS — 0.0%

	Money Market Funds — 0.0%

465,014	State Street Institutional Treasury Money Market Fund – Premier Class, 3.49% (g)	465,014

	TOTAL SHORT-TERM INVESTMENTS (COST $465,014)	465,014

	TOTAL INVESTMENTS — 99.8% (Cost $904,245,550)	935,240,104

	Other Assets and Liabilities (net) — 0.2%	1,687,045

	TOTAL NET ASSETS — 100.0%	$936,927,149

GMO Climate Change Fund

(A Series of GMO Trust)

Schedule of Investments — (Continued)

November 30, 2022 (Unaudited)

Additional information on each restricted security is as follows:

Issuer Description	Acquisition Date	Acquisition Cost	Value as a Percentage of Fund’s Net Assets	Value as of November 30, 2022

PhosAgro PJSC GDR	08/09/19	$36,037	0.0%	$5,753

Notes to Schedule of Investments:

*	Non-income producing security.

(a)	All or a portion of this security is out on loan.

(b)

Investment valued at fair value using methods determined in good faith by the Trustees of GMO Trust or persons acting at their direction pursuant to procedures approved by the Trustees. Investment valued using significant unobservable inputs.

(c)	The security is restricted as to resale.

(d)	Preferred dividend rates are disclosed to the extent that a stated rate exists.

(e)	All or a portion of this security is purchased with collateral from securities loaned.

(f)	Investment valued using significant unobservable inputs.

(g)	The rate disclosed is the 7 day net yield as of November 30, 2022.

Portfolio Abbreviations:

ADR - American Depositary Receipt

GDR - Global Depositary Receipt

PJSC - Private Joint-Stock Company

REIT - Real Estate Investment Trust

GMO Emerging Markets ex-China Fund

(A Series of GMO Trust)

Schedule of Investments

(showing percentage of total net assets)

November 30, 2022 (Unaudited)

Shares	Description	Value ($)

	COMMON STOCKS — 89.7%

	Brazil — 2.0%

36,200	BB Seguridade Participacoes SA	218,483

51,600	CPFL Energia SA	347,026

12,100	EDP – Energias do Brasil SA	49,479

139,927	Enauta Participacoes SA	361,321

3,700	Engie Brasil Energia SA	28,163

65,104	Localiza Rent a Car SA	753,996

199	Localiza Rent a Car SA GDR * (a)	2,305

148,900	Transmissora Alianca de Energia Eletrica SA	991,069

229,799	Vale SA Sponsored ADR – Class B	3,791,684

	Total Brazil	6,543,526

	Chile — 0.5%

2,150,901	Banco de Chile	203,438

116,506	Banco Santander Chile	4,536

2,900	Banco Santander Chile ADR	45,269

39,008	CAP SA	286,349

88,363	Cencosud SA	131,746

55,591	Cencosud Shopping SA	71,037

29,700	Cia Cervecerias Unidas SA Sponsored ADR	361,746

3,537,020	Colbun SA	314,695

92,049	Inversiones La Construccion SA	290,671

	Total Chile	1,709,487

	Colombia — 0.1%

147,767	Ecopetrol SA	70,088

37,179	Ecopetrol SA Sponsored ADR	366,957

	Total Colombia	437,045

	Czech Republic — 0.2%

705	Philip Morris CR AS	511,282

	Egypt — 0.4%

525,037	Commercial International Bank Egypt SAE	860,512

937,132	Eastern Co SAE	492,444

	Total Egypt	1,352,956

	Greece — 0.0%

8,125	JUMBO SA	129,765

	Hungary — 1.3%

111,083	MOL Hungarian Oil & Gas Plc	804,175

118,658	OTP Bank Nyrt	3,271,609

15,538	Richter Gedeon Nyrt	334,259

	Total Hungary	4,410,043

	India — 7.4%

11,586	Aurobindo Pharma Ltd	67,209

20,000	Axis Bank Ltd GDR (Registered)	1,129,027

34,200	Azure Power Global Ltd *	195,282

Shares	Description	Value ($)

	India — continued

25,111	Bandhan Bank Ltd *	73,777

91,457	Bharat Electronics Ltd	119,004

45,975	Castrol India Ltd	74,231

1,753,236	Coal India Ltd	4,952,398

20,616	Cochin Shipyard Ltd	169,771

6,262	Colgate-Palmolive India Ltd	125,508

12,719	Coromandel International Ltd	145,735

5,540	Deepak Fertilisers & Petrochemicals Corp Ltd	55,409

7,764	EID Parry India Ltd	57,962

21,005	Exide Industries Ltd	48,977

142,927	GAIL India Ltd	167,461

11,674	GHCL Ltd	83,423

7,994	Great Eastern Shipping Co Ltd (The)	65,738

24,083	Gujarat Mineral Development Corp Ltd	46,957

22,654	Gujarat Narmada Valley Fertilizers & Chemicals Ltd	167,999

61,744	Gujarat State Fertilizers & Chemicals Ltd	100,781

14,438	HDFC Bank Ltd	286,963

20,200	HDFC Bank Ltd ADR	1,425,514

80,000	ICICI Bank Ltd Sponsored ADR	1,897,600

60,266	Indian Oil Corp Ltd	57,175

88,910	Infosys Ltd Sponsored ADR	1,809,319

756,010	ITC Ltd	3,169,817

69,015	L&T Finance Holdings Ltd	74,391

7,891	Mahanagar Gas Ltd	87,860

13,000	MakeMyTrip Ltd *	385,970

123,425	Manappuram Finance Ltd	175,658

18,198	Muthoot Finance Ltd	243,089

891,724	National Aluminium Co Ltd	852,832

1,076,206	Oil & Natural Gas Corp Ltd	1,883,681

42,955	Oil India Ltd	109,065

2,931	Oracle Financial Services Software Ltd	112,669

84,216	Petronet LNG Ltd	220,932

20,038	Piramal Enterprises Ltd	203,862

122,936	Power Grid Corp of India Ltd	338,437

21,815	Redington Ltd	48,681

49,856	Reliance Industries Ltd	1,678,075

2,915	Reliance Industries Ltd Sponsored GDR (Registered)	193,986

16,440	Shriram Transport Finance Co Ltd	275,063

31,450	Sun TV Network Ltd	191,301

23,143	Welspun Corp Ltd	71,896

6,400	WNS Holdings Ltd ADR *	539,648

16,943	Zensar Technologies Ltd	46,810

	Total India	24,226,943

	Indonesia — 5.2%

14,185,600	Adaro Energy Indonesia Tbk PT	3,510,530

752,900	Adaro Minerals Indonesia Tbk PT *	78,011

1,199,900	AKR Corporindo Tbk PT	106,012

9,156,800	Bank Central Asia Tbk PT	5,439,858

2,580,500	Bank Mandiri Persero Tbk PT	1,740,706

GMO Emerging Markets ex-China Fund

(A Series of GMO Trust)

Schedule of Investments — (Continued)

(showing percentage of total net assets)

November 30, 2022 (Unaudited)

Shares	Description	Value ($)

	Indonesia — continued

808,500	Bank Negara Indonesia Persero Tbk PT	512,177

9,688,200	Bank Rakyat Indonesia Persero Tbk PT	3,081,941

3,140,300	Bukit Asam Tbk PT	761,932

19,000	Gudang Garam Tbk PT	24,095

1,221,100	Indika Energy Tbk PT	226,365

282,900	Indo Tambangraya Megah Tbk PT	753,478

90,200	Telkom Indonesia Persero Tbk PT	23,269

277,800	Tower Bersama Infrastructure Tbk PT	40,968

422,600	United Tractors Tbk PT	831,230

	Total Indonesia	17,130,572

	Malaysia — 0.2%

284,800	Hartalega Holdings Bhd	111,408

367,400	Hibiscus Petroleum Bhd	92,092

284,300	Kossan Rubber Industries Bhd	71,306

71,700	Petronas Chemicals Group Bhd	138,170

55,600	RHB Bank Bhd	70,431

45,600	TIME dotCom Bhd	50,119

	Total Malaysia	533,526

	Mexico — 8.3%

2,949,400	America Movil SAB de CV – Series L	2,866,241

117,856	America Movil SAB de CV – Class L Sponsored ADR	2,293,478

73,800	Arca Continental SAB de CV	614,299

208,500	Banco del Bajio SA	677,457

35,600	Cemex SAB de CV Sponsored ADR *	162,692

6,300	Coca-Cola Femsa SAB de CV Sponsored ADR	430,353

539,400	Credito Real SAB de CV SOFOM ER * (b)	—

18,000	Fomento Economico Mexicano SAB de CV Sponsored ADR	1,437,660

30,700	Grupo Aeroportuario del Centro Norte SAB de CV – Class B	266,505

62,600	Grupo Aeroportuario del Pacifico SAB de CV –Class B	1,016,804

24,718	Grupo Aeroportuario del Sureste SAB de

	CV – Class B	613,018

40	Grupo Aeroportuario del Sureste SAB de

	CV ADR	9,891

1,389,673	Grupo Financiero Banorte SAB de CV –

	Class O	11,153,253

183,200	Grupo Mexico SAB de CV – Series B	745,372

58,100	Grupo Televisa SAB Sponsored ADR	317,226

132,100	Qualitas Controladora SAB de CV	556,156

82,300	Regional SAB de CV	600,891

58,876	Sitios Latinoamerica SAB de CV *	26,243

836,000	Wal-Mart de Mexico SAB de CV	3,303,877

	Total Mexico	27,091,416

	Philippines — 0.2%

327,900	Converge Information and

	Communications Technology Solutions Inc *	90,310

Shares	Description	Value ($)

	Philippines — continued

43,130	GT Capital Holdings Inc	336,127

420,300	Puregold Price Club Inc	264,938

	Total Philippines	691,375

	Poland — 1.6%

49,536	Bank Polska Kasa Opieki SA	947,533

43,603	Orange Polska SA	61,411

187,179	Polski Koncern Naftowy ORLEN SA	2,755,124

191,106	Powszechny Zaklad Ubezpieczen SA	1,368,071

	Total Poland	5,132,139

	Qatar — 0.7%

423,354	Qatar National Bank QPSC	2,288,834

	Russia — 1.2%

4,036,000	Alrosa PJSC * (b) (c)	300,552

434,347	Etalon Group Plc GDR (Registered) (b)	24,383

131,280	Evraz Plc (b)	3,239

236,860,000	Federal Grid Co Unified Energy System PJSC * (b)	23,447

102,255	Gazprom Neft PJSC (b)	54,858

897,812	Gazprom PJSC (b)	172,706

6,151,400	Inter RAO UES PJSC * (b)	23,144

122,088	LUKOIL PJSC (b)	643,920

4,327,340	Magnitogorsk Iron & Steel Works PJSC * (b) (c)	155,093

7,832	MMC Norilsk Nickel PJSC (b)	128,325

5	MMC Norilsk Nickel PJSC ADR * (b)	8

172,200	Mobile TeleSystems PJSC ADR * (b)	93,206

88,090	Moscow Exchange MICEX-RTS PJSC * (b)	8,770

93,370	Novatek PJSC (b)	110,465

1,403,510	Novolipetsk Steel PJSC * (b)	170,588

4,917	PhosAgro PJSC (b)	36,266

95	PhosAgro PJSC GDR * (b) (c)	234

276,810	Polymetal International Plc *	802,683

11,902	Polyus PJSC * (b)	98,298

4,917	Ros Agro Plc GDR (Registered) * (b)	4,443

50,074,400	RusHydro PJSC * (b)	43,315

3,446,432	Sberbank of Russia PJSC * (b) (c)	535,712

140,607	Severstal PJSC GDR (Registered) * (b) (c)	127,290

2,387,800	Surgutneftegas PJSC (b)	59,162

657,084	Tatneft PJSC (b)	274,430

9,408	TCS Group Holding Plc GDR (Registered) * (b)	29,294

	Total Russia	3,923,831

	South Africa — 5.8%

10,527	Absa Group Ltd	126,232

27,663	Anglo American Platinum Ltd	2,796,027

7,736	Aspen Pharmacare Holdings Ltd	64,197

43,668	AVI Ltd	187,356

9,210	Capitec Bank Holdings Ltd	1,093,458

5,110	Clicks Group Ltd	87,910

10,707	Exxaro Resources Ltd	140,048

GMO Emerging Markets ex-China Fund

(A Series of GMO Trust)

Schedule of Investments — (Continued)

(showing percentage of total net assets)

November 30, 2022 (Unaudited)

Shares	Description	Value ($)

	South Africa — continued

997,320	FirstRand Ltd	3,876,058

57,321	Foschini Group Ltd (The)	349,455

70,000	Gold Fields Ltd Sponsored ADR	780,500

78,508	Impala Platinum Holdings Ltd	954,153

15,664	Investec Ltd	94,543

48,049	Kumba Iron Ore Ltd	1,357,441

11,996	Motus Holdings Ltd	81,888

59,533	Mr Price Group Ltd	581,863

75,532	MTN Group Ltd	618,958

7,498	Nedbank Group Ltd	99,111

96,694	Ninety One Ltd	225,833

1,228,743	Old Mutual Ltd	789,312

11,305	Omnia Holdings Ltd	46,034

2,739	Reinet Investments SCA	48,353

171,744	Sanlam Ltd	563,929

6,614	Shoprite Holdings Ltd	96,517

183,551	Sibanye Stillwater Ltd	510,715

90,100	Sibanye Stillwater Ltd ADR	1,010,021

976	Standard Bank Group Ltd	10,168

29,390	Thungela Resources Ltd	536,463

39,085	Tiger Brands Ltd	440,887

73,929	Truworths International Ltd	244,923

152,555	Vodacom Group Ltd	1,111,043

9,463	Woolworths Holdings Ltd	36,035

	Total South Africa	18,959,431

	South Korea — 22.4%

106	AfreecaTV Co Ltd	7,092

5,449	Alteogen Inc *	151,424

3,855	AMOREPACIFIC Group	92,513

1,979	BGF retail Co Ltd	310,579

22,560	BH Co Ltd	455,920

1,248	Caregen Co Ltd	105,997

18,784	Cheil Worldwide Inc	348,401

294	CJ CheilJedang Corp	88,676

939	CJ ENM Co Ltd	59,664

951	CJ Logistics Corp *	63,744

4,144	Coway Co Ltd	182,447

9,357	Daeduck Electronics Co Ltd	168,524

42,172	Daou Data Corp	907,861

11,560	DB HiTek Co Ltd	401,016

6,720	DB Insurance Co Ltd	319,413

5,486	DL E&C Co Ltd	177,179

135,863	Dongwon Development Co Ltd	373,144

542	GOLFZON Co Ltd	45,917

496	Green Cross Corp	48,515

9,935	GS Engineering & Construction Corp	179,685

3,508	GS Holdings Corp	130,389

4,117	HAESUNG DS Co Ltd	135,021

46,799	Hana Financial Group Inc	1,600,621

2,024	Handsome Co Ltd	40,202

10,799	Hankook Tire & Technology Co Ltd	282,037

Shares	Description	Value ($)

	South Korea — continued

1,117	HD Hyundai Co Ltd	55,230

5,281	HDC Hyundai Development

	Co-Engineering & Construction	44,911

16,997	HMM Co Ltd	292,928

5,979	Huchems Fine Chemical Corp	98,778

6,968	Hyundai Engineering & Construction Co Ltd	220,254

5,064	Hyundai Glovis Co Ltd	686,977

20,479	Hyundai Marine & Fire Insurance Co Ltd	472,384

7,625	Hyundai Mobis Co Ltd	1,248,049

7,367	Industrial Bank of Korea	63,059

3,573	Innox Advanced Materials Co Ltd	80,329

9,829	INTOPS Co Ltd	227,264

1,499	JYP Entertainment Corp	70,061

67,952	KB Financial Group Inc	2,698,220

4,472	KCC Glass Corp	140,537

2,085	KEPCO Plant Service & Engineering Co Ltd	55,096

58,333	Kia Corp	3,072,043

2,578	Korea Investment Holdings Co Ltd	114,597

1,070	Korea Petrochemical Ind Co Ltd	133,471

116,597	Korea Real Estate Investment & Trust Co Ltd	124,490

5,057	Korea Zinc Co Ltd	2,444,801

65,921	KT Skylife Co Ltd	432,372

91,746	KT&G Corp	6,961,602

11,229	Kumho Petrochemical Co Ltd	1,291,654

496	LG H&H Co Ltd	250,301

837	LG Innotek Co Ltd	201,799

5,704	LOTTE Fine Chemical Co Ltd	273,216

2,666	LX International Corp	84,007

14,417	LX Semicon Co Ltd	983,717

2,904	MegaStudyEdu Co Ltd	173,855

6,256	Meritz Financial Group Inc	182,270

70,900	Meritz Securities Co Ltd	318,921

17,969	Mirae Asset Securities Co Ltd	91,709

399	NCSoft Corp	144,540

2,107	Neowiz *	65,838

20,454	NH Investment & Securities Co Ltd	150,961

421	NongShim Co Ltd	105,568

4,910	Orion Corp	440,906

16,838	POSCO Holdings Inc	3,854,220

14,500	POSCO Holdings Inc Sponsored ADR	827,370

6,276	PSK Inc	87,157

2,319	S-1 Corp	113,427

500	Samsung C&T Corp	46,904

5,553	Samsung Electro-Mechanics Co Ltd	607,875

518,967	Samsung Electronics Co Ltd	24,935,820

3,384	Samsung Fire & Marine Insurance Co Ltd	531,156

1,480	Samsung Life Insurance Co Ltd	83,084

4,930	Samsung SDS Co Ltd	481,721

9,430	Samsung Securities Co Ltd	255,197

1,393	Samyang Foods Co Ltd	118,985

44,435	SD Biosensor Inc	1,124,196

27,968	Seegene Inc	654,664

GMO Emerging Markets ex-China Fund

(A Series of GMO Trust)

Schedule of Investments — (Continued)

(showing percentage of total net assets)

November 30, 2022 (Unaudited)

Shares	Description	Value ($)

	South Korea — continued

3,284	SFA Engineering Corp	101,000

82,406	Shinhan Financial Group Co Ltd	2,388,960

1,653	SK Chemicals Co Ltd	112,856

6,867	SK Hynix Inc	453,222

549	SK Square Co Ltd *	15,906

1,928	S-Oil Corp	127,649

617	Soulbrain Co Ltd	101,425

13,389	Spigen Korea Co Ltd	352,071

757	Unid Co Ltd	57,053

1,188	UNIDBTPLUS Co Ltd *	5,727

444,129	Woori Financial Group Inc	4,436,820

42,655	Woori Technology Investment Co Ltd *	147,507

79	Young Poong Corp	46,208

1,249	Youngone Corp	45,510

1,639	Yuhan Corp	73,262

	Total South Korea	73,359,648

	Taiwan — 26.3%

447,000	Acer Inc	358,743

8,000	Advanced Ceramic X Corp	48,709

28,000	Advantech Co Ltd	304,789

1,011,850	AmTRAN Technology Co Ltd	319,607

118,000	Asia Cement Corp	158,558

7,000	ASMedia Technology Inc	167,834

187,000	Asustek Computer Inc	1,625,423

86,000	Aten International Co Ltd	215,836

20,000	Aurora Corp	50,984

694,000	Catcher Technology Co Ltd	4,139,734

2,001,000	Cathay Financial Holding Co Ltd	2,847,539

151,900	Chailease Holding Co Ltd	1,002,598

164,000	Chicony Electronics Co Ltd	444,264

601,176	China Development Financial Holding Corp	262,468

469,000	China General Plastics Corp	341,488

2,146,000	China Steel Corp	2,037,164

245,000	Chipbond Technology Corp	465,674

107,000	ChipMOS Technologies Inc	118,007

20,000	Chroma ATE Inc	130,480

398,000	Chunghwa Telecom Co Ltd	1,465,002

33,000	Elan Microelectronics Corp	97,059

48,000	Elite Material Co Ltd	301,470

953,600	Evergreen Marine Corp Taiwan Ltd	5,119,640

68,000	Everlight Electronics Co Ltd	83,290

91,000	Far Eastern New Century Corp	96,316

40,000	Feng Hsin Steel Co Ltd	87,110

244,000	First Financial Holding Co Ltd	208,273

15,000	FLEXium Interconnect Inc *	52,398

110,000	Formosa Advanced Technologies Co Ltd	141,923

49,000	Formosa Chemicals & Fibre Corp	121,318

17,000	Formosa International Hotels Corp	131,184

1,066,000	Formosa Plastics Corp	3,126,688

405,897	Foxconn Technology Co Ltd	689,942

1,720,500	Fubon Financial Holding Co Ltd	3,417,289

Shares	Description	Value ($)

	Taiwan — continued

34,000	Getac Technology Corp	47,285

162,000	Gigabyte Technology Co Ltd	577,375

21,000	Global Mixed Mode Technology Inc	101,561

449,000	Grand Pacific Petrochemical	304,858

85,000	Greatek Electronics Inc	135,805

1,384,000	HannStar Display Corp	517,722

41,000	Holtek Semiconductor Inc	95,605

1,512,000	Hon Hai Precision Industry Co Ltd	4,950,721

14,000	International Games System Co Ltd	177,808

169,000	Inventec Corp	136,374

7,000	King Slide Works Co Ltd	94,350

391,000	King’s Town Bank Co Ltd	443,433

104,000	Kung Long Batteries Industrial Co Ltd	465,826

91,000	Largan Precision Co Ltd	6,856,459

736,000	Lite-On Technology Corp	1,570,733

18,000	Makalot Industrial Co Ltd	137,037

467,000	Micro-Star International Co Ltd	1,882,051

247,000	Mitac Holdings Corp	239,221

648,000	Nan Ya Plastics Corp	1,620,756

208,528	Nantex Industry Co Ltd	263,684

250,000	Nanya Technology Corp	466,530

6,000	Nien Made Enterprise Co Ltd	56,960

313,000	Novatek Microelectronics Corp	3,066,859

91,000	Phison Electronics Corp	977,336

32,000	Powertech Technology Inc	87,275

190,000	Primax Electronics Ltd	358,528

242,000	Radiant Opto-Electronics Corp	827,612

22,000	Raydium Semiconductor Corp	225,130

18,000	Realtek Semiconductor Corp	187,127

130,000	Shanghai Commercial & Savings Bank Ltd (The)	214,816

59,000	Simplo Technology Co Ltd	584,663

9,000	Sinbon Electronics Co Ltd	79,501

34,000	Sonix Technology Co Ltd	54,021

10,000	Sporton International Inc	67,449

69,000	Synnex Technology International Corp	131,213

39,000	T3EX Global Holdings Corp	100,766

38,000	TaiDoc Technology Corp	227,466

109,200	Taita Chemical Co Ltd	79,231

273,000	Taiwan Glass Industry Corp	207,641

23,000	Taiwan Hon Chuan Enterprise Co Ltd	60,342

283,000	Taiwan PCB Techvest Co Ltd	337,358

172,300	Taiwan Semiconductor Manufacturing Co Ltd Sponsored ADR	14,297,454

140,000	Taiwan Union Technology Corp	262,335

30,000	TCI Co Ltd	136,997

82,000	Tripod Technology Corp	258,869

36,000	Tung Ho Steel Enterprise Corp	62,793

23,000	TXC Corp	62,837

108,000	United Integrated Services Co Ltd	631,358

97,000	Universal Inc	77,650

505,000	USI Corp	369,384

82,000	Vanguard International Semiconductor Corp	222,680

GMO Emerging Markets ex-China Fund

(A Series of GMO Trust)

Schedule of Investments — (Continued)

(showing percentage of total net assets)

November 30, 2022 (Unaudited)

Shares	Description	Value ($)

	Taiwan — continued

27,000	Walsin Technology Corp	77,386

791,250	Wan Hai Lines Ltd	1,981,158

37,000	Weikeng Industrial Co Ltd	32,381

60,000	WPG Holdings Ltd	94,714

3,473,000	Yang Ming Marine Transport Corp	7,555,908

928,580	Yuanta Financial Holding Co Ltd	683,237

	Total Taiwan	86,002,430

	Thailand — 1.7%

166,900	AP Thailand Pcl NVDR	48,044

30,200	Bangchak Corp Pcl NVDR	27,521

353,200	Chularat Hospital Pcl NVDR	37,104

116,300	CP ALL Pcl NVDR	215,322

28,200	Kasikornbank Pcl NVDR	116,201

28,600	Kiatnakin Phatra Bank Pcl NVDR	58,338

96,700	Krung Thai Bank Pcl NVDR	48,527

55,900	Major Cineplex Group Pcl NVDR	31,239

32,400	Mega Lifesciences Pcl NVDR	43,194

835,700	PTT Exploration & Production Pcl NVDR	4,455,964

195,900	Regional Container Lines Pcl NVDR	167,983

613,200	Sri Trang Gloves Thailand Pcl NVDR	174,460

182,100	Star Petroleum Refining Pcl NVDR	60,193

41,600	Tisco Financial Group Pcl NVDR	115,400

	Total Thailand	5,599,490

	Turkey — 0.5%

1,160,444	Akbank TAS	1,085,469

278,414	Enerjisa Enerji AS	434,686

17,964	Is Yatirim Menkul Degerler AS	46,044

14,603	Mavi Giyim Sanayi Ve Ticaret AS – Class B	89,543

29,627	Vestel Beyaz Esya Sanayi ve Ticaret AS	20,247

	Total Turkey	1,675,989

	United Kingdom — 0.6%

35,882	Unilever Plc	1,794,140

	Vietnam — 3.1%

376,500	Duc Giang Chemicals JSC	940,010

2,483,100	Hoa Phat Group JSC	1,868,573

784,900	Hoa Sen Group *	362,088

296,900	IDICO Corp JSC	434,991

570,800	Nam Kim Steel JSC	257,072

83,700	PetroVietNam Ca Mau Fertilizer JSC	100,010

69,900	Petrovietnam Fertilizer & Chemicals JSC	117,015

17,100	PetroVietnam Nhon Trach 2 Power JSC	19,040

138,600	PetroVietnam Technical Services Corp	119,594

46,700	Phat Dat Real Estate Development Corp *	25,970

998,075	Saigon – Hanoi Commercial Joint Stock Bank *	414,166

605,800	Saigon Thuong Tin Commercial JSB *	497,766

1,618,500	SSI Securities Corp	1,280,457

215,700	Vietnam Dairy Products JSC	727,675

Shares	Description	Value ($)

	Vietnam — continued

778,900	Vietnam Joint Stock Commercial Bank for Industry and Trade	869,874

241,700	Vinhomes JSC	537,413

3,043,200	VNDirect Securities Corp	1,704,017

	Total Vietnam	10,275,731

	TOTAL COMMON STOCKS (COST $377,119,882)	293,779,599

	PREFERRED STOCKS (d) — 5.9%

	Brazil — 5.8%

13,200	Banco do Estado do Rio Grande do Sul SA – Class B	25,361

245,520	Cia Energetica de Minas Gerais	543,145

60	Cia Energetica de Minas Gerais Sponsored ADR	131

248,900	Cia Paranaense de Energia – Class B	387,546

98,200	Gerdau SA	597,411

87,300	Gerdau SA Sponsored ADR	532,530

2,330,700	Petroleo Brasileiro SA	11,973,843

470,305	Petroleo Brasileiro SA Sponsored ADR	4,820,626

6,391	Unipar Carbocloro SA – Class B	119,683

	Total Brazil	19,000,276

	Chile — 0.0%

24,477	Embotelladora Andina SA – Class B	47,186

	Russia — 0.1%

3,948,700	Surgutneftegas PJSC (b)	112,421

315	Transneft PJSC (b)	31,977

	Total Russia	144,398

	South Korea — 0.0%

75	LG H&H Co Ltd	15,895

	Taiwan — 0.0%

224,635	China Development Financial Holding Corp	55,038

	TOTAL PREFERRED STOCKS (COST $23,035,965)	19,262,793

	MUTUAL FUNDS — 3.8%

	United States — 3.8%

	Affiliated Issuers — 3.8%

2,514,425	GMO U.S. Treasury Fund	12,521,838

	Total United States	12,521,838

	TOTAL MUTUAL FUNDS (COST $12,521,838)	12,521,838

GMO Emerging Markets ex-China Fund

(A Series of GMO Trust)

Schedule of Investments — (Continued)

(showing percentage of total net assets)

November 30, 2022 (Unaudited)

Shares / Par Value†	Description	Value ($)

	SHORT-TERM INVESTMENTS — 0.5%

	Money Market Funds — 0.5%

1,708,508	State Street Institutional Treasury Money Market Fund – Premier Class, 3.49% (e)	1,708,508

	U.S. Government — 0.0%

10,000	U.S. Treasury Bill, 4.04%, due 02/02/23 (f)	9,930

	TOTAL SHORT-TERM INVESTMENTS (COST $1,718,456)	1,718,438

	TOTAL INVESTMENTS — 99.9% (Cost $414,396,141)	327,282,668

	Other Assets and Liabilities (net) — 0.1%	362,243

	TOTAL NET ASSETS — 100.0%	$327,644,911

Additional information on each restricted security is as follows:

Issuer Description	Acquisition Date	Acquisition Cost	Value as a Percentage of Fund’s Net Assets	Value as of November 30, 2022

Alrosa PJSC	10/18/21	$7,054,956	0.1%	$300,552

Magnitogorsk Iron & Steel Works PJSC	10/18/21	4,011,995	0.0%	155,093

PhosAgro PJSC GDR	10/18/21	2,465	0.0%	234

Sberbank of Russia PJSC	10/18/21	16,614,391	0.2%	535,712

Severstal PJSC GDR (Registered)	10/18/21	3,190,235	0.0%	127,290

				$1,118,881

Notes to Schedule of Investments:

†	Denominated in U.S. Dollar, unless otherwise indicated.

*	Non-income producing security.

(a)	Investment valued using significant unobservable inputs.

(b)

Investment valued at fair value using methods determined in good faith by the Trustees of GMO Trust or persons acting at their direction pursuant to procedures approved by the Trustees. Investment valued using significant unobservable inputs.

(c)	The security is restricted as to resale.

(d)	Preferred dividend rates are disclosed to the extent that a stated rate exists.

(e)	The rate disclosed is the 7 day net yield as of November 30, 2022.

(f)	The rate shown represents yield-to-maturity.

Portfolio Abbreviations:

ADR - American Depositary Receipt

GDR - Global Depositary Receipt

JSC - Joint-Stock Company

NVDR - Non-Voting Depositary Receipt

PJSC - Private Joint-Stock Company

QPSC - Qatar Private Stock Company

SOFOM - Sociedades Financieras de Objeto Multi (Multi-purpose Financial Company)

GMO Emerging Markets Fund

(A Series of GMO Trust)

Schedule of Investments

(showing percentage of total net assets)

November 30, 2022 (Unaudited)

Shares	Description	Value ($)

	COMMON STOCKS — 91.5%

	Brazil — 2.3%

99,000	Cia Brasileira de Aluminio	230,838

87,500	EDP – Energias do Brasil SA	357,800

366,386	Enauta Participacoes SA	946,086

38,100	Engie Brasil Energia SA	290,008

903,217	Localiza Rent a Car SA	10,460,528

2,771	Localiza Rent a Car SA GDR * (a)	32,092

919,300	Vale SA Sponsored ADR – Class B	15,168,450

	Total Brazil	27,485,802

	Chile — 0.1%

30,434	CAP SA	223,410

87,708	Cencosud Shopping SA	112,077

8,007,851	Colbun SA	712,472

	Total Chile	1,047,959

	China — 22.6%

2,476,000	361 Degrees International Ltd *	1,083,218

585,500	3SBio Inc	621,106

362,000	Agile Group Holdings Ltd * (b)	119,221

222,000	AK Medical Holdings Ltd	218,562

10,060,000	Alibaba Pictures Group Ltd *	547,373

806,500	A-Living Smart City Services Co Ltd	932,370

248,600	Anhui Expressway Co Ltd – Class A	249,853

354,000	Anhui Expressway Co Ltd – Class H	270,066

23,400	ANTA Sports Products Ltd	278,115

284,800	Autohome Inc – Class A (b)	2,117,421

373,300	Autohome Inc ADR	11,161,670

69,400	CanSino Biologics Inc – Class H	883,610

1,008,000	China BlueChemical Ltd – Class H	234,366

6,658,541	China Coal Energy Co Ltd – Class A	9,126,228

4,725,878	China Communications Services Corp Ltd – Class H	1,629,161

17,638,148	China Construction Bank Corp – Class H	10,674,605

2,665,000	China Dongxiang Group Co Ltd	110,548

947,000	China Education Group Holdings Ltd	1,013,082

399,000	China Everbright Environment Group Ltd	184,616

20,128,000	China Feihe Ltd	16,460,787

2,767,000	China Hongqiao Group Ltd	2,614,993

1,216,000	China Lesso Group Holdings Ltd	1,490,762

877,000	China Medical System Holdings Ltd	1,284,489

1,802,000	China Oriental Group Co Ltd	323,645

12,914,332	China Petroleum & Chemical Corp – Class A	8,206,648

310,000	China Resources Cement Holdings Ltd	167,086

710,000	China Resources Land Ltd	3,297,889

4,827,931	China Shenhua Energy Co Ltd – Class A	20,805,516

294,000	China Shenhua Energy Co Ltd – Class H	911,239

168,000	China State Construction International Holdings Ltd	202,865

889,000	China Suntien Green Energy Corp Ltd – Class H	367,621

Shares	Description	Value ($)
	China — continued

177,481	China Tourism Group Duty Free Corp Ltd – Class A	4,980,685

992,000	China Traditional Chinese Medicine Holdings Co Ltd	497,371

732,000	China Yuhua Education Corp Ltd – Class L *	104,023

5,502,000	CIFI Holdings Group Co Ltd	831,187

2,585,500	COSCO Shipping Holdings Co Ltd – Class A	4,618,270

2,301,000	Country Garden Services Holdings Co Ltd	5,753,586

1,209,000	Dongyue Group Ltd	1,353,624

299,000	Fufeng Group Ltd	190,488

177,000	Greentown Management Holdings Co Ltd	155,904

198,000	Guangdong Investment Ltd	181,499

56,000	Haitian International Holdings Ltd	144,105

177,122	Hangzhou Robam Appliances Co Ltd – Class A	651,552

250,000	Hansoh Pharmaceutical Group Co Ltd	472,414

482,900	Hello Group Inc Sponsored ADR	2,771,846

83,500	Hengan International Group Co Ltd	384,889

228,300	Hopson Development Holdings Ltd	259,546

10,248,000	Hua Han Health Industry Holdings Ltd (c)	1

408,000	Huabao International Holdings Ltd (b)	216,823

250,800	Huayu Automotive Systems Co Ltd – Class A	653,642

26,375	HUTCHMED China Ltd ADR *	319,929

8,511,224	Inner Mongolia Eerduosi Resources Co Ltd – Class A	19,388,669

1,002,000	Inner Mongolia Yitai Coal Co Ltd – Class H	1,430,370

1,235,000	Jinxin Fertility Group Ltd	956,574

19,800	JOYY Inc ADR	603,108

354,500	Kingboard Laminates Holdings Ltd	374,308

25,749	Kweichow Moutai Co Ltd – Class A	5,802,745

407,000	KWG Group Holdings Ltd *	94,366

467,000	Lee & Man Paper Manufacturing Ltd	180,914

463,500	Longfor Group Holdings Ltd (b)	1,412,185

1,785,000	Lonking Holdings Ltd	319,121

128,800	Midea Group Co Ltd – Class A	876,411

1,066,000	Ming Yuan Cloud Group Holdings Ltd	820,215

1,324,000	MMG Ltd *	348,451

328,400	NetEase Inc	4,748,215

75,181	NetEase Inc ADR	5,346,873

660,000	Orient Overseas International Ltd	12,540,878

12,029,000	PICC Property & Casualty Co Ltd – Class H	12,186,667

945,374	Ping An Insurance Group Co of China Ltd – Class A	5,995,886

349,500	Ping An Insurance Group Co of China Ltd – Class H	2,157,814

4,348,400	Qingling Motors Co Ltd – Class H	528,776

1,138,000	Seazen Group Ltd *	509,925

165,800	Shandong Publishing & Media Co Ltd – Class A	150,566

462,400	Shandong Weigao Group Medical Polymer Co Ltd – Class H	671,316

87,989	Shanghai Waigaoqiao Free Trade Zone Group Co Ltd – Class A	156,746

1,201,681	Shenzhen YUTO Packaging Technology Co Ltd – Class A	5,547,782

GMO Emerging Markets Fund

(A Series of GMO Trust)

Schedule of Investments — (Continued)

(showing percentage of total net assets)

November 30, 2022 (Unaudited)

Shares	Description	Value ($)

	China — continued

582,000	Shougang Fushan Resources Group Ltd	197,342

2,000,500	Sinopec Engineering Group Co Ltd – Class H	822,620

1,510,000	Sinotruk Hong Kong Ltd	1,981,967

1,489,000	Sunac China Holdings Ltd * (a)	873,085

144,000	Sunac Services Holdings Ltd (b)	59,791

645,400	Sunny Optical Technology Group Co Ltd	7,683,395

631,065	Tencent Holdings Ltd	23,864,539

155,300	Tencent Holdings Ltd ADR (b)	5,868,787

252,000	Tianneng Power International Ltd	272,181

417,000	Topsports International Holdings Ltd	265,331

591,631	Vipshop Holdings Ltd ADR *	6,596,686

290,000	Want Want China Holdings Ltd	196,775

124,000	Wharf Holdings Ltd (The)	334,172

999,400	Xiaomi Corp – Class B *	1,320,429

204,400	Xinhua Winshare Publishing and Media Co Ltd – Class A	299,768

779,500	Xtep International Holdings Ltd	895,984

258,000	Yadea Group Holdings Ltd	489,476

1,519,815	Yankuang Energy Group Co Ltd – Class A	8,695,305

258,000	Yankuang Energy Group Co Ltd – Class H	866,286

1,252,000	Zhejiang Expressway Co Ltd – Class H	934,944

37,507	Zhejiang Supor Co Ltd – Class A	242,322

789,400	Zoomlion Heavy Industry Science and Technology Co Ltd – Class H	366,860

	Total China	268,407,041

	Colombia — 0.0%

469,783	Ecopetrol SA	222,826

	Czech Republic — 0.1%

402,616	Moneta Money Bank AS	1,238,422

745	Philip Morris CR AS	540,291

	Total Czech Republic	1,778,713

	Egypt — 0.1%

444,984	Commercial International Bank Egypt SAE	729,309

	Greece — 0.0%

12,682	JUMBO SA	202,544

9,006	Motor Oil Hellas Corinth Refineries SA	181,796

	Total Greece	384,340

	Hungary — 1.6%

130,081	Magyar Telekom Telecommunications Plc	109,980

222,820	MOL Hungarian Oil & Gas Plc	1,613,084

595,318	OTP Bank Nyrt	16,413,962

31,501	Richter Gedeon Nyrt	677,661

	Total Hungary	18,814,687

	India — 7.4%

205,098	Asian Paints Ltd	8,026,342

703,602	Axis Bank Ltd	7,806,200

Shares	Description	Value ($)

	India — continued

39,571	Balrampur Chini Mills Ltd	187,176

110,764	Castrol India Ltd	178,840

92,716	City Union Bank Ltd	217,812

976	Clean Science & Technology Ltd	18,102

68,208	Coal India Ltd	192,668

60,707	Cochin Shipyard Ltd	499,916

17,236	Colgate-Palmolive India Ltd	345,458

34,439	Coromandel International Ltd	394,605

27,653	Deepak Fertilisers & Petrochemicals Corp Ltd	276,572

19,887	EID Parry India Ltd	148,466

93,157	Exide Industries Ltd	217,212

11,221,529	Gayatri Projects Ltd * (d)	1,278,690

38,858	GHCL Ltd	277,681

34,544	Great Eastern Shipping Co Ltd (The)	284,067

80,321	Gujarat Mineral Development Corp Ltd	156,608

164,312	Gujarat State Fertilizers & Chemicals Ltd	268,198

148,267	HCL Technologies Ltd	2,060,234

181,064	HDFC Bank Ltd	3,598,748

158,429	Hindustan Zinc Ltd	601,036

200,845	Housing Development Finance Corp Ltd	6,679,678

1,066,601	ICICI Bank Ltd	12,491,703

608,400	Infosys Ltd Sponsored ADR	12,380,940

1,054,022	Kiri Industries Ltd *	6,445,265

315,542	L&T Finance Holdings Ltd	340,121

142,751	Larsen + Toubro Infotech Ltd (a)	8,586,516

19,259	Mahanagar Gas Ltd	214,434

536,668	Manappuram Finance Ltd	763,784

307,766	NCC Ltd	314,609

92,024	Oil India Ltd	233,654

7,091	Oracle Financial Services Software Ltd	272,582

546,410	Petronet LNG Ltd	1,433,450

9,504	PI Industries Ltd	410,211

6,504	Polyplex Corp Ltd	144,151

160,678	Redington Ltd	358,561

913	Shriram Transport Finance Co Ltd	15,213

112,841	Sun TV Network Ltd	686,378

248,783	Titan Co Ltd	8,177,986

49,711	Welspun Corp Ltd	154,432

	Total India	87,138,299

	Indonesia — 4.0%

27,417,200	Adaro Energy Indonesia Tbk PT	6,784,973

2,393,700	Adaro Minerals Indonesia Tbk PT *	248,020

30,524,500	Bank Central Asia Tbk PT	18,133,951

5,749,500	Bank Mandiri Persero Tbk PT	3,878,391

4,913,200	Bank Negara Indonesia Persero Tbk PT	3,112,465

10,241,900	Bank Pembangunan Daerah Jawa Timur Tbk PT	475,772

29,762,800	Bank Rakyat Indonesia Persero Tbk PT	9,467,929

6,394,500	Bukit Asam Tbk PT	1,551,500

60,300	Gudang Garam Tbk PT	76,470

622,691	Indo Tambangraya Megah Tbk PT	1,658,479

19,696,600	Panin Financial Tbk PT	592,726

GMO Emerging Markets Fund

(A Series of GMO Trust)

Schedule of Investments — (Continued)

(showing percentage of total net assets)

November 30, 2022 (Unaudited)

Shares	Description	Value ($)

	Indonesia — continued

883,300	Tower Bersama Infrastructure Tbk PT	130,264

444,500	United Tractors Tbk PT	874,306

	Total Indonesia	46,985,246

	Kuwait — 0.1%

56,336	Humansoft Holding Co KSC	615,911

	Malaysia — 0.1%

1,058,600	Hartalega Holdings Bhd	414,104

1,291,200	Hibiscus Petroleum Bhd	323,649

1,240,300	Kossan Rubber Industries Bhd	311,084

254,600	RHB Bank Bhd	322,513

	Total Malaysia	1,371,350

	Mexico — 6.3%

4,912,000	America Movil SAB de CV – Series L	4,773,505

426,536	America Movil SAB de CV – Class L Sponsored ADR	8,300,390

308,100	Banco del Bajio SA	1,001,077

59,300	Cemex SAB de CV Sponsored ADR *	271,001

90,100	Concentradora Fibra Danhos SA de CV (REIT)	109,041

315,700	Credito Real SAB de CV SOFOM ER * (c)	—

100	Fomento Economico Mexicano SAB de CV Sponsored ADR	7,987

373,300	Grupo Aeroportuario del Pacifico SAB de CV – Class B	6,063,465

122,639	Grupo Aeroportuario del Sureste SAB de CV – Class B	3,041,503

13,600	Grupo Aeroportuario del Sureste SAB de CV ADR	3,363,144

4,612,296	Grupo Financiero Banorte SAB de CV – Class O	37,017,417

444,000	Grupo Mexico SAB de CV – Series B	1,806,468

565,900	Grupo Televisa SAB	623,270

360,300	Grupo Televisa SAB Sponsored ADR	1,967,238

167,100	Regional SAB de CV	1,220,036

187,181	Sitios Latinoamerica SAB de CV *	83,433

1,336,400	Wal-Mart de Mexico SAB de CV	5,281,461

	Total Mexico	74,930,436

	Panama — 0.0%

1,591,142	BAC Holding International Corp *	90,960

	Philippines — 0.3%

2,534,500	Converge Information and Communications Technology Solutions Inc *	698,054

148,630	GT Capital Holdings Inc	1,158,326

16,607,800	Megaworld Corp	660,826

1,435,900	Puregold Price Club Inc	905,125

	Total Philippines	3,422,331

	Poland — 1.0%

112,197	Bank Polska Kasa Opieki SA	2,146,123

Shares	Description	Value ($)

	Poland — continued

24,738	Budimex SA	1,513,368

37,495	KGHM Polska Miedz SA	992,554

138,622	Orange Polska SA	195,238

489,157	Polski Koncern Naftowy ORLEN SA	7,199,998

	Total Poland	12,047,281

	Qatar — 0.7%

1,465,741	Qatar National Bank QPSC	7,924,426

515,825	Qatar National Cement Co QSC	652,288

	Total Qatar	8,576,714

	Russia — 1.5%

31,701,260	Alrosa PJSC * (c) (e)	2,360,724

380,350	Detsky Mir PJSC * (c)	30,435

39,977	Evraz Plc (c)	986

1,432,600,000	Federal Grid Co Unified Energy System PJSC * (c)	141,816

653,911	Fix Price Group Ltd GDR * (c)	161,696

219,070	Gazprom Neft PJSC (c)	117,528

1,250,860	Gazprom PJSC (c)	240,620

575,658	Globaltrans Investment Plc Sponsored GDR (Registered) * (c)	213,794

78,536,400	Inter RAO UES PJSC * (c)	295,485

239,440	LSR Group PJSC – Class A * (c)	128,703

3	LSR Group PJSC GDR (Registered) (c)	—

285,469	LUKOIL PJSC (c)	1,505,630

17,490,987	Magnitogorsk Iron & Steel Works PJSC * (c) (e)	626,881

474,800	Mechel PJSC * (c)	55,280

37,212	MMC Norilsk Nickel PJSC (c)	609,710

5	MMC Norilsk Nickel PJSC ADR * (c)	8

249,660	Mobile TeleSystems PJSC (c)	67,428

35,508	Mobile TeleSystems PJSC ADR * (c)	19,219

4,133,417	Moscow Exchange MICEX-RTS PJSC * (c)	411,499

10,015,560	Novolipetsk Steel PJSC * (c)	1,217,328

11,924	PhosAgro PJSC (c)	87,947

230	PhosAgro PJSC GDR * (c) (e)	567

916,204	Polymetal International Plc *	2,656,774

80,094	Polyus PJSC * (c)	661,489

24,938,000	RusHydro PJSC * (c)	21,572

13,125,612	Sberbank of Russia PJSC * (c) (e)	2,040,240

706,464	Severstal PJSC GDR (Registered) * (c) (e)	639,553

68,353	SFI PJSC * (c)	35,737

63,500,900	Surgutneftegas PJSC (c)	1,573,345

2,860,038	Tatneft PJSC (c)	1,194,491

8,118,000	Unipro PJSC (c)	12,897

556,430	United Co Rusal International PJSC (c)	24,449

46,698	X5 Retail Group NV GDR (Registered) (c)	53,606

	Total Russia	17,207,437

	South Africa — 4.0%

108,697	Anglo American Platinum Ltd	10,986,506

GMO Emerging Markets Fund

(A Series of GMO Trust)

Schedule of Investments — (Continued)

(showing percentage of total net assets)

November 30, 2022 (Unaudited)

Shares	Description	Value ($)

	South Africa — continued

20,722	Aspen Pharmacare Holdings Ltd	171,960

64,589	AVI Ltd	277,118

34,828	Capitec Bank Holdings Ltd	4,134,956

29,563	Exxaro Resources Ltd	386,686

1,046,169	FirstRand Ltd	4,065,908

147,771	Foschini Group Ltd (The)	900,878

234,612	Impala Platinum Holdings Ltd	2,851,376

177,527	Investec Ltd	1,071,496

324,734	Kumba Iron Ore Ltd	9,174,120

413,419	Lewis Group Ltd	1,190,383

186,758	Mr Price Group Ltd	1,825,333

309,016	Ninety One Ltd	721,721

1,733,601	Old Mutual Ltd	1,113,620

320,809	Sanlam Ltd	1,053,391

601,219	Sibanye Stillwater Ltd	1,672,842

256,200	Sibanye Stillwater Ltd ADR	2,872,002

69,352	Thungela Resources Ltd	1,265,898

97,109	Tiger Brands Ltd	1,095,411

67,897	Truworths International Ltd	224,939

130,485	Vodacom Group Ltd	950,309

	Total South Africa	48,006,853

	South Korea — 14.0%

12,238	AfreecaTV Co Ltd	818,832

17,324	Alteogen Inc *	481,423

12,256	AMOREPACIFIC Group	294,122

1,664	BGF retail Co Ltd	261,144

18,963	BH Co Ltd	383,228

12,869	Cheil Worldwide Inc	238,691

2,984	CJ ENM Co Ltd	189,604

3,023	CJ Logistics Corp *	202,626

25,747	Daeduck Electronics Co Ltd	463,717

3,687	Daou Data Corp	79,372

80,408	DB HiTek Co Ltd	2,789,348

21,660	DB Insurance Co Ltd	1,029,536

2,207	DL E&C Co Ltd	71,278

492,446	Dongwon Development Co Ltd	1,352,488

1,575	Green Cross Corp	154,055

31,586	GS Engineering & Construction Corp	571,265

3,234	HAESUNG DS Co Ltd	106,062

8,983	Hankook Tire & Technology Co Ltd	234,609

111,481	HDC Hyundai Development Co-Engineering & Construction (b)	948,071

108,024	Hyundai Engineering & Construction Co Ltd	3,414,574

7,730	Hyundai Glovis Co Ltd	1,048,644

20,791	Hyundai Marine & Fire Insurance Co Ltd	479,581

51,919	Hyundai Mobis Co Ltd	8,498,025

8,438	INTOPS Co Ltd	195,102

196,537	Kia Corp	10,350,405

1,295	Korea Petrochemical Ind Co Ltd	161,538

532,964	KT&G Corp (b)	40,440,819

80,649	Kumho Petrochemical Co Ltd	9,276,930

Shares	Description	Value ($)

	South Korea — continued

5,105	LG H&H Co Ltd	2,576,183

3,768	LOTTE Fine Chemical Co Ltd	180,483

78,119	LX Semicon Co Ltd (b)	5,330,302

7,829	Meritz Financial Group Inc	228,100

56,342	Meritz Securities Co Ltd	253,436

10,773	NCSoft Corp	3,902,587

20,549	NH Investment & Securities Co Ltd	151,662

3,052	Orion Corp	274,062

13,568	POSCO Holdings Inc	3,105,717

22,705	Samsung Electro-Mechanics Co Ltd	2,485,466

703,338	Samsung Electronics Co Ltd	33,794,654

20,831	Samsung SDS Co Ltd	2,035,442

10,912	Samsung Securities Co Ltd	295,303

156,225	SD Biosensor Inc	3,952,459

85,933	Seegene Inc	2,011,488

2,942	SK Chemicals Co Ltd	200,860

44,114	SK Hynix Inc	2,911,523

2,746	Unid Co Ltd	206,960

4,307	UNIDBTPLUS Co Ltd *	20,768

1,573,353	Woori Financial Group Inc	15,717,696

393,848	Woori Technology Investment Co Ltd *	1,361,980

	Total South Korea	165,532,220

	Sri Lanka — 0.0%

103,983,101	Anilana Hotels & Properties Ltd * (a) (d)	253,961

	Taiwan — 19.8%

994,035	Advantech Co Ltd	10,820,399

148,000	Asia Cement Corp	198,870

23,000	ASMedia Technology Inc	551,455

50,000	ASROCK Inc	214,510

776,689	Asustek Computer Inc	6,751,058

350,000	Aten International Co Ltd	878,401

100,200	Aurora Corp	255,429

2,333,000	Catcher Technology Co Ltd	13,916,425

2,578,153	Cathay Financial Holding Co Ltd	3,668,861

413,948	Chailease Holding Co Ltd	2,732,215

111,000	Chicony Electronics Co Ltd	300,691

91,000	Chipbond Technology Corp	172,965

200,000	ChipMOS Technologies Inc	220,575

456,000	Chong Hong Construction Co Ltd	1,065,665

39,000	Chroma ATE Inc	254,436

776,400	Coretronic Corp	1,470,053

284,000	Co-Tech Development Corp	500,817

70,000	Elan Microelectronics Corp	205,883

380,000	Elite Semiconductor Microelectronics Technology Inc	917,787

2,835,200	Evergreen Marine Corp Taiwan Ltd	15,221,479

156,000	Far Eastern New Century Corp	165,113

769,000	Farglory Land Development Co Ltd	1,364,991

427,000	First Financial Holding Co Ltd	364,478

132,000	FLEXium Interconnect Inc *	461,100

GMO Emerging Markets Fund

(A Series of GMO Trust)

Schedule of Investments — (Continued)

(showing percentage of total net assets)

November 30, 2022 (Unaudited)

Shares	Description	Value ($)

	Taiwan — continued

238,000	Formosa Plastics Corp	698,079

446,778	Foxconn Technology Co Ltd	759,432

6,048,489	Fubon Financial Holding Co Ltd	12,013,621

160,000	Gigabyte Technology Co Ltd	570,247

1,551,000	Grand Pacific Petrochemical	1,053,084

363,000	HannStar Display Corp	135,790

96,000	Holtek Semiconductor Inc	223,856

1,819,532	Hon Hai Precision Industry Co Ltd	5,957,668

463,000	Huaku Development Co Ltd	1,339,461

34,000	International Games System Co Ltd	431,819

253,000	Inventec Corp	204,158

17,000	King Slide Works Co Ltd	229,135

204,000	Kung Long Batteries Industrial Co Ltd	913,736

281,000	Largan Precision Co Ltd	21,172,142

2,197,000	Lite-On Technology Corp	4,688,724

35,000	Makalot Industrial Co Ltd	266,460

51,000	MediaTek Inc	1,232,354

2,804,000	Micro-Star International Co Ltd	11,300,367

426,000	Mitac Holdings Corp	412,584

332,000	Nantex Industry Co Ltd	419,814

1,580,000	Nanya Technology Corp	2,948,472

1,330,810	Novatek Microelectronics Corp	13,039,638

927,000	Phison Electronics Corp	9,955,942

62,000	Powertech Technology Inc	169,094

414,000	Primax Electronics Ltd	781,213

434,936	Radiant Opto-Electronics Corp	1,487,431

36,000	Raydium Semiconductor Corp	368,395

64,000	Realtek Semiconductor Corp	665,340

137,000	Shanghai Commercial & Savings Bank Ltd (The)	226,383

406,000	Shinkong Insurance Co Ltd	656,924

174,468	Simplo Technology Co Ltd	1,728,898

15,000	Sinbon Electronics Co Ltd	132,501

36,000	Soft-World International Corp	91,121

18,000	Sporton International Inc	121,409

735,250	Syncmold Enterprise Corp	1,401,844

94,000	Synnex Technology International Corp	178,753

77,000	T3EX Global Holdings Corp	198,948

88,024	Tah Hsin Industrial Corp	201,241

31,000	TaiDoc Technology Corp	185,564

47,000	Taiwan Hon Chuan Enterprise Co Ltd	123,308

1,159,000	Taiwan Semiconductor Manufacturing Co Ltd	18,613,365

230,632	Taiwan Semiconductor Manufacturing Co Ltd Sponsored ADR	19,137,843

225,000	Taiwan Union Technology Corp	421,610

61,000	Test Research Inc	130,435

24,000	Topkey Corp	133,180

616,000	Transcend Information Inc	1,356,464

330,160	Tripod Technology Corp	1,042,295

47,000	TXC Corp	128,406

276,224	United Integrated Services Co Ltd	1,614,781

585,000	Universal Inc	468,304

56,000	Walsin Technology Corp	160,504

Shares	Description	Value ($)

	Taiwan — continued

2,553,750	Wan Hai Lines Ltd	6,394,163

160,000	Wistron Corp	143,722

28,000	Yageo Corp	425,696

9,834,000	Yang Ming Marine Transport Corp	21,394,989

78,000	Yulon Nissan Motor Co Ltd	532,941

234,725	Zeng Hsing Industrial Co Ltd	890,864

	Total Taiwan	234,348,168

	Thailand — 0.7%

559,400	CP ALL Pcl (Foreign Registered)	1,035,695

300,800	Kasikornbank Pcl (Foreign Registered)	1,239,478

2,630,100	Pruksa Holding Pcl (Foreign Registered)	905,380

765,000	PTT Exploration & Production Pcl	4,078,990

183,100	Regional Container Lines Pcl NVDR	157,007

669,000	Sri Trang Gloves Thailand Pcl (Foreign Registered)	190,336

356,300	Sri Trang Gloves Thailand Pcl NVDR	101,370

124,600	Tisco Financial Group Pcl NVDR	345,644

	Total Thailand	8,053,900

	Turkey — 0.5%

5,097,538	Akbank TAS	4,768,191

685,259	Enerjisa Enerji AS	1,069,890

79,882	Is Yatirim Menkul Degerler AS	204,748

16,090	Mavi Giyim Sanayi Ve Ticaret AS – Class B	98,660

142,567	Vestel Beyaz Esya Sanayi ve Ticaret AS	97,431

	Total Turkey	6,238,920

	United Kingdom — 1.0%

226,263	Unilever Plc	11,313,404

	Vietnam — 3.3%

2,572,900	Duc Giang Chemicals JSC	6,423,778

4,188,200	Hoa Phat Group JSC	3,151,689

2,600,100	Hoa Sen Group *	1,199,472

1,414,400	IDICO Corp JSC	2,072,252

2,671,400	Nam Kim Steel JSC	1,203,120

48,200	PetroVietnam Technical Services Corp	41,590

173,000	Pha Lai Thermal Power JSC	93,587

4,297,970	Saigon – Hanoi Commercial Joint Stock Bank *	1,783,504

7,874,700	SSI Securities Corp	6,229,974

1,519,800	Vietnam Dairy Products JSC	5,127,121

2,768,900	Vietnam Joint Stock Commercial Bank for Industry and Trade	3,092,301

132,600	Vinhomes JSC	294,832

15,246,800	VNDirect Securities Corp	8,537,332

	Total Vietnam	39,250,552

	TOTAL COMMON STOCKS (COST $1,554,663,331)	1,084,254,620

GMO Emerging Markets Fund

(A Series of GMO Trust)

Schedule of Investments — (Continued)

(showing percentage of total net assets)

November 30, 2022 (Unaudited)

Shares	Description	Value ($)

	PREFERRED STOCKS (f) — 5.6%

	Brazil — 3.4%

90,300	Banco do Estado do Rio Grande do Sul SA – Class B	173,488

1	Cia Energetica de Minas Gerais	2

362,800	Gerdau SA	2,207,135

781,200	Gerdau SA Sponsored ADR	4,765,320

6,364,700	Petroleo Brasileiro SA	32,698,296

59,900	Petroleo Brasileiro SA Sponsored ADR	613,975

8,099	Unipar Carbocloro SA – Class B	151,669

	Total Brazil	40,609,885

	Russia — 0.2%

194,570	Nizhnekamskneftekhim PJSC (c)	15,694

79,676,700	Surgutneftegas PJSC (c)	2,268,420

869	Transneft PJSC (c)	88,217

	Total Russia	2,372,331

	South Korea — 1.9%

237	LG H&H Co Ltd	50,227

531,957	Samsung Electronics Co Ltd	22,875,030

	Total South Korea	22,925,257

	Taiwan — 0.1%

256,798	Chailease Holding Co Ltd	803,183

	TOTAL PREFERRED STOCKS (COST $108,722,046)	66,710,656

Shares / Par Value†	Description	Value ($)

	DEBT OBLIGATIONS — 0.4%

	United States — 0.4%

4,800,000	U.S. Treasury Note, Variable Rate, USBM + 0.03%, 4.37%, due 04/30/23 (g)	4,804,121

	TOTAL DEBT OBLIGATIONS (COST $4,800,739)	4,804,121

	MUTUAL FUNDS — 0.4%

	United States — 0.4%

	Affiliated Issuers — 0.4%

914,720	GMO U.S. Treasury Fund	4,555,303

	Total United States	4,555,303

	TOTAL MUTUAL FUNDS (COST $4,555,303)	4,555,303

	SHORT-TERM INVESTMENTS — 0.6%

	Money Market Funds — 0.6%

7,331,552	State Street Institutional Treasury Money Market Fund – Premier Class, 3.49% (h)	7,331,552

	TOTAL SHORT-TERM INVESTMENTS (COST $7,331,552)	7,331,552

	TOTAL INVESTMENTS — 98.5% (Cost $1,680,072,971)	1,167,656,252

	Other Assets and Liabilities (net) — 1.5%	17,844,748

	TOTAL NET ASSETS — 100.0%	$1,185,501,000

Additional information on each restricted security is as follows:

Issuer Description	Acquisition Date	Acquisition Cost	Value as a Percentage of Fund’s Net Assets	Value as of November 30, 2022

Alrosa PJSC	09/14/17	$46,779,239	0.2%	$2,360,724

Magnitogorsk Iron & Steel Works PJSC	03/26/18	14,388,116	0.1%	626,881

PhosAgro PJSC GDR	02/09/22	5,151	0.0%	567

Sberbank of Russia PJSC	11/10/17	51,393,929	0.2%	2,040,240

Severstal PJSC GDR (Registered)	10/12/17	13,249,420	0.1%	639,553

				$5,667,965

GMO Emerging Markets Fund

(A Series of GMO Trust)

Schedule of Investments — (Continued)

November 30, 2022 (Unaudited)

A summary of outstanding financial instruments at November 30, 2022 is as follows:

Futures Contracts

Number of Contracts +	Type	Expiration Date	Notional Amount ($)	Value/Net Unrealized Appreciation (Depreciation) ($)
Buys
1,253	Mini MSCI Emerging Markets	December 2022	$61,553,625	$336,880

+	Buys - Fund is long the futures contract.
Sales - Fund is short the futures contract.

As of November 30 2022, for the above contracts and/or agreements, the Fund had sufficient cash and/or securities to cover commitments or collateral requirements, if any, of the relevant broker or exchange.

Notes to Schedule of Investments:

†	Denominated in U.S. Dollar, unless otherwise indicated.

*	Non-income producing security.

(a)	Investment valued using significant unobservable inputs.

(b)	All or a portion of this security is out on loan.

(c)

Investment valued at fair value using methods determined in good faith by the Trustees of GMO Trust or persons acting at their direction pursuant to procedures approved by the Trustees. Investment valued using significant unobservable inputs.

(d)	Affiliated company.

(e)	The security is restricted as to resale.

(f)	Preferred dividend rates are disclosed to the extent that a stated rate exists.

(g)

All or a portion of this security has been pledged to cover margin requirements on futures and/or cleared swap contracts, collateral on OTC swap contracts, forward currency contracts, and/or written options, if any.

(h)	The rate disclosed is the 7 day net yield as of November 30, 2022.

Portfolio Abbreviations:

ADR - American Depositary Receipt

Foreign Registered - Shares issued to foreign investors in markets that have foreign ownership limits.

GDR - Global Depositary Receipt

JSC - Joint-Stock Company

NVDR - Non-Voting Depositary Receipt

PJSC - Private Joint-Stock Company

QPSC - Qatar Private Stock Company

QSC - Qatari Shareholding Company

REIT - Real Estate Investment Trust

SOFOM - Sociedades Financieras de Objeto Multi (Multi-purpose Financial Company) USBM - U.S. Treasury 3 Month Bill Money Market Yield

The rates shown on variable rate notes are the current interest rates at November 30, 2022, which are subject to change based on the terms of the security.

GMO Emerging Markets Select Equity Fund (formerly GMO Emerging Domestic Opportunities Fund)

(A Series of GMO Trust)

Schedule of Investments

(showing percentage of total net assets)

November 30, 2022 (Unaudited)

Shares	Description	Value ($)

	COMMON STOCKS — 92.1%

	Brazil — 1.9%

146,300	Ambev SA	448,822

188,000	B3 SA – Brasil Bolsa Balcao	461,183

34,600	Localiza Rent a Car SA	400,717

112	Localiza Rent a Car SA GDR * (a)	1,297

671	MercadoLibre Inc *	624,691

96,500	Raia Drogasil SA	428,633

65,500	WEG SA	492,258

	Total Brazil	2,857,601

	China — 29.3%

528,388	Alibaba Group Holding Ltd *	5,750,528

79,100	Baidu Inc – Class A *	1,067,503

30,000	BYD Co Ltd – Class H	763,794

36,677	Changzhou Xingyu Automotive Lighting Systems Co Ltd – Class A	681,576

1,080,000	China International Capital Corp Ltd – Class H	2,037,163

190,000	China Mengniu Dairy Co Ltd *	854,558

369,502	China Merchants Bank Co Ltd – Class H	1,876,719

92,000	China Resources Land Ltd	427,332

198,900	China Yangtze Power Co Ltd – Class A	591,984

5,500	Contemporary Amperex Technology Co Ltd – Class A	301,308

248,700	GoerTek Inc – Class A	638,350

445,455	Haier Smart Home Co Ltd – Class A	1,545,942

122,327	JD.com Inc – Class A	3,492,163

14,500	JD.com Inc ADR	829,110

92,576	Jiangsu Hengli Hydraulic Co Ltd – Class A	857,122

14,386	Kweichow Moutai Co Ltd – Class A	3,242,001

86,400	Meituan – Class B *	1,862,529

203,285	NARI Technology Co Ltd – Class A	761,674

73,675	NetEase Inc	1,065,240

170,500	Ping An Insurance Group Co of China Ltd –Class H	1,052,667

2,287,000	Postal Savings Bank of China Co Ltd – Class H	1,383,117

39,060	Proya Cosmetics Co Ltd – Class A	931,061

152,100	SF Holding Co Ltd – Class A	1,141,414

118,178	Shanghai Baosight Software Co Ltd – Class A	654,984

100,272	Shenzhen Inovance Technology Co Ltd – Class A	997,073

47,800	Sunny Optical Technology Group Co Ltd	569,052

128,584	Tencent Holdings Ltd	4,862,570

192,000	Tsingtao Brewery Co Ltd – Class H	1,817,574

72,385	Wuliangye Yibin Co Ltd – Class A	1,610,462

7,711	Yum China Holdings Inc	425,030

	Total China	44,091,600

	France — 0.8%

3,148	L’Oreal SA	1,182,250

	Hong Kong — 1.2%

178,000	AIA Group Ltd	1,807,520

Shares	Description	Value ($)

	India — 14.0%

34,794	Angel One Ltd	690,559

18,664	Asian Paints Ltd	730,400

80,652	Axis Bank Ltd	894,804

48,597	Bharti Airtel Ltd	509,079

187,000	Campus Activewear Ltd *	1,027,873

73,300	Cipla Ltd	1,034,174

176,113	Devyani International Ltd *	408,913

72,116	Godrej Consumer Products Ltd *	785,280

36,142	HDFC Bank Ltd	718,342

209,791	ICICI Bank Ltd	2,457,008

206,315	Indian Hotels Co Ltd	822,241

69,417	Infosys Ltd	1,414,459

31,541	JB Chemicals & Pharmaceuticals Ltd	781,734

46,206	Kajaria Ceramics Ltd	651,220

99,769	LA Opala RG Ltd	504,314

77,480	Laxmi Organic Industries Ltd	287,068

6,913	Maruti Suzuki India Ltd	765,722

110,740	Metro Brands Ltd	1,136,531

74,080	SBI Cards & Payment Services Ltd	753,433

61,847	SBI Life Insurance Co Ltd	980,342

23,974	SRF Ltd	701,446

34,490	Star Health & Allied Insurance Co Ltd *	273,626

123,868	State Bank of India	921,443

55,721	Sun Pharmaceutical Industries Ltd	723,438

38,571	Sundram Fasteners Ltd	434,228

17,644	Titan Co Ltd	579,993

	Total India	20,987,670

	Indonesia — 5.4%

4,024,300	Bank Central Asia Tbk PT	2,390,750

3,663,600	Bank Mandiri Persero Tbk PT	2,471,323

16,078,700	Mitra Adiperkasa Tbk PT *	1,486,516

7,121,300	Telkom Indonesia Persero Tbk PT	1,837,116

	Total Indonesia	8,185,705

	Japan — 0.6%

5,600	Daikin Industries Ltd	923,557

	Mexico — 5.3%

482,343	Banco del Bajio SA	1,567,227

77,439	Grupo Aeroportuario del Pacifico SAB de CV – Class B	1,257,832

244,987	Regional SAB de CV	1,788,707

843,048	Wal-Mart de Mexico SAB de CV	3,331,731

	Total Mexico	7,945,497

	Peru — 0.3%

3,320	Credicorp Ltd	509,786

	Philippines — 0.2%

8,335	Globe Telecom Inc	340,195

GMO Emerging Markets Select Equity Fund (formerly GMO Emerging Domestic Opportunities Fund)

(A Series of GMO Trust)

Schedule of Investments — (Continued)

(showing percentage of total net assets)

November 30, 2022 (Unaudited)

Shares	Description	Value ($)

	Qatar — 1.1%

296,728	Qatar National Bank QPSC	1,604,239

	Russia — 0.4%

34,988	Magnit PJSC (b)	192,441

546,960	Mobile TeleSystems PJSC (b)	147,722

530,016	Sberbank of Russia PJSC * (b) (c)	82,385

46,548	TCS Group Holding Plc GDR (Registered) * (b)	159,372

69,200	Yandex NV – Class A * (b)	13,107

	Total Russia	595,027

	Saudi Arabia — 0.8%

12,222	Abdullah Al Othaim Markets Co	375,448

8,577	Mouwasat Medical Services Co	433,684

32,305	Saudi National Bank (The)	444,804

	Total Saudi Arabia	1,253,936

	South Africa — 1.0%

30,294	Absa Group Ltd	363,262

46,751	Aspen Pharmacare Holdings Ltd	387,960

22,442	Mr Price Group Ltd	219,344

38,681	MTN Group Ltd	316,977

89,555	Raubex Group Ltd	144,283

	Total South Africa	1,431,826

	South Korea — 7.3%

1,275	LG Chem Ltd	727,810

2,440	NAVER Corp	354,687

199,988	Samsung Electronics Co Ltd	9,609,214

3,565	SK Hynix Inc	235,290

	Total South Korea	10,927,001

	Switzerland — 1.1%

13,910	Nestle SA (Registered)	1,655,617

	Taiwan — 13.8%

36,000	Allied Supreme Corp	382,439

710,000	Continental Holdings Corp	691,949

1,767,000	CTBC Financial Holding Co Ltd	1,327,367

59,000	Delta Electronics Inc	583,434

89,000	E Ink Holdings Inc	533,655

1,298,722	E.Sun Financial Holding Co Ltd	1,049,248

25,000	eMemory Technology Inc	1,220,100

26,000	MediaTek Inc	628,259

60,000	Sinbon Electronics Co Ltd	530,004

770,800	Taiwan Semiconductor Manufacturing Co Ltd	12,378,932

74,000	Vanguard International Semiconductor Corp	200,955

78,000	VisEra Technologies Co Ltd	612,567

12,000	Voltronic Power Technology Corp	681,052

	Total Taiwan	20,819,961

Shares	Description	Value ($)

	Thailand — 2.1%

172,700	Advanced Info Service Pcl (Foreign Registered)	928,231

688,600	CP ALL Pcl (Foreign Registered)	1,274,901

2,654,300	Digital Telecommunications Infrastructure Fund – Class F	987,087

	Total Thailand	3,190,219

	United Arab Emirates — 0.6%

168,804	Abu Dhabi Commercial Bank PJSC	450,418

373,701	Aldar Properties PJSC	485,052

	Total United Arab Emirates	935,470

	United Kingdom — 1.7%

25,044	Diageo Plc	1,156,582

26,435	Unilever Plc	1,321,780

	Total United Kingdom	2,478,362

	United States — 1.5%

7,404	Alphabet, Inc. – Class A *	747,730

7,712	Apple, Inc.	1,141,607

148,800	Samsonite International SA *	403,339

	Total United States	2,292,676

	Vietnam — 1.7%

771,900	Bank for Foreign Trade of Vietnam JSC	2,554,509

	TOTAL COMMON STOCKS (COST $181,816,266)	138,570,224

	PREFERRED STOCKS (d) — 0.4%

	Brazil — 0.4%

130,300	Itau Unibanco Holding SA	652,837

	TOTAL PREFERRED STOCKS (COST $627,468)	652,837

	INVESTMENT FUNDS — 0.0%

	Russia — 0.0%

61,600	VanEck Vectors Russia ETF (b)	9,610

	TOTAL INVESTMENT FUNDS (COST $1,565,234)	9,610

	MUTUAL FUNDS — 3.7%

	United States — 3.7%

	Affiliated Issuers — 3.7%

1,126,164	GMO U.S. Treasury Fund	5,608,296

	Total United States	5,608,296

	TOTAL MUTUAL FUNDS (COST $5,608,296)	5,608,296

GMO Emerging Markets Select Equity Fund (formerly GMO Emerging Domestic Opportunities Fund)

(A Series of GMO Trust)

Schedule of Investments — (Continued)

(showing percentage of total net assets)

November 30, 2022 (Unaudited)

Shares	Description	Value ($)

	SHORT-TERM INVESTMENTS — 0.5%

	Money Market Funds — 0.5%

708,282	State Street Institutional Treasury Money Market Fund – Premier Class, 3.49% (e)	708,282

	TOTAL SHORT-TERM INVESTMENTS (COST $708,282)	708,282

	TOTAL INVESTMENTS — 96.7% (Cost $190,325,546)	145,549,249

	Other Assets and Liabilities (net) — 3.3%	4,977,930

	TOTAL NET ASSETS — 100.0%	$150,527,179

Additional information on each restricted security is as follows:

Issuer Description	Acquisition Date	Acquisition Cost	Value as a Percentage of Fund’s Net Assets	Value as of November 30, 2022

Sberbank of Russia PJSC	03/03/21	$2,059,161	0.1%	$82,385

Notes to Schedule of Investments:

*	Non-income producing security.

(a)	Investment valued using significant unobservable inputs.

(b)

Investment valued at fair value using methods determined in good faith by the Trustees of GMO Trust or persons acting at their direction pursuant to procedures approved by the Trustees. Investment valued using significant unobservable inputs.

(c)	The security is restricted as to resale.

(d)	Preferred dividend rates are disclosed to the extent that a stated rate exists.

(e)	The rate disclosed is the 7 day net yield as of November 30, 2022.

Portfolio Abbreviations:

ADR - American Depositary Receipt

ETF - Exchange-Traded Fund

Foreign Registered - Shares issued to foreign investors in markets that have foreign ownership limits.

GDR - Global Depositary Receipt

JSC - Joint-Stock Company

PJSC - Private Joint-Stock Company

QPSC - Qatar Private Stock Company

GMO International Equity Fund

(A Series of GMO Trust)

Schedule of Investments

(showing percentage of total net assets)

November 30, 2022 (Unaudited)

Shares	Description	Value ($)

	COMMON STOCKS — 98.3%

	Australia — 4.3%

75,931	Ampol Ltd	1,480,267

473,394	Aurizon Holdings Ltd	1,230,387

51,448	BHP Group Ltd	1,597,735

560,991	BlueScope Steel Ltd	6,761,583

201,744	Brambles Ltd	1,668,795

182,219	Fortescue Metals Group Ltd	2,425,274

651,380	GrainCorp Ltd – Class A	3,601,473

128,571	JB Hi-Fi Ltd	3,954,118

143,988	Metcash Ltd	411,753

89,611	Pact Group Holdings Ltd	65,098

557,171	Rio Tinto Ltd	41,595,391

235,528	Sims Ltd	2,104,335

	Total Australia	66,896,209

	Belgium — 0.2%

9,147	Ageas SA/NV	370,379

91,042	AGFA-Gevaert NV *	263,253

52,592	Bekaert SA	1,877,999

8,033	Melexis NV	707,775

	Total Belgium	3,219,406

	Denmark — 0.0%

9,627	Per Aarsleff Holding A/S	311,620

6,605	Schouw & Co A/S	477,494

	Total Denmark	789,114

	Finland — 1.4%

3,168	Kesko Oyj – B Shares	68,098

3,930,530	Nokia Oyj	19,365,352

5,686	Outokumpu Oyj	28,682

58,153	UPM-Kymmene Oyj	2,134,876

	Total Finland	21,597,008

	France — 14.0%

26,778	ALD SA	269,499

20,568	Alten SA	2,599,486

10,457	Arkema SA	929,749

761,708	Cie de Saint-Gobain	35,123,535

196,613	Coface SA	2,406,842

192,150	Derichebourg SA	1,039,494

77,066	Ipsen SA	8,614,842

48,662	IPSOS	2,783,803

13,260	Kering SA	7,967,099

121,477	Metropole Television SA	1,746,634

115,037	Publicis Groupe SA	7,571,322

18,919	Rexel SA *	347,662

465,441	Sanofi	42,042,950

13,893	Societe BIC SA	917,815

726,350	Societe Generale SA	18,281,520

Shares	Description	Value ($)

	France — continued

953,500	STMicroelectronics NV	37,072,080

212,461	Television Francaise 1	1,605,847

14,723	TotalEnergies SE (a)	913,552

739,989	TotalEnergies SE (a)	46,249,376

	Total France	218,483,107

	Germany — 3.8%

146,687	Bayer AG (Registered)	8,513,259

119,759	Bayerische Motoren Werke AG	10,873,955

26,069	Henkel AG & Co KGaA	1,734,352

16,282	Hornbach Holding AG & Co KGaA	1,291,502

6,065	HUGO BOSS AG	341,183

5,326	Indus Holding AG	126,329

263,799	Kloeckner & Co SE	2,503,517

160,642	Merck KGaA	29,432,027

38,422	ProSiebenSat.1 Media SE	349,121

26,165	RTL Group SA	1,086,798

51,381	Salzgitter AG	1,506,767

12,807	Volkswagen AG	2,472,363

	Total Germany	60,231,173

	Hong Kong — 1.7%

548,100	ASMPT Ltd	4,080,330

149,500	BOC Hong Kong Holdings Ltd	477,203

553,487	Champion (REIT)	191,964

755,112	Chow Tai Fook Jewellery Group Ltd	1,331,534

1,113,000	CK Asset Holdings Ltd	6,661,855

160,500	CK Hutchison Holdings Ltd	933,023

202,800	Dah Sing Banking Group Ltd	141,404

120,869	Dah Sing Financial Holdings Ltd	269,999

3,995,207	Esprit Holdings Ltd *	387,137

1,617,585	IGG Inc *	572,028

461,401	Johnson Electric Holdings Ltd	578,581

297,640	Kerry Logistics Network Ltd	524,363

164,326	Luk Fook Holdings International Ltd	398,384

1,132,331	Pacific Textiles Holdings Ltd	373,078

1,301,023	Shun Tak Holdings Ltd *	209,741

321,000	SITC International Holdings Co Ltd	712,092

289,526	SmarTone Telecommunications Holdings Ltd	146,985

71,000	Techtronic Industries Co Ltd	865,501

313,588	Television Broadcasts Ltd *	151,716

926,000	VSTECS Holdings Ltd	502,630

81,800	VTech Holdings Ltd	521,690

10,390,515	WH Group Ltd	6,087,971

	Total Hong Kong	26,119,209

	Ireland — 0.6%

838,104	Bank of Ireland Group Plc	6,949,590

49,150	Kingspan Group Plc	2,790,044

	Total Ireland	9,739,634

GMO International Equity Fund

(A Series of GMO Trust)

Schedule of Investments — (Continued)

(showing percentage of total net assets)

November 30, 2022 (Unaudited)

Shares	Description	Value ($)

	Italy — 0.8%

307,976	Anima Holding SPA	1,178,649

74,749	Banca IFIS SPA	1,030,154

85,797	Esprinet SPA	634,268

131,595	Italgas SPA	774,445

259,782	Leonardo SPA	2,084,300

1,438,397	MFE-MediaForEurope NV – Class A	605,198

2,362	Sesa SPA	296,690

395,162	Snam SPA	2,017,186

37,027	Terna – Rete Elettrica Nazionale	283,625

37,310	Unieuro SPA	506,327

685,148	Unipol Gruppo SPA	3,504,753

	Total Italy	12,915,595

	Japan — 25.6%

56,900	Advantest Corp	3,872,764

63,520	AOKI Holdings Inc	318,617

891,215	Asahi Kasei Corp	6,623,806

97,800	Bandai Namco Holdings Inc	6,480,264

367,796	Brother Industries Ltd	5,973,441

1,388,400	Canon Inc	32,453,437

31,300	Canon Inc Sponsored ADR	731,168

13,800	Canon Marketing Japan Inc	313,974

74,900	Citizen Watch Co Ltd	328,904

45,600	Dai Nippon Printing Co Ltd	944,450

126,690	Daiwabo Holdings Co Ltd	2,021,257

70,674	Dexerials Corp	1,696,143

53,948	Doutor Nichires Holdings Co Ltd	665,175

46,754	FUJIFILM Holdings Corp	2,515,000

20,706	Fuyo General Lease Co Ltd	1,329,587

59,436	Geo Holdings Corp	849,194

17,553	Gunze Ltd	510,025

128,900	Haseko Corp	1,425,306

1,268,954	ITOCHU Corp	39,854,139

1,969,304	Japan Tobacco Inc	40,290,742

127,344	Kanematsu Corp	1,422,020

1,212,496	KDDI Corp	36,065,171

42,093	Komeri Co Ltd	794,647

2,975,200	Marubeni Corp	33,656,570

99,657	MCJ Co Ltd	699,288

271,700	Mitsubishi Corp	9,150,628

547,800	Mitsubishi Motors Corp *	2,555,729

1,126,238	Mitsui & Co Ltd	32,687,619

39,684	Modec Inc *	444,060

353,700	NGK Spark Plug Co Ltd	6,930,214

97,226	Nichias Corp	1,725,537

253,100	Nikon Corp	2,474,741

47,731	Nippon Signal Company Ltd	360,421

1,229,195	Nippon Telegraph & Telephone Corp	34,084,329

85,166	Okinawa Electric Power Co (The)	654,593

60,300	Ono Pharmaceutical Co Ltd	1,545,377

82,324	Press Kogyo Co Ltd	271,974

37,519	Prima Meat Packers Ltd	557,822

Shares	Description	Value ($)

	Japan — continued

5,983	San-A Co Ltd	189,869

77,400	Sega Sammy Holdings Inc	1,032,171

182,100	Seiko Epson Corp	2,865,588

65,595	Seiko Group Corp	1,524,039

394,012	Sekisui Chemical Co Ltd	5,572,632

739,700	Sekisui House Ltd	13,849,899

26,900	Shimamura Co Ltd	2,442,204

646,981	Sojitz Corp	11,529,772

3,709,141	Sumitomo Chemical Co Ltd	13,522,909

292,600	Sumitomo Forestry Co Ltd	5,108,835

17,600	Suntory Beverage & Food Ltd	599,769

20,638	T-Gaia Corp	248,144

30,400	Tokyo Gas Co Ltd	559,208

26,977	Tokyo Seimitsu Co Ltd	864,487

116,275	Tokyu Construction Co Ltd	556,659

50,428	Towa Pharmaceutical Co Ltd	776,914

367,655	Toyota Tsusho Corp	14,192,529

24,269	TPR Co Ltd	218,693

64,269	Valor Holdings Co Ltd	825,196

20,256	Warabeya Nichiyo Holdings Co Ltd	272,657

17,508	Yahagi Construction Co Ltd	94,253

45,800	Yakult Honsha Co Ltd	2,922,985

167,000	Yamaha Motor Co Ltd	4,183,310

48,600	Yokogawa Electric Corp	916,580

	Total Japan	400,147,435

	Netherlands — 7.5%

52,178	ASR Nederland NV	2,388,120

144,748	EXOR NV *	11,362,716

1,199,184	Koninklijke Ahold Delhaize NV	34,946,734

79,482	Koninklijke KPN NV	244,510

211,688	NN Group NV	9,046,796

483,894	Randstad NV	28,028,788

242,947	Signify NV	8,297,760

216,443	Wolters Kluwer NV	23,854,266

	Total Netherlands	118,169,690

	Norway — 2.8%

88,434	BW LPG Ltd	788,567

252,712	Elkem ASA *	935,827

973,109	Equinor ASA	37,475,206

247,968	Europris ASA	1,575,921

332,137	Norsk Hydro ASA	2,501,031

	Total Norway	43,276,552

	Portugal — 1.5%

253,505	CTT-Correios de Portugal SA	849,438

470,712	Galp Energia SGPS SA	5,799,959

529,054	Jeronimo Martins SGPS SA	11,804,003

437,520	Navigator Co SA (The)	1,777,233

337,413	REN – Redes Energeticas Nacionais SGPS SA	893,552

GMO International Equity Fund

(A Series of GMO Trust)

Schedule of Investments — (Continued)

(showing percentage of total net assets)

November 30, 2022 (Unaudited)

Shares	Description	Value ($)

	Portugal — continued

2,331,776	Sonae SGPS SA	2,368,770

	Total Portugal	23,492,955

	Singapore — 5.0%

109,100	City Developments Ltd	670,267

1,368,925	DBS Group Holdings Ltd	35,699,845

843,400	First Resources Ltd	1,007,859

213,087	Jardine Cycle & Carriage Ltd	4,752,646

1,619,000	Keppel Corp Ltd	9,036,494

428,300	Sheng Siong Group Ltd	519,430

179,600	Venture Corp Ltd	2,305,936

3,213,039	Wilmar International Ltd	9,746,848

8,014,622	Yangzijiang Financial Holding Ltd *	2,050,336

11,084,122	Yangzijiang Shipbuilding Holdings Ltd	11,738,873

	Total Singapore	77,528,534

	Spain — 6.4%

1,075,790	Acerinox SA	10,642,838

7,072,399	Banco Bilbao Vizcaya Argentaria SA	41,677,944

26,789,440	Banco de Sabadell SA	25,013,809

169,683	Bankinter SA	1,116,018

26,651	Ebro Foods SA	421,130

88,803	Ence Energia y Celulosa SA	294,206

12,628	Grupo Catalana Occidente SA	399,438

291,189	Industria de Diseno Textil SA	7,601,138

708,168	Repsol SA	10,934,342

1,799,875	Unicaja Banco SA	1,860,823

	Total Spain	99,961,686

	Sweden — 0.6%

112,976	Investor AB – A Shares	2,175,315

20,238	New Wave Group AB – B Shares	410,083

1,077,823	SSAB AB – A Shares	6,241,404

	Total Sweden	8,826,802

	Switzerland — 6.2%

40,548	Ascom Holding AG (Registered)	339,167

21,421	DKSH Holding AG	1,615,161

209	Forbo Holding AG (Registered)	246,295

62,318	Novartis AG (Registered)	5,543,469

164,263	Roche Holding AG – Genusschein	53,652,215

5,146	u-blox Holding AG *	669,971

1,616,200	UBS Group AG (Registered)	29,823,214

3,995	Zehnder Group AG – Class RG	237,512

11,334	Zurich Insurance Group AG	5,445,271

	Total Switzerland	97,572,275

	United Kingdom — 15.8%

1,049,930	3i Group Plc	17,250,835

1,143,582	BAE Systems Plc	11,325,731

3,074,660	Barratt Developments Plc	14,868,360

Shares / Par Value†	Description	Value ($)

	United Kingdom — continued

204,834	Bellway Plc	4,977,293

7,777	Berkeley Group Holdings Plc	360,648

566,400	BP Plc Sponsored ADR	20,333,760

1,065,794	British American Tobacco Plc	43,699,702

28,658	British American Tobacco Plc Sponsored ADR	1,182,716

12,816,142	BT Group Plc	18,859,093

2,078	Bunzl Plc	76,851

635,402	Coca-Cola HBC AG *	15,542,504

83,864	Crest Nicholson Holdings Plc	232,130

17,500	Diageo Plc Sponsored ADR	3,264,625

25,563	Ferguson Plc	2,898,102

872,722	Ferrexpo Plc	1,520,114

57,044	Galliford Try Holdings Plc	108,136

52,532	Grafton Group Plc	493,894

714,946	GSK Plc	12,156,983

103,137	Halfords Group Plc	242,800

307,835	IG Group Holdings Plc	3,062,201

1,416,903	Imperial Brands Plc	36,444,251

704,574	Investec Plc	4,449,906

670,633	Kingfisher Plc	1,961,198

211,790	Next Plc	15,136,010

59,535	OSB Group Plc	342,736

297,746	Persimmon Plc	4,611,742

198,700	Plus500 Ltd	4,561,269

592,300	Redrow Plc	3,263,634

42,519	RS Group Plc	472,876

539,609	Spirent Communications Plc	1,880,541

259,383	Vesuvius Plc	1,198,115

	Total United Kingdom	246,778,756

	United States — 0.1%

79,531	ADTRAN Holdings, Inc.	1,612,093

	TOTAL COMMON STOCKS (COST $1,636,421,893)	1,537,357,233

	PREFERRED STOCKS (b) — 0.8%

	Germany — 0.8%

77,262	Bayerische Motoren Werke AG	6,704,330

11,586	Draegerwerk AG & Co KGaA	525,136

74,716	Henkel AG & Co KGaA	5,344,161

	Total Germany	12,573,627

	TOTAL PREFERRED STOCKS (COST $11,738,865)	12,573,627

	DEBT OBLIGATIONS — 2.3%

	United States — 2.3%

35,000,000	U.S. Treasury Note, Variable Rate, USBM + 0.04%, 4.37%, due 07/31/24 (c)	34,955,383

	TOTAL DEBT OBLIGATIONS (COST $34,970,844)	34,955,383

GMO International Equity Fund

(A Series of GMO Trust)

Schedule of Investments — (Continued)

(showing percentage of total net assets)

November 30, 2022 (Unaudited)

Shares	Description	Value ($)

	MUTUAL FUNDS — 1.5%

	United States — 1.5%

	Affiliated Issuers — 1.5%

4,718,876	GMO U.S. Treasury Fund	23,500,000

	Total United States	23,500,000

	TOTAL MUTUAL FUNDS (COST $23,500,000)	23,500,000

	RIGHTS/WARRANTS — 0.0%

	France — 0.0%

26,778	ALD SA, expires 12/13/22 *	58,238

	Total France	58,238

	TOTAL RIGHTS/WARRANTS (COST $0)	58,238

Shares	Description	Value ($)

	SHORT-TERM INVESTMENTS — 0.0%

	Money Market Funds — 0.0%

291,071	State Street Institutional Treasury Money Market Fund – Premier Class, 3.49% (d)	291,071

	TOTAL SHORT-TERM INVESTMENTS (COST $291,071)	291,071

	TOTAL INVESTMENTS — 102.9% (Cost $1,706,922,673)	1,608,735,552

	Other Assets and Liabilities (net) — (2.9)%	(45,037,014)

	TOTAL NET ASSETS — 100.0%	$1,563,698,538

A summary of outstanding financial instruments at November 30, 2022 is as follows:

Futures Contracts

Number of Contracts +	Type	Expiration Date	Notional Amount ($)	Value/Net Unrealized Appreciation (Depreciation) ($)
Buys
77	MSCI EAFE	December 2022	$7,622,230	$193,473

+	Buys - Fund is long the futures contract.
Sales - Fund is short the futures contract.

As of November 30, 2022, for the above contracts and/or agreements, the Fund had sufficient cash and/or securities to cover commitments or collateral requirements, if any, of the relevant broker or exchange.

Notes to Schedule of Investments:

†	Denominated in U.S. Dollar, unless otherwise indicated.

*	Non-income producing security.

(a)	Securities are traded on separate exchanges for the same entity.

(b)	Preferred dividend rates are disclosed to the extent that a stated rate exists.

(c)

All or a portion of this security has been pledged to cover margin requirements on futures and/or cleared swap contracts, collateral on OTC swap contracts, forward currency contracts, and/or written options, if any.

(d)	The rate disclosed is the 7 day net yield as of November 30, 2022.

Portfolio Abbreviations:

ADR - American Depositary Receipt

REIT - Real Estate Investment Trust

USBM - U.S. Treasury 3 Month Bill Money Market Yield

The rates shown on variable rate notes are the current interest rates at November 30, 2022, which are subject to change based on the terms of the security.

GMO-Usonian Japan Value Creation Fund

(A Series of GMO Trust)

Schedule of Investments

(showing percentage of total net assets)

November 30, 2022 (Unaudited)

Shares	Description	Value ($)

	COMMON STOCKS — 97.3%

	Automobiles & Components — 6.6%

152,800	Honda Motor Co Ltd	3,723,980

228,100	Stanley Electric Co Ltd	4,690,103

	Total Automobiles & Components	8,414,083

	Banks — 6.2%

129,900	Sumitomo Mitsui Financial Group Inc	4,408,899

110,500	Sumitomo Mitsui Trust Holdings Inc	3,543,809

	Total Banks	7,952,708

	Capital Goods — 18.0%

241,500	EXEO Group Inc	3,748,601

212,200	Fuji Corp	3,237,610

152,500	Kyudenko Corp	3,669,045

599,300	Penta-Ocean Construction Co Ltd	2,836,161

228,900	Takuma Co Ltd	2,139,277

153,800	THK Co Ltd	3,033,769

74,000	Toyota Industries Corp	4,245,174

	Total Capital Goods	22,909,637

	Commercial & Professional Services — 4.9%

53,700	Secom Co Ltd	3,320,005

191,800	Toppan Inc	2,987,503

	Total Commercial & Professional Services	6,307,508

	Consumer Durables & Apparel — 1.8%

212,300	Haseko Corp	2,347,498

	Diversified Financials — 3.4%

135,000	Credit Saison Co Ltd	1,730,817

69,100	Zenkoku Hosho Co Ltd	2,572,869

	Total Diversified Financials	4,303,686

	Food, Beverage & Tobacco — 9.8%

92,100	Ezaki Glico Co Ltd	2,403,206

231,200	Kirin Holdings Co Ltd	3,649,629

88,000	Morinaga & Co Ltd	2,370,786

131,800	NH Foods Ltd	3,548,593

62,400	Takara Holdings Inc	487,990

	Total Food, Beverage & Tobacco	12,460,204

	Health Care Equipment & Services — 2.2%

141,200	H.U. Group Holdings Inc	2,863,838

	Insurance — 5.7%

96,000	MS&AD Insurance Group Holdings Inc	2,849,403

364,900	T&D Holdings Inc	4,436,209

	Total Insurance	7,285,612

	Materials — 9.3%

139,400	Denka Co Ltd	3,375,189

114,100	Maruichi Steel Tube Ltd	2,373,221

291,600	Teijin Ltd	2,829,397

Shares	Description	Value ($)

	Materials — continued

421,500	Tokai Carbon Co Ltd	3,252,326

	Total Materials	11,830,133

	Pharmaceuticals, Biotechnology & Life Sciences — 3.3%

40,500	Sawai Group Holdings Co Ltd	1,254,051

133,900	Tsumura & Co	2,934,317

	Total Pharmaceuticals, Biotechnology & Life Sciences	4,188,368

	Real Estate — 2.5%

262,400	Aeon Mall Co Ltd	3,168,975

	Retailing — 1.8%

280,800	K’s Holdings Corp	2,331,519

	Semiconductors & Semiconductor Equipment — 7.5%

40,200	Rohm Co Ltd	3,226,906

222,000	SUMCO Corp	3,321,456

95,200	Tokyo Seimitsu Co Ltd	3,050,717

	Total Semiconductors & Semiconductor Equipment	9,599,079

	Software & Services — 2.9%

103,800	NEC Corp	3,695,338

	Technology Hardware & Equipment — 6.4%

152,400	Amano Corp	2,766,546

222,500	Daiwabo Holdings Co Ltd	3,549,844

33,700	FUJIFILM Holdings Corp	1,812,797

	Total Technology Hardware & Equipment	8,129,187

	Telecommunication Services — 1.8%

78,800	KDDI Corp	2,343,872

	Transportation — 3.2%

112,100	Sankyu Inc	4,056,874

	TOTAL COMMON STOCKS (COST $148,031,414)	124,188,119

	SHORT-TERM INVESTMENTS — 1.8%

	Money Market Funds — 1.8%

2,252,906	State Street Institutional Treasury Money Market Fund – Premier Class, 3.49% (a)	2,252,906

	TOTAL SHORT-TERM INVESTMENTS (COST $2,252,906)	2,252,906

	TOTAL INVESTMENTS — 99.1% (Cost $150,284,320)	126,441,025

	Other Assets and Liabilities (net) — 0.9%	1,120,528

	TOTAL NET ASSETS — 100.0%	$127,561,553

Notes to Schedule of Investments:

(a)	The rate disclosed is the 7 day net yield as of November 30, 2022.

GMO Quality Cyclicals Fund

(A Series of GMO Trust)

Schedule of Investments

(showing percentage of total net assets)

November 30, 2022 (Unaudited)

Shares	Description	Value ($)

	COMMON STOCKS — 97.4%

	Brazil — 0.2%

15,002	Vale SA	247,781

	Canada — 5.5%

62,934	Brookfield Asset Management Inc – Class A	2,967,338

39,009	Nutrien Ltd	3,136,324

	Total Canada	6,103,662

	China — 3.3%

239,644	Alibaba Group Holding Ltd *	2,608,082

28,423	Tencent Holdings Ltd	1,074,853

	Total China	3,682,935

	Finland — 2.2%

48,038	Neste Oyj	2,479,556

	France — 9.2%

3,679	Kering SA	2,210,479

4,944	LVMH Moet Hennessy Louis Vuitton SE	3,836,685

32,755	Safran SA	4,048,049

	Total France	10,095,213

	Germany — 2.2%

21,835	Beiersdorf AG	2,374,628

	Hong Kong — 1.5%

280,833	Galaxy Entertainment Group Ltd	1,707,312

	Ireland — 2.5%

170,146	Ryanair Holdings Plc *	2,296,762

5,482	Ryanair Holdings Plc Sponsored ADR *	414,932

	Total Ireland	2,711,694

	Mexico — 6.0%

484,370	Fomento Economico Mexicano SAB de CV	3,865,621

669,152	Grupo Mexico SAB de CV – Series B	2,722,527

	Total Mexico	6,588,148

	Russia — 0.2%

33,541	LUKOIL PJSC (a)	176,903

72,920	Novatek PJSC (a)	86,271

	Total Russia	263,174

	Spain — 4.5%

46,931	Amadeus IT Group SA *	2,537,442

91,707	Industria de Diseno Textil SA	2,393,901

	Total Spain	4,931,343

	United Kingdom — 10.5%

41,008	Berkeley Group Holdings Plc	1,901,690

211,215	Compass Group Plc	4,815,265

Shares	Description	Value ($)

	United Kingdom — continued

81,801	Persimmon Plc	1,267,003

219,843	S4 Capital Plc *	507,598

104,884	Shell Plc	3,069,514

	Total United Kingdom	11,561,070

	United States — 49.6%

23,309	Alphabet, Inc. – Class A *	2,353,976

20,763	American Express Co.	3,272,041

1,453	Booking Holdings, Inc. *	3,021,441

71,693	BorgWarner, Inc.	3,047,669

9,812	CarMax, Inc. *	680,560

17,139	Chevron Corp.	3,141,750

45,860	Darling Ingredients, Inc. *	3,294,124

30,571	EOG Resources, Inc.	4,338,942

34,837	Green Plains, Inc. *	1,203,967

20,419	Hilton Worldwide Holdings, Inc.	2,912,158

33,510	Intercontinental Exchange, Inc.	3,629,468

3,762	Lam Research Corp.	1,777,094

52,984	Las Vegas Sands Corp. *	2,481,771

2,277	Markel Corp. *	3,016,661

9,959	Meta Platforms, Inc. – Class A *	1,176,158

26,213	Micron Technology, Inc.	1,511,179

23,717	Otis Worldwide Corp.	1,852,061

38,603	Raytheon Technologies Corp.	3,810,888

39,110	Sensata Technologies Holding Plc	1,763,861

65,736	US Bancorp	2,983,757

71,233	Wells Fargo & Co.	3,415,622

	Total United States	54,685,148

	TOTAL COMMON STOCKS (COST $92,749,523)	107,431,664

	PREFERRED STOCKS (b) — 2.1%

	Brazil — 2.1%

436,575	Bradespar SA	2,380,852

	TOTAL PREFERRED STOCKS (COST $2,072,925)	2,380,852

	MUTUAL FUNDS — 0.3%

	United States — 0.3%

	Affiliated Issuers — 0.3%

60,241	GMO U.S. Treasury Fund	300,000

	Total United States	300,000

	TOTAL MUTUAL FUNDS (COST $300,000)	300,000

GMO Quality Cyclicals Fund

(A Series of GMO Trust)

Schedule of Investments — (Continued)

(showing percentage of total net assets)

November 30, 2022 (Unaudited)

Shares	Description	Value ($)

	SHORT-TERM INVESTMENTS — 0.2%

	Money Market Funds — 0.2%

159,428	State Street Institutional Treasury Money Market Fund – Premier Class, 3.49% (c)	159,428

	TOTAL SHORT-TERM INVESTMENTS (COST $159,428)	159,428

	TOTAL INVESTMENTS — 100.0% (Cost $95,281,876)	110,271,944

	Other Assets and Liabilities (net) — 0.0%	29,537

	TOTAL NET ASSETS — 100.0%	$110,301,481

Notes to Schedule of Investments:

*	Non-income producing security.

(a)

Investment valued at fair value using methods determined in good faith by the Trustees of GMO Trust or persons acting at their direction pursuant to procedures approved by the Trustees. Investment valued using significant unobservable inputs.

(b)	Preferred dividend rates are disclosed to the extent that a stated rate exists.

(c)	The rate disclosed is the 7 day net yield as of November 30, 2022.

Portfolio Abbreviations:

ADR - American Depositary Receipt

PJSC - Private Joint-Stock Company

GMO Quality Fund

(A Series of GMO Trust)

Schedule of Investments

(showing percentage of total net assets)

November 30, 2022 (Unaudited)

Shares	Description	Value ($)

	COMMON STOCKS — 98.4%

	Banks — 6.1%

5,169,372	US Bancorp	234,637,795

4,256,303	Wells Fargo & Co.	204,089,729

	Total Banks	438,727,524

	Capital Goods — 5.2%

498,456	Knorr-Bremse AG	28,414,253

1,792,858	Otis Worldwide Corp.	140,004,281

1,661,846	Safran SA	205,380,385

	Total Capital Goods	373,798,919

	Consumer Durables & Apparel — 1.3%

122,304	LVMH Moet Hennessy Louis Vuitton SE	94,911,384

	Consumer Services — 2.5%

7,888,901	Compass Group Plc	179,850,614

	Diversified Financials — 1.6%

732,750	American Express Co.	115,474,072

	Food, Beverage & Tobacco — 5.6%

3,214,584	Coca-Cola Co. (The)	204,479,688

392,511	Constellation Brands, Inc. – Class A	101,012,706

769,278	Nestle SA (Registered)	91,562,185

	Total Food, Beverage & Tobacco	397,054,579

	Health Care Equipment & Services — 14.9%

921,061	Abbott Laboratories	99,087,742

235,077	Cigna Corp.	77,314,475

382,120	Elevance Health, Inc.	203,639,390

354,348	Intuitive Surgical, Inc. *	95,812,156

1,674,510	Medtronic Plc	132,353,270

841,004	Quest Diagnostics, Inc.	127,689,637

599,598	UnitedHealth Group, Inc.	328,435,801

	Total Health Care Equipment & Services	1,064,332,471

	Household & Personal Products — 2.1%

3,061,166	Unilever Plc	153,061,735

	Media & Entertainment — 4.9%

2,027,967	Alphabet, Inc. – Class A *	204,804,387

1,214,025	Meta Platforms, Inc. – Class A *	143,376,353

	Total Media & Entertainment	348,180,740

	Pharmaceuticals, Biotechnology & Life Sciences — 10.5%

444,400	Eli Lilly & Co.	164,907,952

1,585,723	Johnson & Johnson	282,258,694

1,516,830	Merck & Co., Inc.	167,033,320

407,569	Roche Holding AG – Genusschein	133,121,760

	Total Pharmaceuticals, Biotechnology & Life Sciences	747,321,726

	Retailing — 6.9%

7,548,565	Alibaba Group Holding Ltd *	82,152,191

Shares	Description	Value ($)

	Retailing — continued

2,043,736	Amazon.com, Inc. *	197,302,273

2,690,318	TJX Cos, Inc. (The)	215,359,956

	Total Retailing	494,814,420

	Semiconductors & Semiconductor Equipment — 10.7%

299,845	KLA Corp.	117,884,062

419,062	Lam Research Corp.	197,956,508

13,185,790	Taiwan Semiconductor Manufacturing Co Ltd	211,761,795

1,310,699	Texas Instruments, Inc.	236,528,741

	Total Semiconductors & Semiconductor Equipment	764,131,106

	Software & Services — 22.5%

687,048	Accenture Plc – Class A	206,753,355

387,586	Adobe, Inc. *	133,690,039

803,196	Amadeus IT Group SA *	43,426,804

358,732	Global Payments, Inc.	37,229,207

1,900,668	Microsoft Corp.	484,936,433

2,429,200	Oracle Corp.	201,696,476

796,173	salesforce.com, Inc. *	127,586,723

1,926,393	SAP SE	213,746,073

721,454	Visa, Inc. – Class A	156,555,518

	Total Software & Services	1,605,620,628

	Technology Hardware & Equipment — 3.6%

1,713,063	Apple, Inc.	253,584,716

	TOTAL COMMON STOCKS (COST $4,458,238,852)	7,030,864,634

	MUTUAL FUNDS — 1.4%

	Affiliated Issuers — 1.4%

20,733,512	GMO U.S. Treasury Fund	103,252,888

	TOTAL MUTUAL FUNDS (COST $103,252,888)	103,252,888

	SHORT-TERM INVESTMENTS — 0.1%

	Money Market Funds — 0.1%

3,875,510	State Street Institutional Treasury Money Market Fund – Premier Class, 3.49% (a)	3,875,510

	TOTAL SHORT-TERM INVESTMENTS (COST $3,875,510)	3,875,510

	TOTAL INVESTMENTS — 99.9% (Cost $4,565,367,250)	7,137,993,032

	Other Assets and Liabilities (net) — 0.1%	10,697,908

	TOTAL NET ASSETS — 100.0%	$7,148,690,940

Notes to Schedule of Investments:

*	Non-income producing security.

(a)	The rate disclosed is the 7 day net yield as of November 30, 2022.

GMO Resources Fund

(A Series of GMO Trust)

Schedule of Investments

(showing percentage of total net assets)

November 30, 2022 (Unaudited)

Shares	Description	Value ($)

	COMMON STOCKS — 89.5%

	Argentina — 0.9%

2,673,575	Adecoagro SA (a)	22,083,729

	Australia — 3.0%

16,885,684	Beach Energy Ltd	20,356,557

735,000	Clean TeQ Water Ltd *	192,799

2,791,862	Fortescue Metals Group Ltd	37,158,749

6,201,772	Jupiter Mines Ltd (a)	782,213

6,690,730	Perenti Ltd *	5,047,676

2,764,553	Sandfire Resources Ltd	9,568,923

1,470,000	Sunrise Energy Metals Ltd *	2,045,017

	Total Australia	75,151,934

	Austria — 1.4%

655,431	OMV AG (a)	34,784,822

	Brazil — 3.0%

1,168,900	Dexco SA *	1,880,836

1,832,700	Enauta Participacoes SA	4,732,419

3,914,678	Sao Martinho SA	21,620,178

927,420	SLC Agricola SA	8,020,775

1,183,700	Suzano SA	12,123,610

1,518,268	Vale SA	25,076,503

	Total Brazil	73,454,321

	Canada — 9.3%

850,200	Anaergia Inc * (a)	2,730,449

436,300	Birchcliff Energy Ltd	3,483,524

709,129	Canadian Solar Inc *	25,422,275

1,036,200	Crescent Point Energy Corp	8,051,274

747,652	Enerflex Ltd (a)	4,957,853

1,535,100	First Quantum Minerals Ltd	36,495,928

1,617,600	Greenlane Renewables Inc * (a)	685,449

7,453,600	Ivanhoe Mines Ltd – Class A * (a)	66,714,749

1,653,309	Largo Inc * (a)	9,218,167

1,991,200	Li-Cycle Holdings Corp *	12,683,944

199,200	Nutrien Ltd	16,015,680

1,105,600	Tamarack Valley Energy Ltd (a)	4,257,524

295,700	Teck Resources Ltd – Class B (b)	10,967,513

376,800	Teck Resources Ltd – Class B (b)	13,966,656

627,100	Vermilion Energy Inc	12,404,038

	Total Canada	228,055,023

	China — 1.5%

10,394,000	China High Speed Transmission Equipment

	Group Co Ltd * (a)	4,851,017

5,338,000	China Oilfield Services Ltd – Class H	6,748,153

5,782,000	China Water Affairs Group Ltd (a)	4,712,066

2,374,884	Inner Mongolia Eerduosi Resources Co Ltd – Class A	5,410,014

3,859,466	Western Mining Co Ltd – Class A	5,933,816

Shares	Description	Value ($)

	China — continued

8,564,600	Xinjiang Goldwind Science & Technology Co Ltd – Class H (a)	9,282,573

	Total China	36,937,639

	Denmark — 1.8%

1,739,406	Vestas Wind Systems A/S	45,193,611

	Finland — 0.5%

383,853	Kemira Oyj	5,565,896

127,268	Neste Oyj	6,569,136

	Total Finland	12,135,032

	France — 2.0%

52,297	Eramet SA	4,475,228

750,372	Technip Energies NV	11,884,082

1,208,864	Veolia Environnement SA	31,287,656

45,533	Vilmorin & Cie SA	2,337,438

	Total France	49,984,404

	Hungary — 0.8%

2,710,540	MOL Hungarian Oil & Gas Plc	19,622,691

	India — 1.2%

2,646,123	Oil India Ltd	6,718,640

6,012,795	Vedanta Ltd	22,742,287

	Total India	29,460,927

	Israel — 0.5%

82,064	Delek Group Ltd *	10,473,002

79,565	Equital Ltd *	2,577,264

74,856	Naphtha Israel Petroleum Corp Ltd *	422,953

	Total Israel	13,473,219

	Italy — 1.0%

1,597,654	Eni SPA	23,821,015

	Japan — 2.2%

285,800	Ebara Corp	11,111,829

2,159,600	Inpex Corp	23,797,986

767,700	Mitsubishi Materials Corp	12,272,858

89,700	Nittetsu Mining Co Ltd	2,064,993

179,700	Sumitomo Metal Mining Co Ltd	6,061,037

	Total Japan	55,308,703

	Mexico — 2.2%

13,083,040	Grupo Mexico SAB de CV – Series B	53,229,949

	Netherlands — 0.2%

243,042	SBM Offshore NV	3,894,231

	Norway — 2.5%

1,388,061	Austevoll Seafood ASA	11,353,250

GMO Resources Fund

(A Series of GMO Trust)

Schedule of Investments — (Continued)

(showing percentage of total net assets)

November 30, 2022 (Unaudited)

Shares	Description	Value ($)

	Norway — continued

4,089,354	DNO ASA	5,226,246

1,060,355	Equinor ASA	40,835,119

357,869	TGS ASA	4,896,147

	Total Norway	62,310,762

	Pakistan — 0.1%

1,182,763	Fauji Fertilizer Co Ltd	541,993

595,518	Pakistan Oilfields Ltd	1,113,879

	Total Pakistan	1,655,872

	Poland — 0.7%

1,102,921	Polski Koncern Naftowy ORLEN SA	16,234,110

	Portugal — 3.6%

7,149,263	Galp Energia SGPS SA	88,090,884

	Russia — 0.6%

3,574,704	Gazprom Neft PJSC (c)	1,917,775

14,145,410	Gazprom PJSC (c)	2,721,065

248,399	LUKOIL PJSC (c)	1,310,114

232,917	MMC Norilsk Nickel PJSC (c)	3,816,289

338,098	PhosAgro PJSC (c)	2,493,698

6,533	PhosAgro PJSC GDR * (c) (d)	16,095

2	PhosAgro PJSC GDR (Registered) (c)	5

601,778	Ros Agro Plc GDR (Registered) * (c)	543,712

3,476,399	Tatneft PJSC (c)	1,451,913

	Total Russia	14,270,666

	Singapore — 0.0%

2,725,600	Ezra Holdings Ltd * (a) (c)	—

	South Africa — 3.6%

904,373	African Rainbow Minerals Ltd	15,662,147

112,881	Anglo American Platinum Ltd	11,409,402

2,130,972	Impala Platinum Holdings Ltd	25,898,942

377,896	Sasol Ltd	6,570,086

10,849,483	Sibanye Stillwater Ltd	30,187,790

	Total South Africa	89,728,367

	South Korea — 0.1%

4,718	Young Poong Corp	2,759,597

	Spain — 1.9%

2,962,343	Repsol SA *	45,739,528

	Switzerland — 0.1%

17,507	Gurit Holding AG (a)	1,799,634

	Turkey — 0.4%

4,355,741	Koza Anadolu Metal Madencilik

	Isletmeleri AS *	10,662,624

Shares	Description	Value ($)

	Ukraine — 0.1%

501,341	Kernel Holding SA	2,073,351

	United Kingdom — 12.6%

1,343,901	Anglo American Plc	55,872,856

12,564,156	BP Plc	75,029,803

4,570,904	Ferrexpo Plc	7,961,635

11,800,437	Glencore Plc *	80,527,572

987,473	Serica Energy Plc	3,773,069

2,969,614	Shell Plc	86,908,129

	Total United Kingdom	310,073,064

	United States — 31.7%

993,524	Aemetis, Inc. *	5,474,317

432,500	AGCO Corp.	57,401,400

614,600	Alcoa Corp.	30,809,898

955,601	Ameresco, Inc. – Class A *	62,610,977

85,700	California Resources Corp.	3,889,066

3,736,966	Clean Energy Fuels Corp. *	25,261,890

645,500	Darling Ingredients, Inc. *	46,366,265

66,400	Deere & Co.	29,282,400

100,900	Exxon Mobil Corp.	11,234,206

1,090,582	Freeport-McMoRan, Inc.	43,405,164

2,733,082	GrafTech International Ltd.	14,758,643

1,105,893	Green Plains, Inc. *	38,219,662

350,100	Hess Corp.	50,382,891

17,575,601	Kosmos Energy Ltd. *	116,877,747

1,284,700	Livent Corp. *	35,958,753

247,900	Marathon Oil Corp.	7,593,177

819,321	Mosaic Co. (The)	42,031,167

277,200	PotlatchDeltic Corp. (REIT)	13,247,388

188,324	SolarEdge Technologies, Inc. *	56,282,511

2,478,166	Sunrun, Inc. *	80,738,648

620,332	TechnipFMC Plc *	7,692,117

	Total United States	779,518,287

	TOTAL COMMON STOCKS (COST $2,004,528,367)	2,201,507,996

	PREFERRED STOCKS (e) — 9.3%

	Brazil — 7.6%

20,653,926	Bradespar SA	112,635,707

14,264,781	Petroleo Brasileiro SA	73,284,527

	Total Brazil	185,920,234

	Chile — 1.6%

397,795	Sociedad Quimica y Minera de Chile SA Sponsored ADR	39,445,352

	Russia — 0.1%

20,237,584	Surgutneftegas PJSC (c)	576,170

GMO Resources Fund

(A Series of GMO Trust)

Schedule of Investments — (Continued)

(showing percentage of total net assets)

November 30, 2022 (Unaudited)

Shares	Description	Value ($)

	Russia — continued

7,494,797	Tatneft PJSC (c)	3,027,886

	Total Russia	3,604,056

	TOTAL PREFERRED STOCKS (COST $254,586,808)	228,969,642

	MUTUAL FUNDS — 0.6%

	United States — 0.6%

	Affiliated Issuers — 0.6%

3,025,341	GMO U.S. Treasury Fund	15,066,200

	Total United States	15,066,200

	TOTAL MUTUAL FUNDS (COST $15,066,200)	15,066,200

	RIGHTS/WARRANTS — 0.0%

	Australia — 0.0%

314,154	Sandfire Resources Ltd., expires 12/08/22 * (f)	—

	Total Australia	—

	Singapore — 0.0%

2,117,812	Ezion Holdings Ltd, expires 04/16/23 * (a) (c)	2

	Total Singapore	2

	TOTAL RIGHTS/WARRANTS (COST $0)	2

Shares	Description	Value ($)

	SHORT-TERM INVESTMENTS — 0.2%

	Money Market Funds — 0.2%

5,563,233	State Street Institutional Treasury Money Market Fund – Premier Class, 3.49% (g)	5,563,233

	TOTAL SHORT-TERM INVESTMENTS (COST $5,563,233)	5,563,233

	TOTAL INVESTMENTS — 99.6% (Cost $2,279,744,608)	2,451,107,073

	Other Assets and Liabilities (net) — 0.4%	9,785,696

	TOTAL NET ASSETS — 100.0%	$2,460,892,769

Additional information on each restricted security is as follows:

Issuer Description	Acquisition Date	Acquisition Cost	Value as a Percentage of Fund’s Net Assets	Value as of November 30, 2022

PhosAgro PJSC GDR	08/26/16	$93,496	0.0%	$16,095

Notes to Schedule of Investments:

*	Non-income producing security.

(a)	All or a portion of this security is out on loan.

(b)	Securities are traded on separate exchanges for the same entity.

(c)

Investment valued at fair value using methods determined in good faith by the Trustees of GMO Trust or persons acting at their direction pursuant to procedures approved by the Trustees. Investment valued using significant unobservable inputs.

(d)	The security is restricted as to resale.

(e)	Preferred dividend rates are disclosed to the extent that a stated rate exists.

(f)	Investment valued using significant unobservable inputs.

(g)	The rate disclosed is the 7 day net yield as of November 30, 2022.

Portfolio Abbreviations:

ADR - American Depositary Receipt

GDR - Global Depositary Receipt

PJSC - Private Joint-Stock Company

REIT - Real Estate Investment Trust

GMO Small Cap Quality Fund

(A Series of GMO Trust)

Schedule of Investments

(showing percentage of total net assets)

November 30, 2022 (Unaudited)

Shares	Description	Value ($)

	COMMON STOCKS — 98.7%

	Automobiles & Components — 6.9%

35,746	Fox Factory Holding Corp. *	3,792,651

128,566	Gentex Corp.	3,715,557

	Total Automobiles & Components	7,508,208

	Banks — 2.5%

68,338	Essent Group Ltd.	2,739,670

	Capital Goods — 21.3%

31,128	A O Smith Corp.	1,890,715

18,583	AAON, Inc.	1,472,889

18,953	Allegion PLC	2,154,008

20,492	Curtiss-Wright Corp.	3,619,912

39,861	Graco, Inc.	2,789,074

6,371	Kadant, Inc.	1,229,858

13,722	RBC Bearings, Inc. *	3,251,702

68,891	Trex Co., Inc. *	3,161,408

36,315	Woodward, Inc.	3,478,977

	Total Capital Goods	23,048,543

	Commercial & Professional Services — 5.4%

25,559	Booz Allen Hamilton Holding Corp.	2,719,478

18,119	FTI Consulting, Inc. *	3,131,325

	Total Commercial & Professional Services	5,850,803

	Consumer Durables & Apparel — 4.8%

41,173	Acushnet Holdings Corp.	1,871,313

30,242	Malibu Boats, Inc. – Class A *	1,745,266

9,870	TopBuild Corp. *	1,520,769

	Total Consumer Durables & Apparel	5,137,348

	Diversified Financials — 4.5%

15,268	Cohen & Steers, Inc.	1,011,505

39,334	Houlihan Lokey, Inc.	3,868,499

	Total Diversified Financials	4,880,004

	Food, Beverage & Tobacco — 6.3%

8,811	Boston Beer Co., Inc. (The) – Class A *	3,386,684

8,425	J & J Snack Foods Corp.	1,381,868

9,978	Lancaster Colony Corp.	2,066,843

	Total Food, Beverage & Tobacco	6,835,395

	Health Care Equipment & Services — 3.4%

49,121	Globus Medical, Inc. – Class A *	3,629,551

	Insurance — 1.8%

6,728	Erie Indemnity Co. – Class A	1,899,920

	Materials — 5.1%

32,644	AptarGroup, Inc.	3,464,834

Shares	Description	Value ($)
	Materials — continued

14,190	Balchem Corp.	1,997,952

	Total Materials	5,462,786

	Media & Entertainment — 3.0%

88,898	New York Times Co. (The) – Class A	3,258,112

	Pharmaceuticals, Biotechnology & Life Sciences — 1.7%

26,872	Bruker Corp.	1,811,442

	Retailing — 3.5%

55,944	Ollie’s Bargain Outlet Holdings, Inc. *	3,406,990

1,588	Winmark Corp.	381,120

	Total Retailing	3,788,110

	Semiconductors & Semiconductor Equipment — 9.7%

55,963	Axcelis Technologies, Inc. *	4,469,205

48,533	Power Integrations, Inc.	3,905,936

18,970	Universal Display Corp.	2,136,401

	Total Semiconductors & Semiconductor Equipment	10,511,542

	Software & Services — 5.8%

49,467	Dolby Laboratories, Inc. – Class A	3,703,594

54,640	Genpact Ltd.	2,519,451

	Total Software & Services	6,223,045

	Technology Hardware & Equipment — 5.9%

10,713	Badger Meter, Inc.	1,240,780

35,267	Ciena Corp. *	1,585,604

26,463	Fabrinet *	3,530,429

	Total Technology Hardware & Equipment	6,356,813

	Transportation — 7.1%

21,674	Landstar System, Inc.	3,749,168

16,342	Saia, Inc. *	3,980,748

	Total Transportation	7,729,916

	TOTAL COMMON STOCKS (COST $91,488,545)	106,671,208

	MUTUAL FUNDS — 0.6%

	Affiliated Issuers — 0.6%

141,414	GMO U.S. Treasury Fund	704,241

	TOTAL MUTUAL FUNDS (COST $704,241)	704,241

GMO Small Cap Quality Fund

(A Series of GMO Trust)

Schedule of Investments — (Continued)

(showing percentage of total net assets)

November 30, 2022 (Unaudited)

Shares	Description	Value ($)

	SHORT-TERM INVESTMENTS — 0.7%

	Money Market Funds — 0.7%

720,737	State Street Institutional Treasury Money Market Fund – Premier Class, 3.49% (a)	720,737

	TOTAL SHORT-TERM INVESTMENTS (COST $720,737)	720,737

	TOTAL INVESTMENTS — 100.0% (Cost $92,913,523)	108,096,186

	Other Assets and Liabilities (net) — (0.0)%	(15,924)

	TOTAL NET ASSETS — 100.0%	$108,080,262

Notes to Schedule of Investments:

*	Non-income producing security.

(a)	The rate disclosed is the 7 day net yield as of November 30, 2022.

GMO Tax-Managed International Equities Fund

(A Series of GMO Trust)

Schedule of Investments

(showing percentage of total net assets)

November 30, 2022 (Unaudited)

Shares	Description	Value ($)

	COMMON STOCKS — 97.2%

	Australia — 4.3%

6,116	Accent Group Ltd	7,549

1,525	Ampol Ltd	29,730

11,504	Aurizon Holdings Ltd	29,900

2,101	BHP Group Ltd	65,247

10,634	BlueScope Steel Ltd	128,171

10,646	Brambles Ltd	88,062

1,921	Computershare Ltd	36,416

6,028	Fortescue Metals Group Ltd	80,231

12,342	GrainCorp Ltd – Class A	68,239

2,985	JB Hi-Fi Ltd	91,802

12,725	Rio Tinto Ltd	949,980

4,330	Sims Ltd	38,686

	Total Australia	1,614,013

	Belgium — 0.1%

1,131	Bekaert SA	40,387

	Brazil — 0.9%

1,800	Arezzo Industria e Comercio SA	31,069

4,400	Banco do Brasil SA	29,914

10,200	BB Seguridade Participacoes SA	61,561

23,300	Cielo SA	21,507

3,800	Lojas Renner SA	16,952

7,500	Petroleo Brasileiro SA Sponsored ADR	87,675

36,100	TIM SA	90,435

5,200	Vibra Energia SA	16,564

	Total Brazil	355,677

	Denmark — 0.1%

1,228	Scandinavian Tobacco Group A/S	21,813

	Finland — 0.9%

68,365	Nokia Oyj	336,828

216	UPM-Kymmene Oyj	7,930

	Total Finland	344,758

	France — 13.2%

598	Alten SA	75,578

17,325	Cie de Saint-Gobain	798,883

1,448	Coface SA	17,726

4,937	Derichebourg SA	26,708

1,742	Ipsen SA	194,730

1,111	IPSOS	63,557

385	Kaufman & Broad SA	10,396

343	Kering SA	206,087

2,641	Publicis Groupe SA	173,821

11,137	Sanofi	1,005,997

390	Societe BIC SA	25,765

15,244	Societe Generale SA	383,677

22,900	STMicroelectronics NV	890,352

2,457	Television Francaise 1	18,571

Shares	Description	Value ($)

	France — continued

17,898	TotalEnergies SE	1,118,626

	Total France	5,010,474

	Germany — 3.8%

33	Aurubis AG	2,649

3,669	Bayer AG (Registered)	212,938

3,571	Bayerische Motoren Werke AG	324,242

207	Henkel AG & Co KGaA	13,772

84	Hornbach Holding AG & Co KGaA	6,663

432	HUGO BOSS AG	24,302

5,343	Kloeckner & Co SE	50,706

3,899	Merck KGaA	714,355

601	RTL Group SA	24,963

386	Volkswagen AG	74,517

	Total Germany	1,449,107

	Hong Kong — 1.0%

9,100	ASMPT Ltd	67,745

25,000	CK Asset Holdings Ltd	149,637

4,000	Johnson Electric Holdings Ltd	5,016

1,500	Techtronic Industries Co Ltd	18,285

1,800	VTech Holdings Ltd	11,480

222,000	WH Group Ltd	130,073

	Total Hong Kong	382,236

	India — 1.0%

3,359	Cipla Ltd	47,391

18,547	GAIL India Ltd	21,731

635	Hero MotoCorp Ltd	22,322

644	Hindustan Aeronautics Ltd	21,969

31,581	ITC Ltd	132,413

1,169	Rajesh Exports Ltd	11,090

67,001	REC Ltd	91,296

2,990	Sun Pharmaceutical Industries Ltd	38,820

	Total India	387,032

	Ireland — 0.4%

10,544	Bank of Ireland Group Plc	87,431

908	Kingspan Group Plc	51,544

	Total Ireland	138,975

	Italy — 0.5%

6,166	Anima Holding SPA	23,598

675	Banca IFIS SPA	9,303

1,005	Esprinet SPA	7,430

1,719	Leonardo SPA	13,792

128	Sesa SPA	16,078

9,143	Snam SPA	46,672

13,409	Unipol Gruppo SPA	68,591

	Total Italy	185,464

GMO Tax-Managed International Equities Fund

(A Series of GMO Trust)

Schedule of Investments — (Continued)

(showing percentage of total net assets)

November 30, 2022 (Unaudited)

Shares	Description	Value ($)

	Japan — 23.7%

2,300	Advantest Corp	156,544

21,800	Asahi Kasei Corp	162,025

2,500	Bandai Namco Holdings Inc	165,651

7,500	Brother Industries Ltd	121,809

34,400	Canon Inc	804,090

700	Dai Nippon Printing Co Ltd	14,498

3,000	Daiwabo Holdings Co Ltd	47,863

600	Dexerials Corp	14,400

1,300	FUJIFILM Holdings Corp	69,930

3,100	Haseko Corp	34,278

30,400	ITOCHU Corp	954,775

46,700	Japan Tobacco Inc	955,453

28,400	KDDI Corp	844,746

72,800	Marubeni Corp	823,541

7,200	Mitsubishi Corp	242,490

13,000	Mitsubishi Motors Corp *	60,651

29,400	Mitsui & Co Ltd	853,297

7,900	NGK Spark Plug Co Ltd	154,788

1,000	Nichias Corp	17,748

4,600	Nikon Corp	44,977

29,400	Nippon Telegraph & Telephone Corp	815,232

500	Nitto Denko Corp	31,590

1,900	Ono Pharmaceutical Co Ltd	48,693

1,900	Sega Sammy Holdings Inc	25,337

4,700	Seiko Epson Corp	73,961

6,900	Sekisui Chemical Co Ltd	97,589

16,500	Sekisui House Ltd	308,941

600	Shimamura Co Ltd	54,473

14,220	Sojitz Corp	253,413

50,400	Sumitomo Chemical Co Ltd	183,750

6,500	Sumitomo Forestry Co Ltd	113,491

7,600	Toyota Tsusho Corp	293,382

900	Yakult Honsha Co Ltd	57,439

3,900	Yamaha Motor Co Ltd	97,694

300	Yokogawa Electric Corp	5,658

	Total Japan	9,004,197

	Malaysia — 0.0%

1,000	Malayan Banking Bhd	1,944

	Netherlands — 7.0%

917	ASR Nederland NV	41,970

3,900	EXOR NV *	306,150

27,811	Koninklijke Ahold Delhaize NV	810,471

4,094	NN Group NV	174,963

9,133	Randstad NV	529,014

5,313	Signify NV	181,463

5,689	Wolters Kluwer NV	626,987

	Total Netherlands	2,671,018

	Norway — 2.6%

23,670	Equinor ASA	911,551

6,029	Norsk Hydro ASA	45,399

Shares	Description	Value ($)

	Norway — continued

1,503	SpareBank 1 Nord Norge	14,009

879	SpareBank 1 SR-Bank ASA	10,648

4,556	XXL ASA	2,076

	Total Norway	983,683

	Poland — 0.2%

233	Asseco Poland SA	3,823

4,742	Polski Koncern Naftowy ORLEN SA	69,798

	Total Poland	73,621

	Portugal — 1.2%

7,992	Galp Energia SGPS SA	98,475

13,347	Jeronimo Martins SGPS SA	297,792

8,084	Navigator Co SA (The)	32,837

34,225	Sonae SGPS SA	34,768

	Total Portugal	463,872

	Russia — 0.0%

9,800	Surgutneftegas PJSC (a)	243

	Singapore — 4.0%

32,799	DBS Group Holdings Ltd	855,357

2,900	Jardine Cycle & Carriage Ltd	64,681

38,000	Keppel Corp Ltd	212,098

800	Singapore Exchange Ltd	5,355

49,200	Wilmar International Ltd	149,249

221,300	Yangzijiang Shipbuilding Holdings Ltd	234,372

	Total Singapore	1,521,112

	South Africa — 0.1%

2,596	Aspen Pharmacare Holdings Ltd	21,543

11,423	Netcare Ltd	9,884

2,988	Truworths International Ltd	9,899

	Total South Africa	41,326

	South Korea — 2.0%

13,501	BNK Financial Group Inc	76,506

4,624	DGB Financial Group Inc	28,017

885	GS Holdings Corp	32,895

6,606	Hanwha Life Insurance Co Ltd *	12,764

611	Hyundai Glovis Co Ltd	82,888

523	Hyundai Mobis Co Ltd	85,604

3,097	KT&G Corp	234,997

582	LG Electronics Inc	43,917

61	LG Innotek Co Ltd	14,707

656	LOTTE Fine Chemical Co Ltd	31,422

464	LX International Corp	14,621

26	Samsung Electronics Co Ltd GDR (Registered)	30,884

494	SL Corp	10,671

1,041	Youngone Corp	37,931

	Total South Korea	737,824

GMO Tax-Managed International Equities Fund

(A Series of GMO Trust)

Schedule of Investments — (Continued)

(showing percentage of total net assets)

November 30, 2022 (Unaudited)

Shares	Description	Value ($)
	Spain — 5.8%

17,127	Acerinox SA	169,438

169,683	Banco Bilbao Vizcaya Argentaria SA	999,949

593,652	Banco de Sabadell SA	554,304

480	Ebro Foods SA	7,585

6,938	Industria de Diseno Textil SA	181,108

16,292	Repsol SA	251,554

34,733	Unicaja Banco SA	35,909

	Total Spain	2,199,847

	Sweden — 0.5%

2,995	Investor AB – A Shares	57,668

230	Investor AB – B Shares	4,280

8,339	SSAB AB – A Shares	48,289

13,528	SSAB AB – B Shares	76,481

	Total Sweden	186,718

	Switzerland — 6.3%

92	ALSO Holding AG (Registered) *	17,003

446	DKSH Holding AG	33,629

2,162	Novartis AG (Registered)	192,320

200	Novartis AG Sponsored ADR	17,912

118	Roche Holding AG	47,402

3,857	Roche Holding AG – Genusschein	1,259,788

2,900	UBS Group AG (Registered) (b)	53,476

35,906	UBS Group AG (Registered) (b)	662,562

165	Vetropack Holding AG (Registered) – Class A	5,829

217	Zurich Insurance Group AG	104,255

	Total Switzerland	2,394,176

	Thailand — 1.7%

93,200	AP Thailand Pcl NVDR	26,829

18,900	Bangkok Bank Pcl NVDR	77,655

192,900	Bangkok Dusit Medical Services Pcl NVDR	166,177

7,700	Kiatnakin Phatra Bank Pcl NVDR	15,706

529,900	Krung Thai Bank Pcl NVDR	265,923

63,200	PTT Oil & Retail Business Pcl NVDR	43,843

649,600	Sansiri Pcl NVDR	29,075

	Total Thailand	625,208

	Turkey — 2.6%

377,929	Akbank TAS	353,512

13,636	Arcelik AS	67,691

43,063	Aselsan Elektronik Sanayi Ve Ticaret AS	112,688

3,483	Dogus Otomotiv Servis ve Ticaret AS	29,435

39,754	Haci Omer Sabanci Holding AS	90,418

6,176	KOC Holding AS	23,519

70,623	Turkiye Garanti Bankasi AS	102,119

133,185	Turkiye Is Bankasi AS – Class C	74,954

104,432	Turkiye Sinai Kalkinma Bankasi AS *	22,559

8,373	Vestel Elektronik Sanayi ve Ticaret AS *	26,984

109,290	Yapi ve Kredi Bankasi AS	70,932

	Total Turkey	974,811

Shares	Description	Value ($)
	United Kingdom — 13.3%

22,712	3i Group Plc	373,169

21,301	BAE Systems Plc	210,959

49,520	Barratt Developments Plc	239,468

4,024	Bellway Plc	97,780

13,000	BP Plc Sponsored ADR	466,700

5,866	British American Tobacco Plc	240,518

20,100	British American Tobacco Plc Sponsored ADR	829,527

214,149	BT Group Plc	315,123

12,470	Coca-Cola HBC AG *	305,027

300	Diageo Plc Sponsored ADR	55,965

403	Ferguson Plc	45,689

8,290	GSK Plc Sponsored ADR	286,751

8,040	IG Group Holdings Plc	79,978

32,320	Imperial Brands Plc	831,305

7,384	Investec Plc	46,635

16,503	Kingfisher Plc	48,261

297	Morgan Sindall Group Plc	5,871

3,728	Next Plc	266,429

5,740	Persimmon Plc	88,906

3,503	Plus500 Ltd	80,413

13,515	Redrow Plc	74,469

700	Rio Tinto Plc Sponsored ADR	48,048

6,565	Spirent Communications Plc	22,879

	Total United Kingdom	5,059,870

	TOTAL COMMON STOCKS (COST $32,977,988)	36,869,406

	PREFERRED STOCKS (c) — 1.5%

	Brazil — 0.8%

18,700	Cia Energetica de Minas Gerais	41,369

70,200	Cia Paranaense de Energia – Class B	109,304

14,000	Gerdau SA Sponsored ADR	85,400

9,900	Itau Unibanco Holding SA Sponsored ADR	49,302

1,800	Petroleo Brasileiro SA Sponsored ADR	18,450

	Total Brazil	303,825

	Germany — 0.7%

1,061	Bayerische Motoren Werke AG	92,067

186	Draegerwerk AG & Co KGaA	8,430

2,222	Henkel AG & Co KGaA	158,932

	Total Germany	259,429

	South Korea — 0.0%

302	LG Electronics Inc	10,642

	TOTAL PREFERRED STOCKS (COST $526,658)	573,896

GMO Tax-Managed International Equities Fund

(A Series of GMO Trust)

Schedule of Investments — (Continued)

(showing percentage of total net assets)

November 30, 2022 (Unaudited)

Shares	Description	Value ($)

	MUTUAL FUNDS — 2.1%

	United States — 2.1%

	Affiliated Issuers — 2.1%

163,036	GMO U.S. Treasury Fund	811,918

	Total United States	811,918

	TOTAL MUTUAL FUNDS (COST $811,918)	811,918

	SHORT-TERM INVESTMENTS — 0.2%

	Money Market Funds — 0.2%

79,575	State Street Institutional Treasury Money Market Fund – Premier Class, 3.49% (d)	79,575

	TOTAL SHORT-TERM INVESTMENTS (COST $79,575)	79,575

	TOTAL INVESTMENTS — 101.0% (Cost $34,396,139)	38,334,795

	Other Assets and Liabilities (net) — (1.0)%	(388,778)

	TOTAL NET ASSETS — 100.0%	$37,946,017

A summary of outstanding financial instruments at November 30, 2022 is as follows:

Futures Contracts

Number of Contracts +	Type	Expiration Date	Notional Amount ($)	Value/Net Unrealized Appreciation (Depreciation) ($)
Buys
3	MSCI EAFE	December 2022	$296,970	$4,800

+	Buys - Fund is long the futures contract.
Sales - Fund is short the futures contract.

As of November 30, 2022, for the above contracts and/or agreements, the Fund had sufficient cash and/or securities to cover commitments or collateral requirements, if any, of the relevant broker or exchange.

Notes to Schedule of Investments:

*	Non-income producing security.

(a)

Investment valued at fair value using methods determined in good faith by the Trustees of GMO Trust or persons acting at their direction pursuant to procedures approved by the Trustees. Investment valued using significant unobservable inputs.

(b)	Securities are traded on separate exchanges for the same entity.

(c)	Preferred dividend rates are disclosed to the extent that a stated rate exists.

(d)	The rate disclosed is the 7 day net yield as of November 30, 2022.

Portfolio Abbreviations:

ADR - American Depositary Receipt

GDR - Global Depositary Receipt

NVDR - Non-Voting Depositary Receipt

PJSC - Private Joint-Stock Company

GMO U.S. Equity Fund

(A Series of GMO Trust)

Schedule of Investments

(showing percentage of total net assets)

November 30, 2022 (Unaudited)

Shares	Description	Value ($)

	COMMON STOCKS — 98.3%

	Automobiles & Components — 0.4%

10,500	Aptiv PLC *	1,120,035

4,300	Modine Manufacturing Co. *	91,031

9,600	Standard Motor Products, Inc.	368,736

	Total Automobiles & Components	1,579,802

	Banks — 0.5%

21,692	Associated Banc-Corp.	533,623

12,800	Farmers National Banc Corp.	194,688

8,900	Hanmi Financial Corp.	240,745

4,100	Independent Bank Corp.	100,614

12,100	Radian Group, Inc.	236,797

34,200	Regions Financial Corp.	793,782

	Total Banks	2,100,249

	Capital Goods — 7.4%

6,700	3M Co.	843,999

3,300	Allison Transmission Holdings, Inc.	147,840

5,800	AMETEK, Inc.	826,036

2,000	Apogee Enterprises, Inc.	96,500

5,202	Carlisle Cos., Inc.	1,368,698

142,153	Carrier Global Corp.	6,300,221

1,600	Cummins, Inc.	401,856

8,900	Eaton Corp. Plc	1,454,705

1,400	Emerson Electric Co.	134,078

2,400	Encore Wire Corp.	350,664

19,200	Fortune Brands Home & Security, Inc.	1,254,528

18,900	Griffon Corp.	667,359

3,400	Moog, Inc. – Class A	295,902

32,500	MRC Global, Inc. *	382,200

13,183	Mueller Industries, Inc.	906,595

48,000	PACCAR, Inc.	5,083,680

38,100	Resideo Technologies, Inc. *	617,220

2,600	Timken Co. (The)	197,548

21,948	Trane Technologies Plc	3,915,962

7,636	UFP Industries, Inc.	625,083

9,315	WW Grainger, Inc.	5,617,504

	Total Capital Goods	31,488,178

	Commercial & Professional Services — 1.0%

95,700	ACCO Brands Corp.	533,049

7,400	CBIZ, Inc. *	367,410

9,600	Deluxe Corp.	185,664

2,700	Heidrick & Struggles International, Inc.	80,190

11,900	ICF International, Inc.	1,289,603

7,200	Kforce, Inc.	425,304

5,700	Republic Services, Inc. – Class A	793,953

19,300	Resources Connection, Inc.	372,490

3,000	TrueBlue, Inc. *	64,740

	Total Commercial & Professional Services	4,112,403

Shares	Description	Value ($)

	Consumer Durables & Apparel — 4.7%

34,400	Acushnet Holdings Corp.	1,563,480

5,500	Beazer Homes USA, Inc. *	75,075

1,700	Brunswick Corp.	126,140

5,200	Carter’s, Inc.	379,808

6,100	Columbia Sportswear Co.	546,499

29,000	Ethan Allen Interiors, Inc.	825,050

52,841	Garmin Ltd.	4,913,684

12,500	G-III Apparel Group Ltd. *	270,375

46,681	La-Z-Boy, Inc.	1,271,124

3,000	Lennar Corp. – Class B	217,830

3,500	M/I Homes, Inc. *	158,130

6,200	MasterCraft Boat Holdings, Inc. *	159,464

8,500	Meritage Homes Corp. *	734,485

5,300	Movado Group, Inc.	170,607

5,700	Oxford Industries, Inc.	643,302

28,200	PVH Corp.	1,894,476

87,600	Taylor Morrison Home Corp. – Class A *	2,662,164

88,652	TRI Pointe Homes, Inc. *	1,634,743

11,800	Whirlpool Corp.	1,729,054

	Total Consumer Durables & Apparel	19,975,490

	Consumer Services — 0.4%

6,300	Adtalem Global Education, Inc. *	262,080

1,300	Graham Holdings Co. – Class B	836,784

52,975	Perdoceo Education Corp. *	760,191

	Total Consumer Services	1,859,055

	Diversified Financials — 6.8%

42,600	American Express Co.	6,713,334

8,800	Ameriprise Financial, Inc.	2,921,160

93,900	Bank of New York Mellon Corp. (The)	4,310,010

14,500	Berkshire Hathaway, Inc. – Class B *	4,619,700

20,100	Discover Financial Services	2,178,036

18,300	Donnelley Financial Solutions, Inc. *	698,694

29,043	Enova International, Inc. *	1,171,595

100	Intercontinental Exchange, Inc.	10,831

53,000	Janus Henderson Group Plc	1,340,370

4,500	LPL Financial Holdings, Inc.	1,065,195

3,700	Nelnet, Inc. – Class A	364,598

2,200	Oppenheimer Holdings, Inc. – Class A	91,652

3,247	PROG Holdings, Inc. *	63,934

34,623	State Street Corp.	2,758,414

8,000	Synchrony Financial	300,640

	Total Diversified Financials	28,608,163

	Energy — 6.7%

57,000	Chevron Corp.	10,448,670

1,057	Chord Energy Corp.	161,224

7,000	EOG Resources, Inc.	993,510

101,000	Exxon Mobil Corp.	11,245,340

6,400	Gulfport Energy Corp. *	518,976

4,300	Hess Corp.	618,813

GMO U.S. Equity Fund

(A Series of GMO Trust)

Schedule of Investments — (Continued)

(showing percentage of total net assets)

November 30, 2022 (Unaudited)

Shares	Description	Value ($)

	Energy — continued

54,300	Kosmos Energy Ltd. *	361,095

8,800	Marathon Petroleum Corp.	1,071,928

23,100	Phillips 66	2,504,964

900	Valero Energy Corp.	120,258

6,400	World Fuel Services Corp.	182,080

	Total Energy	28,226,858

	Food & Staples Retailing — 3.4%

8,300	Costco Wholesale Corp.	4,475,775

135,745	Kroger Co. (The)	6,677,297

12,400	SpartanNash Co.	407,340

18,000	Walmart, Inc.	2,743,560

1,500	Weis Markets, Inc.	130,815

	Total Food & Staples Retailing	14,434,787

	Food, Beverage & Tobacco — 6.4%

2,700	Archer-Daniels-Midland Co.	263,250

95,100	General Mills, Inc.	8,112,030

29,900	Hershey Co. (The)	7,031,583

14,600	Kellogg Co.	1,065,070

54,600	Keurig Dr Pepper, Inc.	2,111,382

49,200	Kraft Heinz Co. (The)	1,936,020

23,000	PepsiCo, Inc.	4,266,730

4,800	Tyson Foods, Inc. – Class A	318,144

33,465	Universal Corp.	1,904,493

	Total Food, Beverage & Tobacco	27,008,702

	Health Care Equipment & Services — 5.4%

9,141	AmerisourceBergen Corp.	1,560,277

20,800	Centene Corp. *	1,810,640

17,000	Cigna Corp.	5,591,130

5,400	CVS Health Corp.	550,152

5,800	Edwards Lifesciences Corp. *	448,050

6,700	Elevance Health, Inc.	3,570,564

8,600	Humana, Inc.	4,729,140

4,100	UnitedHealth Group, Inc.	2,245,816

19,200	Zimmer Biomet Holdings, Inc.	2,305,920

	Total Health Care Equipment & Services	22,811,689

	Household & Personal Products — 0.1%

2,600	Kimberly-Clark Corp.	352,638

	Insurance — 1.6%

2,086	Allstate Corp. (The)	279,316

58,700	Genworth Financial, Inc. – Class A *	295,261

37,400	Progressive Corp. (The)	4,942,410

26,863	Stewart Information Services Corp.	1,188,956

500	Travelers Cos., Inc. (The)	94,905

	Total Insurance	6,800,848

	Materials — 2.8%

20,800	AdvanSix, Inc.	856,128

38,000	Corteva, Inc.	2,552,080

Shares	Description	Value ($)

	Materials — continued

50,400	Huntsman Corp.	1,400,112

3,100	Ingevity Corp. *	242,637

27,100	Mercer International, Inc.	373,980

3,673	NewMarket Corp.	1,160,742

14,396	Reliance Steel & Aluminum Co.	3,041,731

12,800	Ryerson Holding Corp.	377,472

12,874	Stepan Co.	1,436,352

5,100	Valvoline, Inc.	168,198

10,800	Warrior Met Coal, Inc.	397,656

	Total Materials	12,007,088

	Media & Entertainment — 6.7%

58,860	Alphabet, Inc. – Class C *	5,971,347

59,700	Alphabet, Inc. – Class A *	6,029,103

16,700	AMC Networks, Inc. – Class A *	333,332

35,400	Cars.com, Inc. *	523,212

252,633	Comcast Corp. – Class A	9,256,473

39,042	Electronic Arts, Inc.	5,105,913

11,500	Fox Corp. – Class B	350,980

5,800	News Corp. – Class B	112,810

2,400	Scholastic Corp.	98,688

2,200	Shutterstock, Inc.	118,404

17,018	TEGNA, Inc.	335,935

7,300	Yelp, Inc. *	225,935

	Total Media & Entertainment	28,462,132

	Pharmaceuticals, Biotechnology & Life Sciences — 6.2%

3,500	Agilent Technologies, Inc.	542,430

1,200	Biogen, Inc. *	366,204

61,241	Bristol-Myers Squibb Co.	4,916,427

12,600	Gilead Sciences, Inc.	1,106,658

30,200	Johnson & Johnson	5,375,600

118,850	Merck & Co., Inc.	13,087,762

9,795	Prestige Consumer Healthcare, Inc. *	602,001

	Total Pharmaceuticals, Biotechnology & Life Sciences	25,997,082

	Real Estate — 0.1%

5,600	CBRE Group, Inc. – Class A *	445,760

	Retailing — 9.2%

4,900	1-800-Flowers.com, Inc. – Class A *	41,454

8,400	Aaron’s Co., Inc. (The)	102,396

13,880	Amazon.com, Inc. *	1,339,975

800	AutoZone, Inc. *	2,063,200

11,400	Caleres, Inc.	275,424

14,000	Chico’s FAS, Inc. *	82,180

16,000	Container Store Group , Inc. (The) *	76,000

32,300	Designer Brands, Inc. – Class A	494,190

10,600	Dollar General Corp.	2,710,208

134,000	eBay, Inc.	6,088,960

4,300	Genesco, Inc. *	224,460

9,200	Genuine Parts Co.	1,686,636

GMO U.S. Equity Fund

(A Series of GMO Trust)

Schedule of Investments — (Continued)

(showing percentage of total net assets)

November 30, 2022 (Unaudited)

Shares	Description	Value ($)

	Retailing — continued

10,454	Group 1 Automotive, Inc.	2,021,177

8,700	Haverty Furniture Cos., Inc.	274,311

31,400	Home Depot, Inc. (The)	10,173,286

13,700	ODP Corp. (The) *	659,381

11,396	Penske Automotive Group, Inc.	1,441,024

15,978	Qurate Retail, Inc. – Series A – Series A *	37,548

10,800	Shoe Carnival, Inc.	285,228

32,100	Signet Jewelers Ltd.	2,086,500

12,800	Tractor Supply Co.	2,896,768

1,900	TravelCenters of America, Inc. *	97,185

8,500	Ulta Beauty, Inc. *	3,951,140

	Total Retailing	39,108,631

	Semiconductors & Semiconductor Equipment — 8.1%

2,800	Applied Materials, Inc.	306,880

5,000	Axcelis Technologies, Inc. *	399,300

6,292	Cirrus Logic, Inc. *	470,075

230,443	Intel Corp.	6,929,421

28,800	Kulicke & Soffa Industries, Inc.	1,380,960

67,100	Microchip Technology, Inc.	5,313,649

35,100	NXP Semiconductors NV	6,171,984

54,700	ON Semiconductor Corp. *	4,113,440

71,900	QUALCOMM, Inc.	9,094,631

	Total Semiconductors & Semiconductor Equipment	34,180,340

	Software & Services — 8.3%

11,700	Automatic Data Processing, Inc.	3,090,438

35,022	Cadence Design Systems, Inc. *	6,025,185

12,900	CSG Systems International, Inc.	797,736

1,600	International Business Machines Corp.	238,240

57,219	Microsoft Corp.	14,598,856

20,100	Oracle Corp.	1,668,903

4,400	Roper Technologies, Inc.	1,931,116

20,374	Synopsys, Inc. *	6,917,788

	Total Software & Services	35,268,262

	Technology Hardware & Equipment — 11.6%

158,524	Apple, Inc.	23,466,308

6,500	Arista Networks, Inc. *	905,450

10,737	Arrow Electronics, Inc. *	1,167,541

16,622	Avnet, Inc.	750,816

4,700	Bel Fuse, Inc. – Class B	161,868

300	CTS Corp.	12,750

39,900	Dell Technologies, Inc. – Class C	1,787,121

215,600	Hewlett Packard Enterprise Co.	3,617,768

242,444	HP, Inc.	7,283,018

34,700	Keysight Technologies, Inc. *	6,276,883

1,000	Motorola Solutions, Inc.	272,200

6,100	National Instruments Corp.	250,222

2,900	Sanmina Corp. *	191,661

25,500	Super Micro Computer, Inc. *	2,300,865

5,600	TTM Technologies, Inc. *	89,992

6,600	Vontier Corp.	129,558

Shares	Description	Value ($)

	Technology Hardware & Equipment — continued

15,695	Xerox Holdings Corp.	255,985

	Total Technology Hardware & Equipment	48,920,006

	Telecommunication Services — 0.2%

26,240	Verizon Communications, Inc.	1,022,835

	Transportation — 0.3%

7,500	Hub Group, Inc. – Class A *	631,125

25,600	Schneider National, Inc. – Class B	659,456

	Total Transportation	1,290,581

	TOTAL COMMON STOCKS (COST $389,920,317)	416,061,579

	MUTUAL FUNDS — 1.3%

	Affiliated Issuers — 1.3%

1,104,418	GMO U.S. Treasury Fund	5,500,000

	TOTAL MUTUAL FUNDS (COST $5,500,000)	5,500,000

	SHORT-TERM INVESTMENTS — 0.1%

	Money Market Funds — 0.1%

555,139	State Street Institutional Treasury Money Market Fund – Premier Class, 3.49% (a)	555,139

	TOTAL SHORT-TERM INVESTMENTS (COST $555,139)	555,139

	TOTAL INVESTMENTS — 99.7% (Cost $395,975,456)	422,116,718

	Other Assets and Liabilities (net) — 0.3%	1,126,266

	TOTAL NET ASSETS — 100.0%	$423,242,984

A summary of outstanding financial instruments at November 30, 2022 is as follows:

Futures Contracts

Number of Contracts +	Type	Expiration Date	Notional Amount ($)	Value/Net Unrealized Appreciation (Depreciation) ($)
Buys
27	S&P 500 E-Mini	December 2022	$5,509,688	$238,996

+	Buys - Fund is long the futures contract.
Sales - Fund is short the futures contract.

GMO U.S. Equity Fund

(A Series of GMO Trust)

Schedule of Investments — (Continued)

November 30, 2022 (Unaudited)

As of November 30, 2022, for the above contracts and/or agreements, the Fund had sufficient cash and/or securities to cover commitments or collateral requirements, if any, of the relevant broker or exchange.

Notes to Schedule of Investments:

*	Non-income producing security.

(a)	The rate disclosed is the 7 day net yield as of November 30, 2022.

GMO U.S. Small Cap Value Fund

(A Series of GMO Trust)

Schedule of Investments

(showing percentage of total net assets)

November 30, 2022 (Unaudited)

Shares	Description	Value ($)

	COMMON STOCKS — 96.5%

	Automobiles & Components — 0.2%

4,600	Modine Manufacturing Co. *	97,382

2,000	Standard Motor Products, Inc.	76,820

	Total Automobiles & Components	174,202

	Banks — 9.2%

5,706	1st Source Corp.	325,813

10,925	Amalgamated Financial Corp.	291,370

1,527	Arrow Financial Corp.	53,705

73,899	Associated Banc-Corp.	1,817,915

7,600	Atlantic Union Bankshares Corp.	271,092

3,600	BCB Bancorp, Inc.	67,860

2,800	Camden National Corp.	122,584

600	Capital City Bank Group, Inc.	21,120

12,200	Cathay General Bancorp	566,934

3,400	Central Valley Community Bancorp	69,360

2,570	Civista Bancshares, Inc.	58,750

4,167	CNB Financial Corp.	106,467

4,996	Community Trust Bancorp, Inc.	239,358

500	Enterprise Financial Services Corp.	26,170

4,700	Farmers National Banc Corp.	71,487

6,304	Financial Institutions, Inc.	159,617

1,800	First Commonwealth Financial Corp.	26,496

3,105	First Community Bankshares, Inc.	114,730

4,498	First Financial Bancorp	118,882

4,100	First Financial Corp.	197,087

1,700	Great Southern Bancorp, Inc.	106,505

14,489	Hanmi Financial Corp.	391,927

6,800	Heritage Financial Corp.	223,720

30,000	Hope Bancorp, Inc.	408,600

3,100	Horizon Bancorp, Inc.	50,406

8,191	Independent Bank Corp.	201,007

1,800	LCNB Corp.	32,832

1,436	Mercantile Bank Corp.	49,987

4,800	Midland States Bancorp, Inc.	129,168

2,700	MidWestOne Financial Group, Inc.	94,203

1,900	NBT Bancorp, Inc.	87,704

600	Northrim BanCorp, Inc.	33,366

8,180	OFG Bancorp	236,975

4,500	QCR Holdings, Inc.	236,745

66,700	Radian Group, Inc.	1,305,319

1,113	Republic Bancorp, Inc. – Class A	49,050

15,296	Towne Bank	494,061

2,300	Trustmark Corp.	84,134

13,867	Waterstone Financial, Inc.	232,272

	Total Banks	9,174,778

	Capital Goods — 10.3%

42,000	Allison Transmission Holdings, Inc.	1,881,600

7,500	Apogee Enterprises, Inc.	361,875

6,171	Applied Industrial Technologies, Inc.	817,596

1,681	Ducommun, Inc. *	84,571

Shares	Description	Value ($)

	Capital Goods — continued

800	Global Industrial Co.	19,688

18,800	Griffon Corp.	663,828

10,370	Hyster-Yale Materials Handling, Inc.	303,634

1,347	Insteel Industries, Inc.	39,723

1,968	Miller Industries, Inc.	54,297

12,319	Moog, Inc. – Class A	1,072,123

40,000	MRC Global, Inc. *	470,400

27,355	Mueller Industries, Inc.	1,881,203

39,200	NOW, Inc. *	489,216

6,252	Park-Ohio Holdings Corp.	83,464

1,396	Preformed Line Products Co.	131,699

15,595	Primoris Services Corp.	332,953

4,300	Quanex Building Products Corp.	102,211

32,135	Resideo Technologies, Inc. *	520,587

1,100	Rush Enterprises, Inc. – Class B	58,289

800	Standex International Corp.	84,040

4,000	Tennant Co.	254,120

600	Timken Co. (The)	45,588

1,319	UFP Industries, Inc.	107,973

9,548	V2X, Inc. *	385,835

	Total Capital Goods	10,246,513

	Commercial & Professional Services — 5.0%

120,749	ACCO Brands Corp.	672,572

1,600	Barrett Business Services, Inc.	157,328

5,700	Brady Corp. – Class A	273,030

9,800	CBIZ, Inc. *	486,570

24,279	Deluxe Corp.	469,556

3,500	DLH Holdings Corp. *	49,000

6,000	Ennis, Inc.	139,380

8,571	Heidrick & Struggles International, Inc.	254,559

4,034	HNI Corp.	116,986

5,000	ICF International, Inc.	541,850

5,118	Interface, Inc.	55,428

24,400	Kelly Services, Inc. – Class A	414,556

30,573	Kimball International, Inc. – Class B	218,902

19,600	Quad/Graphics, Inc. *	72,520

26,890	Resources Connection, Inc.	518,977

64,493	Steelcase, Inc. – Class A	511,429

	Total Commercial & Professional Services	4,952,643

	Consumer Durables & Apparel — 6.8%

16,400	Acushnet Holdings Corp.	745,380

4,300	Bassett Furniture Industries, Inc.	81,657

2,652	Clarus Corp.	22,065

37,277	Ethan Allen Interiors, Inc.	1,060,531

15,500	G-III Apparel Group Ltd. *	335,265

4,846	Hooker Furniture Corp.	82,430

2,722	Johnson Outdoors, Inc. – Class A	153,956

34,191	La-Z-Boy, Inc.	931,021

6,200	MasterCraft Boat Holdings, Inc. *	159,464

20,435	Movado Group, Inc.	657,803

3,100	Oxford Industries, Inc.	349,866

GMO U.S. Small Cap Value Fund

(A Series of GMO Trust)

Schedule of Investments — (Continued)

(showing percentage of total net assets)

November 30, 2022 (Unaudited)

Shares	Description	Value ($)

	Consumer Durables & Apparel — continued

42,700	Taylor Morrison Home Corp. – Class A *	1,297,653

35,592	TRI Pointe Homes, Inc. *	656,316

4,969	Universal Electronics, Inc. *	108,672

29,851	Vera Bradley, Inc. *	113,434

4,100	VOXX International Corp. *	45,059

	Total Consumer Durables & Apparel	6,800,572

	Consumer Services — 1.6%

4,400	Adtalem Global Education, Inc. *	183,040

1,252	Graham Holdings Co. – Class B	805,887

11,100	Lincoln Educational Services Corp. *	73,371

33,100	Perdoceo Education Corp. *	474,985

	Total Consumer Services	1,537,283

	Diversified Financials — 5.0%

11,500	A-Mark Precious Metals, Inc.	396,750

29,771	Curo Group Holdings Corp.	106,282

608	Diamond Hill Investment Group, Inc.	108,200

37,504	Donnelley Financial Solutions, Inc. *	1,431,903

34,509	Enova International, Inc. *	1,392,093

700	Federated Hermes, Inc.	26,572

9,000	Green Dot Corp. *	183,420

4,700	Nelnet, Inc. – Class A	463,138

7,600	Oppenheimer Holdings, Inc. – Class A	316,616

4,600	Regional Management Corp.	135,424

3,500	StoneX Group, Inc. *	355,145

3,814	Westwood Holdings Group, Inc.	45,844

	Total Diversified Financials	4,961,387

	Energy — 5.7%

2,700	Brigham Minerals, Inc.	95,661

12,300	California Resources Corp.	558,174

26,060	Evolution Petroleum Corp.	188,414

10,000	Gulfport Energy Corp. *	810,900

66,400	Kosmos Energy Ltd. *	441,560

3,300	Murphy Oil Corp.	155,760

66,900	Oil States International, Inc. *	451,575

7,800	Penn Virginia Corp.	339,846

35,700	Plains GP Holdings LP – Class A	472,311

90,100	VAALCO Energy, Inc.	466,718

57,397	World Fuel Services Corp.	1,632,944

	Total Energy	5,613,863

	Food & Staples Retailing — 1.9%

5,601	Ingles Markets, Inc. – Class A	566,261

7,800	Natural Grocers by Vitamin Cottage, Inc.	78,624

21,409	SpartanNash Co.	703,286

1,500	Village Super Market, Inc. – Class A	33,810

5,700	Weis Markets, Inc.	497,097

	Total Food & Staples Retailing	1,879,078

Shares	Description	Value ($)

	Food, Beverage & Tobacco — 1.9%

2,844	Seneca Foods Corp. – Class A *	182,812

24,059	Universal Corp.	1,369,198

31,200	Vector Group Ltd.	346,320

	Total Food, Beverage & Tobacco	1,898,330

	Health Care Equipment & Services — 2.8%

19,800	Allscripts Healthcare Solutions, Inc. *	375,012

800	AMN Healthcare Services, Inc. *	98,960

4,200	Avanos Medical, Inc. *	112,980

3,100	Computer Programs & Systems, Inc. *	91,760

28,700	Eargo, Inc. *	18,230

2,219	FONAR Corp. *	41,762

6,700	HealthStream, Inc. *	170,180

1,958	LENSAR, Inc. *	6,481

12,700	MEDNAX, Inc. *	202,946

3,500	Meridian Bioscience, Inc. *	112,000

1,800	National HealthCare Corp.	110,952

6,700	NextGen Healthcare, Inc. *	139,360

2,700	Owens & Minor, Inc.	55,647

36,500	Patterson Cos., Inc.	1,038,060

9,500	Select Medical Holdings Corp.	233,510

	Total Health Care Equipment & Services	2,807,840

	Household & Personal Products — 0.0%

6,943	Lifevantage Corp.	25,967

	Insurance — 3.2%

57,900	CNO Financial Group, Inc.	1,359,492

103,000	Genworth Financial, Inc. – Class A *	518,090

8,780	GoHealth, Inc. *	114,141

22,190	Stewart Information Services Corp.	982,129

15,400	Universal Insurance Holdings, Inc.	169,246

	Total Insurance	3,143,098

	Materials — 9.7%

18,248	AdvanSix, Inc.	751,088

14,208	American Vanguard Corp.	326,784

200	Greif, Inc. – Class B	15,028

30,400	Huntsman Corp.	844,512

4,800	Innospec, Inc.	532,272

13,419	Koppers Holdings, Inc.	399,752

39,013	Mativ Holdings, Inc.	810,300

24,380	Mercer International, Inc.	336,444

3,800	Myers Industries Inc.	88,692

3,300	NewMarket Corp.	1,042,866

6,700	O-I Glass, Inc. *	109,947

3,500	Olympic Steel, Inc.	122,815

10,800	Pactiv Evergreen, Inc.	125,712

6,300	Reliance Steel & Aluminum Co.	1,331,127

21,800	Ryerson Holding Corp.	642,882

5,200	Stepan Co.	580,164

42,400	Warrior Met Coal, Inc.	1,561,168

	Total Materials	9,621,553

GMO U.S. Small Cap Value Fund

(A Series of GMO Trust)

Schedule of Investments — (Continued)

(showing percentage of total net assets)

November 30, 2022 (Unaudited)

Shares	Description	Value ($)

	Media & Entertainment — 3.8%

35,300	AMC Networks, Inc. – Class A *	704,588

1,183	DHI Group, Inc. *	6,648

1,500	John Wiley & Sons, Inc. – Class A	71,115

3,100	Lee Enterprises, Inc. *	55,800

10,500	Scholastic Corp.	431,760

9,200	Sciplay Corp. – Class A *	147,384

73,390	TEGNA, Inc.	1,448,719

28,100	Yelp, Inc. *	869,695

	Total Media & Entertainment	3,735,709

	Pharmaceuticals, Biotechnology & Life Sciences — 2.4%

1,200	Ionis Pharmaceuticals, Inc. *	48,948

300	Phibro Animal Health Corp. – Class A	3,693

2,200	Pliant Therapeutics, Inc. *	40,436

36,820	Prestige Consumer Healthcare, Inc. *	2,262,957

	Total Pharmaceuticals, Biotechnology & Life Sciences	2,356,034

	Real Estate — 4.4%

149,582	Anywhere Real Estate, Inc. *	1,129,344

12,400	Apple Hospitality REIT, Inc.	211,544

159,900	Diversified Healthcare Trust (REIT)	158,301

6,881	Five Point Holdings LLC – Class A *	14,863

5,770	Forestar Group, Inc. *	85,569

2,500	Hersha Hospitality Trust (REIT)	24,075

10,700	Marcus & Millichap, Inc.	398,468

17,214	Newmark Group, Inc. – Class A	145,975

48,200	Piedmont Office Realty Trust, Inc. – Class A (REIT)	501,762

26,100	PotlatchDeltic Corp. (REIT)	1,247,319

4,100	RMR Group, Inc. (The) – Class A	118,531

7,900	Service Properties Trust (REIT)	62,015

2,800	Whitestone REIT	27,244

18,000	Xenia Hotels & Resorts, Inc. (REIT)	277,560

	Total Real Estate	4,402,570

	Retailing — 7.3%

12,500	Aaron’s Co., Inc. (The)	152,375

4,120	Cato Corp. (The) – Class A	42,848

29,800	Chico’s FAS, Inc. *	174,926

39,200	Container Store Group , Inc. (The) *	186,200

54,900	Designer Brands, Inc. – Class A	839,970

18,287	Genesco, Inc. *	954,582

13,294	Group 1 Automotive, Inc.	2,570,262

19,994	Haverty Furniture Cos., Inc.	630,411

10,100	Lands’ End, Inc. *	116,756

7,300	ODP Corp. (The) *	351,349

1,013	Penske Automotive Group, Inc.	128,094

27,796	Shoe Carnival, Inc.	734,092

5,500	Signet Jewelers Ltd.	357,500

1,194	Weyco Group, Inc.	30,566

	Total Retailing	7,269,931

Shares	Description	Value ($)

	Semiconductors & Semiconductor Equipment — 3.0%

40,700	Amkor Technology, Inc.	1,140,414

3,700	Axcelis Technologies, Inc. *	295,482

8,300	Cirrus Logic, Inc. *	620,093

19,400	Kulicke & Soffa Industries, Inc.	930,230

	Total Semiconductors & Semiconductor Equipment	2,986,219

	Software & Services — 0.0%

200	CSG Systems International, Inc.	12,368

	Technology Hardware & Equipment — 9.0%

44,013	Avnet, Inc.	1,988,067

3,400	Bel Fuse, Inc. – Class B	117,096

14,219	Benchmark Electronics, Inc.	410,503

7,100	CommScope Holding Co., Inc. *	63,048

14,161	CTS Corp.	601,842

21,200	Daktronics, Inc. *	73,140

400	ePlus, Inc. *	19,864

10,678	Kimball Electronics, Inc. *	246,555

12,600	Knowles Corp. *	196,560

6,900	National Instruments Corp.	283,038

2,300	PC Connection, Inc.	127,765

16,545	Sanmina Corp. *	1,093,459

7,053	ScanSource, Inc. *	210,603

21,244	Super Micro Computer, Inc. *	1,916,846

7,400	TTM Technologies, Inc. *	118,918

1,300	Vishay Intertechnology, Inc.	29,952

700	Vishay Precision Group Inc. *	28,399

88,122	Xerox Holdings Corp.	1,437,270

	Total Technology Hardware & Equipment	8,962,925

	Telecommunication Services — 1.0%

2,900	ATN International, Inc.	140,389

17,121	Spok Holdings, Inc.	139,022

58,332	Telephone & Data Systems, Inc.	614,819

3,352	United States Cellular Corp. *	71,264

	Total Telecommunication Services	965,494

	Transportation — 2.3%

11,400	Hub Group, Inc. – Class A *	959,310

50,300	Schneider National, Inc. – Class B	1,295,728

	Total Transportation	2,255,038

	TOTAL COMMON STOCKS (COST $89,780,156)	95,783,395

	MUTUAL FUNDS — 2.8%

	Affiliated Issuers — 2.8%

550,767	GMO U.S. Treasury Fund	2,742,822

	TOTAL MUTUAL FUNDS (COST $2,742,822)	2,742,822

GMO U.S. Small Cap Value Fund

(A Series of GMO Trust)

Schedule of Investments — (Continued)

(showing percentage of total net assets)

November 30, 2022 (Unaudited)

Shares	Description	Value ($)

	RIGHTS/WARRANTS — 0.0%

	Pharmaceuticals, Biotechnology & Life Sciences — 0.0%

72,700	Achillion Pharmaceuticals, Inc. CVR * (a)	36,350

	TOTAL RIGHTS/WARRANTS (COST $33,442)	36,350

	SHORT-TERM INVESTMENTS — 0.4%

	Money Market Funds — 0.4%

408,552	State Street Institutional Treasury Money Market Fund – Premier Class, 3.49% (b)	408,552

	TOTAL SHORT-TERM INVESTMENTS (COST $408,552)	408,552

	TOTAL INVESTMENTS — 99.7% (Cost $92,964,972)	98,971,119

	Other Assets and Liabilities (net) — 0.3%	344,800

	TOTAL NET ASSETS — 100.0%	$99,315,919

A summary of outstanding financial instruments at November 30, 2022 is as follows:

Futures Contracts

Number of Contracts +	Type	Expiration Date	Notional Amount ($)	Value/Net Unrealized Appreciation (Depreciation) ($)
Buys
33	E-mini Russell 2000 Index	December 2022	$3,114,375	$43,892

+	Buys - Fund is long the futures contract.
Sales - Fund is short the futures contract.

As of November 30, 2022, for the above contracts and/or agreements, the Fund had sufficient cash and/or securities to cover commitments or collateral requirements, if any, of the relevant broker or exchange.

Notes to Schedule of Investments:

*	Non-income producing security.

(a)	Investment valued using significant unobservable inputs.

(b)	The rate disclosed is the 7 day net yield as of November 30, 2022.

Portfolio Abbreviations:

CVR - Contingent Value Right

REIT - Real Estate Investment Trust

Organization

Each of Climate Change Fund, Emerging Markets ex-China Fund, Emerging Markets Fund, Emerging Markets Select Equity Fund (formerly Emerging Domestic Opportunities Fund), International Equity Fund, Japan Value Creation Fund, Quality Cyclicals Fund, Quality Fund, Resources Fund, Small Cap Quality Fund (commenced operations on September 20, 2022), Tax-Managed International Equities Fund, U.S. Equity Fund and U.S. Small Cap Value Fund (each a “Fund” and collectively the “Funds”) is a series of GMO Trust (the “Trust”). The Trust is registered under the Investment Company Act of 1940, as amended (the “1940 Act”), as an open-end management investment company. The Trust was established as a Massachusetts business trust under the laws of The Commonwealth of Massachusetts on June 24, 1985. The Declaration of Trust permits the Trustees of the Trust (“Trustees”) to create an unlimited number of series of shares (Funds) and to subdivide Funds into classes. The Funds are advised and managed by Grantham, Mayo, Van Otterloo & Co. LLC (“GMO”).

The Funds may invest in GMO U.S. Treasury Fund and in money market funds unaffiliated with GMO. The Funds may also invest in other GMO Funds (“underlying funds”). The financial statements of the underlying funds should be read in conjunction with the Funds’ financial statements. The financial statements are available without charge on the Securities and Exchange Commission’s (“SEC”) website at www.sec.gov or on GMO’s website at www.gmo.com.

Each Fund has elected to be treated or intends to elect to be treated and intends to qualify each tax year as a regulated investment company under Subchapter M of the Internal Revenue Code of 1986, as amended. Each Fund intends to distribute its net investment income, if any, and its net realized short-term and long-term capital gains, if any, after giving effect to any available capital loss carryforwards for U.S. federal income tax purposes. Therefore, each Fund makes no provision for U.S. federal income or excise taxes.

Please see the Funds’ Prospectus, available on www.gmo.com, for information regarding specific risks for each Fund.

Basis of presentation

The preparation of the Schedule of Investments in accordance with accounting principles generally accepted in the United States of America (“U.S. GAAP”) requires GMO to make estimates and assumptions that affect the reported amounts and disclosures in the Schedule of Investments during the reporting period. GMO believes the estimates and security valuations are appropriate; however, actual results may differ from those estimates, and the security valuations reflected in the Schedule of Investments may differ from the value a Fund ultimately realizes upon the sale of those securities.

Portfolio valuation

Exchange-traded securities (other than exchange-traded options) for which market quotations are readily available are valued at (i) the last sale price or (ii) official closing price or (iii) most recent quoted price published by the exchange (if no reported last sale or official closing price) or (iv) the quoted price provided by a pricing source (in the event GMO deems the private market to be a more reliable indicator of market value than the exchange). Exchange-traded options are valued at the last sale price, provided that price is between the closing bid and ask prices. If the last sale price is not within that range, then they will be valued at the closing bid price for long positions and the closing ask price for short positions. Cleared derivatives are valued using the price quoted (which may be based on a model) by the relevant clearing house. If an updated quote for a cleared derivative is not available when a Fund calculates its net asset value, the derivative will generally be valued using an industry standard model, which may differ from the model used by the relevant clearing house. Over-the-counter (“OTC”) derivatives are generally valued at the price determined by an industry standard model. Unlisted securities for which market quotations are readily available are generally valued at the most recent quoted price. Shares of the underlying funds and other open-end registered investment companies are valued at their most recent net asset value.

The foregoing valuation methodologies are modified for equities that trade in non-U.S. securities markets that close before the close of the New York Stock Exchange (“NYSE”) due to time zone differences, including the value of equities that underlie futures, options and other derivatives (to the extent the market for those derivatives closes prior to the close of the NYSE). In those cases, the price will generally be adjusted, to the extent practicable and available, based on inputs from an independent pricing service approved by the Trustees that are intended to reflect valuation changes through the NYSE close. These securities listed on foreign exchanges (including the value of equity securities that underlie futures, options and other derivatives (to the extent the market for such instruments closes prior to the close of the NYSE)) are classified as Level 2 (levels defined below).

Typically, the Funds and the underlying funds value fixed income securities at the most recent price supplied by a pricing source determined by GMO. GMO evaluates pricing sources on an ongoing basis and may change a pricing source at any time. GMO monitors erratic or unusual movements (including unusual inactivity) in the prices supplied for a security and has discretion to override a price supplied by a source (e.g., by taking a price supplied by another source) when it believes that the price supplied is not reliable. Alternative pricing sources are often but not always available for securities held by the Funds and the underlying funds.

“Quoted price” typically means the bid price for securities held long and the ask price for securities sold short. If a market quotation for a security does not involve a bid or an ask, the “quoted price” may be the price provided by a market participant or other third-party pricing source in accordance with the market practice for that security. If an updated quoted price for a security is not available when a Fund calculates its net asset value, the Fund will generally use the last quoted price so long as GMO believes that the last quoted price continues to represent that security’s fair value.

In the case of derivatives, prices determined by a model may reflect an estimate of the average of bid and ask prices, regardless of whether a Fund has a long position or a short position.

If quotations are not readily available or circumstances make an existing valuation methodology or procedure unreliable, derivatives and other securities are valued at fair value as determined in good faith by the Trustees or persons acting at their direction pursuant to procedures approved by the Trustees. Because of the uncertainty inherent in fair value pricing, the price determined for a particular security may be materially different from the value realized upon its sale. The Funds and/or the underlying funds classify such securities as Level 3 (levels defined below). For the period ended November 30, 2022, the Funds did not reduce the value of any of their OTC derivatives contracts, if any, based on the creditworthiness of their counterparties.

U.S. GAAP requires the Funds to disclose the fair value of their investments in a three-level hierarchy (Levels 1, 2 and 3). The valuation hierarchy is based upon the relative observability of inputs to the valuation of the Funds’ investments. The inputs or methodologies used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

Changes in valuation techniques may result in transfers into or out of an investment’s assigned level within the fair value hierarchy. In addition, in periods of market dislocation, the observability of prices and inputs may be reduced for many instruments. This condition, as well as changes related to the liquidity of investments, could cause a security to be reclassified between levels.

The three levels are defined as follows:

Level 1 – Valuations based on quoted prices for identical securities in active markets.

The types of assets and liabilities categorized in Level 1 generally include actively traded domestic and certain foreign equity securities; certain U.S. government obligations; derivatives actively traded on a national securities exchange (such as some futures and options); and shares of open-end mutual funds (even if their investments are valued using Level 2 or Level 3 inputs).

Level 2 – Valuations determined using other significant direct or indirect observable inputs.

The types of assets and liabilities categorized in Level 2 generally include cleared derivatives and certain OTC derivatives such as swaps, options, swaptions, and forward currency contracts valued using industry standard models; certain restricted securities valued at the most recent available market or quoted price; certain securities that are valued at the local price; and certain foreign equity securities that are adjusted based on inputs from an independent pricing service approved by the Trustees, including the value of equity securities that underlie futures, options and other derivatives (to the extent the market for such instruments closes prior to the close of the NYSE) to reflect estimated valuation changes through the NYSE close.

Level 3 – Valuations based primarily on inputs that are unobservable and significant.

The types of assets and liabilities categorized in Level 3 generally include, but are not limited to, securities whose trading has been suspended or that have been de-listed from their current primary trading exchange valued at the most recent available market or quoted price; securities in default or bankruptcy proceedings for which there is no current market quotation valued at the most recent available market or quoted price; certain equity securities valued based on the last traded exchange price adjusted for the movement in a relevant index and/or a security type conversion discount; certain securities that are valued using a price from a comparable security related to the same issuer; and certain recently acquired equity securities that have yet to begin trading that are valued at cost.

The following is a summary of the respective levels assigned to the Funds’ direct securities and derivatives, if any, as of November 30, 2022:

Description	Level 1	Level 2	Level 3	Total
Climate Change Fund
Asset Valuation Inputs
Common Stocks
Argentina	$8,193,218	$—	$—	$8,193,218
Australia	—	4,809,475	—	4,809,475
Belgium	—	1,687,934	—	1,687,934
Brazil	—	24,421,654	—	24,421,654
Canada	97,464,945	—	—	97,464,945
China	3,861,043	18,766,027	—	22,627,070
Denmark	—	31,610,086	—	31,610,086
Finland	—	9,328,608	—	9,328,608
France	—	62,535,009	—	62,535,009
Germany	—	17,227,807	—	17,227,807
Italy	—	2,392,039	—	2,392,039
Japan	—	40,015,374	—	40,015,374

Description	Level 1	Level 2	Level 3		Total
Climate Change Fund (continued)
Asset Valuation Inputs (continued)
Common Stocks (continued)
Mexico	$20,870,397	$—	$—		$20,870,397
Netherlands	—	4,890,970	—		4,890,970
Norway	—	6,365,082	—		6,365,082
Pakistan	—	167,235	—		167,235
Russia	—	—	2,233,646		2,233,646
South Korea	—	59,720,452	—		59,720,452
Spain	—	2,562,045	—		2,562,045
Switzerland	—	1,797,989	—		1,797,989
Thailand	—	995,432	—		995,432
Ukraine	—	909,810	—		909,810
United Kingdom	—	9,736,718	—		9,736,718
United States	464,211,371	—	—		464,211,371

TOTAL COMMON STOCKS	594,600,974	299,939,746	2,233,646		896,774,366

Preferred Stocks
Chile	13,055,207	—	—		13,055,207

TOTAL PREFERRED STOCKS	13,055,207	—	—		13,055,207

Rights/Warrants
Australia	—	—	0	§	0	§

TOTAL RIGHTS/WARRANTS	—	—	0	§	0	§

Mutual Funds
United States	24,945,517	—	—		24,945,517

TOTAL MUTUAL FUNDS	24,945,517	—	—		24,945,517

Short-Term Investments	465,014	—	—		465,014

Total Investments	633,066,712	299,939,746	2,233,646		935,240,104

Total	$633,066,712	$299,939,746	$2,233,646		$935,240,104

Emerging Markets ex-China Fund
Asset Valuation Inputs
Common Stocks
Brazil	$3,791,684	$2,749,537	$2,305		$6,543,526
Chile	407,015	1,302,472	—		1,709,487
Colombia	437,045	—	—		437,045
Czech Republic	—	511,282	—		511,282
Egypt	—	1,352,956	—		1,352,956
Greece	—	129,765	—		129,765
Hungary	—	4,410,043	—		4,410,043
India	6,253,333	17,973,610	—		24,226,943
Indonesia	—	17,130,572	—		17,130,572
Malaysia	—	533,526	—		533,526
Mexico	27,091,416	—	0	§	27,091,416
Philippines	—	691,375	—		691,375
Poland	—	5,132,139	—		5,132,139
Qatar	—	2,288,834	—		2,288,834
Russia	—	802,683	3,121,148		3,923,831
South Africa	1,790,521	17,168,910	—		18,959,431
South Korea	827,370	72,532,278	—		73,359,648
Taiwan	14,297,454	71,704,976	—		86,002,430
Thailand	—	5,599,490	—		5,599,490
Turkey	—	1,675,989	—		1,675,989
United Kingdom	—	1,794,140	—		1,794,140
Vietnam	—	10,275,731	—		10,275,731

TOTAL COMMON STOCKS	54,895,838	235,760,308	3,123,453		293,779,599

Description	Level 1	Level 2	Level 3		Total
Emerging Markets ex-China Fund (continued)
Asset Valuation Inputs (continued)
Preferred Stocks
Brazil	$5,353,287	$13,646,989	$—		$19,000,276
Chile	—	47,186	—		47,186
Russia	—	—	144,398		144,398
South Korea	—	15,895	—		15,895
Taiwan	—	55,038	—		55,038

TOTAL PREFERRED STOCKS	5,353,287	13,765,108	144,398		19,262,793

Mutual Funds
United States	12,521,838	—	—		12,521,838

TOTAL MUTUAL FUNDS	12,521,838	—	—		12,521,838

Short-Term Investments	1,718,438	—	—		1,718,438

Total Investments	74,489,401	249,525,416	3,267,851		327,282,668

Total	$74,489,401	$249,525,416	$3,267,851		$327,282,668

Emerging Markets Fund
Asset Valuation Inputs
Common Stocks
Brazil	$15,168,450	$12,285,260	$32,092		$27,485,802
Chile	—	1,047,959	—		1,047,959
China	32,668,899	234,865,056	873,086		268,407,041
Colombia	222,826	—	—		222,826
Czech Republic	—	1,778,713	—		1,778,713
Egypt	—	729,309	—		729,309
Greece	—	384,340	—		384,340
Hungary	—	18,814,687	—		18,814,687
India	12,380,940	66,170,843	8,586,516		87,138,299
Indonesia	—	46,985,246	—		46,985,246
Kuwait	—	615,911	—		615,911
Malaysia	—	1,371,350	—		1,371,350
Mexico	74,930,436	—	0	§	74,930,436
Panama	90,960	—	—		90,960
Philippines	—	3,422,331	—		3,422,331
Poland	—	12,047,281	—		12,047,281
Qatar	—	8,576,714	—		8,576,714
Russia	—	2,656,774	14,550,663		17,207,437
South Africa	2,872,002	45,134,851	—		48,006,853
South Korea	—	165,532,220	—		165,532,220
Sri Lanka	—	—	253,961		253,961
Taiwan	19,137,843	215,210,325	—		234,348,168
Thailand	—	8,053,900	—		8,053,900
Turkey	—	6,238,920	—		6,238,920
United Kingdom	—	11,313,404	—		11,313,404
Vietnam	—	39,250,552	—		39,250,552

TOTAL COMMON STOCKS	157,472,356	902,485,946	24,296,318		1,084,254,620

Preferred Stocks
Brazil	5,379,295	35,230,590	—		40,609,885
Russia	—	—	2,372,331		2,372,331
South Korea	—	22,925,257	—		22,925,257
Taiwan	—	803,183	—		803,183

TOTAL PREFERRED STOCKS	5,379,295	58,959,030	2,372,331		66,710,656

Debt Obligations
United States	4,804,121	—	—		4,804,121

TOTAL DEBT OBLIGATIONS	4,804,121	—	—		4,804,121

Description	Level 1	Level 2	Level 3	Total
Emerging Markets Fund (continued)
Asset Valuation Inputs (continued)
Mutual Funds
United States	$4,555,303	$—	$—	$4,555,303

TOTAL MUTUAL FUNDS	4,555,303	—	—	4,555,303

Short-Term Investments	7,331,552	—	—	7,331,552

Total Investments	179,542,627	961,444,976	26,668,649	1,167,656,252

Derivatives^
Futures Contracts
Equity Risk	336,880	—	—	336,880

Total	$179,879,507	$961,444,976	$26,668,649	$1,167,993,132

Emerging Markets Select Equity Fund (formerly Emerging Domestic Opportunities Fund)
Asset Valuation Inputs
Common Stocks
Brazil	$624,691	$2,231,613	$1,297	$2,857,601
China	1,254,140	42,837,460	—	44,091,600
France	—	1,182,250	—	1,182,250
Hong Kong	—	1,807,520	—	1,807,520
India	—	20,987,670	—	20,987,670
Indonesia	—	8,185,705	—	8,185,705
Japan	—	923,557	—	923,557
Mexico	7,945,497	—	—	7,945,497
Peru	509,786	—	—	509,786
Philippines	—	340,195	—	340,195
Qatar	—	1,604,239	—	1,604,239
Russia	—	—	595,027	595,027
Saudi Arabia	—	1,253,936	—	1,253,936
South Africa	—	1,431,826	—	1,431,826
South Korea	—	10,927,001	—	10,927,001
Switzerland	—	1,655,617	—	1,655,617
Taiwan	—	20,819,961	—	20,819,961
Thailand	—	3,190,219	—	3,190,219
United Arab Emirates	—	935,470	—	935,470
United Kingdom	—	2,478,362	—	2,478,362
United States	1,889,337	403,339	—	2,292,676
Vietnam	—	2,554,509	—	2,554,509

TOTAL COMMON STOCKS	12,223,451	125,750,449	596,324	138,570,224

Preferred Stocks
Brazil	—	652,837	—	652,837

TOTAL PREFERRED STOCKS	—	652,837	—	652,837

Investment Funds
Russia	—	—	9,610	9,610

TOTAL INVESTMENT FUNDS	—	—	9,610	9,610

Mutual Funds
United States	5,608,296	—	—	5,608,296

TOTAL MUTUAL FUNDS	5,608,296	—	—	5,608,296

Short-Term Investments	708,282	—	—	708,282

Total Investments	18,540,029	126,403,286	605,934	145,549,249

Total	$18,540,029	$126,403,286	$605,934	$145,549,249

Description	Level 1	Level 2	Level 3	Total
International Equity Fund
Asset Valuation Inputs
Common Stocks
Australia	$—	$66,896,209	$—	$66,896,209
Belgium	—	3,219,406	—	3,219,406
Denmark	—	789,114	—	789,114
Finland	—	21,597,008	—	21,597,008
France	37,072,080	181,411,027	—	218,483,107
Germany	—	60,231,173	—	60,231,173
Hong Kong	—	26,119,209	—	26,119,209
Ireland	—	9,739,634	—	9,739,634
Italy	—	12,915,595	—	12,915,595
Japan	731,168	399,416,267	—	400,147,435
Netherlands	—	118,169,690	—	118,169,690
Norway	—	43,276,552	—	43,276,552
Portugal	—	23,492,955	—	23,492,955
Singapore	—	77,528,534	—	77,528,534
Spain	—	99,961,686	—	99,961,686
Sweden	—	8,826,802	—	8,826,802
Switzerland	—	97,572,275	—	97,572,275
United Kingdom	24,781,101	221,997,655	—	246,778,756
United States	1,612,093	—	—	1,612,093

TOTAL COMMON STOCKS	64,196,442	1,473,160,791	—	1,537,357,233

Preferred Stocks
Germany	—	12,573,627	—	12,573,627

TOTAL PREFERRED STOCKS	—	12,573,627	—	12,573,627

Rights/Warrants
France	58,238	—	—	58,238

TOTAL RIGHTS/WARRANTS	58,238	—	—	58,238

Debt Obligations
United States	34,955,383	—	—	34,955,383

TOTAL DEBT OBLIGATIONS	34,955,383	—	—	34,955,383

Mutual Funds
United States	23,500,000	—	—	23,500,000

TOTAL MUTUAL FUNDS	23,500,000	—	—	23,500,000

Short-Term Investments	291,071	—	—	291,071

Total Investments	123,001,134	1,485,734,418	—	1,608,735,552

Derivatives^
Futures Contracts
Equity Risk	193,473	—	—	193,473

Total	$123,194,607	$1,485,734,418	$—	$1,608,929,025

Japan Value Creation Fund
Asset Valuation Inputs
Common Stocks	$—	$124,188,119	$—	$124,188,119
Short-Term Investments	2,252,906	—	—	2,252,906

Total Investments	2,252,906	124,188,119	—	126,441,025

Total	$2,252,906	$124,188,119	$—	$126,441,025

Description	Level 1	Level 2	Level 3	Total
Quality Cyclicals Fund
Asset Valuation Inputs
Common Stocks
Brazil	$—	$247,781	$—	$247,781
Canada	6,103,662	—	—	6,103,662
China	—	3,682,935	—	3,682,935
Finland	—	2,479,556	—	2,479,556
France	—	10,095,213	—	10,095,213
Germany	—	2,374,628	—	2,374,628
Hong Kong	—	1,707,312	—	1,707,312
Ireland	414,932	2,296,762	—	2,711,694
Mexico	6,588,148	—	—	6,588,148
Russia	—	—	263,174	263,174
Spain	—	4,931,343	—	4,931,343
United Kingdom	—	11,561,070	—	11,561,070
United States	54,685,148	—	—	54,685,148

TOTAL COMMON STOCKS	67,791,890	39,376,600	263,174	107,431,664

Preferred Stocks
Brazil	—	2,380,852	—	2,380,852

TOTAL PREFERRED STOCKS	—	2,380,852	—	2,380,852

Mutual Funds
United States	300,000	—	—	300,000

TOTAL MUTUAL FUNDS	300,000	—	—	300,000

Short-Term Investments	159,428	—	—	159,428

Total Investments	68,251,318	41,757,452	263,174	110,271,944

Total	$68,251,318	$41,757,452	$263,174	$110,271,944

Quality Fund
Asset Valuation Inputs
Common Stocks
China	$—	$82,152,191	$—	$82,152,191
France	—	300,291,769	—	300,291,769
Germany	—	242,160,326	—	242,160,326
Spain	—	43,426,804	—	43,426,804
Switzerland	—	224,683,945	—	224,683,945
Taiwan	—	211,761,795	—	211,761,795
United Kingdom	—	332,912,349	—	332,912,349
United States	5,593,475,455	—	—	5,593,475,455

TOTAL COMMON STOCKS	5,593,475,455	1,437,389,179	—	7,030,864,634

Mutual Funds
United States	103,252,888	—	—	103,252,888

TOTAL MUTUAL FUNDS	103,252,888	—	—	103,252,888

Short-Term Investments	3,875,510	—	—	3,875,510

Total Investments	5,700,603,853	1,437,389,179	—	7,137,993,032

Total	$5,700,603,853	$1,437,389,179	$—	$7,137,993,032

Resources Fund
Asset Valuation Inputs
Common Stocks
Argentina	$22,083,729	$—	$—	$22,083,729
Australia	—	75,151,934	—	75,151,934
Austria	—	34,784,822	—	34,784,822
Brazil	—	73,454,321	—	73,454,321
Canada	228,055,023	—	—	228,055,023
China	—	36,937,639	—	36,937,639

Description	Level 1	Level 2	Level 3		Total
Resources Fund (continued)
Asset Valuation Inputs (continued)
Common Stocks (continued)
Denmark	$—	$45,193,611	$—		$45,193,611
Finland	—	12,135,032	—		12,135,032
France	—	49,984,404	—		49,984,404
Hungary	—	19,622,691	—		19,622,691
India	—	29,460,927	—		29,460,927
Israel	—	13,473,219	—		13,473,219
Italy	—	23,821,015	—		23,821,015
Japan	—	55,308,703	—		55,308,703
Mexico	53,229,949	—	—		53,229,949
Netherlands	—	3,894,231	—		3,894,231
Norway	—	62,310,762	—		62,310,762
Pakistan	—	1,655,872	—		1,655,872
Poland	—	16,234,110	—		16,234,110
Portugal	—	88,090,884	—		88,090,884
Russia	—	—	14,270,666		14,270,666
Singapore	—	—	0	§	0	§
South Africa	—	89,728,367	—		89,728,367
South Korea	—	2,759,597	—		2,759,597
Spain	—	45,739,528	—		45,739,528
Switzerland	—	1,799,634	—		1,799,634
Turkey	—	10,662,624	—		10,662,624
Ukraine	—	2,073,351	—		2,073,351
United Kingdom	—	310,073,064	—		310,073,064
United States	779,518,287	—	—		779,518,287

TOTAL COMMON STOCKS	1,082,886,988	1,104,350,342	14,270,666		2,201,507,996

Preferred Stocks
Brazil	—	185,920,234	—		185,920,234
Chile	39,445,352	—	—		39,445,352
Russia	—	—	3,604,056		3,604,056

TOTAL PREFERRED STOCKS	39,445,352	185,920,234	3,604,056		228,969,642

Rights/Warrants
Australia	—	—	0	§	0	§
Singapore	—	—	2		2

TOTAL RIGHTS/WARRANTS	—	—	2		2

Mutual Funds
United States	15,066,200	—	—		15,066,200

TOTAL MUTUAL FUNDS	15,066,200	—	—		15,066,200

Short-Term Investments	5,563,233	—	—		5,563,233

Total Investments	1,142,961,773	1,290,270,576	17,874,724		2,451,107,073

Total	$1,142,961,773	$1,290,270,576	$17,874,724		$2,451,107,073

Small Cap Quality Fund
Asset Valuation Inputs
Common Stocks	$106,671,208	$—	$—		$106,671,208
Mutual Funds	704,241	—	—		704,241
Short-Term Investments	720,737	—	—		720,737

Total Investments	108,096,186	—	—		108,096,186

Total	$108,096,186	$—	$—		$108,096,186

Tax-Managed International Equities Fund
Asset Valuation Inputs
Common Stocks
Australia	$—	$1,614,013	$—		$1,614,013
Belgium	—	40,387	—		40,387
Brazil	87,675	268,002	—		355,677

Description	Level 1	Level 2	Level 3	Total
Tax-Managed International Equities Fund (continued)
Asset Valuation Inputs (continued)
Common Stocks (continued)
Denmark	$—	$21,813	$—	$21,813
Finland	—	344,758	—	344,758
France	890,352	4,120,122	—	5,010,474
Germany	—	1,449,107	—	1,449,107
Hong Kong	—	382,236	—	382,236
India	—	387,032	—	387,032
Ireland	—	138,975	—	138,975
Italy	—	185,464	—	185,464
Japan	—	9,004,197	—	9,004,197
Malaysia	—	1,944	—	1,944
Netherlands	—	2,671,018	—	2,671,018
Norway	—	983,683	—	983,683
Poland	—	73,621	—	73,621
Portugal	—	463,872	—	463,872
Russia	—	—	243	243
Singapore	—	1,521,112	—	1,521,112
South Africa	—	41,326	—	41,326
South Korea	—	737,824	—	737,824
Spain	—	2,199,847	—	2,199,847
Sweden	—	186,718	—	186,718
Switzerland	71,388	2,322,788	—	2,394,176
Thailand	—	625,208	—	625,208
Turkey	—	974,811	—	974,811
United Kingdom	1,686,991	3,372,879	—	5,059,870

TOTAL COMMON STOCKS	2,736,406	34,132,757	243	36,869,406

Preferred Stocks
Brazil	153,152	150,673	—	303,825
Germany	—	259,429	—	259,429
South Korea	—	10,642	—	10,642

TOTAL PREFERRED STOCKS	153,152	420,744	—	573,896

Mutual Funds
United States	811,918	—	—	811,918

TOTAL MUTUAL FUNDS	811,918	—	—	811,918

Short-Term Investments	79,575	—	—	79,575

Total Investments	3,781,051	34,553,501	243	38,334,795

Derivatives^
Futures Contracts
Equity Risk	4,800	—	—	4,800

Total	$3,785,851	$34,553,501	$243	$38,339,595

U.S. Equity Fund
Asset Valuation Inputs
Common Stocks	$416,061,579	$—	$—	$416,061,579
Mutual Funds	5,500,000	—	—	5,500,000
Short-Term Investments	555,139	—	—	555,139

Total Investments	422,116,718	—	—	422,116,718

Derivatives^
Futures Contracts
Equity Risk	$238,996	$—	$—	$238,996

Total	$422,355,714	$—	$—	$422,355,714

Description	Level 1	Level 2	Level 3	Total
U.S. Small Cap Value Fund
Asset Valuation Inputs
Common Stocks
United States	$95,783,395	$—	$—	$95,783,395

TOTAL COMMON STOCKS	95,783,395	—	—	95,783,395

Rights/Warrants
United States	—	—	36,350	36,350

TOTAL RIGHTS/WARRANTS	—	—	36,350	36,350

Mutual Funds
United States	2,742,822	—	—	2,742,822

TOTAL MUTUAL FUNDS	2,742,822	—	—	2,742,822

Short-Term Investments	408,552	—	—	408,552

Total Investments	98,934,769	—	36,350	98,971,119

Derivatives^
Futures Contracts
Equity Risk	43,892	—	—	43,892

Total	$98,978,661	$—	$36,350	$99,015,011

The risks referenced in the tables above are not intended to be inclusive of all risks. Please see the Prospectus for more information.

§	Represents the interest in securities that were determined to have a value of zero at November 30, 2022.
^

In the tables above derivatives are based on market values, rather than the notional amounts of derivatives, except for forward currency contracts which are based on unrealized appreciation/(depreciation). Excludes purchased options, if any, which are included in investments.

The underlying funds held at period end are classified above as Level 1. Certain underlying funds invest in securities and/or derivatives which may have been fair valued using methods determined in good faith by or at the direction of the Trustees or which may have been valued using significant unobservable inputs. For a summary of the levels assigned to the underlying funds’ direct securities and derivatives, if any, please refer to the underlying funds’ Notes to Financial Statements which are available on the SEC’s website at www.sec.gov or on GMO’s website at www.gmo.com.

U.S. GAAP requires additional disclosures about fair value measurements for material Level 3 securities and derivatives, if any (determined by each category of asset or liability as compared to a Fund’s total net assets). The below Funds held classes of investments or derivatives with direct material Level 3 holdings at November 30, 2022:

Investment Type	Number of Investments	Valuation Methodology
Climate Change Fund
Common and/or Preferred Stock	2	Valued off the last traded price with a 93% discount
Emerging Markets ex-China Fund
Common and/or Preferred Stock	20	Valued off the last traded price with a 93% discount
Common and/or Preferred Stock	1	Depositary receipts valued off the corresponding local securities with a 93% discount and adjusted for the depositary receipt conversion ratio and currency impact
Emerging Markets Fund
Common and/or Preferred Stock	20	Valued off the last traded price with a 93% discount
Common and/or Preferred Stock	2	Valued at the last price prior to trading being suspended

Investment Type	Number of Investments	Valuation Methodology
Common and/or Preferred Stock	1	Depositary receipts valued off the corresponding local securities with a 93% discount and adjusted for the depositary receipt conversion ratio and currency impact
Common and/or Preferred Stock	1	Valued off the February 25, 2022 last traded price with a 93% discount and currency impact
Common and/or Preferred Stock	1	Valued off the parent security until a merger is finalized
Emerging Markets Select Equity Fund (formerly Emerging Domestic Opportunities Fund)
Common and/or Preferred Stock	3	Valued off the last traded price with a 93% discount
Common and/or Preferred Stock	1	Valued off the February 25, 2022 last traded price with a 93% discount and currency impact
Quality Cyclicals Fund
Common and/or Preferred Stock	2	Valued off the last traded price with a 93% discount
Resources Fund
Common and/or Preferred Stock	8	Valued off the last traded price with a 93% discount

For Funds with material total Level 3 assets and/or liabilities, the following is a reconciliation of securities and derivatives, if any, in which significant unobservable inputs (Level 3) were used in determining value:

	Balances as of February 28, 2022	Purchases	Sales	Accrued Discounts/ Premiums	Total Realized Gain/ (Loss)	Change in Unrealized Appreciation (Depreciation)	Transfer into Level 3		Transfer out of Level 3	Balances as of November 30, 2022	Net Change in Unrealized Appreciation (Depreciation) from Investments Still Held as of November 30, 2022
Climate Change Fund
Common Stocks
Mexico	$—	$27,322,941	$(36,128)	$—	$(306)	$(25,206,136)	$153,275	‡	$—	$2,233,646	$(25,206,136)

Total Investments	$—	$27,322,941	$(36,128)	$—	$(306)	$(25,206,136)	$153,275		$—	$2,233,646	$(25,206,136)

Emerging Markets ex-China Fund
Common Stocks
Brazil	$—	$4,168	$(2,249)	$—	$373	$13	$—		$—	$2,305	$13
Russia	949,755	—	(184,500)	—	(445,566)	(236,019)	3,037,478	‡	—	3,121,148	(575,050)
Preferred Stocks
Russia	—	—	—	—	—	—	144,398	‡	—	144,398	—

Total Investments	$949,755	$4,168	$(186,749)	$—	$(445,193)	$(236,006)	$3,181,876		$—	$3,267,851	$(575,037)

Emerging Markets Fund
Common Stocks
Brazil	$—	$58,041	$(31,326)	$—	$5,190	$187	$—		$—	$32,092	$187
China	358,312	—	(124,467)	—	(219,172)	(14,672)	873,085	‡	—	873,086	—
India	—	7,847,287	—	—	—	739,229	—		—	8,586,516	739,229
Russia	2,870,861	—	(1,248,787)	—	(5,573,984)	4,058,807	14,443,766	‡	—	14,550,663	(422,590)
Sri Lanka	—	—	—	—	—	—	253,961	‡	—	253,961	—
Preferred Stocks
Russia	—	—	—	—	—	—	2,372,331	‡	—	2,372,331	—

Total Investments	$3,229,173	$7,905,328	$(1,404,580)	$—	$(5,787,966)	$4,783,551	$17,943,143		$—	$26,668,649	$316,826

	Balances as of February 28, 2022	Purchases	Sales	Accrued Discounts/ Premiums	Total Realized Gain/ (Loss)	Change in Unrealized Appreciation (Depreciation)	Transfer into Level 3		Transfer out of Level 3		Balances as of November 30, 2022	Net Change in Unrealized Appreciation (Depreciation) from Investments Still Held as of November 30, 2022
Emerging Markets Select Equity Fund (formerly Emerging Domestic Opportunities Fund)
Common Stocks
Brazil	$—	$1,055	$—	$—	$—	$242	$—		$—		$1,297	$242
India	5,986,759	—	(3,834,875)	—	2,046,996	(3,911,812)	—		(287,068	)‡	—	—
Russia	911,572	—	—	—	—	(898,466)	581,921	‡	—		595,027	(898,466)
Investment Funds
Russia	—	—	—	—	—	—	9,610	‡	—		9,610	—

Total Investments	$6,898,331	$1,055	$(3,834,875)	$—	$2,046,996	$(4,810,036)	$591,531		$(287,068)		$605,934	$(898,224)

Quality Cyclicals Fund
Common Stocks
Russia	$—	$—	$—	$—	$—	$—	$263,174	‡	$—		$263,174	$—

Total Investments	$—	$—	$—	$—	$—	$—	$263,174		$—		$263,174	$—

Resources Fund
Common Stocks
Russia	$—	$—	$—	$—	$—	$—	$14,270,666	‡	$—		$14,270,666	$—
United States	4,539,029	—	(4,410,991)	—	—	(128,038)	—		—		—	—
Preferred Stocks
Russia	—	—	—	—	—	—	3,604,056	‡	—		3,604,056	—
Rights/Warrants
Singapore	2	—	—	—	—	—	—		—		2	—

Total Investments	$4,539,031	$—	$(4,410,991)	$—	$—	$(128,038)	$17,874,722		$—		$17,874,724	$—

‡

Financial assets transferred between levels were due to a change in observable and/or unobservable inputs as well as the impact of the Russian invasion of Ukraine on local and global markets, as applicable.

The following table summarizes the quantitative inputs used in the valuation of investments classified within Level 3 of the fair value hierarchy for the period ended November 30, 2022 for Funds with material Level 3 investments.

Quantitative information about Level 3 Fair Value Measurements*

Investment Type	Total Fair Value ($)	Valuation Methodology	Unobservable Inputs	Range (Weighted Average)
Climate Change Fund
Common Stock	2,074,618	Fair Value	Price of comparable equity/Discount for liquidity	93%/(N/A)
Common Stock (American Depositary Receipt)	5	Fair Value	Price of comparable equity/Discount for liquidity	93%/(N/A)
Common Stock (Global Depositary Receipt)	159,023	Fair Value	Price of comparable equity/Discount for liquidity	93%/(N/A)
Emerging Markets ex-China Fund
Common Stock	3,239	Fair Value	Price of comparable equity/Discount for liquidity	99%/(N/A)
Common Stock	2,839,051	Fair Value	Price of comparable equity/Discount for liquidity	93%/(N/A)
Common Stock	—	Fair Value	Discount for lack of liquidity/marketability	$0 (N/A)
Common Stock (American Depositary Receipt)	93,214	Fair Value	Price of comparable equity/Discount for liquidity	93%/(N/A)

Investment Type	Total Fair Value ($)	Valuation Methodology	Unobservable Inputs	Range (Weighted Average)
Common Stock (Global Depositary Receipt)	185,644	Fair Value	Price of comparable equity/Discount for liquidity	93%/(N/A)
Preferred Stock	144,398	Fair Value	Price of comparable equity/Discount for liquidity	93%/(N/A)
Emerging Markets Fund
Common Stock	986	Fair Value	Price of comparable equity/Discount for liquidity	99%/(N/A)
Common Stock	13,461,234	Fair Value	Price of comparable equity/Discount for liquidity	93%/(N/A)
Common Stock	1	Fair Value	Discount for lack of liquidity/marketability	$0 (N/A)
Common Stock (American Depositary Receipt)	19,227	Fair Value	Price of comparable equity/Discount for liquidity	93%/(N/A)
Common Stock (Global Depositary Receipt)	1,069,216	Fair Value	Price of comparable equity/Discount for liquidity	93%/(N/A)
Preferred Stock	2,372,331	Fair Value	Price of comparable equity/Discount for liquidity	93%/(N/A)
Emerging Markets Select Equity Fund (formerly Emerging Domestic Opportunities Fund)
Common Stock	13,107	Fair Value	Price of comparable equity/Discount for liquidity	99%/(N/A)
Common Stock	422,548	Fair Value	Price of comparable equity/Discount for liquidity	93%/(N/A)
Common Stock (Global Depositary Receipt)	159,372	Fair Value	Price of comparable equity/Discount for liquidity	93%/(N/A)
Investment Fund	9,610	Fair Value	Price of comparable equity/Discount for liquidity	93%/(N/A)
Quality Cyclicals Fund
Common Stock	263,174	Fair Value	Price of comparable equity/Discount for liquidity	93%/(N/A)
Resources Fund
Common Stock	—	Fair Value	Discount for lack of liquidity/marketability	$0 (N/A)
Common Stock	13,710,854	Fair Value	Price of comparable equity/Discount for liquidity	93%/(N/A)
Common Stock (Global Depositary Receipt)	559,812	Fair Value	Price of comparable equity/Discount for liquidity	93%/(N/A)
Preferred Stock	3,604,056	Fair Value	Price of comparable equity/Discount for liquidity	93%/(N/A)
Warrant	2	Fair Value	Discount for lack of liquidity/marketability	$0 (N/A)

*

The table does not include Level 3 securities or derivatives that are valued by pricing vendors or brokers. As of November 30, 2022, the value of these securities and/or derivatives for Emerging Markets ex-China Fund, Emerging Markets Fund and Emerging Markets Select Equity Fund (formerly Emerging Domestic Opportunities Fund) was $2,305, $9,745,654 and $1,297, respectively. The inputs for these investments are not readily available or cannot be reasonably estimated.

Investments in affiliated companies and other Funds of the Trust

An affiliated company for the purposes of this disclosure is a company in which a Fund has or had direct ownership of at least 5% of the issuer’s voting securities or an investment in other funds of GMO Trust. A summary of the Funds’ transactions involving companies that are or were affiliates during the period ended November 30, 2022 is set forth below:

Affiliate	Value, beginning of period	Purchases	Sales Proceeds	Dividend Income*		Distributions of Realized Gains*	Net Realized Gain (Loss)	Net Increase/ Decrease in Unrealized Appreciation/ Depreciation	Value, end of period
Climate Change Fund
GMO U.S. Treasury Fund	$58,977,551	$502,345,886	$535,897,518	$204,286	**	$—	$(525,611)	$45,209	$24,945,517

Emerging Markets ex-China Fund
GMO U.S. Treasury Fund	$4,374	$18,121,847	$5,604,374	$20,567		$—	$(26)	$17	$12,521,838

Emerging Markets Fund
Anilana Hotels & Properties Ltd	$712,685	$—	$—	$—		$—	$—	$(458,724)	$253,961
Gayatri Projects Ltd	3,763,980	—	39,084	—		—	(181,526)	(2,264,680)	1,278,690
GMO U.S. Treasury Fund	—	27,535,303	22,980,000	33,900		—	—	—	4,555,303

Totals	$4,476,665	$27,535,303	$23,019,084	$33,900		$—	$(181,526)	$(2,723,404)	$6,087,954

Emerging Markets Select Equity Fund (formerly Emerging Domestic Opportunities Fund)
GMO U.S. Treasury Fund	$2,331,522	$30,605,524	$27,317,396	$34,493		$—	$(20,658)	$9,304	$5,608,296

International Equity Fund
GMO U.S. Treasury Fund	$—	$23,500,000	$—	$49,907		$—	$—	$—	$23,500,000

Quality Cyclicals Fund
GMO U.S. Treasury Fund	$434,957	$3,257,078	$3,385,000	$13,100		$—	$(8,772)	$1,737	$300,000

Quality Fund
GMO U.S. Treasury Fund	$5,788,348	$264,999,201	$167,500,000	$571,798		$—	$(23,071)	$(11,590)	$103,252,888

Resources Fund
GMO U.S. Treasury Fund	$—	$38,450,000	$23,383,800	$47,645		$—	$—	$—	$15,066,200

Small Cap Quality Fund
GMO U.S. Treasury Fund	$—	$2,004,241	$1,300,000	$4,241		$—	$—	$—	$704,241

Tax-Managed International Equities Fund
GMO U.S. Treasury Fund	$999,833	$14,270,000	$14,453,200	$12,749		$—	$(7,679)	$2,964	$811,918

U.S. Equity Fund
GMO U.S. Treasury Fund	$10,402,263	$37,060,000	$41,922,126	$67,992		$—	$(66,313)	$26,176	$5,500,000

U.S. Small Cap Value Fund
GMO U.S. Treasury Fund	$1,158,524	$13,400,000	$11,800,000	$35,182		$—	$(19,331)	$3,629	$2,742,822

*

The table above includes estimated sources of all distributions paid by the underlying funds during the period March 1, 2022 through November 30, 2022. The actual tax characterization of distributions paid by the underlying funds will be determined at the end of the fiscal year ending February 28, 2023.

**

Excludes income from investment of cash collateral from securities lending in GMO U.S. Treasury Fund. Income (net of fee rebates paid to the borrower and fees paid to the lending agent) from investment of cash collateral from securities lending in GMO U.S. Treasury Fund was $779,250 in Climate Change Fund during the period.

Subsequent events

Subsequent to November 30, 2022, GMO U.S. Small Cap Value Fund and GMO U.S. Equity Fund received redemption requests in the amounts of $51,624,640 and $134,263,595, respectively.

***

For additional information regarding the Funds, please see the Funds’ most recent annual or semiannual shareholder report available on the SEC’s website, www.sec.gov, or visit GMO’s website at www.gmo.com.

GMO Asset Allocation Bond Fund

(A Series of GMO Trust)

Schedule of Investments

(showing percentage of total net assets)

November 30, 2022 (Unaudited)

Par Value† / Shares	Description	Value ($)

	DEBT OBLIGATIONS — 99.5%

	U.S. Government — 99.5%

3,539,000	U.S. Treasury Note, 2.38%, due 03/31/29	3,256,848

20,037,000	U.S. Treasury Note, 1.25%, due 08/15/31	16,494,521

	Total U.S. Government	19,751,369

	TOTAL DEBT OBLIGATIONS (COST $22,456,605)	19,751,369

	SHORT-TERM INVESTMENTS — 0.4%

	Money Market Funds — 0.4%

80,097	State Street Institutional Treasury Money Market Fund – Premier Class, 3.49% (a)	80,097

	TOTAL SHORT-TERM INVESTMENTS (COST $80,097)	80,097

	TOTAL INVESTMENTS — 99.9% (Cost $22,536,702)	19,831,466

	Other Assets and Liabilities (net) — 0.1%	10,611

	TOTAL NET ASSETS — 100.0%	$19,842,077

Notes to Schedule of Investments:

†	Denominated in U.S. Dollar, unless otherwise indicated.

(a)	The rate disclosed is the 7 day net yield as of November 30, 2022.

GMO Emerging Country Debt Fund

(A Series of GMO Trust)

Schedule of Investments

(showing percentage of total net assets)

November 30, 2022 (Unaudited)

Par Value†		Description	Value ($)

		DEBT OBLIGATIONS — 91.0%

		Albania — 1.5%

		Sovereign and Sovereign Agency Issuers — 1.5%

	40,349,849	Republic of Albania Par Bond, Zero Coupon, due 08/31/25 (a) (b)	34,698,826

EUR	7,400,000	Republic of Albania Par Bond, Reg S, 3.50%, due 11/23/31	6,106,449

		Total Albania	40,805,275

		Angola — 0.6%

		Sovereign and Sovereign Agency Issuers — 0.6%

	18,800,000	Angolan Government International Bond, Reg S, 9.38%, due 05/08/48	15,580,500

		Argentina — 2.9%

		Sovereign and Sovereign Agency Issuers — 2.9%

	23,590,713	Republic of Argentina, 1.00%, due 07/09/29	6,110,354

	28,633,493	Republic of Argentina, Step Up, 0.50%, due 07/09/30	7,573,559

JPY	330,767,206	Republic of Argentina, Variable Rate, 4.33%, due 12/31/33 (c)	598,825

	45,947,942	Republic of Argentina, Step Up, 1.50%, due 07/09/35	11,188,324

EUR	23,100,000	Republic of Argentina, Step Up, 3.00%, due 01/09/38	5,853,219

	58,508,994	Republic of Argentina, Step Up, 3.88%, due 01/09/38	17,302,861

JPY	271,173,000	Republic of Argentina, 0.67%, due 12/31/38 (c)	339,727

EUR	6,660,000	Republic of Argentina, Step Up, 2.75%, due 07/09/41	1,555,874

	56,601,240	Republic of Argentina, Step Up, 3.50%, due 07/09/41	15,706,844

	46,247,000	Republic of Argentina, Step Up, 1.50%, due 07/09/46	11,209,117

		Total Argentina	77,438,704

		Armenia — 0.0%

		Corporate Debt

	1,150,000	Ardshinbank CJSC Via Dilijan Finance BV, Reg S, 6.50%, due 01/28/25	1,087,325

		Azerbaijan — 1.0%

		Sovereign and Sovereign Agency Issuers — 1.0%

	9,288,000	International Bank of Azerbaijan OJSC, Reg S, 3.50%, due 09/01/24	8,846,820

	4,250,000	Petkim Petrokimya Holding AS, Reg S, 5.88%, due 01/26/23	4,239,375

	14,400,000	Republic of Azerbaijan International Bond, Reg S, 5.13%, due 09/01/29	13,520,700

		Total Azerbaijan	26,606,895

Par Value†		Description	Value ($)
		Bahamas — 0.9%

		Sovereign and Sovereign Agency Issuers — 0.9%

	8,840,000	Bahamas Government International Bond, Reg S, 6.00%, due 11/21/28	6,557,070

	4,400,000	Bahamas Government International Bond, 144A, 9.00%, due 06/16/29	3,636,325

	12,700,000	Bahamas Government International Bond, Reg S, 8.95%, due 10/15/32	9,662,317

	6,400,000	Bahamas Government International Bond, Reg S, 7.13%, due 04/02/38	4,877,200

		Total Bahamas	24,732,912

		Bahrain — 2.3%

		Sovereign and Sovereign Agency Issuers — 2.3%

	68,390,000	Bahrain Government International Bond, Reg S, 7.50%, due 09/20/47	60,110,536

		Barbados — 0.6%

		Sovereign and Sovereign Agency Issuers — 0.6%

	15,900,000	Barbados Government International Bond, Reg S, 6.50%, due 10/01/29	14,750,231

		Belarus — 0.3%

		Sovereign and Sovereign Agency Issuers — 0.3%

	8,304,000	Development Bank of the Republic of Belarus JSC, Reg S, 6.75%, due 05/02/24 (c) (d)	1,882,932

	20,300,000	Republic of Belarus International Bond, Reg S, 6.20%, due 02/28/30 (c) (d)	6,699,000

		Total Belarus	8,581,932

		Bermuda — 0.2%

		Sovereign and Sovereign Agency Issuers — 0.2%

	5,690,000	Bermuda Government International Bond, Reg S, 4.75%, due 02/15/29	5,529,258

		Bolivia — 0.2%

		Sovereign and Sovereign Agency Issuers — 0.2%

	7,500,000	Bolivia Government International Bond, Reg S, 4.50%, due 03/20/28	5,842,031

		Brazil — 1.6%

		Corporate Debt — 0.8%

	24,213,636	MV24 Capital BV, Reg S, 6.75%, due 06/01/34	21,365,507

		Sovereign and Sovereign Agency Issuers — 0.8%

	14,400,000	Republic of Brazil, 4.75%, due 01/14/50	10,514,700

BRL	61,000,000	Rio Smart Lighting Sarl, Reg S, 12.25%, due 09/20/32 (e)	11,196,489

			21,711,189

		Total Brazil	43,076,696

GMO Emerging Country Debt Fund

(A Series of GMO Trust)

Schedule of Investments — (Continued)

(showing percentage of total net assets)

November 30, 2022 (Unaudited)

Par Value†		Description	Value ($)
		Bulgaria — 0.0%

		Sovereign and Sovereign Agency Issuers — 0.0%

EUR	1,200,000	Bulgarian Energy Holding EAD, Reg S, 2.45%, due 07/22/28	960,578

		Cameroon — 0.2%

		Sovereign and Sovereign Agency Issuers — 0.2%

EUR	6,100,000	Republic of Cameroon International Bond, Reg S, 5.95%, due 07/07/32	4,631,015

		Chile — 2.3%

		Corporate Debt — 1.0%

	16,611,000	Enel Generacion Chile SA, 8.13%, due 02/01/97 (a)	16,013,004

	22,934,810	Inversiones Latin America Power Ltda, Reg S, 5.13%, due 06/15/33	10,955,672

			26,968,676

		Sovereign and Sovereign Agency Issuers — 1.3%

	6,100,000	Chile Government International Bond, 3.10%, due 05/07/41	4,480,450

	3,000,000	Chile Government International Bond, 4.00%, due 01/31/52	2,367,000

	6,600,000	Empresa Nacional del Petroleo, Reg S, 5.25%, due 11/06/29	6,352,500

	4,300,000	Empresa Nacional del Petroleo, Reg S, 3.45%, due 09/16/31	3,596,681

	24,950,000	Empresa Nacional del Petroleo, Reg S, 4.50%, due 09/14/47	17,383,913

			34,180,544

		Total Chile	61,149,220

		China — 0.3%

		Corporate Debt — 0.1%

	11,200,000	China Evergrande Group, Reg S, 11.50%, due 01/22/23 (d)	625,100

	14,300,000	China Evergrande Group, Reg S, 12.00%, due 01/22/24 (d)	786,500

	7,500,000	China Evergrande Group, Reg S, 10.50%, due 04/11/24 (d)	418,594

	6,100,000	Scenery Journey Ltd, Reg S, 11.50%, due 10/24/22 (d)	335,500

	2,100,000	Scenery Journey Ltd, Reg S, 13.00%, due 11/06/22 (d)	115,500

	3,600,000	Scenery Journey Ltd, Reg S, 12.00%, due 10/24/23 (d)	198,000

	4,100,000	Scenery Journey Ltd, Reg S, 13.75%, due 11/06/23 (d)	225,500

			2,704,694

		Sovereign and Sovereign Agency Issuers — 0.2%

	7,500,000	CNAC HK Finbridge Co., Ltd., Reg S, 3.00%, due 09/22/30	6,012,300

		Total China	8,716,994

Par Value†		Description	Value ($)
		Colombia — 3.8%

		Corporate Debt — 0.1%

COP	21,060,796,766	PA Autopista Rio Magdalena, Reg S, 6.05%, due 06/15/36	3,315,287

		Sovereign and Sovereign Agency Issuers — 3.7%

	1,092,000	Colombia Government International Bond, 8.38%, due 02/15/27 (a)	1,081,481

	3,100,000	Colombia Government International Bond, 11.85%, due 03/09/28 (a)	3,498,316

	10,300,000	Colombia Government International Bond, 8.00%, due 04/20/33	10,233,050

	68,300,000	Colombia Government International Bond, 5.63%, due 02/26/44	48,356,400

	14,000,000	Colombia Government International Bond, 5.20%, due 05/15/49	9,338,875

	8,011,000	Ecopetrol SA, 7.38%, due 09/18/43	6,636,513

	17,300,000	Ecopetrol SA, 5.88%, due 11/02/51	11,435,300

COP	41,560,000,000	Empresas Publicas de Medellin ESP, Reg S, 8.38%, due 11/08/27	6,332,348

			96,912,283

		Total Colombia	100,227,570

		Congo Republic (Brazzaville) — 1.4%

		Sovereign and Sovereign Agency Issuers — 1.4%

	43,368,925	Republic of Congo, Reg S, Step Up, 6.00%, due 06/30/29 (c)	36,248,290

		Costa Rica — 1.0%

		Sovereign and Sovereign Agency Issuers — 1.0%

	3,000,000	Costa Rica Government International Bond, Reg S, 7.00%, due 04/04/44	2,788,687

	18,731,000	Costa Rica Government International Bond, Reg S, 7.16%, due 03/12/45	17,604,799

	7,498,000	Instituto Costarricense de Electricidad, Reg S, 6.38%, due 05/15/43	5,677,392

		Total Costa Rica	26,070,878

		Czech Republic — 0.2%

		Sovereign and Sovereign Agency Issuers — 0.2%

	4,458,000	CEZ AS, Reg S, 5.63%, due 04/03/42	4,101,263

		Dominican Republic — 2.8%

		Sovereign and Sovereign Agency Issuers — 2.8%

	6,000,000	Dominican Republic International Bond, 144A, 6.00%, due 02/22/33	5,386,125

	4,500,000	Dominican Republic International Bond, Reg S, 6.50%, due 02/15/48	3,686,625

	90,329,000	Dominican Republic International Bond, Reg S, 5.88%, due 01/30/60	66,436,979

		Total Dominican Republic	75,509,729

GMO Emerging Country Debt Fund

(A Series of GMO Trust)

Schedule of Investments — (Continued)

(showing percentage of total net assets)

November 30, 2022 (Unaudited)

Par Value†	Description	Value ($)
	Ecuador — 2.7%

	Sovereign and Sovereign Agency Issuers — 2.7%

800,000	Ecuador Government International Bond, 5.00%, due 02/28/25 (c)	736,000

6,646,892	Ecuador Government International Bond, Reg S, Zero Coupon, due 07/31/30	2,433,593

15,076,250	Ecuador Government International Bond, Reg S, Step Up, 5.50%, due 07/31/30	9,138,092

91,687,125	Ecuador Government International Bond, Reg S, Step Up, 2.50%, due 07/31/35	39,958,395

29,703,750	Ecuador Government International Bond, Reg S, Step Up, 1.50%, due 07/31/40	11,784,963

9,865,290	Ecuador Social Bond Sarl, Reg S, Zero Coupon, due 01/30/35	7,924,911

	Total Ecuador	71,975,954

	Egypt — 2.1%

	Sovereign and Sovereign Agency Issuers — 2.1%

22,200,000	Egypt Government International Bond, Reg S, 8.70%, due 03/01/49	14,818,500

28,200,000	Egypt Government International Bond, Reg S, 8.88%, due 05/29/50	19,105,500

9,100,000	Egypt Government International Bond, Reg S, 8.75%, due 09/30/51	6,198,237

22,764,000	Egypt Government International Bond, Reg S, 8.15%, due 11/20/59	15,081,150

	Total Egypt	55,203,387

	El Salvador — 0.5%

	Sovereign and Sovereign Agency Issuers — 0.5%

6,200,000	El Salvador Government International Bond, Reg S, 8.25%, due 04/10/32	2,554,787

6,275,000	El Salvador Government International Bond, Reg S, 7.65%, due 06/15/35	2,317,044

26,700,000	El Salvador Government International Bond, Reg S, 7.12%, due 01/20/50	9,516,882

	Total El Salvador	14,388,713

	Ethiopia — 0.1%

	Sovereign and Sovereign Agency Issuers — 0.1%

3,290,000	Ethiopia International Bond, Reg S, 6.63%, due 12/11/24	2,014,714

	Gabon — 0.5%

	Sovereign and Sovereign Agency Issuers — 0.5%

5,600,000	Gabon Government International Bond, Reg S, 6.63%, due 02/06/31	4,615,800

9,500,000	Gabon Government International Bond, Reg S, 7.00%, due 11/24/31	7,833,344

	Total Gabon	12,449,144

	Ghana — 0.9%

	Sovereign and Sovereign Agency Issuers — 0.9%

5,800,000	Republic of Ghana, Reg S, 8.13%, due 03/26/32	2,030,000

Par Value†	Description	Value ($)
	Ghana — continued

	Sovereign and Sovereign Agency Issuers — continued

6,100,000	Republic of Ghana, Reg S, 8.63%, due 06/16/49	2,006,519

24,400,000	Republic of Ghana, Reg S, 8.95%, due 03/26/51	8,125,200

27,800,000	Republic of Ghana, Reg S, 8.75%, due 03/11/61	8,953,337

7,121,144	Saderea DAC, Reg S, 12.50%, due 11/30/26	3,204,515

	Total Ghana	24,319,571

	Grenada — 0.2%

	Sovereign and Sovereign Agency Issuers — 0.2%

7,005,938	Grenada Government International Bond, Reg S, 7.00%, due 05/12/30	5,604,750

	Guatemala — 0.9%

	Sovereign and Sovereign Agency Issuers — 0.9%

3,915,000	Republic of Guatemala, Reg S, 8.13%, due 10/06/34	4,239,945

5,100,000	Republic of Guatemala, Reg S, 4.65%, due 10/07/41	3,999,675

16,700,000	Republic of Guatemala, Reg S, 6.13%, due 06/01/50	15,325,381

	Total Guatemala	23,565,001

	Honduras — 0.4%

	Sovereign and Sovereign Agency Issuers — 0.4%

14,000,000	Honduras Government International Bond, Reg S, 5.63%, due 06/24/30	10,664,500

	Hungary — 1.1%

	Sovereign and Sovereign Agency Issuers — 1.1%

23,900,000	Hungary Government International Bond, 144A, 5.50%, due 06/16/34	22,851,388

12,000,000	Hungary Government International Bond, Reg S, 3.13%, due 09/21/51	7,183,500

	Total Hungary	30,034,888

	India — 1.7%

	Corporate Debt

24,100,000	Delhi International Airport Ltd., Reg S, 6.45%, due 06/04/29	22,111,750

800,000	GMR Hyderabad International Airport Ltd., Reg S, 4.75%, due 02/02/26	732,650

17,140,000	GMR Hyderabad International Airport Ltd., Reg S, 4.25%, due 10/27/27	14,502,582

8,750,000	India Airport Infra, Reg S, 6.25%, due 10/25/25	8,181,250

	Total India	45,528,232

GMO Emerging Country Debt Fund

(A Series of GMO Trust)

Schedule of Investments — (Continued)

(showing percentage of total net assets)

November 30, 2022 (Unaudited)

Par Value†		Description	Value ($)
		Indonesia — 3.7%

		Sovereign and Sovereign Agency Issuers — 3.7%

	3,750,000	Freeport Indonesia PT, Reg S, 6.20%, due 04/14/52	3,234,375

	7,500,000	Hutama Karya Persero PT, Reg S, 3.75%, due 05/11/30	6,760,781

	17,000,000	Indonesia Asahan Aluminium Persero PT, Reg S, 5.80%, due 05/15/50	13,863,500

	10,191,000	Indonesia Government International Bond, 5.45%, due 09/20/52	9,962,824

	16,600,000	Minejesa Capital BV, Reg S, 5.63%, due 08/10/37	12,769,550

	9,200,000	Pertamina Persero PT, Reg S, 6.50%, due 05/27/41	9,385,725

	6,700,000	Pertamina Persero PT, Reg S, 4.15%, due 02/25/60	4,829,092

	11,500,000	Perusahaan Listrik Negara PT, Reg S, 6.25%, due 01/25/49	10,661,219

	7,200,000	Perusahaan Penerbit SBSN Indonesia III, 144A, 4.70%, due 06/06/32	7,110,792

	20,849,000	Saka Energi Indonesia PT, Reg S, 4.45%, due 05/05/24	19,806,550

		Total Indonesia	98,384,408

		Israel — 0.5%

		Sovereign and Sovereign Agency Issuers — 0.5%

	10,683,000	Israel Electric Corp., Ltd., Reg S, 8.10%, due 12/15/96	12,206,503

		Ivory Coast — 0.8%

		Sovereign and Sovereign Agency Issuers — 0.8%

EUR	1,500,000	Ivory Coast Government International Bond, Reg S, 6.88%, due 10/17/40	1,191,454

EUR	26,000,000	Ivory Coast Government International Bond, Reg S, 6.63%, due 03/22/48	19,417,467

		Total Ivory Coast	20,608,921

		Jamaica — 0.8%

		Corporate Debt — 0.2%

	7,477,310	TransJamaican Highway Ltd., Reg S, 5.75%, due 10/10/36	5,892,120

		Sovereign and Sovereign Agency Issuers — 0.6%

	4,375,000	Jamaica Government International Bond, 7.88%, due 07/28/45	4,791,445

	9,300,000	National Road Operating & Construction Co., Ltd., Reg S, 9.38%, due 11/10/24 (c)	9,732,450

			14,523,895

		Total Jamaica	20,416,015

		Jordan — 1.6%

		Sovereign and Sovereign Agency Issuers — 1.6%

	6,000,000	Jordan Government International Bond, 144A, 7.75%, due 01/15/28	6,142,500

Par Value†	Description	Value ($)
	Jordan — continued

	Sovereign and Sovereign Agency Issuers — continued

44,195,000	Jordan Government International Bond, Reg S, 7.38%, due 10/10/47	36,902,825

	Total Jordan	43,045,325

	Kazakhstan — 0.8%

	Sovereign and Sovereign Agency Issuers — 0.8%

1,600,000	KazMunayGas National Co JSC, Reg S, 5.75%, due 04/19/47	1,201,400

26,000,000	KazMunayGas National Co JSC, Reg S, 6.38%, due 10/24/48	20,767,500

	Total Kazakhstan	21,968,900

	Kenya — 1.2%

	Sovereign and Sovereign Agency Issuers — 1.2%

40,694,000	Kenya Government International Bond, Reg S, 8.25%, due 02/28/48	31,893,923

	Kuwait — 0.1%

	Corporate Debt

3,300,000	Equate Petrochemical BV, Reg S, 2.63%, due 04/28/28	2,815,725

	Lebanon — 0.4%

	Sovereign and Sovereign Agency Issuers — 0.4%

20,400,000	Lebanon Government International Bond, Reg S, 6.85%, due 03/23/27 (d)	1,151,325

5,547,000	Lebanon Government International Bond, Reg S, 7.00%, due 03/20/28 (d)	309,592

60,605,000	Lebanon Government International Bond, Reg S, 7.15%, due 11/20/31 (d)	3,515,090

21,000,000	Lebanon Government International Bond, 8.20%, due 05/17/33 (d)	1,218,000

56,914,000	Lebanon Government International Bond, 8.25%, due 05/17/34 (d)	3,301,012

	Total Lebanon	9,495,019

	Malaysia — 1.1%

	Sovereign and Sovereign Agency Issuers — 1.1%

18,300,000	1MDB Global Investments Ltd., Reg S, 4.40%, due 03/09/23	17,920,275

4,900,000	Dua Capital Ltd., Reg S, 2.78%, due 05/11/31	3,981,250

6,800,000	Petronas Capital Ltd, Reg S, 4.80%, due 04/21/60	6,300,744

	Total Malaysia	28,202,269

	Mexico — 5.6%

	Sovereign and Sovereign Agency Issuers — 5.6%

128,700,000	Petroleos Mexicanos, 7.69%, due 01/23/50	87,606,090

19,086,000	Petroleos Mexicanos, 6.95%, due 01/28/60	11,905,847

GMO Emerging Country Debt Fund

(A Series of GMO Trust)

Schedule of Investments — (Continued)

(showing percentage of total net assets)

November 30, 2022 (Unaudited)

Par Value†		Description	Value ($)
		Mexico — continued

		Sovereign and Sovereign Agency Issuers — continued

	5,200,000	Petroleos Mexicanos, Reg S, 6.63%, due 12/28/2170	3,017,976

GBP	52,296,000	United Mexican States, 5.63%, due 03/19/2114	46,878,401

		Total Mexico	149,408,314

		Mongolia — 0.1%

		Sovereign and Sovereign Agency Issuers — 0.1%

	3,000,000	Mongolia Government International Bond, Reg S, 4.45%, due 07/07/31	2,160,330

		Montenegro — 0.2%

		Sovereign and Sovereign Agency Issuers — 0.2%

EUR	6,600,000	Montenegro Government International Bond, Reg S, 2.88%, due 12/16/27	5,480,632

		Morocco — 0.5%

		Sovereign and Sovereign Agency Issuers — 0.5%

	8,500,000	OCP SA, Reg S, 5.13%, due 06/23/51	6,063,156

	9,200,000	Office Cherifien des Phosphates SA, Reg S, 6.88%, due 04/25/44	8,316,225

		Total Morocco	14,379,381

		Mozambique — 0.2%

		Sovereign and Sovereign Agency Issuers — 0.2%

	7,576,000	Mozambique International Bond, Reg S, Step Up, 5.00%, due 09/15/31	5,683,421

		Nigeria — 1.1%

		Sovereign and Sovereign Agency Issuers — 1.1%

	43,050,000	Nigeria Government International Bond, Reg S, 8.25%, due 09/28/51	29,381,625

		Oman — 3.5%

		Sovereign and Sovereign Agency Issuers — 3.5%

	11,500,000	Lamar Funding Ltd., Reg S, 3.96%, due 05/07/25	10,919,968

	79,500,000	Oman Government International Bond, Reg S, 6.75%, due 01/17/48	72,841,875

	4,400,000	Oman Government International Bond, Reg S, 7.00%, due 01/25/51	4,114,000

	5,900,000	Oryx Funding Ltd., Reg S, 5.80%, due 02/03/31	5,572,919

		Total Oman	93,448,762

		Pakistan — 0.3%

		Sovereign and Sovereign Agency Issuers — 0.3%

	14,700,000	Islamic Republic of Pakistan, Reg S, 7.88%, due 03/31/36	5,377,444

	4,826,000	Pakistan Water & Power Development Authority, Reg S, 7.50%, due 06/04/31	1,436,640

		Total Pakistan	6,814,084

Par Value†		Description	Value ($)
		Panama — 1.8%

		Sovereign and Sovereign Agency Issuers — 1.8%

	21,300,000	Aeropuerto Internacional de Tocumen SA, Reg S, 5.13%, due 08/11/61	16,045,556

	2,900,000	AES Panama Generation Holdings SRL, Reg S, 4.38%, due 05/31/30	2,430,200

	9,837,000	Panama Government International Bond, 8.13%, due 04/28/34	11,312,550

	15,500,000	Panama Government International Bond, 4.50%, due 04/01/56	11,492,281

	10,200,000	Panama Government International Bond, 4.50%, due 01/19/63	7,415,400

		Total Panama	48,695,987

		Papua New Guinea — 0.0%

		Sovereign and Sovereign Agency Issuers — 0.0%

	1,100,000	Papua New Guinea Government International Bond, Reg S, 8.38%, due 10/04/28	927,644

		Peru — 2.2%

		Sovereign and Sovereign Agency Issuers — 2.2%

PEN	42,800,000	Peru Government Bond, 6.15%, due 08/12/32	10,019,865

	13,100,000	Peruvian Government International Bond, 3.60%, due 01/15/72	8,724,600

	16,000,000	Peruvian Government International Bond, 3.23%, due 07/28/2121	9,600,000

	43,995,000	Petroleos del Peru SA, Reg S, 5.63%, due 06/19/47	29,861,166

		Total Peru	58,205,631

		Philippines — 2.0%

		Sovereign and Sovereign Agency Issuers — 2.0%

	3,800,000	Bangko Sentral ng Pilipinas Bond, 8.60%, due 06/15/97 (c)	4,864,000

	3,200,000	Philippine Government International Bond, 3.20%, due 07/06/46	2,320,352

	8,700,000	Philippine Government International Bond, 5.95%, due 10/13/47	9,353,457

	32,512,000	Power Sector Assets & Liabilities Management Corp., 9.63%, due 05/15/28	37,226,240

		Total Philippines	53,764,049

		Poland — 0.4%

		Sovereign and Sovereign Agency Issuers — 0.4%

	11,400,000	Republic of Poland Government International Bond, 5.75%, due 11/16/32	11,997,816

		Qatar — 0.4%

		Sovereign and Sovereign Agency Issuers — 0.4%

	10,878,000	QNB Finansbank AS, Reg S, 6.88%, due 09/07/24	11,050,008

GMO Emerging Country Debt Fund

(A Series of GMO Trust)

Schedule of Investments — (Continued)

(showing percentage of total net assets)

November 30, 2022 (Unaudited)

Par Value†		Description	Value ($)
		Republic of North Macedonia — 0.2%

		Sovereign and Sovereign Agency Issuers — 0.2%

EUR	6,300,000	North Macedonia Government International Bond, Reg S, 1.63%, due 03/10/28	5,229,464

		Romania — 1.7%

		Sovereign and Sovereign Agency Issuers — 1.7%

EUR	16,200,000	Romanian Government International Bond, 144A, 6.63%, due 09/27/29	17,095,920

	10,900,000	Romanian Government International Bond, Reg S, 6.00%, due 05/25/34	10,248,044

EUR	7,300,000	Romanian Government International Bond, Reg S, 2.88%, due 04/13/42	4,459,550

EUR	5,600,000	Romanian Government International Bond, Reg S, 4.63%, due 04/03/49	4,373,434

EUR	14,900,000	Romanian Government International Bond, Reg S, 3.38%, due 01/28/50	9,407,623

		Total Romania	45,584,571

		Russia — 0.7%

		Sovereign and Sovereign Agency Issuers — 0.7%

	6,870,000	GTLK Europe Capital DAC, Reg S, 4.65%, due 03/10/27 (c) (d) (f)	343,500

	5,200,000	GTLK Europe Capital DAC, Reg S, 4.80%, due 02/26/28 (c) (d) (f)	260,000

	6,800,000	GTLK Europe Capital DAC, Reg S, 4.35%, due 02/27/29 (c) (d) (f)	340,000

	6,400,000	Russian Foreign Bond, Reg S, 5.10%, due 03/28/35 (c) (d)	2,688,000

	34,000,000	Russian Foreign Bond, 144A, 5.10%, due 03/28/35 (c) (d)	14,280,000

		Total Russia	17,911,500

		Saudi Arabia — 3.3%

		Corporate Debt — 0.3%

	11,900,000	EIG Pearl Holdings Sarl, 144A, 4.39%, due 11/30/46	8,939,875

		Sovereign and Sovereign Agency Issuers — 3.0%

	29,989,900	ACWA Power Management And Investments One Ltd., Reg S, 5.95%, due 12/15/39	27,890,607

	70,500,000	Saudi Government International Bond, Reg S, 3.45%, due 02/02/61	50,442,750

			78,333,357

		Total Saudi Arabia	87,273,232

		Senegal — 0.2%

		Sovereign and Sovereign Agency Issuers — 0.2%

	7,100,000	Senegal Government International Bond, Reg S, 6.75%, due 03/13/48	5,086,706

Par Value†		Description	Value ($)
		Serbia — 0.3%

		Sovereign and Sovereign Agency Issuers — 0.3%

EUR	13,600,000	Serbia International Bond, Reg S, 2.05%, due 09/23/36	8,533,753

		South Africa — 4.2%

		Sovereign and Sovereign Agency Issuers — 4.2%

	9,520,000	Eskom Holdings SOC, Ltd., Reg S, 7.13%, due 02/11/25	8,907,150

	17,900,000	Eskom Holdings SOC, Ltd., Reg S, 8.45%, due 08/10/28	16,423,250

ZAR	165,550,000	Eskom Holdings SOC, Ltd., Zero Coupon, due 12/31/32	1,782,281

ZAR	441,200,000	Republic of South Africa Government International Bond, 6.50%, due 02/28/41	16,050,912

	67,000,000	Republic of South Africa Government International Bond, 5.75%, due 09/30/49	50,920,000

	18,500,000	Republic of South Africa Government International Bond, 7.30%, due 04/20/52	16,256,875

ZAR	22,200,000	Transnet SOC, Ltd., 13.50%, due 04/18/28	1,421,415

		Total South Africa	111,761,883

		Sri Lanka — 0.8%

		Sovereign and Sovereign Agency Issuers — 0.8%

	5,880,000	Sri Lanka Government International Bond, Reg S, 6.83%, due 07/18/26 (d)	1,812,877

	9,444,000	Sri Lanka Government International Bond, Reg S, 6.20%, due 05/11/27 (d)	2,881,459

	28,000,000	Sri Lanka Government International Bond, Reg S, 6.75%, due 04/18/28 (d)	8,370,250

	7,100,000	Sri Lanka Government International Bond, Reg S, 7.85%, due 03/14/29 (d)	2,120,238

	24,400,000	Sri Lanka Government International Bond, Reg S, 7.55%, due 03/28/30 (d)	7,301,700

		Total Sri Lanka	22,486,524

		SupraNational — 0.0%

		Sovereign and Sovereign Agency Issuers — 0.0%

TRY	213,500,000	International Finance Corp., Reg S, Zero Coupon, due 02/15/29	1,348,035

		Suriname — 0.8%

		Sovereign and Sovereign Agency Issuers — 0.8%

	13,600,000	Republic of Suriname, Reg S, 12.88%, due 12/30/23 (d)	10,714,250

	14,259,000	Republic of Suriname, Reg S, 9.25%, due 10/26/26 (d)	10,148,843

		Total Suriname	20,863,093

		Tajikistan — 0.2%

		Sovereign and Sovereign Agency Issuers — 0.2%

	9,274,000	Republic of Tajikistan International Bond, Reg S, 7.13%, due 09/14/27	6,200,828

GMO Emerging Country Debt Fund

(A Series of GMO Trust)

Schedule of Investments — (Continued)

(showing percentage of total net assets)

November 30, 2022 (Unaudited)

Par Value†		Description	Value ($)
		Trinidad And Tobago — 1.3%

		Sovereign and Sovereign Agency Issuers — 1.3%

	21,100,000	Heritage Petroleum Co., Ltd., 144A, 9.00%, due 08/12/29	22,023,125

	9,300,000	Telecommunications Services of Trinidad & Tobago Ltd, Reg S, 8.88%, due 10/18/29	8,009,625

	4,927,000	Trinidad Generation UnLtd., Reg S, 5.25%, due 11/04/27	4,707,749

		Total Trinidad And Tobago	34,740,499

		Tunisia — 1.1%

		Sovereign and Sovereign Agency Issuers — 1.1%

JPY	5,960,000,000	Banque Centrale de Tunisie SA, 4.30%, due 08/02/30 (c)	20,150,102

JPY	2,030,000,000	Banque Centrale de Tunisie SA, 4.20%, due 03/17/31 (c)	6,695,327

JPY	730,000,000	Banque Centrale de Tunisie SA, 3.50%, due 02/03/33	2,061,699

		Total Tunisia	28,907,128

		Turkey — 4.2%

		Sovereign and Sovereign Agency Issuers — 4.2%

	16,300,000	Istanbul Metropolitan Municipality, Reg S, 6.38%, due 12/09/25	14,275,744

	1,100,000	Istanbul Metropolitan Municipality, 144A, 10.75%, due 04/12/27	1,041,081

	18,702,000	Republic of Turkey, 6.00%, due 01/14/41	13,605,705

	123,313,000	Republic of Turkey, 5.75%, due 05/11/47	83,852,840

		Total Turkey	112,775,370

		Ukraine — 0.8%

		Sovereign and Sovereign Agency Issuers — 0.8%

EUR	3,100,000	NAK Naftogaz Ukraine via Kondor Finance Plc, Reg S, 7.13%, due 07/19/24 (c) (d)	612,913

	14,000,000	NAK Naftogaz Ukraine via Kondor Finance Plc, Reg S, 7.63%, due 11/08/26 (c) (d)	2,520,000

	5,500,000	NPC Ukrenergo, Reg S, 6.88%, due 11/09/28 (c) (d)	990,000

	7,400,000	State Agency of Roads of Ukraine, Reg S, 6.25%, due 06/24/30 (c) (d)	1,298,700

	6,519,000	Ukraine Government International Bond, Reg S, 7.75%, due 09/01/28 (c) (d)	1,522,186

	4,769,000	Ukraine Government International Bond, Reg S, 7.75%, due 09/01/29 (c) (d)	1,123,100

	3,800,000	Ukraine Government International Bond, Reg S, 9.75%, due 11/01/30 (c) (d)	907,962

	30,500,000	Ukraine Government International Bond, Reg S, 7.38%, due 09/25/34 (c) (d)	6,448,844

	24,300,000	Ukraine Government International Bond, Reg S, 7.25%, due 03/15/35 (c) (d)	5,046,806

Par Value†	Description	Value ($)

	Ukraine — continued

	Sovereign and Sovereign Agency Issuers — continued

200,000	Ukraine Railways Via Rail Capital Markets Plc, Reg S, 7.88%, due 07/15/26 (c)	39,288

	Total Ukraine	20,509,799

	United Arab Emirates — 1.7%

	Sovereign and Sovereign Agency Issuers — 1.7%

3,700,000	Abu Dhabi Crude Oil Pipeline LLC, Reg S, 4.60%, due 11/02/47	3,304,100

6,700,000	Abu Dhabi Government International Bond, Reg S, 3.13%, due 09/30/49	4,867,131

7,400,000	Abu Dhabi Government International Bond, Reg S, 2.70%, due 09/02/70	4,545,450

6,200,000	DAE Funding LLC, Reg S, 3.38%, due 03/20/28	5,417,250

15,900,000	Finance Department Government of Sharjah, Reg S, 4.00%, due 07/28/50	9,875,888

23,000,000	Finance Department Government of Sharjah, Reg S, 4.38%, due 03/10/51	14,875,250

2,700,000	MDGH GMTN (RSC) Ltd, 144A, 5.50%, due 04/28/33	2,831,625

	Total United Arab Emirates	45,716,694

	United States — 1.2%

	Asset-Backed Securities — 0.3%

837,579	CWHEQ Revolving Home Equity Loan Trust, Series 05-F, Class 2A, AMBAC, Variable Rate, 1 mo. LIBOR + 0.24%, 4.12%, due 12/15/35	796,364

270,315	CWHEQ Revolving Home Equity Loan Trust, Series 05-H, Class 2A, FGIC, Variable Rate, 1 mo. LIBOR + 0.24%, 4.12%, due 12/15/35	264,532

595,274	CWHEQ Revolving Home Equity Loan Trust, Series 06-D, Class 2A, XLCA, Variable Rate, 1 mo. LIBOR + 0.20%, 4.08%, due 05/15/36	560,429

6,631,086	Morgan Stanley IXIS Real Estate Capital Trust, Series 06-2, Class A3, Variable Rate, 1 mo. LIBOR + 0.15%, 4.19%, due 11/25/36	2,162,104

6,685,439	Morgan Stanley IXIS Real Estate Capital Trust, Series 06-2, Class A4, Variable Rate, 1 mo. LIBOR + 0.22%, 4.26%, due 11/25/36	2,181,125

3,474,091	Wamu Asset-Backed Certificates, Series 07-HE2, Class 2A4, Variable Rate, 1 mo. LIBOR + 0.36%, 4.40%, due 04/25/37	1,338,149

		7,302,703

	Corporate Debt — 0.0%

311,625	AMBAC Assurance Corp., 144A, 5.10%, due 12/31/99	432,380

GMO Emerging Country Debt Fund

(A Series of GMO Trust)

Schedule of Investments — (Continued)

(showing percentage of total net assets)

November 30, 2022 (Unaudited)

Par Value†	Description	Value ($)
	United States — continued

	U.S. Government — 0.9%

26,000,000	U.S. Treasury Note, 3.38%, due 08/15/42 (g)	23,785,938

	Total United States	31,521,021

	Uruguay — 0.6%

	Sovereign and Sovereign Agency Issuers — 0.6%

17,018,000	Uruguay Government International Bond, 5.10%, due 06/18/50	16,890,365

	Uzbekistan — 0.5%

	Sovereign and Sovereign Agency Issuers — 0.5%

6,200,000	Republic of Uzbekistan International Bond, Reg S, 3.70%, due 11/25/30	5,054,163

1,037,000	Uzbek Industrial & Construction Bank ATB, Reg S, 5.75%, due 12/02/24	942,244

8,100,000	Uzbekneftegaz JSC, Reg S, 4.75%, due 11/16/28	6,338,250

	Total Uzbekistan	12,334,657

	Venezuela — 1.4%

	Sovereign and Sovereign Agency Issuers — 1.4%

111,465,000	Electricidad de Caracas Finance BV, Reg S, 8.50%, due 04/10/18 (c) (d)	835,988

176,000,000	Petroleos de Venezuela SA, Reg S, 6.00%, due 05/16/24 (c) (d)	7,480,000

61,967,000	Petroleos de Venezuela SA, Reg S, 6.00%, due 11/15/26 (c) (d)	2,633,597

19,028,000	Venezuela Government International Bond, Reg S, 7.75%, due 10/13/19 (c) (d)	1,569,810

36,600,000	Venezuela Government International Bond, Reg S, 6.00%, due 12/09/20 (c) (d)	3,019,500

23,750,000	Venezuela Government International Bond, Reg S, 12.75%, due 08/23/22 (c) (d)	1,959,377

172,793,000	Venezuela Government International Bond, Reg S, 9.00%, due 05/07/23 (c) (d)	14,255,422

68,700,000	Venezuela Government International Bond, Reg S, 11.95%, due 08/05/31 (c) (d)	5,667,750

7,000,000	Venezuela Government International Bond, 9.38%, due 01/13/34 (c) (d)	577,500

	Total Venezuela	37,998,944

	Vietnam — 0.8%

	Sovereign and Sovereign Agency Issuers — 0.8%

18,358,000	Debt and Asset Trading Corp., Reg S, 1.00%, due 10/10/25	15,079,950

8,018,000	Socialist Republic of Vietnam, Series 30 Yr, Variable Rate, 6 mo. LIBOR + 0.81%, 6.02%, due 03/13/28 (c)	7,336,470

	Total Vietnam	22,416,420

Par Value†		Description	Value ($)
		Zambia — 0.5%

		Sovereign and Sovereign Agency Issuers — 0.5%

	2,900,000	Zambia Government International Bond, Reg S, 5.38%, due 09/20/22 (d)	1,218,000

	26,072,000	Zambia Government International Bond, Reg S, 8.97%, due 07/30/27 (d)	11,862,760

		Total Zambia	13,080,760

		TOTAL DEBT OBLIGATIONS (COST $3,632,270,251)	2,427,112,624

		LOAN ASSIGNMENTS — 1.3%

		Chad — 0.5%

	3,001,628	Glencore UK (Chad) Loan Agreement, Tranche A, Variable Rate, 3 mo. LIBOR + 2.00%, 6.78%, due 09/30/25 (c)	2,446,327

	13,947,501	Glencore UK (Chad) Loan Agreement, Tranche B, Variable Rate, 3 mo. LIBOR + 2.25%, 7.03%, due 12/31/27 (c)	9,344,826

		Total Chad	11,791,153

		Kenya — 0.1%

	2,458,335	Republic of Kenya Loan Agreement, 6 mo. LIBOR + 6.70%, 11.90%, due 04/10/25 (a)	2,252,410

		Turkey — 0.7%

	21,110,714	Meridiam Eastern Europe Investment S.à.r.l. Loan Agreement, 8.85%, due 06/23/28 (a)	19,771,029

		TOTAL LOAN ASSIGNMENTS (COST $38,942,358)	33,814,592

		LOAN PARTICIPATIONS — 0.8%

		Angola — 0.5%

	291,000	Republic of Angola Loan Agreement (Participation via Avenir II BV), Reg S, 6 mo. LIBOR + 4.50%, 9.70%, due 12/07/23 (c)	288,090

	8,742,857	Republic of Angola Loan Agreement (Participation via Avenir Issuer II Ireland DAC), Reg S, 6.93%, due 02/19/27 (c)	7,923,214

	5,133,334	Republic of Angola Loan Agreement (Participation with GE Capital EFS Financing, Inc), 7.50%, due 08/30/24 (c)	4,825,334

		Total Angola	13,036,638

		Egypt — 0.0%

CHF	353	Paris Club Loan Agreement (Participation with Standard Chartered Bank), Zero Coupon, due 01/03/24 (a)	321

GMO Emerging Country Debt Fund

(A Series of GMO Trust)

Schedule of Investments — (Continued)

(showing percentage of total net assets)

November 30, 2022 (Unaudited)

Par Value† / Shares		Description	Value ($)
		Iraq — 0.2%

EUR	615,808	Republic of Iraq Paris Club Loan Agreement (Participation with Credit Suisse), 4.50%, due 12/30/27 (c)	474,199

JPY	981,061,970	Republic of Iraq Paris Club Loan Agreement (Participation with Deutsche Bank), 2.57%, due 01/01/28 (c)	4,990,919

JPY	208,256,139	Republic of Iraq Paris Club Loan Agreement (Participation with Deutsche Bank), 2.57%, due 01/01/28 (c)	1,059,454

JPY	88,520,104	Republic of Iraq Paris Club Loan Agreement (Participation with Deutsche Bank), 2.57%, due 01/01/28 (c)	450,325

		Total Iraq	6,974,897

		Russia — 0.0%

EUR	76,893,500	Russian Foreign Trade Obligations (Participation with GML International Ltd.) (c) (d)	2

		Sudan — 0.1%

CHF	11,833,578	Republic of Sudan Loan Agreement, Tranche A (Participation via Abu Dhabi Investment Company) (c) (d)	1,250,576

CHF	5,155,077	Republic of Sudan Loan Agreement, Tranche B (Participation via Abu Dhabi Investment Company) (c) (d)	544,790

		Total Sudan	1,795,366

		TOTAL LOAN PARTICIPATIONS (COST $43,752,093)	21,807,224

		INVESTMENT FUNDS — 0.2%

		Colombia — 0.2%

	6,371,845	Bona Fide Investments Feeder LLC (a) (h)	6,753,722

		TOTAL INVESTMENT FUNDS (COST $6,371,845)	6,753,722

Par Value† / Shares		Description	Value ($)

		MUTUAL FUNDS — 2.5%

		United States — 2.5%

		Affiliated Issuers — 2.5%

	13,532,923	GMO U.S. Treasury Fund	67,393,959

		TOTAL MUTUAL FUNDS (COST $67,761,027)	67,393,959

		RIGHTS/WARRANTS — 0.3%

		Argentina — 0.2%

EUR	271,989,676	Republic of Argentina GDP Linked, Variable Rate, Expires 12/15/35 (i)	3,590,974

JPY	600,789,000	Republic of Argentina GDP Linked, Variable Rate, Expires 12/15/35 (a) (i)	27,600

		Total Argentina	3,618,574

		Ukraine — 0.1%

	11,746,000	Government of Ukraine GDP Linked, Variable Rate, Reg S, Expires 08/01/41 (c) (i)	3,459,931

		TOTAL RIGHTS/WARRANTS (COST $44,800,544)	7,078,505

		TOTAL INVESTMENTS — 96.1% (Cost $3,833,898,118)	2,563,960,626

		Other Assets and Liabilities (net) — 3.9%	104,459,047

		TOTAL NET ASSETS — 100.0%	$2,668,419,673

Additional information on each restricted security is as follows:

Issuer Description	Acquisition Date	Acquisition Cost	Value as a Percentage of Fund’s Net Assets	Value as of November 30, 2022

Bona Fide Investments Feeder LLC	12/31/21	$6,371,845	0.2%	$6,753,722

GTLK Europe Capital DAC, Reg S, 4.65%, due 03/10/27	04/30/20	6,673,134	0.0%	343,500

GTLK Europe Capital DAC, Reg S, 4.80%, due 02/26/28	03/12/21	5,336,810	0.0%	260,000

GTLK Europe Capital DAC, Reg S, 4.35%, due 02/27/29	01/26/22	5,861,462	0.0%	340,000

				$7,697,222

GMO Emerging Country Debt Fund

(A Series of GMO Trust)

Schedule of Investments — (Continued)

November 30, 2022 (Unaudited)

A summary of outstanding financial instruments at November 30, 2022 is as follows:

Bond Forward Contracts

Reference Entity	Counterparty	Notional Amount		Expiration Date	Net Unrealized Appreciation/ (Depreciation) ($)
Colombian TES	CITI	COP	78,000,000,000	12/01/22	746,165
Colombian TES	CITI	COP	101,950,000,000	12/06/22	924,233
Colombian TES	CITI	COP	59,980,000,000	12/06/22	202,358

					$1,872,756

Forward Currency Contracts

Settlement Date	Counterparty	Currency Sold		Currency Purchased		Net Unrealized Appreciation (Depreciation) ($)
01/12/2023	MSCI	COP	67,220,000,000	USD	14,408,598	580,680
02/21/2023	BOA	EUR	7,300,000	USD	7,664,667	20,591
12/02/2022	MSCI	USD	10,532,886	BRL	56,200,000	296,987
12/02/2022	GS	USD	3,196,745	BRL	17,000,000	79,196
02/28/2023	MSCI	ZAR	289,300,000	USD	16,765,086	146,474
12/02/2022	MSCI	BRL	56,200,000	USD	10,441,821	(388,052)
02/02/2023	MSCI	BRL	12,700,000	USD	2,329,762	(88,618)
02/02/2023	CITI	BRL	16,000,000	USD	2,945,161	(101,617)
12/02/2022	GS	BRL	17,000,000	USD	3,211,122	(64,818)
02/21/2023	DB	EUR	85,000,000	USD	88,542,095	(464,274)
02/21/2023	SSB	EUR	23,200,000	USD	24,127,072	(166,431)
02/21/2023	MSCI	GBP	35,811,000	USD	42,328,602	(938,915)
02/21/2023	CITI	GBP	4,000,000	USD	4,830,406	(2,468)
01/17/2023	MSCI	JPY	1,308,600,000	USD	9,003,561	(530,885)
01/17/2023	SSB	JPY	3,800,000,000	USD	27,167,696	(519,064)
01/12/2023	MSCI	PEN	36,200,000	USD	9,015,785	(389,231)

						$(2,530,445)

Reverse Repurchase Agreements

Average balance outstanding	$(4,305,840)

Average interest rate (net)	1.04%

Maximum balance outstanding	$(12,778,500)

Average balance outstanding was calculated based on daily face value balances outstanding during the period that the Fund had entered into reverse repurchase agreements. Average interest rate was calculated based on interest received and/or paid during the period that the Fund had entered into the reverse repurchase agreements.

GMO Emerging Country Debt Fund

(A Series of GMO Trust)

Schedule of Investments — (Continued)

November 30, 2022 (Unaudited)

Credit Linked Options

Principal / Notional Amount			Expiration Date	Description	Premiums Paid/ (Received) ($)	Value ($)

Put Sold	USD	7,946,000	01/24/2024	Republic of Philippines Credit Linked Put Option, Fund receives premium of 0.25% (OTC) (CP-DB) (a)	(147,322)	24,395

Put Sold	USD	41,197,000	04/15/2024	Banco do Brasil Credit Linked Put Option, Fund receives premium of 0.30% (OTC) (CP-DB) (a)	(1,327,119)	112,965

Put Sold	USD	81,200,000	04/15/2024	Banco do Brasil Credit Linked Put Option, Fund receives premium of 0.44% (OTC) (CP-DB) (a)	(4,382,889)	95,601

					$(5,857,330)	$232,961

Swap Contracts

Centrally Cleared Credit Default Swaps

Reference Entity	Notional Amount		Annual Premium	Implied Credit Spread (1)	Maximum Potential Amount of Future Payments by the Fund Under the Contract (2)	Expiration Date	Periodic Payment Frequency	Premiums Paid/ (Received) ($)	Value ($)	Net Unrealized Appreciation/ (Depreciation) ($)
Buy Protection^:
CDX.EM.38.V1	USD	116,100,000	1.00%	2.27%	N/A	12/20/2027	Quarterly	$11,377,800	$6,317,930	$(5,059,870)

OTC Credit Default Swaps

Reference Entity	Counterparty	Notional Amount		Annual Premium	Implied Credit Spread (1)	Maximum Potential Amount of Future Payments by the Fund Under the Contract (2)	Expiration Date	Periodic Payment Frequency	Premiums Paid/ (Received) ($)	Value ($)	Net Unrealized Appreciation/ (Depreciation) ($)
Buy Protection^:
Republic of Ghana	JPM	USD	3,000,000	5.00%	314.17%	N/A	06/20/2023	Quarterly	(91,227)	1,768,860	1,860,087
Republic of Ghana	JPM	USD	3,000,000	5.00%	314.17%	N/A	06/20/2023	Quarterly	(91,022)	1,768,860	1,859,882
Republic of Ghana	JPM	USD	3,000,000	5.00%	314.17%	N/A	06/20/2023	Quarterly	300,000	1,768,860	1,468,860
Republic of Nigeria	JPM	USD	9,100,000	5.00%	5.16%	N/A	12/20/2023	Quarterly	182,831	14,659	(168,172)
Republic of Ghana	JPM	USD	6,100,000	5.00%	191.53%	N/A	06/20/2024	Quarterly	47,726	3,960,865	3,913,139
Petrobras Global Finance BV	CITI	USD	40,600,000	1.00%	1.35%	N/A	12/20/2024	Quarterly	644,565	277,047	(367,518)
Republic of Brazil	CITI	USD	14,000,000	1.00%	1.18%	N/A	12/20/2024	Quarterly	128,035	48,419	(79,616)
Republic of Colombia	CITI	USD	45,000,000	1.00%	1.67%	N/A	12/20/2024	Quarterly	667,284	589,391	(77,893)
Republic of South Africa	BCLY	USD	37,800,000	1.00%	1.24%	N/A	12/20/2024	Quarterly	718,543	180,240	(538,303)
Republic of Turkey	BCLY	USD	14,000,000	1.00%	4.52%	N/A	12/20/2024	Quarterly	1,744,254	924,213	(820,041)
Commonwealth of Bahamas	DB	EUR	23,501,331	1.00%	5.62%	N/A	06/20/2025	Quarterly	2,918,259	1,548,546	(1,369,713)
Kingdom of Bahrain	MORD	USD	6,000,000	1.00%	2.41%	N/A	12/20/2027	Quarterly	546,195	366,812	(179,383)
Republic of Colombia	CITI	USD	4,900,000	1.00%	2.86%	N/A	12/20/2027	Quarterly	395,462	392,751	(2,711)
Republic of South Africa	GS	USD	54,200,000	1.00%	2.42%	N/A	12/20/2027	Quarterly	4,676,926	3,361,946	(1,314,980)
Republic of Turkey	MORD	USD	23,500,000	1.00%	5.22%	N/A	12/20/2027	Quarterly	5,716,848	3,927,315	(1,789,533)
United States of Mexico	MORD	USD	16,200,000	1.00%	1.28%	N/A	12/20/2027	Quarterly	497,689	204,621	(293,068)
United States of Mexico	GS	USD	16,200,000	1.00%	1.63%	N/A	06/20/2029	Quarterly	1,287,609	570,326	(717,283)
United States of Mexico	GS	USD	16,200,000	1.00%	1.93%	N/A	09/20/2031	Quarterly	2,138,931	1,061,518	(1,077,413)

GMO Emerging Country Debt Fund

(A Series of GMO Trust)

Schedule of Investments — (Continued)

November 30, 2022 (Unaudited)

Swap Contracts — continued

OTC Credit Default Swaps — continued

Reference Entity	Counterparty	Notional Amount		Annual Premium	Implied Credit Spread (1)	Maximum Potential Amount of Future Payments by the Fund Under the Contract (2)	Expiration Date	Periodic Payment Frequency	Premiums Paid/ (Received) ($)	Value ($)	Net Unrealized Appreciation/ (Depreciation) ($)
Sell Protection^:
Commonwealth of Bahamas	DB	USD	2,787,000	1.00%	4.30%	2,787,000 USD	06/20/2023	Quarterly	(508,123)	(49,793)	458,330
Commonwealth of Bahamas	DB	USD	5,675,000	1.00%	4.30%	5,675,000 USD	06/20/2023	Quarterly	(1,017,200)	(101,390)	915,810
Commonwealth of Bahamas	DB	USD	31,567,771	1.00%	5.61%	31,567,771 USD	06/20/2025	Quarterly	(3,380,251)	(1,947,542)	1,432,709

									$17,523,334	$20,636,524	$3,113,190

^

Buy Protection - Fund pays a premium and buys credit protection. If a credit event occurs the Fund will, depending on the terms of the particular swap contract, either (i) receive from the seller of protection an amount equal to the notional amount of the swap and deliver the referenced obligation or underlying securities comprising the referenced index or (ii) receive a net settlement amount in the form of cash or securities equal to the notional amount of the swap less the recovery value of the referenced obligation or underlying securities comprising the referenced index.

Sell Protection - Fund receives a premium and sells credit protection. If a credit event occurs the Fund will, depending on the terms of the particular swap contract, either (i) pay to the buyer of protection an amount equal to the notional amount of the swap and take delivery of the referenced obligation or underlying securities comprising the referenced index or (ii) pay a net settlement amount in the form of cash or securities equal to the notional amount of the swap less the recovery value of the referenced obligation or underlying securities comprising the referenced index.

(1)

As of November 30, 2022, implied credit spreads in absolute terms, calculated using a model, and utilized in determining the market value of credit default swap contracts on the reference security, serve as an indicator of the current status of the payment/performance risk and reflect the likelihood or risk of default for the reference entity. The implied credit spread of a particular referenced entity reflects the cost of buying/selling protection. Wider (i.e. higher) credit spreads represent a deterioration of the referenced entity’s credit soundness and a greater likelihood or risk of default or other credit event occurring as defined under the terms of the contract.

(2)	The maximum potential amount the Fund could be required to pay as a seller of credit protection if a credit event occurs as defined under the terms of that particular swap contract.

Centrally Cleared Interest Rate Swaps

Fund Pays	Fund Receives	Notional Amount		Expiration Date	Periodic Payment Frequency	Premiums Paid/ (Received) ($)	Value ($)	Net Unrealized Appreciation/ (Depreciation) ($)
BRL-CDI	13.5%	BRL	1,718,748,897	01/02/2025	At Maturity	(571,684)	3,255,320	3,827,004
0.30%	JPY-TONA-OIS-COMPOUND	JPY	9,270,000,000	12/21/2027	Semi-Annually	(67,598)	91,266	158,864
USD - SOFR - COMPOUND	4.01%	USD	33,900,000	12/21/2027	Semi-Annually	—	676,125	676,125
0.58%	JPY-TONA-OIS-COMPOUND	JPY	4,710,000,000	12/21/2032	Semi-Annually	(108,339)	202,712	311,051
2.80%	6 Month EURIBOR	EUR	12,200,000	03/16/2033	Semi-Annually	(10,410)	(138,554)	(128,144)
2.85%	GBP - SONIA - COMPOUND	GBP	22,000,000	03/15/2053	Annually	92,273	512,867	420,594
2.30%	6 Month EURIBOR	EUR	30,200,000	03/19/2053	Semi-Annually	(91,667)	(1,529,217)	(1,437,550)

						$(757,425)	$3,070,519	$3,827,944

As of November 30, 2022, for the above contracts and/or agreements, the Fund had sufficient cash and/or securities to cover commitments or collateral requirements, if any, of the relevant broker or exchange.

Notes to Schedule of Investments:

†	Denominated in U.S. Dollar, unless otherwise indicated.

(a)

Investment valued at fair value using methods determined in good faith by the Trustees of GMO Trust or persons acting at their direction pursuant to procedures approved by the Trustees. Investment valued using significant unobservable inputs.

(b)	Security is backed by U.S. Treasury Bonds.

(c)	Investment valued using significant unobservable inputs.

(d)	Security is in default.

(e)	Security is backed by the United States International Development Finance Corporation.
(f)	The security is restricted as to resale.

(g)

All or a portion of this security has been pledged to cover margin requirements on futures and/or cleared swap contracts, collateral on OTC swap contracts, forward currency contracts, and/or written options, if any.

(h)	Private placement security; restricted as to resale. Represents investment in a pool of constitutional obligations of the Colombian government owed to individuals.

(i)	Indexed security in which price and/or coupon is linked to the price of a specific instrument or financial statistic.

The rates shown on variable rate notes are the current interest rates at November 30, 2022, which are subject to change based on the terms of the security.

GMO Emerging Country Debt Fund

(A Series of GMO Trust)

Schedule of Investments — (Continued)

November 30, 2022 (Unaudited)

Portfolio Abbreviations:

144A - Securities exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be resold in transactions exempt from registration, normally to qualified institutional investors.

AMBAC - Insured as to the payment of principal and interest by AMBAC Assurance Corporation.

CDI - Certificado de Deposito Interbancario

CJSC - Closed Joint-Stock Company

EURIBOR - Euro Interbank Offered Rate

FGIC - Insured as to the payment of principal and interest by Financial Guaranty Insurance Corporation.

GDP - Gross Domestic Product

GMTN - Global Medium Term Note

JSC - Joint-Stock Company

LIBOR - London Interbank Offered Rate

OJSC - Open Joint-Stock Company

OTC - Over-the-Counter

Reg S - Security exempt from registration under Regulation S of the Securities Act of 1933, which exempts from registration securities offered and sold outside the United States. Security may not be offered or sold in the United States except pursuant to an exemption from, or in a transaction not subject to, the registration requirements of the Securities Act of 1933.

SOFR - Secured Overnight Financing Rate

SONIA - Sterling Overnight Interbank Average Rate

TONA - Tokyo Overnight Average Rate

XLCA - Insured as to the payment of principal and interest by XL Capital Assurance.

Counterparty Abbreviations:

BCLY - Barclays Bank PLC

BOA - Bank of America, N.A.

CITI - Citibank N.A.

DB - Deutsche Bank AG

GS - Goldman Sachs International

JPM - JPMorgan Chase Bank, N.A.

MORD - Morgan Stanley Capital Services LLC

MSCI - Morgan Stanley & Co. International PLC

SSB - State Street Bank and Trust Company

Currency Abbreviations:

BRL - Brazil Real

CHF - Switzerland Franc

COP - Colombia Peso

EUR - Euro

GBP - United Kingdom Pound

JPY - Japan Yen

PEN - Peru Nuevo Sol

TRY - Turkish Lira

USD - United States Dollar

ZAR - South Africa Rand

GMO High Yield Fund

(A Series of GMO Trust)

Schedule of Investments

(showing percentage of total net assets)

November 30, 2022 (Unaudited)

Par Value†	Description	Value ($)

	DEBT OBLIGATIONS — 52.6%

	Corporate Debt — 13.0%

	Australia — 0.8%

2,625,000	FMG Resources August 2006 Pty. Ltd., 144A, 4.38%, due 04/01/31	2,211,562

	United Kingdom — 0.7%

190,000	Jaguar Land Rover Automotive Plc, 144A, 5.63%, due 02/01/23	188,145

1,020,000	Virgin Media Secured Finance Plc, 144A, 5.50%, due 05/15/29	942,337

1,000,000	Virgin Media Secured Finance Plc, 144A, 4.50%, due 08/15/30	835,131

	Total United Kingdom	1,965,613

	United States — 11.5%

325,000	Apache Corp., 5.35%, due 07/01/49	257,140

125,000	Bath & Body Works, Inc., 6.88%, due 11/01/35	113,125

740,000	Booz Allen Hamilton, Inc., 144A, 3.88%, due 09/01/28	666,918

1,000,000	Booz Allen Hamilton, Inc., 144A, 4.00%, due 07/01/29	886,630

3,750,000	CCO Holdings LLC / CCO Holdings Capital Corp., 144A, 4.75%, due 03/01/30	3,223,961

1,375,000	Centene Corp., 2.63%, due 08/01/31	1,081,052

250,000	Cogent Communications Group, Inc., 144A, 3.50%, due 05/01/26	226,100

748,000	CoreCivic, Inc., 8.25%, due 04/15/26	764,118

1,500,000	Crown Americas LLC, 144A, 5.25%, due 04/01/30	1,387,500

400,000	Enact Holdings, Inc., 144A, 6.50%, due 08/15/25	388,892

1,125,000	FirstEnergy Corp., 4.40%, due 07/15/27	1,060,898

125,000	Fluor Corp., 4.25%, due 09/15/28	113,755

670,000	Hexcel Corp., 4.20%, due 02/15/27	623,511

1,625,000	Icahn Enterprises LP / Icahn Enterprises Finance Corp., 4.38%, due 02/01/29	1,367,031

1,975,000	Iron Mountain Information Management Services, Inc., 144A, 5.00%, due 07/15/32	1,668,855

500,000	KB Home, 4.80%, due 11/15/29	432,500

625,000	Ladder Capital Finance Holdings LLLP / Ladder Capital Finance Corp., 144A, 4.25%, due 02/01/27	545,313

1,500,000	Ladder Capital Finance Holdings LLLP / Ladder Capital Finance Corp., 144A, 4.75%, due 06/15/29	1,226,390

1,625,000	Mattel, Inc., 144A, 3.38%, due 04/01/26	1,492,254

750,000	Molina Healthcare, Inc., 144A, 3.88%, due 05/15/32	632,813

625,000	Murphy Oil USA, Inc., 144A, 3.75%, due 02/15/31	511,351

262,000	New Fortress Energy, Inc., 144A, 6.75%, due 09/15/25	255,903

1,500,000	New Fortress Energy, Inc., 144A, 6.50%, due 09/30/26	1,449,682

Par Value†	Description	Value ($)

	Corporate Debt — continued

	United States — continued

1,125,000	Newell Brands, Inc., 5.63%, due 04/01/36	962,944

812,000	Occidental Petroleum Corp., 8.50%, due 07/15/27	885,080

850,000	OneMain Finance Corp., 6.13%, due 03/15/24	829,005

250,000	OneMain Finance Corp., 6.88%, due 03/15/25	242,824

875,000	OneMain Finance Corp., 7.13%, due 03/15/26	847,696

375,000	OneMain Finance Corp., 6.63%, due 01/15/28	344,813

1,750,000	PDC Energy, Inc., 5.75%, due 05/15/26	1,671,547

836,000	PG&E Corp., 5.00%, due 07/01/28	771,302

750,000	PG&E Corp., 5.25%, due 07/01/30	679,114

375,000	Prime Security Services Borrower LLC / Prime Finance, Inc., 144A, 5.75%, due 04/15/26	371,250

800,000	Spirit AeroSystems, Inc., 3.85%, due 06/15/26	715,012

171,875	Spirit Loyalty Cayman Ltd. / Spirit IP Cayman Ltd., 144A, 8.00%, due 09/20/25	173,800

378,125	Spirit Loyalty Cayman Ltd. / Spirit IP Cayman Ltd., 144A, 8.00%, due 09/20/25	383,264

203,548	Transocean Guardian Ltd., 144A, 5.88%, due 01/15/24	198,274

565,000	Western Midstream Operating LP, 3.35%, due 02/01/25	541,558

1,375,000	Western Midstream Operating LP, 3.95%, due 06/01/25	1,316,562

	Total United States	31,309,737

	Total Corporate Debt	35,486,912

	U.S. Government — 39.6%

45,000,000	U.S. Treasury Note, 0.13%, due 12/31/22 (a)	44,857,612

3,480,000	U.S. Treasury Note, Variable Rate, USBM + 0.03%, 4.36%, due 07/31/23	3,482,410

54,000,000	U.S. Treasury Note, Variable Rate, USBM - 0.08%, 4.26%, due 04/30/24	53,905,237

6,000,000	U.S. Treasury Note, Variable Rate, USBM + 0.04%, 4.37%, due 07/31/24 (a)	5,992,351

	Total U.S. Government	108,237,610

	TOTAL DEBT OBLIGATIONS (COST $145,760,352)	143,724,522

	SHORT-TERM INVESTMENTS — 57.1%

	Repurchase Agreements — 22.3%

60,999,418	Nomura Securities International, Inc. Repurchase Ageement, dated 11/30/22, maturing on 12/01/22 with a maturity value of $61,005,857 and an effective yield of 3.80%, collateralized by a U.S. Treasury Note with maturity date 11/30/24 and a market value of $62,244,266.	60,999,418

GMO High Yield Fund

(A Series of GMO Trust)

Schedule of Investments — (Continued)

(showing percentage of total net assets)

November 30, 2022 (Unaudited)

	Par Value† / Shares	Description	Value ($)

		U.S. Government — 2.9%

	8,000,000	U.S. Treasury Bill, 0.01%, due 12/01/22 (b)	8,000,000

		U.S. Government Agency — 3.6%

	10,000,000	Federal Home Loan Banks, Variable Rate, SOFR + 0.03%, 3.84%, due 12/02/22	9,999,999

		Sovereign and Sovereign Agency Issuers — 27.3%

JPY	2,104,000,000	Japan Treasury Discount Bill, Zero Coupon, due 02/06/23	15,240,002

JPY	8,182,000,000	Japan Treasury Discount Bill, Zero Coupon, due 02/27/23	59,268,408

		Total Sovereign and Sovereign Agency Issuers	74,508,410

		Money Market Funds — 1.0%

	2,626,002	State Street Institutional Treasury Money Market Fund – Premier Class, 3.49% (c)	2,626,002

		TOTAL SHORT-TERM INVESTMENTS (COST $154,197,353)	156,133,829

		TOTAL INVESTMENTS — 109.7% (Cost $299,957,705)	299,858,351

		Other Assets and Liabilities (net) — (9.7)%	(26,582,563)

		TOTAL NET ASSETS — 100.0%	$273,275,788

A summary of outstanding financial instruments at November 30, 2022 is as follows:

Forward Currency Contracts

Settlement Date	Counter- party	Currency Sold		Currency Purchased		Net Unrealized Appreciation (Depreciation) ($)
02/06/2023	MSCI	JPY	2,104,000,000	USD	14,476,220	(893,789)
02/27/2023	DB	JPY	8,182,000,000	USD	59,261,942	(682,443)

						$(1,576,232)

Futures Contracts

Number of Contracts +	Type	Expiration Date	Notional Amount ($)	Value/Net Unrealized Appreciation (Depreciation) ($)
Buys
41	U.S. Treasury Note 10 Yr. (CBT)	March 2023	4,653,500	31,018
9	U.S. Treasury Note 2 Yr. (CBT)	March 2023	1,848,234	5,765
108	U.S. Treasury Note 5 Yr. (CBT)	March 2023	11,725,594	69,219

			$18,227,328	$106,002

Sales
4	U.S. Long Bond (CBT)	March 2023	508,000	(1,646)
1	U.S. Ultra Bond (CBT)	March 2023	136,281	(262)

			$644,281	$(1,908)

+	Buys - Fund is long the futures contract.
Sales - Fund is short the futures contract.

Swap Contracts

Centrally Cleared Credit Default Swaps

Reference Entity	Notional Amount		Annual Premium	Implied Credit Spread (1)	Maximum Potential Amount of Future Payments by the Fund Under the Contract (2)	Expiration Date	Periodic Payment Frequency	Premiums Paid/ (Received) ($)	Value ($)	Net Unrealized Appreciation/ (Depreciation) ($)
Sell Protection^:
CDX.NA.HYS.39.V1	USD	29,370,000	5.00%	4.53%	29,370,000 USD	12/20/2027	Quarterly	$(1,284,938)	$551,892	$1,836,830

^

Buy Protection - Fund pays a premium and buys credit protection. If a credit event occurs the Fund will, depending on the terms of the particular swap contract, either (i) receive from the seller of protection an amount equal to the notional amount of the swap and deliver the referenced obligation or underlying securities comprising the referenced index or (ii) receive a net settlement amount in the form of cash or securities equal to the notional amount of the swap less the recovery value of the referenced obligation or underlying securities comprising the referenced index.

Sell Protection - Fund receives a premium and sells credit protection. If a credit event occurs the Fund will, depending on the terms of the particular swap contract, either (i) pay to the buyer of protection an amount equal to the notional amount of the swap and take delivery of the referenced obligation or underlying securities comprising the referenced index or (ii) pay a net settlement amount in the form of cash or securities equal to the notional amount of the swap less the recovery value of the referenced obligation or underlying securities comprising the referenced index.

GMO High Yield Fund

(A Series of GMO Trust)

Schedule of Investments — (Continued)

November 30, 2022 (Unaudited)

(1)

As of November 30, 2022, implied credit spreads in absolute terms, calculated using a model, and utilized in determining the market value of credit default swap contracts on the reference security, serve as an indicator of the current status of the payment/performance risk and reflect the likelihood or risk of default for the reference entity. The implied credit spread of a particular referenced entity reflects the cost of buying/selling protection. Wider (i.e. higher) credit spreads represent a deterioration of the referenced entity’s credit soundness and a greater likelihood or risk of default or other credit event occurring as defined under the terms of the contract.

(2)	The maximum potential amount the Fund could be required to pay as a seller of credit protection if a credit event occurs as defined under the terms of that particular swap contract.

OTC Total Return Swaps

Fund Pays	Fund Receives	Counterparty	Notional Amount		Expiration Date	Periodic Payment Frequency	Premiums Paid/ (Received) ($)	Value ($)	Net Unrealized Appreciation/ (Depreciation) ($)
SOFR	Total Return on iShares iBoxx High Yield Corporate Bond ETF	BCLY	USD	2,236,000	12/20/2022	Quarterly	(39)	(48,762)	(48,723)
SOFR	Total Return on iShares iBoxx High Yield Corporate Bond ETF	BCLY	USD	33,800,000	12/20/2022	Quarterly	(35,187)	1,778,220	1,813,407
SOFR	Total Return on iShares iBoxx High Yield Corporate Bond ETF	GS	USD	59,921,000	12/20/2022	Quarterly	(151)	1,484,806	1,484,957
SOFR	Total Return on iShares iBoxx High Yield Corporate Bond ETF	BCLY	USD	30,320,000	03/20/2023	Quarterly	641	594,121	593,480
SOFR	Total Return on iShares iBoxx High Yield Corporate Bond ETF	MSCI	USD	73,200,000	03/20/2023	Quarterly	(2,739)	1,705,153	1,707,892

							$(37,475)	$5,513,538	$5,551,013

As of November 30, 2022, for the above contracts and/or agreements, the Fund had sufficient cash and/or securities to cover commitments or collateral requirements, if any, of the relevant broker or exchange.

Notes to Schedule of Investments:

†	Denominated in U.S. Dollar, unless otherwise indicated.

(a)

All or a portion of this security has been pledged to cover margin requirements on futures and/or cleared swap contracts, collateral on OTC swap contracts, forward currency contracts, and/or written options, if any.

(b)	The rate shown represents yield-to-maturity.

(c)	The rate disclosed is the 7 day net yield as of November 30, 2022.

The rates shown on variable rate notes are the current interest rates at November 30, 2022, which are subject to change based on the terms of the security.

Portfolio Abbreviations:

144A - Securities exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be resold in transactions exempt from registration, normally to qualified institutional investors.

ETF - Exchange-Traded Fund

SOFR - Secured Overnight Financing Rate

USBM - U.S. Treasury 3 Month Bill Money Market Yield

Counterparty Abbreviations:

BCLY - Barclays Bank PLC

DB - Deutsche Bank AG

GS - Goldman Sachs International

MSCI - Morgan Stanley & Co. International PLC

Currency Abbreviations:

JPY - Japan Yen

USD - United States Dollar

GMO Multi-Sector Fixed Income Fund

(A Series of GMO Trust)

Schedule of Investments

(showing percentage of total net assets)

November 30, 2022 (Unaudited)

Par Value†	Description	Value ($)

	DEBT OBLIGATIONS — 53.9%

	Australia — 0.2%

	Corporate Debt

250,000	National Australia Bank Ltd., 2.50%, due 07/12/26	231,535

	Canada — 0.2%

	Corporate Debt

200,000	National Bank of Canada, Variable Rate, 0.55%, due 11/15/24	190,786

	Germany — 0.5%

	Corporate Debt

400,000	Deutsche Bank AG, Variable Rate, 3.96%, due 11/26/25	378,346

200,000	Deutsche Bank AG, Variable Rate, 3.55%, due 09/18/31	158,983

	Total Germany	537,329

	Japan — 1.1%

	Corporate Debt

300,000	Mitsubishi UFJ Financial Group, Inc., Variable Rate, 4.08%, due 04/19/28	283,523

200,000	Mitsubishi UFJ Financial Group, Inc., Variable Rate, 4.32%, due 04/19/33	183,026

200,000	Mizuho Financial Group, Inc., 4.02%, due 03/05/28	186,080

250,000	Mizuho Financial Group, Inc., Variable Rate, 4.25%, due 09/11/29	230,557

250,000	Takeda Pharmaceutical Co. Ltd., 5.00%, due 11/26/28	250,069

	Total Japan	1,133,255

	Netherlands — 0.3%

	Corporate Debt

350,000	ING Groep NV, Variable Rate, 2.73%, due 04/01/32	278,179

	Spain — 0.2%

	Corporate Debt

200,000	Banco Bilbao Vizcaya Argentaria SA, Variable Rate, 6.14%, due 09/14/28	199,797

	United Kingdom — 3.9%

	Corporate Debt

200,000	Barclays Plc, Variable Rate, 5.50%, due 08/09/28	193,664

200,000	Barclays Plc, Variable Rate, 4.97%, due 05/16/29	187,597

300,000	Barclays Plc, Variable Rate, 2.89%, due 11/24/32	229,136

300,000	BAT Capital Corp., 4.39%, due 08/15/37	236,310

250,000	British Telecommunications Plc, 5.13%, due 12/04/28	245,370

Par Value†	Description	Value ($)

	United Kingdom — continued

	Corporate Debt — continued

200,000	CNH Industrial NV, 4.50%, due 08/15/23	198,569

200,000	HSBC Holdings Plc, Variable Rate, 2.25%, due 11/22/27	172,390

200,000	HSBC Holdings Plc, Variable Rate, 4.58%, due 06/19/29	184,142

500,000	HSBC Holdings Plc, Variable Rate, 3.97%, due 05/22/30	437,092

250,000	Lloyds Banking Group Plc, Variable Rate, 3.75%, due 03/18/28	228,358

200,000	Lloyds Banking Group Plc, 4.55%, due 08/16/28	187,599

250,000	Mead Johnson Nutrition Co., 4.13%, due 11/15/25	246,439

250,000	Natwest Group Plc, Variable Rate, 3.07%, due 05/22/28	221,321

200,000	Natwest Group Plc, Variable Rate, 4.89%, due 05/18/29	188,296

200,000	NatWest Group Plc, Variable Rate, 4.52%, due 06/25/24	197,910

150,000	RELX Capital Inc, 4.00%, due 03/18/29	140,940

300,000	Reynolds American, Inc., 5.70%, due 08/15/35	276,956

250,000	Reynolds American, Inc., 6.15%, due 09/15/43	224,589

	Total United Kingdom	3,996,678

	United States — 47.5%

	Asset-Backed Securities — 18.1%

3,380,000	Citigroup Commercial Mortgage Trust, 144A, 3.90%, due 05/10/36	3,328,894

6,400,000	Federal National Mortgage Association, TBA, 2.50%, due 12/16/35	5,912,972

1,600,000	Federal National Mortgage Association, TBA, 2.00%, due 12/13/52	1,317,813

2,300,000	Federal National Mortgage Association, TBA, 2.50%, due 12/13/52	1,967,398

3,400,000	Federal National Mortgage Association, TBA, 3.00%, due 12/13/52	3,008,830

3,500,000	GNMA II TBA, 3.00%, due 12/20/52	3,160,762

		18,696,669

	Corporate Debt — 18.2%

550,000	AbbVie, Inc., 4.50%, due 05/14/35	521,008

250,000	AES Corp. (The), 1.38%, due 01/15/26	222,088

250,000	Aircastle Ltd., 4.13%, due 05/01/24	241,226

200,000	Aircastle Ltd., 4.25%, due 06/15/26	186,439

250,000	Albemarle Corp., 4.65%, due 06/01/27	245,057

250,000	Albemarle Corp., 5.05%, due 06/01/32	240,263

250,000	Altria Group, Inc., 5.80%, due 02/14/39	231,770

150,000	Altria Group, Inc., 5.95%, due 02/14/49	133,226

350,000	Altria Group, Inc., 4.00%, due 02/04/61	232,714

150,000	Amcor Finance USA, Inc., 3.63%, due 04/28/26	142,114

GMO Multi-Sector Fixed Income Fund

(A Series of GMO Trust)

Schedule of Investments — (Continued)

(showing percentage of total net assets)

November 30, 2022 (Unaudited)

Par Value†	Description	Value ($)

	United States — continued

	Corporate Debt — continued

200,000	American Financial Group, Inc., 4.50%, due 06/15/47	161,071

300,000	Amgen, Inc., 2.77%, due 09/01/53	186,106

250,000	Amgen, Inc., 4.40%, due 02/22/62	204,742

150,000	AutoZone, Inc., 4.00%, due 04/15/30	140,267

100,000	Baxalta, Inc., 5.25%, due 06/23/45	95,097

150,000	Biogen, Inc., 2.25%, due 05/01/30	123,744

250,000	Block Financial LLC, 3.88%, due 08/15/30	220,260

300,000	Broadcom, Inc., 144A, 3.42%, due 04/15/33	243,759

150,000	Broadcom, Inc., 144A, 4.93%, due 05/15/37	131,624

300,000	Cardinal Health, Inc., 4.37%, due 06/15/47	236,937

250,000	Carlisle Cos., Inc., 3.75%, due 12/01/27	234,381

300,000	Carlisle Cos., Inc., 2.75%, due 03/01/30	250,978

400,000	Carrier Global Corp., 2.72%, due 02/15/30	341,286

250,000	CF Industries, Inc., 5.15%, due 03/15/34	238,464

300,000	CF Industries, Inc., 5.38%, due 03/15/44	275,941

200,000	Charter Communications Operating LLC / Charter Communications Operating Capital, 5.38%, due 04/01/38	171,105

100,000	Charter Communications Operating LLC / Charter Communications Operating Capital, 6.83%, due 10/23/55	95,757

150,000	Cheniere Corpus Christi Holdings LLC, 7.00%, due 06/30/24	152,085

400,000	Cheniere Corpus Christi Holdings LLC, 5.13%, due 06/30/27	400,541

250,000	Cigna Corp., 3.88%, due 10/15/47	197,545

150,000	Cigna Corp., 4.90%, due 12/15/48	138,478

450,000	CNH Industrial Capital LLC, 1.95%, due 07/02/23	441,067

100,000	Constellation Energy Generation LLC, 5.60%, due 06/15/42	97,687

350,000	Corning, Inc., 5.45%, due 11/15/79	311,002

200,000	DCP Midstream Operating LP, 5.63%, due 07/15/27	199,192

500,000	Devon Energy Corp., 5.60%, due 07/15/41	483,135

200,000	Dick’s Sporting Goods, Inc., 4.10%, due 01/15/52	135,574

650,000	Elevance Health, Inc., 2.38%, due 01/15/25	619,391

100,000	Eli Lilly & Co., 3.38%, due 03/15/29	94,951

150,000	Eli Lilly & Co., 4.15%, due 03/15/59	133,497

150,000	Gilead Sciences, Inc., 4.00%, due 09/01/36	133,640

250,000	GLP Capital LP / GLP Financing II, Inc., 5.38%, due 04/15/26	242,347

150,000	GLP Capital LP / GLP Financing II, Inc., 5.75%, due 06/01/28	144,954

250,000	GLP Capital LP / GLP Financing II, Inc., 4.00%, due 01/15/31	212,457

250,000	GSK Consumer Healthcare Capital U.S. LLC, 3.38%, due 03/24/29	226,490

200,000	HF Sinclair Corp., 5.88%, due 04/01/26	201,262

Par Value†	Description	Value ($)

	United States — continued

	Corporate Debt — continued

200,000	Host Hotels & Resorts LP, 3.38%, due 12/15/29	169,161

450,000	Host Hotels & Resorts LP, 3.50%, due 09/15/30	375,605

150,000	International Business Machines Corp., 3.43%, due 02/09/52	108,786

200,000	Johnson & Johnson, 3.63%, due 03/03/37	180,178

168,000	Keurig Dr Pepper, Inc., 4.42%, due 05/25/25	167,987

150,000	Kirby Corp., 4.20%, due 03/01/28	136,261

150,000	L3Harris Technologies, Inc., 4.40%, due 06/15/28	144,985

350,000	Las Vegas Sands Corp., 3.50%, due 08/18/26	319,813

250,000	Lowe’s Cos., Inc., 5.80%, due 09/15/62	247,726

300,000	Marathon Oil Corp., 5.20%, due 06/01/45	264,955

400,000	Marathon Petroleum Corp., 4.75%, due 09/15/44	340,757

200,000	McKesson Corp., 3.80%, due 03/15/24	196,948

150,000	Motorola Solutions, Inc., 2.75%, due 05/24/31	121,040

150,000	Motorola Solutions, Inc., 5.60%, due 06/01/32	149,397

300,000	Mylan, Inc., 5.20%, due 04/15/48	232,219

150,000	Northrop Grumman Corp., 5.15%, due 05/01/40	148,263

150,000	Northrop Grumman Corp., 4.75%, due 06/01/43	141,000

200,000	Omega Healthcare Investors, Inc., 3.38%, due 02/01/31	156,323

150,000	Omega Healthcare Investors, Inc., 3.25%, due 04/15/33	109,986

250,000	O’Reilly Automotive, Inc., 4.20%, due 04/01/30	236,896

200,000	O’Reilly Automotive, Inc., 4.70%, due 06/15/32	195,315

250,000	Pacific Gas & Electric Co., 3.75%, due 07/01/28	220,449

250,000	Pacific Gas & Electric Co., 5.90%, due 06/15/32	243,980

150,000	Pacific Gas & Electric Co., 4.75%, due 02/15/44	117,316

150,000	Reinsurance Group of America, Inc., 3.90%, due 05/15/29	137,539

250,000	Reinsurance Group of America, Inc., 3.15%, due 06/15/30	214,049

400,000	Sabra Health Care LP, 5.13%, due 08/15/26	377,459

150,000	Shire Acquisitions Investments Ireland DAC, 3.20%, due 09/23/26	141,333

150,000	T-Mobile USA, Inc., 2.05%, due 02/15/28	129,508

250,000	T-Mobile USA, Inc., 5.80%, due 09/15/62	249,282

350,000	Union Pacific Corp., 4.10%, due 09/15/67	284,128

350,000	Union Pacific Corp., 3.80%, due 04/06/71	264,303

GMO Multi-Sector Fixed Income Fund

(A Series of GMO Trust)

Schedule of Investments — (Continued)

(showing percentage of total net assets)

November 30, 2022 (Unaudited)

Par Value†	Description	Value ($)

	United States — continued

	Corporate Debt — continued

150,000	UnitedHealth Group, Inc., 4.75%, due 05/15/52	141,937

150,000	UnitedHealth Group, Inc., 3.88%, due 08/15/59	119,510

200,000	UnitedHealth Group, Inc., 4.95%, due 05/15/62	191,830

300,000	Utah Acquisition Sub, Inc., 5.25%, due 06/15/46	231,418

150,000	VeriSign, Inc., 2.70%, due 06/15/31	122,944

100,000	VICI Properties LP, 4.38%, due 05/15/25	96,241

200,000	VICI Properties LP, 4.75%, due 02/15/28	188,532

150,000	VICI Properties LP, 4.95%, due 02/15/30	141,803

250,000	Warnermedia Holdings, Inc., 144A, 5.39%, due 03/15/62	193,447

100,000	Williams Cos, Inc. (The), 5.40%, due 03/04/44	92,470

250,000	Williams Cos, Inc. (The), 5.75%, due 06/24/44	243,448

200,000	Williams Cos, Inc. (The), 5.10%, due 09/15/45	178,883

		18,778,129

	U.S. Government — 11.2%

11,500,000	U.S. Treasury Bonds, 1.13%, due 08/15/40 (a)	7,303,848

3,900,000	U.S. Treasury Note, Variable Rate, USBM - 0.08%, 4.26%, due 04/30/24 (a)	3,893,156

450,000	U.S. Treasury Note, Variable Rate, USBM + 0.04%, 4.37%, due 07/31/24	449,426

		11,646,430

	Total United States	49,121,228

	TOTAL DEBT OBLIGATIONS (COST $58,654,693)	55,688,787

	MUTUAL FUNDS — 27.6%

	United States — 27.6%

	Affiliated Issuers

247,731	GMO Emerging Country Debt Fund, Class VI	4,719,275

974,867	GMO Opportunistic Income Fund, Class VI	23,767,266

	TOTAL MUTUAL FUNDS (COST $32,367,720)	28,486,541

	Shares / Par Value†	Description	Value ($)

		SHORT-TERM INVESTMENTS — 31.6%

		Repurchase Agreements — 11.6%

	11,999,886	Nomura Securities International, Inc. Repurchase Agreement, dated 11/30/22, maturing on 12/01/22 with a maturity value of $12,001,152 and an effective yield of 3.80%, collateralized by a U.S. Treasury Note with maturity date 11/30/24 and a market value of $12,244,774.	11,999,886

		Money Market Funds — 0.4%

	408,212	State Street Institutional Treasury Money Market Fund – Premier Class, 3.49% (b)	408,212

		Sovereign and Sovereign Agency Issuers — 19.6%

JPY	1,900,000,000	Japan Treasury Discount Bill, Zero Coupon, due 12/20/22	13,760,021

JPY	902,200,000	Japan Treasury Discount Bill, Zero Coupon, due 02/06/23	6,534,947

		Total Sovereign and Sovereign Agency Issuers	20,294,968

		TOTAL SHORT-TERM INVESTMENTS (COST $32,247,132)	32,703,066

		TOTAL INVESTMENTS — 113.1% (Cost $123,269,545)	116,878,394

		Other Assets and Liabilities (net) — (13.1%)	(13,528,119)

		TOTAL NET ASSETS — 100.0%	$103,350,275

A summary of outstanding financial instruments at November 30, 2022 is as follows:

Forward Currency Contracts

Settlement Date	Counter- party	Currency Sold		Currency Purchased		Net Unrealized Appreciation (Depreciation) ($)
02/16/2023	JPM	CHF	2,583,976	USD	2,758,196	1,816
01/18/2023	JPM	CZK	19,042,868	USD	813,589	1,435
01/31/2023	SSB	EUR	3,230,000	USD	3,384,814	7,627
12/20/2022	DB	JPY	1,900,000,000	USD	13,880,922	89,963
02/08/2023	MSCI	SEK	13,200,000	USD	1,269,762	6,922
02/09/2023	JPM	USD	1,156,831	AUD	1,720,000	14,022
12/02/2022	MSCI	USD	1,598,976	BRL	8,577,334	53,897
12/02/2022	GS	USD	207,704	BRL	1,100,000	4,269
02/02/2023	MSCI	USD	754,635	BRL	4,113,667	28,704
12/02/2022	CITI	USD	141,667	BRL	750,000	2,859
02/02/2023	MSCI	USD	3,101,199	CAD	4,221,182	39,836
02/02/2023	BCLY	USD	1,119,953	CAD	1,510,000	3,657
01/12/2023	MSCI	USD	244,234	CLP	230,000,000	12,361
02/21/2023	MSCI	USD	425,520	GBP	360,000	9,439
02/16/2023	MSCI	USD	147,442	HUF	59,769,900	1,407

GMO Multi-Sector Fixed Income Fund

(A Series of GMO Trust)

Schedule of Investments — (Continued)

November 30, 2022 (Unaudited)

Forward Currency Contracts — continued

Settlement Date	Counter- party	Currency Sold		Currency Purchased		Net Unrealized Appreciation (Depreciation) ($)
02/16/2023	CITI	USD	98,439	HUF	40,000,000	1,176
02/03/2023	JPM	USD	770,321	IDR	12,094,041,000	1,571
01/17/2023	MSCI	USD	3,198,253	JPY	464,842,084	188,582
01/24/2023	MSCI	USD	950,821	MXN	19,419,101	46,414
01/18/2023	MSCI	USD	3,438,083	NOK	36,085,429	232,437
01/12/2023	MSCI	USD	308,828	PEN	1,240,000	13,333
12/02/2022	CITI	USD	148,509	PHP	8,500,000	1,774
12/02/2022	JPM	USD	78,412	PHP	4,500,000	1,149
12/02/2022	BCLY	USD	215,729	PHP	12,201,640	0
02/21/2023	BCLY	USD	64,532	PLN	300,000	1,446
02/08/2023	MSCI	USD	1,219,342	SEK	13,302,650	53,319
02/08/2023	BCLY	USD	414,535	SEK	4,400,000	6,412
02/21/2023	GS	USD	58,292	SGD	80,000	547
02/21/2023	MSCI	USD	59,477	THB	2,100,000	576
02/06/2023	CITI	USD	69,101	TWD	2,100,000	318
12/02/2022	CITI	BRL	750,000	USD	137,969	(6,557)
12/02/2022	GS	BRL	1,100,000	USD	207,006	(4,966)
12/02/2022	MSCI	BRL	8,577,334	USD	1,607,194	(45,678)
02/16/2023	JPM	CHF	710,000	USD	753,184	(4,188)
01/12/2023	MSCI	CLP	189,728,500	USD	196,173	(15,493)
01/12/2023	MSCI	COP	680,000,000	USD	135,756	(4,128)
02/21/2023	BCLY	GBP	360,000	USD	430,740	(4,218)
02/03/2023	MSCI	IDR	1,000,000,000	USD	63,411	(413)

Settlement Date	Counter- party	Currency Sold		Currency Purchased		Net Unrealized Appreciation (Depreciation) ($)
02/28/2023	JPM	ILS	1,036,203	USD	302,674	(2,716)
02/23/2023	MSCI	INR	59,579,444	USD	723,895	(4,861)
01/17/2023	BOA	JPY	38,000,000	USD	260,844	(16,024)
02/06/2023	MSCI	JPY	902,200,000	USD	6,207,436	(383,259)
02/03/2023	JPM	KRW	834,221,675	USD	585,365	(54,982)
01/24/2023	GS	MXN	3,200,000	USD	158,618	(5,713)
01/18/2023	BOA	NOK	2,800,000	USD	271,945	(12,864)
02/28/2023	MSCI	NZD	2,740,000	USD	1,704,061	(24,798)
01/12/2023	MSCI	PEN	480,000	USD	119,225	(5,482)
12/02/2022	JPM	PHP	25,201,640	USD	434,174	(11,399)
02/01/2023	BCLY	PHP	12,201,640	USD	215,425	(604)
02/21/2023	MSCI	PLN	971,873	USD	209,614	(4,128)
02/27/2023	BCLY	RON	3,131,041	USD	651,105	(6,328)
02/08/2023	BCLY	SEK	5,700,000	USD	542,431	(2,887)
02/21/2023	MSCI	SGD	570,686	USD	414,318	(5,420)
02/21/2023	BCLY	THB	22,822,300	USD	643,970	(8,678)
02/06/2023	BCLY	TWD	25,545,600	USD	798,150	(46,300)
02/02/2023	JPM	USD	857,265	CAD	1,150,000	(1,536)
01/12/2023	MSCI	USD	993,844	COP	4,653,658,000	(36,534)
02/16/2023	BOA	USD	62,816	HUF	25,000,000	(557)

						$106,557

Futures Contracts

Number of Contracts +	Type	Expiration Date	Notional Amount ($)	Value/Net Unrealized Appreciation (Depreciation) ($)
Buys
20	U.S. Long Bond (CBT)	March 2023	2,540,000	10,911
50	U.S. Treasury Note 10 Yr. (CBT)	March 2023	5,675,000	36,154
22	U.S. Treasury Note 2 Yr. (CBT)	March 2023	4,517,906	14,091
127	U.S. Treasury Note 5 Yr. (CBT)	March 2023	13,788,430	79,977

Number of Contracts +	Type	Expiration Date	Notional Amount ($)	Value/Net Unrealized Appreciation (Depreciation) ($)
26	U.S. Treasury Ultra 10 Yr. (CBT)	March 2023	3,111,063	17,790

			$29,632,399	$158,923

+	Buys - Fund is long the futures contract.
Sales - Fund is short the futures contract.

Swap Contracts

Centrally Cleared Interest Rate Swaps

Fund Pays	Fund Receives	Notional Amount		Expiration Date	Periodic Payment Frequency	Premiums Paid/ (Received) ($)	Value ($)	Net Unrealized Appreciation/ (Depreciation) ($)
3.86%	3 Month AUD BBSW	AUD	9,806,000	12/21/2024	Quarterly	(7,495)	(25,738)	(18,243)
3.91%	3 Month AUD BBSW	AUD	5,000,000	12/21/2024	Quarterly	—	(16,334)	(16,334)
4.08%	3 Month CAD CDOR	CAD	18,144,000	12/21/2024	Semi-Annually	(370)	72,718	73,088
4.25%	3 Month CAD CDOR	CAD	2,500,000	12/21/2024	Semi-Annually	—	4,166	4,166
3 Month CAD CDOR	4.15%	CAD	8,500,000	12/21/2024	Semi-Annually	—	(26,016)	(26,016)
CHF - SARON - OIS - COMPOUND	1.39%	CHF	4,000,000	12/21/2024	Semi-Annually	—	13,713	13,713
CHF - SARON - OIS - COMPOUND	1.74%	CHF	8,500,000	12/21/2024	Semi-Annually	—	91,709	91,709
1.81%	CHF - SARON - OIS - COMPOUND	CHF	19,666,000	12/21/2024	Semi-Annually	(1,580)	(241,883)	(240,303)
1.40%	CHF - SARON - OIS - COMPOUND	CHF	2,500,000	12/21/2024	Semi-Annually	—	(8,835)	(8,835)

GMO Multi-Sector Fixed Income Fund

(A Series of GMO Trust)

Schedule of Investments — (Continued)

November 30, 2022 (Unaudited)

Swap Contracts — continued

Centrally Cleared Interest Rate Swaps — continued

Fund Pays	Fund Receives	Notional Amount		Expiration Date	Periodic Payment Frequency	Premiums Paid/ (Received) ($)	Value ($)	Net Unrealized Appreciation/ (Depreciation) ($)
EUR - EuroSTR - COMPOUND	2.59%	EUR	7,000,000	12/21/2024	Annually	—	(7,705)	(7,705)
EUR - EuroSTR - COMPOUND	2.64%	EUR	2,500,000	12/21/2024	Annually	—	(514)	(514)
2.14%	EUR - EuroSTR - COMPOUND	EUR	4,394,000	12/21/2024	Annually	1,068	45,818	44,750
2.94%	EUR - EuroSTR - COMPOUND	EUR	5,000,000	12/21/2024	Annually	—	(29,332)	(29,332)
GBP - SONIA - COMPOUND	3.96%	GBP	15,140,000	12/21/2024	Annually	(38,164)	(144,363)	(106,199)
GBP - SONIA - COMPOUND	4.58%	GBP	1,500,000	12/21/2024	Annually	—	6,851	6,851
4.26%	GBP - SONIA - COMPOUND	GBP	5,000,000	12/21/2024	Annually	—	13,745	13,745
5.22%	GBP - SONIA - COMPOUND	GBP	3,500,000	12/21/2024	Annually	—	(66,960)	(66,960)
5.36%	GBP - SONIA - COMPOUND	GBP	3,000,000	12/21/2024	Annually	—	(66,907)	(66,907)
3 Month SEK STIBOR	3.29%	SEK	132,574,000	12/21/2024	Quarterly	27,280	22,036	(5,244)
3 Month SEK STIBOR	3.45%	SEK	30,000,000	12/21/2024	Quarterly	—	13,483	13,483
USD - SOFR -COMPOUND	4.59%	USD	3,500,000	12/21/2024	Semi-Annually	—	13,340	13,340
3.58%	USD - SOFR - COMPOUND	USD	2,957,000	12/21/2024	Semi-Annually	994	45,311	44,317
4.47%	USD - SOFR - COMPOUND	USD	5,500,000	12/21/2024	Semi-Annually	—	(9,162)	(9,162)
6 Month AUD BBSW	4.14%	AUD	1,100,000	12/21/2032	Semi-Annually	—	(1,046)	(1,046)
6 Month AUD BBSW	4.19%	AUD	1,200,000	12/21/2032	Semi-Annually	—	2,156	2,156
6 Month AUD BBSW	4.21%	AUD	1,500,000	12/21/2032	Semi-Annually	—	4,568	4,568
6 Month AUD BBSW	4.25%	AUD	4,774,000	12/21/2032	Semi-Annually	11,178	24,529	13,351
6 Month AUD BBSW	4.25%	AUD	2,258,000	12/21/2032	Semi-Annually	5,287	11,602	6,315
6 Month AUD BBSW	4.29%	AUD	1,700,000	12/21/2032	Semi-Annually	—	13,009	13,009
6 Month AUD BBSW	4.57%	AUD	3,000,000	12/21/2032	Semi-Annually	—	69,497	69,497
6 Month AUD BBSW	4.73%	AUD	3,400,000	12/21/2032	Semi-Annually	—	108,864	108,864
4.48%	6 Month AUD BBSW	AUD	2,700,000	12/21/2032	Semi-Annually	—	(48,311)	(48,311)
3.71%	3 Month CAD CDOR	CAD	7,079,000	12/21/2032	Semi-Annually	(3,214)	(105,070)	(101,856)
3.66%	3 Month CAD CDOR	CAD	800,000	12/21/2032	Semi-Annually	—	(9,401)	(9,401)
3.55%	3 Month CAD CDOR	CAD	2,700,000	12/21/2032	Semi-Annually	—	(13,292)	(13,292)
3.57%	3 Month CAD CDOR	CAD	1,300,000	12/21/2032	Semi-Annually	—	(7,733)	(7,733)
3.65%	3 Month CAD CDOR	CAD	2,600,000	12/21/2032	Semi-Annually	—	(29,242)	(29,242)
3.68%	3 Month CAD CDOR	CAD	1,900,000	12/21/2032	Semi-Annually	—	(25,324)	(25,324)
3 Month CAD CDOR	3.41%	CAD	1,500,000	12/21/2032	Semi-Annually	—	(5,602)	(5,602)
3 Month CAD CDOR	3.57%	CAD	1,400,000	12/21/2032	Semi-Annually	—	8,371	8,371
3 Month CAD CDOR	3.59%	CAD	600,000	12/21/2032	Semi-Annually	—	4,458	4,458
3 Month CAD CDOR	3.63%	CAD	1,400,000	12/21/2032	Semi-Annually	—	13,891	13,891
3 Month CAD CDOR	3.71%	CAD	3,966,000	12/21/2032	Semi-Annually	3,236	58,868	55,632
3 Month CAD CDOR	3.79%	CAD	2,600,000	12/21/2032	Semi-Annually	—	51,547	51,547
3 Month CAD CDOR	3.84%	CAD	2,800,000	12/21/2032	Semi-Annually	—	65,580	65,580
3 Month CAD CDOR	3.97%	CAD	1,500,000	12/21/2032	Semi-Annually	—	47,433	47,433
3 Month CAD CDOR	4.04%	CAD	2,100,000	12/21/2032	Semi-Annually	—	75,215	75,215
CHF - SARON - OIS - COMPOUND	1.85%	CHF	500,000	12/21/2032	Semi-Annually	(2,335)	9,904	12,239
CHF - SARON -OIS - COMPOUND	1.86%	CHF	7,421,000	12/21/2032	Semi-Annually	—	156,146	156,146
CHF - SARON -OIS - COMPOUND	1.93%	CHF	1,400,000	12/21/2032	Semi-Annually	—	38,851	38,851
CHF - SARON -OIS - COMPOUND	2.05%	CHF	4,286,000	12/21/2032	Semi-Annually	2,620	169,261	166,641
CHF - SARON -OIS - COMPOUND	2.18%	CHF	700,000	12/21/2032	Semi-Annually	2,987	36,277	33,290
CHF - SARON -OIS - COMPOUND	2.20%	CHF	1,700,000	12/21/2032	Semi-Annually	(1,469)	92,296	93,765
CHF - SARON -OIS - COMPOUND	2.27%	CHF	1,100,000	12/21/2032	Semi-Annually	—	67,589	67,589
2.01%	CHF - SARON - OIS - COMPOUND	CHF	1,400,000	12/21/2032	Semi-Annually	—	(49,072)	(49,072)
2.19%	CHF - SARON - OIS - COMPOUND	CHF	1,800,000	12/21/2032	Semi-Annually	3,080	(96,073)	(99,153)
2.24%	CHF - SARON - OIS - COMPOUND	CHF	1,100,000	12/21/2032	Semi-Annually	—	(63,791)	(63,791)
2.18%	CHF - SARON - OIS - COMPOUND	CHF	900,000	12/21/2032	Semi-Annually	(4,402)	(47,255)	(42,853)
2.11%	CHF - SARON - OIS - COMPOUND	CHF	800,000	12/21/2032	Semi-Annually	—	(35,935)	(35,935)

GMO Multi-Sector Fixed Income Fund

(A Series of GMO Trust)

Schedule of Investments — (Continued)

November 30, 2022 (Unaudited)

Swap Contracts — continued

Centrally Cleared Interest Rate Swaps — continued

Fund Pays	Fund Receives	Notional Amount		Expiration Date	Periodic Payment Frequency	Premiums Paid/ (Received) ($)	Value ($)	Net Unrealized Appreciation/ (Depreciation) ($)
1.98%	CHF - SARON - OIS - COMPOUND	CHF	1,400,000	12/21/2032	Semi-Annually	—	(45,274)	(45,274)
1.85%	CHF - SARON - OIS - COMPOUND	CHF	1,300,000	12/21/2032	Semi-Annually	7,927	(25,558)	(33,485)
EUR - EuroSTR - COMPOUND	2.21%	EUR	894,000	12/21/2032	Annually	542	(16,767)	(17,309)
EUR - EuroSTR - COMPOUND	2.48%	EUR	1,100,000	12/21/2032	Annually	—	7,119	7,119
EUR - EuroSTR - COMPOUND	2.89%	EUR	800,000	12/21/2032	Annually	—	35,134	35,134
EUR - EuroSTR - COMPOUND	2.94%	EUR	6,382,000	12/21/2032	Annually	2,254	308,643	306,389
EUR - EuroSTR - COMPOUND	3.12%	EUR	1,100,000	12/21/2032	Annually	—	71,680	71,680
2.82%	EUR - EuroSTR - COMPOUND	EUR	1,050,000	12/21/2032	Annually	—	(39,358)	(39,358)
2.80%	EUR - EuroSTR - COMPOUND	EUR	510,000	12/21/2032	Annually	—	(18,055)	(18,055)
2.80%	EUR - EuroSTR - COMPOUND	EUR	1,200,000	12/21/2032	Annually	—	(42,759)	(42,759)
2.41%	EUR - EuroSTR - COMPOUND	EUR	1,600,000	12/21/2032	Annually	—	(283)	(283)
2.75%	EUR - EuroSTR - COMPOUND	EUR	540,000	12/21/2032	Annually	—	(16,867)	(16,867)
2.69%	EUR - EuroSTR - COMPOUND	EUR	1,700,000	12/21/2032	Annually	—	(43,972)	(43,972)
2.70%	EUR - EuroSTR - COMPOUND	EUR	500,000	12/21/2032	Annually	—	(13,164)	(13,164)
2.55%	EUR - EuroSTR - COMPOUND	EUR	2,200,000	12/21/2032	Annually	—	(28,087)	(28,087)
2.63%	EUR - EuroSTR - COMPOUND	EUR	1,200,000	12/21/2032	Annually	—	(23,763)	(23,763)
GBP - SONIA - COMPOUND	3.30%	GBP	900,000	12/21/2032	Annually	—	(6,332)	(6,332)
GBP - SONIA - COMPOUND	3.52%	GBP	900,000	12/21/2032	Annually	—	12,599	12,599
GBP - SONIA - COMPOUND	4.12%	GBP	800,000	12/21/2032	Annually	—	59,178	59,178
GBP - SONIA - COMPOUND	4.33%	GBP	1,300,000	12/21/2032	Annually	—	123,832	123,832
GBP - SONIA - COMPOUND	4.65%	GBP	700,000	12/21/2032	Annually	—	88,749	88,749
3.19%	GBP - SONIA - COMPOUND	GBP	3,280,000	12/21/2032	Annually	21,931	60,104	38,173
3.96%	GBP - SONIA - COMPOUND	GBP	1,050,000	12/21/2032	Annually	—	(61,118)	(61,118)
3.93%	GBP - SONIA - COMPOUND	GBP	510,000	12/21/2032	Annually	—	(28,393)	(28,393)
3.90%	GBP - SONIA - COMPOUND	GBP	540,000	12/21/2032	Annually	—	(28,022)	(28,022)
3.79%	GBP - SONIA - COMPOUND	GBP	1,200,000	12/21/2032	Annually	—	(49,680)	(49,680)
3.76%	GBP - SONIA - COMPOUND	GBP	400,000	12/21/2032	Annually	—	(15,247)	(15,247)
4.28%	3 Month NZD Bank Bill Rate	NZD	5,150,000	12/21/2032	Quarterly	(34,196)	29,155	63,351
4.82%	3 Month NZD Bank Bill Rate	NZD	2,300,000	12/21/2032	Quarterly	—	(49,297)	(49,297)
4.75%	3 Month NZD Bank Bill Rate	NZD	1,700,000	12/21/2032	Quarterly	—	(30,186)	(30,186)
3 Month NZD Bank Bill Rate	4.21%	NZD	2,700,000	12/21/2032	Quarterly	—	(26,008)	(26,008)
3 Month NZD Bank Bill Rate	4.45%	NZD	2,800,000	12/21/2032	Quarterly	—	7,823	7,823
3 Month NZD Bank Bill Rate	4.52%	NZD	2,400,000	12/21/2032	Quarterly	—	15,348	15,348
3 Month NZD Bank Bill Rate	4.76%	NZD	2,060,000	12/21/2032	Quarterly	—	38,145	38,145
3 Month NZD Bank Bill Rate	4.86%	NZD	1,940,000	12/21/2032	Quarterly	—	45,763	45,763
3 Month SEK STIBOR	2.69%	SEK	14,000,000	12/21/2032	Quarterly	—	(3,485)	(3,485)
3.28%	3 Month SEK STIBOR	SEK	13,000,000	12/21/2032	Quarterly	—	(60,122)	(60,122)
3.17%	3 Month SEK STIBOR	SEK	18,000,000	12/21/2032	Quarterly	—	(67,011)	(67,011)
3.16%	3 Month SEK STIBOR	SEK	18,000,000	12/21/2032	Quarterly	—	(65,522)	(65,522)
2.91%	3 Month SEK STIBOR	SEK	30,000,000	12/21/2032	Quarterly	—	(46,523)	(46,523)
2.87%	3 Month SEK STIBOR	SEK	28,294,000	12/21/2032	Quarterly	(3,811)	(35,098)	(31,287)
2.98%	3 Month SEK STIBOR	SEK	13,000,000	12/21/2032	Quarterly	—	(28,228)	(28,228)

GMO Multi-Sector Fixed Income Fund

(A Series of GMO Trust)

Schedule of Investments — (Continued)

November 30, 2022 (Unaudited)

Swap Contracts — continued

Centrally Cleared Interest Rate Swaps — continued

Fund Pays	Fund Receives	Notional Amount		Expiration Date	Periodic Payment Frequency	Premiums Paid/ (Received) ($)	Value ($)	Net Unrealized Appreciation/ (Depreciation) ($)
3.08%	3 Month SEK STIBOR	SEK	12,000,000	12/21/2032	Quarterly	—	(35,986)	(35,986)
3.10%	3 Month SEK STIBOR	SEK	20,000,000	12/21/2032	Quarterly	—	(63,286)	(63,286)
3 Month SEK STIBOR	3.19%	SEK	21,000,000	12/21/2032	Quarterly	—	81,655	81,655
USD - SOFR - COMPOUND	3.08%	USD	2,900,000	12/21/2032	Semi-Annually	—	(69,426)	(69,426)
USD - SOFR - COMPOUND	3.13%	USD	655,000	12/21/2032	Semi-Annually	(880)	(13,318)	(12,438)
USD - SOFR - COMPOUND	3.22%	USD	1,200,000	12/21/2032	Semi-Annually	—	(14,737)	(14,737)
USD - SOFR - COMPOUND	3.48%	USD	900,000	12/21/2032	Semi-Annually	—	8,083	8,083
USD - SOFR - COMPOUND	3.68%	USD	2,800,000	12/21/2032	Semi-Annually	—	72,236	72,236
USD - SOFR - COMPOUND	3.69%	USD	1,200,000	12/21/2032	Semi-Annually	—	32,821	32,821
USD - SOFR - COMPOUND	3.81%	USD	2,700,000	12/21/2032	Semi-Annually	—	98,871	98,871
3.13%	USD - SOFR - COMPOUND	USD	6,876,000	12/21/2032	Semi-Annually	3,662	136,409	132,747
3.79%	USD - SOFR - COMPOUND	USD	900,000	12/21/2032	Semi-Annually	—	(31,560)	(31,560)
3.70%	USD - SOFR - COMPOUND	USD	1,200,000	12/21/2032	Semi-Annually	—	(33,273)	(33,273)
3.72%	USD - SOFR - COMPOUND	USD	1,000,000	12/21/2032	Semi-Annually	—	(29,867)	(29,867)
3.91%	USD - SOFR - COMPOUND	USD	900,000	12/21/2032	Semi-Annually	—	(41,223)	(41,223)
3.44%	USD - SOFR - COMPOUND	USD	1,200,000	12/21/2032	Semi-Annually	—	(7,355)	(7,355)

						$(3,870)	$371,043	$374,913

As of November 30, 2022, for the above contracts and/or agreements, the Fund had sufficient cash and/or securities to cover commitments or collateral requirements, if any, of the relevant broker or exchange.

Notes to Schedule of Investments:

†	Denominated in U.S. Dollar, unless otherwise indicated.

(a)

All or a portion of this security has been pledged to cover margin requirements on futures and/or cleared swap contracts, collateral on OTC swap contracts, forward currency contracts, and/or written options, if any.

(b)	The rate disclosed is the 7 day net yield as of November 30, 2022.

The rates shown on variable rate notes are the current interest rates at November 30, 2022, which are subject to change based on the terms of the security.

Portfolio Abbreviations:

144A - Securities exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be resold in transactions exempt from registration, normally to qualified institutional investors.

AUD BBSW - Bank Bill Swap Reference Rate denominated in Australian Dollar.

CDOR - Canadian Dollar Offering Rate

EuroSTR - Euro Short-Term Rate

NZD Bank Bill Rate - Bank Bill Rate denominated in New Zealand Dollar.

OIS - Overnight Indexed Swaps

SARON - Swiss Average Rate Overnight

SEK STIBOR - Stockholm Interbank Offered Rate denominated in Swedish Krona.

SOFR - Secured Overnight Financing Rate

SONIA - Sterling Overnight Interbank Average Rate

TBA - To Be Announced - Delayed Delivery Security

USBM - U.S. Treasury 3 Month Bill Money Market Yield

GMO Multi-Sector Fixed Income Fund

(A Series of GMO Trust)

Schedule of Investments — (Continued)

November 30, 2022 (Unaudited)

Counterparty Abbreviations:

BCLY - Barclays Bank PLC

BOA - Bank of America, N.A.

CITI - Citibank N.A.

DB - Deutsche Bank AG

GS - Goldman Sachs International

JPM - JPMorgan Chase Bank, N.A.

MSCI - Morgan Stanley & Co. International PLC

SSB - State Street Bank and Trust Company

Currency Abbreviations:

AUD - Australian Dollar

BRL - Brazil Real

CAD - Canada Dollar

CHF - Switzerland Franc

CLP - Chile Peso

COP - Colombia Peso

CZK - Czech Republic Koruna

EUR - Euro

GBP - United Kingdom Pound

HUF - Hungary Forint

IDR - Indonesia Rupiah

ILS - Israel Shekel

INR - Indian Rupee

JPY - Japan Yen

KRW - Korean Won

MXN - Mexico Peso

NOK - Norway Krone

NZD - New Zealand Dollar

PEN - Peru Nuevo Sol

PHP - Philippines Peso

PLN - Poland Zloty

RON - Romania New Leu

SEK - Sweden Krona

SGD - Singapore Dollar

THB - Thailand Baht

TWD - Taiwan New Dollar

USD - United States Dollar

GMO Opportunistic Income Fund

(A Series of GMO Trust)

Schedule of Investments

(showing percentage of total net assets)

November 30, 2022 (Unaudited)

Par Value†	Description	Value ($)

	DEBT OBLIGATIONS — 90.6%

	Asset-Backed Securities — 84.1%

	CMBS Collateralized Debt Obligations — 0.2%

8,586,000	ARCap Resecuritization Trust, Series 05-1A, Class B, 144A, 5.55%, due 12/21/42	1,588,410

559,375	GS Mortgage Securities Corp., Series 06-CC1, Class A, 144A, Variable Rate, 5.33%, due 03/21/46	433,532

	Total CMBS Collateralized Debt Obligations	2,021,942

	Collateralized Loan Obligations — 19.5%

4,000,000	AMMC CLO 24 Ltd., Series 21-24A, Class A, 144A, Variable Rate, 3 mo. LIBOR + 1.19%, 5.43%, due 01/20/35	3,855,936

10,000,000	Ballyrock CLO 15 Ltd., Series 21-1A, Class A1, 144A, Variable Rate, 3 mo. LIBOR + 1.06%, 5.14%, due 04/15/34	9,654,300

6,093,000	Crestline Denali CLO XVI Ltd., Series 18-1A, Class A, 144A, Variable Rate, 3 mo. LIBOR + 1.12%, 5.36%, due 01/20/30	5,987,658

4,075,000	Crown City CLO III, Series 21-1A, Class A1A, 144A, Variable Rate, 3 mo. LIBOR + 1.17%, 5.41%, due 07/20/34	3,929,523

4,550,000	Fort Washington CLO Ltd., Series 21-2A, Class A, 144A, Variable Rate, 3 mo. LIBOR + 1.22%, 5.46%, due 10/20/34	4,404,223

6,825,193	Gallatin CLO IX Ltd., Series 18-1A, Class A, 144A, Variable Rate, 3 mo. LIBOR + 1.05%, 5.33%, due 01/21/28	6,764,933

694,737	Halcyon Loan Advisors Funding Ltd., Series 14-2A, Class C, 144A, Variable Rate, 3 mo. LIBOR + 3.50%, 7.87%, due 04/28/25	675,065

5,718,682	JFIN CLO Ltd., Series 15-2A, Class DR, 144A, Variable Rate, 3 mo. LIBOR + 3.20%, 7.28%, due 10/17/26	5,381,245

4,320,000	JFIN CLO Ltd., Series 12-1A, Class BR, 144A, Variable Rate, 3 mo. LIBOR + 2.35%, 5.06%, due 07/20/28	4,176,779

3,000,000	JFIN CLO Ltd., Series 16-1A, Class DR, 144A, Variable Rate, 3 mo. LIBOR + 3.40%, 7.76%, due 10/27/28	2,787,951

1,308,870	JMP Credit Advisors CLO IV Ltd., Series 17-1A, Class AR, 144A, Variable Rate, 3 mo. LIBOR + 1.28%, 5.36%, due 07/17/29	1,292,818

6,161,000	Man GLG US CLO, Series 18-1A, Class A1R, 144A, Variable Rate, 3 mo. LIBOR + 1.14%, 5.38%, due 04/22/30	6,016,740

4,000,000	Mountain View CLO Ltd., 144A, Variable Rate, 3 mo. LIBOR + 1.67%, 5.59%, due 10/12/30	3,801,548

10,000,000	Neuberger Berman CLO XVI-S Ltd., Series 17-16SA, Class AR, 144A, Variable Rate, 3 mo. LIBOR + 1.04%, 5.12%, due 04/15/34	9,676,860

6,086,000	Northwoods Capital XVII Ltd., Series 18-17A, Class A, 144A, Variable Rate, 3 mo. LIBOR + 1.06%, 5.38%, due 04/22/31	5,928,604

Par Value†	Description	Value ($)

	Asset-Backed Securities — continued

	Collateralized Loan Obligations — continued

5,000,000	Oak Hill Credit Partners X-R Ltd., Series 14-10RA, Class AR, 144A, Variable Rate, 3 mo. LIBOR + 1.04%, 5.28%, due 04/20/34	4,853,745

7,000,000	OFSI BSL VIII Ltd., Series 17-1A, Class BR, 144A, Variable Rate, 3 mo. LIBOR + 1.50%, 5.58%, due 08/16/29	6,761,741

1,083,456	OZLM VII Ltd., Series 14-7A, Class SUB, 144A, Variable Rate, 0.00, due 07/17/26	45,215

8,516,793	OZLM VII Ltd., Series 14-7RA, Class A1R, 144A, Variable Rate, 3 mo. LIBOR + 1.01%, 5.09%, due 07/17/29	8,393,691

1,941,580	Saranac CLO III Ltd., Series 14-3A, Class ALR, 144A, Variable Rate, 3 mo. LIBOR + 1.60%, 5.20%, due 06/22/30	1,916,485

1,262,000	Signal Peak CLO 2 LLC, Series 15-1A, Class BR2, 144A, Variable Rate, 3 mo. LIBOR + 1.50%, 5.74%, due 04/20/29	1,236,476

3,417,000	SOUND POINT CLO XIX Ltd., Series 18-1A, Class A, 144A, Variable Rate, 3 mo. LIBOR + 1.10%, 5.08%, due 04/15/31	3,333,000

1,439,500	Sounds Point CLO IV-R Ltd., Series 13-3RA, Class A, 144A, Variable Rate, 3 mo. LIBOR + 1.15%, 5.34%, due 04/18/31	1,405,541

8,688,000	Steele Creek CLO Ltd., 144A, Variable Rate, 3 mo. LIBOR + 1.00%, 4.41%, due 06/15/31	8,479,957

2,000,000	Telos CLO Ltd., Series 13-3A, Class CR, 144A, Variable Rate, 3 mo. LIBOR + 2.60%, 6.68%, due 07/17/26	1,974,570

7,737,500	Telos CLO Ltd., Series 14-5A, Class BR, 144A, Variable Rate, 3 mo. LIBOR + 1.48%, 5.56%, due 04/17/28	7,661,007

4,335,500	Telos CLO Ltd., Series 14-5A, Class CR, 144A, Variable Rate, 3 mo. LIBOR + 2.15%, 6.23%, due 04/17/28	4,167,369

7,000,000	THL Credit Wind River CLO Ltd., Series 17-1A, Class ARR, 144A, Variable Rate, 3 mo. LIBOR + 1.06%, 5.25%, due 04/18/36	6,723,528

4,993,200	Venture 32 CLO Ltd., Series 18-32A, Class A1, 144A, Variable Rate, 3 mo. LIBOR + 1.10%, 5.29%, due 07/18/31	4,910,847

5,431,200	Venture 34 CLO Ltd., Series 18-34A, Class A, 144A, Variable Rate, 3 mo. LIBOR + 1.23%, 5.31%, due 10/15/31	5,283,618

3,198,416	Venture XVIII CLO Ltd., Series 14-18A, Class AR, 144A, Variable Rate, 3 mo. LIBOR + 1.22%, 5.30%, due 10/15/29	3,149,755

9,000,000	Venture XXIV CLO Ltd., Series 16-24A, Class BRR, 144A, Variable Rate, 3 mo. LIBOR + 1.50%, 5.74%, due 10/20/28	8,672,031

10,972,427	Wellfleet CLO Ltd., Series 17-2A, Class A1R, 144A, Variable Rate, 3 mo. LIBOR + 1.06%, 5.30%, due 10/20/29	10,818,220

1,360,000	Whitebox CLO II Ltd., Series 20-2A, Class A1R, 144A, Variable Rate, 3 mo. LIBOR + 1.22%, 5.54%, due 10/24/34	1,309,544

GMO Opportunistic Income Fund

(A Series of GMO Trust)

Schedule of Investments — (Continued)

(showing percentage of total net assets)

November 30, 2022 (Unaudited)

Par Value†	Description	Value ($)

	Asset-Backed Securities — continued

	Collateralized Loan Obligations — continued

1,703,898	WhiteHorse VIII Ltd., Series 14-1A, Class DR, 144A, Variable Rate, 3 mo. LIBOR + 3.45%, 7.89%, due 05/01/26	1,680,347

4,042,250	WhiteHorse X Ltd., Series 15-10A, Class DR, 144A, Variable Rate, 3 mo. LIBOR + 3.00%, 7.08%, due 04/17/27	3,927,620

4,453,900	Whitehorse XII Ltd., Series 18-12A, Class A, 144A, Variable Rate, 3 mo. LIBOR + 1.25%, 5.33%, due 10/15/31	4,348,735

4,535,446	Zais CLO 7 Ltd., Series 17-2A, Class A, 144A, Variable Rate, 3 mo. LIBOR + 1.29%, 5.37%, due 04/15/30	4,455,491

842,990	Zais CLO 8 Ltd., Series 18-1A, Class A, 144A, Variable Rate, 3 mo. LIBOR + 0.95%, 5.03%, due 04/15/29	831,443

3,474,000	Zais CLO 8 Ltd., Series 18-1A, Class B, 144A, Variable Rate, 3 mo. LIBOR + 1.45%, 5.53%, due 04/15/29	3,364,705

	Total Collateralized Loan Obligations	184,038,864

	Commercial Mortgage-Backed Securities — 23.4%

10,000,000	BAMLL Commercial Mortgage Securities Trust, Series 19-BPR, Class ANM, 144A, 3.11%, due 11/05/32	9,253,172

11,857,600	Barclays Commercial Mortgage Trust, Series 18-TALL, Class A, 144A, Variable Rate, 1 mo. LIBOR + 0.72%, 4.60%, due 03/15/37	11,074,799

8,448,000	Barclays Commercial Mortgage Trust, Series 18-CHRS, Class E, 144A, Variable Rate, 4.41%, due 08/05/38	5,889,500

9,180,000	BBCMS Mortgage Trust, Series 18-C2, Class A5, 4.31%, due 12/15/51	8,747,882

6,283,693	Bear Stearns Mortgage Funding Trust, Series 06-AR1, Class 1A1, Variable Rate, 1 mo. LIBOR + 0.42%, 4.46%, due 07/25/36	5,436,587

6,240,722	Benchmark Mortgage Trust, Series 19-B11, Class A5, 3.54%, due 05/15/52	5,692,444

7,000,000	Benchmark Mortgage Trust, Series 19-B12, Class A5, 3.12%, due 08/15/52	6,207,904

1,000,000	Benchmark Mortgage Trust, Series 18-B7, Class A4, Variable Rate, 4.51%, due 05/15/53	965,859

19,000,000	Benchmark Mortgage Trust, Series 19-B15, Class A5, 2.93%, due 12/15/72	16,541,033

6,550,000	BX Commercial Mortgage Trust, Series 21-VINO, Class A, 144A, Variable Rate, 1 mo. LIBOR + 0.65%, 4.53%, due 05/15/38	6,270,766

6,400,000	BX Commercial Mortgage Trust, Series 21-ACNT, Class A, 144A, Variable Rate, 1 mo. LIBOR + 0.85%, 4.73%, due 11/15/38	6,137,016

8,000,000	BX Commercial Mortgage Trust, Series 20-VIV4, Class A, 144A, 2.84%, due 03/09/44	6,432,088

8,000,000	BX Commercial Mortgage Trust, Series 20-VIVA, Class D, 144A, Variable Rate, 3.67%, due 03/11/44	5,881,440

Par Value†	Description	Value ($)

	Asset-Backed Securities — continued

	Commercial Mortgage-Backed Securities — continued

8,000,000	BX Trust, Series 19-OC11, Class A, 144A, 3.20%, due 12/09/41	6,739,914

4,895,000	BX Trust, Series 19-OC11, Class C, 144A, 3.86%, due 12/09/41	4,020,266

9,000,000	BX Trust, Series 19-OC11, Class E, 144A, Variable Rate, 4.08%, due 12/09/41	6,975,366

6,800,000	Citigroup Commercial Mortgage Trust, Series 19-C7, Class A4, 3.10%, due 12/15/72	5,936,054

3,031,837	Commercial Mortgage Trust, Series 15-PC1, Class B, Variable Rate, 4.43%, due 07/10/50	2,798,733

8,038,852	Commercial Mortgage Trust, Series 18-COR3, Class A3, 4.23%, due 05/10/51	7,602,945

103,486	Credit Suisse First Boston Mortgage Securities Corp., Series 05-C2, Class AMFL, Variable Rate, 1 mo. LIBOR + 0.25%, 4.16%, due 04/15/37	103,620

81,761	Credit Suisse First Boston Mortgage Securities Corp., Series 05-C2, Class AMFX, 4.88%, due 04/15/37	81,624

5,570,000	ELP Commercial Mortgage Trust, Series 21-ELP, Class A, 144A, Variable Rate, 1 mo. LIBOR + 0.70%, 4.58%, due 11/15/38	5,313,493

4,698,295	FREMF Mortgage Trust, Series 16-KF13, Class B, 144A, Variable Rate, 1 mo. LIBOR + 7.50%, 11.30%, due 11/25/25	4,654,095

2,000,000	Grace Trust, Series 20-GRCE, Class A, 144A, 2.35%, due 12/10/40	1,541,873

7,000,000	GS Mortgage Securities Corp. Trust, Series 22-SHIP, Class A, 144A, Variable Rate, SOFR + 0.73%, 4.53%, due 08/15/36	6,858,326

10,000,000	GS Mortgage Securities Trust, Series 21-GSA3, Class A5, 2.62%, due 12/15/54	7,963,399

5,500,000	ILPT Commercial Mortgage Trust, Series 22-LPFX, Class A, 144A, 3.38%, due 03/15/32	4,595,403

101,857	LB Commercial Conduit Mortgage Trust, Series 98-C1, Class K, 144A, 6.30%, due 02/18/30	101,154

237,365	Merrill Lynch Mortgage Investors Trust, Series 98-C1, Class F, Variable Rate, 6.25%, due 11/15/26	237,473

4,108,246	MHC Commercial Mortgage Trust, Series 21-MHC, Class A, 144A, Variable Rate, 1 mo. LIBOR + 0.80%, 4.68%, due 04/15/38	3,964,155

10,000,000	MKT Mortgage Trust, Series 20-525M, Class A, 144A, 2.69%, due 02/12/40	7,936,943

1,982,000	Morgan Stanley Capital I Trust, Series 19-H6, Class A4, 3.42%, due 06/15/52	1,762,864

5,000,000	Taubman Centers Commercial Mortgage Trust, Series 22-DPM, Class A, 144A, Variable Rate, SOFR + 2.19%, 5.98%, due 05/15/37	4,899,999

5,268,100	UBS Commercial Mortgage Trust, Series 18-C9, Class A4, Variable Rate, 4.12%, due 03/15/51	4,943,336

7,933,000	UBS Commercial Mortgage Trust, Series 18-C12, Class A5, 4.30%, due 08/15/51	7,499,247

GMO Opportunistic Income Fund

(A Series of GMO Trust)

Schedule of Investments — (Continued)

(showing percentage of total net assets)

November 30, 2022 (Unaudited)

Par Value†	Description	Value ($)

	Asset-Backed Securities — continued

	Commercial Mortgage-Backed Securities — continued

1,870,013	Velocity Commercial Capital Loan Trust, Series 22-1, Class A, 144A, Variable Rate, 3.38%, due 02/25/52	1,716,060

4,550,000	WaMu Commercial Mortgage Securities Trust, Series 06-SL1, Class E, 144A, Variable Rate, 2.92%, due 11/23/43	4,440,355

2,312,354	WaMu Commercial Mortgage Securities Trust, Series 07-SL3, Class G, 144A, Variable Rate, 3.33%, due 03/23/45	2,297,706

3,572,960	WaMu Commercial Mortgage Securities Trust, Series 07-SL3, Class J, 144A, Variable Rate, 3.33%, due 03/23/45	3,343,535

4,317,000	Wells Fargo Commercial Mortgage Trust, Series 13-BTC, Class D, 144A, Variable Rate, 3.67%, due 04/16/35	4,180,694

8,733,000	Wells Fargo Commercial Mortgage Trust, Series 13-BTC, Class F, 144A, Variable Rate, 3.67%, due 04/16/35	8,345,229

2,704,000	Wells Fargo Commercial Mortgage Trust, Series 19-C50, Class C, 4.35%, due 05/15/52	2,228,655

2,030,000	Wells Fargo Commercial Mortgage Trust, Series 19-C51, Class A4, 3.31%, due 06/15/52	1,805,563

1,395,022	Wells Fargo Commercial Mortgage Trust, Series 18-C47, Class A4, 4.44%, due 09/15/61	1,336,497

	Total Commercial Mortgage-Backed Securities	220,755,066

	Residential Mortgage-Backed Securities — Other — 7.2%

805,555	ACE Securities Corp. Home Equity Loan Trust, Series 06-ASL1, Class A, Variable Rate, 1 mo. LIBOR + 0.28%, 4.32%, due 02/25/36	112,642

17,663,707	American Home Mortgage Investment Trust, Series 06-2, Class 4A, Variable Rate, 1 mo. LIBOR + 0.36%, 4.40%, due 02/25/36	424,307

6,000,000	AMSR Trust, Series 20-SFR5, Class A, 144A, 1.38%, due 11/17/37	5,322,401

13,743,281	BankAmerica Manufactured Housing Contract Trust, Series 98-1, Class B2, Variable Rate, 8.00%, due 08/10/25	3,829,819

4,753,124	BCMSC Trust, Series 99-A, Class M1, Variable Rate, 6.79%, due 03/15/29	4,387,343

8,834,023	BCMSC Trust, Series 99-B, Class A4, Variable Rate, 7.30%, due 12/15/29	1,285,082

2,928,137	BCMSC Trust, Series 00-A, Class A4, Variable Rate, 8.29%, due 06/15/30	450,775

164,762	Bear Stearns Mortgage Funding Trust, Series 07-SL2, Class 1A, Variable Rate, 1 mo. LIBOR + 0.32%, 4.36%, due 02/25/37	184,629

2,919,205	Conseco Finance Corp., Series 97-6, Class M1, Variable Rate, 7.21%, due 01/15/29	2,712,447

2,182,280	Conseco Finance Corp., Series 98-6, Class M1, Variable Rate, 6.63%, due 06/01/30	2,034,796

5,454,750	Conseco Finance Securitizations Corp., Series 01-3, Class M1, Variable Rate, 7.15%, due 05/01/33	4,821,957

Par Value†	Description	Value ($)

	Asset-Backed Securities — continued

	Residential Mortgage-Backed Securities — Other — continued

1,036,525	Corevest American Finance Trust, Series 21-1, Class A, 144A, 1.57%, due 04/15/53	895,902

8,487,631	FirstKey Homes Trust, Series 21-SFR3, Class A, 144A, 2.14%, due 12/17/38	7,367,130

666,263	GMACM Home Equity Loan Trust, Series 04-HE3, Class A3, FSA, Variable Rate, 1 mo. LIBOR + 0.50%, 4.54%, due 10/25/34	628,323

2,430,981	GMACM Home Equity Loan Trust, Series 07-HE3, Class 2A1, Variable Rate, 5.16%, due 09/25/37	2,122,737

4,332,782	Home Equity Loan Trust, Series 05-HS1, Class AI4, Step Up, 5.59%, due 09/25/35	239,598

28,552,098	Home Equity Mortgage Loan Asset-Backed Trust, Series 06-A, Class A, Variable Rate, 1 mo. LIBOR + 0.26%, 4.30%, due 06/25/36	604,671

8,893,397	Home Loan Trust, Series 06-HI4, Class A4, Step Up, 6.22%, due 09/25/36	3,259,080

9,334,288	Home Loan Trust, Series 07-HI1, Class A4, Step Up, 6.43%, due 03/25/37	1,816,927

3,667,638	Master Second Lien Trust, Series 06-1, Class A, Variable Rate, 1 mo. LIBOR + 0.32%, 4.36%, due 03/25/36	307,404

222,388	Mellon Re-REMIC Pass-Through Trust, Series 04-TBC1, Class A, 144A, Variable Rate, 1 mo. LIBOR + 0.25% ,4.28%, due 02/26/34	195,348

1,253,907	New Century Home Equity Loan Trust, Series 03-B, Class M1, Variable Rate, 1 mo. LIBOR + 0.98%, 5.02%, due 10/25/33	1,182,334

13,646,469	New Century Home Equity Loan Trust, Series 06-S1, Class A2A, Variable Rate, 1 mo. LIBOR + 0.20%, 4.24%, due 03/25/36	415,311

7,784,226	New Century Home Equity Loan Trust, Series 06-S1, Class A1, Variable Rate, 1 mo. LIBOR + 0.34%, 4.38%, due 03/25/36	236,751

20,753,602	New Century Home Equity Loan Trust, Series 06-S1, Class A2B, Variable Rate, 1 mo. LIBOR + 0.40%, 4.44%, due 03/25/36	631,032

64,155	Nomura Asset Acceptance Corp. Alternative Loan Trust, Series 05-S3, Class M1, Variable Rate, 1 mo. LIBOR + 0.90%, 4.94%, due 08/25/35	351,406

972,670	Oakwood Mortgage Investors, Inc., Series 98-A, Class B1, Variable Rate, 7.50%, due 05/15/28	915,604

1,136,572	Oakwood Mortgage Investors, Inc., Series 98-D, Class M1, 144A, 7.42%, due 01/15/29	1,083,203

3,566,111	Oakwood Mortgage Investors, Inc., Series 99-E, Class A1, Variable Rate, 7.61%, due 03/15/30	2,303,588

11,780,230	Oakwood Mortgage Investors, Inc., Series 00-D, Class A4, Variable Rate, 7.40%, due 07/15/30	3,161,920

920,421	Oakwood Mortgage Investors, Inc., Series 01-D, Class A4, Variable Rate, 6.93%, due 09/15/31	527,006

GMO Opportunistic Income Fund

(A Series of GMO Trust)

Schedule of Investments — (Continued)

(showing percentage of total net assets)

November 30, 2022 (Unaudited)

Par Value†	Description	Value ($)

	Asset-Backed Securities — continued

	Residential Mortgage-Backed Securities — Other — continued

506,266	Oakwood Mortgage Investors, Inc., Series 01-E, Class A3, 5.69%, due 12/15/31	476,732

1,350,000	Progress Residential Trust, Series 21-SFR10, Class A, 144A, 2.39%, due 12/17/40	1,097,648

4,605,424	Tricon American Homes Trust, Series 19-SFR1, Class A, 144A, 2.75%, due 03/17/38	4,202,734

3,479,463	Tricon American Homes Trust, Series 20-SFR2, Class A, 144A, 1.48%, due 11/17/39	2,886,584

5,791,685	Verus Securitization Trust, Series 22-5, Class A1, 144A, Step Up, 3.80%, due 04/25/67	5,218,097

	Total Residential Mortgage-Backed Securities — Other	67,693,268

	Residential Mortgage-Backed Securities — Performing Loans — 1.4%

2,941,687	Ajax Mortgage Loan Trust, Series 21-A, Class A1, 144A, Variable Rate, 1.07%, due 09/25/65	2,555,508

7,095,257	CSMC Mortgage-Backed Trust, Series 22-NQM1, Class A1, 144A, Variable Rate, 2.27%, due 11/25/66	5,923,647

5,742,916	Verus Securitization Trust, Series 21-8, Class A, 144A, Variable Rate, 1.82%, due 11/25/66	4,814,253

	Total Residential Mortgage-Backed Securities — Performing Loans	13,293,408

	Residential Mortgage-Backed Securities — Prime — 3.5%

7,327,464	American Home Mortgage Assets Trust, Series 06-4, Class 1A12, Variable Rate, 1 mo. LIBOR + 0.21%, 4.23%, due 10/25/46	3,891,436

514,761	Bear Stearns ARM Trust, Series 05-9, Class A1, Variable Rate, U.S. Treasury Yield 1 Year CMT + 2.30%, 5.23%, due 10/25/35	472,202

3,967,994	CSMC Mortgage-Backed Trust, Series 07-4, Class 2A1, 6.00%, due 06/25/37	2,308,512

1,337,790	IndyMac INDA Mortgage Loan Trust, Series 06-AR3, Class 1A1, Variable Rate, 3.51%, due 12/25/36	1,123,085

913,303	IndyMac INDA Mortgage Loan Trust, Series 07-AR1, Class 1A1, Variable Rate, 3.01%, due 03/25/37	743,829

7,666,287	IndyMac INDX Mortgage Loan Trust, Series 06-AR2, Class 1A1A, Variable Rate, 1 mo. LIBOR + 0.44%, 4.48%, due 04/25/46	6,217,654

1,627,406	Morgan Stanley Mortgage Loan Trust, Series 06-2, Class 6A, 6.50%, due 02/25/36	816,689

57,533	RFMSI Trust, Series 05-SA4, Class 2A2, Variable Rate, 4.17%, due 09/25/35	54,474

4,675,631	Structured Adjustable Rate Mortgage Loan Trust, Series 05-9, Class 2A2A, Variable Rate, 12 MTA + 1.40%, 3.09%, due 05/25/35	3,547,881

796,867	WaMu Mortgage Pass-Through Certificates, Series 05-AR10, Class 1A3, Variable Rate, 3.83%, due 09/25/35	697,457

Par Value†	Description	Value ($)

	Asset-Backed Securities — continued

	Residential Mortgage-Backed Securities — Prime — continued

915,656	WaMu Mortgage Pass-Through Certificates, Series 06-AR19, Class 2A, Variable Rate, 12 MTA + 1.25%, 2.94%, due 01/25/47	812,835

2,216,913	Washington Mutual Mortgage Pass-Through Certificates, Series 05-4, Class CB3, Variable Rate, 1 mo. LIBOR + 0.45%, 4.49%, due 06/25/35	1,929,648

2,293,439	Washington Mutual Mortgage Pass-Through Certificates, Series 05-10, Class 4CB3, Variable Rate, 1 mo. LIBOR + 0.60%, 4.64%, due 12/25/35	1,993,608

9,037,404	Washington Mutual Mortgage Pass-Through Certificates, Series 07-5, Class A6, 6.00%, due 06/25/37	8,708,389

	Total Residential Mortgage-Backed Securities — Prime	33,317,699

	Residential Mortgage-Backed Securities — Subprime — 1.9%

1,238,678	Asset Backed Funding Certificates Trust, Series 05-AQ1, Class A5, Step Up, 4.36%, due 06/25/35	1,161,469

1,319,324	BCAP LLC, Series 14-RR2, Class 11A3, 144A, Variable Rate, 3.48%, due 05/26/37	1,265,105

9,697,144	Bravo Mortgage Asset Trust, Series 06-1A, Class M1, 144A, Variable Rate, 1 mo. LIBOR + 0.60%, 4.62%, due 07/25/36	8,069,750

597,754	Carrington Mortgage Loan Trust, Series 07-RFC1, Class A3, Variable Rate, 1 mo. LIBOR + 0.14%, 4.18%, due 12/25/36	563,341

1,043,206	CHL Mortgage Pass-Through Trust, Series 04-HYB6, Class A2, Variable Rate, 3.87%, due 11/20/34	952,219

2,794,767	First Franklin Mortgage Loan Trust, Series 06-FF12, Class A1, Variable Rate, 1 mo. LIBOR + 0.11%, 4.15%, due 09/25/36	2,456,467

877,307	Lehman XS Trust, Series 07-15N, Class 2A1, Variable Rate, 1 mo. LIBOR + 0.50%, 4.54%, due 08/25/37	775,650

3,264,549	Residential Asset Mortgage Products Trust, Series 05-RS1, Class MII2, Variable Rate, 1 mo. LIBOR + 0.80%, 5.24%, due 01/25/35	2,897,954

	Total Residential Mortgage-Backed Securities — Subprime	18,141,955

	Residential Mortgage-Backed Securities — Alt-A — 2.7%

346,515	Alternative Loan Trust, Series 04-J11, Class 1CB1, 5.50%, due 11/25/34	328,919

2,554,560	Alternative Loan Trust, Series 05-18CB, Class A8, 5.50%, due 05/25/35	2,349,147

1,614,834	Alternative Loan Trust, Series 06-7CB, Class 1A1, Variable Rate, 1 mo. LIBOR + 0.70%, 4.74%, due 05/25/36	704,146

GMO Opportunistic Income Fund

(A Series of GMO Trust)

Schedule of Investments — (Continued)

(showing percentage of total net assets)

November 30, 2022 (Unaudited)

Par Value†	Description	Value ($)

	Asset-Backed Securities — continued

	Residential Mortgage-Backed Securities — Alt-A — continued

1,624,748	Alternative Loan Trust, Series 06-28CB, Class A1, Variable Rate, 1 mo. LIBOR + 0.70%, 4.74%, due 10/25/36	677,404

1,324,311	Bear Stearns ALT-A Trust, Series 04-11, Class 1M1, Variable Rate, 1 mo. LIBOR + 0.90%, 4.94%, due 11/25/34	1,284,800

2,182,929	Bear Stearns ALT-A Trust, Series 07-1, Class 1A1, Variable Rate, 1 mo. LIBOR + 0.32%, 4.36%, due 01/25/47	1,698,654

1,976,759	Bear Stearns Asset Backed Securities I Trust, Series 04-AC5, Class A1, Step Up, 5.75%, due 10/25/34	1,802,238

3,896,777	Citigroup Mortgage Loan Trust, Inc., Series 06-AR5, Class 2A2A, Variable Rate, 3.57%, due 07/25/36	2,237,820

11,166,103	GSAA Home Equity Trust, Series 06-9, Class A3, Variable Rate, 1 mo. LIBOR + 0.32%, 4.36%, due 06/25/36	2,494,868

9,557,759	GSR Mortgage Loan Trust, Series 07-OA2, Class 1A1, Variable Rate, 2.71%, due 06/25/47	5,964,800

6,976,363	HarborView Mortgage Loan Trust, Series 07-4, Class 2A1, Variable Rate, 1 mo. LIBOR + 0.22%, 4.16%, due 07/19/47	6,094,867

183,525	JP Morgan Resecuritization Trust, Series 09-10, Class 7A1, 144A, Variable Rate, 6.93%, due 02/26/37	179,171

	Total Residential Mortgage-Backed Securities — Alt-A	25,816,834

	Small Balance Commercial Mortgages — 6.3%

2,999,213	Bayview Commercial Asset Trust, Series 05-2A, Class A1, 144A, Variable Rate, 1 mo. LIBOR + 0.47%, 4.51%, due 08/25/35	2,738,483

1,637,813	Bayview Commercial Asset Trust, Series 05-4A, Class A2, 144A, Variable Rate, 1 mo. LIBOR + 0.59%, 4.63%, due 01/25/36	1,485,343

1,881,237	Bayview Commercial Asset Trust, Series 06-1A, Class A2, 144A, Variable Rate, 1 mo. LIBOR + 0.54%, 4.58%, due 04/25/36	1,672,595

829,451	Bayview Commercial Asset Trust, Series 06-1A, Class M1, 144A, Variable Rate, 1 mo. LIBOR + 0.57%, 4.61%, due 04/25/36	730,820

1,188,935	Bayview Commercial Asset Trust, Series 06-2A, Class A1, 144A, Variable Rate, 1 mo. LIBOR + 0.35%, 4.39%, due 07/25/36	1,079,399

2,431,981	Bayview Commercial Asset Trust, Series 06-2A, Class A2, 144A, Variable Rate, 1 mo. LIBOR + 0.42%, 4.46%, due 07/25/36	2,214,301

2,882,711	Bayview Commercial Asset Trust, Series 06-3A, Class A1, 144A, Variable Rate, 1 mo. LIBOR + 0.38%, 4.42%, due 10/25/36	2,674,449

9,074,334	Bayview Commercial Asset Trust, Series 06-SP2, Class A, 144A, Variable Rate, 1 mo. LIBOR + 0.42%, 4.46%, due 01/25/37	8,157,678

Par Value†	Description	Value ($)

	Asset-Backed Securities — continued

	Small Balance Commercial Mortgages — continued

1,838,783	Bayview Commercial Asset Trust, Series 07-1, Class A1, 144A, Variable Rate, 1 mo. LIBOR + 0.22%, 4.37%, due 03/25/37	1,652,351

2,637,428	Bayview Commercial Asset Trust, Series 07-3, Class A1, 144A, Variable Rate, 1 mo. LIBOR + 0.24%, 4.28%, due 07/25/37	2,306,370

5,581,602	Bayview Commercial Asset Trust, Series 07-2A, Class A1, 144A, Variable Rate, 1 mo. LIBOR + 0.27%, 4.31%, due 07/25/37	4,873,405

1,864,556	Bayview Commercial Asset Trust, Series 08-1, Class A4, 144A, Variable Rate, 1 mo. LIBOR + 1.50%, 5.54%, due 01/25/38	1,783,653

88,502,631	FRESB Mortgage Trust, Series 20-SB76, Class X1, IO, Variable Rate, 1.29%, due 05/25/30	3,860,520

20,491,593	FRESB Mortgage Trust, Series 20-SB74, Class X1, Variable Rate, 1.24%, due 03/25/40	798,371

70,512,249	FRESB Mortgage Trust, Series 20-SB77, Class X1, IO, Variable Rate, 0.99%, due 06/25/40	2,600,471

1,877,932	Lehman Brothers Small Balance Commercial Mortgage Trust, Series 06-1A, Class B, 144A, Variable Rate, 1 mo. LIBOR + 1.00%, 5.04%, due 04/25/31	1,849,077

3,804,002	Lehman Brothers Small Balance Commercial Mortgage Trust, Series 07-2A, Class M1, 144A, Variable Rate, 1 mo. LIBOR + 0.40%, 4.44%, due 06/25/37	3,646,736

6,150,929	Lehman Brothers Small Balance Commercial Mortgage Trust, Series 07-3A, Class M1, 144A, Variable Rate, 5.43%, due 10/25/37	5,818,088

6,704,725	Velocity Commercial Capital Loan Trust, Series 21-4, Class A, 144A, Variable Rate, 2.52%, due 12/26/51	5,673,523

1,800,911	Velocity Commercial Capital Loan Trust, Series 21-4, Class M3, 144A, Variable Rate, 3.81%, due 12/26/51	1,450,014

2,703,290	WaMu Commercial Mortgage Securities Trust, Series 07-SL2, Class E, 144A, Variable Rate, 3.04%, due 12/27/49	2,620,311

	Total Small Balance Commercial Mortgages	59,685,958

	Student Loans — Federal Family Education Loan Program — 5.1%

5,394,773	AccessLex Institute, Series 04-2, Class B, Variable Rate, 3 mo. LIBOR + 0.70%, 5.06%, due 01/25/43	4,900,689

2,924,427	Collegiate Funding Services Education Loan Trust, Series 05-B, Class B, Variable Rate, 3 mo. LIBOR + 0.32%, 3.96%, due 03/28/35	2,406,870

7,698,646	SLC Student Loan Trust, Series 08-2, Class A4, Variable Rate, 3 mo. LIBOR + 0.90%, 4.19%, due 06/15/21	7,435,416

16,906,755	SLM Student Loan Trust, Series 08-9, Class A, Variable Rate, 3 mo. LIBOR + 1.50%, 5.86%, due 04/25/23	16,701,100

GMO Opportunistic Income Fund

(A Series of GMO Trust)

Schedule of Investments — (Continued)

(showing percentage of total net assets)

November 30, 2022 (Unaudited)

Par Value†	Description	Value ($)

	Asset-Backed Securities — continued

	Student Loans — Federal Family Education Loan Program — continued

7,175,460	SLM Student Loan Trust, Series 08-5, Class A4, Variable Rate, 3 mo. LIBOR + 1.70%, 6.06%, due 07/25/23	7,075,330

9,175,055	SLM Student Loan Trust, Series 08-4, Class A4, Variable Rate, 3 mo. LIBOR + 1.65%, 6.01%, due 07/25/25	9,127,876

	Total Student Loans - Federal Family Education Loan Program	47,647,281

	Student Loans — Private — 12.9%

1,790,880	Access Group, Inc., Series 05-A, Class B, Variable Rate, 3 mo. LIBOR + 0.80%, 5.16%, due 07/25/34	1,723,147

6,256,706	KeyCorp Student Loan Trust, Series 06-A, Class 2C, Variable Rate, 3 mo. LIBOR + 1.30%, 4.93%, due 12/27/38	5,830,650

3,665,247	KeyCorp Student Loan Trust, Series 06-A, Class 2B, Variable Rate, 3 mo. LIBOR + 0.48%, 4.11%, due 12/27/41	3,634,960

498,133	KeyCorp Student Loan Trust, Series 04-A, Class 2C, Variable Rate, 3 mo. LIBOR + 0.80%, 5.16%, due 04/28/42	497,108

5,622,500	KeyCorp Student Loan Trust, Series 04-A, Class 2D, Variable Rate, 3 mo. LIBOR + 1.25%, 5.61%, due 07/28/42	5,160,138

8,775,000	National Collegiate Commutation Trust, Series 07-3, Class A3R4, 144A, Variable Rate, 3.60%, due 03/31/38 (a)	2,347,313

7,625,000	National Collegiate II Commutation Trust, Series 07-4, Class A3R7, Variable Rate, 28-DayAuct + 0.00%, 2.54%, due 03/25/38 (a)	1,982,500

3,275,000	National Collegiate II Commutation Trust, Series 07-4, Class A3R6, Variable Rate, 28-DayAuct + 0.00%, 5.28%, due 03/25/38 (a)	851,500

4,335,351	National Collegiate Student Loan Trust, Series 06-4, Class A4, Variable Rate, 1 mo. LIBOR + 0.31%, 4.35%, due 05/25/32	4,043,533

3,199,578	National Collegiate Student Loan Trust, Series 07-2, Class A4, Variable Rate, 1 mo. LIBOR + 0.29%, 4.31%, due 01/25/33	2,993,763

10,529,205	National Collegiate Student Loan Trust, Series 06-1, Class A5, Variable Rate, 1 mo. LIBOR + 0.35%, 4.37%, due 03/25/33	9,825,979

4,343,101	National Collegiate Student Loan Trust, Series 05-2, Class A51, Variable Rate, 1 mo. LIBOR + 0.37%, 4.39%, due 06/25/33	4,057,166

15,126,381	National Collegiate Student Loan Trust, Series 07-1, Class A4, Variable Rate, 1 mo. LIBOR + 0.31%, 4.32%, due 10/25/33	14,152,005

4,759,575	National Collegiate Student Loan Trust, Series 04-2, Class B, Variable Rate, 1 mo. LIBOR + 0.54%, 4.56%, due 12/26/33	4,528,513

75,000	National Collegiate Student Loan Trust, Series 07-4, Class A3A7, Variable Rate, 7.54%, due 03/25/38 (b)	57,000

Par Value†	Description	Value ($)

	Asset-Backed Securities — continued

	Student Loans — Private — continued

25,000	National Collegiate Student Loan Trust, Series 07-3, Class A3A4, Variable Rate, 7.62%, due 03/25/38 (b)	19,000

4,006,736	Navient Student Loan Trust, Series 22-A, Class A, 144A, 2.23%, due 07/15/70	3,485,011

3,382,587	Nelnet Student Loan Trust, Series 21-A, Class APT1, 144A, 1.36%, due 04/20/62	2,979,787

3,729,000	SLM Private Credit Student Loan Trust, Series 03-A, Class A3, Variable Rate, 7.34%, due 06/15/32 (a)	3,635,775

5,400,350	SLM Private Credit Student Loan Trust, Series 03-C, Class C, Variable Rate, 3 mo. LIBOR + 1.60%, 4.89%, due 09/15/32	1,727,852

1,850,000	SLM Private Credit Student Loan Trust, Series 03-C, Class A3, Variable Rate, 7.36%, due 09/15/32 (a)	1,803,750

3,863,204	SLM Private Credit Student Loan Trust, Series 04-A, Class A3, Variable Rate, 3 mo. LIBOR + 0.40%, 3.69%, due 06/15/33	3,764,998

9,080,000	SLM Private Credit Student Loan Trust, Series 04-B, Class A4, Variable Rate, 3 mo. LIBOR + 0.43%, 3.72%, due 09/15/33	8,718,455

6,407,828	SLM Private Credit Student Loan Trust, Series 06-A, Class A5, Variable Rate, 3 mo. LIBOR + 0.29%, 3.58%, due 06/15/39	6,015,054

11,212,977	SLM Private Credit Student Loan Trust, Series 05-B, Class A4, Variable Rate, 3 mo. LIBOR + 0.33%, 3.62%, due 06/15/39	10,547,714

9,074,002	SLM Private Credit Student Loan Trust, Series 06-B, Class A5, Variable Rate, 3 mo. LIBOR + 0.27%, 3.56%, due 12/15/39	8,550,301

2,672,291	SLM Private Credit Student Loan Trust, Series 06-C, Class C, Variable Rate, 3 mo. LIBOR + 0.39%, 3.68%, due 12/15/39	2,378,726

6,989,400	Towd Point Asset Trust, Series 18-SL1, Class B, 144A, Variable Rate, 1 mo. LIBOR + 1.05%, 5.07%, due 01/25/46	6,653,234

	Total Student Loans - Private	121,964,932

	Total Asset-Backed Securities	794,377,207

	Corporate Debt — 0.4%

	Airlines — 0.4%

2,568,125	American Airlines Class AA Pass-Through Certificates, 3.65%, due 02/15/29	2,305,153

1,406,997	American Airlines Class AA Pass-Through Certificates, 3.35%, due 04/15/31	1,237,614

	Total Airlines	3,542,767

	Total Corporate Debt	3,542,767

	U.S. Government — 5.5%

1,000,000	U.S. Treasury Note, Variable Rate, USBM + 0.04%, 4.37%, due 10/31/23 (c)	1,000,752

3,700,000	U.S. Treasury Note, Variable Rate, USBM - 0.08%, 4.26%, due 04/30/24	3,693,507

GMO Opportunistic Income Fund

(A Series of GMO Trust)

Schedule of Investments — (Continued)

(showing percentage of total net assets)

November 30, 2022 (Unaudited)

Par Value†	Description	Value ($)

	Corporate Debt — continued

	U.S. Government — continued

47,000,000	U.S. Treasury Note, Variable Rate, USBM + 0.04%, 4.37%, due 07/31/24 (c)	46,940,085

	Total U.S. Government	51,634,344

	U.S. Government Agency — 0.6%

705,000	Agency for International Development Floater (Support of Tunisia), Variable Rate, 6 mo. LIBOR - 0.02%, 5.22%, due 07/01/23 (a)	703,076

2,468,750	Agency for International Development Floater (Support of Morocco), Variable Rate, 6 mo. LIBOR - 0.02%, 5.20%, due 02/01/25 (a)	2,444,062

3,000,000	Agency for International Development Floater (Support of Morocco), Variable Rate, 6 mo. LIBOR + 0.15%, 5.31%, due 10/29/26 (a)	2,959,141

	Total U.S. Government Agency	6,106,279

	TOTAL DEBT OBLIGATIONS (COST $962,366,188)	855,660,597

Shares / Par Value†	Description	Value ($)

	MUTUAL FUNDS — 1.2%

	United States — 1.2%

	Affiliated Issuers — 1.2%

2,183,242	GMO U.S. Treasury Fund	10,872,546

	TOTAL MUTUAL FUNDS (COST $11,003,541)	10,872,546

	SHORT-TERM INVESTMENTS — 2.8%

	U.S. Government Agency — 0.5%

5,000,000	Federal Home Loan Banks, Variable Rate, SOFR + 0.03%, 3.84%, due 12/02/22	4,999,999

	Repurchase Agreements — 2.3%

21,999,790	Nomura Securities International, Inc. Repurchase Agreement, dated, 11/30/22 maturing on 12/01/22 with a maturity value of $22,002,113 and an effective yield of 3.80%, collateralized by a U.S. Treasury Note with maturity date 11/30/24 and a market value of $22,448,752.	21,999,790

	TOTAL SHORT-TERM INVESTMENTS (COST $26,999,790)	26,999,789

PURCHASED OPTIONS — 0.0%

Description	Counterparty	Exercise Rate	Expiration Date	Principal/ Notional Amount	Floating Rate Index	Pay/Receive Floating Rate	Value ($)

Options on Credit Default Swaps — Puts — 0.0%
CDX.NA.IG.S39	DB	85.00%	12/21/22	USD 74,835,000	Fixed Spread	Pay	38,766

TOTAL PURCHASED OPTIONS (COST $179,604)	38,766

TOTAL INVESTMENTS — 94.6% (Cost $1,000,549,123)	893,571,698

Other Assets and Liabilities (net) — 5.4%	50,708,716

TOTAL NET ASSETS — 100.0%	$944,280,414

A summary of outstanding financial instruments at November 30, 2022 is as follows:

Forward Currency Contracts

Settlement Date	Counter- party	Currency Sold		Currency Purchased		Net Unrealized Appreciation (Depreciation) ($)
01/18/2023	MSCI	EUR	4,706,200	USD	4,925,325	$9,086

GMO Opportunistic Income Fund

(A Series of GMO Trust)

Schedule of Investments — (Continued)

November 30, 2022 (Unaudited)

Futures Contracts

Number of Contracts +	Type	Expiration Date	Notional Amount ($)	Value/Net Unrealized Appreciation (Depreciation) ($)
Buys
950	U.S. Treasury Note 2 Yr. (CBT)	March 2023	195,091,407	608,458
512	U.S. Treasury Note 5 Yr. (CBT)	March 2023	55,588,001	328,150
73	U.S. Treasury Ultra 10 Yr. (CBT)	March 2023	8,734,906	49,949

			$259,414,314	$986,557

Number of Contracts +	Type	Expiration Date	Notional Amount ($)	Value/Net Unrealized Appreciation (Depreciation) ($)
Sales
157	U.S. Treasury Note 10 Yr. (CBT)	March 2023	$17,819,500	$16,685

+	Buys - Fund is long the futures contract.
Sales - Fund is short the futures contract.

Written Options

Description	Counterparty	Exercise Rate	Expiration Date	Principal/ Notional Amount		Floating Rate Index	Pay/Receive Floating Rate	Value ($)
Written Options on Credit Default Swaps — Puts
CDX.NA.IG.S39	DB	105.00%	12/21/22	USD	(54,225,000)	Fixed Spread	Pay	(5,040)
CDX.NA.IG.S39	BCLY	105.00%	12/21/22	USD	(70,500,000)	Fixed Spread	Pay	(6,553)
CDX.NA.IG.S39	DB	100.00%	01/18/23	USD	(74,835,000)	Fixed Spread	Pay	(39,924)

			Total Written Options On Credit Default Swaps — Puts					(51,517)

			TOTAL WRITTEN OPTIONS (Premiums $400,325)					$(51,517)

Swap Contracts

Centrally Cleared Credit Default Swaps

Reference Entity	Notional Amount		Annual Premium	Implied Credit Spread (1)	Maximum Potential Amount of Future Payments by the Fund Under the Contract (2)	Expiration Date	Periodic Payment Frequency	Premiums Paid/ (Received) ($)	Value ($)	Net Unrealized Appreciation/ (Depreciation) ($)
Buy Protection^:
CDX.NA.HY.S37.V2	USD	13,355,100	5.00%	3.81%	N/A	12/20/2026	Quarterly	(741,208)	(537,756)	203,452
ITRAXX.XO.36.V1	EUR	16,780,000	5.00%	3.99%	N/A	12/20/2026	Quarterly	(597,455)	(601,733)	(4,278)
CDX.NA.IG.S39	USD	124,725,000	1.00%	0.76%	N/A	12/20/2027	Quarterly	(471,153)	(1,361,997)	(890,844)

								$(1,809,816)	$(2,501,486)	$(691,670)

OTC Credit Default Swaps

Reference Entity	Counter- party	Notional Amount		Annual Premium	Implied Credit Spread (1)	Maximum Potential Amount of Future Payments by the Fund Under the Contract (2)	Expiration Date	Periodic Payment Frequency	Premiums Paid/ (Received) ($)	Value ($)	Net Unrealized Appreciation/ (Depreciation) ($)
Buy Protection^:
CDX.NA.HYS.29	JPM	USD	870,000	5.00%	0.07%	N/A	12/20/2022	Quarterly	(51,765)	(2,346)	49,419
CDX.NA.HYS.29	JPM	USD	6,425,250	5.00%	0.07%	N/A	12/20/2022	Quarterly	(282,711)	(17,325)	265,386
CDX.NA.HYS.29	MORD	USD	3,450,800	5.00%	0.07%	N/A	12/20/2022	Quarterly	(188,414)	(9,305)	179,109
Navient Corp.	BCLY	USD	2,082,800	5.00%	1.35%	N/A	12/20/2022	Quarterly	(160,628)	(4,173)	156,455
Navient Corp.	BCLY	USD	3,435,200	5.00%	1.35%	N/A	12/20/2022	Quarterly	(264,646)	(6,883)	257,763
Navient Corp.	GS	USD	2,700,000	5.00%	1.35%	N/A	12/20/2022	Quarterly	(277,471)	(5,410)	272,061

GMO Opportunistic Income Fund

(A Series of GMO Trust)

Schedule of Investments — (Continued)

November 30, 2022 (Unaudited)

Swap Contracts — continued

OTC Credit Default Swaps — continued

Reference Entity	Counter- party	Notional Amount		Annual Premium	Implied Credit Spread (1)	Maximum Potential Amount of Future Payments by the Fund Under the Contract (2)	Expiration Date	Periodic Payment Frequency	Premiums Paid/ (Received) ($)	Value ($)	Net Unrealized Appreciation/ (Depreciation) ($)
Navient Corp.	GS	USD	4,050,000	5.00%	1.35%	N/A	12/20/2022	Quarterly	(421,122)	(8,114)	413,008
CDX.NA.HYS.31	CITI	USD	3,941,000	5.00%	1.56%	N/A	12/20/2023	Quarterly	(15,370)	(139,911)	(124,541)
CDX.NA.HYS.31	CITI	USD	4,025,000	5.00%	1.56%	N/A	12/20/2023	Quarterly	41,458	(142,893)	(184,351)
CDX.NA.HYS.31	CITI	USD	7,055,000	5.00%	1.56%	N/A	12/20/2023	Quarterly	44,878	(250,462)	(295,340)
CMBX.NA.A.7	CGMI	USD	1,420,000	2.00%	8.95%	N/A	01/17/2047	Monthly	89,177	79,879	(9,298)
CMBX.NA.A.7	CITI	USD	10,000,000	2.00%	8.95%	N/A	01/17/2047	Monthly	593,750	562,528	(31,222)
CMBX.NA.A.7	GS	USD	2,840,000	2.00%	8.95%	N/A	01/17/2047	Monthly	156,358	159,758	3,400
CMBX.NA.AS.7	BOA	USD	4,505,000	1.00%	1.36%	N/A	01/17/2047	Monthly	47,352	13,310	(34,042)
CMBX.NA.AS.7	DB	USD	7,608,000	1.00%	1.36%	N/A	01/17/2047	Monthly	(119,899)	22,477	142,376
CMBX.NA.AS.7	DB	USD	16,677,794	1.00%	1.36%	N/A	01/17/2047	Monthly	197,705	49,273	(148,432)
CMBX.NA.AS.7	GS	USD	4,400,000	1.00%	1.36%	N/A	01/17/2047	Monthly	112,812	12,999	(99,813)
CMBX.NA.AS.7	MORD	USD	13,270,000	1.00%	1.36%	N/A	01/17/2047	Monthly	205,782	39,205	(166,577)
CMBX.NA.AA.11	CGMI	USD	4,000,000	1.50%	1.91%	N/A	11/18/2054	Monthly	(6,041)	68,468	74,509
CMBX.NA.AA.11	CGMI	USD	4,626,000	1.50%	1.91%	N/A	11/18/2054	Monthly	(63,740)	79,184	142,924
CMBX.NA.AA.11	MORD	USD	4,624,500	1.50%	1.91%	N/A	11/18/2054	Monthly	(67,279)	79,158	146,437
CMBX.NA.AA.11	MORD	USD	4,624,500	1.50%	1.91%	N/A	11/18/2054	Monthly	(61,371)	79,158	140,529
CMBX.NA.AA.8	CSI	USD	8,892,000	1.50%	1.66%	N/A	10/17/2057	Monthly	247,717	24,470	(223,247)
CMBX.NA.AS.8	CGMI	USD	8,892,000	1.00%	0.98%	N/A	10/17/2057	Monthly	73,095	(3,437)	(76,532)
CMBX.NA.AS.8	MORD	USD	3,384,000	1.00%	0.98%	N/A	10/17/2057	Monthly	140,432	(1,308)	(141,740)
CMBX.NA.BBB-.8	GS	USD	1,444,000	3.00%	12.92%	N/A	10/17/2057	Monthly	216,864	226,074	9,210
CMBX.NA.BBB-.8	GS	USD	4,224,000	3.00%	12.92%	N/A	10/17/2057	Monthly	400,908	661,313	260,405
CMBX.NA.BBB-.9	DB	USD	2,936,200	3.00%	11.56%	N/A	09/17/2058	Monthly	356,201	573,674	217,473
CMBX.NA.BBB-.9	MORD	USD	5,116,800	3.00%	11.56%	N/A	09/17/2058	Monthly	584,727	999,719	414,992
CMBX.NA.BBB-.10	GS	USD	1,752,000	3.00%	8.64%	N/A	11/17/2059	Monthly	326,310	301,404	(24,906)
CMBX.NA.BBB-.10	GS	USD	4,000,000	3.00%	8.64%	N/A	11/17/2059	Monthly	745,000	688,138	(56,862)
CMBX.NA.AA.12	GS	USD	6,974,000	1.50%	2.05%	N/A	08/17/2061	Monthly	(61,732)	185,481	247,213
CMBX.NA.AA.6	GS	USD	4,703,648	1.50%	64.87%	N/A	05/11/2063	Monthly	34,885	197,494	162,609
CMBX.NA.BBB-.6	CGMI	USD	4,274,000	3.00%	172.2%	N/A	05/11/2063	Monthly	1,357,351	669,494	(687,857)
CMBX.NA.BB.14	GS	USD	1,360,000	5.00%	9.89%	N/A	12/16/2072	Monthly	75,915	313,464	237,549
CMBX.NA.BB.14	GS	USD	3,140,000	5.00%	9.89%	N/A	12/16/2072	Monthly	175,274	723,732	548,458
CMBX.NA.BB.14	MSCI	USD	4,235,000	5.00%	9.89%	N/A	12/16/2072	Monthly	427,602	976,117	548,515
CMBX.NA.BBB-.13	CGMI	USD	2,000,000	3.00%	6.96%	N/A	12/16/2072	Monthly	286,083	382,312	96,229
CMBX.NA.BBB-.13	GS	USD	273,500	3.00%	6.96%	N/A	12/16/2072	Monthly	16,840	52,281	35,441
CMBX.NA.BBB-.13	GS	USD	1,800,000	3.00%	6.96%	N/A	12/16/2072	Monthly	66,662	344,081	277,419
CMBX.NA.BBB-.13	GS	USD	1,860,000	3.00%	6.96%	N/A	12/16/2072	Monthly	360,375	355,550	(4,825)
CMBX.NA.BBB-.13	MSCI	USD	4,982,250	3.00%	6.96%	N/A	12/16/2072	Monthly	674,981	952,388	277,407
Sell Protection^:
CDX.NA.HYS.29.V1-5Y	BOA	USD	5,115,600	5.00%	0.07%	5,115,600 USD	12/20/2022	Quarterly	742,274	13,794	(728,480)
CDX.NA.HYS.29.V1-5Y	MORD	USD	4,264,000	5.00%	0.07%	4,264,000 USD	12/20/2022	Quarterly	644,717	11,497	(633,220)
CDX.NA.HYS.29.V6-5Y	CITI	USD	5,994,100	5.00%	0.07%	5,994,100 USD	12/20/2022	Quarterly	229,274	16,163	(213,111)
CDX.NA.HYS.31.V14-5Y	CITI	USD	2,866,000	5.00%	0.38%	2,866,000 USD	12/20/2023	Quarterly	293,765	137,093	(156,672)
CDX.NA.HYS.31.V14-5Y	CITI	USD	4,657,000	5.00%	0.38%	4,657,000 USD	12/20/2023	Quarterly	492,478	222,764	(269,714)
CDX.NA.HYS.31.V14-5Y	CITI	USD	8,050,000	5.00%	0.38%	8,050,000 USD	12/20/2023	Quarterly	539,350	385,066	(154,284)
CDX.NA.HYS.33.V12-5Y	JPM	USD	10,394,872	5.00%	0.22%	10,394,872 USD	12/20/2024	Quarterly	1,704,759	967,727	(737,032)
CDX.NA.HYS.33.V12-5Y	MORD	USD	2,800,896	5.00%	0.22%	2,800,895 USD	12/20/2024	Quarterly	482,034	260,754	(221,280)
CDX.NA.HYS.33.V1-5Y	GS	USD	25,937,869	5.00%	0.22%	25,937,869 USD	12/20/2024	Quarterly	5,736,853	2,414,727	(3,322,126)
CDX.NA.HYS.33.V3-5Y	CITI	USD	4,201,343	5.00%	0.22%	4,201,343 USD	12/20/2024	Quarterly	444,572	391,131	(53,441)
CDX.NA.HYS.33.V12-5Y	CITI	USD	10,598,036	5.00%	0.22%	10,598,036 USD	12/20/2024	Quarterly	1,827,631	986,641	(840,990)
CDX.NA.HYS.35	GS	USD	6,643,000	5.00%	1.47%	6,643,000 USD	12/20/2025	Quarterly	396,845	669,336	272,491
CDX.NA.HY.S37.35	GS	USD	33,720,000	5.00%	0.59%	33,720,000 USD	12/20/2026	Quarterly	6,308,637	5,321,135	(987,502)
ITRAXX.XO.36 35	MSCI	EUR	33,560,000	5.00%	0.81%	33,560,000 EUR	12/20/2026	Quarterly	5,830,388	5,243,644	(586,744)
CMBX.NA.AA.7	CITI	USD	5,000,000	1.50%	5.21%	5,000,000 USD	01/17/2047	Monthly	(125,000)	(151,852)	(26,852)
CMBX.NA.A.9	GS	USD	4,158,800	2.00%	3.86%	4,158,800 USD	09/17/2058	Monthly	54,550	(196,145)	(250,695)
CMBX.NA.A.9	CGMI	USD	2,500,000	2.00%	3.86%	2,500,000 USD	09/17/2058	Monthly	(74,374)	(117,910)	(43,536)
CMBX.NA.AAA.10	GS	USD	7,540,000	0.50%	0.54%	7,540,000 USD	11/17/2059	Monthly	68,960	(11,591)	(80,551)
CMBX.NA.AAA.13	MORD	USD	14,445,000	0.50%	0.72%	14,445,000 USD	12/16/2072	Monthly	(311,920)	(188,059)	123,861
CMBX.NA.AAA.13	GS	USD	2,825,000	0.50%	0.72%	2,825,000 USD	12/16/2072	Monthly	6,615	(36,778)	(43,393)

									$31,306,713	$25,620,153	$(5,686,560)

GMO Opportunistic Income Fund

(A Series of GMO Trust)

Schedule of Investments — (Continued)

November 30, 2022 (Unaudited)

^

Buy Protection - Fund pays a premium and buys credit protection. If a credit event occurs the Fund will, depending on the terms of the particular swap contract, either (i) receive from the seller of protection an amount equal to the notional amount of the swap and deliver the referenced obligation or underlying securities comprising the referenced index or (ii) receive a net settlement amount in the form of cash or securities equal to the notional amount of the swap less the recovery value of the referenced obligation or underlying securities comprising the referenced index.

Sell Protection - Fund receives a premium and sells credit protection. If a credit event occurs the Fund will, depending on the terms of the particular swap contract, either (i) pay to the buyer of protection an amount equal to the notional amount of the swap and take delivery of the referenced obligation or underlying securities comprising the referenced index or (ii) pay a net settlement amount in the form of cash or securities equal to the notional amount of the swap less the recovery value of the referenced obligation or underlying securities comprising the referenced index.

(1)

As of November 30, 2022, implied credit spreads in absolute terms, calculated using a model, and utilized in determining the market value of credit default swap contracts on the reference security, serve as an indicator of the current status of the payment/performance risk and reflect the likelihood or risk of default for the reference entity. The implied credit spread of a particular referenced entity reflects the cost of buying/selling protection. Wider (i.e. higher) credit spreads represent a deterioration of the referenced entity’s credit soundness and a greater likelihood or risk of default or other credit event occurring as defined under the terms of the contract.

(2)	The maximum potential amount the Fund could be required to pay as a seller of credit protection if a credit event occurs as defined under the terms of that particular swap contract.

As of November 30, 2022, for the above contracts and/or agreements, the Fund had sufficient cash and/or securities to cover commitments or collateral requirements, if any, of the relevant broker or exchange.

Notes to Schedule of Investments:

†	Denominated in U.S. Dollar, unless otherwise indicated.

(a)

Investment valued at fair value using methods determined in good faith by the Trustees of GMO Trust or persons acting at their direction pursuant to procedures approved by the Trustees. Investment valued using significant unobservable inputs.

(b)	Investment valued using significant unobservable inputs.

(c)

All or a portion of this security has been pledged to cover margin requirements on futures and/or cleared swap contracts, collateral on OTC swap contracts, forward currency contracts, and/or written options, if any.

The rates shown on variable rate notes are the current interest rates at November 30, 2022, which are subject to change based on the terms of the security.

Portfolio Abbreviations:

144A - Securities exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be resold in transactions exempt from registration, normally to qualified institutional investors.

CLO - Collateralized Loan Obligation

CMBS - Commercial Mortgage Backed Security

CMT - Constant Maturity Treasury

FSA - Insured as to the payment of principal and interest by Financial Security Assurance.

IO - Interest Only

LIBOR - London Interbank Offered Rate

MTA - Monthly Treasury Average Index

SOFR - Secured Overnight Financing Rate

USBM - U.S. Treasury 3 Month Bill Money Market Yield

Counterparty Abbreviations:

BCLY - Barclays Bank PLC

BOA - Bank of America, N.A.

CGMI - Citigroup Global Markets Inc.

CITI - Citibank N.A.

CSI - Credit Suisse International

DB - Deutsche Bank AG

GS - Goldman Sachs International

JPM - JPMorgan Chase Bank, N.A.

MORD - Morgan Stanley Capital Services LLC

MSCI - Morgan Stanley & Co. International PLC

Currency Abbreviations:

EUR - Euro

USD - United States Dollar

GMO U.S. Treasury Fund

(A Series of GMO Trust)

Schedule of Investments

(showing percentage of total net assets)

November 30, 2022 (Unaudited)

Par Value† / Shares	Description	Value ($)

	SHORT-TERM INVESTMENTS — 100.6%

	U.S. Government — 53.7%

10,000,000	U.S. Treasury Note, 0.13%, due 01/31/23	9,932,629

40,000,000	U.S. Treasury Note, 0.13%, due 03/31/23	39,428,055

47,000,000	U.S. Treasury Note, 0.25%, due 06/15/23	45,907,617

40,000,000	U.S. Treasury Note, 0.13%, due 08/15/23	38,717,188

55,000,000	U.S. Treasury Note, Variable Rate, USBM - 0.08%, 4.26%, due 04/30/24	54,903,482

26,000,000	U.S. Treasury Note, Variable Rate, USBM + 0.04%, 4.37%, due 07/31/24	25,966,855

	Total U.S. Government	214,855,826

	U.S. Government Agency —12.5%

5,000,000	Federal Home Loan Banks, Variable Rate, SOFR + 0.03%, 3.84%, due 12/02/22	4,999,999

15,000,000	Federal Home Loan Banks, Variable Rate, SOFR + 0.03%, 3.84%, due 01/19/23	15,000,014

5,000,000	Federal Home Loan Banks, Variable Rate, SOFR + 0.02%, 3.83%, due 03/15/23	4,999,866

20,000,000	Federal Home Loan Banks, Variable Rate, SOFR + 0.07%, 3.88%, due 05/08/23	20,000,341

5,000,000	Federal Home Loan Banks, Variable Rate, SOFR + 0.03%, 3.84%, due 06/07/23	5,001,216

	Total U.S. Government Agency	50,001,436

	Repurchase Agreements — 34.2%

26,962,250	Daiwa Capital Markets America, Inc. Repurchase Agreement, dated, 11/30/22 maturing on 12/01/22 with a maturity value of $26,965,021 and an effective yield of 3.70%, collateralized by a U.S. Treasury Note with maturity date 08/15/23 and a market value of $27,512,500.	26,962,250

109,967,638	Daiwa Capital Markets America, Inc. Repurchase Agreement, dated, 11/30/22 maturing on 12/01/22 with a maturity value of $109,979,245 and an effective yield of 3.80%, collateralized by a U.S. Treasury Note with maturity date 04/30/29 and a market value of $112,211,875.	109,967,638

	Total Repurchase Agreements	136,929,888

	Money Market Funds — 0.2%

610,440	State Street Institutional Treasury Plus Money Market Fund – Premier Class, 3.70% (a)	610,440

	TOTAL SHORT-TERM INVESTMENTS (COST $403,748,047)	402,397,590

	TOTAL INVESTMENTS — 100.6% (Cost $403,748,047)	402,397,590

	Other Assets and Liabilities (net) — (0.6)%	(2,321,774)

	TOTAL NET ASSETS — 100.0%	$400,075,816

Notes to Schedule of Investments:

†	Denominated in U.S. Dollar, unless otherwise indicated.

(a)	The rate disclosed is the 7 day net yield as of November 30, 2022.

The rates shown on variable rate notes are the current interest rates at November 30, 2022, which are subject to change based on the terms of the security.

Portfolio Abbreviations:

SOFR - Secured Overnight Financing Rate

USBM - U.S. Treasury 3 Month Bill Money Market Yield

Organization

Each of Asset Allocation Bond Fund, Emerging Country Debt Fund, High Yield Fund, Multi-Sector Fixed Income Fund, Opportunistic Income Fund and U.S. Treasury Fund (each a “Fund” and collectively the “Funds”) is a series of GMO Trust (the “Trust”). The Trust is registered under the Investment Company Act of 1940, as amended (the “1940 Act”), as an open-end management investment company. The Trust was established as a Massachusetts business trust under the laws of The Commonwealth of Massachusetts on June 24, 1985. The Declaration of Trust permits the Trustees of the Trust (“Trustees”) to create an unlimited number of series of shares (Funds) and to subdivide Funds into classes. The Funds are advised and managed by Grantham, Mayo, Van Otterloo & Co. LLC (“GMO”).

The Funds may invest in GMO U.S. Treasury Fund and in money market funds unaffiliated with GMO.

Many of the Funds may invest without limitation in other GMO Funds (“underlying funds”). In particular, pursuant to an exemptive order granted by the Securities and Exchange Commission (“SEC”), some of the Funds may invest in Emerging Country Debt Fund, Opportunistic Income Fund and U.S. Treasury Fund. The financial statements of the underlying funds should be read in conjunction with the Funds’ financial statements. The financial statements are available without charge on the SEC’s website at www.sec.gov or on GMO’s website at www.gmo.com.

Each Fund has elected to be treated or intends to elect to be treated and intends to qualify each tax year as a regulated investment company under Subchapter M of the Internal Revenue Code of 1986, as amended. Each Fund intends to distribute its net investment income, if any, and its net realized short-term and long-term capital gains, if any, after giving effect to any available capital loss carryforwards for U.S. federal income tax purposes. Therefore, each Fund makes no provision for U.S. federal income or excise taxes.

Please see the Funds’ Prospectus, available on www.gmo.com, for information regarding specific risks for each Fund.

Basis of presentation

The preparation of the Schedule of Investments in accordance with accounting principles generally accepted in the United States of America (“U.S. GAAP”) requires GMO to make estimates and assumptions that affect the reported amounts and disclosures in the Schedule of Investments during the reporting period. GMO believes the estimates and security valuations are appropriate; however, actual results may differ from those estimates, and the security valuations reflected in the Schedule of Investments may differ from the value a Fund ultimately realizes upon the sale of those securities.

Portfolio valuation

Typically, the Funds and the underlying funds value fixed income securities at the most recent price supplied by a pricing source determined by GMO. GMO evaluates pricing sources on an ongoing basis and may change a pricing source at any time. GMO monitors erratic or unusual movements (including unusual inactivity) in the prices supplied for a security and has discretion to override a price supplied by a source (e.g., by taking a price supplied by another source) when it believes that the price supplied is not reliable. Alternative pricing sources are often but not always available for securities held by the Funds and the underlying funds.

Exchange-traded securities (other than exchange-traded options) for which market quotations are readily available are valued at (i) the last sale price or (ii) official closing price or (iii) most recent quoted price published by the exchange (if no reported last sale or official closing price) or (iv) the quoted price provided by a pricing source (in the event GMO deems the private market to be a more reliable indicator of market value than the exchange). Exchange-traded options are valued at the last sale price, provided that price is between the closing bid and ask prices. If the last sale price is not within that range, then they will be valued at the closing bid price for long positions and the closing ask price for short positions. Cleared derivatives are valued using the price quoted (which may be based on a model) by the relevant clearing house. If an updated quote for a cleared derivative is not available when a Fund calculates its net asset value, the derivative will generally be valued using an industry standard model, which may differ from the model used by the relevant clearing house. Over-the-counter (“OTC”) derivatives are generally valued at the price determined by an industry standard model. Unlisted securities for which market quotations are readily available are generally valued at the most recent quoted price. Shares of the underlying funds and other open-end registered investment companies are valued at their most recent net asset value.

The foregoing valuation methodologies are modified for equities that trade in non-U.S. securities markets that close before the close of the New York Stock Exchange (“NYSE”) due to time zone differences, including the value of equities that underlie futures, options and other derivatives (to the extent the market for those derivatives closes prior to the close of the NYSE). In those cases, the price will generally be adjusted, to the extent practicable and available, based on inputs from an independent pricing service approved by the Trustees that are intended to reflect valuation changes through the NYSE close. These securities listed on foreign exchanges (including the value of equity securities that underlie futures, options and other derivatives (to the extent the market for such instruments closes prior to the close of the NYSE)) are classified as Level 2 (levels defined below).

“Quoted price” typically means the bid price for securities held long and the ask price for securities sold short. If a market quotation for a security does not involve a bid or an ask, the “quoted price” may be the price provided by a market participant or other third-party pricing source in accordance with the market practice for that security. If an updated quoted price for a security is not available when a Fund calculates its net asset value, the Fund will generally use the last quoted price so long as GMO believes that the last quoted price continues to represent that security’s fair value.

In the case of derivatives, prices determined by a model may reflect an estimate of the average of bid and ask prices, regardless of whether a Fund has a long position or a short position.

If quotations are not readily available or circumstances make an existing valuation methodology or procedure unreliable, derivatives and other securities are valued at fair value as determined in good faith by the Trustees or persons acting at their direction pursuant to procedures approved by the Trustees. Because of the uncertainty inherent in fair value pricing, the price determined for a particular security may be materially different from the value realized upon its sale. The Funds and/or the underlying funds classify such securities as Level 3 (levels defined below). For the period ended November 30, 2022, the Funds did not reduce the value of any of their OTC derivatives contracts, if any, based on the creditworthiness of their counterparties. See Note 4 “Derivative financial instruments” for a further discussion on valuation of derivatives.

U.S. GAAP requires the Funds to disclose the fair value of their investments in a three-level hierarchy (Levels 1, 2 and 3). The valuation hierarchy is based upon the relative observability of inputs to the valuation of the Funds’ investments. The inputs or methodologies used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

Changes in valuation techniques may result in transfers into or out of an investment’s assigned level within the fair value hierarchy. In addition, in periods of market dislocation, the observability of prices and inputs may be reduced for many instruments. This condition, as well as changes related to the liquidity of investments, could cause a security to be reclassified between levels.

The three levels are defined as follows:

Level 1 – Valuations based on quoted prices for identical securities in active markets.

The types of assets and liabilities categorized in Level 1 generally include actively traded domestic and certain foreign equity securities; certain U.S. government obligations; derivatives actively traded on a national securities exchange (such as some futures and options); and shares of open-end mutual funds (even if their investments are valued using Level 2 or Level 3 inputs).

Level 2 – Valuations determined using other significant direct or indirect observable inputs.

The types of assets and liabilities categorized in Level 2 generally include certain U.S. government agency securities, mortgage-backed securities, asset-backed securities, certain sovereign debt obligations, and corporate bonds valued using vendor prices or broker quotes; cleared derivatives and certain OTC derivatives such as swaps, options, swaptions, and forward currency contracts valued using industry standard models; certain restricted securities valued at the most recent available market or quoted price; certain debt obligations, such as collateralized loan obligations, that have yet to begin trading that are valued at cost; and certain foreign equity securities that are adjusted based on inputs from an independent pricing service approved by the Trustees, including the value of equity securities that underlie futures, options and other derivatives (to the extent the market for such instruments closes prior to the close of the NYSE) to reflect estimated valuation changes through the NYSE close.

Level 3 – Valuations based primarily on inputs that are unobservable and significant.

The types of assets and liabilities categorized in Level 3 generally include, but are not limited to, certain debt securities (such as asset-backed, mortgage-backed, loans and sovereign debt) and derivatives even though they may be valued using broker quotes; certain debt securities and derivatives adjusted by a specified discount for liquidity or other considerations; certain sovereign debt securities valued using comparable securities issued by the sovereign adjusted by a specified spread; securities whose trading has been suspended or that have been de-listed from their current primary trading exchange valued at the most recent available market or quoted price; certain investment funds valued based on monthly net asset value statements; securities in default or bankruptcy proceedings for which there is no current market quotation valued at the most recent available market or quoted price and potential litigation recoveries and interests related to bankruptcy proceedings.

The following is a summary of the respective levels assigned to the Funds’ direct securities and derivatives, if any, as of November 30, 2022:

Description	Level 1	Level 2	Level 3	Total
Asset Allocation Bond Fund
Asset Valuation Inputs
Debt Obligations
U.S. Government	$19,751,369	$—	$—	$19,751,369

TOTAL DEBT OBLIGATIONS	19,751,369	—	—	19,751,369

Short-Term Investments	80,097	—	—	80,097

Total Investments	19,831,466	—	—	19,831,466

Total	$19,831,466	$—	$—	$19,831,466

Emerging Country Debt Fund
Asset Valuation Inputs
Debt Obligations
Asset-Backed Securities	$—	$7,302,703	$—	$7,302,703
Corporate Debt	—	103,036,817	16,013,004	119,049,821
Sovereign and Sovereign Agency Issuers	—	2,065,992,173	210,981,989	2,276,974,162
U.S. Government	23,785,938	—	—	23,785,938

TOTAL DEBT OBLIGATIONS	23,785,938	2,176,331,693	226,994,993	2,427,112,624

Loan Assignments	—	—	33,814,592	33,814,592
Loan Participations	—	—	21,807,224	21,807,224
Investment Funds	—	—	6,753,722	6,753,722
Mutual Funds	67,393,959	—	—	67,393,959
Rights/Warrants	—	3,590,974	3,487,531	7,078,505

Total Investments	91,179,897	2,179,922,667	292,858,062	2,563,960,626

Derivatives^
Forward Currency Contracts
Foreign Currency Risk	—	1,123,928	—	1,123,928
Options
Credit Risk	—	—	232,961	232,961
Swap Contracts
Credit Risk	—	29,053,179	—	29,053,179
Interest Rate Risk	—	4,738,290	—	4,738,290

Total	$91,179,897	$2,214,838,064	$293,091,023	$2,599,108,984

Liability Valuation Inputs
Derivatives^
Forward Currency Contracts
Foreign Currency Risk	$—	$(3,654,373)	$—	$(3,654,373)
Swap Contracts
Credit Risk	—	(2,098,725)	—	(2,098,725)
Interest Rate Risk	—	(1,667,771)	—	(1,667,771)

Total	$—	$(7,420,869)	$—	$(7,420,869)

Description	Level 1	Level 2	Level 3	Total
High Yield Fund
Asset Valuation Inputs
Debt Obligations
Corporate Debt	$—	$35,486,912	$—	$35,486,912
U.S. Government	108,237,610	—	—	108,237,610

TOTAL DEBT OBLIGATIONS	108,237,610	35,486,912	—	143,724,522

Short-Term Investments	20,626,001	135,507,828	—	156,133,829

Total Investments	128,863,611	170,994,740	—	299,858,351

Derivatives^
Futures Contracts
Interest Rate Risk	106,002	—	—	106,002
Swap Contracts
Credit Risk	—	551,892	—	551,892
Interest Rate Risk	—	5,562,300	—	5,562,300

Total	$128,969,613	$177,108,932	$—	$306,078,545

Liability Valuation Inputs
Derivatives^
Forward Currency Contracts
Foreign Currency Risk	$—	$(1,576,232)	$—	$(1,576,232)
Futures Contracts
Interest Rate Risk	(1,908)	—	—	(1,908)
Swap Contracts
Interest Rate Risk	$—	$(48,762)	$—	$(48,762)

Total	$(1,908)	$(1,624,994)	$—	$(1,626,902)

Multi-Sector Fixed Income Fund
Asset Valuation Inputs
Debt Obligations
Asset-Backed Securities	$—	$18,696,669	$—	$18,696,669
Corporate Debt	—	25,345,688	—	25,345,688
U.S. Government	11,646,430	—	—	11,646,430

TOTAL DEBT OBLIGATIONS	11,646,430	44,042,357	—	55,688,787

Mutual Funds	28,486,541	—	—	28,486,541
Short-Term Investments	408,212	32,294,854	—	32,703,066

Total Investments	40,541,183	76,337,211	—	116,878,394

Derivatives^
Forward Currency Contracts
Foreign Currency Risk	—	827,268	—	827,268
Futures Contracts
Interest Rate Risk	158,923	—	—	158,923
Swap Contracts
Interest Rate Risk	—	2,806,149	—	2,806,149

Total	$40,700,106	$79,970,628	$—	$120,670,734

Liability Valuation Inputs
Derivatives^
Forward Currency Contracts
Foreign Currency Risk	$—	$(720,711)	$—	$(720,711)
Swap Contracts
Interest Rate Risk	—	(2,435,106)	—	(2,435,106)

Total	$—	$(3,155,817)	$—	$(3,155,817)

Description	Level 1	Level 2	Level 3	Total
Opportunistic Income Fund
Asset Valuation Inputs
Debt Obligations
Asset-Backed Securities	$—	$783,680,369	$10,696,838	$794,377,207
Corporate Debt	—	3,542,767	—	3,542,767
U.S. Government	51,634,344	—	—	51,634,344
U.S. Government Agency	—	—	6,106,279	6,106,279

TOTAL DEBT OBLIGATIONS	51,634,344	787,223,136	16,803,117	855,660,597

Mutual Funds	10,872,546	—	—	10,872,546
Short-Term Investments	4,999,999	21,999,790	—	26,999,789
Purchased Options	—	38,766	—	38,766

Total Investments	67,506,889	809,261,692	16,803,117	893,571,698

Derivatives^
Forward Currency Contracts
Foreign Currency Risk	—	9,086	—	9,086
Futures Contracts
Interest Rate Risk	1,003,242	—	—	1,003,242
Swap Contracts
Credit Risk	—	26,914,055	—	26,914,055

Total	$68,510,131	$836,184,833	$16,803,117	$921,498,081

Liability Valuation Inputs
Derivatives^
Written Options
Credit Risk	$—	$(51,517)	$—	$(51,517)
Swap Contracts
Credit Risk	—	(3,795,388)	—	(3,795,388)

Total	$—	$(3,846,905)	$—	$(3,846,905)

U.S. Treasury Fund
Asset Valuation Inputs
Short-Term Investments	$245,467,361	$156,930,229	$—	$402,397,590

Total Investments	245,467,361	156,930,229	—	402,397,590

Total	$245,467,361	$156,930,229	$—	$402,397,590

The risks referenced in the tables above are not intended to be inclusive of all risks. Please see the Prospectus for more information.

^

In the tables above derivatives are based on market values, rather than the notional amounts of derivatives, except for forward currency contracts which are based on unrealized appreciation/(depreciation). Excludes purchased options, if any, which are included in investments.

Emerging Country Debt Fund has committed an additional $6,231,337 to its investment in Bona Fide Investments Feeder LLC, a private investment in a pool of constitutional obligations of the Colombian government owed to individuals.

The underlying funds held at period end are classified above as Level 1. Certain underlying funds invest in securities and/or derivatives which may have been fair valued using methods determined in good faith by or at the direction of the Trustees or which may have been valued using significant unobservable inputs. For a summary of the levels assigned to the underlying funds’ direct securities and derivatives, if any, please refer to the underlying funds’ Notes to Financial Statements which are available on the SEC’s website at www.sec.gov or on GMO’s website at www.gmo.com.

U.S. GAAP requires additional disclosures about fair value measurements for material Level 3 securities and derivatives, if any (determined by each category of asset or liability as compared to a Fund’s total net assets). Level 3 holdings include investments valued using unadjusted prices supplied by a third-party pricing source (e.g., broker quotes, vendor). Emerging Country Debt Fund’s Level 3 holdings also include the Republic of Albania Par Bond, due 8/31/25, which is valued by applying a 140 basis point spread to the yield of the U.S. Treasury Strip Principal, due 8/15/25, one Colombia Government International Bond, due 2/15/27 which is valued by applying a 150 basis point spread to the yield of the Colombia Government International Bond, due 4/25/27, one Colombia Government International Bond, due 3/09/28 which is valued by applying a 160 basis point spread to the yield of the Colombia Government International Bond, due 4/25/27, Empresa Nacional de Electricidad SA, due 2/01/97 which is valued based on the average of a selection of comparable bonds and applying a 200 basis point discount for liquidity considerations, Meridiam Eastern Europe Investment S.à.r.l. Loan Agreement, due 6/23/28, which is valued based on a more liquid loan participation’s price discounted by 2 points, a Republic of Kenya loan agreement, which is valued by applying 500 basis point yield spread to a comparable bond and an investment fund valued based on a monthly net asset value statement. Opportunistic Income Fund’s Level 3 holdings also consists of three U.S. Agency for International Development Floater Bonds which were valued using current LIBOR yield and adjusted by 125 basis points for liquidity considerations, three asset-backed securities that were valued in line with general movement of spreads, interest rates or a comparable bond and two asset-backed securities priced based on market trades. There were no other Funds with classes of investments or derivatives with direct material Level 3 holdings at November 30, 2022.

For Funds with material total Level 3 assets and/or liabilities, the following is a reconciliation of securities and derivatives, if any, in which significant unobservable inputs (Level 3) were used in determining value:

	Balances as of February 28, 2022	Purchases	Sales	Accrued Discounts/ Premiums	Total Realized Gain/ (Loss)	Change in Unrealized Appreciation (Depreciation)	Transfer into Level 3	Transfer out of Level 3	Balances as of November 30, 2022	Net Change in Unrealized Appreciation (Depreciation) from Investments Still Held as of November 30, 2022
Emerging Country Debt Fund
Debt Obligations
Corporate Debt	$20,629,398	$—	$(2,912,700)	$(1,347)	$(1,455,716)	$(246,631)	$—	$—	$16,013,004	$(246,631)
Sovereign and Sovereign Agency Issuers	272,728,861	2,104,750	(62,959,666)	14,361,413	(54,945,303)	39,691,934	—	—	210,981,989	10,894,659
Investment Funds	7,850,000	—	(1,506,392)	—	28,237	381,877	—	—	6,753,722	381,877
Loan Assignments	53,869,474	—	(17,176,159)	1,534,730	(1,783,693)	(2,629,760)	—	—	33,814,592	(2,629,760)
Loan Participation	43,258,898	—	(18,200,594)	1,185,898	557,222	(4,994,200)	—	—	21,807,224	(3,974,696)
Rights/Warrants	2,194,666	—	(726,253)	—	(508,860)	2,527,978	—	—	3,487,531	2,527,978

Total Investments	400,531,297	2,104,750	(103,481,764)	17,080,694	(58,108,113)	34,731,198	—	—	292,858,062	6,953,427

Derivatives
Options	326,111	—	—	—	(324,033)	230,883	—	—	232,961	230,883

Total	$400,857,408	$2,104,750	$(103,481,764)#	$17,080,694	$(58,432,146)	$34,962,081	$—	$—	$293,091,023	$7,184,310

Opportunistic Income Fund
Debt Obligations
Asset-Backed Securities	$12,356,438	$—	$(1,134,000)	$195,254	$—	$(720,854)	$—	$—	$10,696,838	$(720,854)
U.S. Government Agency	7,640,437	—	(1,592,928)	17,218	—	41,552	—	—	6,106,279	41,552

Total	$19,996,875	$—	$(2,726,928)##	$212,472	$—	$(679,302)	$—	$—	$16,803,117	$(679,302)

#	Includes $19,154,053 of proceeds received from partial calls and/or principal paydowns as applicable.
##	Includes $2,726,929 of proceeds received from partial calls and/or principal paydowns as applicable.

The following table summarizes the quantitative inputs used in the valuation of investments classified within Level 3 of the fair value hierarchy for the period ended November 30, 2022 for Funds with material Level 3 investments.

Quantitative information about Level 3 Fair Value Measurements*

Investment Type	Total Fair Value ($)	Valuation Methodology	Unobservable Inputs	Range (Weighted Average)
Emerging Country Debt Fund
Sovereign and Sovereign Agency Issuers	39,278,623	Fair Value	Discount for lack of liquidity/marketability	1.40%-1.60% (1.42%)
Corporate Debt	16,013,004	Fair Value	Discount for lack of liquidity/marketability	2.00% (N/A)
Loan Assignments and Participations	2,252,731	Fair Value	Discount for lack of liquidity/marketability	5.00%-6.00% (5.00%)
Loan Assignments and Participations	19,771,029	Fair Value	Discount for lack of liquidity/marketability	$2.00 (N/A)
Warrants	27,600	Fair Value	Discount for lack of liquidity/marketability	50% (N/A)
Options	232,961	Fair Value	Probability of CDS threshold event	<5% (N/A)
Investment Funds	6,753,722	Fair Value	Net asset value statement	(N/A)
Opportunistic Income Fund
Asset-Backed Securities	10,620,838	Fair Value	Broker mark of comparable bond	N/A
Government Agency	6,106,279	Fair Value	Discount for lack of liquidity/marketability	1.25% (N/A)

*

The table does not include Level 3 securities or derivatives that are valued by pricing vendors or brokers. As of November 30, 2022, the value of these securities and/or derivatives for Emerging Country Debt Fund and Opportunistic Income Fund was $208,761,353 and $76,000, respectively. The inputs for these investments are not readily available or cannot be reasonably estimated.

Investments in affiliated companies and other Funds of the Trust

An affiliated company for the purposes of this disclosure is a company in which a Fund has or had direct ownership of at least 5% of the issuer’s voting securities or an investment in other funds of GMO Trust. A summary of the Funds’ transactions involving companies that are or were affiliates during the period ended November 30, 2022 is set forth below:

Affiliate	Value, beginning of period	Purchases	Sales Proceeds	Dividend Income*	Distributions of Realized Gains*	Net Realized Gain (Loss)	Net Increase/ Decrease in Unrealized Appreciation/ Depreciation	Value, end of period
Asset Allocation Bond Fund
GMO U.S. Treasury Fund	$11,626	$56	$11,636	$56	$—	$(93)	$47	$—

Emerging Country Debt Fund
GMO U.S. Treasury Fund	$74,339,103	$—	$6,500,000	$1,040,564	$—	$(35,403)	$(409,741)	$67,393,959

Multi-Sector Fixed Income Fund
GMO Emerging Country Debt Fund, Class VI	$6,291,438	$—	$1,000,000	$125,748	$—	$(409,719)	$(162,444)	$4,719,275
GMO Opportunistic Income Fund, Class VI	25,924,702	—	1,000,000	184,153	357,581	(34,894)	(1,122,542)	23,767,266
GMO U.S. Treasury Fund	2,399,326	—	2,399,326	854	—	(9,578)	9,578	—

Totals	$34,615,466	$—	$4,399,326	$310,755	$357,581	$(454,191)	$(1,275,408)	$28,486,541

Opportunistic Income Fund
GMO U.S. Treasury Fund	$10,938,043	$—	$—	$153,633	$—	$—	$(65,497)	$10,872,546

*

The table above includes estimated sources of all distributions paid by the underlying funds during the period March 1, 2022 through November 30, 2022. The actual tax characterization of distributions paid by the underlying funds will be determined at the end of the fiscal year ending February 28, 2023.

* * *

For additional information regarding the Funds, please see the Funds’ most recent annual or semiannual shareholder report available on the SEC’s website, www.sec.gov, or visit GMO’s website at www.gmo.com.

GMO Alternative Allocation Fund

(A Series of GMO Trust)

Consolidated Schedule of Investments

(showing percentage of total net assets)

November 30, 2022 (Unaudited)

Shares	Description	Value ($)

	COMMON STOCKS — 61.1%

	Australia — 0.9%

26,848	Aurizon Holdings Ltd (a)	69,780

26,459	BlueScope Steel Ltd (a)	318,908

34,350	Brambles Ltd (a)	284,138

21,180	Fortescue Metals Group Ltd (a)	281,899

47,960	GPT Group (The) (REIT) (a)	147,858

128,580	Mirvac Group (REIT) (a)	197,308

348	Rio Tinto Ltd (a)	25,980

71,129	Scentre Group (REIT) (a)	145,081

75,217	Stockland (REIT) (a)	196,382

	Total Australia	1,667,334

	Belgium — 0.4%

7,337	Ageas SA/NV (a)	297,089

730	Sofina SA (a)	158,901

3,996	UCB SA (a)	322,543

	Total Belgium	778,533

	Brazil — 0.1%

9,500	Banco do Brasil SA	64,586

10,600	Petroleo Brasileiro SA Sponsored ADR (a)	123,914

11,200	Telefonica Brasil SA ADR (a)	81,872

	Total Brazil	270,372

	Canada — 2.7%

3,200	Alimentation Couche-Tard Inc (a)	145,780

8,500	BlackBerry Ltd * (a)	41,395

2,500	Canadian Apartment Properties (REIT) (a)	81,218

2,500	Canadian Tire Corp Ltd – Class A (a)	283,128

100	Fairfax Financial Holdings Ltd (a)	57,375

800	iA Financial Corp Inc (a)	45,134

5,200	Magna International Inc	320,199

12,100	Manulife Financial Corp (a) (b)	218,163

10,600	Manulife Financial Corp (a) (b)	190,936

3,200	Onex Corp (a)	168,642

1,400	Power Corp of Canada (a)	35,220

9,800	Quebecor Inc – Class B (a)	211,205

83,370	Shaw Communications Inc – Class B (a)	2,275,220

7,900	Teck Resources Ltd – Class B * (a) (b)	292,825

3,500	Teck Resources Ltd – Class B (a) (b)	129,815

3,900	West Fraser Timber Co Ltd (a) (b)	305,065

900	West Fraser Timber Co Ltd (a) (b)	70,533

	Total Canada	4,871,853

	China — 0.7%

154,000	Bank of Communications Co Ltd – Class H	87,257

21,500	Beijing Enterprises Holdings Ltd	68,379

22,500	China Conch Venture Holdings Ltd	51,490

43,500	China Overseas Land & Investment Ltd	118,865

212,000	China Railway Group Ltd – Class H	119,663

Shares	Description	Value ($)

	China — continued

308,000	China Zhongwang Holdings Ltd * (c)	66,245

146,000	CITIC Ltd	149,675

80,000	Dongfeng Motor Group Co Ltd – Class H	45,068

17,500	Kingboard Holdings Ltd	57,933

21,400	Shanghai Pharmaceuticals Holding Co Ltd – Class H	35,684

239,500	Shimao Group Holdings Ltd * (c)	135,527

21,600	Sinopharm Group Co Ltd – Class H	51,244

374,000	Sunac China Holdings Ltd * (c)	219,297

4,200	Vipshop Holdings Ltd ADR * (a)	46,830

	Total China	1,253,157

	Denmark — 0.6%

61	AP Moller – Maersk A/S – Class A (a)	129,507

53	AP Moller – Maersk A/S – Class B (a)	114,902

23,414	Danske Bank A/S (a)	421,641

1,492	GN Store Nord A/S (a)	36,046

4,159	Pandora A/S	316,628

72	Rockwool A/S – B Shares (a)	15,810

	Total Denmark	1,034,534

	Finland — 0.2%

71,627	Nokia Oyj (a)	352,899

	France — 0.6%

11,613	ArcelorMittal SA	318,418

5,142	BNP Paribas SA (a)	288,939

496	Cie de Saint-Gobain (a)	22,872

2,417	Publicis Groupe SA (a)	159,078

11,937	Societe Generale SA (a)	300,443

	Total France	1,089,750

	Germany — 0.5%

2,582	Bayerische Motoren Werke AG (a)	234,442

3,994	Fresenius SE & Co KGaA (a)	111,284

4,275	HeidelbergCement AG (a)	234,393

5,466	Mercedes-Benz Group AG (a)	371,377

	Total Germany	951,496

	India — 0.6%

77,235	GAIL India Ltd	90,493

5,934	Hindalco Industries Ltd	33,227

30,419	Hindustan Petroleum Corp Ltd	89,886

56,680	Indian Oil Corp Ltd	53,773

73,456	NTPC Ltd	155,732

189,372	Oil & Natural Gas Corp Ltd	331,457

221,209	Tata Steel Ltd	295,824

	Total India	1,050,392

	Israel — 1.2%

36,500	Teva Pharmaceutical Industries Ltd Sponsored ADR * (a)	320,105

GMO Alternative Allocation Fund

(A Series of GMO Trust)

Consolidated Schedule of Investments — (Continued)

(showing percentage of total net assets)

November 30, 2022 (Unaudited)

Shares	Description	Value ($)

	Israel — continued

37,547	Tower Semiconductor Ltd *	1,673,470

11,100	ZIM Integrated Shipping Services Ltd	233,322

	Total Israel	2,226,897

	Italy — 0.3%

22,406	Stellantis NV (a)	353,465

873,685	Telecom Italia SPA * (a)	190,613

	Total Italy	544,078

	Japan — 8.5%

22,100	Aeon Mall Co Ltd	266,899

2,600	AGC Inc (a)	87,805

3,600	Aisin Corp	99,215

12,400	Amano Corp	225,100

42,600	Asahi Kasei Corp (a)	316,617

11,000	Credit Saison Co Ltd (a)	141,030

3,800	Daiwa House Industry Co Ltd (a)	87,510

17,900	Daiwabo Holdings Co Ltd	285,583

11,900	Denka Co Ltd	288,126

20,100	EXEO Group Inc (a)	311,995

7,400	Ezaki Glico Co Ltd (a)	193,092

17,200	Fuji Corp (a)	262,426

2,700	FUJIFILM Holdings Corp (a)	145,239

11,700	H.U. Group Holdings Inc (a)	237,301

17,500	Haseko Corp (a)	193,506

27,600	Honda Motor Co Ltd (a)	672,656

2,100	Honda Motor Co Ltd Sponsored ADR (a)	51,450

4,200	Idemitsu Kosan Co Ltd (a)	98,631

31,300	Inpex Corp (a)	344,914

10,600	ITOCHU Corp (a)	332,915

6,200	KDDI Corp (a)	184,416

18,900	Kirin Holdings Co Ltd (a)	298,348

22,600	K’s Holdings Corp (a)	187,651

12,100	Kyudenko Corp (a)	291,118

9,500	Maruichi Steel Tube Ltd	197,595

9,800	Mitsubishi Corp (a)	330,056

2,100	Mitsubishi Electric Corp (a)	21,046

14,000	Mitsui OSK Lines Ltd (a)	346,757

7,100	Morinaga & Co Ltd (a)	191,279

7,900	MS&AD Insurance Group Holdings Inc (a)	234,482

8,600	NEC Corp (a)	306,165

10,600	NH Foods Ltd (a)	285,395

9,500	Nippon Telegraph & Telephone Corp (a)	263,425

15,200	Nippon Yusen KK (a)	338,343

42,200	Obayashi Corp (a)	315,490

2,200	ORIX Corp (a)	35,645

49,200	Penta-Ocean Construction Co Ltd (a)	232,837

3,900	Renesas Electronics Corp * (a)	38,250

3,300	Rohm Co Ltd (a)	264,895

9,000	Sankyu Inc (a)	325,708

3,300	Sawai Group Holdings Co Ltd (a)	102,182

4,500	Secom Co Ltd (a)	278,213

Shares	Description	Value ($)

	Japan — continued

21,100	Sekisui House Ltd (a)	395,069

33,900	Shimizu Corp (a)	182,773

17,600	Stanley Electric Co Ltd	361,884

8,000	Subaru Corp	137,023

18,500	SUMCO Corp (a)	276,788

60,300	Sumitomo Chemical Co Ltd (a)	219,844

20,600	Sumitomo Corp (a)	337,722

10,700	Sumitomo Mitsui Financial Group Inc (a)	363,166

8,900	Sumitomo Mitsui Trust Holdings Inc (a)	285,429

29,300	T&D Holdings Inc (a)	356,210

9,500	Taisei Corp (a)	288,792

5,900	Takara Holdings Inc (a)	46,140

19,200	Takuma Co Ltd	179,441

25,100	Teijin Ltd	243,546

13,000	THK Co Ltd (a)	256,430

33,800	Tokai Carbon Co Ltd	260,803

7,900	Tokyo Seimitsu Co Ltd (a)	253,158

15,700	Toppan Inc (a)	244,545

14,600	Tosoh Corp (a)	173,346

6,000	Toyota Industries Corp (a)	344,203

11,700	Tsumura & Co	256,397

6,200	Yamaha Motor Co Ltd	155,309

5,700	Zenkoku Hosho Co Ltd (a)	212,234

	Total Japan	15,541,558

	Netherlands — 1.1%

72,184	Aegon NV (a)	353,879

3,938	EXOR NV * (a)	309,133

9,170	JDE Peet’s NV (a)	284,060

10,452	Koninklijke Ahold Delhaize NV (a)	304,593

19,425	Koninklijke Philips NV (a)	291,076

6,387	NN Group NV (a)	272,958

4,492	Prosus NV *	293,951

	Total Netherlands	2,109,650

	New Zealand — 0.1%

15,249	Auckland International Airport Ltd * (a)	77,715

23,340	Meridian Energy Ltd (a)	72,442

	Total New Zealand	150,157

	Poland — 0.0%

880	Polski Koncern Naftowy ORLEN SA	12,953

	Portugal — 0.1%

38,712	EDP – Energias de Portugal SA	183,690

	South Africa — 0.1%

12,999	Bidvest Group Ltd (The)	174,814

	South Korea — 0.5%

4,998	Kia Corp	263,214

1,766	LG Corp	113,890

GMO Alternative Allocation Fund

(A Series of GMO Trust)

Consolidated Schedule of Investments — (Continued)

(showing percentage of total net assets)

November 30, 2022 (Unaudited)

Shares	Description	Value ($)

	South Korea — continued

473	LG Electronics Inc	35,693

162	POSCO Holdings Inc	37,082

4,200	POSCO Holdings Inc Sponsored ADR (a)	239,652

60	Samsung Electronics Co Ltd GDR (Registered) (a)	71,271

4,827	SK Square Co Ltd *	139,851

	Total South Korea	900,653

	Spain — 0.5%

69,424	Banco Bilbao Vizcaya Argentaria SA (a)	409,119

110,304	Banco Santander SA (a)	329,129

23,285	Telefonica SA (a)	86,915

	Total Spain	825,163

	Sweden — 0.5%

18,459	Fastighets AB Balder – B Shares * (a)	82,983

2,233	Industrivarden AB – A Shares (a)	57,629

6,997	Industrivarden AB – C Shares (a)	179,240

7,324	Investor AB – A Shares (a)	141,021

5,594	Investor AB – B Shares (a)	104,109

11,059	Kinnevik AB – Class B * (a)	170,473

7,327	Skanska AB – B Shares (a)	119,279

3,739	Svenska Cellulosa AB SCA – Class B (a)	50,838

4,729	Telefonaktiebolaget LM Ericsson – B Shares (a)	29,848

	Total Sweden	935,420

	Switzerland — 0.5%

9,748	Adecco Group AG (Registered) (a)	331,399

6,104	Logitech International SA (Registered) (a)	370,070

927	Roche Holding AG – Genusschein (a)	302,780

	Total Switzerland	1,004,249

	Taiwan — 2.2%

35,000	Ruentex Development Co Ltd	52,834

62,623	Silicon Motion Technology Corp ADR (a)	3,951,511

	Total Taiwan	4,004,345

	Thailand — 0.1%

21,600	Kasikornbank Pcl NVDR	89,005

248,800	Krung Thai Bank Pcl NVDR	124,857

7,600	Thai Oil Pcl NVDR	12,012

	Total Thailand	225,874

	Turkey — 0.1%

75,776	Akbank TAS	70,880

28,295	Haci Omer Sabanci Holding AS	64,356

48,687	Turkiye Is Bankasi AS – Class C	27,400

	Total Turkey	162,636

Shares	Description	Value ($)

	United Kingdom — 0.8%

6,320	Berkeley Group Holdings Plc	293,081

174,016	BT Group Plc (a)	256,067

4,965	Coca-Cola HBC AG * (a)	121,448

3,500	Haleon Plc ADR * (a)	24,115

68,574	Kingfisher Plc (a)	200,538

104,615	M&G Plc (a)	244,452

95,202	Taylor Wimpey Plc (a)	119,995

18,600	Vodafone Group Plc Sponsored ADR (a)	208,878

1,827	WPP Plc (a)	19,201

	Total United Kingdom	1,487,775

	United States — 37.2%

59,393	1Life Healthcare, Inc. * (a)	1,009,087

500	3M Co. (a)	62,985

72,079	Activision Blizzard, Inc. (a)	5,330,242

2,900	Aflac, Inc. (a)	208,597

9,400	Ally Financial, Inc. (a)	253,894

5,200	AppLovin Corp. – Class A * (a)	74,932

3,400	Arrow Electronics, Inc. *	369,716

11,000	AT&T, Inc. (a)	212,080

4,200	Best Buy Co., Inc. (a)	358,260

1,000	Biogen, Inc. * (a)	305,170

700	Bio-Rad Laboratories, Inc. – Class A * (a)	290,297

33,924	Black Knight, Inc. * (a)	2,102,949

8,400	BorgWarner, Inc.	357,084

3,000	Capital One Financial Corp. (a)	309,720

8,100	Carrier Global Corp. (a)	358,992

3,400	CBRE Group, Inc. – Class A * (a)	270,640

4,700	Centene Corp. * (a)	409,135

500	Cigna Corp. (a)	164,445

6,700	Citigroup, Inc. (a)	324,347

16,800	Cleveland-Cliffs, Inc. * (a)	260,064

4,800	Cognizant Technology Solutions Corp. – Class A (a)	298,608

10,200	Comcast Corp. – Class A (a)	373,728

38,927	Cowen, Inc. – Class A (a)	1,504,918

2,300	CVS Health Corp. (a)	234,324

8,000	Dell Technologies, Inc. – Class C (a)	358,320

2,500	Discover Financial Services (a)	270,900

19,700	DISH Network Corp. – Class A * (a)	316,185

4,300	DR Horton, Inc. (a)	369,800

7,100	eBay, Inc. (a)	322,624

6,700	Exelon Corp. (a)	277,179

1,800	FedEx Corp. (a)	327,996

7,400	Fidelity National Financial, Inc. (a)	298,664

33,953	First Horizon Corp. (a)	843,732

22,525	Flagstar Bancorp, Inc.	845,589

21,800	Ford Motor Co. (a)	303,020

18,875	ForgeRock, Inc. – Class A *	410,531

4,200	Fortune Brands Home & Security, Inc. (a)	274,428

12,900	Fox Corp. – Class B (a)	393,708

GMO Alternative Allocation Fund

(A Series of GMO Trust)

Consolidated Schedule of Investments — (Continued)

(showing percentage of total net assets)

November 30, 2022 (Unaudited)

Shares	Description	Value ($)

	United States — continued

12,000	Franklin Resources, Inc. (a)	321,720

500	Garmin Ltd. (a)	46,495

7,900	General Motors Co.	320,424

1,200	Gilead Sciences, Inc. (a)	105,396

300	Goldman Sachs Group, Inc. (The) (a)	115,845

7,008	HEICO Corp. – Class A (a)	888,474

1,000	Henry Schein, Inc. * (a)	80,920

10,600	HP, Inc. (a)	318,424

5,300	IAC, Inc. * (a)	275,017

4,400	Incyte Corp. * (a)	350,548

11,500	Intel Corp. (a)	345,805

2,700	International Business Machines Corp. (a)	402,030

13,100	Invesco Ltd. (a)	250,341

2,500	Jazz Pharmaceuticals Plc * (a)	392,275

20,200	Kinder Morgan, Inc. (a)	386,224

3,200	Knight-Swift Transportation Holdings, Inc. (a)	177,376

7,100	Kraft Heinz Co. (The) (a)	279,385

1,600	Kroger Co. (The) (a)	78,704

1,300	Laboratory Corp. of America Holdings (a)	312,910

4,200	Lennar Corp. – Class A (a)	368,886

43,785	Liberty Broadband Corp. – Class C * (a)	3,978,305

104,863	Liberty Global Plc – Class A * (a)	2,105,649

5,900	Liberty Global Plc – Class C *	122,012

7,919	Liberty Media Corp.-Liberty Formula One – Class A * (a)	435,307

6,800	Lincoln National Corp.	264,792

37,500	Lumen Technologies, Inc. (a)	205,125

3,900	LyondellBasell Industries NV – Class A (a)	331,539

2,000	Match Group, Inc. * (a)	101,120

3,000	Meta Platforms, Inc. – Class A * (a)	354,300

1,600	MetLife, Inc. (a)	122,720

4,900	Micron Technology, Inc. (a)	282,485

2,800	Mohawk Industries, Inc. *	283,724

6,300	Molson Coors Brewing Co. – Class B (a)	347,193

3,900	Mosaic Co. (The) (a)	200,070

7,000	NRG Energy, Inc. (a)	297,150

2,300	Nucor Corp. (a)	344,885

10	NVR, Inc. * (a)	46,390

2,400	Occidental Petroleum Corp. (a)	166,776

3,200	Oracle Corp. (a)	265,696

700	PACCAR, Inc. (a)	74,137

14,800	Paramount Global – Class B (a)	297,184

3,800	PayPal Holdings, Inc. * (a)	297,958

153,945	Pershing Square Tontine Holdings Ltd. * (c)	15,395

3,200	Pfizer, Inc. (a)	160,416

71,867	PNM Resources, Inc. (a)	3,521,483

3,200	Prudential Financial, Inc. (a)	345,696

7,400	PulteGroup, Inc. (a)	331,372

500	Regeneron Pharmaceuticals, Inc. * (a)	375,850

136,355	Resolute Forest Products, Inc. *	2,877,090

11,363	Rogers Corp. *	1,239,022

41,502	Signify Health, Inc. – Class A * (a)	1,187,787

1,500	Skyworks Solutions, Inc. (a)	143,430

Shares	Description	Value ($)

	United States — continued

55,366	South Jersey Industries, Inc. (a)	1,921,200

41,973	Sportsman’s Warehouse Holdings, Inc. *	412,175

1,700	SS&C Technologies Holdings, Inc. (a)	91,392

200	Stanley Black & Decker, Inc. (a)	16,344

3,500	Steel Dynamics, Inc. (a)	363,755

71,267	STORE Capital Corp. (REIT) (a)	2,273,417

78,103	Switch, Inc. – Class A (a)	2,675,028

8,100	Synchrony Financial (a)	304,398

210,835	TEGNA, Inc. (a)	4,161,883

3,100	Textron, Inc. (a)	221,278

4,300	Tyson Foods, Inc. – Class A (a)	285,004

82,767	Umpqua Holdings Corp. (a)	1,677,687

100	United Parcel Service, Inc. – Class B (a)	18,973

3,000	Universal Health Services, Inc. – Class B (a)	392,550

7,000	Verizon Communications, Inc. (a)	272,860

900	Vertex Pharmaceuticals, Inc. * (a)	284,760

31,800	Viatris, Inc. (a)	350,754

24,445	VMware, Inc. – Class A * (a)	2,969,823

7,800	Walgreens Boots Alliance, Inc. (a)	323,700

3,943	Warner Bros Discovery, Inc. * (a)	44,950

19,700	Western Union Co. (The) (a)	288,802

6,500	Western Digital Corp. * (a)	238,875

2,300	Westlake Corp. (a)	247,595

1,900	Whirlpool Corp. (a)	278,407

24,954	Zogenix, Inc. * (c)	18,716

3,300	Zoom Video Communications, Inc. – Class A * (a)	248,919

	Total United States	68,379,392

	TOTAL COMMON STOCKS (COST $122,212,245)	112,189,624

	PREFERRED STOCKS (d) — 0.3%

	Brazil — 0.1%

19,700	Petroleo Brasileiro SA Sponsored ADR (a)	201,925

	Germany — 0.2%

2,200	Bayerische Motoren Werke AG (a)	190,902

1,214	Volkswagen AG (a)	179,321

	Total Germany	370,223

	TOTAL PREFERRED STOCKS (COST $540,915)	572,148

	RIGHTS/WARRANTS — 0.2%

	United States — 0.2%

195,149	Bristol-Myers Squibb Co. CVR * (c)	361,026

	TOTAL RIGHTS/WARRANTS (COST $284,429)	361,026

GMO Alternative Allocation Fund

(A Series of GMO Trust)

Consolidated Schedule of Investments — (Continued)

(showing percentage of total net assets)

November 30, 2022 (Unaudited)

Shares/ Par Value†	Description	Value ($)

	INVESTMENT FUNDS — 2.1%

	United States — 2.1%

1,000,824	Altaba, Inc. (c)	3,753,090

	TOTAL INVESTMENT FUNDS (COST $3,301,440)	3,753,090

	DEBT OBLIGATIONS — 36.2%

	United States — 36.2%

	Asset-Backed Securities — 2.9%

5,418,616	OZLM VI Ltd, Series 14-6A, Class A1S, Variable Rate, 3 mo. LIBOR + 1.08%, 5.16%, due 04/17/31	5,290,205

	U.S. Government — 23.5%

3,000,000	U.S. Treasury Note, Variable Rate, USBM

	+ 0.05%, 4.38%, due 01/31/23	3,001,469

15,000,000	U.S. Treasury Note, 0.13%, due 02/28/23	14,842,825

6,025,000	U.S. Treasury Note, 0.13%, due 04/30/23 (a)	5,912,737

5,050,000	U.S. Treasury Note, 0.13%, due 06/30/23 (a)	4,916,057

400,000	U.S. Treasury Note, 0.13%, due 07/31/23	387,953

3,500,000	U.S. Treasury Note, Variable Rate, USBM + 0.04%, 4.37%, due 10/31/23	3,502,630

10,650,000	U.S. Treasury Note, Variable Rate, USBM + 0.04%, 4.37%, due 07/31/24 (a)	10,636,424

	Total U.S. Government	43,200,095

	U.S. Government Agency — 9.8%

13,000,000	Federal Home Loan Banks, Variable Rate, SOFR + 0.03%, 3.84%, due 03/02/23	13,000,599

5,000,000	Federal Home Loan Banks, Variable Rate, SOFR + 0.07%, 3.88%, due 12/14/23	5,000,562

	Total U.S. Government Agency	18,001,161

	Total United States	66,491,461

	TOTAL DEBT OBLIGATIONS (COST $66,844,966)	66,491,461

	Shares/ Par Value†	Description	Value ($)

		MUTUAL FUNDS — 3.3%

		United States — 3.3%

		Affiliated Issuers — 3.3%

	431,379	GMO Emerging Markets ex-China Fund, Class VI	6,056,565

		TOTAL MUTUAL FUNDS (COST $6,060,879)	6,056,565

		SHORT-TERM INVESTMENTS — 21.6%

		Sovereign and Sovereign Agency Issuers — 8.6%

JPY	2,185,000,000	Japan Treasury Discount Bill, Zero Coupon, due 01/11/23	15,825,432

		Money Market Funds — 0.1%

	198,565	State Street Institutional Treasury Money Market Fund – Premier Class, 3.49% (e)	198,565

		Repurchase Agreements — 2.2%

	3,976,963	Daiwa Capital Markets America, Inc. Repurchase Agreement, dated 11/30/22, maturing on 12/01/22 with a maturity value of $3,977,383 and an effective yield of 3.80%, collateralized by a U.S. Treasury Note with maturity date 04/30/29 and a market value of $4,058,125.	3,976,963

		U.S. Government — 10.7%

	19,900,000	U.S. Treasury Bill, 4.17%, due 02/23/23 (f)	19,708,433

		TOTAL SHORT-TERM INVESTMENTS (COST $38,917,864)	39,709,393

PURCHASED OPTIONS — 0.0%

Description	Exercise Price	Expiration Date	Number of Contracts	Notional Amount	Value ($)
Equity Options – Puts – 0.0%

Continental Resources, Inc.	70.00	12/16/22	244	USD 1,812,310	1,220

Description	Counterparty	Exercise Rate	Expiration Date	Principal/ Notional Amount		Floating Rate Index	Pay/Receive Floating Rate	Value ($)
Options on Credit Default Swaps – Puts – 0.0%

CDX.NA.IG.S39	DB	85.00%	12/21/22	USD	20,010,000	Fixed Spread	Pay	10,366

	TOTAL PURCHASED OPTIONS (COST $56,474)							11,586

	TOTAL INVESTMENTS — 124.8% (Cost $238,219,212)							229,144,893

GMO Alternative Allocation Fund

(A Series of GMO Trust)

Consolidated Schedule of Investments — (Continued)

(showing percentage of total net assets)

November 30, 2022 (Unaudited)

Shares	Description	Value ($)

	SECURITIES SOLD SHORT — (32.0)%

	Common Stocks — (31.8)%

	Australia — (0.6)%

(5,348)	ASX Ltd	(257,794)

(1,304)	Cochlear Ltd	(191,790)

(501)	Domino’s Pizza Enterprises Ltd	(22,946)

(7,891)	IDP Education Ltd	(162,463)

(74,058)	Qantas Airways Ltd *	(318,052)

(2,477)	Ramsay Health Care Ltd	(111,477)

	Total Australia	(1,064,522)

	Austria — (0.2)%

(3,788)	Verbund AG	(342,903)

	Belgium — (0.2)%

(5,656)	Anheuser-Busch InBev SA/NV	(333,565)

	Canada — (1.5)%

(4,100)	Agnico Eagle Mines Ltd	(206,517)

(16,100)	Algonquin Power & Utilities Corp	(121,555)

(15,200)	AltaGas Ltd	(255,038)

(2,600)	BCE Inc	(123,864)

(7,100)	Brookfield Renewable Corp – Class A	(231,531)

(7,900)	Enbridge Inc	(326,191)

(2,500)	Franco-Nevada Corp	(365,300)

(17,500)	Pan American Silver Corp	(286,825)

(10,800)	Pembina Pipeline Corp	(393,984)

(5,600)	Restaurant Brands International Inc	(371,560)

(2,200)	Ritchie Bros Auctioneers Inc	(120,670)

	Total Canada	(2,803,035)

	Denmark — (0.1)%

(323)	Coloplast A/S – Class B	(38,184)

(4,886)	Tryg A/S	(113,678)

	Total Denmark	(151,862)

	Finland — (0.0)%

(1,020)	Elisa Oyj	(53,058)

	France — (0.9)%

(10,681)	Accor SA *	(281,339)

(1,851)	Aeroports de Paris *	(285,309)

(527)	Euronext NV	(40,315)

(20,306)	Getlink SE	(335,564)

(242)	Hermes International	(393,317)

(313)	Sartorius Stedim Biotech	(106,828)

(1,409)	Ubisoft Entertainment SA *	(39,196)

(1,369)	Wendel SE	(127,473)

	Total France	(1,609,341)

	Germany — (1.0)%

(7,480)	Delivery Hero SE *	(327,420)

Shares	Description	Value ($)

	Germany — continued

(1,632)	Deutsche Boerse AG	(299,920)

(638)	MTU Aero Engines AG	(134,531)

(219)	Muenchener Rueckversicherungs-Gesellschaft AG in Muenchen (Registered)	(69,172)

(2,065)	Puma SE	(106,871)

(822)	QIAGEN NV *	(41,038)

(274)	Rational AG	(172,155)

(511)	Scout24 SE	(28,048)

(2,908)	Symrise AG – Class A	(333,515)

(98,860)	Telefonica Deutschland Holding AG	(236,448)

(2,391)	Zalando SE *	(75,204)

	Total Germany	(1,824,322)

	Ireland — (0.0)%

(339)	Flutter Entertainment Plc *	(50,476)

	Israel — (0.2)%

(2,200)	CyberArk Software Ltd *	(327,954)

(800)	Wix.com Ltd *	(72,392)

	Total Israel	(400,346)

	Italy — (0.8)%

(9,432)	Amplifon SPA	(267,181)

(1,437)	Ferrari NV (b)	(320,741)

(600)	Ferrari NV (b)	(133,830)

(25,684)	FinecoBank Banca Fineco SPA	(417,152)

(26,970)	Infrastrutture Wireless Italiane SPA	(268,993)

	Total Italy	(1,407,897)

	Japan — (2.8)%

(10,200)	Aeon Co Ltd	(210,505)

(15,700)	ANA Holdings Inc *	(338,050)

(11,000)	Asahi Intecc Co Ltd	(196,909)

(100)	Fast Retailing Co Ltd	(59,464)

(3,500)	GMO Payment Gateway Inc	(316,887)

(17,200)	Japan Airlines Co Ltd *	(343,814)

(6,200)	Japan Exchange Group Inc	(89,771)

(5,600)	Keio Corp	(209,791)

(2,700)	Keisei Electric Railway Co Ltd	(77,351)

(1,800)	Kintetsu Group Holdings Co Ltd	(64,334)

(1,700)	Lasertec Corp	(320,453)

(10,600)	M3 Inc	(332,445)

(20,300)	MonotaRO Co Ltd	(351,196)

(3,500)	Nidec Corp	(220,404)

(15,600)	Nihon M&A Center Holdings Inc	(213,574)

(26,800)	Nippon Paint Holdings Co Ltd	(221,951)

(1,300)	Nissin Foods Holdings Co Ltd	(99,066)

(14,100)	Odakyu Electric Railway Co Ltd	(186,126)

(2,200)	Oriental Land Co Ltd	(318,011)

(60,400)	Rakuten Group Inc	(290,196)

(3,700)	Shiseido Co Ltd	(158,027)

(5,000)	Tobu Railway Co Ltd	(120,707)

GMO Alternative Allocation Fund

(A Series of GMO Trust)

Consolidated Schedule of Investments — (Continued)

(showing percentage of total net assets)

November 30, 2022 (Unaudited)

Shares	Description	Value ($)

	Japan — continued

(13,700)	Tokyu Corp	(174,964)

(6,100)	West Japan Railway Co	(259,858)

	Total Japan	(5,173,854)

	Netherlands — (0.6)%

(218)	Adyen NV *	(343,420)

(1,783)	IMCD NV	(263,713)

(8,366)	Just Eat Takeaway.com NV *	(193,825)

(746)	OCI NV	(31,581)

(14,316)	Universal Music Group NV	(340,445)

	Total Netherlands	(1,172,984)

	New Zealand — (0.1)%

(5,479)	Xero Ltd *	(272,280)

	Norway — (0.2)%

(8,389)	Aker BP ASA	(291,855)

	Peru — (0.2)%

(6,100)	Southern Copper Corp	(372,222)

	Singapore — (0.2)%

(22,100)	Grab Holdings Ltd – Class A *	(66,742)

(30,200)	Singapore Airlines Ltd	(122,523)

(28,300)	Singapore Exchange Ltd	(189,423)

	Total Singapore	(378,688)

	Spain — (0.4)%

(8,628)	Cellnex Telecom SA	(296,704)

(15,284)	Ferrovial SA	(411,015)

	Total Spain	(707,719)

	Sweden — (0.2)%

(3,168)	Evolution AB	(326,317)

	Switzerland — (0.4)%

(6)	Chocoladefabriken Lindt & Spruengli AG	(63,116)

(282)	Partners Group Holding AG	(280,976)

(408)	Sika AG (Registered)	(104,269)

(2,239)	Straumann Holding AG (Registered)	(261,317)

	Total Switzerland	(709,678)

	United Kingdom — (1.3)%

(3,262)	Admiral Group Plc	(79,749)

(36,828)	Auto Trader Group Plc	(254,235)

(81)	Croda International Plc	(6,698)

(3,877)	Halma Plc	(102,843)

(18,955)	Hargreaves Lansdown Plc	(195,302)

(55,173)	Informa Plc	(413,759)

(4,001)	InterContinental Hotels Group Plc	(232,871)

(4,008)	London Stock Exchange Group Plc	(401,343)

Shares	Description	Value ($)

	United Kingdom — continued

(33,185)	Ocado Group Plc *	(251,235)

(1,284)	Prudential Plc	(15,273)

(307,895)	Rolls-Royce Holdings Plc *	(341,163)

(815)	Spirax-Sarco Engineering Plc	(111,306)

	Total United Kingdom	(2,405,777)

	United States — (19.9)%

(13,800)	AES Corp. (The)	(399,096)

(1,800)	Alnylam Pharmaceuticals, Inc. *	(397,062)

(5,800)	Altria Group, Inc.	(270,164)

(800)	American Tower Corp. (REIT)	(177,000)

(300)	Amgen, Inc.	(85,920)

(100)	Analog Devices, Inc.	(17,191)

(1,000)	Aon Plc – Class A	(308,280)

(8,300)	Aramark	(345,280)

(1,800)	Arthur J Gallagher & Co.	(358,398)

(1,200)	Autodesk, Inc. *	(242,340)

(600)	Automatic Data Processing, Inc.	(158,484)

(2,400)	Bill.Com Holdings, Inc. *	(289,008)

(1,200)	BioMarin Pharmaceutical, Inc. *	(121,176)

(2,800)	Bio-Techne Corp.	(237,972)

(2,100)	Boeing Co. (The) *	(375,648)

(3,722)	Broadcom, Inc.	(2,050,934)

(2,100)	Burlington Stores, Inc. *	(410,928)

(7,100)	Caesars Entertainment, Inc. *	(360,751)

(200)	CDW Corp.	(37,728)

(4,900)	Ceridian HCM Holding, Inc. *	(335,356)

(200)	Charles Schwab Corp. (The)	(16,508)

(10,459)	Charter Communications, Inc. – Class A *	(4,092,502)

(200)	Chipotle Mexican Grill, Inc. – Class A *	(325,392)

(2,900)	Clarivate Plc *	(28,391)

(6,100)	Cloudflare, Inc. – Class A *	(299,754)

(1,200)	CME Group, Inc.	(211,800)

(49,315)	Columbia Banking System, Inc.	(1,679,669)

(5,300)	Coupa Software, Inc. *	(335,172)

(1,000)	Crown Castle, Inc. (REIT)	(141,430)

(8,600)	Delta Air Lines, Inc. *	(304,182)

(3,300)	Dexcom, Inc. *	(383,724)

(2,100)	Diamondback Energy, Inc.	(310,842)

(200)	DocuSign, Inc. – Class A *	(9,414)

(3,700)	Dominion Energy, Inc.	(226,107)

(2,500)	Equity LifeStyle Properties, Inc. (REIT)	(166,050)

(100)	Erie Indemnity Co. – Class A	(28,239)

(3,300)	Essential Utilities, Inc.	(159,192)

(7,600)	Exact Sciences Corp. *	(341,620)

(5,500)	Fastenal Co.	(283,305)

(5,500)	Fortinet, Inc. *	(292,380)

(1,000)	Gartner, Inc. *	(350,370)

(4,300)	Guidewire Software, Inc. *	(255,033)

(5,649)	HEICO Corp.	(916,889)

(1,400)	Hess Corp.	(201,474)

(1,000)	HubSpot, Inc. *	(303,030)

GMO Alternative Allocation Fund

(A Series of GMO Trust)

Consolidated Schedule of Investments — (Continued)

(showing percentage of total net assets)

November 30, 2022 (Unaudited)

Shares	Description	Value ($)

	United States — continued

(800)	IDEXX Laboratories, Inc. *	(340,696)

(4,900)	Ingersoll Rand, Inc.	(264,453)

(1,200)	Insulet Corp. *	(359,244)

(4,889)	Intercontinental Exchange, Inc.	(529,528)

(1,600)	IQVIA Holdings, Inc. *	(348,832)

(3,700)	Iron Mountain, Inc. (REIT)	(201,021)

(93,976)	Liberty Global Plc – Class C *	(1,943,424)

(13,379)	Liberty Media Corp.-Liberty Formula One – Class C *	(815,316)

(1,100)	Linde Plc *	(370,128)

(3,800)	Live Nation Entertainment, Inc. *	(276,488)

(200)	LPL Financial Holdings, Inc.	(47,342)

(100)	Lululemon Athletica, Inc. *	(38,031)

(1,100)	MarketAxess Holdings, Inc.	(294,712)

(900)	Marriott International, Inc. – Class A	(148,815)

(1,700)	Marsh & McLennan Cos., Inc.	(294,406)

(100)	Mastercard, Inc. – Class A	(35,640)

(10,099)	MaxLinear, Inc. *	(369,623)

(600)	McDonald’s Corp.	(163,674)

(400)	McKesson Corp.	(152,672)

(1,600)	MongoDB, Inc. – Class A *	(244,304)

(500)	Monolithic Power Systems, Inc.	(190,980)

(600)	Moody’s Corp.	(178,962)

(200)	Motorola Solutions, Inc.	(54,440)

(700)	MSCI, Inc. – Class A	(355,481)

(90,436)	New York Community Bancorp, Inc.	(845,577)

(4,100)	Newmont Corp.	(194,627)

(10,500)	NiSource, Inc.	(293,370)

(4,000)	Novocure Ltd. *	(307,360)

(5,600)	Okta, Inc. *	(298,592)

(5,000)	ONEOK, Inc.	(334,600)

(29,400)	Palantir Technologies, Inc. – Class A *	(220,500)

(300)	Palo Alto Networks, Inc. *	(50,970)

(2,400)	Paychex, Inc.	(297,672)

(3,200)	Philip Morris International, Inc.	(318,944)

(1,200)	PTC, Inc. *	(152,652)

(200)	Public Storage (REIT)	(59,592)

(7,100)	ROBLOX Corp. – Class A *	(225,567)

(4,700)	Roku, Inc. *	(279,039)

(8,100)	Rollins, Inc.	(327,564)

(6,000)	Royal Caribbean Cruises Ltd. *	(359,580)

(500)	S&P Global, Inc.	(176,400)

Shares	Description	Value ($)

	United States — continued

(2,200)	Seagen, Inc. *	(267,058)

(700)	ServiceNow, Inc. *	(291,410)

(1,200)	Sherwin-Williams Co. (The)	(299,016)

(1,400)	Simon Property Group, Inc. (REIT)	(167,216)

(4,900)	Snap, Inc. – Class A *	(50,519)

(1,700)	Snowflake, Inc. – Class A *	(242,930)

(3,400)	Starbucks Corp.	(347,480)

(3,000)	Sysco Corp.	(259,530)

(11,500)	Teladoc Health, Inc. *	(327,865)

(1,500)	Tesla, Inc. *	(292,050)

(500)	T-Mobile U.S., Inc. *	(75,730)

(100)	Tractor Supply Co.	(22,631)

(5,200)	Trade Desk, Inc. (The) – Class A *	(271,128)

(500)	TransDigm Group, Inc.	(314,250)

(5,800)	Twilio, Inc. – Class A *	(284,316)

(10,400)	Uber Technologies, Inc. *	(303,056)

(3,200)	UDR, Inc. (REIT)	(132,704)

(1,200)	Vail Resorts, Inc.	(309,048)

(600)	Vulcan Materials Co.	(109,998)

(300)	Wayfair, Inc. – Class A *	(10,992)

(10,600)	Williams Cos., Inc. (The)	(367,820)

(200)	Yum! Brands, Inc.	(25,732)

(2,888)	Zillow Group, Inc. – Class C *	(109,686)

(100)	Zoetis, Inc.	(15,414)

(2,100)	Zscaler, Inc. *	(280,245)

	Total United States	(36,579,827)

	TOTAL COMMON STOCKS (PROCEEDS $65,402,619)	(58,432,528)

	PREFERRED STOCKS (d) — (0.2)%

	Germany — (0.2)%

(670)	Sartorius AG	(251,891)

	TOTAL PREFERRED STOCKS (PROCEEDS $316,086)	(251,891)

	TOTAL SECURITIES SOLD SHORT (PROCEEDS $65,718,705)	(58,684,419)

	Other Assets and Liabilities (net) — 7.2%	13,144,366

	TOTAL NET ASSETS — 100.0%	$183,604,840

GMO Alternative Allocation Fund

(A Series of GMO Trust)

Consolidated Schedule of Investments — (Continued)

November 30, 2022 (Unaudited)

A summary of outstanding financial instruments at November 30, 2022 is as follows:

Forward Currency Contracts

Settlement Date	Counter- party	Currency Sold		Currency Purchased		Net Unrealized Appreciation (Depreciation) ($)
01/17/2023	DB	CAD	895,415	USD	666,811	645
02/16/2023	JPM	CHF	2,317,275	USD	2,473,510	1,624
01/31/2023	BCLY	CHF	6,459,265	USD	6,879,097	1,571
01/18/2023	JPM	CZK	16,970,976	USD	725,069	1,279
01/18/2023	MSCI	EUR	1,871,800	USD	1,958,953	3,614
01/31/2023	SSB	EUR	2,870,000	USD	3,007,559	6,777
02/08/2023	MSCI	SEK	11,900,000	USD	1,144,710	6,240
02/09/2023	JPM	USD	1,029,024	AUD	1,530,000	12,491
01/23/2023	UBSA	USD	477,590	AUD	706,714	3,153
01/23/2023	DB	USD	7,356	AUD	10,927	77
12/02/2022	MSCI	USD	780,599	BRL	4,239,119	36,290
12/02/2022	GS	USD	103,919	BRL	550,000	2,068
02/02/2023	MSCI	USD	658,409	BRL	3,589,119	25,044
02/02/2023	MSCI	USD	2,844,139	CAD	3,871,285	36,534
02/02/2023	BCLY	USD	1,008,752	CAD	1,360,000	3,241
02/07/2023	BOA	USD	686,778	CAD	928,543	4,220
01/17/2023	MSCI	USD	309,797	CAD	419,507	2,305
01/12/2023	MSCI	USD	222,612	CLP	210,000,000	11,670
01/31/2023	MSCI	USD	3,641,615	EUR	3,486,217	3,464
01/31/2023	DB	USD	450,254	EUR	432,076	1,511
02/21/2023	MSCI	USD	378,240	GBP	320,000	8,390
02/16/2023	MSCI	USD	134,492	HUF	54,520,539	1,284
02/16/2023	CITI	USD	98,439	HUF	40,000,000	1,176
02/03/2023	JPM	USD	701,538	IDR	11,014,143,000	1,431
12/12/2022	MSCI	USD	7,105,421	JPY	1,024,448,285	322,071
01/17/2023	MSCI	USD	3,067,658	JPY	445,861,155	180,881
12/12/2022	BCLY	USD	316,643	JPY	46,917,060	23,517
12/12/2022	JPM	USD	383,407	JPY	56,504,863	26,267
01/17/2023	BCLY	USD	2,280,176	JPY	329,320,148	119,247
01/17/2023	DB	USD	27,503	JPY	3,820,805	335
01/24/2023	MSCI	USD	803,913	MXN	16,418,725	39,243
01/18/2023	MSCI	USD	3,318,258	NOK	34,827,768	224,336
01/24/2023	MSCI	USD	64,667	NZD	105,329	1,756
01/12/2023	MSCI	USD	288,904	PEN	1,160,000	12,473
12/02/2022	CITI	USD	174,050	PHP	10,000,000	2,754
12/02/2022	JPM	USD	87,125	PHP	5,000,000	1,277
12/02/2022	BCLY	USD	188,527	PHP	10,663,090	0
02/21/2023	BCLY	USD	53,777	PLN	250,000	1,205
02/08/2023	MSCI	USD	1,105,028	SEK	12,055,521	48,321
02/08/2023	BCLY	USD	367,429	SEK	3,900,000	5,683
02/21/2023	GS	USD	58,292	SGD	80,000	547
02/21/2023	MSCI	USD	59,477	THB	2,100,000	576
02/06/2023	CITI	USD	78,972	TWD	2,400,000	364
01/23/2023	BCLY	AUD	424,080	USD	286,291	(2,190)
01/23/2023	DB	AUD	280,157	USD	185,792	(4,785)

Settlement Date	Counter- party	Currency Sold		Currency Purchased		Net Unrealized Appreciation (Depreciation) ($)
12/02/2022	CITI	BRL	750,000	USD	138,119	(6,408)
12/02/2022	GS	BRL	450,000	USD	84,008	(2,709)
12/02/2022	MSCI	BRL	3,589,119	USD	666,627	(25,005)
02/07/2023	MSCI	CAD	4,583,142	USD	3,391,722	(18,937)
02/16/2023	JPM	CHF	610,000	USD	647,102	(3,598)
01/31/2023	SSB	CHF	187,022	USD	198,829	(304)
01/31/2023	MSCI	CHF	242,235	USD	256,231	(1,690)
01/12/2023	MSCI	CLP	175,903,500	USD	181,878	(14,364)
01/12/2023	MSCI	COP	440,000,000	USD	87,842	(2,671)
01/23/2023	BCLY	GBP	253,398	USD	302,290	(3,660)
02/21/2023	BCLY	GBP	320,000	USD	382,933	(3,696)
02/03/2023	MSCI	IDR	1,200,000,000	USD	76,093	(496)
02/28/2023	JPM	ILS	967,605	USD	282,636	(2,536)
02/23/2023	MSCI	INR	53,926,936	USD	655,216	(4,400)
01/11/2023	CITI	JPY	2,185,000,000	USD	15,173,988	(733,548)
12/12/2022	MSCI	JPY	21,916,421	USD	151,336	(7,563)
12/12/2022	DB	JPY	85,016,238	USD	585,219	(31,168)
01/17/2023	BOA	JPY	54,000,000	USD	370,673	(22,771)
01/17/2023	DB	JPY	48,460,427	USD	345,356	(7,727)
02/03/2023	JPM	KRW	761,169,825	USD	534,106	(50,167)
01/24/2023	GS	MXN	1,600,000	USD	79,309	(2,857)
01/18/2023	BOA	NOK	4,300,000	USD	417,630	(19,755)
01/24/2023	BCLY	NZD	317,480	USD	195,409	(4,800)
02/28/2023	MSCI	NZD	2,460,000	USD	1,529,923	(22,264)
01/24/2023	MSCI	NZD	206,182	USD	128,526	(1,496)
01/24/2023	DB	NZD	215,508	USD	134,360	(1,543)
01/12/2023	MSCI	PEN	440,000	USD	109,290	(5,026)
12/02/2022	JPM	PHP	25,663,090	USD	442,124	(11,608)
02/01/2023	BCLY	PHP	10,663,090	USD	188,261	(528)
02/21/2023	MSCI	PLN	857,005	USD	184,839	(3,640)
02/27/2023	BCLY	RON	2,841,896	USD	590,977	(5,744)
01/27/2023	BOA	SEK	2,874,016	USD	263,696	(11,060)
02/08/2023	BCLY	SEK	5,100,000	USD	485,333	(2,583)
02/21/2023	MSCI	SGD	515,848	USD	374,506	(4,899)
02/21/2023	BCLY	THB	20,452,251	USD	577,095	(7,777)
02/06/2023	BCLY	TWD	23,443,349	USD	732,467	(42,490)
02/02/2023	JPM	USD	641,085	CAD	860,000	(1,149)
01/17/2023	DB	USD	167,131	CAD	224,157	(364)
02/07/2023	BOA	USD	207,012	CAD	278,113	(47)
01/12/2023	MSCI	USD	874,118	COP	4,095,101,500	(31,709)
02/16/2023	BOA	USD	50,253	HUF	20,000,000	(445)
01/27/2023	BOA	USD	276,544	SEK	2,874,016	(1,788)

						$52,987

GMO Alternative Allocation Fund

(A Series of GMO Trust)

Consolidated Schedule of Investments — (Continued)

November 30, 2022 (Unaudited)

Futures Contracts

Number of Contracts +	Type	Expiration Date	Notional Amount ($)	Value/Net Unrealized Appreciation (Depreciation) ($)
Buys
88	CAC40 10 Euro	December 2022	6,230,573	146,236
41	Corn (g)	March 2023	1,367,350	(7,725)
2	DAX Index	December 2022	759,145	124,168
86	FTSE 100 Index	December 2022	7,908,394	214,802
9	Hang Seng Index	December 2022	1,081,261	66,161
343	Mini MSCI Emerging Markets	December 2022	16,849,875	508,387
109	MSCI Singapore	December 2022	2,395,867	36,637
7	Silver (g)	March 2023	762,335	6,626
47	Soybean (g)	January 2023	3,453,325	190,765
2	TOPIX Index	December 2022	291,612	6,961

			$41,099,737	$1,293,018

Number of Contracts +	Type	Expiration Date	Notional Amount ($)	Value/Net Unrealized Appreciation (Depreciation) ($)
Sales
7	Australian Government Bond 10 Yr.	December 2022	$573,284	$(3,297)
41	Canadian Government Bond 10 Yr.	March 2023	3,832,539	(12,932)
35	E-mini Russell 2000 Index	December 2022	3,303,125	(83,357)
7	Euro Bund	December 2022	1,026,198	(3,012)
3	Euro Bund	March 2023	437,770	(75)
38	FTSE Taiwan Index	December 2022	1,998,790	(39,885)
11	Gold 100 OZ (g)	February 2023	1,935,890	(12,395)
31	MSCI EAFE	December 2022	3,068,690	(204,415)
109	S&P 500 E-Mini	December 2022	22,242,813	(225,833)
14	S&P/TSX 60	December 2022	2,581,749	(140,412)
8	SPI 200 Futures	December 2022	999,888	(28,406)
71	U.S. Treasury Note 10 Yr. (CBT)	March 2023	8,058,500	(43,987)
2	UK Gilt Long Bond	March 2023	253,079	1,107
4	WTI Crude (g)	December 2022	322,200	30,352

			$50,634,515	$(766,547)

+	Buys - Fund is long the futures contract.
Sales - Fund is short the futures contract.

Written Options

Description	Exercise Price	Expiration Date	Number of Contracts	Notional Amount		Value ($)
Equity Options – Calls
Continental Resources, Inc.	70.00	12/16/22	(93)	USD	(690,758)	(39,990)

Index Options – Puts
S&P 500 Index	3,770.00	12/02/22	(9)	USD	(3,672,099)	(315)
S&P 500 Index	3,990.00	12/09/22	(8)	USD	(3,264,088)	(12,400)
S&P 500 Index	3,965.00	12/16/22	(8)	USD	(3,264,088)	(25,520)
S&P 500 Index	4,025.00	12/23/22	(8)	USD	(3,264,088)	(44,880)

	Total Index Options – Puts					(83,115)

Description	Counterparty	Exercise Rate	Expiration Date	Principal/ Notional Amount		Floating Rate Index	Pay/Receive Floating Rate	Value ($)
Written Options on Credit Default Swaps – Puts
CDX.NA.IG.S39	DB	105.00%	12/21/22	USD	(22,225,000)	FixedSpread	Pay	(2,066)
CDX.NA.IG.S39	BCLY	105.00%	12/21/22	USD	(11,125,000)	FixedSpread	Pay	(1,034)
CDX.NA.IG.S39	DB	100.00%	01/18/23	USD	(20,010,000)	FixedSpread	Pay	(10,675)

				Total Written Options On Credit Default Swaps – Puts				(13,775)

				TOTAL WRITTEN OPTIONS (Premiums $435,073)				$(136,880)

GMO Alternative Allocation Fund

(A Series of GMO Trust)

Consolidated Schedule of Investments — (Continued)

November 30, 2022 (Unaudited)

Swap Contracts

Centrally Cleared Credit Default Swaps

Reference Entity	Notional Amount		Annual Premium	Implied Credit Spread (1)	Maximum Potential Amount of Future Payments by the Fund Under the Contract (2)	Expiration Date	Periodic Payment Frequency	Premiums Paid/ (Received) ($)	Value ($)	Net Unrealized Appreciation/ (Depreciation) ($)
Buy Protection^:
CDX.NA.HY.S37.V2	USD	4,405,500	5.00%	3.81%	N/A	12/20/2026	Quarterly	(244,505)	(177,392)	67,113
ITRAXX.XO.36.V1	EUR	6,675,000	5.00%	3.99%	N/A	12/20/2026	Quarterly	(237,664)	(239,366)	(1,702)
CDX.NA.IG.S39	USD	33,350,000	1.00%	0.76%	N/A	12/20/2027	Quarterly	(137,482)	(364,182)	(226,700)

								$(619,651)	$(780,940)	$(161,289)

OTC Credit Default Swaps

Reference Entity	Counterparty	Notional Amount		Annual Premium	Implied Credit Spread (1)	Maximum Potential Amount of Future Payments by the Fund Under the Contract (2)	Expiration Date	Periodic Payment Frequency	Premiums Paid/ (Received) ($)	Value ($)	Net Unrealized Appreciation/ (Depreciation) ($)
Buy Protection^:
CDX.NA.HYS.31	CITI	USD	1,631,000	5.00%	1.56%	N/A	12/20/2023	Quarterly	(6,361)	(57,903)	(51,542)
CDX.NA.HYS.31	CITI	USD	1,780,000	5.00%	1.56%	N/A	12/20/2023	Quarterly	18,334	(63,192)	(81,526)
CMBX.NA.BBB-.9	MLCS	USD	2,640,000	3.00%	11.56%	N/A	09/17/2058	Monthly	212,244	515,803	303,559
CMBX.NA.BBB-.10	GS	USD	1,886,000	3.00%	8.64%	N/A	11/17/2059	Monthly	351,268	324,457	(26,811)
CMBX.NA.BBB-.13	CGMI	USD	1,500,000	3.00%	6.96%	N/A	12/16/2072	Monthly	65,524	286,734	221,210
CMBX.NA.BBB-.13	GS	USD	576,500	3.00%	6.96%	N/A	12/16/2072	Monthly	35,496	110,202	74,706
CMBX.NA.BBB-.13	MSCI	USD	1,668,750	3.00%	6.96%	N/A	12/16/2072	Monthly	226,077	318,992	92,915
Sell Protection^:
CDX.NA.HYS.31.V14-5Y	CITI	USD	1,187,000	5.00%	0.38%	1,187,000 USD	12/20/2023	Quarterly	121,668	56,779	(64,889)
CDX.NA.HYS.31.V14-5Y	CITI	USD	1,928,000	5.00%	0.38%	1,928,000 USD	12/20/2023	Quarterly	203,886	92,225	(111,661)
CDX.NA.HYS.31.V14-5Y	CITI	USD	3,560,000	5.00%	0.38%	3,560,000 USD	12/20/2023	Quarterly	238,520	170,290	(68,230)
CDX.NA.HYS.33.V12-5Y	CITI	USD	4,388,727	5.00%	0.22%	4,388,727 USD	12/20/2024	Quarterly	756,836	408,575	(348,261)
CDX.NA.HYS.35	GS	USD	2,225,000	5.00%	1.47%	2,225,000 USD	12/20/2025	Quarterly	132,919	224,187	91,268
CDX.NA.HYS.37	GS	USD	11,125,000	5.00%	0.59%	11,125,000 USD	12/20/2026	Quarterly	2,081,364	1,755,564	(325,800)
ITRAXX.XO.36 35	MSCI	EUR	13,350,000	5.00%	0.81%	13,350,000 EUR	12/20/2026	Quarterly	2,319,299	2,085,895	(233,404)
CMBX.NA.A.9	CGMI	USD	1,112,500	2.00%	3.86%	1,112,500 USD	09/17/2058	Monthly	(33,096)	(52,470)	(19,374)
CMBX.NA.A.9	CGMI	USD	1,780,000	2.00%	3.86%	1,780,000 USD	09/17/2058	Monthly	(44,602)	(83,952)	(39,350)
CMBX.NA.A.9	MLCS	USD	4,750,000	2.00%	3.86%	4,750,000 USD	09/17/2058	Monthly	9,294	(224,029)	(233,323)
CMBX.NA.AAA.10	GS	USD	4,610,000	0.50%	0.54%	4,610,000 USD	11/17/2059	Monthly	42,163	(7,087)	(49,250)
CMBX.NA.AAA.13	GS	USD	1,730,000	0.50%	0.72%	1,730,000 USD	12/16/2072	Monthly	4,051	(22,523)	(26,574)

									$6,734,884	$5,838,547	$(896,337)

^

Buy Protection - Fund pays a premium and buys credit protection. If a credit event occurs the Fund will, depending on the terms of the particular swap contract, either (i) receive from the seller of protection an amount equal to the notional amount of the swap and deliver the referenced obligation or underlying securities comprising the referenced index or (ii) receive a net settlement amount in the form of cash or securities equal to the notional amount of the swap less the recovery value of the referenced obligation or underlying securities comprising the referenced index.

Sell Protection - Fund receives a premium and sells credit protection. If a credit event occurs the Fund will, depending on the terms of the particular swap contract, either (i) pay to the buyer of protection an amount equal to the notional amount of the swap and take delivery of the referenced obligation or underlying securities comprising the referenced index or (ii) pay a net settlement amount in the form of cash or securities equal to the notional amount of the swap less the recovery value of the referenced obligation or underlying securities comprising the referenced index.

(1)

As of November 30, 2022, implied credit spreads in absolute terms, calculated using a model, and utilized in determining the market value of credit default swap contracts on the reference security, serve as an indicator of the current status of the payment/performance risk and reflect the likelihood or risk of default for the reference entity. The implied credit spread of a particular referenced entity reflects the cost of buying/selling protection. Wider (i.e. higher) credit spreads represent a deterioration of the referenced entity’s credit soundness and a greater likelihood or risk of default or other credit event occurring as defined under the terms of the contract.

(2)	The maximum potential amount the Fund could be required to pay as a seller of credit protection if a credit event occurs as defined under the terms of that particular swap contract.

GMO Alternative Allocation Fund

(A Series of GMO Trust)

Consolidated Schedule of Investments — (Continued)

November 30, 2022 (Unaudited)

Centrally Cleared Interest Rate Swaps

Fund Pays	Fund Receives	Notional Amount		Expiration Date	Periodic Payment Frequency	Premiums Paid/ (Received) ($)	Value ($)	Net Unrealized Appreciation/ (Depreciation) ($)
3.86%	3 Month AUD BBSW	AUD	9,246,000	12/21/2024	Quarterly	(7,067)	(24,268)	(17,201)
3.91%	3 Month AUD BBSW	AUD	4,500,000	12/21/2024	Quarterly	—	(14,700)	(14,700)
4.08%	3 Month CAD CDOR	CAD	16,859,000	12/21/2024	Semi-Annually	(344)	67,568	67,912
4.25%	3 Month CAD CDOR	CAD	1,500,000	12/21/2024	Semi-Annually	—	2,499	2,499
3 Month CAD CDOR	4.15%	CAD	7,500,000	12/21/2024	Semi-Annually	—	(22,955)	(22,955)
CHF - SARON - OIS - COMPOUND	1.39%	CHF	4,000,000	12/21/2024	Semi-Annually	—	13,713	13,713
CHF - SARON - OIS - COMPOUND	1.74%	CHF	7,500,000	12/21/2024	Semi-Annually	—	80,920	80,920
1.81%	CHF - SARON - OIS - COMPOUND	CHF	18,227,000	12/21/2024	Semi-Annually	(1,465)	(224,184)	(222,719)
1.40%	CHF - SARON - OIS - COMPOUND	CHF	2,500,000	12/21/2024	Semi-Annually	—	(8,835)	(8,835)
EUR - EuroSTR - COMPOUND	2.59%	EUR	6,500,000	12/21/2024	Annually	—	(7,154)	(7,154)
EUR - EuroSTR - COMPOUND	2.64%	EUR	2,000,000	12/21/2024	Annually	—	(411)	(411)
2.14%	EUR - EuroSTR - COMPOUND	EUR	3,481,000	12/21/2024	Annually	846	36,297	35,451
2.94%	EUR - EuroSTR - COMPOUND	EUR	4,500,000	12/21/2024	Annually	—	(26,398)	(26,398)
GBP - SONIA - COMPOUND	3.96%	GBP	14,100,000	12/21/2024	Annually	(35,542)	(134,446)	(98,904)
GBP - SONIA - COMPOUND	4.58%	GBP	1,500,000	12/21/2024	Annually	—	6,851	6,851
4.26%	GBP - SONIA - COMPOUND	GBP	4,000,000	12/21/2024	Annually	—	10,996	10,996
5.22%	GBP - SONIA - COMPOUND	GBP	3,500,000	12/21/2024	Annually	—	(66,960)	(66,960)
5.36%	GBP - SONIA - COMPOUND	GBP	3,000,000	12/21/2024	Annually	—	(66,907)	(66,907)
3 Month SEK STIBOR	3.29%	SEK	127,391,000	12/21/2024	Quarterly	26,213	21,174	(5,039)
3 Month SEK STIBOR	3.45%	SEK	25,000,000	12/21/2024	Quarterly	—	11,236	11,236
USD - SOFR - COMPOUND	4.59%	USD	3,500,000	12/21/2024	Semi-Annually	—	13,340	13,340
3.58%	USD - SOFR - COMPOUND	USD	2,613,000	12/21/2024	Semi-Annually	879	40,040	39,161
4.47%	USD - SOFR - COMPOUND	USD	5,000,000	12/21/2024	Semi-Annually	—	(8,329)	(8,329)
6 Month AUD BBSW	4.14%	AUD	1,100,000	12/21/2032	Semi-Annually	—	(1,046)	(1,046)
6 Month AUD BBSW	4.19%	AUD	1,100,000	12/21/2032	Semi-Annually	—	1,976	1,976
6 Month AUD BBSW	4.21%	AUD	1,300,000	12/21/2032	Semi-Annually	—	3,959	3,959
6 Month AUD BBSW	4.25%	AUD	4,524,000	12/21/2032	Semi-Annually	10,593	23,245	12,652
6 Month AUD BBSW	4.25%	AUD	2,205,000	12/21/2032	Semi-Annually	5,163	11,330	6,167
6 Month AUD BBSW	4.29%	AUD	1,300,000	12/21/2032	Semi-Annually	—	9,948	9,948
6 Month AUD BBSW	4.57%	AUD	1,900,000	12/21/2032	Semi-Annually	—	44,015	44,015
6 Month AUD BBSW	4.73%	AUD	3,700,000	12/21/2032	Semi-Annually	—	118,469	118,469
4.48%	6 Month AUD BBSW	AUD	2,500,000	12/21/2032	Semi-Annually	—	(44,732)	(44,732)
3.71%	3 Month CAD CDOR	CAD	6,623,000	12/21/2032	Semi-Annually	(3,007)	(98,302)	(95,295)
3.66%	3 Month CAD CDOR	CAD	900,000	12/21/2032	Semi-Annually	—	(10,576)	(10,576)
3.55%	3 Month CAD CDOR	CAD	2,600,000	12/21/2032	Semi-Annually	—	(12,800)	(12,800)
3.57%	3 Month CAD CDOR	CAD	1,300,000	12/21/2032	Semi-Annually	—	(7,733)	(7,733)
3.65%	3 Month CAD CDOR	CAD	2,500,000	12/21/2032	Semi-Annually	—	(28,117)	(28,117)
3.68%	3 Month CAD CDOR	CAD	1,700,000	12/21/2032	Semi-Annually	—	(22,659)	(22,659)
3 Month CAD CDOR	3.41%	CAD	1,300,000	12/21/2032	Semi-Annually	—	(4,855)	(4,855)
3 Month CAD CDOR	3.57%	CAD	1,500,000	12/21/2032	Semi-Annually	—	8,969	8,969
3 Month CAD CDOR	3.59%	CAD	400,000	12/21/2032	Semi-Annually	—	2,972	2,972
3 Month CAD CDOR	3.63%	CAD	1,300,000	12/21/2032	Semi-Annually	—	12,899	12,899
3 Month CAD CDOR	3.71%	CAD	3,686,000	12/21/2032	Semi-Annually	3,007	54,712	51,705
3 Month CAD CDOR	3.79%	CAD	2,400,000	12/21/2032	Semi-Annually	—	47,582	47,582
3 Month CAD CDOR	3.84%	CAD	2,700,000	12/21/2032	Semi-Annually	—	63,238	63,238
3 Month CAD CDOR	3.97%	CAD	1,300,000	12/21/2032	Semi-Annually	—	41,109	41,109
3 Month CAD CDOR	4.04%	CAD	2,400,000	12/21/2032	Semi-Annually	—	85,960	85,960
CHF - SARON - OIS - COMPOUND	1.85%	CHF	600,000	12/21/2032	Semi-Annually	(2,802)	11,885	14,687
CHF - SARON - OIS - COMPOUND	1.86%	CHF	7,040,000	12/21/2032	Semi-Annually	—	148,130	148,130
CHF - SARON - OIS - COMPOUND	1.93%	CHF	1,300,000	12/21/2032	Semi-Annually	—	36,076	36,076
CHF - SARON - OIS - COMPOUND	2.05%	CHF	3,966,000	12/21/2032	Semi-Annually	2,493	156,624	154,131
CHF - SARON - OIS - COMPOUND	2.18%	CHF	800,000	12/21/2032	Semi-Annually	3,413	41,460	38,047
CHF - SARON - OIS - COMPOUND	2.20%	CHF	1,700,000	12/21/2032	Semi-Annually	(1,469)	92,296	93,765
CHF - SARON - OIS - COMPOUND	2.27%	CHF	1,100,000	12/21/2032	Semi-Annually	—	67,589	67,589
2.01%	CHF - SARON - OIS - COMPOUND	CHF	1,300,000	12/21/2032	Semi-Annually	—	(45,567)	(45,567)
2.19%	CHF - SARON - OIS - COMPOUND	CHF	1,600,000	12/21/2032	Semi-Annually	2,738	(85,398)	(88,136)

GMO Alternative Allocation Fund

(A Series of GMO Trust)

Consolidated Schedule of Investments — (Continued)

November 30, 2022 (Unaudited)

Centrally Cleared Interest Rate Swaps — continued

Fund Pays	Fund Receives	Notional Amount		Expiration Date	Periodic Payment Frequency	Premiums Paid/ (Received) ($)	Value ($)	Net Unrealized Appreciation/ (Depreciation) ($)
2.24%	CHF - SARON - OIS - COMPOUND	CHF	1,000,000	12/21/2032	Semi-Annually	—	(57,992)	(57,992)
2.18%	CHF - SARON - OIS - COMPOUND	CHF	900,000	12/21/2032	Semi-Annually	(4,402)	(47,255)	(42,853)
2.11%	CHF - SARON - OIS - COMPOUND	CHF	1,200,000	12/21/2032	Semi-Annually	—	(53,902)	(53,902)
1.98%	CHF - SARON - OIS - COMPOUND	CHF	1,300,000	12/21/2032	Semi-Annually	—	(42,040)	(42,040)
1.85%	CHF - SARON - OIS - COMPOUND	CHF	1,300,000	12/21/2032	Semi-Annually	7,927	(25,558)	(33,485)
EUR - EuroSTR - COMPOUND	2.21%	EUR	766,000	12/21/2032	Annually	465	(14,366)	(14,831)
EUR - EuroSTR - COMPOUND	2.48%	EUR	1,100,000	12/21/2032	Annually	—	7,119	7,119
EUR - EuroSTR - COMPOUND	2.89%	EUR	800,000	12/21/2032	Annually	—	35,134	35,134
EUR - EuroSTR - COMPOUND	2.94%	EUR	6,249,000	12/21/2032	Annually	2,207	302,211	300,004
EUR - EuroSTR - COMPOUND	3.12%	EUR	1,000,000	12/21/2032	Annually	—	65,164	65,164
2.82%	EUR - EuroSTR - COMPOUND	EUR	900,000	12/21/2032	Annually	—	(33,736)	(33,736)
2.80%	EUR - EuroSTR - COMPOUND	EUR	430,000	12/21/2032	Annually	—	(15,223)	(15,223)
2.80%	EUR - EuroSTR - COMPOUND	EUR	1,600,000	12/21/2032	Annually	—	(57,012)	(57,012)
2.41%	EUR - EuroSTR - COMPOUND	EUR	1,400,000	12/21/2032	Annually	—	(247)	(247)
2.75%	EUR - EuroSTR - COMPOUND	EUR	470,000	12/21/2032	Annually	—	(14,681)	(14,681)
2.69%	EUR - EuroSTR - COMPOUND	EUR	1,600,000	12/21/2032	Annually	—	(41,386)	(41,386)
2.70%	EUR - EuroSTR - COMPOUND	EUR	500,000	12/21/2032	Annually	—	(13,164)	(13,164)
2.55%	EUR - EuroSTR - COMPOUND	EUR	2,200,000	12/21/2032	Annually	—	(28,087)	(28,087)
2.63%	EUR - EuroSTR - COMPOUND	EUR	1,000,000	12/21/2032	Annually	—	(19,802)	(19,802)
GBP - SONIA - COMPOUND	3.30%	GBP	800,000	12/21/2032	Annually	—	(5,629)	(5,629)
GBP - SONIA - COMPOUND	3.52%	GBP	900,000	12/21/2032	Annually	—	12,599	12,599
GBP - SONIA - COMPOUND	4.12%	GBP	700,000	12/21/2032	Annually	—	51,780	51,780
GBP - SONIA - COMPOUND	4.33%	GBP	1,300,000	12/21/2032	Annually	—	123,832	123,832
GBP - SONIA - COMPOUND	4.65%	GBP	700,000	12/21/2032	Annually	—	88,749	88,749
3.19%	GBP - SONIA - COMPOUND	GBP	3,040,000	12/21/2032	Annually	20,326	55,706	35,380
3.96%	GBP - SONIA - COMPOUND	GBP	1,050,000	12/21/2032	Annually	—	(61,118)	(61,118)
3.93%	GBP - SONIA - COMPOUND	GBP	510,000	12/21/2032	Annually	—	(28,393)	(28,393)
3.90%	GBP - SONIA - COMPOUND	GBP	540,000	12/21/2032	Annually	—	(28,022)	(28,022)
3.79%	GBP - SONIA - COMPOUND	GBP	1,100,000	12/21/2032	Annually	—	(45,540)	(45,540)
3.76%	GBP - SONIA - COMPOUND	GBP	300,000	12/21/2032	Annually	—	(11,435)	(11,435)
4.28%	3 Month NZD Bank Bill Rate	NZD	4,610,000	12/21/2032	Quarterly	(30,611)	26,098	56,709
4.82%	3 Month NZD Bank Bill Rate	NZD	2,400,000	12/21/2032	Quarterly	—	(51,440)	(51,440)
4.75%	3 Month NZD Bank Bill Rate	NZD	1,700,000	12/21/2032	Quarterly	—	(30,186)	(30,186)
3 Month NZD Bank Bill Rate	4.21%	NZD	2,300,000	12/21/2032	Quarterly	—	(22,155)	(22,155)
3 Month NZD Bank Bill Rate	4.45%	NZD	2,400,000	12/21/2032	Quarterly	—	6,705	6,705
3 Month NZD Bank Bill Rate	4.52%	NZD	2,300,000	12/21/2032	Quarterly	—	14,709	14,709
3 Month NZD Bank Bill Rate	4.76%	NZD	2,110,000	12/21/2032	Quarterly	—	39,071	39,071
3 Month NZD Bank Bill Rate	4.86%	NZD	1,990,000	12/21/2032	Quarterly	—	46,942	46,942
3 Month SEK STIBOR	2.69%	SEK	15,000,000	12/21/2032	Quarterly	—	(3,734)	(3,734)
3.28%	3 Month SEK STIBOR	SEK	12,000,000	12/21/2032	Quarterly	—	(55,497)	(55,497)
3.17%	3 Month SEK STIBOR	SEK	20,000,000	12/21/2032	Quarterly	—	(74,457)	(74,457)
3.16%	3 Month SEK STIBOR	SEK	11,000,000	12/21/2032	Quarterly	—	(40,041)	(40,041)
2.91%	3 Month SEK STIBOR	SEK	28,000,000	12/21/2032	Quarterly	—	(43,422)	(43,422)
2.87%	3 Month SEK STIBOR	SEK	26,956,000	12/21/2032	Quarterly	(3,631)	(33,438)	(29,807)
2.98%	3 Month SEK STIBOR	SEK	14,000,000	12/21/2032	Quarterly	—	(30,399)	(30,399)
3.08%	3 Month SEK STIBOR	SEK	11,000,000	12/21/2032	Quarterly	—	(32,987)	(32,987)
3.10%	3 Month SEK STIBOR	SEK	19,000,000	12/21/2032	Quarterly	—	(60,122)	(60,122)
3 Month SEK STIBOR	3.19%	SEK	20,000,000	12/21/2032	Quarterly	—	77,767	77,767
USD - SOFR - COMPOUND	3.08%	USD	2,600,000	12/21/2032	Semi-Annually	—	(62,244)	(62,244)
USD - SOFR - COMPOUND	3.13%	USD	587,000	12/21/2032	Semi-Annually	(788)	(11,936)	(11,148)
USD - SOFR - COMPOUND	3.22%	USD	1,100,000	12/21/2032	Semi-Annually	—	(13,509)	(13,509)
USD - SOFR - COMPOUND	3.48%	USD	800,000	12/21/2032	Semi-Annually	—	7,185	7,185
USD - SOFR - COMPOUND	3.68%	USD	2,500,000	12/21/2032	Semi-Annually	—	64,497	64,497
USD - SOFR - COMPOUND	3.69%	USD	1,100,000	12/21/2032	Semi-Annually	—	30,085	30,085
USD - SOFR - COMPOUND	3.81%	USD	2,900,000	12/21/2032	Semi-Annually	—	106,194	106,194

GMO Alternative Allocation Fund

(A Series of GMO Trust)

Consolidated Schedule of Investments — (Continued)

November 30, 2022 (Unaudited)

Centrally Cleared Interest Rate Swaps — continued

Fund Pays	Fund Receives	Notional Amount		Expiration Date	Periodic Payment Frequency	Premiums Paid/ (Received) ($)	Value ($)	Net Unrealized Appreciation/ (Depreciation) ($)
3.13%	USD - SOFR - COMPOUND	USD	6,401,000	12/21/2032	Semi-Annually	3,409	126,986	123,577
3.79%	USD - SOFR - COMPOUND	USD	800,000	12/21/2032	Semi-Annually	—	(28,054)	(28,054)
3.70%	USD - SOFR - COMPOUND	USD	1,100,000	12/21/2032	Semi-Annually	—	(30,501)	(30,501)
3.72%	USD - SOFR - COMPOUND	USD	1,200,000	12/21/2032	Semi-Annually	—	(35,840)	(35,840)
3.91%	USD - SOFR - COMPOUND	USD	700,000	12/21/2032	Semi-Annually	—	(32,062)	(32,062)
3.44%	USD - SOFR - COMPOUND	USD	1,100,000	12/21/2032	Semi-Annually	—	(6,743)	(6,743)

						$(1,449)	$366,923	$368,372

OTC Total Return Swaps

Fund Pays	Fund Receives	Counterparty	Notional Amount		Expiration Date	Periodic Payment Frequency	Premiums Paid/ (Received) ($)	Value ($)	Net Unrealized Appreciation/ (Depreciation) ($)
SOFR	Total Return on iShares iBoxx High Yield Corporate Bond ETF	MSCI	USD	5,000,000	03/20/2023	Quarterly	(187)	123,542	123,729
SOFR	Total Return on iShares iBoxx High Yield Corporate Bond ETF	MSCI	USD	10,000,000	03/20/2023	Quarterly	(368)	167,993	168,361
1 Month Federal Funds Rate plus 0.09%	Total Return on MSCI World Daily Total Return Net Value Index	GS	USD	2,849,764	05/09/2023	Monthly	—	210,980	210,980
Total Return on MSCI World Daily Total Return Net Growth Index	1 Month Federal Funds Rate minus 0.08%	GS	USD	2,565,392	05/09/2023	Monthly	—	(203,248)	(203,248)
Total Return on MSCI World Daily Total Return Net Growth Index	1 Month Federal Funds Rate minus 0.08%	GS	USD	261,775	05/09/2023	Monthly	—	(20,740)	(20,740)
1 Month Federal Funds Rate plus 0.01%	Total Return on MSCI World Daily Total Return Net Value Index	UBSA	USD	3,477,142	05/12/2023	Monthly	—	88,482	88,482
Total Return on MSCI World Daily Total Return Net Growth Index	1 Month Federal Funds Rate plus 0.02%	UBSA	USD	3,597,554	05/12/2023	Monthly	—	(30,375)	(30,375)
1 Month Federal Funds Rate plus 0.05%	Total Return on MSCI World Daily Total Return Net Value Index	UBSA	USD	948,282	05/22/2023	Monthly	—	12,638	12,638
Total Return on MSCI World Daily Total Return Net Growth Index	1 Month Federal Funds Rate plus 0.06%	UBSA	USD	789,297	05/22/2023	Monthly	—	(9,735)	(9,735)

GMO Alternative Allocation Fund

(A Series of GMO Trust)

Consolidated Schedule of Investments — (Continued)

November 30, 2022 (Unaudited)

OTC Total Return Swaps — continued

Fund Pays	Fund Receives	Counterparty	Notional Amount		Expiration Date	Periodic Payment Frequency	Premiums Paid/ (Received) ($)	Value ($)	Net Unrealized Appreciation/ (Depreciation) ($)
1 Month Federal Funds Rate plus 0.01%	Total Return on MSCI World Daily Total Return Net Value Index	UBSA	USD	428,805	08/09/2023	Monthly	—	31,746	31,746
Total Returnon MSCI World Daily Total Return Net Growth Index	1 Month Federal Funds Rate minus 0.01%	UBSA	USD	235,597	08/09/2023	Monthly	—	(18,666)	(18,666)
Total Return on Equity Basket (h)	1 Month Federal Funds Rate minus 0.75%	GS	USD	1	05/24/2024	Monthly	—	(507)	(507)
Total Return on Equity Basket (h)	1 Month Federal Funds Rate plus 1.00%	MORD	USD	1	05/24/2024	Monthly	—	(85)	(85)
Total Return on Equity Basket (i)	1 Month Federal Funds Rate minus 0.40%	MORD	USD	2,538,483	06/18/2024	Monthly	—	(80,506)	(80,506)
Total Return on Equity Basket (h)	1 Month Federal Funds Rate minus 0.40%	GS	USD	1,096,794	06/24/2024	Monthly	—	(13,443)	(13,443)

							$(555)	$258,076	$258,631

As of November 30, 2022, for the above contracts and/or agreements, the Fund had sufficient cash and/or securities to cover commitments or collateral requirements, if any, of the relevant broker or exchange.

Notes to Schedule of Investments:

†	Denominated in U.S. Dollar, unless otherwise indicated.

*	Non-income producing security.

(a)

All or a portion of this security has been pledged to cover margin requirements on futures and/or cleared swap contracts, collateral on securities sold short, OTC swap contracts, forward currency contracts, and/or written options, if any.

(b)	Securities are traded on separate exchanges for the same entity.

(c)	Investment valued using significant unobservable inputs.

(d)	Preferred dividend rates are disclosed to the extent that a stated rate exists.

(e)	The rate disclosed is the 7 day net yield as of November 30, 2022.
(f)	The rate shown represents yield-to-maturity.

(g)	All or a portion of this security or derivative is owned by GMO Alternative Allocation SPC Ltd., which is a 100% owned subsidiary of GMO Alternative Allocation Fund.

(h)	Periodic payments made/received are based on the total return of the referenced entity. Custom equity basket swap which has a notional amount of less than 1% of the Fund’s total net assets.

GMO Alternative Allocation Fund

(A Series of GMO Trust)

Consolidated Schedule of Investments — (Continued)

November 30, 2022 (Unaudited)

(i)	The following table represents the individual long and/or short positions within the custom equity basket swap as of November 30, 2022:

Shares	Description	% of Equity Basket	Value ($)
(82,000)	Air China Ltd – Class H	2.5%	(66,000)
(181,500)	Airports of Thailand Pcl NVDR	14.8%	(387,625)
(92,000)	Alibaba Health Information Technology Ltd	3.0%	(77,662)
(222,000)	China Molybdenum Co Ltd – Class H	4.0%	(104,003)
(9,960)	Ganfeng Lithium Co Ltd – Class H	3.4%	(88,136)
(28,000)	Genscript Biotech Corp	2.8%	(72,523)
(174,500)	Gulf Energy Development Pcl NVDR	10.1%	(263,930)
(369)	Hanmi Pharm Co Ltd	2.8%	(73,777)
(3,653)	Hotel Shilla Co Ltd	7.8%	(205,284)
(2,341)	Kakao Corp	3.9%	(102,715)
(124,000)	Kingdee International Software Group Co Ltd	8.0%	(209,252)
(12,100)	Klabin SA	1.7%	(45,934)
(6,360)	Korea Aerospace Industries Ltd	9.0%	(236,194)
(494)	Samsung Biologics Co Ltd	12.8%	(335,988)
(40,355)	Samsung Heavy Industries Co Ltd	6.2%	(161,450)
(406)	Yuhan Corp	0.7%	(18,148)
(130,000)	Zijin Mining Group Co Ltd – Class H	6.5%	(172,544)

	TOTAL COMMON STOCKS		$(2,621,165)

The rates shown on variable rate notes are the current interest rates at November 30, 2022, which are subject to change based on the terms of the security.

Portfolio Abbreviations:

ADR - American Depositary Receipt

AUD BBSW - Bank Bill Swap Reference Rate denominated in Australian Dollar.

CDOR - Canadian Dollar Offering Rate

CVR - Contingent Value Right

ETF - Exchange-Traded Fund

EuroSTR - Euro Short-Term Rate

GDR - Global Depositary Receipt

LIBOR - London Interbank Offered Rate

NVDR - Non-Voting Depositary Receipt

NZD Bank Bill Rate - Bank Bill Rate denominated in New Zealand Dollar.

OIS - Overnight Indexed Swaps

REIT - Real Estate Investment Trust

SARON - Swiss Average Rate Overnight

SEK STIBOR - Stockholm Interbank Offered Rate denominated in Swedish Krona.

SOFR - Secured Overnight Financing Rate

SONIA - Sterling Overnight Interbank Average Rate

USBM - U.S. Treasury 3 Month Bill Money Market Yield

Counterparty Abbreviations:

BCLY - Barclays Bank PLC

BOA - Bank of America, N.A.

CGMI - Citigroup Global Markets Inc.

CITI - Citibank N.A.

DB - Deutsche Bank AG

GS - Goldman Sachs International

JPM - JPMorgan Chase Bank, N.A.

MLCS - Merrill Lynch Capital Services, Inc.

MORD - Morgan Stanley Capital Services LLC

MSCI - Morgan Stanley & Co. International PLC

SSB - State Street Bank and Trust Company

UBSA - UBS AG

Currency Abbreviations:

AUD - Australian Dollar

BRL - Brazil Real

CAD - Canada Dollar

CHF - Switzerland Franc

CLP - Chile Peso

COP - Colombia Peso

CZK - Czech Republic Koruna

EUR - Euro

GBP - United Kingdom Pound

HUF - Hungary Forint

IDR - Indonesia Rupiah

ILS - Israel Shekel

INR - Indian Rupee

JPY - Japan Yen

KRW - Korean Won

MXN - Mexico Peso

NOK - Norway Krone

NZD - New Zealand Dollar

PEN - Peru Nuevo Sol

PHP - Philippines Peso

PLN - Poland Zloty

RON - Romania New Leu

SEK - Sweden Krona

SGD - Singapore Dollar

THB - Thailand Baht

TWD - Taiwan New Dollar

USD - United States Dollar

GMO Benchmark-Free Allocation Fund

(A Series of GMO Trust)

Schedule of Investments

(showing percentage of total net assets)

November 30, 2022 (Unaudited)

Shares	Description	Value ($)

	MUTUAL FUNDS — 100.0%

	Affiliated Issuers — 100.0%

7,645,231	GMO Emerging Country Debt Fund, Class VI	145,641,657

6,146,389	GMO High Yield Fund, Class VI	109,897,440

313,952,720	GMO Implementation Fund	3,867,897,510

8,319,562	GMO Opportunistic Income Fund, Class VI	202,830,909

4,423,466	GMO SGM Major Markets Fund, Class VI	120,981,792

	TOTAL MUTUAL FUNDS (COST $4,754,175,324)	4,447,249,308

	SHORT-TERM INVESTMENTS — 0.0%

	Money Market Funds — 0.0%

3,074,108	State Street Institutional Treasury Money Market Fund – Premier Class, 3.49% (a)	3,074,108

	TOTAL SHORT-TERM INVESTMENTS (COST $3,074,108)	3,074,108

	TOTAL INVESTMENTS — 100.0% (Cost $4,757,249,432)	4,450,323,416

	Other Assets and Liabilities (net) — (0.0%)	(2,092,538)

	TOTAL NET ASSETS — 100.0%	$4,448,230,878

Notes to Schedule of Investments:

(a)	The rate disclosed is the 7 day net yield as of November 30, 2022.

GMO Benchmark-Free Fund

(A Series of GMO Trust)

Schedule of Investments

(showing percentage of total net assets)

November 30, 2022 (Unaudited)

Shares	Description	Value ($)

	COMMON STOCKS — 69.6%

	Argentina — 0.0%

1,400	Banco BBVA Argentina SA ADR	4,522

	Australia — 1.4%

13,589	Accent Group Ltd	16,774

223,654	Aurizon Holdings Ltd (a)	581,294

33,572	Austal Ltd	55,915

425,997	Beach Energy Ltd	513,561

1,639	BHP Group Ltd (a)	50,900

200,238	BlueScope Steel Ltd	2,413,454

196,144	Brambles Ltd (a)	1,622,473

3,436	Brickworks Ltd	52,750

14,775	Challenger Ltd (b)	73,913

181,834	Fortescue Metals Group Ltd (a) (b)	2,420,150

297,919	GPT Group (The) (REIT)	918,467

123,483	GrainCorp Ltd – Class A	682,736

236,656	Grange Resources Ltd	123,629

125,751	Helia Group Ltd	232,443

43,009	HomeCo Daily Needs (REIT)	39,159

18,596	Incitec Pivot Ltd	50,923

30,943	JB Hi-Fi Ltd (a) (b)	951,632

5,884	McMillan Shakespeare Ltd	59,220

158,806	Metcash Ltd (b)	454,127

659,912	Mirvac Group (REIT)	1,012,647

4,524	Monadelphous Group Ltd	42,528

3,311	National Australia Bank Ltd (a)	71,266

18,241	NRW Holdings Ltd	34,187

63,758	Nufarm Ltd (b)	263,832

1,846	Premier Investments Ltd	32,264

40,325	Rio Tinto Ltd (a)	3,010,448

403,428	Scentre Group (REIT) (a)	822,867

24,597	Sims Ltd	219,763

24,820	Southern Cross Media Group Ltd (b)	17,791

341,622	Stockland (REIT) (a)	891,932

8,432	Super Retail Group Ltd	63,870

135,821	Viva Energy Group Ltd	255,216

	Total Australia	18,052,131

	Austria — 0.0%

1,459	Strabag SE	60,853

1,513	Vienna Insurance Group AG Wiener Versicherung Gruppe	35,458

	Total Austria	96,311

	Belgium — 0.4%

1,112	Ackermans & van Haaren NV	176,748

50,092	Ageas SA/NV	2,028,318

11,800	Bekaert SA	421,364

1,235	Cie d’Entreprises CFE *	12,160

331	Deme Group NV *	41,156

12,643	Econocom Group SA (a)	37,430

Shares	Description	Value ($)

	Belgium — continued

963	Orange Belgium SA *	17,168

6,690	Proximus SADP	69,983

3,825	Sofina SA	832,600

2,378	Solvay SA (a)	235,885

1,347	Telenet Group Holding NV	21,504

20,592	UCB SA	1,662,115

	Total Belgium	5,556,431

	Brazil — 0.9%

92,100	Banco do Brasil SA	626,145

9,000	BB Seguridade Participacoes SA	54,319

3,300	Cia Paranaense de Energia	25,322

7,700	Companhia Energetica de Minas Gerais	26,812

11,000	CPFL Energia SA	73,978

13,500	EDP – Energias do Brasil SA	55,203

64,127	Enauta Participacoes SA	165,590

41,800	Itau Unibanco Holding SA	181,398

56,000	JBS SA	237,949

66,810	Localiza Rent a Car SA	773,754

204	Localiza Rent a Car SA GDR * (c)	2,363

299,300	Marfrig Global Foods SA	504,663

243,700	Petroleo Brasileiro SA Sponsored ADR	2,848,853

47,300	Ser Educacional SA *	50,314

66,200	Telefonica Brasil SA	485,400

65,300	Telefonica Brasil SA ADR	477,343

836,500	TIM SA	2,095,542

15,500	TIM SA ADR	193,130

43,700	Transmissora Alianca de Energia Eletrica SA	290,865

13,452	Vale SA	222,180

93,500	Vale SA Sponsored ADR – Class B (a)	1,542,750

267,140	Vibra Energia SA	850,940

	Total Brazil	11,784,813

	Canada — 2.5%

26,100	Alimentation Couche-Tard Inc (a)	1,189,018

4,100	Atco Ltd – Class I (a)	131,277

5,100	Bank of Montreal (a)	498,114

1,800	Bank of Nova Scotia (The) (a)	93,960

17,500	Birchcliff Energy Ltd (b)	139,724

63,400	BlackBerry Ltd * (a)	308,758

57,048	Brookfield Asset Management Inc – Class A (a)	2,689,813

6,700	Canaccord Genuity Group Inc	39,000

15,600	Canadian Apartment Properties (REIT) (a)	506,799

1,700	Canadian National Railway Co (a)	218,331

14,400	Canadian Tire Corp Ltd – Class A (a)	1,630,819

25,000	Canfor Corp *	442,887

46,900	Celestica Inc * (b) (d)	523,339

16,200	Celestica Inc * (d)	180,792

12,300	Cenovus Energy Inc (d)	244,647

7,100	Cenovus Energy Inc (d)	141,192

4,003	Cogeco Inc (b)	178,553

GMO Benchmark-Free Fund

(A Series of GMO Trust)

Schedule of Investments — (Continued)

(showing percentage of total net assets)

November 30, 2022 (Unaudited)

Shares	Description	Value ($)

	Canada — continued

2,900	DREAM UnLtd Corp – Class A (b)	62,305

4,400	Element Fleet Management Corp	62,345

3,600	Enerplus Corp	66,888

400	Fairfax Financial Holdings Ltd (a)	229,500

14,600	Finning International Inc	369,789

1,900	Hardwoods Distribution Inc	36,753

11,300	Hydro One Ltd (a)	316,029

5,900	iA Financial Corp Inc	332,863

21,200	Imperial Oil Ltd (d)	1,209,460

2,700	Imperial Oil Ltd (b) (d)	153,612

44,100	Interfor Corp * (b)	826,168

13,128	International Petroleum Corp *	152,548

4,700	Loblaw Cos Ltd (a)	424,176

30,100	Magna International Inc	1,853,461

71,400	Manulife Financial Corp (a) (d)	1,287,342

60,400	Manulife Financial Corp (a) (d)	1,087,977

15,900	Mullen Group Ltd (a)	180,968

3,300	National Bank of Canada (b)	235,341

35,389	Nutrien Ltd (a)	2,845,276

16,800	Onex Corp	885,367

12,600	Parex Resources Inc (b)	180,408

6,900	Power Corp of Canada (a)	173,584

17,300	PrairieSky Royalty Ltd (b)	283,714

49,400	Quebecor Inc – Class B (a)	1,064,644

4,600	Rogers Sugar Inc	20,826

14,600	Russel Metals Inc (b)	314,218

7,300	Sleep Country Canada Holdings Inc	125,362

1,600	Spin Master Corp	40,810

4,600	Suncor Energy Inc (d)	151,253

1,000	Suncor Energy Inc (d)	32,870

107,000	Teck Resources Ltd – Class B* (d)	3,966,115

62,800	Teck Resources Ltd – Class B (d)	2,329,252

15,600	Uni-Select Inc *	528,021

1,500	Wajax Corp	23,083

22,600	West Fraser Timber Co Ltd (b) (d)	1,767,812

4,900	West Fraser Timber Co Ltd (d)	384,013

	Total Canada	33,161,176

	Chile — 0.1%

484,745	Banco de Chile	45,849

1,433	CAP SA	10,519

241,464	Cencosud SA	360,013

37,376	Cencosud Shopping SA	47,761

7,100	Cia Cervecerias Unidas SA Sponsored ADR	86,478

1,696,576	Colbun SA	150,947

337,799	Falabella SA	604,282

28,643	Inversiones La Construccion SA	90,448

	Total Chile	1,396,297

	China — 3.9%

116,000	361 Degrees International Ltd *	50,749

454,500	3SBio Inc	482,139

Shares	Description	Value ($)

	China — continued

7,698,000	Agricultural Bank of China Ltd – Class H	2,573,255

215,169	Alibaba Group Holding Ltd *	2,341,717

116,000	Anhui Conch Cement Co Ltd – Class H	422,511

838,000	BAIC Motor Corp Ltd – Class H	231,478

5,530,000	Bank of China Ltd – Class H	1,959,825

2,189,091	Bank of Communications Co Ltd – Class H	1,240,342

118,000	Beijing Enterprises Holdings Ltd	375,290

234,000	China BlueChemical Ltd – Class H	54,406

2,998,000	China Cinda Asset Management Co Ltd – Class H	394,407

446,000	China Communications Services Corp Ltd – Class H	153,750

142,500	China Conch Venture Holdings Ltd	326,104

4,405,000	China Construction Bank Corp – Class H	2,665,906

683,000	China Dongxiang Group Co Ltd	28,332

1,894,000	China Energy Engineering Corp Ltd – Class H (b)	232,833

1,059,000	China Everbright Environment Group Ltd	489,996

1,058,000	China Greenfresh Group Co Ltd (e)	—

1,348,500	China Hongqiao Group Ltd	1,274,419

280,000	China Lesso Group Holdings Ltd	343,267

52,000	China Lilang Ltd	24,604

274,645	China Medical System Holdings Ltd	402,256

34,780	China Merchants Port Holdings Co Ltd	50,766

98,000	China National Building Material Co Ltd – Class H	87,381

462,000	China Overseas Grand Oceans Group Ltd	214,116

1,161,500	China Overseas Land & Investment Ltd	3,173,828

7,248,000	China Petroleum & Chemical Corp – Class H	3,421,737

2,421,042	China Railway Group Ltd – Class H	1,366,554

693,000	China Reinsurance Group Corp – Class H	44,244

1,097,000	China Resources Pharmaceutical Group Ltd	903,665

56,000	China Shineway Pharmaceutical Group Ltd	50,827

336,000	China South City Holdings Ltd * (b)	24,706

552,000	China State Construction International Holdings Ltd	666,558

1,420,000	China Traditional Chinese Medicine Holdings Co Ltd	711,963

1,776,400	China Zhongwang Holdings Ltd * (c)	382,073

1,874,000	CITIC Ltd	1,921,165

2,504,000	CSPC Pharmaceutical Group Ltd	3,225,945

1,060,000	Dongfeng Motor Group Co Ltd – Class H	597,159

98,000	Far East Horizon Ltd	74,576

92,500	Fosun International Ltd	70,713

130,000	Fufeng Group Ltd	82,821

52,000	Guangzhou Baiyunshan Pharmaceutical Holdings Co Ltd – Class H	139,612

284,600	Haier Smart Home Co Ltd – Class H	947,193

71,500	Hengan International Group Co Ltd	329,575

67,000	Hisense Home Appliances Group Co Ltd – Class H	69,759

198,750	Kingboard Holdings Ltd	657,951

120,200	Legend Holdings Corp – Class H	123,448

2,628,000	Lenovo Group Ltd	2,244,432

GMO Benchmark-Free Fund

(A Series of GMO Trust)

Schedule of Investments — (Continued)

(showing percentage of total net assets)

November 30, 2022 (Unaudited)

Shares	Description	Value ($)

	China — continued

38,481	Livzon Pharmaceutical Group Inc – Class H	134,846

249,000	Lonking Holdings Ltd	44,516

610,000	Metallurgical Corp of China Ltd – Class H	137,445

52,000	MMG Ltd *	13,685

23,500	NetDragon Websoft Holdings Ltd	46,815

511,000	Nexteer Automotive Group Ltd (b)	339,918

46,000	People’s Insurance Co Group of China Ltd – Class H	15,524

5,628,000	PetroChina Co Ltd – Class H	2,560,919

2,190,000	PICC Property & Casualty Co Ltd – Class H	2,218,705

245,000	Poly Property Group Co Ltd	61,140

12,000	Road King Infrastructure Ltd	4,996

328,900	Shanghai Pharmaceuticals Holding Co Ltd – Class H	548,438

1,294,500	Shimao Group Holdings Ltd * (c)	732,522

242,000	Shougang Fushan Resources Group Ltd	82,056

616,000	Sino-Ocean Group Holding Ltd	78,524

276,500	Sinopec Engineering Group Co Ltd – Class H	113,699

424,000	Sinopharm Group Co Ltd – Class H	1,005,902

324,000	Sinotruk Hong Kong Ltd	425,270

588,000	Skyworth Group Ltd	224,611

58,000	SSY Group Ltd	29,098

1,768,000	Sunac China Holdings Ltd * (b) (c)	1,036,678

339,000	TCL Electronics Holdings Ltd *	139,495

47,420	Tencent Holdings Ltd	1,793,249

100,000	Tianjin Port Development Holdings Ltd	7,041

250,000	Tianneng Power International Ltd (b)	270,021

21,800	Vipshop Holdings Ltd ADR *	243,070

312,000	Yadea Group Holdings Ltd	591,924

84,000	Zhongsheng Group Holdings Ltd	433,340

	Total China	50,983,800

	Colombia — 0.0%

49,335	Ecopetrol SA	23,400

1,535	Ecopetrol SA Sponsored ADR	15,151

	Total Colombia	38,551

	Czech Republic — 0.0%

62,965	Moneta Money Bank AS	193,677

212	Philip Morris CR AS	153,747

	Total Czech Republic	347,424

	Denmark — 0.5%

372	AP Moller – Maersk A/S – Class A (a)	789,780

320	AP Moller – Maersk A/S – Class B (a)	693,746

121,878	Danske Bank A/S	2,194,790

12,221	GN Store Nord A/S (a)	295,252

3,288	Matas A/S	32,800

25,474	Pandora A/S	1,939,355

633	Rockwool A/S – B Shares	138,998

5,669	Scandinavian Tobacco Group A/S	100,701

	Total Denmark	6,185,422

Shares	Description	Value ($)

	Egypt — 0.0%

93,413	Commercial International Bank Egypt SAE	153,100

249,818	Eastern Co SAE	131,274

24,934	Misr Fertilizers Production Co SAE	135,511

	Total Egypt	419,885

	Finland — 0.5%

24,014	Metsa Board Oyj – Class B	213,663

43,552	Neste Oyj	2,248,004

588,682	Nokia Oyj (a)	2,900,381

109,983	Outokumpu Oyj	554,783

48,565	Stora Enso Oyj – R Shares (a)	714,447

16,983	UPM-Kymmene Oyj (a)	623,469

	Total Finland	7,254,747

	France — 2.7%

20,633	ALD SA (a)	207,655

2,515	APERAM SA	79,838

67,932	ArcelorMittal SA	1,862,635

12,043	Arkema SA	1,070,763

470	Axway Software SA	7,881

28,265	BNP Paribas SA	1,588,267

651	Boiron SA	30,699

60,641	Cie de Saint-Gobain	2,796,250

48,595	Coface SA	594,877

36,534	Derichebourg SA	197,642

691	Eiffage SA	68,039

2,156	Eramet SA	184,496

389	HEXAOM	7,320

15,202	Ipsen SA	1,699,359

11,848	IPSOS	677,788

3,429	Kering SA (a)	2,060,270

4,483	LVMH Moet Hennessy Louis Vuitton SE (a)	3,478,936

948	Mersen SA	36,517

14,915	Metropole Television SA	214,452

44,356	Publicis Groupe SA (a)	2,919,353

10,895	Quadient SA	166,228

3,372	Rexel SA *	61,965

1,465	Rothschild & Co	57,445

29,696	Safran SA (a)	3,670,001

27,271	Sanofi (a)	2,463,370

5,618	SES SA, ADR – Class A	38,518

3,971	SMCP SA *	28,386

5,441	Societe BIC SA	359,449

143,070	Societe Generale SA	3,600,932

48,900	STMicroelectronics NV	1,901,232

577	Synergie SE	18,471

5,430	Technip Energies NV	85,998

58,030	Television Francaise 1	438,609

56,823	TotalEnergies SE (a)	3,551,442

	Total France	36,225,083

GMO Benchmark-Free Fund

(A Series of GMO Trust)

Schedule of Investments — (Continued)

(showing percentage of total net assets)

November 30, 2022 (Unaudited)

Shares	Description	Value ($)

	Germany — 1.1%

3,415	1&1 AG	49,084

188	Amadeus Fire AG	22,354

4,009	Aurubis AG	321,850

19,052	Bayer AG (Registered) (a)	1,105,719

19,520	Bayerische Motoren Werke AG (a)	1,772,389

19,770	Beiersdorf AG (a)	2,150,053

23,946	Commerzbank AG *	200,574

425	Deutsche Boerse AG	78,104

13,626	Deutsche Pfandbriefbank AG	108,221

11,405	Deutsche Telekom AG (a)	232,009

307	Draegerwerk AG & Co KGaA (a)	12,330

1,126	Elmos Semiconductor SE	70,291

22,053	Fresenius SE & Co KGaA (a)	614,458

2,270	Hamburger Hafen und Logistik AG (a)	27,535

25,033	HeidelbergCement AG (a)	1,372,527

798	Henkel AG & Co KGaA (a)	53,090

3,550	Hornbach Holding AG & Co KGaA	281,589

70,272	Kloeckner & Co SE	666,899

28,496	Mercedes-Benz Group AG (a)	1,936,109

11,548	Merck KGaA (a)	2,115,767

15,641	ProSiebenSat.1 Media SE	142,122

2,233	RTL Group SA	92,751

22,524	Salzgitter AG	660,524

3,131	Siltronic AG	259,841

2,910	Takkt AG	40,594

2,997	Volkswagen AG (a)	578,564

	Total Germany	14,965,348

	Greece — 0.0%

12,055	FF Group * (e)	—

635	Hellenic Telecommunications Organization SA	9,823

14,501	JUMBO SA	231,596

12,631	Mytilineos SA	238,333

	Total Greece	479,752

	Hong Kong — 0.7%

113,400	ASMPT Ltd	844,206

45,400	Bank of East Asia Ltd (The)	52,360

86,000	BOC Hong Kong Holdings Ltd	274,511

71,400	Champion (REIT)	24,763

32,000	Chow Sang Sang Holdings International Ltd	37,172

284,000	CITIC Telecom International Holdings Ltd	93,732

88,000	CK Asset Holdings Ltd (a)	526,723

48,500	CK Hutchison Holdings Ltd (a)	281,941

550,000	CSI Properties Ltd	9,912

99,700	Dah Sing Banking Group Ltd	69,517

30,800	Dah Sing Financial Holdings Ltd	68,802

392,000	First Pacific Co Ltd	123,018

254,573	Galaxy Entertainment Group Ltd	1,547,666

104,000	Giordano International Ltd	19,106

23,000	Health & Happiness H&H International Holdings Ltd	27,989

Shares	Description	Value ($)

	Hong Kong — continued

287,000	HKT Trust & HKT Ltd – Class SS	349,945

298,000	IGG Inc *	105,382

96,000	Johnson Electric Holdings Ltd	120,381

103,000	K Wah International Holdings Ltd	32,423

29,500	Kerry Logistics Network Ltd	51,971

93,500	Kerry Properties Ltd	178,744

41,800	Luk Fook Holdings International Ltd	101,338

64,000	NWS Holdings Ltd	52,770

172,000	Pacific Textiles Holdings Ltd	56,670

331,000	PCCW Ltd	144,737

126,000	Power Assets Holdings Ltd (a)	649,988

250,000	Shun Tak Holdings Ltd *	40,303

38,000	Sino Land Co Ltd (a)	47,527

240,000	SITC International Holdings Co Ltd	532,405

55,500	SmarTone Telecommunications Holdings Ltd	28,176

93,000	Sun Hung Kai & Co Ltd	33,941

64,500	Swire Pacific Ltd – Class A (a)	506,931

56,500	Texhong Textile Group Ltd	46,733

46,000	Texwinca Holdings Ltd	7,699

230,000	VSTECS Holdings Ltd	124,843

39,500	VTech Holdings Ltd	251,916

1,839,000	WH Group Ltd	1,077,500

71,000	Yue Yuen Industrial Holdings Ltd	89,547

	Total Hong Kong	8,633,288

	Hungary — 0.2%

40,419	MOL Hungarian Oil & Gas Plc	292,609

65,012	OTP Bank Nyrt	1,792,495

5,739	Richter Gedeon Nyrt	123,460

	Total Hungary	2,208,564

	India — 2.7%

392	ACC Ltd	12,323

42,762	Arvind Ltd *	50,542

19,526	Asian Paints Ltd	764,134

33,918	Aurobindo Pharma Ltd	196,753

60,206	Axis Bank Ltd	667,963

4,001	Bajaj Consumer Care Ltd	8,144

14,411	Bandhan Bank Ltd *	42,340

68,024	Bharat Electronics Ltd	88,513

141,815	Brightcom Group Ltd	63,773

17,362	Cipla Ltd	244,957

2,326	Clean Science & Technology Ltd	43,139

723,003	Coal India Ltd	2,042,280

17,049	Cochin Shipyard Ltd	140,397

811	Colgate-Palmolive India Ltd	16,255

12,689	Coromandel International Ltd	145,391

684	Cummins India Ltd	11,918

1,380	Deepak Fertilisers & Petrochemicals Corp Ltd	13,802

23,833	Dhampur Bio Organics Ltd *	58,824

61,328	Exide Industries Ltd	142,997

1,510,796	GAIL India Ltd	1,770,131

GMO Benchmark-Free Fund

(A Series of GMO Trust)

Schedule of Investments — (Continued)

(showing percentage of total net assets)

November 30, 2022 (Unaudited)

Shares	Description	Value ($)

	India — continued

1,879	GHCL Ltd	13,427

37,406	Glenmark Pharmaceuticals Ltd	198,391

1,958	Great Eastern Shipping Co Ltd (The)	16,101

6,496	Gujarat Narmada Valley Fertilizers & Chemicals Ltd	48,174

163,404	Gujarat State Fertilizers & Chemicals Ltd	266,716

11,427	HCL Technologies Ltd	158,783

26,184	HDFC Bank Ltd	520,422

6,338	Hero MotoCorp Ltd	222,801

260,995	Hindalco Industries Ltd	1,461,440

10,605	Hindustan Aeronautics Ltd	361,769

159,926	Hindustan Petroleum Corp Ltd	472,567

3,865	Hindustan Unilever Ltd	127,719

17,007	Hindustan Zinc Ltd	64,520

18,492	Housing Development Finance Corp Ltd	615,005

96,682	ICICI Bank Ltd	1,132,310

187,350	Indian Oil Corp Ltd	177,741

38,157	Indus Towers Ltd	94,138

25,115	Infosys Ltd	511,750

34,300	Infosys Ltd Sponsored ADR (a)	698,005

1,002,190	ITC Ltd	4,202,006

137,849	Karnataka Bank Ltd (The)	244,936

12,649	Larsen + Toubro Infotech Ltd (c)	760,865

379	Mahanagar Gas Ltd	4,220

43,619	Mahindra & Mahindra Ltd	702,957

14,132	Manappuram Finance Ltd	20,113

3,128	Maruti Suzuki India Ltd	346,475

2,895	Muthoot Finance Ltd	38,671

280,421	National Aluminium Co Ltd	268,191

3,564	NCC Ltd	3,643

532,175	NMDC Ltd	777,329

457,826	NMDC Steel Ltd (c)	216,443

380,863	NTPC Ltd	807,455

2,706,758	Oil & Natural Gas Corp Ltd	4,737,632

14,471	Oil India Ltd	36,743

278	Oracle Financial Services Software Ltd	10,686

142	Page Industries Ltd	83,124

81,585	Petronet LNG Ltd	214,030

508	PI Industries Ltd	21,926

3,294	Piramal Enterprises Ltd	33,512

348,262	Power Finance Corp Ltd	584,484

167,093	Power Grid Corp of India Ltd	459,999

15,658	Rajesh Exports Ltd	148,544

477,379	REC Ltd	650,478

96,254	Redington Ltd	214,795

6,214	Reliance Industries Ltd	209,154

2,569	Shriram Transport Finance Co Ltd	42,983

191,881	Sun Pharmaceutical Industries Ltd	2,491,235

15,527	Sun TV Network Ltd	94,446

4,326	Tata Chemicals Ltd	55,335

1	Tata Consultancy Services Ltd	42

1,416,462	Tata Steel Ltd	1,894,244

Shares	Description	Value ($)

	India — continued

24,037	Titan Co Ltd	790,143

35,130	Vardhman Textiles Ltd *	150,274

	Total India	35,003,468

	Indonesia — 0.5%

2,917,200	Adaro Energy Indonesia Tbk PT	721,924

251,400	Adaro Minerals Indonesia Tbk PT *	26,049

531,900	Astra International Tbk PT	205,792

3,687,800	Bank Central Asia Tbk PT	2,190,843

987,596	Bank Mandiri Persero Tbk PT	666,194

168,300	Bank Negara Indonesia Persero Tbk PT	106,616

2,588,500	Bank Pembangunan Daerah Jawa Timur Tbk PT	120,245

3,593,100	Bank Rakyat Indonesia Persero Tbk PT	1,143,011

259,500	Bank Tabungan Negara Persero Tbk PT	25,421

1,043,300	Bukit Asam Tbk PT	253,136

1,134,100	Global Mediacom Tbk PT *	21,147

6,300	Gudang Garam Tbk PT	7,989

92,600	Indo Tambangraya Megah Tbk PT	246,631

572,600	Indofood Sukses Makmur Tbk PT	235,126

2,681,400	Kalbe Farma Tbk PT	353,943

2,116,700	Media Nusantara Citra Tbk PT *	107,400

1,576,700	Perusahaan Gas Negara Tbk PT	189,761

92,800	Tower Bersama Infrastructure Tbk PT	13,686

127,248	United Tractors Tbk PT	250,289

	Total Indonesia	6,885,203

	Ireland — 0.5%

1,633	AIB Group Plc	5,303

284,410	Bank of Ireland Group Plc	2,358,339

17,104	Glanbia Plc	206,277

4,004	Kingspan Group Plc (b)	227,291

15,644	Origin Enterprises Plc	63,895

9,611	Permanent TSB Group Holdings Plc *	17,761

96,472	Ryanair Holdings Plc *	1,302,253

14,919	Ryanair Holdings Plc Sponsored ADR * (a)	1,129,219

30,251	Smurfit Kappa Group Plc (d)	1,098,971

3,738	Smurfit Kappa Group Plc (d)	135,092

	Total Ireland	6,544,401

	Israel — 0.3%

7,984	Bank Hapoalim BM	77,626

18,026	Bank Leumi Le-Israel BM	165,244

220,793	Oil Refineries Ltd	82,072

210,700	Teva Pharmaceutical Industries Ltd Sponsored ADR *	1,847,839

63,000	ZIM Integrated Shipping Services Ltd	1,324,260

	Total Israel	3,497,041

	Italy — 0.6%

4,940	ACEA SPA (a)	67,906

13,898	Anima Holding SPA	53,189

GMO Benchmark-Free Fund

(A Series of GMO Trust)

Schedule of Investments — (Continued)

(showing percentage of total net assets)

November 30, 2022 (Unaudited)

Shares	Description	Value ($)

	Italy — continued

21,679	Banca IFIS SPA	298,769

22,824	Banco BPM SPA	79,100

76,892	CIR SpA-Compagnie Industriali *	34,584

22,116	Credito Emiliano SPA	156,735

900	Eni SPA – Sponsored ADR	26,649

9,620	Esprinet SPA	71,117

124,389	Italgas SPA (a)	732,037

7,750	Iveco Group NV *	52,339

196,366	Leonardo SPA	1,575,496

72,418	MFE-MediaForEurope NV – Class A	30,469

8,774	Snam SPA (a)	44,789

120,687	Stellantis NV (a) (d)	1,903,893

8,200	Stellantis NV (a) (d)	128,084

5,265,030	Telecom Italia SPA * (b)	1,148,678

27,701	Terna – Rete Elettrica Nazionale (a)	212,188

2,778	Unieuro SPA (b)	37,700

215,934	Unipol Gruppo SPA	1,104,572

	Total Italy	7,758,294

	Japan — 13.6%

6,200	ADEKA Corp	102,771

1,600	Advantest Corp (a)	108,900

185,700	Aeon Mall Co Ltd	2,242,678

23,000	AGC Inc	776,735

6,100	Aichi Corp	35,659

17,500	Aisin Corp	482,295

101,400	Amano Corp	1,840,733

9,000	AOKI Holdings Inc	45,144

43,300	Arcs Co Ltd	662,155

216,800	Asahi Kasei Corp (a)	1,611,329

4,300	Bandai Namco Holdings Inc (a)	284,920

3,600	Bando Chemical Industries Ltd	26,353

64,900	Brother Industries Ltd	1,054,052

111,300	Canon Inc (a) (b)	2,601,604

8,100	Canon Marketing Japan Inc	184,289

4,200	Central Glass Co Ltd	106,971

1,600	Chiyoda Integre Co Ltd	28,072

106,000	Chugoku Marine Paints Ltd	800,067

70,300	Citizen Watch Co Ltd	308,705

3,900	CONEXIO Corp	34,051

105,800	Credit Saison Co Ltd	1,356,448

38,600	Dai Nippon Printing Co Ltd	799,469

5,400	Dai Nippon Toryo Co Ltd	30,216

3,400	Daicel Corp	24,800

1,500	Dai-Dan Co Ltd	24,065

1,400	Daiichi Jitsugyo Co Ltd	43,186

24,300	Daiwa House Industry Co Ltd (a)	559,605

209,300	Daiwabo Holdings Co Ltd	3,339,247

96,800	Denka Co Ltd	2,343,747

13,900	Dentsu Group Inc (a)	450,119

3,700	DTS Corp (a)	89,279

2,400	Ehime Bank Ltd (The)	15,463

Shares	Description	Value ($)

	Japan — continued

500	Eizo Corp	13,148

6,200	Exedy Corp	75,422

167,400	EXEO Group Inc	2,598,409

71,900	Ezaki Glico Co Ltd	1,876,119

132,000	Fuji Corp	2,013,970

17,900	Fuji Electric Co Ltd	741,688

28,100	FUJIFILM Holdings Corp (a)	1,511,560

12,000	Fukuoka Financial Group Inc	235,114

2,400	Furuno Electric Co Ltd	17,898

2,100	G-7 Holdings Inc	23,461

99,000	H.U. Group Holdings Inc (a)	2,007,932

6,900	Hanwa Co Ltd	181,112

234,300	Haseko Corp	2,590,762

2,500	Heiwado Co Ltd	36,983

52,100	Hogy Medical Co Ltd (a)	1,325,799

158,700	Honda Motor Co Ltd (a)	3,867,773

7,400	Honda Motor Co Ltd Sponsored ADR (a)	181,300

16,300	Hosiden Corp	194,201

30,300	Idemitsu Kosan Co Ltd	711,554

12,300	Inabata & Co Ltd	212,989

341,100	Inpex Corp	3,758,795

152,300	ITOCHU Corp (a)	4,783,298

5,100	Itochu Enex Co Ltd	37,859

600	Itochu-Shokuhin Co Ltd	22,646

24,000	Itoham Yonekyu Holdings Inc	119,638

8,000	Itoki Corp	31,381

5,800	Jaccs Co Ltd	165,599

9,400	Japan Aviation Electronics Industry Ltd	162,320

141,800	Japan Tobacco Inc (a)	2,901,140

7,100	JVCKenwood Corp	19,249

5,100	Kaga Electronics Co Ltd	164,541

63,400	Kajima Corp	717,394

3,500	Kamei Corp	30,764

7,600	Kandenko Co Ltd	48,127

3,400	Kaneka Corp	87,369

106,300	Kanematsu Corp	1,187,027

136,300	KDDI Corp (a)	4,054,185

168,600	Kirin Holdings Co Ltd	2,661,451

5,097	Kohnan Shoji Co Ltd	123,049

2,200	Kokuyo Co Ltd	29,085

14,401	Komeri Co Ltd	271,867

61,000	Konoike Transport Co Ltd (a)	706,472

183,500	K’s Holdings Corp	1,523,624

700	Kureha Corp	50,067

3,000	Kyokuto Kaihatsu Kogyo Co Ltd	29,926

96,300	Kyudenko Corp	2,316,912

10,000	Macnica Holdings Inc	253,454

88,900	Macromill Inc	725,040

800	Makino Milling Machine Co Ltd	27,050

98,800	Mandom Corp	1,041,826

165,900	Marubeni Corp (a)	1,876,723

103,000	Maruichi Steel Tube Ltd	2,142,347

GMO Benchmark-Free Fund

(A Series of GMO Trust)

Schedule of Investments — (Continued)

(showing percentage of total net assets)

November 30, 2022 (Unaudited)

Shares	Description	Value ($)

	Japan — continued

1,000	Maruzen Showa Unyu Co Ltd	23,545

1,300	Matsuda Sangyo Co Ltd	21,995

95,200	Maxell Ltd	983,886

19,000	Mazda Motor Corp	151,058

6,600	MCJ Co Ltd	46,312

117,900	Mebuki Financial Group Inc	268,028

1,300	Melco Holdings Inc	29,549

32,900	Mirarth Holdings Inc	93,546

72,000	Mitsubishi Corp (a)	2,424,900

11,700	Mitsubishi Electric Corp (a)	117,255

10,700	Mitsubishi HC Capital Inc	51,050

133,300	Mitsubishi Motors Corp *	621,903

2,200	Mitsubishi Research Institute Inc (a)	82,640

2,200	Mitsubishi Shokuhin Co Ltd	52,084

310,700	Mitsubishi UFJ Financial Group Inc (a)	1,694,415

1,700	Mitsuboshi Belting Ltd	42,619

32,700	Mitsui & Co Ltd (a)	949,076

6,300	Mitsui DM Sugar Holdings Co Ltd	89,620

85,900	Mitsui OSK Lines Ltd (a)	2,127,600

3,500	Mitsui-Soko Holdings Co Ltd (a)	90,591

66,900	Morinaga & Co Ltd	1,802,336

63,900	MS&AD Insurance Group Holdings Inc (a)	1,896,634

2,900	Nagase & Co Ltd	42,909

74,000	NEC Corp (a)	2,634,441

77,700	NGK Spark Plug Co Ltd	1,522,413

90,300	NH Foods Ltd	2,431,244

11,900	Nichias Corp	211,197

4,400	Nichiha Corp	91,304

5,200	Nichireki Co Ltd	49,153

126,600	Nikon Corp	1,237,859

4,100	Nippn Corp	47,349

2,000	Nippon Densetsu Kogyo Co Ltd	24,848

6,100	Nippon Soda Co Ltd	190,641

2,300	Nippon Steel Trading Corp	85,719

20,900	Nippon Suisan Kaisha Ltd	79,656

145,900	Nippon Telegraph & Telephone Corp (a)	4,045,659

34,800	Nippon Television Holdings Inc	269,059

79,700	Nippon Yusen KK (a)	1,774,077

7,600	Nisshinbo Holdings Inc	56,516

1,500	Nissin Corp	22,329

8,400	Nissin Electric Co Ltd	82,706

2,800	Nitto Kogyo Corp	47,657

11,600	Nojima Corp	118,372

1,600	Nomura Real Estate Holdings Inc (a)	38,756

1,600	Noritake Co Ltd	47,284

225,800	Obayashi Corp	1,688,096

19,400	ORIX Corp (a)	314,322

2,500	Osaka Soda Co Ltd	75,598

104,400	Pacific Industrial Co Ltd	827,392

5,600	PAL GROUP Holdings Co Ltd	99,022

403,000	Penta-Ocean Construction Co Ltd	1,907,180

2,500	Prima Meat Packers Ltd	37,169

Shares	Description	Value ($)

	Japan — continued

5,700	Proto Corp	52,564

20,800	Renesas Electronics Corp * (a)	204,000

500	Restar Holdings Corp	8,110

27,900	Rohm Co Ltd (a)	2,239,569

2,100	Roland DG Corp	47,765

1,800	Ryobi Ltd	16,438

15,600	San-A Co Ltd	495,063

8,800	Sanki Engineering Co Ltd	102,485

82,000	Sankyu Inc (a)	2,967,562

3,100	Sanwa Holdings Corp	29,378

40,600	Sawai Group Holdings Co Ltd	1,257,147

40,100	Secom Co Ltd (a)	2,479,184

10,400	Sega Sammy Holdings Inc	138,690

73,600	Seiko Epson Corp	1,158,195

4,800	Seiko Group Corp	111,524

9,900	Sekisui Chemical Co Ltd	140,019

142,800	Sekisui House Ltd (a)	2,673,740

2,900	Sekisui Jushi Corp	38,350

11,200	Shimamura Co Ltd (a)	1,016,828

183,400	Shimizu Corp	988,806

5,700	Shinmaywa Industries Ltd	42,203

7,700	Shizuoka Gas Co Ltd (a)	62,018

800	Sinanen Holdings Co Ltd	22,137

3,600	Sinko Industries Ltd	40,709

27,300	SKY Perfect JSAT Holdings Inc	101,319

117,960	Sojitz Corp	2,102,151

183,200	Stanley Electric Co Ltd	3,766,887

5,700	Star Micronics Co Ltd	73,302

50,700	Subaru Corp	868,382

160,800	SUMCO Corp	2,405,811

1,200	Sumitomo Bakelite Co Ltd	38,183

666,400	Sumitomo Chemical Co Ltd	2,429,583

114,700	Sumitomo Corp (a)	1,880,422

42,500	Sumitomo Forestry Co Ltd	742,056

95,200	Sumitomo Mitsui Financial Group Inc	3,231,157

84,400	Sumitomo Mitsui Trust Holdings Inc	2,706,764

1,500	Sumitomo Seika Chemicals Co Ltd	46,382

4,300	Sumitomo Warehouse Co Ltd (The) (a)	62,972

4,400	Suntory Beverage & Food Ltd (a)	149,942

271,500	T&D Holdings Inc	3,300,714

78,700	Tachi-S Co Ltd	631,433

51,100	Taisei Corp	1,553,397

34,300	Takara Holdings Inc	268,238

2,000	Takeuchi Manufacturing Co Ltd	46,552

161,400	Takuma Co Ltd	1,508,429

3,000	Tamron Co Ltd	76,198

223,500	Teijin Ltd	2,168,622

2,900	T-Gaia Corp (b)	34,869

115,600	THK Co Ltd	2,280,258

64,600	Toho Holdings Co Ltd (a)	1,005,397

290,500	Tokai Carbon Co Ltd	2,241,520

90,100	Tokyo Gas Co Ltd (a)	1,657,390

GMO Benchmark-Free Fund

(A Series of GMO Trust)

Schedule of Investments — (Continued)

(showing percentage of total net assets)

November 30, 2022 (Unaudited)

Shares	Description	Value ($)

	Japan — continued

72,200	Tokyo Seimitsu Co Ltd	2,313,674

147,400	Toppan Inc	2,295,923

92,200	Tosei Corp (b)	945,475

77,000	Tosoh Corp	914,224

3,000	Towa Pharmaceutical Co Ltd	46,219

28,500	Toyo Construction Co Ltd	173,481

3,600	Toyota Boshoku Corp	50,571

52,500	Toyota Industries Corp	3,011,779

16,400	Toyota Tsusho Corp (a)	633,087

3,000	TPR Co Ltd	27,034

70,000	Tsumura & Co	1,533,997

4,400	TV Asahi Holdings Corp	44,106

5,500	Wacoal Holdings Corp	93,521

13,100	YAMABIKO Corp	108,696

115,000	Yamada Holdings Co Ltd (a)	398,576

36,300	Yamaha Motor Co Ltd	909,306

1,000	Yamato Kogyo Co Ltd	34,477

5,300	Yamazen Corp	38,783

4,400	Yellow Hat Ltd	55,422

39,900	Yokogawa Bridge Holdings Corp	563,143

3,500	Yokogawa Electric Corp	66,009

3,000	Yokohama Rubber Co Ltd (The) (b)	49,679

5,400	Yuasa Trading Co Ltd	141,683

52,900	Zenkoku Hosho Co Ltd	1,969,678

	Total Japan	178,790,472

	Kuwait — 0.0%

13,850	Humansoft Holding Co KSC	151,419

	Malaysia — 0.1%

90,900	AMMB Holdings Bhd	85,567

58,900	Hartalega Holdings Bhd	23,041

64,800	Hibiscus Petroleum Bhd	16,243

17,700	Hong Leong Bank Bhd	83,186

69,700	IOI Corp Bhd	60,078

116,300	Kossan Rubber Industries Bhd	29,170

39,100	Kuala Lumpur Kepong Bhd	184,050

409,200	Petronas Chemicals Group Bhd	788,553

8,300	Petronas Gas Bhd	31,394

15,900	PPB Group Bhd	61,630

84,400	RHB Bank Bhd	106,913

28,200	Sime Darby Plantation Bhd	27,049

86,600	Telekom Malaysia Bhd	109,463

	Total Malaysia	1,606,337

	Mexico — 1.3%

18,800	Alpek SAB de CV	26,523

978,837	America Movil SAB de CV – Series L	951,238

29,739	America Movil SAB de CV – Class L Sponsored ADR	578,721

68,912	Arca Continental SAB de CV	573,612

80,100	Banco del Bajio SA	260,261

Shares	Description	Value ($)

	Mexico — continued

6,100	Cemex SAB de CV Sponsored ADR *	27,877

1,376	Coca-Cola Femsa SAB de CV Sponsored ADR	93,995

495,200	Credito Real SAB de CV SOFOM ER * (e)	—

50,992	El Puerto de Liverpool SAB de CV – Class C1	296,216

439,088	Fomento Economico Mexicano SAB de CV	3,504,238

4,013	Fomento Economico Mexicano SAB de CV Sponsored ADR	320,518

71,600	Gentera SAB de CV	76,001

6,439	Grupo Aeroportuario del Centro Norte SAB de CV – Class B	55,897

18,855	Grupo Aeroportuario del Pacifico SAB de CV – Class B	306,259

9,896	Grupo Aeroportuario del Sureste SAB de CV – Class B	245,425

224	Grupo Aeroportuario del Sureste SAB de CV ADR	55,393

533,925	Grupo Financiero Banorte SAB de CV – Class O	4,285,181

16,656	Grupo Financiero Inbursa SAB de CV – Class O *	31,406

662,628	Grupo Mexico SAB de CV – Series B	2,695,983

35,612	Grupo Televisa SAB Sponsored ADR	194,442

7,245	Grupo Televisa SAB	7,979

24,456	Kimberly-Clark de Mexico SAB de CV – Class A	41,613

47,700	Qualitas Controladora SAB de CV	200,823

23,400	Regional SAB de CV	170,849

56,968	Sitios Latinoamerica SAB de CV *	25,393

8,151	Unifin Financiera SAB de CV SOFOM ENR *	507

401,268	Wal-Mart de Mexico SAB de CV	1,585,813

	Total Mexico	16,612,163

	Netherlands — 1.7%

13,672	ABN AMRO Bank NV CVA GDR	176,313

372,299	Aegon NV (a) (b)	1,825,183

1,600	AerCap Holdings NV *	98,240

43,150	ASR Nederland NV	1,974,920

51,980	EXOR NV *	4,080,429

9,049	ForFarmers NV (b)	27,542

48,350	JDE Peet’s NV	1,497,744

151,609	Koninklijke Ahold Delhaize NV (a)	4,418,204

112,316	Koninklijke Philips NV (a)	1,683,011

43,879	NN Group NV (a)	1,875,233

26,397	Prosus NV *	1,727,386

53,813	Randstad NV (a) (b)	3,117,032

12,550	Signify NV	428,640

1,274	Wolters Kluwer NV (a)	140,408

	Total Netherlands	23,070,285

	New Zealand — 0.1%

59,921	Auckland International Airport Ltd * (a)	305,382

147,126	Meridian Energy Ltd (a)	456,647

45,757	Spark New Zealand Ltd	149,173

	Total New Zealand	911,202

GMO Benchmark-Free Fund

(A Series of GMO Trust)

Schedule of Investments — (Continued)

(showing percentage of total net assets)

November 30, 2022 (Unaudited)

Shares	Description	Value ($)

	Norway — 0.4%

13,133	BW LPG Ltd	117,107

180,574	DNO ASA	230,776

129,800	Elkem ASA *	480,667

75,392	Equinor ASA (a)	2,903,406

52,495	Europris ASA	333,624

75,183	Norsk Hydro ASA	566,137

3,159	Selvaag Bolig ASA	9,301

4,756	SpareBank 1 Nord Norge	44,330

4,209	SpareBank 1 SMN	50,151

3,527	Stolt-Nielsen Ltd (a)	91,345

31,610	Wallenius Wilhelmsen ASA (a)	296,120

	Total Norway	5,122,964

	Panama — 0.0%

297,879	BAC Holding International Corp *	17,029

	Philippines — 0.0%

110,400	Converge Information and Communications Technology Solutions Inc *	30,406

13,420	GT Capital Holdings Inc	104,587

758,080	Megaworld Corp	30,164

33,900	Puregold Price Club Inc	21,369

	Total Philippines	186,526

	Poland — 0.4%

5,274	Asseco Poland SA	86,522

102,737	Bank Polska Kasa Opieki SA	1,965,170

3,461	Budimex SA	211,730

32,437	Cyfrowy Polsat SA	136,000

3,450	KGHM Polska Miedz SA	91,327

39	LPP SA	84,540

14,558	Orange Polska SA	20,504

113,384	Polski Koncern Naftowy ORLEN SA	1,668,921

51,778	Powszechny Zaklad Ubezpieczen SA	370,663

	Total Poland	4,635,377

	Portugal — 0.5%

31,475	Altri SGPS SA	184,382

218,698	EDP – Energias de Portugal SA	1,037,731

268,035	Galp Energia SGPS SA	3,302,640

21,622	Jeronimo Martins SGPS SA	482,420

98,216	Navigator Co SA (The)	398,960

61,689	NOS SGPS SA	247,811

566,079	Sonae SGPS SA	575,060

	Total Portugal	6,229,004

	Qatar — 0.1%

29,310	Ooredoo QPSC	71,498

7,568	Qatar Gas Transport Co Ltd	8,284

163,520	Qatar National Bank QPSC	884,059

Shares	Description	Value ($)

	Qatar — continued

14,520	Qatar National Cement Co QSC	18,361

	Total Qatar	982,202

	Russia — 0.2%

3,038,020	Alrosa PJSC (e) (f)	226,235

10,190	Detsky Mir PJSC * (e)	815

148,200,000	Federal Grid Co Unified Energy System PJSC * (e)	14,671

68,395	Fix Price Group Ltd GDR * (e)	16,912

180,610	Gazprom Neft PJSC (e)	96,895

2,050,858	Gazprom PJSC (e)	394,511

7,736	Globaltrans Investment Plc Sponsored GDR (Registered) * (e)	2,873

6,310,100	Inter RAO UES PJSC (e)	23,741

19,776	LSR Group PJSC – Class A * (e)	10,630

1	LSR Group PJSC GDR (Registered) (e)	—

74,944	LUKOIL PJSC (e)	395,272

1,561	Magnit PJSC (e)	8,586

1,863,335	Magnitogorsk Iron & Steel Works PJSC (e) (f)	66,782

25,400	Mechel PJSC * (e)	2,957

4,554	MMC Norilsk Nickel PJSC (e)	74,616

1	MMC Norilsk Nickel PJSC ADR * (c)	2

16,770	Mobile TeleSystems PJSC (e)	4,529

20,400	Mobile TeleSystems PJSC ADR * (e)	11,042

361,420	Moscow Exchange MICEX-RTS PJSC * (e)	35,981

3,294,000	Mosenergo PJSC * (e)	6,575

75,720	Novatek PJSC (e)	89,583

1,212,010	Novolipetsk Steel PJSC (e)	147,312

3,466	PhosAgro PJSC (e)	25,564

67	PhosAgro PJSC GDR (e) (f)	165

130,264	Polymetal International Plc *	377,735

10,215	Polyus PJSC * (e)	84,365

5,248	Ros Agro Plc GDR (Registered) * (e)	4,527

1,879,040	ROSSETI PJSC * (e)	1,235

24,471,200	RusHydro PJSC (e)	21,168

3,677,652	Sberbank of Russia PJSC * (e) (f)	571,653

425	Severstal PAO * (e) (f)	384

91,185	Severstal PJSC GDR (Registered) (e) (f)	82,549

11,580	SFI PJSC * (e)	6,054

5,940,620	Surgutneftegas PJSC (e)	147,189

332,388	Tatneft PJSC (e)	138,821

1,300,440	Unipro PJSC (e)	2,066

50,950	United Co Rusal International PJSC (e)	2,239

8,456	X5 Retail Group NV GDR (Registered) (e)	9,707

	Total Russia	3,105,941

	Saudi Arabia — 0.2%

15,086	Almarai Co JSC	214,902

97,196	Saudi Arabian Oil Co	869,480

45,475	Saudi Basic Industries Corp	1,012,726

53,215	Saudi Telecom Co	547,049

	Total Saudi Arabia	2,644,157

GMO Benchmark-Free Fund

(A Series of GMO Trust)

Schedule of Investments — (Continued)

(showing percentage of total net assets)

November 30, 2022 (Unaudited)

Shares	Description	Value ($)

	Singapore — 0.8%

51,300	AIMS APAC (REIT)	45,446

39,000	Bumitama Agri Ltd	17,613

80,000	City Developments Ltd	491,488

251,500	ComfortDelGro Corp Ltd	228,791

112,535	DBS Group Holdings Ltd	2,934,772

187,200	First Real Estate Investment Trust (b)	33,117

1,318,100	Golden Agri-Resources Ltd	281,383

161,540	Japfa Ltd	60,934

43,216	Jardine Cycle & Carriage Ltd (b)	963,880

265,800	Keppel Corp Ltd	1,483,570

51,220	Lendlease Global Commercial (REIT)	27,438

40,900	Sasseur Real Estate Investment Trust	23,476

37,700	Sheng Siong Group Ltd	45,721

237,800	Silverlake Axis Ltd	65,893

11,100	Singapore Exchange Ltd	74,297

114,700	StarHub Ltd	90,654

9,200	United Overseas Bank Ltd	212,129

42,300	UOL Group Ltd	208,600

7,400	Venture Corp Ltd	95,011

138,700	Wilmar International Ltd	420,751

1,676,099	Yangzijiang Financial Holding Ltd *	428,787

2,244,199	Yangzijiang Shipbuilding Holdings Ltd	2,376,766

154,600	Yanlord Land Group Ltd	112,311

	Total Singapore	10,722,828

	South Africa — 1.2%

274,815	Absa Group Ltd	3,295,367

9,184	African Rainbow Minerals Ltd	159,051

12,489	Anglo American Platinum Ltd	1,262,321

2,455	Aspen Pharmacare Holdings Ltd	20,373

10,455	Astral Foods Ltd	102,128

3,066	AVI Ltd	13,155

37,545	Barloworld Ltd	227,602

78,339	Bidvest Group Ltd (The)	1,053,525

77,272	Blue Label Telecoms Ltd *	23,381

3,429	Capitec Bank Holdings Ltd	407,108

1,441	Clicks Group Ltd	24,790

379,023	FirstRand Ltd	1,473,063

32,778	Foschini Group Ltd (The)	199,829

13,000	Gold Fields Ltd Sponsored ADR	144,950

33,283	Impala Platinum Holdings Ltd	404,508

27,160	Investec Ltd	163,929

55,493	Kumba Iron Ore Ltd	1,567,743

17,129	Lewis Group Ltd	49,321

15,058	Metair Investments Ltd	24,107

29,618	Motus Holdings Ltd	202,180

40,792	Mr Price Group Ltd	398,692

84,963	MTN Group Ltd	696,242

9,954	MultiChoice Group	68,984

9,909	Nedbank Group Ltd	130,980

9,707	Ninety One Ltd	22,671

Shares	Description	Value ($)

	South Africa — continued

358,966	Old Mutual Ltd	230,590

301,368	Pepkor Holdings Ltd	387,899

8,062	Raubex Group Ltd	12,989

825	Reinet Investments SCA	14,564

20,426	Reunert Ltd	56,627

257,788	RMB Holdings Ltd	9,129

54,961	Sanlam Ltd	180,467

60,287	Sappi Ltd	171,448

1,581	Shoprite Holdings Ltd	23,071

58,781	Sibanye Stillwater Ltd	163,553

22,800	Sibanye Stillwater Ltd ADR	255,588

94,907	Telkom SA SOC Ltd *	191,564

6,538	Thungela Resources Ltd	119,340

19,370	Tiger Brands Ltd	218,498

194,175	Truworths International Ltd	643,291

45,534	Vodacom Group Ltd	331,620

108,958	Woolworths Holdings Ltd	414,906

	Total South Africa	15,561,144

	South Korea — 3.3%

1,819	Alteogen Inc *	50,549

1,287	AMOREPACIFIC Group	30,886

196	BGF retail Co Ltd	30,760

6,413	BH Co Ltd	129,602

123,371	BNK Financial Group Inc	699,104

7,334	Cheil Worldwide Inc	136,029

383	CJ CheilJedang Corp	115,520

313	CJ ENM Co Ltd	19,888

318	CJ Logistics Corp *	21,315

6,844	Coway Co Ltd	301,319

889	Daihan Pharmaceutical Co Ltd	20,444

8,035	Daou Data Corp	172,974

2,744	DB HiTek Co Ltd	95,189

3,823	DB Insurance Co Ltd	181,714

21,976	DGB Financial Group Inc	133,153

976	DL E&C Co Ltd	31,521

49,509	Dongwon Development Co Ltd	135,975

4,011	Doosan Bobcat Inc	109,789

4,460	E-MART Inc	315,483

166	Green Cross Corp	16,237

3,317	GS Engineering & Construction Corp	59,991

13,118	GS Holdings Corp	487,583

2,753	GS Retail Co Ltd	62,801

50,426	Hana Financial Group Inc	1,724,672

1,994	Handsome Co Ltd	39,606

31,985	Hankook Tire & Technology Co Ltd	835,352

28,766	HDC Hyundai Development Co-Engineering & Construction	244,636

1,985	HMM Co Ltd	34,210

2,813	Hyundai Department Store Co Ltd	129,945

12,350	Hyundai Engineering & Construction Co Ltd	390,376

5,202	Hyundai Glovis Co Ltd	705,698

GMO Benchmark-Free Fund

(A Series of GMO Trust)

Schedule of Investments — (Continued)

(showing percentage of total net assets)

November 30, 2022 (Unaudited)

Shares	Description	Value ($)

	South Korea — continued

1,022	Hyundai Home Shopping Network Corp	38,763

1,286	Hyundai Marine & Fire Insurance Co Ltd	29,664

11,046	Hyundai Mobis Co Ltd	1,807,993

1,318	INTOPS Co Ltd	30,475

24,197	JB Financial Group Co Ltd	155,659

12,395	KB Financial Group Inc	492,177

4,000	KB Financial Group Inc ADR	157,640

3,100	KC Co Ltd	43,295

401	KCC Corp	73,798

1,095	KCC Glass Corp	34,411

104,615	Kia Corp	5,509,434

926	KIWOOM Securities Co Ltd	65,695

187	Korea Investment Holdings Co Ltd	8,312

895	Korea Petrochemical Ind Co Ltd	111,642

6,570	Korea Real Estate Investment & Trust Co Ltd	7,015

1,137	Korea Zinc Co Ltd	549,681

20,967	KT Skylife Co Ltd	137,521

74,067	KT&G Corp	5,620,136

5,061	Kumho Petrochemical Co Ltd	582,159

2,360	LF Corp	29,051

8,933	LG Corp	576,093

44,277	LG Electronics Inc	3,341,125

234	LG H&H Co Ltd	118,086

10,450	LOTTE Fine Chemical Co Ltd	500,544

7,883	LX International Corp	248,398

3,863	LX Semicon Co Ltd	263,584

822	Meritz Financial Group Inc	23,949

94	NCSoft Corp	34,052

1,743	NH Investment & Securities Co Ltd	12,864

649	Orion Corp	58,279

5,323	POSCO Holdings Inc	1,218,435

34,446	POSCO Holdings Inc Sponsored ADR (a)	1,965,489

3,147	PSK Inc	43,704

1,056	Samjin Pharmaceutical Co Ltd	21,010

115,782	Samsung Electronics Co Ltd	5,563,204

1,454	Samsung Electronics Co Ltd GDR (Registered) (a)	1,727,140

94	Samsung Fire & Marine Insurance Co Ltd	14,754

1,213	Samsung SDS Co Ltd	118,525

12,731	SD Biosensor Inc	322,092

787	Sebang Global Battery Co Ltd	29,279

5,854	Seegene Inc	137,028

43,125	Shinhan Financial Group Co Ltd	1,250,199

309	SK Chemicals Co Ltd	21,096

25,209	SK Square Co Ltd *	730,371

7,093	SK Telecom Co Ltd Sponsored ADR	152,145

5,883	SL Corp	127,079

136,243	Woori Financial Group Inc	1,361,059

41,140	Woori Technology Investment Co Ltd *	142,268

6,570	Youngone Corp	239,391

	Total South Korea	43,308,084

Shares	Description	Value ($)

	Spain — 1.7%

207,000	Acerinox SA	2,047,860

42,139	Amadeus IT Group SA * (a)	2,278,351

35,785	Atresmedia Corp de Medios de Comunicacion SA	125,807

907,632	Banco Bilbao Vizcaya Argentaria SA	5,348,713

3,351,275	Banco de Sabadell SA	3,129,149

848,946	Banco Santander SA	2,533,114

90,446	Bankinter SA	594,870

49,032	CaixaBank SA (a)	182,292

18,156	Cia de Distribucion Integral Logista Holdings SA (a)	428,230

33,188	Ence Energia y Celulosa SA	109,953

33,423	Faes Farma SA	128,470

1,233	Grupo Catalana Occidente SA	39,001

83,139	Industria de Diseno Textil SA (a)	2,170,244

10,082	Mediaset Espana Comunicacion SA *	33,579

156,663	Repsol SA	2,418,927

130,830	Telefonica SA (a)	488,346

69,606	Unicaja Banco SA	71,963

	Total Spain	22,128,869

	Sweden — 0.6%

88,506	Fastighets AB Balder – B Shares *	397,879

18,054	Industrivarden AB – A Shares (a)	465,939

36,780	Industrivarden AB – C Shares (a) (b)	942,181

46,981	Investor AB – A Shares	904,604

57,234	Investor AB – B Shares (a)	1,065,174

21,646	Inwido AB	217,969

68,220	Kinnevik AB – Class B *	1,051,603

16,304	New Wave Group AB – B Shares	330,368

37,085	Skanska AB – B Shares	603,719

237,859	SSAB AB – A Shares	1,377,382

51,144	SSAB AB – B Shares	289,145

16,663	Svenska Cellulosa AB SCA – Class B	226,562

27,307	Telefonaktiebolaget LM Ericsson – B Shares	172,352

	Total Sweden	8,044,877

	Switzerland — 0.8%

51,076	Adecco Group AG (Registered)	1,736,411

956	DKSH Holding AG	72,083

31,980	Logitech International SA (Registered) (b)	1,938,864

6,408	Mobilezone Holding AG (Registered)	111,635

417	Roche Holding AG (a)	167,515

8,917	Roche Holding AG – Genusschein (a)	2,912,505

1,848	u-blox Holding AG *	240,596

152,122	UBS Group AG (Registered) (a)	2,807,058

1,582	Zurich Insurance Group AG (a)	760,051

	Total Switzerland	10,746,718

	Taiwan — 3.3%

42,560	Acer Inc	34,157

GMO Benchmark-Free Fund

(A Series of GMO Trust)

Schedule of Investments — (Continued)

(showing percentage of total net assets)

November 30, 2022 (Unaudited)

Shares	Description	Value ($)

	Taiwan — continued

14,414	Acter Group Corp Ltd	47,256

328,650	AmTRAN Technology Co Ltd	103,809

39,800	ASE Technology Holding Co Ltd ADR (a)	270,640

3,000	ASMedia Technology Inc	71,929

418,035	Asustek Computer Inc	3,633,602

19,000	Aten International Co Ltd	47,685

8,400	Aurora Corp	21,413

338,000	Catcher Technology Co Ltd	2,016,182

705,399	Cathay Financial Holding Co Ltd	1,003,824

43,367	Chailease Holding Co Ltd	286,239

170,000	Chicony Electronics Co Ltd	460,517

214,000	Chipbond Technology Corp	406,752

9,280	Chong Hong Construction Co Ltd	21,687

53,200	Chunghwa Telecom Co Ltd	195,824

2,500	Chunghwa Telecom Co Ltd Sponsored ADR (a)	91,300

582,000	Compal Electronics Inc	409,843

48,440	Coretronic Corp	91,717

18,640	Elan Microelectronics Corp	54,824

11,760	Elite Material Co Ltd	73,860

5,000	Elite Semiconductor Microelectronics Technology Inc	12,076

376,200	Evergreen Marine Corp Taiwan Ltd	2,019,724

256,000	Far EasTone Telecommunications Co Ltd	565,268

91,000	Farglory Land Development Co Ltd	161,527

2,600	First Financial Holding Co Ltd	2,219

43,701	FLEXium Interconnect Inc	152,656

181,000	Formosa Plastics Corp	530,892

120,821	Foxconn Technology Co Ltd	205,371

920,765	Fubon Financial Holding Co Ltd	1,828,840

6,080	Fusheng Precision Co Ltd	42,802

9,000	Gamania Digital Entertainment Co Ltd	19,629

11,560	Getac Technology Corp	16,077

15,000	Gigabyte Technology Co Ltd	53,461

265,000	Grand Pacific Petrochemical	179,927

13,000	Holtek Semiconductor Inc	30,314

1,776,318	Hon Hai Precision Industry Co Ltd	5,816,173

69,000	Huaku Development Co Ltd	199,617

33,687	Innodisk Corp	206,571

12,109	International Games System Co Ltd	153,791

63,000	King’s Town Bank Co Ltd	71,448

31,000	Kung Long Batteries Industrial Co Ltd	138,852

21,000	Largan Precision Co Ltd	1,582,260

422,000	Lite-On Technology Corp	900,611

4,807	Makalot Industrial Co Ltd	36,596

109,000	MediaTek Inc	2,633,854

5,408	Merry Electronics Co Ltd	15,539

216,000	Micro-Star International Co Ltd	870,499

99,000	Mitac Holdings Corp	95,882

147,280	Nan Ya Plastics Corp	368,372

77,903	Nantex Industry Co Ltd	98,508

85,000	Nanya Technology Corp	158,620

26,000	Nichidenbo Corp	44,197

Shares	Description	Value ($)

	Taiwan — continued

4,800	Nien Made Enterprise Co Ltd	45,568

122,000	Novatek Microelectronics Corp	1,195,389

51,000	Phison Electronics Corp	547,738

625,000	Pou Chen Corp	658,280

26,000	Powertech Technology Inc	70,911

64,000	Primax Electronics Ltd	120,767

44,000	Quanta Computer Inc	102,552

130,472	Radiant Opto-Electronics Corp	446,199

3,000	Raydium Semiconductor Corp	30,700

6,000	Realtek Semiconductor Corp	62,376

244,200	Ruentex Development Co Ltd	368,627

259,400	Ruentex Industries Ltd	561,924

31,760	Shin Zu Shing Co Ltd	87,663

68,000	Shinkong Insurance Co Ltd	110,027

24,900	Simplo Technology Co Ltd	246,748

7,945	Sinmag Equipment Corp	22,112

2,000	Soft-World International Corp	5,062

28,080	Syncmold Enterprise Corp	53,538

12,000	TaiDoc Technology Corp	71,831

181,000	Taiwan Semiconductor Manufacturing Co Ltd	2,906,833

30,042	Taiwan Semiconductor Manufacturing Co Ltd Sponsored ADR (a)	2,492,885

22,400	Teco Electric and Machinery Co Ltd	20,552

7,360	Test Research Inc	15,738

36,681	TOPBI International Holdings Ltd *	14,590

40,000	Transcend Information Inc	88,082

49,000	Tripod Technology Corp	154,690

13,000	Tung Ho Steel Enterprise Corp	22,675

37,624	United Integrated Services Co Ltd	219,947

148,000	Universal Inc	118,477

214,850	Wan Hai Lines Ltd	537,948

298,000	Winbond Electronics Corp	208,030

286,000	Wistron Corp	256,903

116,000	WPG Holdings Ltd	183,115

983,000	Yang Ming Marine Transport Corp	2,138,629

1,573,000	Yuanta Financial Holding Co Ltd	1,157,393

6,000	Yulon Nissan Motor Co Ltd	40,995

9,669	Zeng Hsing Industrial Co Ltd	36,697

40,000	Zhen Ding Technology Holding Ltd	156,659

	Total Taiwan	44,134,083

	Thailand — 0.9%

2,229,700	AP Thailand Pcl NVDR	641,846

513,400	Bangkok Bank Pcl NVDR	2,109,420

234,200	Bangkok Dusit Medical Services Pcl NVDR	201,756

32,300	CP ALL Pcl (Foreign Registered)	59,801

34,600	CP ALL Pcl NVDR	64,060

69,100	GFPT Pcl NVDR	26,766

10,300	Kasikornbank Pcl (Foreign Registered)	42,442

608,400	Kasikornbank Pcl NVDR	2,506,976

87,000	Kiatnakin Phatra Bank Pcl NVDR	177,461

6,653,900	Krung Thai Bank Pcl NVDR	3,339,165

GMO Benchmark-Free Fund

(A Series of GMO Trust)

Schedule of Investments — (Continued)

(showing percentage of total net assets)

November 30, 2022 (Unaudited)

Shares	Description	Value ($)

	Thailand — continued

53,632	Pruksa Holding Pcl NVDR	18,462

73,000	PTG Energy Pcl NVDR	30,849

281,000	PTT Exploration & Production Pcl NVDR	1,498,296

47,400	Regional Container Lines Pcl NVDR	40,645

3,851,300	Sansiri Pcl NVDR	172,381

141,300	Somboon Advance Technology Pcl NVDR	88,724

270,400	Sri Trang Gloves Thailand Pcl NVDR	76,931

23,760	Supalai Pcl (Foreign Registered)	15,529

62,524	Supalai Pcl NVDR	40,863

82,700	Thai Oil Pcl NVDR	130,709

88,000	Thai Vegetable Oil Pcl NVDR	70,593

	Total Thailand	11,353,675

	Turkey — 0.7%

4,346,935	Akbank TAS	4,066,084

113,472	Arcelik AS	563,290

339,228	Aselsan Elektronik Sanayi Ve Ticaret AS	887,701

12,363	Dogus Otomotiv Servis ve Ticaret AS	104,481

105,457	Enerjisa Enerji AS	164,649

401,627	Haci Omer Sabanci Holding AS	913,479

159,553	KOC Holding AS	607,588

580,824	Turkiye Garanti Bankasi AS	839,853

974,065	Turkiye Is Bankasi AS – Class C	548,187

73,176	Vestel Elektronik Sanayi ve Ticaret AS	235,828

387,322	Yapi ve Kredi Bankasi AS	251,382

	Total Turkey	9,182,522

	United Arab Emirates — 0.0%

300,669	Abu Dhabi National Oil Co for Distribution PJSC	373,130

52,716	Emaar Development PJSC *	60,445

60,948	Emaar Properties PJSC	101,333

	Total United Arab Emirates	534,908

	United Kingdom — 3.9%

144,532	3i Group Plc (a)	2,374,728

3,173	AG Barr Plc	19,223

191,969	Airtel Africa Plc	287,123

32,573	BAE Systems Plc (a)	322,594

79,624	Balfour Beatty Plc	311,756

4,859	Bank of Georgia Group Plc	148,218

467,944	Barratt Developments Plc	2,262,871

40,282	Bellway Plc	978,819

71,194	Berkeley Group Holdings Plc	3,301,525

87,700	BP Plc Sponsored ADR (a)	3,148,430

49,574	British American Tobacco Plc (a)	2,032,634

39,600	British American Tobacco Plc Sponsored ADR (a)	1,634,292

2,171,246	BT Group Plc	3,195,012

19,796	Bunzl Plc	732,116

596,976	Centrica Plc (a)	689,163

2,505	Clarkson Plc (a)	93,502

Shares	Description	Value ($)

	United Kingdom — continued

16,039	CMC Markets Plc	45,943

63,769	Coats Group Plc	51,620

113,106	Coca-Cola HBC AG *	2,766,674

191,485	Compass Group Plc (a)	4,365,462

35,626	Crest Nicholson Holdings Plc	98,610

3,800	EMIS Group Plc (a)	86,132

23,265	Evraz Plc (e)	574

217,661	Ferrexpo Plc	379,124

1,720	Galliford Try Holdings Plc	3,261

15,360	GSK Plc Sponsored ADR (a)	531,302

21,500	Haleon Plc ADR * (a)	148,135

55,459	Halfords Group Plc	130,559

87,293	IG Group Holdings Plc	868,351

81,442	Imperial Brands Plc (a)	2,094,775

4,947	Inchcape Plc (a)	50,102

24,001	Indivior Plc *	497,785

20,749	International Personal Finance Plc	19,630

136,342	Investec Plc	861,101

4,789	Keller Group Plc	42,442

491,424	Kingfisher Plc	1,437,119

269,923	Legal & General Group Plc (a)	828,014

911,388	M&G Plc	2,129,619

13,089	Morgan Advanced Materials Plc	48,206

11,562	Morgan Sindall Group Plc	228,553

88,646	OSB Group Plc	510,324

12,678	Paragon Banking Group Plc	72,506

85,408	Persimmon Plc	1,322,871

69,441	Plus500 Ltd	1,594,057

35,451	Redde Northgate Plc (a)	162,288

101,597	Redrow Plc	559,810

197,393	S4 Capital Plc *	455,763

58,036	Serica Energy Plc	221,752

95,106	Shell Plc (a)	2,783,353

47,117	Spirent Communications Plc	164,203

23,834	Standard Chartered Plc	177,540

472,355	Taylor Wimpey Plc	595,370

3,340	TBC Bank Group Plc	88,561

19,589	Unilever Plc (a)	979,472

11,263	Vesuvius Plc	52,025

111,200	Vodafone Group Plc Sponsored ADR (a)	1,248,776

14,969	Wickes Group Plc	24,998

87,354	WPP Plc (a)	918,063

	Total United Kingdom	51,176,831

	United States — 14.0%

3,400	3M Co. (a)	428,298

6,669	ADTRAN Holdings, Inc.	135,181

15,000	Aflac, Inc. (a)	1,078,950

51,100	Ally Financial, Inc. (a)	1,380,211

20,883	Alphabet, Inc. – Class A * (a)	2,108,974

18,642	American Express Co. (a)	2,937,793

40,300	AppLovin Corp. – Class A * (a)	580,723

GMO Benchmark-Free Fund

(A Series of GMO Trust)

Schedule of Investments — (Continued)

(showing percentage of total net assets)

November 30, 2022 (Unaudited)

Shares	Description	Value ($)

	United States — continued

16,700	Arrow Electronics, Inc. *	1,815,958

57,800	AT&T, Inc. (a)	1,114,384

22,100	Best Buy Co., Inc. (a)	1,885,130

7,000	Biogen, Inc. * (a)	2,136,190

3,600	Bio-Rad Laboratories, Inc. – Class A *	1,492,956

1,238	Booking Holdings, Inc. * (a)	2,574,359

107,423	BorgWarner, Inc.	4,566,552

15,400	Capital One Financial Corp. (a)	1,589,896

8,810	CarMax, Inc. * (a)	611,062

42,000	Carrier Global Corp. (a)	1,861,440

20,700	CBRE Group, Inc. – Class A * (a)	1,647,720

22,900	Centene Corp. * (a)	1,993,445

15,388	Chevron Corp. (a)	2,820,774

3,200	Cigna Corp. (a)	1,052,448

36,700	Citigroup, Inc. (a)	1,776,647

107,000	Cleveland-Cliffs, Inc. *	1,656,360

27,200	Cognizant Technology Solutions Corp. – Class A (a)	1,692,112

53,000	Comcast Corp. – Class A (a)	1,941,920

13,200	CVS Health Corp. (a)	1,344,816

41,604	Darling Ingredients, Inc. *	2,988,415

41,400	Dell Technologies, Inc. – Class C	1,854,306

14,000	Discover Financial Services (a)	1,517,040

102,500	DISH Network Corp. – Class A * (a)	1,645,125

23,700	DR Horton, Inc. (a)	2,038,200

38,500	eBay, Inc. (a)	1,749,440

27,449	EOG Resources, Inc. (a)	3,895,837

38,600	Exelon Corp. (a)	1,596,882

9,500	FedEx Corp. (a)	1,731,090

41,800	Fidelity National Financial, Inc. (a)	1,687,048

121,800	Ford Motor Co. (a)	1,693,020

24,200	Fortune Brands Home & Security, Inc.	1,581,228

10,200	Fox Corp. – Class A (a)	330,990

61,900	Fox Corp. – Class B (a)	1,889,188

65,200	Franklin Resources, Inc. (a)	1,748,012

3,100	Garmin Ltd. (a)	288,269

45,100	General Motors Co.	1,829,256

7,300	Gilead Sciences, Inc. (a)	641,159

1,600	Goldman Sachs Group, Inc. (The) (a)	617,840

31,279	Green Plains, Inc. *	1,081,002

4,400	Henry Schein, Inc. * (a)	356,048

18,449	Hilton Worldwide Holdings, Inc. (a)	2,631,196

58,500	HP, Inc.	1,757,340

30,600	IAC, Inc. * (a)	1,587,834

24,400	Incyte Corp. * (a)	1,943,948

60,000	Intel Corp. (a)	1,804,200

30,392	Intercontinental Exchange, Inc. (a)	3,291,757

15,300	International Business Machines Corp. (a)	2,278,170

73,500	Invesco Ltd.	1,404,585

12,800	Jazz Pharmaceuticals Plc *	2,008,448

113,900	Kinder Morgan, Inc. (a)	2,177,768

22,400	Knight-Swift Transportation Holdings, Inc. (a)	1,241,632

Shares	Description	Value ($)

	United States — continued

38,900	Kraft Heinz Co. (The) (a)	1,530,715

10,600	Kroger Co. (The) (a)	521,414

8,300	Laboratory Corp. of America Holdings (a)	1,997,810

3,370	Lam Research Corp. (a)	1,591,921

47,573	Las Vegas Sands Corp. * (a)	2,228,319

22,900	Lennar Corp. – Class A	2,011,307

18,900	Liberty Global Plc – Class A *	379,512

38,900	Liberty Global Plc – Class C *	804,452

39,100	Lincoln National Corp.	1,522,554

196,000	Lumen Technologies, Inc.	1,072,120

20,800	LyondellBasell Industries NV – Class A (a)	1,768,208

2,070	Markel Corp. *	2,742,419

15,000	Match Group, Inc. * (a)	758,400

26,122	Meta Platforms, Inc. – Class A * (a)	3,085,008

9,800	MetLife, Inc. (a)	751,660

52,284	Micron Technology, Inc. (a)	3,014,173

15,400	Mohawk Industries, Inc. *	1,560,482

35,100	Molson Coors Brewing Co. – Class B (a)	1,934,361

26,200	Mosaic Co. (The) (a)	1,344,060

32,800	NRG Energy, Inc. (a)	1,392,360

12,100	Nucor Corp. (a)	1,814,395

12,300	Occidental Petroleum Corp.	854,727

20,500	Oracle Corp. (a)	1,702,115

21,295	Otis Worldwide Corp. (a)	1,662,926

2,800	PACCAR, Inc. (a)	296,548

89,900	Paramount Global – Class B (a)	1,805,192

21,200	PayPal Holdings, Inc. * (a)	1,662,292

24,900	Pfizer, Inc. (a)	1,248,237

17,600	Prudential Financial, Inc. (a)	1,901,328

39,900	PulteGroup, Inc.	1,786,722

1,000	Quest Diagnostics, Inc. (a)	151,830

34,987	Raytheon Technologies Corp. (a)	3,453,917

2,900	Regeneron Pharmaceuticals, Inc. * (a)	2,179,930

7,900	Resolute Forest Products, Inc. *	166,381

35,261	Sensata Technologies Holding Plc	1,590,271

10,300	Skyworks Solutions, Inc. (a)	984,886

12,900	SS&C Technologies Holdings, Inc. (a)	693,504

3,200	Stanley Black & Decker, Inc.	261,504

20,400	Steel Dynamics, Inc. (a)	2,120,172

46,700	Synchrony Financial (a)	1,754,986

19,400	Textron, Inc. (a)	1,384,772

23,400	Tyson Foods, Inc. – Class A (a)	1,550,952

800	United Parcel Service, Inc. – Class B (a)	151,784

15,500	Universal Health Services, Inc. – Class B (a)	2,028,175

59,023	US Bancorp (a)	2,679,054

42,700	Verizon Communications, Inc. (a)	1,664,446

5,300	Vertex Pharmaceuticals, Inc. * (a)	1,676,920

158,700	Viatris, Inc.	1,750,461

43,800	Walgreens Boots Alliance, Inc. (a)	1,817,700

20,248	Warner Bros Discovery, Inc. * (a)	230,827

64,600	Wells Fargo & Co. (a)	3,097,570

108,300	Western Union Co. (The) (a)	1,587,678

GMO Benchmark-Free Fund

(A Series of GMO Trust)

Schedule of Investments — (Continued)

(showing percentage of total net assets)

November 30, 2022 (Unaudited)

Shares	Description	Value ($)

	United States — continued

40,400	Western Digital Corp. *	1,484,700

13,800	Westlake Corp.	1,485,570

10,500	Whirlpool Corp.	1,538,565

19,200	Zoom Video Communications, Inc. – Class A * (a)	1,448,256

	Total United States	184,791,120

	Vietnam — 0.3%

228,600	Duc Giang Chemicals JSC	570,747

718,700	Hoa Phat Group JSC	540,834

305,600	Hoa Sen Group *	140,979

110,400	IDICO Corp JSC	161,748

362,100	Nam Kim Steel JSC	163,079

7,900	PetroVietnam Technical Services Corp	6,817

428,365	Saigon – Hanoi Commercial Joint Stock Bank *	177,756

705,400	SSI Securities Corp	558,069

153,300	Vietnam Dairy Products JSC	517,165

419,100	Vietnam Joint Stock Commercial Bank for Industry and Trade	468,050

54,800	Vinhomes JSC	121,846

1,443,600	VNDirect Securities Corp	808,333

	Total Vietnam	4,235,423

	TOTAL COMMON STOCKS (COST $1,047,457,271)	917,468,112

	PREFERRED STOCKS (g) — 1.5%

	Brazil — 1.1%

41,600	Banco do Estado do Rio Grande do Sul SA – Class B	79,924

396,417	Bradespar SA	2,161,851

311,500	Cia Energetica de Minas Gerais	689,107

35,100	Cia Energetica de Minas Gerais Sponsored ADR (a)	76,869

850,600	Cia Paranaense de Energia – Class B	1,324,414

70,500	Gerdau SA	428,895

110,067	Gerdau SA Sponsored ADR	671,409

46,300	Itau Unibanco Holding SA	231,975

302,200	Itau Unibanco Holding SA Sponsored ADR	1,504,956

848,000	Petroleo Brasileiro SA	4,356,553

255,500	Petroleo Brasileiro SA Sponsored ADR	2,618,875

397	Unipar Carbocloro SA – Class B	7,435

	Total Brazil	14,152,263

	Colombia — 0.0%

297,879	Grupo Aval Acciones y Valores SA	34,428

	Germany — 0.2%

14,456	Bayerische Motoren Werke AG (a)	1,254,404

2,245	Draegerwerk AG & Co KGaA (a)	101,754

1,552	Villeroy & Boch AG	27,130

7,307	Volkswagen AG (a)	1,079,322

	Total Germany	2,462,610

Shares / Par Value†	Description	Value ($)

	Russia — 0.0%

12,924	Bashneft PJSC (e)	10,303

56,000	Nizhnekamskneftekhim PJSC (e)	4,517

20,810	Sberbank of Russia PJSC * (e) (f)	3,119

9,254,300	Surgutneftegas PJSC (e)	263,473

161	Transneft PJSC (e)	16,344

	Total Russia	297,756

	South Korea — 0.2%

2,160	Hyundai Motor Co GDR (Registered)	66,977

4,881	LG Electronics Inc	172,001

25	LG H&H Co Ltd	5,298

55,756	Samsung Electronics Co Ltd	2,397,600

89	Samsung Electronics Co Ltd GDR (Registered) (a)	96,218

	Total South Korea	2,738,094

	Taiwan — 0.0%

10,589	Chailease Holding Co Ltd	33,119

	TOTAL PREFERRED STOCKS (COST $24,556,145)	19,718,270

	RIGHTS/WARRANTS — 0.0%

	France — 0.0%

20,633	ALD SA *	44,874

	TOTAL RIGHTS/WARRANTS (COST $0)	44,874

	DEBT OBLIGATIONS — 15.8%

	United States — 15.8%

	Asset-Backed Securities — 0.0%

2,571,735	Crest G-Star LP, Series 2001-1A, Class D, 144A, 9.00%, due 11/28/35 (h)	2

	U.S. Government — 15.8%

82,400,000	U.S. Treasury Note, 0.13%, due 04/30/23	80,864,657

7,000,000	U.S. Treasury Note, 0.13%, due 05/31/23	6,846,328

13,700,000	U.S. Treasury Note, 0.13%, due 06/30/23	13,336,629

1,000,000	U.S. Treasury Note, 0.13%, due 07/31/23	969,883

43,725,000	U.S. Treasury Note, Variable Rate, USBM + 0.04%, 4.37%, due 10/31/23	43,757,858

32,000,000	U.S. Treasury Note, Variable Rate, USBM - 0.08%, 4.26%, due 04/30/24	31,943,844

30,000,000	U.S. Treasury Note, Variable Rate, USBM + 0.04%, 4.37%, due 07/31/24 (a)	29,961,756

	Total U.S. Government	207,680,955

	Total United States	207,680,957

	TOTAL DEBT OBLIGATIONS (COST $210,510,240)	207,680,957

GMO Benchmark-Free Fund

(A Series of GMO Trust)

Schedule of Investments — (Continued)

(showing percentage of total net assets)

November 30, 2022 (Unaudited)

Shares	Description	Value ($)

	MUTUAL FUNDS — 22.4%

	United States — 22.4%

	Affiliated Issuers — 22.4%

2,800,923	GMO Emerging Country Debt Fund, Class VI	53,357,590

3,533,772	GMO High Yield Fund, Class VI	63,183,843

2,847,952	GMO Opportunistic Income Fund, Class VI	69,433,055

1,831,428	GMO Resources Fund	51,188,418

1,794,827	GMO SGM Major Markets Fund, Class VI	49,088,520

1,657,998	GMO U.S. Treasury Fund (i)	8,256,829

	Total Affiliated Issuers	294,508,255

	TOTAL MUTUAL FUNDS (COST $323,050,932)	294,508,255

	SHORT-TERM INVESTMENTS — 10.4%

	Money Market Funds — 0.2%

3,144,650	State Street Institutional Treasury Money Market Fund – Premier Class, 3.49% (j)	3,144,650

	Repurchase Agreements — 10.2%

133,999,703	Nomura Securities International, Inc. Repurchase Agreement, dated 11/30/22, maturing on 12/01/22 with a maturity value of $134,013,847 and an effective yield of 3.80%, collateralized by a U.S. Treasury Note with maturity date 11/30/24 and a market value of $136,734,306.	133,999,703

	TOTAL SHORT-TERM INVESTMENTS (COST $137,144,353)	137,144,353

	TOTAL INVESTMENTS — 119.7% (Cost $1,742,718,941)	1,576,564,821

	SECURITIES SOLD SHORT — (19.6)%

	Common Stocks — (19.5)%

	Australia — (0.5)%

(33,231)	ASX Ltd	(1,601,861)

(6,551)	Cochlear Ltd	(963,511)

(3,164)	Domino’s Pizza Enterprises Ltd	(144,910)

(42,664)	IDP Education Ltd	(878,384)

(14,050)	Northern Star Resources Ltd	(102,870)

(406,727)	Qantas Airways Ltd *	(1,746,742)

(15,246)	Ramsay Health Care Ltd	(686,145)

	Total Australia	(6,124,423)

	Austria — (0.1)%

(18,618)	Verbund AG	(1,685,368)

	Belgium — (0.1)%

(31,099)	Anheuser-Busch InBev SA/NV	(1,834,075)

Shares	Description	Value ($)

	Canada — (1.2)%

(26,900)	Agnico Eagle Mines Ltd	(1,354,953)

(100,000)	Algonquin Power & Utilities Corp	(755,000)

(78,600)	AltaGas Ltd	(1,318,814)

(15,100)	BCE Inc	(719,364)

(43,400)	Brookfield Renewable Corp – Class A	(1,415,274)

(4,800)	Cameco Corp	(117,024)

(41,800)	Enbridge Inc	(1,725,922)

(11,800)	Franco-Nevada Corp	(1,724,216)

(93,300)	Pan American Silver Corp	(1,529,187)

(54,300)	Pembina Pipeline Corp	(1,980,864)

(30,700)	Restaurant Brands International Inc	(2,036,945)

(13,400)	Ritchie Bros Auctioneers Inc	(734,990)

	Total Canada	(15,412,553)

	Denmark — (0.1)%

(2,474)	Coloplast A/S – Class B	(292,468)

(28,496)	Tryg A/S	(662,991)

	Total Denmark	(955,459)

	Finland — (0.0)%

(5,949)	Elisa Oyj	(309,450)

	France — (0.7)%

(56,459)	Accor SA *	(1,487,139)

(10,985)	Aeroports de Paris *	(1,693,201)

(2,709)	Euronext NV	(207,235)

(106,747)	Getlink SE	(1,764,036)

(1,320)	Hermes International	(2,145,367)

(1,721)	Sartorius Stedim Biotech	(587,383)

(7,165)	Ubisoft Entertainment SA *	(199,317)

(7,186)	Wendel SE	(669,116)

	Total France	(8,752,794)

	Germany — (0.7)%

(180)	Carl Zeiss Meditec AG	(24,540)

(43,232)	Delivery Hero SE *	(1,892,380)

(9,066)	Deutsche Boerse AG	(1,666,099)

(3,557)	MTU Aero Engines AG	(750,040)

(1,241)	Muenchener Rueckversicherungs-Gesellschaft AG in Muenchen (Registered)	(391,978)

(12,721)	Puma SE	(658,358)

(2,828)	QIAGEN NV *	(141,188)

(1,450)	Rational AG	(911,041)

(3,144)	Scout24 SE	(172,568)

(14,560)	Symrise AG – Class A	(1,669,868)

(510,353)	Telefonica Deutschland Holding AG	(1,220,637)

(4,025)	United Internet AG	(85,570)

(8,276)	Zalando SE *	(260,304)

	Total Germany	(9,844,571)

GMO Benchmark-Free Fund

(A Series of GMO Trust)

Schedule of Investments — (Continued)

(showing percentage of total net assets)

November 30, 2022 (Unaudited)

Shares	Description	Value ($)

	Ireland — (0.0)%

(1,749)	Flutter Entertainment Plc *	(260,422)

	Israel — (0.2)%

(12,400)	CyberArk Software Ltd *	(1,848,468)

(5,900)	Wix.com Ltd *	(533,891)

	Total Israel	(2,382,359)

	Italy — (0.6)%

(50,192)	Amplifon SPA	(1,421,794)

(7,808)	Ferrari NV (d)	(1,742,760)

(3,000)	Ferrari NV (d)	(669,150)

(131,536)	FinecoBank Banca Fineco SPA	(2,136,369)

(149,718)	Infrastrutture Wireless Italiane SPA	(1,493,253)

	Total Italy	(7,463,326)

	Japan — (2.2)%

(56,100)	Aeon Co Ltd	(1,157,775)

(83,300)	ANA Holdings Inc *	(1,793,601)

(58,100)	Asahi Intecc Co Ltd	(1,040,039)

(400)	Fast Retailing Co Ltd	(237,856)

(18,800)	GMO Payment Gateway Inc	(1,702,137)

(1,200)	Hoya Corp	(124,176)

(82,100)	Japan Airlines Co Ltd *	(1,641,110)

(44,900)	Japan Exchange Group Inc	(650,114)

(31,200)	Keio Corp	(1,168,836)

(17,700)	Keisei Electric Railway Co Ltd	(507,078)

(6,600)	Kintetsu Group Holdings Co Ltd	(235,892)

(10,500)	Lasertec Corp	(1,979,270)

(58,500)	M3 Inc	(1,834,722)

(106,800)	MonotaRO Co Ltd	(1,847,669)

(20,700)	Nidec Corp	(1,303,532)

(81,200)	Nihon M&A Center Holdings Inc	(1,111,683)

(138,700)	Nippon Paint Holdings Co Ltd	(1,148,678)

(7,800)	Nissin Foods Holdings Co Ltd	(594,399)

(79,000)	Odakyu Electric Railway Co Ltd	(1,042,832)

(12,100)	Oriental Land Co Ltd	(1,749,061)

(323,600)	Rakuten Group Inc	(1,554,759)

(19,100)	Shiseido Co Ltd	(815,760)

(32,000)	Tobu Railway Co Ltd	(772,526)

(72,700)	Tokyu Corp	(928,459)

(36,500)	West Japan Railway Co	(1,554,888)

	Total Japan	(28,496,852)

	Netherlands — (0.5)%

(1,157)	Adyen NV *	(1,822,644)

(10,866)	IMCD NV	(1,607,127)

(48,697)	Just Eat Takeaway.com NV *	(1,128,221)

(4,509)	OCI NV	(190,884)

(85,149)	Universal Music Group NV	(2,024,909)

	Total Netherlands	(6,773,785)

Shares	Description	Value ($)

	New Zealand — (0.1)%

(32,072)	Xero Ltd *	(1,593,827)

	Norway — (0.1)%

(51,081)	Aker BP ASA	(1,777,121)

	Peru — (0.1)%

(31,220)	Southern Copper Corp	(1,905,044)

	Russia — (0.0)%

(1,138)	Magnit PJSC (e)	(6,259)

	Singapore — (0.2)%

(168,000)	Grab Holdings Ltd – Class A *	(507,360)

(153,000)	Singapore Airlines Ltd	(620,731)

(161,700)	Singapore Exchange Ltd	(1,082,322)

	Total Singapore	(2,210,413)

	Spain — (0.3)%

(49,210)	Cellnex Telecom SA *	(1,692,259)

(81,470)	Ferrovial SA	(2,190,912)

	Total Spain	(3,883,171)

	Sweden — (0.2)%

(8,140)	EQT AB	(186,838)

(17,805)	Evolution AB	(1,833,985)

	Total Sweden	(2,020,823)

	Switzerland — (0.3)%

(2)	Chocoladefabriken Lindt & Spruengli AG (Registered)	(205,978)

(16)	Givaudan SA	(54,091)

(1,517)	Partners Group Holding AG	(1,511,492)

(2,061)	Sika AG (Registered)	(526,710)

(11,856)	Straumann Holding AG (Registered)	(1,383,730)

	Total Switzerland	(3,682,001)

	United Kingdom — (1.0)%

(17,037)	Admiral Group Plc	(416,520)

(210,889)	Auto Trader Group Plc	(1,455,832)

(495)	Croda International Plc	(40,934)

(19,026)	Halma Plc	(504,690)

(104,148)	Hargreaves Lansdown Plc	(1,073,087)

(296,710)	Informa Plc	(2,225,116)

(20,585)	InterContinental Hotels Group Plc	(1,198,112)

(21,377)	London Stock Exchange Group Plc	(2,140,596)

(176,230)	Ocado Group Plc *	(1,334,192)

(5,349)	Prudential Plc	(63,626)

(1,910,590)	Rolls-Royce Holdings Plc *	(2,117,026)

(4,608)	Spirax-Sarco Engineering Plc	(629,321)

	Total United Kingdom	(13,199,052)

GMO Benchmark-Free Fund

(A Series of GMO Trust)

Schedule of Investments — (Continued)

(showing percentage of total net assets)

November 30, 2022 (Unaudited)

Shares	Description	Value ($)

	United States — (10.3)%

(300)	AbbVie, Inc.	(48,354)

(75,500)	AES Corp. (The)	(2,183,460)

(700)	Albemarle Corp.	(194,593)

(9,400)	Alnylam Pharmaceuticals, Inc. *	(2,073,546)

(31,900)	Altria Group, Inc.	(1,485,902)

(4,200)	American Tower Corp. (REIT)	(929,250)

(1,700)	Amgen, Inc.	(486,880)

(5,500)	Aon Plc – Class A	(1,695,540)

(44,200)	Aramark	(1,838,720)

(10,000)	Arthur J Gallagher & Co.	(1,991,100)

(7,300)	Autodesk, Inc. *	(1,474,235)

(3,600)	Automatic Data Processing, Inc.	(950,904)

(13,800)	Bill.Com Holdings, Inc. *	(1,661,796)

(8,300)	BioMarin Pharmaceutical, Inc. *	(838,134)

(17,600)	Bio-Techne Corp.	(1,495,824)

(11,900)	Boeing Co. (The) *	(2,128,672)

(3,600)	Broadcom, Inc.	(1,983,708)

(3,100)	Brown & Brown, Inc.	(184,729)

(11,800)	Burlington Stores, Inc. *	(2,309,024)

(39,400)	Caesars Entertainment, Inc. *	(2,001,914)

(1,700)	Catalent, Inc. *	(85,221)

(30,400)	Ceridian HCM Holding, Inc. *	(2,080,576)

(1,000)	Charles Schwab Corp. (The)	(82,540)

(1,300)	Chipotle Mexican Grill, Inc. – Class A *	(2,115,048)

(34,400)	Cloudflare, Inc. – Class A *	(1,690,416)

(7,400)	CME Group, Inc.	(1,306,100)

(32,900)	Coupa Software, Inc. *	(2,080,596)

(6,300)	Crown Castle, Inc. (REIT)	(891,009)

(50,300)	Delta Air Lines, Inc. *	(1,779,111)

(17,500)	Dexcom, Inc. *	(2,034,900)

(12,400)	Diamondback Energy, Inc.	(1,835,448)

(19,500)	Dominion Energy, Inc.	(1,191,645)

(3,700)	Dynatrace, Inc. *	(143,375)

(12,900)	Equity LifeStyle Properties, Inc. (REIT)	(856,818)

(500)	Erie Indemnity Co. – Class A	(141,195)

(15,000)	Essential Utilities, Inc.	(723,600)

(45,200)	Exact Sciences Corp. *	(2,031,740)

(500)	Extra Space Storage, Inc. (REIT)	(80,345)

(200)	Fair Isaac Corp. *	(123,944)

(32,200)	Fastenal Co.	(1,658,622)

(29,400)	Fortinet, Inc. *	(1,562,904)

(5,000)	Gartner, Inc. *	(1,751,850)

(26,200)	Guidewire Software, Inc. *	(1,553,922)

(9,000)	Hess Corp.	(1,295,190)

(5,300)	HubSpot, Inc. *	(1,606,059)

(4,600)	IDEXX Laboratories, Inc. *	(1,959,002)

(29,600)	Ingersoll Rand, Inc.	(1,597,512)

(6,800)	Insulet Corp. *	(2,035,716)

(8,900)	IQVIA Holdings, Inc. *	(1,940,378)

(20,500)	Iron Mountain, Inc. (REIT)	(1,113,765)

(32,300)	Liberty Media Corp.-Liberty Formula One – Class C *	(1,968,362)

Shares	Description	Value ($)

	United States — continued

(5,900)	Linde Plc *	(1,985,232)

(20,700)	Live Nation Entertainment, Inc. *	(1,506,132)

(700)	LPL Financial Holdings, Inc.	(165,697)

(6,300)	MarketAxess Holdings, Inc.	(1,687,896)

(4,400)	Marriott International, Inc. – Class A	(727,540)

(9,000)	Marsh & McLennan Cos., Inc.	(1,558,620)

(300)	Mastercard, Inc. – Class A	(106,920)

(3,500)	McDonald’s Corp.	(954,765)

(2,500)	McKesson Corp.	(954,200)

(9,700)	MongoDB, Inc. – Class A *	(1,481,093)

(3,200)	Monolithic Power Systems, Inc.	(1,222,272)

(3,000)	Moody’s Corp.	(894,810)

(300)	Motorola Solutions, Inc.	(81,660)

(3,900)	MSCI, Inc. – Class A	(1,980,537)

(26,700)	Newmont Corp.	(1,267,449)

(55,600)	NiSource, Inc.	(1,553,464)

(24,700)	Novocure Ltd. *	(1,897,948)

(31,200)	Okta, Inc. *	(1,663,584)

(27,800)	ONEOK, Inc.	(1,860,376)

(176,100)	Palantir Technologies, Inc. – Class A *	(1,320,750)

(200)	Palo Alto Networks, Inc. *	(33,980)

(12,700)	Paychex, Inc.	(1,575,181)

(15,200)	Philip Morris International, Inc.	(1,514,984)

(6,800)	PTC, Inc. *	(865,028)

(1,000)	Public Storage (REIT)	(297,960)

(42,500)	ROBLOX Corp. – Class A *	(1,350,225)

(28,100)	Roku, Inc. *	(1,668,297)

(46,700)	Rollins, Inc.	(1,888,548)

(35,500)	Royal Caribbean Cruises Ltd. *	(2,127,515)

(3,400)	S&P Global, Inc.	(1,199,520)

(11,800)	Seagen, Inc. *	(1,432,402)

(4,100)	ServiceNow, Inc. *	(1,706,830)

(7,200)	Sherwin-Williams Co. (The)	(1,794,096)

(7,800)	Simon Property Group, Inc. (REIT)	(931,632)

(37,100)	Snap, Inc. – Class A *	(382,501)

(9,800)	Snowflake, Inc. – Class A *	(1,400,420)

(17,500)	Starbucks Corp.	(1,788,500)

(19,500)	Sysco Corp.	(1,686,945)

(58,600)	Teladoc Health, Inc. *	(1,670,686)

(7,700)	Tesla, Inc. *	(1,499,190)

(3,400)	T-Mobile U.S., Inc. *	(514,964)

(31,000)	Trade Desk, Inc. (The) – Class A *	(1,616,340)

(2,700)	TransDigm Group, Inc.	(1,696,950)

(32,900)	Twilio, Inc. – Class A *	(1,612,758)

(61,100)	Uber Technologies, Inc. *	(1,780,454)

(20,700)	UDR, Inc. (REIT)	(858,429)

(6,700)	Vail Resorts, Inc.	(1,725,518)

(3,400)	Vulcan Materials Co.	(623,322)

(62,400)	Williams Cos., Inc. (The)	(2,165,280)

(500)	Yum! Brands, Inc.	(64,330)

(14,956)	Zillow Group, Inc. – Class C *	(568,029)

(600)	Zoetis, Inc.	(92,484)

GMO Benchmark-Free Fund

(A Series of GMO Trust)

Schedule of Investments — (Continued)

(showing percentage of total net assets)

November 30, 2022 (Unaudited)

Shares	Description	Value ($)

	United States — continued

(11,100)	Zscaler, Inc. *	(1,481,295)

	Total United States	(135,758,732)

	TOTAL COMMON STOCKS (PROCEEDS $281,534,479)	(256,331,880)

	PREFERRED STOCKS (g) — (0.1)%

	Germany — (0.1)%

(4,129)	Sartorius AG	(1,552,325)

	TOTAL PREFERRED STOCKS (PROCEEDS $1,689,655)	(1,552,325)

	TOTAL SECURITIES SOLD SHORT (PROCEEDS $283,224,134)	(257,884,205)

	Other Assets and Liabilities (net) — (0.1%)	(1,326,372)

	TOTAL NET ASSETS — 100.0%	$1,317,354,244

Additional information on each restricted security is as follows:

Issuer Description	Acquisition Date	Acquisition Cost	Value as a Percentage of Fund’s Net Assets	Value as of November 30, 2022

Alrosa PJSC	12/06/17	$4,239,436	0.0%	$226,235

Magnitogorsk Iron & Steel Works PJSC	09/08/17	1,550,653	0.0%	66,782

PhosAgro PJSC GDR	12/03/20	1,365	0.0%	165

Sberbank of Russia PJSC	09/09/20	12,774,954	0.0%	571,653

Sberbank of Russia PJSC	01/10/22	77,024	0.0%	3,119

Severstal PAO	02/02/21	7,249	0.0%	384

Severstal PJSC GDR (Registered)	03/16/20	1,679,360	0.0%	82,549

				$950,887

A summary of outstanding financial instruments at November 30, 2022 is as follows:

Forward Currency Contracts

Settlement Date	Counter- party	Currency Sold		Currency Purchased		Net Unrealized Appreciation (Depreciation) ($)
02/16/2023	JPM	CHF	3,422,004	USD	3,652,721	2,398
01/18/2023	JPM	CZK	25,105,948	USD	1,072,629	1,892
01/31/2023	SSB	EUR	4,230,000	USD	4,432,744	9,989
02/08/2023	MSCI	SEK	17,700,000	USD	1,702,635	9,281
02/09/2023	JPM	USD	1,520,009	AUD	2,260,000	18,437
12/02/2022	MSCI	USD	2,022,561	BRL	10,846,468	67,579
12/02/2022	GS	USD	151,451	BRL	800,000	2,711
02/02/2023	MSCI	USD	976,525	BRL	5,323,234	37,144
12/02/2022	CITI	USD	188,890	BRL	1,000,000	3,813
02/02/2023	MSCI	USD	4,209,083	CAD	5,729,172	54,067
02/02/2023	BCLY	USD	1,490,883	CAD	2,010,000	4,783

Settlement Date	Counter- party	Currency Sold		Currency Purchased		Net Unrealized Appreciation (Depreciation) ($)
01/12/2023	MSCI	USD	308,080	CLP	290,000,000	15,452
02/21/2023	MSCI	USD	567,360	GBP	480,000	12,585
02/16/2023	MSCI	USD	195,193	HUF	79,127,316	1,863
02/16/2023	CITI	USD	147,658	HUF	60,000,000	1,764
02/03/2023	JPM	USD	1,061,104	IDR	16,659,337,000	2,165
01/17/2023	MSCI	USD	3,990,555	JPY	579,997,183	235,299
01/24/2023	MSCI	USD	1,114,902	MXN	22,770,191	54,424
01/18/2023	MSCI	USD	4,315,102	NOK	45,290,448	291,729
01/12/2023	MSCI	USD	378,563	PEN	1,520,000	16,343
12/02/2022	CITI	USD	183,849	PHP	10,500,000	1,794
12/02/2022	JPM	USD	121,975	PHP	7,000,000	1,788

GMO Benchmark-Free Fund

(A Series of GMO Trust)

Schedule of Investments — (Continued)

November 30, 2022 (Unaudited)

Forward Currency Contracts — continued

Settlement Date	Counter- party	Currency Sold		Currency Purchased		Net Unrealized Appreciation (Depreciation) ($)
12/02/2022	BCLY	USD	276,383	PHP	15,632,240	0
12/05/2022	SSB	USD	50,595	PHP	2,860,107	45
02/21/2023	BCLY	USD	86,043	PLN	400,000	1,928
02/08/2023	MSCI	USD	1,641,369	SEK	17,906,846	71,774
02/08/2023	BCLY	USD	537,011	SEK	5,700,000	8,306
02/21/2023	GS	USD	94,725	SGD	130,000	890
02/21/2023	MSCI	USD	93,464	THB	3,300,000	906
02/06/2023	CITI	USD	108,587	TWD	3,300,000	500
12/02/2022	CITI	BRL	1,000,000	USD	184,159	(8,544)
12/02/2022	MSCI	BRL	10,846,468	USD	2,031,994	(58,145)
12/02/2022	GS	BRL	800,000	USD	151,111	(3,051)
02/16/2023	JPM	CHF	900,000	USD	954,740	(5,309)
01/12/2023	MSCI	CLP	235,887,500	USD	243,900	(19,263)
02/21/2023	BCLY	GBP	480,000	USD	574,352	(5,593)
02/03/2023	MSCI	IDR	2,000,000,000	USD	126,822	(826)
02/28/2023	JPM	ILS	1,383,563	USD	404,137	(3,626)
02/23/2023	MSCI	INR	79,049,384	USD	960,456	(6,450)
02/03/2023	JPM	KRW	1,127,005,899	USD	790,809	(74,279)
02/28/2023	MSCI	NZD	3,640,000	USD	2,263,789	(32,943)
01/12/2023	MSCI	PEN	560,000	USD	139,096	(6,396)
12/02/2022	JPM	PHP	33,132,240	USD	570,803	(14,987)
02/01/2023	BCLY	PHP	15,632,240	USD	275,993	(773)
02/21/2023	MSCI	PLN	1,274,008	USD	274,778	(5,411)
02/27/2023	BCLY	RON	4,234,153	USD	880,499	(8,558)
02/08/2023	BCLY	SEK	7,400,000	USD	704,208	(3,747)
02/21/2023	MSCI	SGD	771,598	USD	560,180	(7,328)
02/21/2023	BCLY	THB	30,239,025	USD	853,246	(11,499)
02/06/2023	BCLY	TWD	34,626,001	USD	1,081,860	(62,758)
02/02/2023	JPM	USD	939,265	CAD	1,260,000	(1,683)
01/12/2023	MSCI	USD	1,148,621	COP	5,381,955,400	(41,492)
02/16/2023	BOA	USD	75,379	HUF	30,000,000	(668)

						$548,320

Futures Contracts

Number of Contracts +	Type	Expiration Date	Notional Amount ($)	Value/Net Unrealized Appreciation (Depreciation) ($)
Sales
162	S&P 500 E-Mini	December 2022	$33,058,125	$169,850

+	Buys - Fund is long the futures contract.
Sales - Fund is short the futures contract.

Swap Contracts

Centrally Cleared Interest Rate Swaps

Fund Pays	Fund Receives	Notional Amount		Expiration Date	Periodic Payment Frequency	Premiums Paid/ (Received) ($)	Value ($)	Net Unrealized Appreciation/ (Depreciation) ($)
3.86%	3 Month AUD BBSW	AUD	12,310,000	12/21/2024	Quarterly	(9,409)	(32,311)	(22,902)
3.91%	3 Month AUD BBSW	AUD	6,500,000	12/21/2024	Quarterly	—	(21,234)	(21,234)
4.08%	3 Month CAD CDOR	CAD	21,713,000	12/21/2024	Semi-Annually	(443)	87,022	87,465
4.25%	3 Month CAD CDOR	CAD	3,500,000	12/21/2024	Semi-Annually	—	5,832	5,832
3 Month CAD CDOR	4.15%	CAD	9,500,000	12/21/2024	Semi-Annually	—	(29,077)	(29,077)
CHF - SARON - OIS - COMPOUND	1.39%	CHF	4,500,000	12/21/2024	Semi-Annually	—	15,427	15,427
CHF - SARON - OIS - COMPOUND	1.74%	CHF	10,500,000	12/21/2024	Semi-Annually	—	113,288	113,288
1.81%	CHF - SARON - OIS - COMPOUND	CHF	24,142,000	12/21/2024	Semi-Annually	(1,940)	(296,935)	(294,995)
1.40%	CHF - SARON - OIS - COMPOUND	CHF	3,500,000	12/21/2024	Semi-Annually	—	(12,369)	(12,369)
EUR - EuroSTR - COMPOUND	2.59%	EUR	9,000,000	12/21/2024	Annually	—	(9,906)	(9,906)
EUR - EuroSTR - COMPOUND	2.64%	EUR	3,000,000	12/21/2024	Annually	—	(617)	(617)
2.14%	EUR - EuroSTR - COMPOUND	EUR	4,748,000	12/21/2024	Annually	1,154	49,509	48,355
2.94%	EUR - EuroSTR - COMPOUND	EUR	5,500,000	12/21/2024	Annually	—	(32,265)	(32,265)
GBP - SONIA - COMPOUND	3.96%	GBP	18,390,000	12/21/2024	Annually	(46,356)	(175,352)	(128,996)
GBP - SONIA - COMPOUND	4.58%	GBP	3,000,000	12/21/2024	Annually	—	13,701	13,701
4.26%	GBP - SONIA - COMPOUND	GBP	5,500,000	12/21/2024	Annually	—	15,120	15,120
5.22%	GBP - SONIA - COMPOUND	GBP	4,500,000	12/21/2024	Annually	—	(86,091)	(86,091)
5.36%	GBP - SONIA - COMPOUND	GBP	4,000,000	12/21/2024	Annually	—	(89,210)	(89,210)

GMO Benchmark-Free Fund

(A Series of GMO Trust)

Schedule of Investments — (Continued)

November 30, 2022 (Unaudited)

Centrally Cleared Interest Rate Swaps — continued

Fund Pays	Fund Receives	Notional Amount		Expiration Date	Periodic Payment Frequency	Premiums Paid/ (Received) ($)	Value ($)	Net Unrealized Appreciation/ (Depreciation) ($)
3 Month SEK STIBOR	3.29%	SEK	165,657,000	12/21/2024	Quarterly	34,087	27,535	(6,552)
3 Month SEK STIBOR	3.45%	SEK	35,000,000	12/21/2024	Quarterly	—	15,730	15,730
USD - SOFR - COMPOUND	4.59%	USD	4,500,000	12/21/2024	Semi-Annually	—	17,151	17,151
3.58%	USD -SOFR - COMPOUND	USD	3,466,000	12/21/2024	Semi-Annually	1,165	53,111	51,946
4.47%	USD -SOFR - COMPOUND	USD	7,000,000	12/21/2024	Semi-Annually	—	(11,661)	(11,661)
6 Month AUD BBSW	4.14%	AUD	1,500,000	12/21/2032	Semi-Annually	—	(1,426)	(1,426)
6 Month AUD BBSW	4.19%	AUD	1,500,000	12/21/2032	Semi-Annually	—	2,695	2,695
6 Month AUD BBSW	4.21%	AUD	1,900,000	12/21/2032	Semi-Annually	—	5,787	5,787
6 Month AUD BBSW	4.25%	AUD	5,846,000	12/21/2032	Semi-Annually	13,688	30,037	16,349
6 Month AUD BBSW	4.25%	AUD	2,777,000	12/21/2032	Semi-Annually	6,502	14,269	7,767
6 Month AUD BBSW	4.29%	AUD	1,900,000	12/21/2032	Semi-Annually	—	14,540	14,540
6 Month AUD BBSW	4.57%	AUD	4,100,000	12/21/2032	Semi-Annually	—	94,980	94,980
6 Month AUD BBSW	4.73%	AUD	4,800,000	12/21/2032	Semi-Annually	—	153,690	153,690
4.48%	6 Month AUD BBSW	AUD	3,300,000	12/21/2032	Semi-Annually	—	(59,047)	(59,047)
3.71%	3 Month CAD CDOR	CAD	8,634,000	12/21/2032	Semi-Annually	(3,921)	(128,150)	(124,229)
3.66%	3 Month CAD CDOR	CAD	1,100,000	12/21/2032	Semi-Annually	—	(12,927)	(12,927)
3.55%	3 Month CAD CDOR	CAD	3,400,000	12/21/2032	Semi-Annually	—	(16,738)	(16,738)
3.57%	3 Month CAD CDOR	CAD	1,700,000	12/21/2032	Semi-Annually	—	(10,112)	(10,112)
3.65%	3 Month CAD CDOR	CAD	3,200,000	12/21/2032	Semi-Annually	—	(35,990)	(35,990)
3.68%	3 Month CAD CDOR	CAD	2,200,000	12/21/2032	Semi-Annually	—	(29,323)	(29,323)
3 Month CAD CDOR	3.41%	CAD	2,000,000	12/21/2032	Semi-Annually	—	(7,470)	(7,470)
3 Month CAD CDOR	3.57%	CAD	2,200,000	12/21/2032	Semi-Annually	—	13,155	13,155
3 Month CAD CDOR	3.59%	CAD	1,000,000	12/21/2032	Semi-Annually	—	7,430	7,430
3 Month CAD CDOR	3.63%	CAD	1,600,000	12/21/2032	Semi-Annually	—	15,875	15,875
3 Month CAD CDOR	3.71%	CAD	4,750,000	12/21/2032	Semi-Annually	3,875	70,505	66,630
3 Month CAD CDOR	3.79%	CAD	3,200,000	12/21/2032	Semi-Annually	—	63,443	63,443
3 Month CAD CDOR	3.84%	CAD	3,500,000	12/21/2032	Semi-Annually	—	81,975	81,975
3 Month CAD CDOR	3.97%	CAD	1,600,000	12/21/2032	Semi-Annually	—	50,595	50,595
3 Month CAD CDOR	4.04%	CAD	2,500,000	12/21/2032	Semi-Annually	—	89,542	89,542
CHF - SARON -OIS - COMPOUND	1.85%	CHF	700,000	12/21/2032	Semi-Annually	(3,269)	13,865	17,134
CHF - SARON - OIS - COMPOUND	1.86%	CHF	9,192,000	12/21/2032	Semi-Annually	—	193,410	193,410
CHF - SARON - OIS - COMPOUND	1.93%	CHF	1,900,000	12/21/2032	Semi-Annually	—	52,726	52,726
CHF - SARON - OIS - COMPOUND	2.05%	CHF	5,258,000	12/21/2032	Semi-Annually	3,447	207,648	204,201
CHF - SARON - OIS - COMPOUND	2.18%	CHF	1,100,000	12/21/2032	Semi-Annually	4,693	57,007	52,314
CHF - SARON - OIS - COMPOUND	2.20%	CHF	2,200,000	12/21/2032	Semi-Annually	(1,901)	119,442	121,343
CHF - SARON - OIS - COMPOUND	2.27%	CHF	1,400,000	12/21/2032	Semi-Annually	—	86,023	86,023
2.01%	CHF - SARON - OIS - COMPOUND	CHF	1,700,000	12/21/2032	Semi-Annually	—	(59,588)	(59,588)
2.19%	CHF - SARON - OIS - COMPOUND	CHF	2,200,000	12/21/2032	Semi-Annually	3,765	(117,423)	(121,188)
2.24%	CHF - SARON - OIS - COMPOUND	CHF	1,300,000	12/21/2032	Semi-Annually	—	(75,389)	(75,389)
2.18%	CHF - SARON - OIS - COMPOUND	CHF	1,000,000	12/21/2032	Semi-Annually	(4,891)	(52,506)	(47,615)
2.11%	CHF - SARON - OIS - COMPOUND	CHF	800,000	12/21/2032	Semi-Annually	—	(35,935)	(35,935)
1.98%	CHF - SARON - OIS - COMPOUND	CHF	1,700,000	12/21/2032	Semi-Annually	—	(54,975)	(54,975)
1.85%	CHF - SARON - OIS - COMPOUND	CHF	1,700,000	12/21/2032	Semi-Annually	10,366	(33,422)	(43,788)
EUR - EuroSTR - COMPOUND	2.21%	EUR	1,109,000	12/21/2032	Annually	673	(20,799)	(21,472)
EUR - EuroSTR - COMPOUND	2.48%	EUR	1,600,000	12/21/2032	Annually	—	10,355	10,355
EUR - EuroSTR - COMPOUND	2.89%	EUR	1,200,000	12/21/2032	Annually	—	52,702	52,702
EUR - EuroSTR - COMPOUND	2.94%	EUR	8,108,000	12/21/2032	Annually	2,864	392,116	389,252
EUR - EuroSTR - COMPOUND	3.12%	EUR	1,300,000	12/21/2032	Annually	—	84,713	84,713
2.82%	EUR - EuroSTR - COMPOUND	EUR	1,200,000	12/21/2032	Annually	—	(44,981)	(44,981)
2.80%	EUR - EuroSTR - COMPOUND	EUR	580,000	12/21/2032	Annually	—	(20,533)	(20,533)
2.80%	EUR - EuroSTR - COMPOUND	EUR	1,500,000	12/21/2032	Annually	—	(53,449)	(53,449)
2.41%	EUR - EuroSTR - COMPOUND	EUR	1,900,000	12/21/2032	Annually	—	(336)	(336)
2.75%	EUR - EuroSTR - COMPOUND	EUR	620,000	12/21/2032	Annually	—	(19,366)	(19,366)
2.69%	EUR - EuroSTR - COMPOUND	EUR	2,400,000	12/21/2032	Annually	—	(62,079)	(62,079)

2.70%	EUR -EuroSTR - COMPOUND	EUR	700,000	12/21/2032	Annually	—	(18,430)	(18,430)
2.55%	EUR -EuroSTR - COMPOUND	EUR	3,200,000	12/21/2032	Annually	—	(40,854)	(40,854)
2.63%	EUR -EuroSTR - COMPOUND	EUR	1,500,000	12/21/2032	Annually	—	(29,704)	(29,704)
GBP - SONIA - COMPOUND	3.30%	GBP	1,000,000	12/21/2032	Annually	—	(7,036)	(7,036)
GBP - SONIA - COMPOUND	3.52%	GBP	1,200,000	12/21/2032	Annually	—	16,799	16,799

GMO Benchmark-Free Fund

(A Series of GMO Trust)

Schedule of Investments — (Continued)

November 30, 2022 (Unaudited)

Centrally Cleared Interest Rate Swaps — continued

Fund Pays	Fund Receives	Notional Amount		Expiration Date	Periodic Payment Frequency	Premiums Paid/ (Received) ($)	Value ($)	Net Unrealized Appreciation/ (Depreciation) ($)
GBP - SONIA - COMPOUND	4.12%	GBP	900,000	12/21/2032	Annually	—	66,575	66,575
GBP - SONIA - COMPOUND	4.33%	GBP	1,700,000	12/21/2032	Annually	—	161,935	161,935
GBP - SONIA - COMPOUND	4.65%	GBP	1,000,000	12/21/2032	Annually	—	126,784	126,784
3.96%	GBP - SONIA - COMPOUND	GBP	3,940,000	12/21/2032	Annually	26,344	72,198	45,854
3.96%	GBP - SONIA - COMPOUND	GBP	1,400,000	12/21/2032	Annually	—	(81,491)	(81,491)
3.93%	GBP - SONIA - COMPOUND	GBP	680,000	12/21/2032	Annually	—	(37,857)	(37,857)
3.90%	GBP - SONIA - COMPOUND	GBP	720,000	12/21/2032	Annually	—	(37,363)	(37,363)
3.79%	GBP - SONIA - COMPOUND	GBP	1,600,000	12/21/2032	Annually	—	(66,240)	(66,240)
3.76%	GBP - SONIA - COMPOUND	GBP	700,000	12/21/2032	Annually	—	(26,682)	(26,682)
4.28%	3 Month NZD Bank Bill Rate	NZD	5,980,000	12/21/2032	Quarterly	(39,708)	33,854	73,562
4.82%	3 Month NZD Bank Bill Rate	NZD	3,100,000	12/21/2032	Quarterly	—	(66,444)	(66,444)
4.75%	3 Month NZD Bank Bill Rate	NZD	2,200,000	12/21/2032	Quarterly	—	(39,064)	(39,064)
3 Month NZD Bank Bill Rate	4.21%	NZD	2,900,000	12/21/2032	Quarterly	—	(27,934)	(27,934)
3 Month NZD Bank Bill Rate	4.45%	NZD	3,500,000	12/21/2032	Quarterly	—	9,779	9,779
3 Month NZD Bank Bill Rate	4.52%	NZD	3,100,000	12/21/2032	Quarterly	—	19,825	19,825
3 Month NZD Bank Bill Rate	4.76%	NZD	2,730,000	12/21/2032	Quarterly	—	50,552	50,552
3 Month NZD Bank Bill Rate	4.86%	NZD	2,570,000	12/21/2032	Quarterly	—	60,624	60,624
3 Month SEK STIBOR	2.69%	SEK	23,000,000	12/21/2032	Quarterly	—	(5,726)	(5,726)
3.28%	3 Month SEK STIBOR	SEK	17,000,000	12/21/2032	Quarterly	—	(78,621)	(78,621)
3.17%	3 Month SEK STIBOR	SEK	25,000,000	12/21/2032	Quarterly	—	(93,071)	(93,071)
3.16%	3 Month SEK STIBOR	SEK	25,000,000	12/21/2032	Quarterly	—	(91,003)	(91,003)
2.91%	3 Month SEK STIBOR	SEK	37,000,000	12/21/2032	Quarterly	—	(57,379)	(57,379)
2.87%	3 Month SEK STIBOR	SEK	33,993,000	12/21/2032	Quarterly	(4,578)	(42,168)	(37,590)
2.98%	3 Month SEK STIBOR	SEK	18,000,000	12/21/2032	Quarterly	—	(39,085)	(39,085)
3.08%	3 Month SEK STIBOR	SEK	16,000,000	12/21/2032	Quarterly	—	(47,981)	(47,981)
3.10%	3 Month SEK STIBOR	SEK	28,000,000	12/21/2032	Quarterly	—	(88,601)	(88,601)
3 Month SEK STIBOR	3.19%	SEK	26,000,000	12/21/2032	Quarterly	—	101,097	101,097
USD - SOFR - COMPOUND	3.08%	USD	3,400,000	12/21/2032	Semi-Annually	—	(81,396)	(81,396)
USD - SOFR - COMPOUND	3.13%	USD	765,000	12/21/2032	Semi-Annually	(1,027)	(15,555)	(14,528)
USD - SOFR - COMPOUND	3.22%	USD	1,500,000	12/21/2032	Semi-Annually	—	(18,422)	(18,422)
USD - SOFR - COMPOUND	3.48%	USD	1,000,000	12/21/2032	Semi-Annually	—	8,981	8,981
USD - SOFR - COMPOUND	3.68%	USD	3,700,000	12/21/2032	Semi-Annually	—	95,455	95,455
USD - SOFR - COMPOUND	3.69%	USD	1,500,000	12/21/2032	Semi-Annually	—	41,026	41,026
USD - SOFR - COMPOUND	3.81%	USD	3,400,000	12/21/2032	Semi-Annually	—	124,504	124,504
3.13%	USD - SOFR - COMPOUND	USD	8,359,000	12/21/2032	Semi-Annually	4,452	165,830	161,378
3.79%	USD - SOFR - COMPOUND	USD	1,000,000	12/21/2032	Semi-Annually	—	(35,067)	(35,067)
3.70%	USD - SOFR - COMPOUND	USD	1,500,000	12/21/2032	Semi-Annually	—	(41,592)	(41,592)
3.72%	USD - SOFR - COMPOUND	USD	1,500,000	12/21/2032	Semi-Annually	—	(44,800)	(44,800)
3.91%	USD - SOFR - COMPOUND	USD	1,100,000	12/21/2032	Semi-Annually	—	(50,384)	(50,384)
3.44%	USD - SOFR - COMPOUND	USD	1,500,000	12/21/2032	Semi-Annually	—	(9,195)	(9,195)

						$(368)	$479,632	$480,000

GMO Benchmark-Free Fund

(A Series of GMO Trust)

Schedule of Investments — (Continued)

November 30, 2022 (Unaudited)

OTC Total Return Swaps

Fund Pays	Fund Receives	Counterparty	Notional Amount		Expiration Date	Periodic Payment Frequency	Premiums Paid/ (Received) ($)	Value ($)	Net Unrealized Appreciation/ (Depreciation) ($)
Total Return on Equity Basket (k)	1 Month Federal Funds Rate minus 0.75%	GS	USD	1	05/24/2024	Monthly	—	(3,770)	(3,770)
Total Return on Equity Basket (k)	1 Month Federal Funds Rate minus 1.00%	MORD	USD	1	05/24/2024	Monthly	—	(1,101)	(1,101)
Total Return on Equity Basket (l)	1 Month Federal Funds Rate	MORD	USD	14,365,174	06/18/2024	Monthly	—	(451,060)	(451,060)
Total Return on Equity Basket (k)	1 Month Federal Funds Rate	GS	USD	5,656,494	06/24/2024	Monthly	—	(61,190)	(61,190)

							$—	$(517,121)	$(517,121)

As of November 30, 2022, for the above contracts and/or agreements, the Fund had sufficient cash and/or securities to cover commitments or collateral requirements, if any, of the relevant broker or exchange.

Notes to Schedule of Investments:

†	Denominated in U.S. Dollar, unless otherwise indicated.

*	Non-income producing security.

(a)

All or a portion of this security has been pledged to cover margin requirements on futures and/or cleared swap contracts, collateral on securities sold short, OTC swap contracts, forward currency contracts, and/or written options, if any.

(b)	All or a portion of this security is out on loan.

(c)	Investment valued using significant unobservable inputs.

(d)	Securities are traded on separate exchanges for the same entity.

(e)

Investment valued at fair value using methods determined in good faith by the Trustees of GMO Trust or persons acting at their direction pursuant to procedures approved by the Trustees. Investment valued using significant unobservable inputs.

(f)	The security is restricted as to resale.

(g)	Preferred dividend rates are disclosed to the extent that a stated rate exists.

(h)	Security is in default.

(i)	All or a portion of this security is purchased with collateral from securities loaned.

(j)	The rate disclosed is the 7 day net yield as of November 30, 2022.

(k)	Periodic payments made/received are based on the total return of the referenced entity. Custom equity basket swap which has a notional amount of less than 1% of the Fund’s total net assets.
(l)	The following table represents the individual long and/or short positions within the custom equity basket swap as of November 30, 2022:

Shares	Description	% of Equity Basket	Value ($)

(466,000)	Air China Ltd – Class H	2.5%	(375,076)

(929,800)	Airports of Thailand Pcl NVDR	13.4%	(1,985,752)

(418,000)	Alibaba Health Information Technology Ltd	2.4%	(352,855)

(1,014,000)	China Molybdenum Co Ltd – Class H	3.2%	(475,039)

(1,692)	Elisa Oyj	0.6%	(88,013)

(68,560)	Ganfeng Lithium Co Ltd – Class H	4.1%	(606,686)

(148,000)	Genscript Biotech Corp	2.6%	(383,334)

(964,600)	Gulf Energy Development Pcl NVDR	9.8%	(1,458,949)

(2,340)	Hanmi Pharm Co Ltd	3.2%	(467,854)

(1,800)	Hapvida Participacoes e Investimentos SA	0.0%	(1,804)

(19,103)	Hotel Shilla Co Ltd	7.2%	(1,073,512)

(11,818)	Kakao Corp	3.5%	(518,531)

(620,000)	Kingdee International Software Group Co Ltd	7.1%	(1,046,262)

(72,600)	Klabin SA	1.9%	(275,607)

(33,540)	Korea Aerospace Industries Ltd	8.4%	(1,245,587)

(400)	Lojas Renner SA	0.0%	(1,784)

(83,100)	Microport Scientific Corp	1.3%	(199,698)

4,262	Nokia Oyj	(0.1%)	20,998

(880)	POSCO Chemical Co Ltd	1.0%	(148,639)

(2,510)	Samsung Biologics Co Ltd	11.5%	(1,707,146)

(237,080)	Samsung Heavy Industries Co Ltd	6.4%	(948,497)

(10,922)	Yuhan Corp	3.3%	(488,208)

(754,000)	Zijin Mining Group Co Ltd – Class H	6.7%	(1,000,757)

	TOTAL COMMON STOCKS		$(14,828,592)

GMO Benchmark-Free Fund

(A Series of GMO Trust)

Schedule of Investments — (Continued)

November 30, 2022 (Unaudited)

The rates shown on variable rate notes are the current interest rates at November 30, 2022, which are subject to change based on the terms of the security.

Portfolio Abbreviations:

144A - Securities exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be resold in transactions exempt from registration, normally to qualified institutional investors.

ADR - American Depositary Receipt

AUD BBSW - Bank Bill Swap Reference Rate denominated in Australian Dollar.

CDOR - Canadian Dollar Offering Rate

CVA - Certificaaten van aandelen (Share Certificates)

EuroSTR - Euro Short-Term Rate

Foreign Registered - Shares issued to foreign investors in markets that have foreign ownership limits.

GDR - Global Depositary Receipt

JSC - Joint-Stock Company

NVDR - Non-Voting Depositary Receipt

NZD Bank Bill Rate - Bank Bill Rate denominated in New Zealand Dollar.

OIS - Overnight Indexed Swaps

PJSC - Private Joint-Stock Company

QPSC - Qatar Private Stock Company

QSC - Qatari Shareholding Company

REIT - Real Estate Investment Trust

SARON - Swiss Average Rate Overnight

SEK STIBOR - Stockholm Interbank Offered Rate denominated in Swedish Krona.

SOFOM - Sociedades Financieras de Objeto Multi (Multi-purpose Financial Company)

SOFR - Secured Overnight Financing Rate

SONIA - Sterling Overnight Interbank Average Rate

USBM - U.S. Treasury 3 Month Bill Money Market Yield

Counterparty Abbreviations:

BCLY - Barclays Bank PLC

BOA - Bank of America, N.A.

CITI - Citibank N.A.

GS - Goldman Sachs International

JPM - JPMorgan Chase Bank, N.A.

MORD - Morgan Stanley Capital Services LLC

MSCI - Morgan Stanley & Co. International PLC

SSB - State Street Bank and Trust Company

Currency Abbreviations:

AUD - Australian Dollar

BRL - Brazil Real

CAD - Canada Dollar

CHF - Switzerland Franc

CLP - Chile Peso

COP - Colombia Peso

CZK - Czech Republic Koruna

EUR - Euro

GBP - United Kingdom Pound

HUF - Hungary Forint

IDR - Indonesia Rupiah

ILS - Israel Shekel

INR - Indian Rupee

JPY - Japan Yen

KRW - Korean Won

MXN - Mexico Peso

NOK - Norway Krone

NZD - New Zealand Dollar

PEN - Peru Nuevo Sol

PHP - Philippines Peso

PLN - Poland Zloty

RON - Romania New Leu

SEK - Sweden Krona

SGD - Singapore Dollar

THB - Thailand Baht

TWD - Taiwan New Dollar

USD - United States Dollar

GMO Global Asset Allocation Fund

(A Series of GMO Trust)

Schedule of Investments

(showing percentage of total net assets)

November 30, 2022 (Unaudited)

Shares	Description	Value ($)

	MUTUAL FUNDS — 99.9%

	Affiliated Issuers — 99.9%

2,766,256	GMO Alternative Allocation Fund, Class VI	49,875,588

958,520	GMO Asset Allocation Bond Fund, Class VI	19,803,034

534,599	GMO Emerging Country Debt Fund, Class VI	10,184,103

1,814,731	GMO Emerging Markets ex-China Fund, Class VI	25,478,822

1,237,619	GMO Emerging Markets Fund, Class VI	29,294,450

412,268	GMO High Yield Fund, Class VI	7,371,357

3,036,569	GMO International Equity Fund, Class IV	65,104,032

893,107	GMO-Usonian Japan Value Creation Fund, Class VI	14,512,988

2,351,702	GMO Multi-Sector Fixed Income Fund, Class IV	39,837,829

427,330	GMO Opportunistic Income Fund, Class VI	10,418,308

515,310	GMO Quality Cyclicals Fund, Class VI	11,846,985

407,900	GMO Quality Fund, Class VI	10,695,143

472,145	GMO Small Cap Quality Fund, Class VI	10,882,935

2,816,147	GMO U.S. Equity Fund, Class VI	35,905,880

618,299	GMO U.S. Small Cap Value Fund, Class VI	10,647,107

30,315	GMO U.S. Treasury Fund	150,969

	TOTAL MUTUAL FUNDS (COST $408,417,789)	352,009,530

	SHORT-TERM INVESTMENTS — 0.0%

	Money Market Funds — 0.0%

210,546	State Street Institutional Treasury Money Market Fund – Premier Class, 3.49% (a)	210,546

	TOTAL SHORT-TERM INVESTMENTS (COST $210,546)	210,546

	TOTAL INVESTMENTS — 99.9% (Cost $408,628,335)	352,220,076

	Other Assets and Liabilities (net) — 0.1%	191,397

	TOTAL NET ASSETS — 100.0%	$352,411,473

Notes to Schedule of Investments:

(a)	The rate disclosed is the 7 day net yield as of November 30, 2022.

GMO Global Developed Equity Allocation Fund

(A Series of GMO Trust)

Schedule of Investments

(showing percentage of total net assets)

November 30, 2022 (Unaudited)

Shares	Description	Value ($)

	MUTUAL FUNDS — 100.0%

	Affiliated Issuers — 100.0%

472,778	GMO Emerging Markets ex-China Fund, Class VI	6,637,805

1,548,126	GMO International Equity Fund, Class IV	33,191,826

190,127	GMO-Usonian Japan Value Creation Fund, Class VI	3,089,557

174,676	GMO Quality Cyclicals Fund, Class VI	4,015,805

402,818	GMO Quality Fund, Class VI	10,561,893

178,080	GMO Small Cap Quality Fund, Class VI	4,104,737

1,257,353	GMO U.S. Equity Fund, Class VI	16,031,255

234,727	GMO U.S. Small Cap Value Fund, Class VI	4,041,988

	TOTAL MUTUAL FUNDS (COST $82,437,275)	81,674,866

	SHORT-TERM INVESTMENTS — 0.0%

	Money Market Funds — 0.0%

45,313	State Street Institutional Treasury Money Market Fund – Premier Class, 3.49% (a)	45,313

	TOTAL SHORT-TERM INVESTMENTS (COST $45,313)	45,313

	TOTAL INVESTMENTS — 100.0% (Cost $82,482,588)	81,720,179

	Other Assets and Liabilities (net) — (0.0%)	(23,964)

	TOTAL NET ASSETS — 100.0%	$81,696,215

Notes to Schedule of Investments:

(a)	The rate disclosed is the 7 day net yield as of November 30, 2022.

GMO Global Equity Allocation Fund

(A Series of GMO Trust)

Schedule of Investments

(showing percentage of total net assets)

November 30, 2022 (Unaudited)

Shares	Description	Value ($)

	MUTUAL FUNDS — 100.0%

	Affiliated Issuers — 100.0%

9,667,336	GMO Emerging Markets ex-China Fund, Class VI	135,729,394

7,069,153	GMO Emerging Markets Fund, Class VI	167,326,852

21,957,820	GMO International Equity Fund, Class IV	470,775,660

3,294,402	GMO-Usonian Japan Value Creation Fund, Class VI	53,534,036

2,953,418	GMO Quality Cyclicals Fund, Class VI	67,899,075

7,116,824	GMO Quality Fund, Class VI	186,603,111

3,153,607	GMO Small Cap Quality Fund, Class VI	72,690,649

11,422,235	GMO U.S. Equity Fund, Class VI	145,633,495

3,783,860	GMO U.S. Small Cap Value Fund, Class VI	65,158,074

	TOTAL MUTUAL FUNDS (COST $1,501,665,042)	1,365,350,346

	SHORT-TERM INVESTMENTS — 0.0%

	Money Market Funds — 0.0%

488,276	State Street Institutional Treasury Money Market Fund – Premier Class, 3.49% (a)	488,276

	TOTAL SHORT-TERM INVESTMENTS (COST $488,276)	488,276

	TOTAL INVESTMENTS — 100.0% (Cost $1,502,153,318)	1,365,838,622

	Other Assets and Liabilities (net) — (0.0%)	(90,988)

	TOTAL NET ASSETS — 100.0%	$1,365,747,634

Notes to Schedule of Investments:

(a)	The rate disclosed is the 7 day net yield as of November 30, 2022.

GMO Implementation Fund

(A Series of GMO Trust)

Consolidated Schedule of Investments

(showing percentage of total net assets)

November 30, 2022 (Unaudited)

Shares	Description	Value ($)

	COMMON STOCKS — 80.2%

	Argentina — 0.0%

154,985	Adecoagro SA	1,280,176

	Australia — 1.5%

49,016	Accent Group Ltd	60,504

655,803	Aurizon Holdings Ltd (a)	1,704,482

96,471	Austal Ltd	160,674

2,246,950	Beach Energy Ltd	2,708,813

7,701	BHP Group Ltd (a)	239,157

619,649	BlueScope Steel Ltd	7,468,583

645,307	Brambles Ltd (a)	5,337,880

4,366	Brickworks Ltd	67,028

43,105	Challenger Ltd (b)	215,638

729,437	Fortescue Metals Group Ltd (a)	9,708,562

982,395	GPT Group (The) (REIT)	3,028,666

355,838	GrainCorp Ltd – Class A	1,967,424

548,337	Grange Resources Ltd	286,450

310,059	Helia Group Ltd	573,125

66,858	HomeCo Daily Needs (REIT)	60,873

82,636	Incitec Pivot Ltd	226,291

80,571	JB Hi-Fi Ltd (a) (b)	2,477,909

449,614	Jupiter Mines Ltd	56,709

17,168	McMillan Shakespeare Ltd	172,788

469,488	Metcash Ltd (b)	1,342,564

2,011,384	Mirvac Group (REIT)	3,086,507

13,006	Monadelphous Group Ltd	122,263

96,512	Mount Gibson Iron Ltd * (b)	30,315

4,841	National Australia Bank Ltd (a)	104,197

51,945	NRW Holdings Ltd	97,356

183,278	Nufarm Ltd (b)	758,410

479,081	Perenti Ltd *	361,432

904	Premier Investments Ltd	15,800

117,498	Rio Tinto Ltd (a)	8,771,769

163,417	Sandfire Resources Ltd	565,634

1,365,382	Scentre Group (REIT) (a)	2,784,953

43,773	Sims Ltd	391,092

79,010	Southern Cross Media Group Ltd	56,634

1,147,261	Stockland (REIT)	2,995,353

106,070	Sunrise Energy Metals Ltd *	147,561

11,725	Super Retail Group Ltd	88,814

351,076	Viva Energy Group Ltd	659,694

	Total Australia	58,901,904

	Austria — 0.1%

38,015	OMV AG	2,017,520

4,397	Strabag SE	183,392

	Total Austria	2,200,912

	Belgium — 0.5%

2,657	Ackermans & van Haaren NV	422,319

160,421	Ageas SA/NV	6,495,743

Shares	Description	Value ($)

	Belgium — continued

20,043	AGFA-Gevaert NV *	57,955

33,831	Bekaert SA	1,208,066

3,217	Cie d’Entreprises CFE *	31,675

476	Deme Group NV *	59,185

32,497	Econocom Group SA (a)	96,208

4,864	Orange Belgium SA *	86,713

11,981	Proximus SADP	125,331

12,508	Sofina SA (b)	2,722,657

6,069	Solvay SA (a)	602,014

2,973	Telenet Group Holding NV	47,463

75,247	UCB SA	6,073,677

	Total Belgium	18,029,006

	Brazil — 1.0%

347,700	Banco do Brasil SA	2,363,852

24,200	BB Seguridade Participacoes SA	146,058

65,100	CPFL Energia SA	437,818

67,400	Dexco SA	108,451

17,700	EDP – Energias do Brasil SA	72,378

286,135	Enauta Participacoes SA	738,861

111,800	Itau Unibanco Holding SA	485,174

132,500	JBS SA	563,004

199,313	Localiza Rent a Car SA	2,308,326

611	Localiza Rent a Car SA GDR * (c)	7,076

771,800	Marfrig Global Foods SA	1,301,367

758,000	Petroleo Brasileiro SA Sponsored ADR	8,861,020

226,926	Sao Martinho SA	1,253,278

134,800	Ser Educacional SA *	143,389

53,700	SLC Agricola SA	464,424

70,500	Suzano SA	722,070

193,600	Telefonica Brasil SA	1,419,538

208,800	Telefonica Brasil SA ADR (a)	1,526,328

2,420,000	TIM SA	6,062,416

29,600	TIM SA ADR	368,816

138,100	Transmissora Alianca de Energia Eletrica SA	919,185

189,644	Vale SA	3,132,259

194,600	Vale SA Sponsored ADR – Class B (a)	3,210,900

702,500	Vibra Energia SA	2,237,722

	Total Brazil	38,853,710

	Canada — 3.2%

9,200	Algoma Steel Group Inc (b)	61,007

77,800	Alimentation Couche-Tard Inc (a)	3,544,277

58,000	Anaergia Inc *	186,269

8,600	Atco Ltd – Class I (a)	275,361

14,900	Bank of Montreal (a)	1,455,274

5,200	Bank of Nova Scotia (The) (a)	271,440

76,300	Birchcliff Energy Ltd (b)	609,197

203,700	BlackBerry Ltd * (a)	992,019

165,310	Brookfield Asset Management Inc – Class A (a)	7,794,366

GMO Implementation Fund

(A Series of GMO Trust)

Consolidated Schedule of Investments — (Continued)

(showing percentage of total net assets)

November 30, 2022 (Unaudited)

Shares	Description	Value ($)

	Canada — continued

50,600	Canadian Apartment Properties (REIT)	1,643,846

4,000	Canadian National Railway Co (a)	513,720

41,600	Canadian Solar Inc *	1,491,360

47,300	Canadian Tire Corp Ltd – Class A (b)	5,356,787

74,300	Canfor Corp *	1,316,261

124,500	Celestica Inc * (b) (d)	1,389,247

51,100	Celestica Inc * (d)	570,276

38,500	Cenovus Energy Inc (d)	765,765

10,800	Cenovus Energy Inc (b) (d)	214,772

10,700	Cogeco Inc (b)	477,270

60,100	Crescent Point Energy Corp	466,977

12,000	DREAM UnLtd Corp – Class A (b)	257,815

9,200	Element Fleet Management Corp	130,359

43,366	Enerflex Ltd (b)	287,570

5,000	Enerplus Corp	92,900

1,300	Fairfax Financial Holdings Ltd (a)	745,875

41,300	Finning International Inc	1,046,048

89,000	First Quantum Minerals Ltd	2,115,913

5,500	Hardwoods Distribution Inc	106,390

31,500	Hydro One Ltd (a)	880,965

12,200	iA Financial Corp Inc	688,294

53,200	Imperial Oil Ltd (d)	3,035,060

15,400	Imperial Oil Ltd (b) (d)	876,157

122,900	Interfor Corp *	2,302,405

28,968	International Petroleum Corp *	336,609

429,900	Ivanhoe Mines Ltd – Class A * (b)	3,847,895

110,972	Largo Inc *	618,734

114,700	Li-Cycle Holdings Corp *	730,639

11,900	Loblaw Cos Ltd (a)	1,073,977

102,300	Magna International Inc	6,299,304

312,800	Manulife Financial Corp (a) (d)	5,634,423

106,600	Manulife Financial Corp (a) (d)	1,921,998

9,400	Minto Apartment Real Estate Investment Trust	101,397

49,800	Mullen Group Ltd (a)	566,805

10,600	National Bank of Canada	755,944

114,442	Nutrien Ltd (a)	9,201,137

62,100	Onex Corp	3,272,697

32,300	Parex Resources Inc	462,475

28,800	Power Corp of Canada (a)	724,523

36,900	PrairieSky Royalty Ltd (b)	605,147

170,500	Quebecor Inc – Class B (b)	3,674,531

13,200	Rogers Sugar Inc	59,761

41,600	Russel Metals Inc (b)	895,305

401,690	Shaw Communications Inc – Class B (a)	10,962,376

24,700	Sleep Country Canada Holdings Inc	424,168

12,400	Spin Master Corp	316,280

9,200	Suncor Energy Inc (d)	302,506

3,800	Suncor Energy Inc (d)	124,906

72,000	Tamarack Valley Energy Ltd (b)	277,263

344,800	Teck Resources Ltd – Class B (d)	12,780,529

204,100	Teck Resources Ltd – Class B (d)	7,570,069

Shares	Description	Value ($)

	Canada — continued

46,200	Uni-Select Inc *	1,563,756

36,400	Vermilion Energy Inc	719,992

4,500	Wajax Corp	69,249

71,100	West Fraser Timber Co Ltd (b) (d)	5,561,567

18,500	West Fraser Timber Co Ltd (d)	1,449,845

	Total Canada	124,867,049

	Chile — 0.1%

705,737	Banco de Chile	66,750

1,900	Banco Santander Chile ADR	29,659

19,742	CAP SA	144,922

723,223	Cencosud SA	1,078,297

107,776	Cencosud Shopping SA	137,721

24,800	Cia Cervecerias Unidas SA Sponsored ADR	302,064

6,067,355	Colbun SA	539,823

3,849,027	Enel Chile SA	175,062

954,067	Falabella SA	1,706,711

62,938	Inversiones La Construccion SA	198,745

	Total Chile	4,379,754

	China — 3.8%

476,000	361 Degrees International Ltd *	208,244

1,103,000	3SBio Inc	1,170,076

21,386,000	Agricultural Bank of China Ltd – Class H	7,148,821

623,581	Alibaba Group Holding Ltd *	6,786,528

280,500	Anhui Conch Cement Co Ltd – Class H	1,021,676

2,446,000	BAIC Motor Corp Ltd – Class H	675,651

14,787,000	Bank of China Ltd – Class H	5,240,495

6,347,871	Bank of Communications Co Ltd – Class H	3,596,712

349,000	Beijing Enterprises Holdings Ltd	1,109,969

684,000	China BlueChemical Ltd – Class H	159,034

9,392,000	China Cinda Asset Management Co Ltd – Class H	1,235,582

1,316,000	China Communications Services Corp Ltd – Class H	453,667

404,500	China Conch Venture Holdings Ltd	925,677

12,068,000	China Construction Bank Corp – Class H	7,303,552

1,741,000	China Dongxiang Group Co Ltd	72,219

4,516,000	China Energy Engineering Corp Ltd – Class H (b)	555,161

3,218,000	China Everbright Environment Group Ltd	1,488,958

3,659,000	China Greenfresh Group Co Ltd (e)	—

835,000	China High Speed Transmission Equipment Group Co Ltd *	389,706

3,691,500	China Hongqiao Group Ltd	3,488,705

835,000	China Lesso Group Holdings Ltd	1,023,673

207,000	China Lilang Ltd	97,943

825,925	China Medical System Holdings Ltd	1,209,683

96,158	China Merchants Port Holdings Co Ltd	140,355

GMO Implementation Fund

(A Series of GMO Trust)

Consolidated Schedule of Investments — (Continued)

(showing percentage of total net assets)

November 30, 2022 (Unaudited)

Shares	Description	Value ($)

	China — continued

176,000	China National Building Material Co Ltd – Class H	156,929

310,000	China Oilfield Services Ltd – Class H	391,894

1,303,000	China Overseas Grand Oceans Group Ltd	603,880

3,327,000	China Overseas Land & Investment Ltd	9,091,112

20,112,000	China Petroleum & Chemical Corp – Class H	9,494,753

7,450,000	China Railway Group Ltd – Class H	4,205,143

629,000	China Railway Signal & Communication Corp Ltd – Class H	202,069

2,139,000	China Reinsurance Group Corp – Class H	136,563

3,229,500	China Resources Pharmaceutical Group Ltd	2,660,333

138,000	China Shineway Pharmaceutical Group Ltd	125,252

2,324,000	China South City Holdings Ltd * (b)	170,885

1,488,000	China State Construction International Holdings Ltd	1,796,807

3,642,000	China Traditional Chinese Medicine Holdings Co Ltd	1,826,035

336,000	China Water Affairs Group Ltd	273,825

4,237,600	China Zhongwang Holdings Ltd * (b) (c)	911,434

5,292,158	CITIC Ltd	5,425,352

6,754,000	CSPC Pharmaceutical Group Ltd	8,701,290

2,978,313	Dongfeng Motor Group Co Ltd – Class H	1,677,855

131,000	Far East Horizon Ltd	99,688

157,500	Fosun International Ltd	120,404

176,000	Fufeng Group Ltd	112,127

168,000	Guangzhou Baiyunshan Pharmaceutical Holdings Co Ltd – Class H	451,053

709,400	Haier Smart Home Co Ltd – Class H	2,360,994

169,000	Hengan International Group Co Ltd	778,996

192,000	Hisense Home Appliances Group Co Ltd – Class H	199,905

137,600	Inner Mongolia Eerduosi Resources Co Ltd – Class A	313,454

594,788	Kingboard Holdings Ltd	1,969,015

370,400	Legend Holdings Corp – Class H	380,409

7,042,000	Lenovo Group Ltd	6,014,191

110,900	Livzon Pharmaceutical Group Inc – Class H	388,619

760,000	Lonking Holdings Ltd	135,872

1,784,000	Metallurgical Corp of China Ltd – Class H	401,969

296,000	MMG Ltd *	77,901

55,000	NetDragon Websoft Holdings Ltd	109,568

1,395,000	Nexteer Automotive Group Ltd (b)	927,957

15,280,000	PetroChina Co Ltd – Class H	6,952,885

6,394,000	PICC Property & Casualty Co Ltd – Class H	6,477,808

712,000	Poly Property Group Co Ltd	177,679

98,000	Road King Infrastructure Ltd	40,800

Shares	Description	Value ($)

	China — continued

1,039,200	Shanghai Pharmaceuticals Holding Co Ltd – Class H	1,732,857

3,118,000	Shimao Group Holdings Ltd * (b) (c)	1,764,390

314,000	Shougang Fushan Resources Group Ltd	106,470

1,787,500	Sino-Ocean Group Holding Ltd	227,860

806,500	Sinopec Engineering Group Co Ltd – Class H	331,639

1,314,400	Sinopharm Group Co Ltd – Class H	3,118,296

959,000	Sinotruk Hong Kong Ltd	1,258,746

1,768,000	Skyworth Group Ltd	675,362

166,000	SSY Group Ltd	83,280

5,905,000	Sunac China Holdings Ltd * (b) (c)	3,462,434

1,119,000	TCL Electronics Holdings Ltd *	460,458

137,060	Tencent Holdings Ltd	5,183,101

844,000	Tianjin Port Development Holdings Ltd	59,425

674,000	Tianneng Power International Ltd (b)	727,976

89,100	Vipshop Holdings Ltd ADR *	993,466

223,700	Western Mining Co Ltd – Class A	343,932

497,200	Xinjiang Goldwind Science & Technology Co Ltd – Class H	538,880

790,000	Yadea Group Holdings Ltd	1,498,782

160,000	Zhongsheng Group Holdings Ltd	825,410

	Total China	145,237,556

	Colombia — 0.0%

140,155	Ecopetrol SA	66,478

	Czech Republic — 0.0%

180,239	Moneta Money Bank AS	554,404

627	Philip Morris CR AS	454,715

	Total Czech Republic	1,009,119

	Denmark — 0.6%

1,231	AP Moller – Maersk A/S – Class A (a)	2,613,491

1,062	AP Moller – Maersk A/S – Class B (a)	2,302,369

403,680	Danske Bank A/S	7,269,507

28,129	GN Store Nord A/S (a)	679,580

9,656	Matas A/S	96,325

82,458	Pandora A/S	6,277,592

2,051	Rockwool A/S – B Shares	450,370

4,657	Scandinavian Tobacco Group A/S	82,724

100,818	Vestas Wind Systems A/S	2,619,474

	Total Denmark	22,391,432

	Egypt — 0.0%

574,898	Commercial International Bank Egypt SAE	942,232

713,067	Eastern Co SAE	374,702

34,352	Misr Fertilizers Production Co SAE	186,696

	Total Egypt	1,503,630

GMO Implementation Fund

(A Series of GMO Trust)

Consolidated Schedule of Investments — (Continued)

(showing percentage of total net assets)

November 30, 2022 (Unaudited)

Shares	Description	Value ($)

	Finland — 0.6%

22,296	Kemira Oyj	323,294

72,894	Metsa Board Oyj – Class B	648,571

133,640	Neste Oyj	6,898,037

1,825,114	Nokia Oyj (a)	8,992,165

277,791	Outokumpu Oyj	1,401,249

2,910	Sanoma Oyj	34,359

142,886	Stora Enso Oyj – R Shares (a)	2,102,017

43,852	UPM-Kymmene Oyj (a)	1,609,867

	Total Finland	22,009,559

	France — 2.8%

52,004	ALD SA (a)	523,379

4,629	APERAM SA	146,946

231,512	ArcelorMittal SA	6,347,853

33,601	Arkema SA	2,987,521

1,542	Axway Software SA	25,857

95,160	BNP Paribas SA	5,347,231

1,836	Boiron SA	86,580

909	Caisse Regionale de Credit Agricole Mutuel Nord de France	14,902

170,112	Cie de Saint-Gobain	7,844,128

145,434	Coface SA	1,780,333

133,711	Derichebourg SA	723,351

1,170	Eiffage SA	115,203

8,542	Eramet SA	730,967

694	Groupe Crit (b)	44,819

989	HEXAOM	18,611

46,120	Ipsen SA	5,155,536

35,065	IPSOS	2,005,961

10,084	Kering SA (a)	6,058,840

12,957	LVMH Moet Hennessy Louis Vuitton SE (a)	10,055,001

4,919	Mersen SA	189,481

35,264	Metropole Television SA	507,037

134,599	Publicis Groupe SA	8,858,823

30,028	Quadient SA	458,144

5,563	Rexel SA *	102,227

2,899	Rothschild & Co	113,675

86,083	Safran SA (a)	10,638,627

75,703	Sanofi (a)	6,838,197

22,576	SES SA, ADR – Class A	154,784

8,907	SMCP SA *	63,671

13,980	Societe BIC SA	923,562

437,359	Societe Generale SA	11,007,899

134,700	STMicroelectronics NV	5,237,136

1,570	Synergie SE	50,260

54,059	Technip Energies NV	856,164

157,792	Television Francaise 1	1,192,641

158,623	TotalEnergies SE (a) (d)	9,913,951

2,651	TotalEnergies SE (d)	164,493

70,565	Veolia Environnement SA (a)	1,826,354

	Total France	109,110,145

Shares	Description	Value ($)

	Germany — 1.1%

12,037	1&1 AG	173,008

369	Amadeus Fire AG	43,875

9,196	Aurubis AG	738,272

51,910	Bayer AG (Registered) (a)	3,012,696

57,240	Bayerische Motoren Werke AG (a)	5,197,314

57,385	Beiersdorf AG (a)	6,240,808

77,131	Commerzbank AG *	646,058

1,623	Deutsche Boerse AG	298,266

31,878	Deutsche Pfandbriefbank AG	253,184

29,349	Deutsche Telekom AG (a)	597,039

1,918	Draegerwerk AG & Co KGaA (a)	77,029

4,253	Elmos Semiconductor SE	265,496

69,919	Fresenius SE & Co KGaA (a)	1,948,138

5,683	Hamburger Hafen und Logistik AG (a)	68,934

77,414	HeidelbergCement AG (a)	4,244,510

2,040	Henkel AG & Co KGaA (a)	135,720

9,418	Hornbach Holding AG & Co KGaA	747,044

203,715	Kloeckner & Co SE	1,933,305

97,112	Mercedes-Benz Group AG (a)	6,598,100

32,133	Merck KGaA (a)	5,887,248

35,127	ProSiebenSat.1 Media SE	319,181

6,871	RTL Group SA	285,396

63,702	Salzgitter AG	1,868,084

7,876	Siltronic AG	653,627

4,711	Traton SE	75,364

9,094	Volkswagen AG	1,755,577

1,076	Wuestenrot & Wuerttembergische AG	17,020

	Total Germany	44,080,293

	Greece — 0.0%

2,256	Hellenic Telecommunications Organization SA	34,899

50,224	JUMBO SA	802,129

1,195	Motor Oil Hellas Corinth Refineries SA	24,122

37,689	Mytilineos SA	711,149

2,145	OPAP SA	29,701

	Total Greece	1,602,000

	Hong Kong — 0.7%

348,900	ASMPT Ltd	2,597,386

197,000	Bank of East Asia Ltd (The)	227,201

238,000	BOC Hong Kong Holdings Ltd	759,695

122,000	Chow Sang Sang Holdings International Ltd	141,717

904,000	CITIC Telecom International Holdings Ltd	298,358

232,500	CK Asset Holdings Ltd (a)	1,391,628

121,000	CK Hutchison Holdings Ltd (a)	703,400

1,170,000	CSI Properties Ltd	21,087

220,400	Dah Sing Banking Group Ltd	153,676

76,400	Dah Sing Financial Holdings Ltd	170,664

1,256,000	First Pacific Co Ltd	394,160

GMO Implementation Fund

(A Series of GMO Trust)

Consolidated Schedule of Investments — (Continued)

(showing percentage of total net assets)

November 30, 2022 (Unaudited)

Shares	Description	Value ($)

	Hong Kong — continued

733,827	Galaxy Entertainment Group Ltd	4,461,270

254,000	Giordano International Ltd	46,662

30,000	Hang Lung Group Ltd	52,839

63,500	Health & Happiness H&H International Holdings Ltd	77,275

853,000	HKT Trust & HKT Ltd – Class SS	1,040,081

977,000	IGG Inc *	345,497

256,000	Johnson Electric Holdings Ltd	321,015

290,000	K Wah International Holdings Ltd	91,288

98,000	Kerry Logistics Network Ltd	172,650

240,000	Kerry Properties Ltd	458,807

65,000	Luk Fook Holdings International Ltd	157,583

221,000	NWS Holdings Ltd	182,220

143,000	Pacific Basin Shipping Ltd (a)	48,287

601,000	Pacific Textiles Holdings Ltd	198,016

277,000	PAX Global Technology Ltd	237,874

1,029,000	PCCW Ltd	449,953

335,500	Power Assets Holdings Ltd (a)	1,730,721

636,000	Shun Tak Holdings Ltd *	102,531

460,000	Singamas Container Holdings Ltd	43,945

74,000	Sino Land Co Ltd (a)	92,552

600,000	SITC International Holdings Co Ltd	1,331,013

126,000	SmarTone Telecommunications Holdings Ltd	63,967

217,000	Sun Hung Kai & Co Ltd	79,195

182,500	Swire Pacific Ltd – Class A (a)	1,434,339

40,000	TAI Cheung Holdings Ltd	21,297

137,500	Texhong Textile Group Ltd	113,731

414,000	VPower Group International Holdings Ltd – Class H *	27,326

660,000	VSTECS Holdings Ltd	358,246

124,300	VTech Holdings Ltd	792,738

5,522,000	WH Group Ltd	3,235,429

237,500	Yue Yuen Industrial Holdings Ltd	299,541

	Total Hong Kong	24,926,860

	Hungary — 0.2%

304,677	MOL Hungarian Oil & Gas Plc	2,205,679

180,229	OTP Bank Nyrt	4,969,230

24,687	Richter Gedeon Nyrt	531,076

	Total Hungary	7,705,985

	India — 2.7%

64,791	Arvind Ltd *	76,579

50,899	Asian Paints Ltd	1,991,891

83,662	Aurobindo Pharma Ltd	485,309

175,502	Axis Bank Ltd	1,947,129

15,336	Bajaj Consumer Care Ltd	31,215

31,862	Bandhan Bank Ltd *	93,612

146,546	Bharat Electronics Ltd	190,685

507,285	Brightcom Group Ltd	228,120

43,322	Castrol India Ltd	69,948

Shares	Description	Value ($)

	India — continued

40,169	Cipla Ltd	566,736

22,915	City Union Bank Ltd	53,833

5,608	Clean Science & Technology Ltd	104,010

1,976,412	Coal India Ltd	5,582,808

60,192	Cochin Shipyard Ltd	495,675

5,642	Colgate-Palmolive India Ltd	113,082

34,665	Coromandel International Ltd	397,194

7,819	Deepak Fertilisers & Petrochemicals Corp Ltd	78,202

65,110	Dhampur Bio Organics Ltd *	160,704

17,305	Dhampur Sugar Mills Ltd	48,741

6,542	EID Parry India Ltd	48,839

32,586	Engineers India Ltd	32,389

225,817	Exide Industries Ltd	526,532

5,172,785	GAIL India Ltd	6,060,718

13,170	GHCL Ltd	94,113

89,912	Glenmark Pharmaceuticals Ltd	476,869

10,666	Great Eastern Shipping Co Ltd (The)	87,710

19,091	Gujarat Mineral Development Corp Ltd	37,223

24,946	Gujarat Narmada Valley Fertilizers & Chemicals Ltd	184,996

491,026	Gujarat State Fertilizers & Chemicals Ltd	801,476

32,058	HCL Technologies Ltd	445,460

79,112	HDFC Bank Ltd	1,572,395

13,999	Hero MotoCorp Ltd	492,109

751,452	Hindalco Industries Ltd	4,207,750

25,382	Hindustan Aeronautics Ltd	865,858

499,357	Hindustan Petroleum Corp Ltd	1,475,555

13,970	Hindustan Unilever Ltd	461,639

58,692	Hindustan Zinc Ltd	222,661

49,255	Housing Development Finance Corp Ltd	1,638,117

231,833	ICICI Bank Ltd	2,715,157

936,174	Indian Oil Corp Ltd	888,158

58,693	Indus Towers Ltd	144,803

31,057	Infosys Ltd	632,826

115,200	Infosys Ltd Sponsored ADR (a)	2,344,320

2,768,950	ITC Ltd	11,609,719

366,696	Karnataka Bank Ltd (The)	651,562

56,979	Kiri Industries Ltd *	348,422

27,845	L&T Finance Holdings Ltd	30,014

35,532	Larsen + Toubro Infotech Ltd (c)	2,137,254

8,751	Mahanagar Gas Ltd	97,436

112,706	Mahindra & Mahindra Ltd	1,816,352

68,793	Manappuram Finance Ltd	97,906

8,479	Maruti Suzuki India Ltd	939,181

10,993	Muthoot Finance Ltd	146,845

700,230	National Aluminium Co Ltd	669,690

43,893	NCC Ltd	44,869

1,429,048	NMDC Ltd	2,087,360

1,429,048	NMDC Steel Ltd (c)	675,600

1,207,164	NTPC Ltd	2,559,268

GMO Implementation Fund

(A Series of GMO Trust)

Consolidated Schedule of Investments — (Continued)

(showing percentage of total net assets)

November 30, 2022 (Unaudited)

Shares	Description	Value ($)

	India — continued

7,979,941	Oil & Natural Gas Corp Ltd	13,967,270

183,841	Oil India Ltd	466,782

2,574	Oracle Financial Services Software Ltd	98,946

214	Page Industries Ltd	125,271

220,452	Petronet LNG Ltd	578,333

2,508	PI Industries Ltd	108,250

16,971	Piramal Enterprises Ltd	172,659

1,047,220	Power Finance Corp Ltd	1,757,537

341,127	Power Grid Corp of India Ltd	939,107

97,251	PTC India Ltd	104,539

45,714	Rajesh Exports Ltd	433,680

1,396,831	REC Ltd	1,903,326

248,299	Redington Ltd	554,091

29,047	Reliance Industries Ltd	977,677

14,844	Shriram Transport Finance Co Ltd	248,359

532,318	Sun Pharmaceutical Industries Ltd	6,911,206

43,486	Sun TV Network Ltd	264,512

7,595	Tata Chemicals Ltd	97,150

1	Tata Consultancy Services Ltd	42

4,312,033	Tata Steel Ltd	5,766,510

67,488	Titan Co Ltd	2,218,463

128,580	Vardhman Textiles Ltd *	550,022

348,508	Vedanta Ltd	1,318,167

26,774	Welspun Corp Ltd	83,176

11,241	Zensar Technologies Ltd	31,057

	Total India	102,760,756

	Indonesia — 0.5%

9,287,200	Adaro Energy Indonesia Tbk PT	2,298,316

714,200	Adaro Minerals Indonesia Tbk PT *	74,001

1,454,000	Astra International Tbk PT	562,551

9,338,600	Bank Central Asia Tbk PT	5,547,862

2,993,892	Bank Mandiri Persero Tbk PT	2,019,564

633,300	Bank Negara Indonesia Persero Tbk PT	401,190

3,007,300	Bank Pembangunan Daerah Jawa Timur Tbk PT	139,699

9,310,700	Bank Rakyat Indonesia Persero Tbk PT	2,961,853

780,800	Bank Tabungan Negara Persero Tbk PT	76,489

3,495,600	Bukit Asam Tbk PT	848,139

3,326,300	Global Mediacom Tbk PT *	62,023

18,000	Gudang Garam Tbk PT	22,827

763,700	Indika Energy Tbk PT	141,573

339,700	Indo Tambangraya Megah Tbk PT	904,759

1,641,700	Indofood Sukses Makmur Tbk PT	674,130

7,260,800	Kalbe Farma Tbk PT	958,420

5,089,000	Media Nusantara Citra Tbk PT *	258,213

16,119,700	Panin Financial Tbk PT	485,087

3,096,700	Perusahaan Gas Negara Tbk PT	372,698

263,500	Tower Bersama Infrastructure Tbk PT	38,860

445,700	United Tractors Tbk PT	876,666

	Total Indonesia	19,724,920

Shares	Description	Value ($)

	Ireland — 0.5%

49,187	AIB Group Plc	159,724

810,629	Bank of Ireland Group Plc	6,721,767

43,587	Glanbia Plc	525,667

10,301	Kingspan Group Plc	584,745

38,104	Origin Enterprises Plc	155,629

24,839	Permanent TSB Group Holdings Plc *	45,902

194,970	Ryanair Holdings Plc *	2,631,855

58,051	Ryanair Holdings Plc Sponsored ADR * (a)	4,393,880

92,050	Smurfit Kappa Group Plc (d)	3,344,032

12,943	Smurfit Kappa Group Plc (d)	467,763

	Total Ireland	19,030,964

	Israel — 0.5%

15,657	Bank Hapoalim BM	152,228

42,981	Bank Leumi Le-Israel BM	394,007

4,764	Delek Group Ltd *	607,981

5,366	Equital Ltd *	173,814

5,509	Naphtha Israel Petroleum Corp Ltd *	31,127

541,530	Oil Refineries Ltd	201,295

709,200	Teva Pharmaceutical Industries Ltd Sponsored ADR *	6,219,684

180,911	Tower Semiconductor Ltd *	8,063,203

214,300	ZIM Integrated Shipping Services Ltd	4,504,586

	Total Israel	20,347,925

	Italy — 0.6%

8,512	ACEA SPA (a)	117,007

58,641	Anima Holding SPA	224,424

24,111	Arnoldo Mondadori Editore SPA	46,381

54,207	Banca IFIS SPA	747,054

80,774	Banco BPM SPA	279,935

60,809	Credito Emiliano SPA	430,950

92,602	Eni SPA	1,380,695

22,309	Esprinet SPA	164,923

133,568	IMMSI SPA	58,447

351,552	Italgas SPA (a)	2,068,905

11,092	Iveco Group NV *	74,909

549,689	Leonardo SPA	4,410,300

274,757	MFE-MediaForEurope NV – Class A	115,603

1,452	Prima Industrie SPA (b)	37,340

2,198	Sabaf SPA	42,237

44,543	Snam SPA (a)	227,379

412,248	Stellantis NV (a)	6,503,402

17,217,138	Telecom Italia SPA * (b)	3,756,283

78,652	Terna – Rete Elettrica Nazionale (a)	602,470

6,329	Unieuro SPA (b)	85,890

628,622	Unipol Gruppo SPA	3,215,605

	Total Italy	24,590,139

GMO Implementation Fund

(A Series of GMO Trust)

Consolidated Schedule of Investments — (Continued)

(showing percentage of total net assets)

November 30, 2022 (Unaudited)

Shares	Description	Value ($)

	Japan — 13.3%

13,000	ADEKA Corp	215,488

3,400	Advantest Corp (a)	231,413

513,000	Aeon Mall Co Ltd	6,195,442

43,834	AGC Inc	1,480,321

15,500	Aichi Corp	90,609

51,400	Aisin Corp	1,416,568

266,800	Amano Corp	4,843,271

23,200	AOKI Holdings Inc	116,372

122,900	Arcs Co Ltd	1,879,420

779,500	Asahi Kasei Corp (a)	5,793,503

11,400	Bandai Namco Holdings Inc	755,368

9,100	Bando Chemical Industries Ltd	66,614

195,200	Brother Industries Ltd	3,170,278

5,600	Canon Electronics Inc	64,667

310,600	Canon Inc (a)	7,260,183

5,400	Canon Inc Sponsored ADR (a)	126,144

23,700	Canon Marketing Japan Inc	539,216

12,500	Central Glass Co Ltd	318,367

4,000	Chiyoda Integre Co Ltd	70,179

276,100	Chugoku Marine Paints Ltd (b)	2,083,949

205,900	Citizen Watch Co Ltd	904,157

9,600	CONEXIO Corp	83,819

290,700	Credit Saison Co Ltd	3,727,027

111,500	Dai Nippon Printing Co Ltd (a)	2,309,347

13,700	Dai Nippon Toryo Co Ltd	76,659

14,600	Daicel Corp	106,495

4,000	Dai-Dan Co Ltd	64,172

4,800	Daiichi Jitsugyo Co Ltd	148,066

7,000	Daiken Corp	109,300

3,700	Daito Pharmaceutical Co Ltd (b)	70,107

78,700	Daiwa House Industry Co Ltd (a)	1,812,384

590,100	Daiwabo Holdings Co Ltd	9,414,665

271,500	Denka Co Ltd	6,573,628

42,000	Dentsu Group Inc	1,360,071

16,600	Ebara Corp	645,404

3,000	Eizo Corp	78,885

21,300	Exedy Corp	259,110

476,300	EXEO Group Inc	7,393,203

202,800	Ezaki Glico Co Ltd	5,291,751

10,800	FJ Next Co Ltd	75,969

376,200	Fuji Corp	5,739,815

49,400	Fuji Electric Co Ltd	2,046,892

5,000	Fuji Pharma Co Ltd	37,125

78,500	FUJIFILM Holdings Corp (a)	4,222,687

30,800	Fukuoka Financial Group Inc	603,459

9,000	Furuno Electric Co Ltd	67,118

10,300	Furyu Corp	87,226

3,400	G-7 Holdings Inc	37,985

270,900	H.U. Group Holdings Inc (a)	5,494,431

26,400	Hachijuni Bank Ltd (The)	100,030

19,100	Hanwa Co Ltd	501,340

Shares	Description	Value ($)

	Japan — continued

657,894	Haseko Corp	7,274,634

7,800	Heiwado Co Ltd	115,388

3,200	Hochiki Corp	33,755

123,500	Hogy Medical Co Ltd (a)	3,142,730

474,300	Honda Motor Co Ltd (a)	11,559,449

29,500	Honda Motor Co Ltd Sponsored ADR (a)	722,750

42,000	Hosiden Corp	500,395

4,500	Hosokawa Micron Corp	96,879

5,900	Hyakujushi Bank Ltd (The)	77,276

88,300	Idemitsu Kosan Co Ltd	2,073,604

40,000	Inabata & Co Ltd	692,648

1,195,000	Inpex Corp	13,168,454

479,700	ITOCHU Corp (a)	15,065,976

1,300	Itochu-Shokuhin Co Ltd	49,067

58,500	Itoham Yonekyu Holdings Inc	291,618

25,000	Itoki Corp	98,066

15,600	Jaccs Co Ltd	445,404

29,100	Japan Aviation Electronics Industry Ltd	502,502

391,700	Japan Tobacco Inc (a)	8,013,940

20,100	JVCKenwood Corp	54,494

11,500	Kaga Electronics Co Ltd	371,025

173,100	Kajima Corp	1,958,689

14,900	Kamei Corp	130,965

6,200	Kandenko Co Ltd	39,261

13,200	Kaneka Corp	339,198

290,500	Kanematsu Corp	3,243,944

385,900	KDDI Corp (a)	11,478,429

469,700	Kirin Holdings Co Ltd	7,414,493

20,500	Kitz Corp	127,152

14,579	Kohnan Shoji Co Ltd	351,958

4,900	Kokuyo Co Ltd	64,779

42,400	Komeri Co Ltd	800,442

193,800	Konoike Transport Co Ltd (a)	2,244,496

400	Krosaki Harima Corp	14,682

494,800	K’s Holdings Corp	4,108,388

1,000	Kureha Corp	71,524

9,000	Kyosan Electric Manufacturing Co Ltd	27,245

277,300	Kyudenko Corp	6,671,648

28,600	Macnica Holdings Inc	724,877

251,300	Macromill Inc	2,049,523

2,300	Makino Milling Machine Co Ltd	77,767

271,500	Mandom Corp	2,862,914

457,900	Marubeni Corp (a)	5,179,935

288,700	Maruichi Steel Tube Ltd	6,004,810

5,400	Maruzen Showa Unyu Co Ltd	127,143

6,100	Matsuda Sangyo Co Ltd	103,209

256,100	Maxell Ltd	2,646,777

44,800	Mazda Motor Corp	356,180

22,400	MCJ Co Ltd	157,180

330,600	Mebuki Financial Group Inc	751,570

1,600	Melco Holdings Inc	36,368

75,800	Mirarth Holdings Inc	215,526

GMO Implementation Fund

(A Series of GMO Trust)

Consolidated Schedule of Investments — (Continued)

(showing percentage of total net assets)

November 30, 2022 (Unaudited)

Shares	Description	Value ($)

	Japan — continued

224,200	Mitsubishi Corp (a)	7,550,868

23,400	Mitsubishi Electric Corp (a)	234,510

51,400	Mitsubishi HC Capital Inc	245,230

44,500	Mitsubishi Materials Corp	711,400

341,100	Mitsubishi Motors Corp *	1,591,382

5,300	Mitsubishi Research Institute Inc (a)	199,088

8,000	Mitsubishi Shokuhin Co Ltd	189,397

893,700	Mitsubishi UFJ Financial Group Inc (a)	4,873,829

3,900	Mitsuboshi Belting Ltd	97,774

87,900	Mitsui & Co Ltd (a)	2,551,185

12,600	Mitsui DM Sugar Holdings Co Ltd	179,241

281,000	Mitsui OSK Lines Ltd (a)	6,959,903

11,200	Mitsui-Soko Holdings Co Ltd (a)	289,891

16,500	Modec Inc *	184,633

182,900	Morinaga & Co Ltd	4,927,463

174,400	MS&AD Insurance Group Holdings Inc (a)	5,176,415

18,200	MTI Ltd	67,366

3,700	Nagase & Co Ltd	54,747

201,300	NEC Corp (a)	7,166,392

216,900	NGK Spark Plug Co Ltd	4,249,826

252,500	NH Foods Ltd	6,798,328

35,900	Nichias Corp	637,142

13,300	Nichiha Corp	275,986

8,400	Nichireki Co Ltd	79,401

349,200	Nikon Corp	3,414,380

7,000	Nippn Corp	80,840

4,200	Nippon Densetsu Kogyo Co Ltd	52,181

8,800	Nippon Soda Co Ltd	275,023

6,000	Nippon Steel Trading Corp	223,614

79,300	Nippon Suisan Kaisha Ltd	302,237

430,800	Nippon Telegraph & Telephone Corp (a)	11,945,646

102,600	Nippon Television Holdings Inc	793,259

272,300	Nippon Yusen KK (a)	6,061,244

8,300	Nisshin Oillio Group Ltd (The)	201,649

17,500	Nisshinbo Holdings Inc	130,136

3,800	Nissin Corp	56,567

19,500	Nissin Electric Co Ltd	191,995

6,600	Nittetsu Mining Co Ltd	151,939

8,900	Nitto Kogyo Corp	151,482

41,200	Nojima Corp	420,423

2,400	Nomura Real Estate Holdings Inc	58,134

814,500	Obayashi Corp	6,089,257

68,700	ORIX Corp (a)	1,113,088

10,400	Osaka Soda Co Ltd	314,487

10,200	Osaki Electric Co Ltd	39,725

274,100	Pacific Industrial Co Ltd	2,172,302

11,500	PAL GROUP Holdings Co Ltd	203,349

1,111,900	Penta-Ocean Construction Co Ltd	5,262,019

10,800	Prima Meat Packers Ltd	160,571

8,000	Proto Corp	73,774

66,800	Renesas Electronics Corp * (a)	655,154

Shares	Description	Value ($)

	Japan — continued

77,300	Rohm Co Ltd	6,204,971

43,000	San-A Co Ltd	1,364,596

21,600	Sanki Engineering Co Ltd	251,555

225,000	Sankyu Inc (a)	8,142,700

5,700	Sanwa Holdings Corp	54,018

118,700	Sawai Group Holdings Co Ltd	3,675,453

106,500	Secom Co Ltd	6,584,367

21,000	Sega Sammy Holdings Inc	280,046

9,500	Seikitokyu Kogyo Co Ltd	55,279

198,800	Seiko Epson Corp	3,128,385

27,800	Sekisui Chemical Co Ltd	393,184

471,200	Sekisui House Ltd	8,822,594

7,500	Sekisui Jushi Corp	99,182

32,800	Shimamura Co Ltd	2,977,855

680,600	Shimizu Corp	3,669,472

9,100	Shin-Etsu Polymer Co Ltd	83,411

17,600	Shinmaywa Industries Ltd	130,310

6,200	Shinnihon Corp	33,832

9,700	Shizuoka Gas Co Ltd (a)	78,126

2,000	Sinanen Holdings Co Ltd	55,343

10,600	Sinko Industries Ltd	119,866

84,900	SKY Perfect JSAT Holdings Inc	315,090

349,620	Sojitz Corp	6,230,537

504,900	Stanley Electric Co Ltd	10,381,557

21,500	Star Micronics Co Ltd	276,491

168,900	Subaru Corp	2,892,895

445,000	SUMCO Corp	6,657,873

3,200	Sumitomo Bakelite Co Ltd	101,823

1,938,500	Sumitomo Chemical Co Ltd	7,067,448

373,100	Sumitomo Corp (a)	6,116,700

8,300	Sumitomo Electric Industries Ltd	97,469

126,900	Sumitomo Forestry Co Ltd	2,215,691

10,400	Sumitomo Metal Mining Co Ltd	350,778

260,700	Sumitomo Mitsui Financial Group Inc	8,848,346

231,600	Sumitomo Mitsui Trust Holdings Inc	7,427,566

1,500	Sumitomo Seika Chemicals Co Ltd	46,382

18,600	Sumitomo Warehouse Co Ltd (The) (a)	272,389

10,600	Suntory Beverage & Food Ltd (a)	361,224

747,200	T&D Holdings Inc	9,083,955

179,900	Tachi-S Co Ltd	1,443,389

170,500	Taisei Corp	5,183,057

93,500	Takara Holdings Inc	731,204

5,500	Takeuchi Manufacturing Co Ltd	128,017

435,800	Takuma Co Ltd	4,072,945

7,500	Tamron Co Ltd	190,495

615,300	Teijin Ltd	5,970,260

321,300	THK Co Ltd	6,337,776

194,000	Toho Holdings Co Ltd (a)	3,019,304

794,200	Tokai Carbon Co Ltd (b)	6,128,108

3,300	Token Corp	192,151

260,200	Tokyo Gas Co Ltd (a)	4,786,379

197,500	Tokyo Seimitsu Co Ltd	6,328,956

GMO Implementation Fund

(A Series of GMO Trust)

Consolidated Schedule of Investments — (Continued)

(showing percentage of total net assets)

November 30, 2022 (Unaudited)

Shares	Description	Value ($)

	Japan — continued

420,600	Toppan Inc	6,551,323

255,800	Tosei Corp (b)	2,623,130

227,300	Tosoh Corp	2,698,742

7,000	Towa Pharmaceutical Co Ltd	107,845

69,300	Toyo Construction Co Ltd	421,832

3,300	Toyo Ink SC Holdings Co Ltd (b)	45,280

8,700	Toyota Boshoku Corp	122,214

140,500	Toyota Industries Corp	8,060,094

45,900	Toyota Tsusho Corp (a)	1,771,871

177,500	Tsumura & Co	3,889,778

18,800	TV Asahi Holdings Corp	188,452

14,000	Unipres Corp	90,581

11,700	Wacoal Holdings Corp	198,946

4,600	Warabeya Nichiyo Holdings Co Ltd	61,918

23,800	YAMABIKO Corp	197,479

311,100	Yamada Holdings Co Ltd (a)	1,078,234

107,300	Yamaha Motor Co Ltd (b)	2,687,840

1,700	Yamato Kogyo Co Ltd	58,611

23,300	Yamazen Corp	170,498

21,200	Yellow Hat Ltd	267,031

106,000	Yokogawa Bridge Holdings Corp	1,496,068

8,800	Yokogawa Electric Corp	165,965

4,100	Yokohama Rubber Co Ltd (The) (b)	67,895

7,200	Yuasa Trading Co Ltd	188,911

144,900	Zenkoku Hosho Co Ltd	5,395,205

	Total Japan	514,843,240

	Kuwait — 0.0%

13,649	Humansoft Holding Co KSC	149,222

	Malaysia — 0.1%

144,700	AMMB Holdings Bhd	136,211

330,500	Hartalega Holdings Bhd	129,285

293,600	Hibiscus Petroleum Bhd	73,593

24,400	Hong Leong Bank Bhd	114,675

208,300	IOI Corp Bhd	179,545

369,700	Kossan Rubber Industries Bhd	92,726

83,100	Kuala Lumpur Kepong Bhd	391,165

24,800	MISC Bhd	40,280

1,156,900	Petronas Chemicals Group Bhd	2,229,415

33,800	Petronas Gas Bhd	127,846

43,900	PPB Group Bhd	170,160

193,500	RHB Bank Bhd	245,115

87,700	Sime Darby Plantation Bhd	84,122

189,300	Telekom Malaysia Bhd	239,277

38,200	TIME dotCom Bhd	41,985

	Total Malaysia	4,295,400

	Mexico — 1.3%

56,500	Alpek SAB de CV	79,710

2,808,510	America Movil SAB de CV – Series L	2,729,323

Shares	Description	Value ($)

	Mexico — continued

87,509	America Movil SAB de CV – Class L Sponsored ADR	1,702,925

211,615	Arca Continental SAB de CV	1,761,448

286,102	Banco del Bajio SA	929,602

8,400	Cemex SAB de CV Sponsored ADR *	38,388

2,396	Coca-Cola Femsa SAB de CV Sponsored ADR	163,671

1,136,700	Credito Real SAB de CV SOFOM ER * (e)	—

100,800	El Puerto de Liverpool SAB de CV – Class C1	585,553

1,272,710	Fomento Economico Mexicano SAB de CV	10,157,141

9,754	Fomento Economico Mexicano SAB de CV Sponsored ADR	779,052

178,200	Gentera SAB de CV	189,154

19,660	Grupo Aeroportuario del Centro Norte SAB de CV – Class B	170,667

54,340	Grupo Aeroportuario del Pacifico SAB de CV – Class B	882,638

29,772	Grupo Aeroportuario del Sureste SAB de CV – Class B	738,359

588	Grupo Aeroportuario del Sureste SAB de CV ADR	145,406

1,495,569	Grupo Financiero Banorte SAB de CV – Class O	12,003,154

29,255	Grupo Herdez SAB de CV – Series *	59,878

2,667,240	Grupo Mexico SAB de CV – Series B	10,851,992

106,189	Grupo Televisa SAB Sponsored ADR	579,792

20,524	Grupo Televisa SAB	22,605

92,451	Qualitas Controladora SAB de CV	389,230

119,900	Regional SAB de CV	875,418

155,399	Sitios Latinoamerica SAB de CV *	69,267

196,849	Unifin Financiera SAB de CV SOFOM ENR *	12,243

1,008,072	Wal-Mart de Mexico SAB de CV	3,983,906

	Total Mexico	49,900,522

	Netherlands — 1.9%

36,537	ABN AMRO Bank NV CVA GDR	471,178

1,233,584	Aegon NV (a) (b)	6,047,602

5,200	AerCap Holdings NV *	319,280

119,292	ASR Nederland NV	5,459,842

9,661	Brunel International NV	98,102

16,510	Evander Gold Mines Ltd (c)	172

164,175	EXOR NV *	12,887,735

64,477	ForFarmers NV (b)	196,242

174,151	JDE Peet’s NV	5,394,697

461,534	Koninklijke Ahold Delhaize NV (a)	13,450,068

378,174	Koninklijke Philips NV (a)	5,666,789

145,219	NN Group NV (a)	6,206,146

85,452	Prosus NV *	5,591,869

152,641	Randstad NV (b)	8,841,486

14,156	SBM Offshore NV	226,820

GMO Implementation Fund

(A Series of GMO Trust)

Consolidated Schedule of Investments — (Continued)

(showing percentage of total net assets)

November 30, 2022 (Unaudited)

Shares	Description	Value ($)

	Netherlands — continued

30,532	Signify NV	1,042,809

3,523	Wolters Kluwer NV (a)	388,271

	Total Netherlands	72,289,108

	New Zealand — 0.1%

210,854	Auckland International Airport Ltd * (a)	1,074,600

526,190	Meridian Energy Ltd (a)	1,633,179

131,368	Spark New Zealand Ltd	428,274

	Total New Zealand	3,136,053

	Norway — 0.5%

80,560	Austevoll Seafood ASA	658,917

22,764	BW LPG Ltd	202,987

706,585	DNO ASA	903,025

372,580	Elkem ASA *	1,379,714

275,700	Equinor ASA (a)	10,617,427

159,733	Europris ASA	1,015,158

210,703	Norsk Hydro ASA	1,586,618

10,799	SpareBank 1 Nord Norge	100,655

2,118	SpareBank 1 SMN	25,236

9,566	Stolt-Nielsen Ltd (a)	247,749

20,920	TGS ASA	286,215

109,931	Wallenius Wilhelmsen ASA (a)	1,029,824

	Total Norway	18,053,525

	Pakistan — 0.0%

86,608	Fauji Fertilizer Co Ltd	39,688

43,862	Pakistan Oilfields Ltd	82,041

	Total Pakistan	121,729

	Panama — 0.0%

494,873	BAC Holding International Corp *	28,290

	Philippines — 0.0%

321,500	Converge Information and Communications Technology Solutions Inc *	88,548

41,730	GT Capital Holdings Inc	325,216

63,200	Manila Electric Co	313,409

5,535,024	Megaworld Corp	220,239

223,000	Puregold Price Club Inc	140,569

	Total Philippines	1,087,981

	Poland — 0.4%

17,571	Asseco Poland SA	288,259

278,736	Bank Polska Kasa Opieki SA	5,331,708

14,181	Budimex SA	867,535

75,238	Cyfrowy Polsat SA	315,453

6,780	KGHM Polska Miedz SA	179,478

41,356	Orange Polska SA	58,246

406,367	Polski Koncern Naftowy ORLEN SA	5,981,395

Shares	Description	Value ($)

	Poland — continued

184,021	Powszechny Zaklad Ubezpieczen SA	1,317,351

	Total Poland	14,339,425

	Portugal — 0.6%

77,338	Altri SGPS SA	453,050

700,229	EDP – Energias de Portugal SA	3,322,617

1,176,231	Galp Energia SGPS SA (b)	14,493,134

65,009	Jeronimo Martins SGPS SA	1,450,450

297,612	Navigator Co SA (The)	1,208,919

192,336	NOS SGPS SA	772,634

23,211	REN – Redes Energeticas Nacionais SGPS SA	61,468

1,605,581	Sonae SGPS SA	1,631,054

	Total Portugal	23,393,326

	Qatar — 0.1%

84,512	Ooredoo QPSC	206,155

447,008	Qatar National Bank QPSC	2,416,717

160,925	Qatar National Cement Co QSC	203,498

	Total Qatar	2,826,370

	Russia — 0.2%

10,221,010	Alrosa PJSC (e) (f)	761,137

376,870,000	Federal Grid Co Unified Energy System PJSC * (e)	37,307

214,678	Fix Price Group Ltd GDR * (e)	53,085

415,363	Gazprom Neft PJSC (e)	222,836

4,924,596	Gazprom PJSC (e)	947,314

75,924	Globaltrans Investment Plc Sponsored GDR (Registered) * (e)	28,197

18,204,300	Inter RAO UES PJSC (e)	68,492

88,304	LSR Group PJSC – Class A * (e)	47,465

4	LSR Group PJSC GDR (Registered) (e)	—

192,855	LUKOIL PJSC (e)	1,017,162

5,760,219	Magnitogorsk Iron & Steel Works PJSC (e) (f)	206,448

71,800	Mechel PJSC * (e)	8,359

12,797	MMC Norilsk Nickel PJSC (e)	209,676

8	MMC Norilsk Nickel PJSC ADR * (c)	13

23,942	Mobile TeleSystems PJSC (e)	6,466

37,065	Mobile TeleSystems PJSC ADR * (e)	20,062

1,472,470	Moscow Exchange MICEX-RTS PJSC * (e)	146,591

7,545,000	Mosenergo PJSC * (e)	15,059

191,960	Novatek PJSC (e)	227,106

3,493,400	Novolipetsk Steel PJSC (e)	424,601

6,115	PhosAgro PJSC (e)	45,102

118	PhosAgro PJSC GDR (e) (f)	291

254,956	Polymetal International Plc *	739,312

25,552	Polyus PJSC * (e)	211,032

1,493	Ros Agro Plc GDR (Registered) * (d) (e)	1,288

1,208	Ros Agro Plc GDR (Registered) * (d) (e)	1,091

GMO Implementation Fund

(A Series of GMO Trust)

Consolidated Schedule of Investments — (Continued)

(showing percentage of total net assets)

November 30, 2022 (Unaudited)

Shares	Description	Value ($)

	Russia — continued

49,974,140	RusHydro PJSC (e)	43,228

8,073,970	Sberbank of Russia PJSC * (e) (f)	1,255,014

7,395	Severstal PAO * (e) (f)	6,681

261,549	Severstal PJSC GDR (Registered) (e) (f)	236,777

29,090	SFI PJSC * (e)	15,209

27,770,670	Surgutneftegas PJSC (e)	688,066

986,916	Tatneft PJSC (e)	412,184

725,480	Unipro PJSC (e)	1,153

55,470	United Co Rusal International PJSC (e)	2,437

752,312,000	VTB Bank PJSC * (e) (f)	14,522

	Total Russia	8,120,763

	Saudi Arabia — 0.2%

40,577	Almarai Co JSC	578,025

268,681	Saudi Arabian Oil Co	2,403,522

130,843	Saudi Basic Industries Corp	2,913,866

135,350	Saudi Telecom Co	1,391,396

	Total Saudi Arabia	7,286,809

	Singapore — 0.8%

171,000	AIMS APAC (REIT)	151,486

621,000	Asian Pay Television Trust	49,306

102,600	Bumitama Agri Ltd	46,336

241,400	City Developments Ltd	1,483,066

611,200	ComfortDelGro Corp Ltd	556,011

324,224	DBS Group Holdings Ltd	8,455,355

512,600	First Real Estate Investment Trust (b)	90,682

64,400	First Resources Ltd	76,958

3,966,000	Golden Agri-Resources Ltd	846,647

627,199	Japfa Ltd (b)	236,585

128,400	Jardine Cycle & Carriage Ltd (b)	2,863,806

792,400	Keppel Corp Ltd	4,422,803

242,500	Sasseur Real Estate Investment Trust	139,192

76,000	Sheng Siong Group Ltd	92,170

502,900	Silverlake Axis Ltd	139,351

6,700	Singapore Exchange Ltd	44,846

279,000	StarHub Ltd	220,509

26,800	United Overseas Bank Ltd	617,940

121,400	UOL Group Ltd	598,678

18,100	Venture Corp Ltd	232,391

355,200	Wilmar International Ltd	1,077,509

5,441,477	Yangzijiang Financial Holding Ltd * (b)	1,392,062

6,766,277	Yangzijiang Shipbuilding Holdings Ltd	7,165,968

506,900	Yanlord Land Group Ltd	368,244

	Total Singapore	31,367,901

	South Africa — 1.2%

756,571	Absa Group Ltd	9,072,209

39,872	AECI Ltd	213,246

70,657	African Rainbow Minerals Ltd	1,223,655

43,489	Anglo American Platinum Ltd	4,395,633

Shares	Description	Value ($)

	South Africa — continued

5,467	Aspen Pharmacare Holdings Ltd	45,368

25,568	Astral Foods Ltd	249,758

28,952	AVI Ltd	124,218

102,603	Barloworld Ltd	621,990

256,174	Bidvest Group Ltd (The)	3,445,101

302,582	Blue Label Telecoms Ltd *	91,555

9,950	Capitec Bank Holdings Ltd	1,181,314

3,087	Clicks Group Ltd	53,107

4,274	Exxaro Resources Ltd	55,904

903,458	FirstRand Ltd	3,511,266

48,390	Foschini Group Ltd (The)	295,007

35,900	Gold Fields Ltd Sponsored ADR	400,285

205,717	Impala Platinum Holdings Ltd	2,500,198

24,044	Investec Ltd	145,122

161,064	Kumba Iron Ore Ltd	4,550,249

120,662	Lewis Group Ltd	347,430

88,955	Motus Holdings Ltd	607,228

114,310	Mr Price Group Ltd	1,117,242

211,867	MTN Group Ltd	1,736,176

23,041	MultiChoice Group	159,680

16,215	Nedbank Group Ltd	214,335

78,892	Ninety One Ltd	184,256

926,150	Old Mutual Ltd	594,934

10,559	Omnia Holdings Ltd	42,996

800,762	Pepkor Holdings Ltd	1,030,684

1,446	Reinet Investments SCA	25,527

67,877	Reunert Ltd	188,176

157,003	Sanlam Ltd	515,526

3,420	Santam Ltd	52,027

176,331	Sappi Ltd	501,460

21,903	Sasol Ltd	380,805

2,402	Shoprite Holdings Ltd	35,052

757,944	Sibanye Stillwater Ltd	2,108,917

83,500	Sibanye Stillwater Ltd ADR	936,035

207,029	Telkom SA SOC Ltd *	417,877

16,996	Thungela Resources Ltd	310,232

51,308	Tiger Brands Ltd	578,765

539,179	Truworths International Ltd	1,786,270

80,115	Tsogo Sun Gaming Ltd	59,032

126,998	Vodacom Group Ltd	924,914

277,042	Woolworths Holdings Ltd	1,054,959

	Total South Africa	48,085,720

	South Korea — 3.2%

5,169	Alteogen Inc *	143,643

3,656	AMOREPACIFIC Group	87,737

1,902	BGF retail Co Ltd	298,495

23,701	BH Co Ltd	478,979

269,005	BNK Financial Group Inc	1,524,365

483	Caregen Co Ltd	41,023

41,705	Cheil Worldwide Inc	773,534

1,197	CJ CheilJedang Corp	361,039

GMO Implementation Fund

(A Series of GMO Trust)

Consolidated Schedule of Investments — (Continued)

(showing percentage of total net assets)

November 30, 2022 (Unaudited)

Shares	Description	Value ($)

	South Korea — continued

890	CJ ENM Co Ltd	56,551

902	CJ Logistics Corp *	60,459

18,807	Coway Co Ltd	828,012

4,096	Daeduck Electronics Co Ltd	73,771

2,948	Daihan Pharmaceutical Co Ltd	67,794

5,507	Daou Data Corp	118,552

7,964	DB HiTek Co Ltd	276,271

7,076	DB Insurance Co Ltd	336,334

483	Dentium Co Ltd	32,754

62,560	DGB Financial Group Inc	379,051

274,760	Dongwon Development Co Ltd	754,620

6,754	Doosan Bobcat Inc	184,870

14,200	E-MART Inc	1,004,453

470	Green Cross Corp	45,972

11,495	GS Engineering & Construction Corp	207,899

41,751	GS Holdings Corp	1,551,843

1,316	HAESUNG DS Co Ltd	43,159

143,867	Hana Financial Group Inc	4,920,545

11,389	Handsome Co Ltd	226,214

95,128	Hankook Tire & Technology Co Ltd	2,484,456

73,755	HDC Hyundai Development Co-Engineering & Construction	627,237

5,968	HMM Co Ltd	102,853

7,232	Huchems Fine Chemical Corp	119,478

5,313	Hyundai Department Store Co Ltd	245,431

31,983	Hyundai Engineering & Construction Co Ltd	1,010,964

16,909	Hyundai Glovis Co Ltd	2,293,857

2,982	Hyundai Home Shopping Network Corp	113,102

19,328	Hyundai Marine & Fire Insurance Co Ltd	445,834

31,160	Hyundai Mobis Co Ltd	5,100,223

5,444	Industrial Bank of Korea	46,599

1,070	Innox Advanced Materials Co Ltd	24,056

14,726	INTOPS Co Ltd	340,492

64,794	JB Financial Group Co Ltd	416,819

31,775	KB Financial Group Inc	1,261,713

7,900	KB Financial Group Inc ADR	311,339

8,906	KC Co Ltd	124,382

3,229	KC Tech Co Ltd	41,164

223	KCC Corp	41,040

2,072	KCC Glass Corp	65,115

309,540	Kia Corp	16,301,584

1,585	KIWOOM Securities Co Ltd	112,447

263	Korea Investment Holdings Co Ltd	11,691

5,712	Korea Petrochemical Ind Co Ltd	712,513

3,162	Korea Zinc Co Ltd	1,528,665

54,413	KT Skylife Co Ltd	356,892

202,217	KT&G Corp	15,344,040

17,607	Kumho Petrochemical Co Ltd	2,025,306

23,897	LG Corp	1,541,129

128,842	LG Electronics Inc	9,722,365

Shares	Description	Value ($)

	South Korea — continued

451	LG H&H Co Ltd	227,592

33,058	LOTTE Fine Chemical Co Ltd	1,583,444

5,172	LOTTE Himart Co Ltd	53,096

18,715	LX International Corp	589,721

14,430	LX Semicon Co Ltd	984,604

2,694	MegaStudyEdu Co Ltd	161,283

2,336	Meritz Financial Group Inc	68,060

48,514	Meritz Securities Co Ltd	218,225

117	NCSoft Corp	42,384

6,196	NH Investment & Securities Co Ltd	45,730

2,052	NHN KCP Corp *	22,134

373	NongShim Co Ltd	93,532

5,359	Orion Corp	481,225

11,638	POSCO Holdings Inc	2,663,940

104,200	POSCO Holdings Inc Sponsored ADR	5,945,652

5,021	PSK Inc	69,729

971	S-1 Corp	47,494

615	Samsung Electro-Mechanics Co Ltd	67,323

216,214	Samsung Electronics Co Ltd	10,388,856

4,235	Samsung Electronics Co Ltd GDR (Registered)	5,030,564

1,328	Samsung Fire & Marine Insurance Co Ltd	208,444

6,155	Samsung SDS Co Ltd	601,418

6,658	Samsung Securities Co Ltd	180,180

562	Samyang Foods Co Ltd	48,004

4,824	Sangsangin Co Ltd	22,915

38,626	SD Biosensor Inc	977,230

23,672	Seegene Inc	554,105

2,649	SFA Engineering Corp	81,471

111,065	Shinhan Financial Group Co Ltd (d)	3,219,787

400	Shinhan Financial Group Co Ltd (d)	11,608

878	SK Chemicals Co Ltd	59,944

81,274	SK Square Co Ltd *	2,354,720

31,667	SK Telecom Co Ltd Sponsored ADR	679,257

12,640	SL Corp	273,038

1,507	SNT Motiv Co Ltd	51,700

548	Soulbrain Co Ltd	90,082

162	Taekwang Industrial Co Ltd	91,349

1,120	Unid Co Ltd	84,412

1,757	UNIDBTPLUS Co Ltd	8,473

400,036	Woori Financial Group Inc	3,996,334

152,064	Woori Technology Investment Co Ltd *	525,858

333	Young Poong Corp	194,774

24,451	Youngone Corp	890,921

	Total South Korea	121,741,337

	Spain — 1.8%

626,459	Acerinox SA	6,197,586

122,116	Amadeus IT Group SA * (a)	6,602,507

86,040	Atresmedia Corp de Medios de Comunicacion SA (b)	302,485

GMO Implementation Fund

(A Series of GMO Trust)

Consolidated Schedule of Investments — (Continued)

(showing percentage of total net assets)

November 30, 2022 (Unaudited)

Shares	Description	Value ($)

	Spain — continued

2,725,937	Banco Bilbao Vizcaya Argentaria SA	16,064,061

9,359,119	Banco de Sabadell SA	8,738,787

2,841,655	Banco Santander SA	8,479,028

238,606	Bankinter SA	1,569,330

130,062	CaixaBank SA (a)	483,547

57,498	Cia de Distribucion Integral Logista Holdings SA (a)	1,356,157

90,444	Ence Energia y Celulosa SA	299,643

88,295	Faes Farma SA	339,384

2,936	Grupo Catalana Occidente SA	92,869

8,364	Iberdrola SA (a)	94,492

232,265	Industria de Diseno Textil SA (a)	6,062,998

48,202	Mediaset Espana Comunicacion SA *	160,539

620,888	Repsol SA	9,586,710

384,426	Telefonica SA (a)	1,434,938

282,493	Unicaja Banco SA	292,059

	Total Spain	68,157,120

	Sweden — 0.6%

306,413	Fastighets AB Balder – B Shares *	1,377,482

57,745	Industrivarden AB – A Shares (a) (b)	1,490,288

113,735	Industrivarden AB – C Shares (b)	2,913,511

141,954	Investor AB – A Shares	2,733,277

168,534	Investor AB – B Shares (a)	3,136,562

55,175	Inwido AB	555,595

213,672	Kinnevik AB – Class B *	3,293,729

47,636	New Wave Group AB – B Shares	965,248

118,802	Skanska AB – B Shares	1,934,017

729,664	SSAB AB – A Shares	4,225,302

89,923	SSAB AB – B Shares	508,383

53,537	Svenska Cellulosa AB SCA – Class B	727,928

89,135	Telefonaktiebolaget LM Ericsson – B Shares	562,590

	Total Sweden	24,423,912

	Switzerland — 0.9%

174,616	Adecco Group AG (Registered)	5,936,353

4,014	DKSH Holding AG (a)	302,659

1,277	Gurit Holding AG (b)	131,269

109,335	Logitech International SA (Registered) (b)	6,628,696

14,408	Mobilezone Holding AG (Registered)	251,005

28,374	Roche Holding AG – Genusschein (a)	9,267,625

6,403	u-blox Holding AG *	833,623

431,226	UBS Group AG (Registered) (a)	7,957,273

2,982	Zehnder Group AG – Class RG	177,287

4,665	Zurich Insurance Group AG (a)	2,241,238

	Total Switzerland	33,727,028

	Taiwan — 3.7%

30,000	Acer Inc	24,077

11,774	Acter Group Corp Ltd	38,601

7,000	Advantech Co Ltd	76,197

Shares	Description	Value ($)

	Taiwan — continued

748,235	AmTRAN Technology Co Ltd	236,340

127,700	ASE Technology Holding Co Ltd ADR (a)	868,360

71,000	Asia Cement Corp	95,404

7,000	ASMedia Technology Inc	167,834

5,000	ASROCK Inc	21,451

1,106,672	Asustek Computer Inc	9,619,303

58,000	Aten International Co Ltd	145,564

932,000	Catcher Technology Co Ltd	5,559,412

1,544,000	Cathay Financial Holding Co Ltd	2,197,201

225,673	Chailease Holding Co Ltd	1,489,528

442,490	Chicony Electronics Co Ltd	1,198,672

191,000	China Steel Corp	181,313

633,000	Chipbond Technology Corp	1,203,150

63,000	ChipMOS Technologies Inc	69,481

113,540	Chong Hong Construction Co Ltd	265,341

5,000	Chroma ATE Inc	32,620

188,560	Chunghwa Telecom Co Ltd	694,072

4,500	Chunghwa Telecom Co Ltd Sponsored ADR (a)	164,340

1,432,000	Compal Electronics Inc	1,008,411

52,000	Compeq Manufacturing Co Ltd	83,370

145,080	Coretronic Corp	274,698

13,000	Elan Microelectronics Corp	38,235

17,000	Elite Semiconductor Microelectronics

	Technology Inc	41,059

1,036,000	Evergreen Marine Corp Taiwan Ltd	5,562,025

650,000	Far EasTone Telecommunications Co Ltd	1,435,250

271,000	Farglory Land Development Co Ltd	481,031

194,340	First Financial Holding Co Ltd	165,885

100,709	FLEXium Interconnect Inc	351,795

35,000	Formosa Advanced Technologies Co Ltd	45,157

11,000	Formosa Chemicals & Fibre Corp	27,235

9,000	Formosa International Hotels Corp	69,450

679,000	Formosa Plastics Corp	1,991,577

356,000	Foxconn Technology Co Ltd	605,127

2,129,148	Fubon Financial Holding Co Ltd	4,228,953

26,000	Getac Technology Corp	36,159

18,000	Gigabyte Technology Co Ltd	64,153

834,000	Grand Pacific Petrochemical	566,262

700,160	HannStar Display Corp	261,913

16,000	Holtek Semiconductor Inc	37,309

4,841,406	Hon Hai Precision Industry Co Ltd	15,852,149

207,000	Huaku Development Co Ltd	598,852

41,941	International Games System Co Ltd	532,675

3,000	King Slide Works Co Ltd	40,436

235,000	King’s Town Bank Co Ltd	266,514

148,000	Kung Long Batteries Industrial Co Ltd	662,907

61,000	Largan Precision Co Ltd	4,596,088

1,109,000	Lite-On Technology Corp	2,366,771

11,000	Makalot Industrial Co Ltd	83,745

GMO Implementation Fund

(A Series of GMO Trust)

Consolidated Schedule of Investments — (Continued)

(showing percentage of total net assets)

November 30, 2022 (Unaudited)

Shares	Description	Value ($)

	Taiwan — continued

304,000	MediaTek Inc	7,345,795

131,039	Mercuries Life Insurance Co Ltd *	25,709

523,000	Micro-Star International Co Ltd	2,107,736

489,000	Mitac Holdings Corp	473,600

421,000	Nan Ya Plastics Corp	1,052,991

276,502	Nantex Industry Co Ltd	349,637

363,000	Nanya Technology Corp	677,402

6,000	Nien Made Enterprise Co Ltd	56,960

326,000	Novatek Microelectronics Corp	3,194,237

106,000	Phison Electronics Corp	1,138,436

1,709,566	Pou Chen Corp	1,800,597

62,000	Powertech Technology Inc	169,094

305,000	Primax Electronics Ltd	575,531

94,880	Quanta Computer Inc	221,140

440,263	Radiant Opto-Electronics Corp	1,505,648

18,000	Raydium Semiconductor Corp	184,198

34,000	Realtek Semiconductor Corp	353,462

845,700	Ruentex Development Co Ltd	1,276,610

668,000	Ruentex Industries Ltd	1,447,051

24,000	Shanghai Commercial & Savings Bank Ltd (The)	39,658

132,280	Shin Zu Shing Co Ltd	365,116

128,000	Shinkong Insurance Co Ltd	207,109

301,728	Silicon Motion Technology Corp ADR	19,039,037

90,000	Simplo Technology Co Ltd	891,859

10,000	Soft-World International Corp	25,311

292,000	Syncmold Enterprise Corp	556,734

43,000	Synnex Technology International Corp	81,770

23,000	T3EX Global Holdings Corp	59,426

24,311	Tah Hsin Industrial Corp	55,580

47,000	TaiDoc Technology Corp	281,339

10,000	Taiwan Hon Chuan Enterprise Co Ltd	26,236

139,000	Taiwan Semiconductor Manufacturing Co Ltd	2,232,319

151,425	Taiwan Semiconductor Manufacturing Co Ltd Sponsored ADR (a)	12,565,246

96,000	Taiwan Union Technology Corp	179,887

5,000	Thinking Electronic Industrial Co Ltd	19,692

122,699	TOPBI International Holdings Ltd *	48,803

289,000	Transcend Information Inc	636,393

223,000	Tripod Technology Corp	703,997

16,000	Tung Ho Steel Enterprise Corp	27,908

121,681	United Integrated Services Co Ltd	711,336

59,000	United Microelectronics Corp *	87,434

304,000	Universal Inc	243,358

582,400	Wan Hai Lines Ltd	1,458,232

806,000	Winbond Electronics Corp	562,657

712,000	Wistron Corp	639,563

2,000	Wiwynn Corp	56,948

363,000	WPG Holdings Ltd	573,023

20,000	WT Microelectronics Co Ltd	41,070

4,000	Yageo Corp	60,814

Shares	Description	Value ($)

	Taiwan — continued

2,759,000	Yang Ming Marine Transport Corp	6,002,519

239,000	Youngtek Electronics Corp	477,456

4,729,290	Yuanta Financial Holding Co Ltd	3,479,751

121,000	Zhen Ding Technology Holding Ltd	473,892

	Total Taiwan	143,590,759

	Thailand — 0.8%

5,829,700	AP Thailand Pcl NVDR	1,678,150

1,424,900	Bangkok Bank Pcl NVDR	5,854,524

470,200	Bangkok Dusit Medical Services Pcl NVDR	405,062

147,600	CP ALL Pcl (Foreign Registered)	273,272

47,300	CP ALL Pcl NVDR	87,573

226,000	GFPT Pcl NVDR	87,542

52,300	Kasikornbank Pcl (Foreign Registered)	215,508

1,739,800	Kasikornbank Pcl NVDR	7,169,027

157,500	Kiatnakin Phatra Bank Pcl NVDR	321,266

19,717,600	Krung Thai Bank Pcl NVDR	9,894,998

159,808	Pruksa Holding Pcl (Foreign Registered)	55,012

565,380	Pruksa Holding Pcl NVDR	194,625

236,200	PTG Energy Pcl NVDR	99,816

669,600	PTT Exploration & Production Pcl NVDR	3,570,316

136,000	Regional Container Lines Pcl NVDR	116,619

10,844,900	Sansiri Pcl NVDR	485,410

849,700	SC Asset Corp Pcl (Foreign Registered)	99,744

207,800	Somboon Advance Technology Pcl NVDR	130,480

897,300	Sri Trang Gloves Thailand Pcl NVDR	255,289

272,400	Thai Oil Pcl NVDR	430,532

208,230	Thai Vegetable Oil Pcl NVDR	167,041

	Total Thailand	31,591,806

	Turkey — 0.7%

11,780,661	Akbank TAS	11,019,525

271,525	Arcelik AS	1,347,885

871,192	Aselsan Elektronik Sanayi Ve Ticaret AS	2,279,758

46,503	Dogus Otomotiv Servis ve Ticaret AS	393,003

447,192	Enerjisa Enerji AS	698,198

1,284,375	Haci Omer Sabanci Holding AS	2,921,243

421,726	KOC Holding AS	1,605,959

253,254	Koza Anadolu Metal Madencilik Isletmeleri AS *	619,952

17,601	Mavi Giyim Sanayi Ve Ticaret AS – Class B	107,926

20,776	Oyak Cimento Fabrikalari AS *	23,520

1,688,951	Turkiye Garanti Bankasi AS	2,442,169

2,486,873	Turkiye Is Bankasi AS – Class C	1,399,568

20,420	Vestel Beyaz Esya Sanayi ve Ticaret AS	13,955

194,461	Vestel Elektronik Sanayi ve Ticaret AS	626,700

1,125,564	Yapi ve Kredi Bankasi AS	730,519

	Total Turkey	26,229,880

GMO Implementation Fund

(A Series of GMO Trust)

Consolidated Schedule of Investments — (Continued)

(showing percentage of total net assets)

November 30, 2022 (Unaudited)

Shares	Description	Value ($)

	Ukraine — 0.0%

36,516	Kernel Holding SA	151,016

	United Arab Emirates — 0.0%

736,772	Abu Dhabi National Oil Co for Distribution PJSC	914,335

148,356	Emaar Development PJSC *	170,107

103,538	Emaar Properties PJSC	172,143

	Total United Arab Emirates	1,256,585

	United Kingdom — 4.3%

411,512	3i Group Plc	6,761,332

15,686	AG Barr Plc	95,029

567,156	Airtel Africa Plc	848,279

78,106	Anglo American Plc	3,247,267

81,548	BAE Systems Plc (a)	807,630

207,297	Balfour Beatty Plc	811,641

16,420	Bank of Georgia Group Plc	500,872

1,363,799	Barratt Developments Plc	6,595,023

120,558	Bellway Plc	2,929,457

227,385	Berkeley Group Holdings Plc	10,544,671

728,160	BP Plc (a)	4,348,378

249,400	BP Plc Sponsored ADR (a)	8,953,460

86,767	British American Tobacco Plc (a)	3,557,622

167,900	British American Tobacco Plc Sponsored ADR (a)	6,929,233

6,404,759	BT Group Plc	9,424,673

59,690	Bunzl Plc (a)	2,207,516

1,502,132	Centrica Plc (a)	1,734,097

5,464	Clarkson Plc (a)	203,951

89,563	Coats Group Plc	72,499

344,027	Coca-Cola HBC AG *	8,415,210

554,102	Compass Group Plc (a)	12,632,379

110,718	Crest Nicholson Holdings Plc	306,460

14,271	EMIS Group Plc (a)	323,473

30,601	Evraz Plc (e)	755

883,231	Ferrexpo Plc	1,538,418

684,468	Glencore Plc (a)	4,670,890

40,280	GSK Plc Sponsored ADR (a)	1,393,285

32,500	Haleon Plc ADR * (a)	223,925

187,410	Halfords Group Plc	441,192

229,549	IG Group Holdings Plc	2,283,448

223,669	Imperial Brands Plc (a)	5,753,004

11,716	Inchcape Plc (a)	118,657

71,019	Indivior Plc *	1,472,946

27,836	International Personal Finance Plc	26,335

367,489	Investec Plc	2,320,965

11,440	Keller Group Plc	101,387

1,561,637	Kingfisher Plc	4,566,848

782,526	Legal & General Group Plc (a)	2,400,473

2,773,082	M&G Plc	6,479,797

43,933	Morgan Sindall Group Plc	868,449

266,365	OSB Group Plc	1,533,431

Shares	Description	Value ($)

	United Kingdom — continued

21,878	Paragon Banking Group Plc	125,121

250,057	Persimmon Plc	3,873,095

187,331	Plus500 Ltd	4,300,287

102,635	Redde Northgate Plc (a)	469,843

302,803	Redrow Plc	1,668,476

572,045	S4 Capital Plc *	1,320,801

220,505	Serica Energy Plc	842,535

450,621	Shell Plc (a)	13,187,784

135,527	Spirent Communications Plc	472,312

61,535	Standard Chartered Plc	458,376

1,506,480	Taylor Wimpey Plc	1,898,812

8,168	TBC Bank Group Plc	216,577

54,111	Unilever Plc	2,705,611

5,300	Unilever Plc Sponsored ADR (a)	267,014

56,109	Vesuvius Plc	259,173

372,000	Vodafone Group Plc Sponsored ADR (a)	4,177,560

26,057	Wincanton Plc (a)	114,916

243,127	WPP Plc (a)	2,555,187

	Total United Kingdom	167,357,837

	United States — 22.2%

311,541	1Life Healthcare, Inc. * (a)	5,293,082

9,200	3M Co. (a)	1,158,924

347,288	Activision Blizzard, Inc. (a)	25,681,948

17,805	ADTRAN Holdings, Inc.	360,907

61,232	Aemetis, Inc. *	337,388

44,300	Aflac, Inc. (a)	3,186,499

25,200	AGCO Corp.	3,344,544

35,600	Alcoa Corp.	1,784,628

160,400	Ally Financial, Inc.	4,332,404

60,519	Alphabet, Inc. – Class A * (a)	6,111,814

56,300	Ameresco, Inc. – Class A *	3,688,776

54,027	American Express Co. (a)	8,514,115

1,888,723	Anchor Hocking Holdings, Inc. (e)	1,624,302

112,600	AppLovin Corp. – Class A * (a)	1,622,566

59,100	Arrow Electronics, Inc. *	6,426,534

180,300	AT&T, Inc. (a)	3,476,184

72,600	Best Buy Co., Inc. (a)	6,192,780

19,300	Biogen, Inc. * (a)	5,889,781

12,200	Bio-Rad Laboratories, Inc. – Class A *	5,059,462

163,452	Black Knight, Inc. * (a)	10,132,389

3,878	Booking Holdings, Inc. * (a)	8,064,107

331,045	BorgWarner, Inc.	14,072,723

99,576	Bruin Blocker LLC (c)	57,226

5,000	California Resources Corp.	226,900

50,500	Capital One Financial Corp. (a)	5,213,620

25,533	CarMax, Inc. * (a)	1,770,969

144,100	Carrier Global Corp. (a)	6,386,512

71,300	CBRE Group, Inc. – Class A * (a)	5,675,480

79,100	Centene Corp. * (a)	6,885,655

44,597	Chevron Corp. (a)	8,175,076

9,900	Cigna Corp. (a)	3,256,011

GMO Implementation Fund

(A Series of GMO Trust)

Consolidated Schedule of Investments — (Continued)

(showing percentage of total net assets)

November 30, 2022 (Unaudited)

Shares	Description	Value ($)

	United States — continued

130,121	Citigroup, Inc. (a)	6,299,158

216,800	Clean Energy Fuels Corp. *	1,465,568

360,200	Cleveland-Cliffs, Inc. *	5,575,896

85,500	Cognizant Technology Solutions Corp. – Class A (a)	5,318,955

180,500	Comcast Corp. – Class A (a)	6,613,520

198,325	Cowen, Inc. – Class A	7,667,244

40,500	CVS Health Corp. (a)	4,126,140

159,670	Darling Ingredients, Inc. *	11,469,096

3,800	Deere & Co. (a)	1,675,800

140,200	Dell Technologies, Inc. – Class C	6,279,558

43,000	Discover Financial Services (a)	4,659,480

349,000	DISH Network Corp. – Class A *	5,601,450

78,000	DR Horton, Inc. (a)	6,708,000

131,200	eBay, Inc. (a)	5,961,728

79,549	EOG Resources, Inc. (a)	11,290,389

121,600	Exelon Corp. (a)	5,030,592

5,800	Exxon Mobil Corp. (a)	645,772

32,400	FedEx Corp. (a)	5,903,928

136,800	Fidelity National Financial, Inc. (a)	5,521,248

177,577	First Horizon Corp.	4,412,788

115,557	Flagstar Bancorp, Inc.	4,338,010

425,700	Ford Motor Co. (a)	5,917,230

97,586	ForgeRock, Inc. – Class A *	2,122,495

74,400	Fortune Brands Home & Security, Inc.	4,861,296

54,300	Fox Corp. – Class A (a)	1,762,035

182,100	Fox Corp. – Class B (a)	5,557,692

217,900	Franklin Resources, Inc. (a)	5,841,899

63,200	Freeport-McMoRan, Inc. (a)	2,515,360

6,600	Garmin Ltd. (a)	613,734

147,300	General Motors Co.	5,974,488

20,800	Gilead Sciences, Inc. (a)	1,826,864

4,700	Goldman Sachs Group, Inc. (The) (a)	1,814,905

157,444	GrafTech International Ltd.	850,198

154,765	Green Plains, Inc. *	5,348,678

5,716	Gulfport Energy Corp. *	463,510

36,178	HEICO Corp. – Class A	4,586,647

10,800	Henry Schein, Inc. * (a)	873,936

20,300	Hess Corp.	2,921,373

53,572	Hilton Worldwide Holdings, Inc. (a)	7,640,439

192,900	HP, Inc. (a)	5,794,716

102,900	IAC, Inc. *	5,339,481

82,400	Incyte Corp. * (a)	6,564,808

204,400	Intel Corp. (a)	6,146,308

86,032	Intercontinental Exchange, Inc. (a)	9,318,126

50,100	International Business Machines Corp. (a)	7,459,890

215,100	Invesco Ltd.	4,110,561

45,800	Jazz Pharmaceuticals Plc *	7,186,478

376,100	Kinder Morgan, Inc.	7,191,032

67,000	Knight-Swift Transportation Holdings, Inc. (a)	3,713,810

1,018,600	Kosmos Energy Ltd. *	6,773,690

Shares	Description	Value ($)

	United States — continued

139,500	Kraft Heinz Co. (The) (a)	5,489,325

26,900	Kroger Co. (The) (a)	1,323,211

27,400	Laboratory Corp. of America Holdings (a)	6,595,180

9,767	Lam Research Corp. (a)	4,613,735

137,871	Las Vegas Sands Corp. * (a)	6,457,878

73,700	Lennar Corp. – Class A	6,473,071

210,964	Liberty Broadband Corp. – Class C *	19,168,189

562,525	Liberty Global Plc – Class A *	11,295,502

150,900	Liberty Global Plc – Class C *	3,120,612

41,543	Liberty Media Corp.-Liberty Formula One – Class A *	2,283,619

120,000	Lincoln National Corp.	4,672,800

74,600	Livent Corp. *	2,088,054

594,600	Lumen Technologies, Inc.	3,252,462

74,800	LyondellBasell Industries NV – Class A (a)	6,358,748

14,300	Marathon Oil Corp.	438,009

5,988	Markel Corp. *	7,933,142

16,800	Match Group, Inc. * (a)	849,408

83,757	Meta Platforms, Inc. – Class A * (a)	9,891,702

28,900	MetLife, Inc. (a)	2,216,630

155,864	Micron Technology, Inc. (a)	8,985,560

48,100	Mohawk Industries, Inc. *	4,873,973

130,700	Molson Coors Brewing Co. – Class B (a)	7,202,877

104,400	Mosaic Co. (The) (a)	5,355,720

1,288,200	NII Holdings, Inc. (c)	450,870

126,300	NRG Energy, Inc. (a)	5,361,435

41,200	Nucor Corp. (a)	6,177,940

160	NVR, Inc. *	742,242

36,400	Occidental Petroleum Corp.	2,529,436

61,700	Oracle Corp. (a)	5,122,951

61,715	Otis Worldwide Corp. (a)	4,819,324

6,800	PACCAR, Inc. (a)	720,188

302,700	Paramount Global – Class B	6,078,216

48,276	Park Hotels & Resorts, Inc. (REIT)	619,381

71,100	PayPal Holdings, Inc. * (a)	5,574,951

755,227	Pershing Square Tontine Holdings Ltd. (c)	75,523

58,300	Pfizer, Inc. (a)	2,922,579

346,268	PNM Resources, Inc.	16,967,132

15,300	PotlatchDeltic Corp. (REIT)	731,187

63,400	Prudential Financial, Inc. (a)	6,849,102

131,100	PulteGroup, Inc.	5,870,658

1,700	Quest Diagnostics, Inc. (a)	258,111

101,380	Raytheon Technologies Corp. (a)	10,008,234

9,500	Regeneron Pharmaceuticals, Inc. * (a)	7,141,150

661,978	Resolute Forest Products, Inc. * (d)	13,967,736

20,600	Resolute Forest Products, Inc. * (d)	433,853

57,307	Rogers Corp. *	6,248,755

102,176	Sensata Technologies Holding Plc	4,608,138

217,698	Signify Health, Inc. – Class A * (a)	6,230,517

114,350	Skillsoft Corp. *	219,552

30,600	Skyworks Solutions, Inc. (a)	2,925,972

GMO Implementation Fund

(A Series of GMO Trust)

Consolidated Schedule of Investments — (Continued)

(showing percentage of total net assets)

November 30, 2022 (Unaudited)

Shares	Description	Value ($)

	United States — continued

10,900	SolarEdge Technologies, Inc. * (a)	3,257,574

266,761	South Jersey Industries, Inc. (a)	9,256,607

298,457	Southeastern Grocers, Inc. * (e)	6,267,597

202,235	Sportsman’s Warehouse Holdings, Inc. *	1,985,948

29,900	SS&C Technologies Holdings, Inc. (a)	1,607,424

7,800	Stanley Black & Decker, Inc.	637,416

66,700	Steel Dynamics, Inc. (a)	6,932,131

343,374	STORE Capital Corp. (REIT) (a)	10,953,631

143,252	Sunrun, Inc. *	4,667,150

402,186	Switch, Inc. – Class A (a)	13,774,870

166,000	Synchrony Financial (a)	6,238,280

1,507,100	Syncora Holdings Ltd. * (e)	15,071

36,000	TechnipFMC Plc *	446,400

1,015,832	TEGNA, Inc.	20,052,524

23,689	Tempur Sealy International, Inc.	752,599

67,000	Textron, Inc. (a)	4,782,460

5,869	TRU TAJ Liquidation Unit Trust/TRU TAJ Finance, Inc. (e)	59

160,204	TRU TAJ LLC/TRU TAJ Finance, Inc. * (e)	780,994

83,500	Tyson Foods, Inc. – Class A (a)	5,534,380

398,785	Umpqua Holdings Corp.	8,083,372

1,200	United Parcel Service, Inc. – Class B (a)	227,676

50,700	Universal Health Services, Inc. – Class B (a)	6,634,095

171,053	US Bancorp (a)	7,764,096

137,500	Verizon Communications, Inc. (a)	5,359,750

19,300	Vertex Pharmaceuticals, Inc. * (a)	6,106,520

518,800	Viatris, Inc. (a)	5,722,364

117,780	VMware, Inc. – Class A * (a)	14,309,092

148,600	Walgreens Boots Alliance, Inc. (a)	6,166,900

64,277	Warner Bros Discovery, Inc. * (a)	732,758

187,207	Wells Fargo & Co. (a)	8,976,576

364,700	Western Union Co. (The) (a)	5,346,502

126,300	Western Digital Corp. *	4,641,525

44,300	Westlake Corp.	4,768,895

107,060	Westmoreland Mining Holdings (c)	107,060

34,000	Whirlpool Corp.	4,982,020

99,222	Zogenix, Inc. * (c)	74,416

65,100	Zoom Video Communications, Inc. – Class A * (a)	4,910,493

	Total United States	859,111,070

	Vietnam — 0.3%

536,900	Duc Giang Chemicals JSC	1,340,482

2,425,400	Hoa Phat Group JSC	1,825,153

735,300	Hoa Sen Group *	339,207

298,700	IDICO Corp JSC	437,628

733,600	Nam Kim Steel JSC	330,392

39,600	PetroVietNam Ca Mau Fertilizer JSC	47,317

32,200	Petrovietnam Fertilizer & Chemicals JSC	53,904

70,500	PetroVietnam Technical Services Corp	60,832

Shares	Description	Value ($)

	Vietnam — continued

35,000	Pha Lai Thermal Power JSC	18,934

1,135,075	Saigon – Hanoi Commercial Joint Stock Bank *	471,016

219,800	Saigon Thuong Tin Commercial JSB *	180,603

2,011,600	SSI Securities Corp	1,591,453

331,600	Vietnam Dairy Products JSC	1,118,669

1,329,600	Vietnam Joint Stock Commercial Bank for Industry and Trade	1,484,894

202,500	Vinhomes JSC	450,253

3,875,600	VNDirect Securities Corp	2,170,113

	Total Vietnam	11,920,850

	TOTAL COMMON STOCKS (COST $3,564,392,395)	3,103,194,856

	PREFERRED STOCKS (g) — 1.9%

	Brazil — 1.3%

70,900	Banco do Estado do Rio Grande do Sul SA – Class B	136,216

2,145,178	Bradespar SA	11,698,679

833,820	Cia Energetica de Minas Gerais	1,844,596

50	Cia Energetica de Minas Gerais Sponsored ADR (a)	110

2,488,400	Cia Paranaense de Energia – Class B	3,874,526

189,400	Gerdau SA	1,152,236

331,504	Gerdau SA Sponsored ADR	2,022,174

171,700	Itau Unibanco Holding SA	860,262

799,800	Itau Unibanco Holding SA Sponsored ADR	3,983,004

2,957,300	Petroleo Brasileiro SA	15,192,966

857,980	Petroleo Brasileiro SA Sponsored ADR	8,794,295

5,940	Unipar Carbocloro SA – Class B	111,237

	Total Brazil	49,670,301

	Chile — 0.1%

34,984	Embotelladora Andina SA – Class B	67,441

23,000	Sociedad Quimica y Minera de Chile SA Sponsored ADR	2,280,680

	Total Chile	2,348,121

	Germany — 0.2%

52,738	Bayerische Motoren Werke AG	4,576,286

4,088	Draegerwerk AG & Co KGaA (a)	185,289

3,461	Villeroy & Boch AG	60,500

22,038	Volkswagen AG (a)	3,255,247

	Total Germany	8,077,322

	Russia — 0.0%

15,222	Bashneft PJSC (e)	12,135

79,750	Nizhnekamskneftekhim PJSC (e)	6,433

49,530	Sberbank of Russia PJSC * (e) (f)	7,424

20,862,000	Surgutneftegas PJSC (e)	593,947

GMO Implementation Fund

(A Series of GMO Trust)

Consolidated Schedule of Investments — (Continued)

(showing percentage of total net assets)

November 30, 2022 (Unaudited)

Shares / Par Value†		Description	Value ($)

		Russia — continued

	12,313	Tatneft PJSC (e)	4,975

	337	Transneft PJSC (e)	34,211

		Total Russia	659,125

		South Korea — 0.3%

	5,895	Hyundai Motor Co GDR (Registered)	182,790

	6,750	LG Electronics Inc	237,863

	71	LG H&H Co Ltd	15,047

	216,689	Samsung Electronics Co Ltd	9,317,985

	1,358	Samsung Electronics Co Ltd GDR (Registered)	1,468,129

		Total South Korea	11,221,814

		Taiwan — 0.0%

	68,864	Chailease Holding Co Ltd	215,385

		United States — 0.0%

	39	Gulfport Energy Corp. (c)	217,425

	2,313	Murray Energy Corp. (e)	1,399,365

		Total United States	1,616,790

		TOTAL PREFERRED STOCKS (COST $85,902,427)	73,808,858

		RIGHTS/WARRANTS — 0.0%

		Australia — 0.0%

	18,570	Sandfire Resources Ltd. * (c)	—

		Canada — 0.0%

	222,285	Clementia Pharmaceuticals Inc * (c)	277,856

		France — 0.0%

	52,004	ALD SA *	113,101

		United States — 0.0%

	408,963	Bristol-Myers Squibb Co. CVR * (c)	756,582

		TOTAL RIGHTS/WARRANTS (COST $1,183,901)	1,147,539

		INVESTMENT FUNDS — 0.4%

		United States — 0.4%

	4,418,828	Altaba, Inc. (c)	16,570,605

		TOTAL INVESTMENT FUNDS (COST $12,512,701)	16,570,605

		DEBT OBLIGATIONS — 33.2%

		Austria — 0.0%

		Corporate Debt — 0.0%

EUR	1,600,000	ams-OSRAM AG, Reg S, 2.13%, due 11/03/27	1,138,167

Par Value†		Description	Value ($)

		Canada — 0.1%

		Corporate Debt — 0.1%

	4,539,000	Bombardier Inc, 144A, 7.88%, due 04/15/27	4,465,196

		China — 0.0%

		Corporate Debt — 0.0%

	6,630,000	Scenery Journey Ltd, Reg S, 11.50%, due 10/24/22 (h)	364,650

	709,000	Scenery Journey Ltd, Reg S, 13.00%, due 11/06/22 (h)	38,995

	2,130,000	Scenery Journey Ltd, Reg S, 12.00%, due 10/24/23 (h)	117,150

		Total China	520,795

		Israel — 0.1%

		Corporate Debt — 0.1%

	5,496,000	Teva Pharmaceutical Finance Co LLC, 6.15%, due 02/01/36	4,694,958

		Netherlands — 0.0%

		Corporate Debt — 0.0%

EUR	490,150	Evander Gold Mines Ltd, Variable Rate, 10.00%, due 04/19/26 (e) (h)	51

		Ukraine — 0.1%

		Corporate Debt — 0.1%

	319,000	MHP Lux SA, 144A, 6.95%, due 04/03/26 (c) (h)	159,500

	1,740,000	MHP Lux SA, Reg S, 6.25%, due 09/19/29 (c) (h)	852,600

	814,000	MHP SE, Reg S, 7.75%, due 05/10/24 (c) (h)	423,280

		Total Ukraine	1,435,380

		United Kingdom — 0.1%

		Corporate Debt — 0.1%

GBP	2,447,000	Deuce Finco Plc, Reg. S, 144A, 5.50%, due 06/15/27	2,347,365

		United States — 32.8%

		Asset-Backed Securities — 0.0%

	7,063,382	Crest G-Star LP, Series 2001-1A, Class D, 144A, 9.00%, due 11/28/35 (h)	7

		Bank Loans — 0.6%

	253,261	American Consolidated Natural Resources, Inc., 2020 Exit Term Loan, Variable Rate, 1 mo. LIBOR plus 13.00%, 16.91%, due 09/16/25 (c)	253,261

	4,016,250	American Tire Distributors Holdings, Inc., 10.27%, due 10/20/28 (c)	3,654,788

	640,205	Envision Healthcare Corp., 2018 1st Lien Term Loan, Variable Rate, 2 mo. LIBOR plus 3.75%, 3.75%, due 10/10/25 (c)	182,459

GMO Implementation Fund

(A Series of GMO Trust)

Consolidated Schedule of Investments — (Continued)

(showing percentage of total net assets)

November 30, 2022 (Unaudited)

Par Value†	Description	Value ($)

	Bank Loans — continued

843,617	Envision Healthcare Corp., 2022 Third Out Term Loan, Variable Rate, 3mo. SOFR plus 4.25%, 7.88%, due 03/31/27 (c)	189,814

344,808	Envision Healthcare Corp., 2022 Second Out Term Loan, Variable Rate, 1mo. SOFR plus 4.25%, 8.38%, due 03/31/27 (c)	115,511

2,429,173	Frontier Communications Corp., 2021 1st Lien Term Loan, Variable Rate, 3 mo. LIBOR plus 3.75%, 7.44%, due 05/01/28 (c)	2,307,714

9,725,219	Gibson Brands, Inc., 2021 Term Loan, Variable Rate, 1 mo. LIBOR plus 5.00%, 9.13%, due 08/11/28 (c)	7,585,671

2,165,542	Peloton Interactive, Inc, Term Loan, Variable Rate, 8.35%, due 05/25/27 (c)	2,097,868

4,892,368	SeaWorld Parks & Entertainment, Inc., 2021 Term Loan B, Variable Rate, 1 mo. LIBOR plus 3.00%, 7.13%, due 08/25/28 (c)	4,786,350

1,260,370	TGP Holdings III LLC, 2021 Term Loan, Variable Rate, 1 mo. LIBOR plus 3.25%, 7.00%, due 06/29/28 (c)	1,009,090

166,188	TGP Holdings III LLC, 2021 Delayed Draw Term Loan, Variable Rate, 7.62%, due 06/29/28 (c)	133,055

	Total Bank Loans	22,315,581

	Corporate Debt — 3.0%

4,136,037	Alaska Airlines Pass-Through Trust – Class B, 144A, 8.00%, due 02/15/27	4,129,308

1,589,123	American Airlines Pass-Through Trust – Class B, 3.70%, due 11/01/24	1,558,492

4,652,703	American Airlines Pass-Through Trust – Class B, 4.40%, due 03/22/25	4,535,890

2,122,731	American Airlines Pass-Through Trust – Class B, 5.25%, due 07/15/25	2,061,681

5,212,736	American Airlines Pass-Through Trust – Class B, 4.95%, due 08/15/26	4,881,125

3,226,531	American Airlines Pass-Through Trust – Class B, 3.70%, due 04/15/27	2,915,210

2,499,205	American Airlines Pass-Through Trust – Class B, 3.75%, due 04/15/27	2,179,781

2,447,721	American Airlines Pass-Through Trust – Class B, 3.85%, due 08/15/29	2,048,967

1,759,925	American Airlines Pass-Through Trust – Class B, 144A, 4.38%, due 12/15/25	1,636,142

1,140,000	Antero Midstream Partners LP / Antero Midstream Finance Corp., 144A, 5.75%, due 01/15/28	1,077,300

1,188,000	Bath & Body Works, Inc., 6.88%, due 11/01/35	1,075,140

1,413,000	Boeing Co. (The), 5.93%, due 05/01/60	1,311,465

4,765,000	CEC Entertainment LLC, 144A, 6.75%, due 05/01/26	4,457,229

Par Value†	Description	Value ($)

	Corporate Debt — continued

7,850,000	Cedar Fair LP / Canada’s Wonderland Co. / Magnum Management Corp. / Millennium Op, 6.50%, due 10/01/28	7,536,000

768,000	Cumulus Media New Holdings, Inc., 144A, 6.75%, due 07/01/26	643,546

4,856,000	Dave & Buster’s, Inc., 144A, 7.63%, due 11/01/25	4,879,871

2,010,000	EnLink Midstream Partners LP, 5.60%, due 04/01/44	1,668,300

1,818,000	EnLink Midstream Partners LP, 5.05%, due 04/01/45	1,380,862

1,565,000	EnLink Midstream Partners LP, 5.45%, due 06/01/47	1,267,650

1,400,000	Esc Cb Gulfport Energy, 6.38%, due 01/15/26 (e) (h)	140

1,340,000	Ford Motor Credit Co. LLC, 5.58%, due 03/18/24	1,324,925

290,000	Ford Motor Credit Co. LLC, 4.27%, due 01/09/27	268,334

890,000	Ford Motor Credit Co. LLC, 5.11%, due 05/03/29	829,738

330,563	Frontier Communications Holdings LLC, 5.88%, due 11/01/29	263,857

11,423,000	Frontier Communications Holdings LLC, 144A, 6.00%, due 01/15/30	9,347,212

860,000	Goldman Sachs Group, Inc. (The), Variable Rate, 5 year CMT + 3.22%, 4.95%, due 02/10/25	777,992

1,877,000	GPS Hospitality Holding Co. LLC / GPS Finco, Inc., 144A, 7.00%, due 08/15/28	1,284,750

18,156	Gulfport Energy Corp., 8.00%, due 05/17/26	18,097

432,458	JetBlue Pass-Through Trust, Series 1B – Class B, 7.75%, due 05/15/30	418,972

2,534,100	JPMorgan Chase & Co., Variable Rate, SOFR + 2.75%, 4.00%, due 04/01/25	2,105,406

2,615,000	Marriott Ownership Resorts, Inc., 4.75%, due 01/15/28	2,293,959

5,071,000	NCL Finance Ltd., 144A, 6.13%, due 03/15/28	3,908,106

1,540,000	Outfront Media Capital LLC/Outfront Media Capital Corp., 144A, 4.63%, due 03/15/30	1,289,050

1,454,000	Owens & Minor, Inc., 4.38%, due 12/15/24	1,388,359

4,931,000	Park Intermediate Holdings LLC / PK Domestic Property LLC/PK Finance Co-Issuer, 144A, 5.88%, due 10/01/28	4,566,451

1,733,000	Redfin Corp., 0.00, due 10/15/25	1,031,135

6,282,000	Rithm Capital Corp., 144A, 6.25%, due 10/15/25	5,671,697

1,076,000	ROCC Holdings LLC, 144A, 9.25%, due 08/15/26	1,076,522

GMO Implementation Fund

(A Series of GMO Trust)

Consolidated Schedule of Investments — (Continued)

(showing percentage of total net assets)

November 30, 2022 (Unaudited)

Par Value†	Description	Value ($)

	Corporate Debt — continued

3,851,000	Royal Caribbean Cruises Ltd., 7.50%, due 10/15/27	3,385,596

1,953,000	Royal Caribbean Cruises Ltd., 144A,

	5.50%, due 08/31/26	1,694,228

3,254,000	Royal Caribbean Cruises Ltd., 144A,

	5.50%, due 04/01/28	2,656,078

2,967,000	SeaWorld Parks & Entertainment, Inc.,

	144A, 8.75%, due 05/01/25	3,033,672

3,495,000	Tempur Sealy International, Inc., 144A,

	3.88%, due 10/15/31	2,713,203

1,878,000	Townsquare Media, Inc., 144A, 6.88%, due 02/01/26	1,742,236

2,230,000	Triumph Group, Inc., 144A, 8.88%, due 06/01/24	2,280,175

1,846,000	United Wholesale Mortgage LLC, 144A, 5.75%, due 06/15/27	1,633,710

1,680,000	Wayfair, Inc., 0.63%, due 10/01/25	1,071,000

3,921,000	Wynn Resorts Finance LLC / Wynn Resorts Capital Corp., 144A, 5.13%, due 10/01/29	3,407,772

2,278,000	XHR LP, 144A, 4.88%, due 06/01/29	1,947,075

	Total Corporate Debt	114,673,406

	U.S. Government — 29.2%

298,000,000	U.S. Treasury Note, 0.13%, due 02/28/23	294,877,460

247,300,000	U.S. Treasury Note, 0.13%, due 04/30/23 (a) (i)	242,692,106

205,000,000	U.S. Treasury Note, 0.13%, due 06/30/23 (a)	199,562,695

100,000,000	U.S. Treasury Note, 0.13%, due 07/31/23	96,988,281

70,000,000	U.S. Treasury Note, Variable Rate, USBM + 0.04%, 4.37%, due 10/31/23	70,052,603

175,000,000	U.S. Treasury Note, Variable Rate, USBM - 0.08%, 4.26%, due 04/30/24	174,692,898

52,105,000	U.S. Treasury Note, Variable Rate, USBM + 0.04%, 4.37%, due 07/31/24 (a)	52,038,577

	Total U.S. Government	1,130,904,620

	Total United States	1,267,893,614

	TOTAL DEBT OBLIGATIONS (COST $1,311,486,159)	1,282,495,526

Shares / Par Value†	Description	Value ($)

	MUTUAL FUNDS — 0.4%

	United States — 0.4%

	Affiliated Issuers — 0.4%

2,585,945	GMO U.S. Treasury Fund	12,878,006

	TOTAL MUTUAL FUNDS (COST $12,981,989)	12,878,006

	SHORT-TERM INVESTMENTS — 4.8%

	Money Market Funds — 0.2%

7,591,756	State Street Institutional Treasury Money Market Fund – Premier Class, 3.49% (j)	7,591,756

872,228	State Street U.S. Treasury Liquidity Fund – Class D, 3.69% (i)	872,228

	Total Money Market Funds	8,463,984

	Repurchase Agreements — 4.1%

159,910,888	Daiwa Capital Markets America, Inc. Repurchase Agreement, dated 11/30/22, maturing on 12/01/22 with a maturity value of $159,927,767 and an effective yield of 3.80%, collateralized by a U.S. Treasury Note with maturity date 04/30/29 and a market value of $163,174,375.	159,910,888

	U.S. Government — 0.5%

18,500,000	U.S. Treasury Bill, 4.61%, due 05/18/23 (a) (i) (k)	18,113,399

	TOTAL SHORT-TERM INVESTMENTS (COST $186,681,382)	186,488,271

PURCHASED OPTIONS – 0.0%

Description	Exercise Price	Expiration Date	Number of Contracts	Notional Amount		Value ($)
Equity Options – Puts – 0.0%

Continental Resources, Inc.	70.00	12/16/22	1,237	USD	9,187,817	6,185

	TOTAL PURCHASED OPTIONS (COST $42,837)					6,185

	TOTAL INVESTMENTS — 120.9% (Cost $5,175,183,791)					4,676,589,846

GMO Implementation Fund

(A Series of GMO Trust)

Consolidated Schedule of Investments — (Continued)

(showing percentage of total net assets)

November 30, 2022 (Unaudited)

Shares		Description	Value ($)

		SECURITIES SOLD SHORT — (23.6)%

		Common Stocks — (23.4)%

		Australia — (0.5)%

	(105,394)	ASX Ltd	(5,080,393)

	(22,249)	Cochlear Ltd	(3,272,348)

	(16,433)	Domino’s Pizza Enterprises Ltd	(752,623)

	(130,199)	IDP Education Ltd	(2,680,590)

	(1,328,108)	Qantas Airways Ltd *	(5,703,733)

	(48,635)	Ramsay Health Care Ltd	(2,188,814)

‘		Total Australia	(19,678,501)

		Austria — (0.2)%

	(66,714)	Verbund AG	(6,039,191)

		Belgium — (0.2)%

	(105,684)	Anheuser-Busch InBev SA/NV	(6,232,754)

		Canada — (1.3)%

	(83,500)	Agnico Eagle Mines Ltd	(4,205,895)

	(333,500)	Algonquin Power & Utilities Corp	(2,517,925)

	(254,400)	AltaGas Ltd	(4,268,526)

	(49,800)	BCE Inc	(2,372,472)

	(140,500)	Brookfield Renewable Corp – Class A	(4,581,705)

	(145,100)	Enbridge Inc	(5,991,179)

	(41,700)	Franco-Nevada Corp	(6,093,204)

	(325,800)	Pan American Silver Corp	(5,339,862)

	(179,400)	Pembina Pipeline Corp	(6,544,512)

	(105,800)	Restaurant Brands International Inc	(7,019,830)

	(43,400)	Ritchie Bros Auctioneers Inc	(2,380,490)

		Total Canada	(51,315,600)

		Denmark — (0.1)%

	(5,540)	Coloplast A/S – Class B	(654,921)

	(93,412)	Tryg A/S	(2,173,333)

		Total Denmark	(2,828,254)

		Finland — (0.0)%

	(23,688)	Elisa Oyj	(1,232,184)

		France — (0.8)%

	(190,790)	Accor SA *	(5,025,441)

	(35,215)	Aeroports de Paris *	(5,427,954)

	(9,184)	Euronext NV	(702,563)

	(359,213)	Getlink SE	(5,936,135)

	(4,488)	Hermes International	(7,294,247)

	(5,580)	Sartorius Stedim Biotech	(1,904,472)

	(21,144)	Ubisoft Entertainment SA *	(588,188)

	(24,439)	Wendel SE	(2,275,609)

		Total France	(29,154,609)

		Germany — (0.9)%

	(143,565)	Delivery Hero SE *	(6,284,224)

	(29,524)	Deutsche Boerse AG	(5,425,757)

Shares	Description	Value ($)

	Germany — continued

(12,678)	MTU Aero Engines AG	(2,673,322)

(4,016)	Muenchener Rueckversicherungs-Gesellschaft AG in Muenchen (Registered)	(1,268,479)

(41,837)	Puma SE	(2,165,218)

(9,179)	QIAGEN NV *	(458,263)

(4,733)	Rational AG	(2,973,763)

(10,342)	Scout24 SE	(567,653)

(51,983)	Symrise AG – Class A	(5,961,864)

(1,783,821)	Telefonica Deutschland Holding AG	(4,266,453)

(27,297)	Zalando SE *	(858,567)

	Total Germany	(32,903,563)

	Ireland — (0.0)%

(5,899)	Flutter Entertainment Plc *	(878,346)

	Israel — (0.2)%

(40,600)	CyberArk Software Ltd *	(6,052,242)

(18,400)	Wix.com Ltd *	(1,665,016)

	Total Israel	(7,717,258)

	Italy — (0.6)%

(163,918)	Amplifon SPA	(4,643,323)

(26,849)	Ferrari NV (d)	(5,992,748)

(9,400)	Ferrari NV (d)	(2,096,670)

(441,398)	FinecoBank Banca Fineco SPA	(7,169,056)

(503,761)	Infrastrutture Wireless Italiane SPA	(5,024,395)

	Total Italy	(24,926,192)

	Japan — (2.4)%

(184,300)	Aeon Co Ltd	(3,803,529)

(269,600)	ANA Holdings Inc *	(5,804,980)

(212,900)	Asahi Intecc Co Ltd	(3,811,088)

(1,500)	Fast Retailing Co Ltd	(891,959)

(58,700)	GMO Payment Gateway Inc	(5,314,652)

(285,900)	Japan Airlines Co Ltd *	(5,714,900)

(141,800)	Japan Exchange Group Inc	(2,053,145)

(95,600)	Keio Corp	(3,581,433)

(53,300)	Keisei Electric Railway Co Ltd	(1,526,962)

(25,400)	Kintetsu Group Holdings Co Ltd	(907,826)

(33,600)	Lasertec Corp	(6,333,665)

(192,600)	M3 Inc	(6,040,470)

(372,700)	MonotaRO Co Ltd	(6,447,811)

(64,100)	Nidec Corp	(4,036,541)

(277,000)	Nihon M&A Center Holdings Inc	(3,792,316)

(420,800)	Nippon Paint Holdings Co Ltd	(3,484,959)

(26,300)	Nissin Foods Holdings Co Ltd	(2,004,191)

(254,500)	Odakyu Electric Railway Co Ltd	(3,359,503)

(39,900)	Oriental Land Co Ltd	(5,767,565)

(1,042,200)	Rakuten Group Inc	(5,007,322)

(62,200)	Shiseido Co Ltd	(2,656,558)

(107,800)	Tobu Railway Co Ltd	(2,602,448)

(255,200)	Tokyu Corp	(3,259,187)

GMO Implementation Fund

(A Series of GMO Trust)

Consolidated Schedule of Investments — (Continued)

(showing percentage of total net assets)

November 30, 2022 (Unaudited)

Shares	Description	Value ($)

	Japan — continued

(123,400)	West Japan Railway Co	(5,256,800)

	Total Japan	(93,459,810)

	Netherlands — (0.6)%

(3,939)	Adyen NV *	(6,205,180)

(34,563)	IMCD NV	(5,112,014)

(173,206)	Just Eat Takeaway.com NV *	(4,012,869)

(14,645)	OCI NV	(619,981)

(281,603)	Universal Music Group NV	(6,696,735)

	Total Netherlands	(22,646,779)

	New Zealand — (0.1)%

(101,715)	Xero Ltd *	(5,054,754)

	Norway — (0.1)%

(161,515)	Aker BP ASA	(5,619,148)

	Peru — (0.2)%

(111,055)	Southern Copper Corp	(6,776,576)

	Singapore — (0.2)%

(463,500)	Grab Holdings Ltd – Class A *	(1,399,770)

(567,700)	Singapore Airlines Ltd	(2,303,194)

(554,800)	Singapore Exchange Ltd	(3,713,496)

	Total Singapore	(7,416,460)

	Spain — (0.3)%

(156,192)	Cellnex Telecom SA *	(5,371,211)

(259,866)	Ferrovial SA	(6,988,395)

	Total Spain	(12,359,606)

	Sweden — (0.2)%

(65,221)	Evolution AB	(6,718,021)

	Switzerland — (0.3)%

(9)	Chocoladefabriken Lindt & Spruengli AG (Registered)	(926,899)

(5,192)	Partners Group Holding AG	(5,173,150)

(7,423)	Sika AG (Registered)	(1,897,026)

(38,962)	Straumann Holding AG (Registered)	(4,547,309)

	Total Switzerland	(12,544,384)

	United Kingdom — (1.1)%

(62,276)	Admiral Group Plc	(1,522,522)

(713,591)	Auto Trader Group Plc	(4,926,138)

(1,633)	Croda International Plc	(135,041)

(62,577)	Halma Plc	(1,659,937)

(381,249)	Hargreaves Lansdown Plc	(3,928,193)

(953,698)	Informa Plc	(7,152,064)

(68,522)	InterContinental Hotels Group Plc	(3,988,198)

(70,748)	London Stock Exchange Group Plc	(7,084,383)

(562,807)	Ocado Group Plc *	(4,260,866)

(6,077,018)	Rolls-Royce Holdings Plc *	(6,733,630)

Shares	Description	Value ($)

	United Kingdom — continued

(16,397)	Spirax-Sarco Engineering Plc	(2,239,361)

	Total United Kingdom	(43,630,333)

	United States — (13.1)%

(246,100)	AES Corp. (The)	(7,117,212)

(31,900)	Alnylam Pharmaceuticals, Inc. *	(7,036,821)

(108,700)	Altria Group, Inc.	(5,063,246)

(13,700)	American Tower Corp. (REIT)	(3,031,125)

(4,700)	Amgen, Inc.	(1,346,080)

(18,100)	Aon Plc – Class A	(5,579,868)

(145,300)	Aramark	(6,044,480)

(34,300)	Arthur J Gallagher & Co.	(6,829,473)

(22,600)	Autodesk, Inc. *	(4,564,070)

(10,700)	Automatic Data Processing, Inc.	(2,826,298)

(12,369)	Beacon Roofing Supply, Inc. *	(722,226)

(45,600)	Bill.Com Holdings, Inc. *	(5,491,152)

(24,100)	BioMarin Pharmaceutical, Inc. *	(2,433,618)

(59,600)	Bio-Techne Corp.	(5,065,404)

(39,200)	Boeing Co. (The) *	(7,012,096)

(26,502)	Broadcom, Inc.	(14,603,397)

(39,900)	Burlington Stores, Inc. *	(7,807,632)

(131,400)	Caesars Entertainment, Inc. *	(6,676,434)

(97,100)	Ceridian HCM Holding, Inc. *	(6,645,524)

(50,469)	Charter Communications, Inc. – Class A *	(19,748,015)

(4,200)	Chipotle Mexican Grill, Inc. – Class A *	(6,833,232)

(112,100)	Cloudflare, Inc. – Class A *	(5,508,594)

(22,800)	CME Group, Inc.	(4,024,200)

(237,598)	Columbia Banking System, Inc.	(8,092,588)

(107,000)	Coupa Software, Inc. *	(6,766,680)

(19,400)	Crown Castle, Inc. (REIT)	(2,743,742)

(161,200)	Delta Air Lines, Inc. *	(5,701,644)

(56,600)	Dexcom, Inc. *	(6,581,448)

(40,500)	Diamondback Energy, Inc.	(5,994,810)

(68,700)	Dominion Energy, Inc.	(4,198,257)

(43,800)	Equity LifeStyle Properties, Inc. (REIT)	(2,909,196)

(1,200)	Erie Indemnity Co. – Class A	(338,868)

(54,400)	Essential Utilities, Inc.	(2,624,256)

(142,500)	Exact Sciences Corp. *	(6,405,375)

(103,000)	Fastenal Co.	(5,305,530)

(104,800)	Fortinet, Inc. *	(5,571,168)

(50,866)	Frontier Communications Parent, Inc. *	(1,310,817)

(17,700)	Gartner, Inc. *	(6,201,549)

(85,300)	Guidewire Software, Inc. *	(5,059,143)

(29,158)	HEICO Corp.	(4,732,635)

(29,700)	Hess Corp.	(4,274,127)

(17,800)	HubSpot, Inc. *	(5,393,934)

(15,100)	IDEXX Laboratories, Inc. *	(6,430,637)

(92,100)	Ingersoll Rand, Inc.	(4,970,637)

(22,000)	Insulet Corp. *	(6,586,140)

(23,541)	Intercontinental Exchange, Inc.	(2,549,726)

(29,500)	IQVIA Holdings, Inc. *	(6,431,590)

(63,300)	Iron Mountain, Inc. (REIT)	(3,439,089)

GMO Implementation Fund

(A Series of GMO Trust)

Consolidated Schedule of Investments — (Continued)

(showing percentage of total net assets)

November 30, 2022 (Unaudited)

Shares	Description	Value ($)

	United States — continued

(484,975)	Liberty Global Plc – Class C *	(10,029,283)

(146,233)	Liberty Media Corp.-Liberty Formula One – Class C *	(8,911,439)

(19,300)	Linde Plc *	(6,494,064)

(63,500)	Live Nation Entertainment, Inc. *	(4,620,260)

(1,000)	LPL Financial Holdings, Inc.	(236,710)

(20,800)	MarketAxess Holdings, Inc.	(5,572,736)

(12,800)	Marriott International, Inc. – Class A	(2,116,480)

(30,400)	Marsh & McLennan Cos., Inc.	(5,264,672)

(43,398)	MaxLinear, Inc. *	(1,588,367)

(10,700)	McDonald’s Corp.	(2,918,853)

(7,600)	McKesson Corp.	(2,900,768)

(31,700)	MongoDB, Inc. – Class A *	(4,840,273)

(9,800)	Monolithic Power Systems, Inc.	(3,743,208)

(10,600)	Moody’s Corp.	(3,161,662)

(2,800)	Motorola Solutions, Inc.	(762,160)

(12,800)	MSCI, Inc. – Class A	(6,500,224)

(463,975)	New York Community Bancorp, Inc.	(4,338,166)

(83,000)	Newmont Corp.	(3,940,010)

(186,800)	NiSource, Inc.	(5,219,192)

(83,000)	Novocure Ltd. *	(6,377,720)

(101,600)	Okta, Inc. *	(5,417,312)

(86,000)	ONEOK, Inc.	(5,755,120)

(536,400)	Palantir Technologies, Inc. – Class A *	(4,023,000)

(45,800)	Paychex, Inc.	(5,680,574)

(60,700)	Philip Morris International, Inc.	(6,049,969)

(19,900)	PTC, Inc. *	(2,531,479)

(3,500)	Public Storage (REIT)	(1,042,860)

(134,400)	ROBLOX Corp. – Class A *	(4,269,888)

(89,200)	Roku, Inc. *	(5,295,804)

(152,750)	Rollins, Inc.	(6,177,210)

(115,100)	Royal Caribbean Cruises Ltd. *	(6,897,943)

(3,600)	RPM International, Inc.	(373,032)

(10,300)	S&P Global, Inc.	(3,633,840)

(39,500)	Seagen, Inc. *	(4,794,905)

(13,200)	ServiceNow, Inc. *	(5,495,160)

(23,100)	Sherwin-Williams Co. (The)	(5,756,058)

(25,700)	Simon Property Group, Inc. (REIT)	(3,069,608)

(106,700)	Snap, Inc. – Class A *	(1,100,077)

(31,100)	Snowflake, Inc. – Class A *	(4,444,190)

(63,900)	Starbucks Corp.	(6,530,580)

(60,800)	Sysco Corp.	(5,259,808)

(185,800)	Teladoc Health, Inc. *	(5,297,158)

(27,000)	Tesla, Inc. *	(5,256,900)

(9,300)	T-Mobile U.S., Inc. *	(1,408,578)

(100,900)	Trade Desk, Inc. (The) – Class A *	(5,260,926)

(8,600)	TransDigm Group, Inc.	(5,405,100)

(107,200)	Twilio, Inc. – Class A *	(5,254,944)

(193,900)	Uber Technologies, Inc. *	(5,650,246)

(63,700)	UDR, Inc. (REIT)	(2,641,639)

(22,800)	Vail Resorts, Inc.	(5,871,912)

(11,800)	Vulcan Materials Co.	(2,163,294)

Shares / Par Value†	Description	Value ($)

	United States — continued

(208,100)	Williams Cos., Inc. (The)	(7,221,070)

(67,749)	Zillow Group, Inc. – Class C *	(2,573,107)

(200)	Zoetis, Inc.	(30,828)

(38,100)	Zscaler, Inc. *	(5,084,445)

	Total United States	(504,878,594)

	TOTAL COMMON STOCKS (PROCEEDS $1,009,657,639)	(904,010,917)

	PREFERRED STOCKS (g) — (0.1)%

	Germany — (0.1)%

(13,594)	Sartorius AG	(5,110,756)

	TOTAL PREFERRED STOCKS (PROCEEDS $5,519,138)	(5,110,756)

	DEBT OBLIGATIONS — (0.1)%

	China — (0.1)%

	Corporate Debt — (0.1)%

(3,610,000)	Huarong Finance Co Ltd, 3.75%, due 05/29/24	(3,401,098)

(1,390,000)	Huarong Finance II Co Ltd, 5.50%, due 01/16/25	(1,312,973)

	Total China	(4,714,071)

	TOTAL DEBT OBLIGATIONS (PROCEEDS $4,710,100)	(4,714,071)

	TOTAL SECURITIES SOLD SHORT (PROCEEDS $1,019,886,877)	(913,835,744)

	Other Assets and Liabilities (net) —2.7%	105,577,767

	TOTAL NET ASSETS — 100.0%	$3,868,331,869

GMO Implementation Fund

(A Series of GMO Trust)

Consolidated Schedule of Investments — (Continued)

November 30, 2022 (Unaudited)

Additional information on each restricted security is as follows:

Issuer Description	Acquisition Date	Acquisition Cost	Value as a Percentage of Fund’s Net Assets	Value as of November 30, 2022

Alrosa PJSC	12/06/17	$15,372,968	0.0%	$761,137

Magnitogorsk Iron & Steel Works PJSC	06/16/21	4,815,566	0.0%	206,448

PhosAgro PJSC GDR	10/15/21	2,792	0.0%	291

Sberbank of Russia PJSC	09/09/20	29,636,901	0.0%	1,255,014

Sberbank of Russia PJSC	01/10/22	183,324	0.0%	7,424

Severstal PAO	02/02/21	126,125	0.0%	6,681

Severstal PJSC GDR (Registered)	10/23/17	5,003,828	0.0%	236,777

VTB Bank PJSC	01/09/20	587,690	0.0%	14,522

				$2,488,294

A summary of outstanding financial instruments at November 30, 2022 is as follows:

Forward Currency Contracts

Settlement Date	Counter- party	Currency Sold		Currency Purchased		Net Unrealized Appreciation (Depreciation) ($)
01/17/2023	DB	CAD	4,445,328	USD	3,310,413	3,205
02/16/2023	JPM	CHF	24,792,875	USD	26,464,453	17,381
01/31/2023	BCLY	CHF	32,058,675	USD	34,142,384	7,797
01/18/2023	JPM	CZK	181,911,617	USD	7,772,008	13,706
01/18/2023	MSCI	EUR	1,004,700	USD	1,051,480	1,940
01/31/2023	SSB	EUR	30,650,000	USD	32,119,055	72,378
02/08/2023	MSCI	SEK	128,000,000	USD	12,312,842	67,117
02/09/2023	JPM	USD	11,016,665	AUD	16,380,000	133,664
01/23/2023	UBSA	USD	2,366,758	AUD	3,502,209	15,626
01/23/2023	DB	USD	36,062	AUD	53,569	378
12/02/2022	MSCI	USD	14,666,785	BRL	78,653,512	489,933
12/02/2022	GS	USD	1,116,546	BRL	5,900,000	20,398
02/02/2023	MSCI	USD	7,085,918	BRL	38,626,756	269,528
12/02/2022	CITI	USD	1,378,893	BRL	7,300,000	27,834
02/02/2023	MSCI	USD	30,491,272	CAD	41,503,042	391,667
02/02/2023	BCLY	USD	10,762,538	CAD	14,510,000	34,536
02/07/2023	BOA	USD	3,565,068	CAD	4,820,068	21,904
01/17/2023	MSCI	USD	1,538,602	CAD	2,083,474	11,449
01/12/2023	MSCI	USD	2,219,726	CLP	2,090,000,000	111,934
01/31/2023	MSCI	USD	18,075,788	EUR	17,304,442	17,193
01/31/2023	DB	USD	2,237,404	EUR	2,147,078	7,513
02/21/2023	MSCI	USD	4,101,540	GBP	3,470,000	90,979
02/16/2023	MSCI	USD	1,392,153	HUF	564,351,113	13,287
02/16/2023	CITI	USD	996,693	HUF	405,000,000	11,905
02/03/2023	JPM	USD	7,511,275	IDR	117,927,015,400	15,322
12/12/2022	MSCI	USD	32,443,614	JPY	4,677,956,547	1,472,678
01/17/2023	MSCI	USD	28,893,620	JPY	4,199,470,971	1,703,682
12/12/2022	BCLY	USD	1,473,392	JPY	218,296,089	109,307
12/12/2022	JPM	USD	1,896,902	JPY	279,557,500	129,956
01/17/2023	BCLY	USD	16,296,851	JPY	2,353,713,488	852,281
01/17/2023	DB	USD	120,174	JPY	16,694,721	1,463
01/24/2023	MSCI	USD	7,304,391	MXN	149,181,232	356,563
01/18/2023	MSCI	USD	31,300,334	NOK	328,522,042	2,116,107
01/24/2023	MSCI	USD	320,954	NZD	522,768	8,713
01/12/2023	MSCI	USD	2,769,490	PEN	11,120,000	119,565
12/02/2022	CITI	USD	1,330,398	PHP	76,000,000	13,308
12/02/2022	JPM	USD	897,385	PHP	51,500,000	13,153
12/05/2022	SSB	USD	147,340	PHP	8,329,112	131

Settlement Date	Counter- party	Currency Sold		Currency Purchased		Net Unrealized Appreciation (Depreciation) ($)
02/21/2023	BCLY	USD	677,589	PLN	3,150,000	15,181
02/08/2023	MSCI	USD	11,863,506	SEK	129,427,296	518,767
02/08/2023	BCLY	USD	3,909,820	SEK	41,500,000	60,474
02/21/2023	GS	USD	663,076	SGD	910,000	6,226
02/21/2023	MSCI	USD	679,740	THB	24,000,000	6,587
02/06/2023	CITI	USD	789,720	TWD	24,000,000	3,639
01/23/2023	BCLY	AUD	2,105,236	USD	1,421,217	(10,873)
01/23/2023	DB	AUD	1,386,682	USD	919,608	(23,685)
12/02/2022	CITI	BRL	7,300,000	USD	1,344,150	(62,577)
12/02/2022	MSCI	BRL	78,653,512	USD	14,734,995	(421,723)
12/02/2022	GS	BRL	5,900,000	USD	1,114,448	(22,496)
02/07/2023	MSCI	CAD	23,890,992	USD	17,680,359	(98,716)
02/16/2023	JPM	CHF	6,550,000	USD	6,948,386	(38,635)
01/31/2023	SSB	CHF	931,543	USD	990,351	(1,513)
01/31/2023	MSCI	CHF	1,204,898	USD	1,274,512	(8,408)
01/12/2023	MSCI	CLP	1,700,274,000	USD	1,758,025	(138,845)
01/18/2023	MSCI	EUR	100,200	USD	103,783	(889)
02/21/2023	BBH	GBP	1,083,800	USD	1,287,597	(21,871)
01/23/2023	BCLY	GBP	1,258,745	USD	1,501,614	(18,179)
02/21/2023	MSCI	GBP	927,800	USD	1,101,453	(19,532)
02/21/2023	BCLY	GBP	3,470,000	USD	4,152,052	(40,466)
02/03/2023	MSCI	IDR	12,200,000,000	USD	773,616	(5,039)
02/28/2023	JPM	ILS	10,187,392	USD	2,975,724	(26,699)
02/23/2023	MSCI	INR	572,193,440	USD	6,952,195	(46,685)
12/12/2022	MSCI	JPY	86,404,203	USD	596,633	(29,818)
12/12/2022	DB	JPY	89,994,982	USD	619,491	(32,994)
12/12/2022	BCLY	JPY	650,415,524	USD	4,384,096	(331,570)
01/17/2023	DB	JPY	239,447,229	USD	1,706,422	(38,188)
02/03/2023	JPM	KRW	8,180,418,559	USD	5,740,121	(539,155)
01/24/2023	BCLY	NZD	1,575,763	USD	969,882	(23,823)
02/28/2023	MSCI	NZD	26,330,000	USD	16,375,154	(238,295)
01/24/2023	MSCI	NZD	1,023,490	USD	638,007	(7,425)
01/24/2023	DB	NZD	1,069,948	USD	667,068	(7,661)
01/12/2023	MSCI	PEN	4,280,000	USD	1,063,090	(48,884)
12/02/2022	JPM	PHP	240,626,450	USD	4,145,516	(108,842)
02/01/2023	BCLY	PHP	113,126,450	USD	1,997,289	(5,597)
02/21/2023	MSCI	PLN	9,383,099	USD	2,023,746	(39,852)
02/27/2023	BCLY	RON	30,673,094	USD	6,378,519	(61,993)

GMO Implementation Fund

(A Series of GMO Trust)

Consolidated Schedule of Investments — (Continued)

November 30, 2022 (Unaudited)

Forward Currency Contracts — continued

Settlement Date	Counter- party	Currency Sold		Currency Purchased		Net Unrealized Appreciation (Depreciation) ($)
01/27/2023	BOA	SEK	15,077,216	USD	1,383,359	(58,023)
02/08/2023	BCLY	SEK	54,000,000	USD	5,138,819	(27,346)
02/21/2023	MSCI	SGD	5,556,457	USD	4,033,989	(52,770)
02/21/2023	BCLY	THB	219,598,956	USD	6,196,359	(83,504)
02/06/2023	BCLY	TWD	250,515,523	USD	7,827,143	(454,050)
02/02/2023	JPM	USD	6,828,305	CAD	9,160,000	(12,233)
01/17/2023	DB	USD	829,309	CAD	1,112,273	(1,807)
02/07/2023	BOA	USD	2,086,004	CAD	2,802,479	(470)
01/12/2023	MSCI	USD	8,305,821	COP	38,921,529,900	(299,220)
02/16/2023	BOA	USD	603,031	HUF	240,000,000	(5,343)
01/27/2023	BOA	USD	1,450,761	SEK	15,077,216	(9,379)

						$5,851,282

Futures Contracts

Number of Contracts +	Type	Expiration Date	Notional Amount ($)	Value/Net Unrealized Appreciation (Depreciation) ($)
Buys
436	CAC40 10 Euro	December 2022	30,869,655	723,873
203	Corn (i)	March 2023	6,770,050	(32,158)
8	DAX Index	December 2022	3,036,581	436,956
429	FTSE 100 Index	December 2022	39,450,009	1,088,069
47	Hang Seng Index	December 2022	5,646,587	345,514
1,701	Mini MSCI Emerging Markets	December 2022	83,561,625	2,687,991
543	MSCI Singapore	December 2022	11,935,375	182,602
33	Silver (i)	March 2023	3,593,865	18,854
235	Soybean (i)	January 2023	17,266,625	912,002
9	TOPIX Index	December 2022	1,312,254	31,216

			$203,442,626	$6,394,919

Number of Contracts +	Type	Expiration Date	Notional Amount ($)	Value/Net Unrealized Appreciation (Depreciation) ($)
Sales
36	Australian Government Bond 10 Yr.	December 2022	2,948,316	(15,649)
203	Canadian Government Bond 10 Yr.	March 2023	18,975,742	(65,475)
172	E-mini Russell 2000 Index	December 2022	16,232,500	(411,882)
33	Euro Bund	December 2022	4,837,791	(12,809)
16	Euro Bund	March 2023	2,334,773	(739)
187	FTSE Taiwan Index	December 2022	9,836,152	(196,144)
53	Gold 100 OZ (i)	February 2023	9,327,470	(25,505)
844	S&P 500 E-Mini	December 2022	172,228,750	73,254
69	S&P/TSX 60	December 2022	12,724,336	(748,925)
38	SPI 200 Futures	December 2022	4,749,466	(135,287)
352	U.S. Treasury Note 10 Yr. (CBT)	March 2023	39,952,000	(215,806)
10	UK Gilt Long Bond	March 2023	1,265,393	6,296
21	WTI Crude (i)	December 2022	1,691,550	159,081

			$297,104,239	$(1,589,590)

+	Buys - Fund is long the futures contract.
Sales - Fund is short the futures contract.

GMO Implementation Fund

(A Series of GMO Trust)

Consolidated Schedule of Investments — (Continued)

November 30, 2022 (Unaudited)

Written Options

Description	Exercise Price	Expiration Date	Number of Contracts	Notional Amount	Value ($)
Equity Options – Calls
Continental Resources, Inc.	70.00	12/16/22	(940)	USD (6,981,850)	(404,200)

	TOTAL WRITTEN OPTIONS

	(Premiums $374,055)				$(404,200)

Swap Contracts

Centrally Cleared Credit Default Swaps

Reference Entity	Notional Amount		Annual Premium	Implied Credit Spread (1)	Maximum Potential Amount of Future Payments by the Fund Under the Contract (2)	Expiration Date	Periodic Payment Frequency	Premiums Paid/ (Received) ($)	Value ($)	Net Unrealized Appreciation/ (Depreciation) ($)
Buy Protection^:
United Rentals North America, Inc.	USD	2,280,000	5.00%	0.84%	N/A	12/20/2024	Quarterly	$5,700	$(185,307)	$(191,007)

OTC Credit Default Swaps

Reference Entity	Counterparty	Notional Amount		Annual Premium	Implied Credit Spread (1)	Maximum Potential Amount of Future Payments by the Fund Under the Contract (2)		Expiration Date	Periodic Payment Frequency	Premiums Paid/ (Received) ($)	Value ($)	Net Unrealized Appreciation/ (Depreciation) ($)
Buy Protection^:
Halliburton Co.	BOA	USD	1,140,000	1.00%	0.48%	N/A		12/20/2024	Quarterly	96,637	(11,702)	(108,339)
HCA, Inc.	BCLY	USD	1,140,000	5.00%	0.69%	N/A		12/20/2024	Quarterly	(139,584)	(96,278)	43,306
Tenet Healthcare Corp.	JPM	USD	570,000	5.00%	2.85%	N/A		12/20/2024	Quarterly	14,842	(23,401)	(38,243)
Tenet Healthcare Corp.	JPM	USD	1,140,000	5.00%	2.85%	N/A		12/20/2024	Quarterly	142,500	(46,802)	(189,302)
American Airlines Group, Inc.	GS	USD	1,120,000	5.00%	10.64%	N/A		12/20/2025	Quarterly	232,400	148,478	(83,922)
American Airlines Group, Inc.	BCLY	USD	2,970,000	5.00%	10.72%	N/A		06/20/2026	Quarterly	564,300	440,068	(124,232)
Sell Protection^:
American Airlines Group, Inc.	GS	USD	1,120,000	5.00%	6.18%	1,120,000	USD	12/20/2023	Quarterly	(128,800)	(13,067)	115,733
American Airlines Group, Inc.	BCLY	USD	2,970,000	5.00%	7.97%	2,970,000	USD	06/20/2024	Quarterly	(222,750)	(123,111)	99,639

										$559,545	$274,185	$(285,360)

^

Buy Protection - Fund pays a premium and buys credit protection. If a credit event occurs the Fund will, depending on the terms of the particular swap contract, either (i) receive from the seller of protection an amount equal to the notional amount of the swap and deliver the referenced obligation or underlying securities comprising the referenced index or (ii) receive a net settlement amount in the form of cash or securities equal to the notional amount of the swap less the recovery value of the referenced obligation or underlying securities comprising the referenced index.

Sell Protection - Fund receives a premium and sells credit protection. If a credit event occurs the Fund will, depending on the terms of the particular swap contract, either (i) pay to the buyer of protection an amount equal to the notional amount of the swap and take delivery of the referenced obligation or underlying securities comprising the referenced index or (ii) pay a net settlement amount in the form of cash or securities equal to the notional amount of the swap less the recovery value of the referenced obligation or underlying securities comprising the referenced index.

(1)

As of November 30, 2022, implied credit spreads in absolute terms, calculated using a model, and utilized in determining the market value of credit default swap contracts on the reference security, serve as an indicator of the current status of the payment/performance risk and reflect the likelihood or risk of default for the reference entity. The implied credit spread of a particular referenced entity reflects the cost of buying/selling protection. Wider (i.e. higher) credit spreads represent a deterioration of the referenced entity’s credit soundness and a greater likelihood or risk of default or other credit event occurring as defined under the terms of the contract.

(2)	The maximum potential amount the Fund could be required to pay as a seller of credit protection if a credit event occurs as defined under the terms of that particular swap contract.

GMO Implementation Fund

(A Series of GMO Trust)

Consolidated Schedule of Investments — (Continued)

November 30, 2022 (Unaudited)

Centrally Cleared Interest Rate Swaps

Fund Pays	Fund Receives	Notional Amount		Expiration Date	Periodic Payment Frequency	Premiums Paid/ (Received) ($)	Value ($)	Net Unrealized Appreciation/ (Depreciation) ($)
3.86%	3 Month AUD BBSW	AUD	88,835,000	12/21/2024	Quarterly	(67,901)	(233,169)	(165,268)
3.91%	3 Month AUD BBSW	AUD	45,500,000	12/21/2024	Quarterly	—	(148,638)	(148,638)
4.08%	3 Month CAD CDOR	CAD	157,900,000	12/21/2024	Semi-Annually	(3,224)	632,833	636,057
4.25%	3 Month CAD CDOR	CAD	26,000,000	12/21/2024	Semi-Annually	—	43,322	43,322
3 Month CAD CDOR	4.15%	CAD	70,000,000	12/21/2024	Semi-Annually	—	(214,248)	(214,248)
CHF - SARON - OIS - COMPOUND	1.39%	CHF	35,500,000	12/21/2024	Semi-Annually	—	121,704	121,704
CHF - SARON - OIS - COMPOUND	1.74%	CHF	72,500,000	12/21/2024	Semi-Annually	—	782,225	782,225
1.81%	CHF - SARON - OIS - COMPOUND	CHF	173,146,000	12/21/2024	Semi-Annually	(13,914)	(2,129,615)	(2,115,701)
1.40%	CHF - SARON - OIS - COMPOUND	CHF	24,000,000	12/21/2024	Semi-Annually	—	(84,814)	(84,814)
EUR - EuroSTR - COMPOUND	2.59%	EUR	62,500,000	12/21/2024	Annually	—	(68,793)	(68,793)
EUR - EuroSTR - COMPOUND	2.64%	EUR	21,500,000	12/21/2024	Annually	—	(4,422)	(4,422)
2.14%	EUR - EuroSTR - COMPOUND EUR		35,694,000	12/21/2024	Annually	8,672	372,193	363,521
2.94%	EUR - EuroSTR - COMPOUND EUR		42,000,000	12/21/2024	Annually	—	(246,385)	(246,385)
GBP - SONIA - COMPOUND	3.96%	GBP	134,260,000	12/21/2024	Annually	(338,433)	(1,280,195)	(941,762)
GBP - SONIA - COMPOUND	4.58%	GBP	20,000,000	12/21/2024	Annually	—	91,341	91,341
4.26%	GBP - SONIA - COMPOUND	GBP	41,000,000	12/21/2024	Annually	—	112,712	112,712
5.22%	GBP - SONIA - COMPOUND	GBP	33,500,000	12/21/2024	Annually	—	(640,902)	(640,902)
5.36%	GBP - SONIA - COMPOUND	GBP	28,500,000	12/21/2024	Annually	—	(635,620)	(635,620)
3 Month SEK STIBOR	3.29%	SEK	1,184,268,000	12/21/2024	Quarterly	243,686	196,844	(46,842)
3 Month SEK STIBOR	3.45%	SEK	265,000,000	12/21/2024	Quarterly	—	119,100	119,100
USD - SOFR - COMPOUND	4.59%	USD	32,000,000	12/21/2024	Semi-Annually	—	121,961	121,961
3.58%	USD - SOFR - COMPOUND	USD	24,865,000	12/21/2024	Semi-Annually	8,361	381,015	372,654
4.47%	USD - SOFR - COMPOUND	USD	49,500,000	12/21/2024	Semi-Annually	—	(82,458)	(82,458)
6 Month AUD BBSW	4.14%	AUD	10,400,000	12/21/2032	Semi-Annually	—	(9,888)	(9,888)
6 Month AUD BBSW	4.19%	AUD	10,600,000	12/21/2032	Semi-Annually	—	19,045	19,045
6 Month AUD BBSW	4.21%	AUD	13,700,000	12/21/2032	Semi-Annually	—	41,724	41,724
6 Month AUD BBSW	4.25%	AUD	42,624,000	12/21/2032	Semi-Annually	99,802	219,004	119,202
6 Month AUD BBSW	4.25%	AUD	20,396,000	12/21/2032	Semi-Annually	47,758	104,797	57,039
6 Month AUD BBSW	4.29%	AUD	13,500,000	12/21/2032	Semi-Annually	—	103,307	103,307
6 Month AUD BBSW	4.57%	AUD	30,000,000	12/21/2032	Semi-Annually	—	694,974	694,974
6 Month AUD BBSW	4.73%	AUD	34,600,000	12/21/2032	Semi-Annually	—	1,107,847	1,107,847
4.48%	6 Month AUD BBSW	AUD	23,700,000	12/21/2032	Semi-Annually	—	(424,062)	(424,062)
3.71%	3 Month CAD CDOR	CAD	62,622,000	12/21/2032	Semi-Annually	(28,435)	(929,465)	(901,030)
3.66%	3 Month CAD CDOR	CAD	8,000,000	12/21/2032	Semi-Annually	—	(94,012)	(94,012)
3.55%	3 Month CAD CDOR	CAD	24,700,000	12/21/2032	Semi-Annually	—	(121,598)	(121,598)
3.57%	3 Month CAD CDOR	CAD	12,100,000	12/21/2032	Semi-Annually	—	(71,972)	(71,972)
3.65%	3 Month CAD CDOR	CAD	23,500,000	12/21/2032	Semi-Annually	—	(264,301)	(264,301)
3.68%	3 Month CAD CDOR	CAD	15,800,000	12/21/2032	Semi-Annually	—	(210,591)	(210,591)
3 Month CAD CDOR	3.41%	CAD	14,500,000	12/21/2032	Semi-Annually	—	(54,155)	(54,155)
3 Month CAD CDOR	3.57%	CAD	15,400,000	12/21/2032	Semi-Annually	—	92,086	92,086
3 Month CAD CDOR	3.59%	CAD	6,800,000	12/21/2032	Semi-Annually	—	50,527	50,527
3 Month CAD CDOR	3.63%	CAD	11,900,000	12/21/2032	Semi-Annually	—	118,074	118,074
3 Month CAD CDOR	3.71%	CAD	34,544,000	12/21/2032	Semi-Annually	28,182	512,740	484,558
3 Month CAD CDOR	3.79%	CAD	23,000,000	12/21/2032	Semi-Annually	—	455,995	455,995
3 Month CAD CDOR	3.84%	CAD	25,200,000	12/21/2032	Semi-Annually	—	590,221	590,221
3 Month CAD CDOR	3.97%	CAD	12,100,000	12/21/2032	Semi-Annually	—	382,626	382,626
3 Month CAD CDOR	4.04%	CAD	18,200,000	12/21/2032	Semi-Annually	—	651,866	651,866
CHF - SARON - OIS - COMPOUND	1.85%	CHF	5,300,000	12/21/2032	Semi-Annually	(24,750)	104,982	129,732
CHF - SARON - OIS - COMPOUND	1.86%	CHF	66,629,000	12/21/2032	Semi-Annually	—	1,401,951	1,401,951
CHF - SARON - OIS - COMPOUND	1.93%	CHF	13,700,000	12/21/2032	Semi-Annually	—	380,181	380,181

GMO Implementation Fund

(A Series of GMO Trust)

Consolidated Schedule of Investments — (Continued)

November 30, 2022 (Unaudited)

Centrally Cleared Interest Rate Swaps — continued

Fund Pays	Fund Receives	Notional Amount		Expiration Date	Periodic Payment Frequency	Premiums Paid/ (Received) ($)	Value ($)	Net Unrealized Appreciation/ (Depreciation) ($)
CHF - SARON - OIS - COMPOUND	2.05%	CHF	37,719,000	12/21/2032	Semi-Annually	24,073	1,489,587	1,465,514
CHF - SARON - OIS - COMPOUND	2.18%	CHF	8,300,000	12/21/2032	Semi-Annually	35,414	430,147	394,733
CHF - SARON - OIS - COMPOUND	2.20%	CHF	15,800,000	12/21/2032	Semi-Annually	(13,653)	857,807	871,460
CHF - SARON - OIS - COMPOUND	2.27%	CHF	10,400,000	12/21/2032	Semi-Annually	—	639,027	639,027
2.01%	CHF - SARON -OIS - COMPOUND	CHF	12,100,000	12/21/2032	Semi-Annually	—	(424,126)	(424,126)
2.19%	CHF - SARON - OIS - COMPOUND	CHF	15,400,000	12/21/2032	Semi-Annually	26,352	(821,959)	(848,311)
2.24%	CHF - SARON - OIS - COMPOUND	CHF	9,600,000	12/21/2032	Semi-Annually	—	(556,719)	(556,719)
2.18%	CHF - SARON - OIS - COMPOUND	CHF	7,800,000	12/21/2032	Semi-Annually	(38,147)	(409,545)	(371,398)
2.11%	CHF - SARON - OIS - COMPOUND	CHF	6,100,000	12/21/2032	Semi-Annually	—	(274,002)	(274,002)
1.98%	CHF - SARON - OIS - COMPOUND	CHF	12,400,000	12/21/2032	Semi-Annually	—	(400,996)	(400,996)
1.85%	CHF - SARON - OIS - COMPOUND	CHF	12,600,000	12/21/2032	Semi-Annually	76,835	(247,714)	(324,549)
EUR - EuroSTR - COMPOUND	2.21%	EUR	7,702,000	12/21/2032	Annually	4,674	(144,448)	(149,122)
EUR - EuroSTR - COMPOUND	2.48%	EUR	11,100,000	12/21/2032	Annually	—	71,837	71,837
EUR - EuroSTR - COMPOUND	2.89%	EUR	8,600,000	12/21/2032	Annually	—	377,695	377,695
EUR - EuroSTR - COMPOUND	2.94%	EUR	59,097,000	12/21/2032	Annually	20,873	2,858,023	2,837,150
EUR - EuroSTR - COMPOUND	3.12%	EUR	9,500,000	12/21/2032	Annually	—	619,056	619,056
2.82%	EUR - EuroSTR - COMPOUND	EUR	8,800,000	12/21/2032	Annually	—	(329,860)	(329,860)
2.80%	EUR - EuroSTR - COMPOUND	EUR	4,250,000	12/21/2032	Annually	—	(150,455)	(150,455)
2.80%	EUR - EuroSTR - COMPOUND	EUR	11,000,000	12/21/2032	Annually	—	(391,959)	(391,959)
2.41%	EUR - EuroSTR - COMPOUND	EUR	13,600,000	12/21/2032	Annually	—	(2,404)	(2,404)
2.75%	EUR - EuroSTR - COMPOUND	EUR	4,550,000	12/21/2032	Annually	—	(142,121)	(142,121)
2.69%	EUR - EuroSTR - COMPOUND	EUR	17,300,000	12/21/2032	Annually	—	(447,483)	(447,483)
2.70%	EUR - EuroSTR - COMPOUND	EUR	4,800,000	12/21/2032	Annually	—	(126,379)	(126,379)
2.55%	EUR - EuroSTR - COMPOUND	EUR	22,500,000	12/21/2032	Annually	—	(287,254)	(287,254)
2.63%	EUR - EuroSTR - COMPOUND	EUR	11,200,000	12/21/2032	Annually	—	(221,788)	(221,788)
GBP - SONIA - COMPOUND	3.30%	GBP	7,600,000	12/21/2032	Annually	—	(53,473)	(53,473)
GBP - SONIA - COMPOUND	3.52%	GBP	8,600,000	12/21/2032	Annually	—	120,394	120,394
GBP - SONIA - COMPOUND	4.12%	GBP	6,400,000	12/21/2032	Annually	—	473,420	473,420
GBP - SONIA - COMPOUND	4.33%	GBP	12,600,000	12/21/2032	Annually	—	1,200,223	1,200,223
GBP - SONIA - COMPOUND	4.65%	GBP	6,700,000	12/21/2032	Annually	—	849,451	849,451
3.19%	GBP - SONIA - COMPOUND	GBP	28,590,000	12/21/2032	Annually	191,161	523,891	332,730
3.96%	GBP - SONIA - COMPOUND	GBP	10,250,000	12/21/2032	Annually	—	(596,632)	(596,632)
3.93%	GBP - SONIA - COMPOUND	GBP	4,940,000	12/21/2032	Annually	—	(275,019)	(275,019)
3.90%	GBP - SONIA - COMPOUND	GBP	5,310,000	12/21/2032	Annually	—	(275,549)	(275,549)
3.79%	GBP - SONIA - COMPOUND	GBP	11,500,000	12/21/2032	Annually	—	(476,097)	(476,097)
3.76%	GBP - SONIA - COMPOUND	GBP	4,500,000	12/21/2032	Annually	—	(171,529)	(171,529)

GMO Implementation Fund

(A Series of GMO Trust)

Consolidated Schedule of Investments — (Continued)

November 30, 2022 (Unaudited)

Centrally Cleared Interest Rate Swaps — continued

Fund Pays	Fund Receives	Notional Amount		Expiration Date	Periodic Payment Frequency	Premiums Paid/ (Received) ($)	Value ($)	Net Unrealized Appreciation/ (Depreciation) ($)
4.28%	3 Month NZD Bank Bill Rate	NZD	43,180,000	12/21/2032	Quarterly	(286,719)	244,447	531,166
4.82%	3 Month NZD Bank Bill Rate	NZD	22,500,000	12/21/2032	Quarterly	—	(482,253)	(482,253)
4.75%	3 Month NZD Bank Bill Rate	NZD	16,400,000	12/21/2032	Quarterly	—	(291,203)	(291,203)
3 Month NZD Bank Bill Rate	4.21%	NZD	21,200,000	12/21/2032	Quarterly	—	(204,209)	(204,209)
3 Month NZD Bank Bill Rate	4.45%	NZD	26,000,000	12/21/2032	Quarterly	—	72,641	72,641
3 Month NZD Bank Bill Rate	4.52%	NZD	21,900,000	12/21/2032	Quarterly	—	140,051	140,051
3 Month NZD Bank Bill Rate	4.76%	NZD	20,020,000	12/21/2032	Quarterly	—	370,712	370,712
3 Month NZD Bank Bill Rate	4.86%	NZD	18,780,000	12/21/2032	Quarterly	—	443,002	443,002
3 Month SEK STIBOR	2.69%	SEK	163,000,000	12/21/2032	Quarterly	—	(40,579)	(40,579)
3.28%	3 Month SEK STIBOR	SEK	119,000,000	12/21/2032	Quarterly	—	(550,350)	(550,350)
3.17%	3 Month SEK STIBOR	SEK	186,000,000	12/21/2032	Quarterly	—	(692,452)	(692,452)
3.16%	3 Month SEK STIBOR	SEK	180,000,000	12/21/2032	Quarterly	—	(655,220)	(655,220)
2.91%	3 Month SEK STIBOR	SEK	268,000,000	12/21/2032	Quarterly	—	(415,608)	(415,608)
2.87%	3 Month SEK STIBOR	SEK	248,990,000	12/21/2032	Quarterly	(33,536)	(308,867)	(275,331)
2.98%	3 Month SEK STIBOR	SEK	132,000,000	12/21/2032	Quarterly	—	(286,621)	(286,621)
3.08%	3 Month SEK STIBOR	SEK	117,000,000	12/21/2032	Quarterly	—	(350,863)	(350,863)
3.10%	3 Month SEK STIBOR	SEK	199,000,000	12/21/2032	Quarterly	—	(629,700)	(629,700)
3 Month SEK STIBOR	3.19%	SEK	188,000,000	12/21/2032	Quarterly	—	731,010	731,010
USD - SOFR - COMPOUND	3.08%	USD	24,300,000	12/21/2032	Semi-Annually	—	(581,742)	(581,742)
USD - SOFR - COMPOUND	3.13%	USD	5,460,000	12/21/2032	Semi-Annually	(7,332)	(111,020)	(103,688)
USD - SOFR - COMPOUND	3.22%	USD	10,800,000	12/21/2032	Semi-Annually	—	(132,637)	(132,637)
USD - SOFR - COMPOUND	3.48%	USD	7,600,000	12/21/2032	Semi-Annually	—	68,259	68,259
USD - SOFR - COMPOUND	3.68%	USD	26,900,000	12/21/2032	Semi-Annually	—	693,985	693,985
USD - SOFR - COMPOUND	3.69%	USD	11,300,000	12/21/2032	Semi-Annually	—	309,060	309,060
USD - SOFR - COMPOUND	3.81%	USD	24,700,000	12/21/2032	Semi-Annually	—	904,484	904,484
3.13%	USD - SOFR - COMPOUND	USD	60,274,000	12/21/2032	Semi-Annually	32,100	1,195,743	1,163,643
3.79%	USD - SOFR - COMPOUND	USD	7,300,000	12/21/2032	Semi-Annually	—	(255,989)	(255,989)
3.70%	USD - SOFR - COMPOUND	USD	11,100,000	12/21/2032	Semi-Annually	—	(307,779)	(307,779)
3.72%	USD - SOFR - COMPOUND	USD	10,500,000	12/21/2032	Semi-Annually	—	(313,600)	(313,600)
3.91%	USD - SOFR - COMPOUND	USD	8,200,000	12/21/2032	Semi-Annually	—	(375,587)	(375,587)
3.44%	USD - SOFR - COMPOUND	USD	11,000,000	12/21/2032	Semi-Annually	—	(67,427)	(67,427)

						$(8,101)	$3,460,629	$3,468,730

GMO Implementation Fund

(A Series of GMO Trust)

Consolidated Schedule of Investments — (Continued)

November 30, 2022 (Unaudited)

OTC Total Return Swaps

Fund Pays	Fund Receives	Counterparty	Notional Amount		Expiration Date	Periodic Payment Frequency	Premiums Paid/ (Received) ($)	Value ($)	Net Unrealized Appreciation/ (Depreciation) ($)
1 Month Federal Funds Rate plus 0.09%	Total Return on MSCI World Daily Total Return Net Value Index	GS	USD	9,022,765	05/09/2023	Monthly	—	667,993	667,993
Total Return on MSCI World Daily Total Return Net Growth Index	1 Month Federal Funds Rate minus 0.08%	GS	USD	8,118,756	05/09/2023	Monthly	—	(643,226)	(643,226)
Total Return on MSCI World Daily Total Return Net Growth Index	1 Month Federal Funds Rate minus 0.08%	GS	USD	830,200	05/09/2023	Monthly	—	(65,774)	(65,774)
1 Month Federal Funds Rate plus 0.01%	Total Return on MSCI World Daily Total Return Net Value Index	UBSA	USD	11,018,184	05/12/2023	Monthly	—	280,376	280,376
Total Return on MSCI World Daily Total Return Net Growth Index	1 Month Federal Funds Rate plus 0.02%	UBSA	USD	11,399,784	05/12/2023	Monthly	—	(96,251)	(96,251)
1 Month Federal Funds Rate plus 0.05%	Total Return on MSCI World Daily Total Return Net Value Index	UBSA	USD	10,415,198	05/22/2023	Monthly	—	138,805	138,805
Total Return on MSCI World Daily Total Return Net Growth Index	1 Month Federal Funds Rate plus 0.06%	UBSA	USD	10,675,600	05/22/2023	Monthly	—	(131,666)	(131,666)
1 Month Federal Funds Rate plus 0.01%	Total Return on MSCI World Daily Total Return Net Value Index	UBSA	USD	9,951,842	08/09/2023	Monthly	—	736,776	736,776
Total Return on MSCI World Daily Total Return Net Growth Index	1 Month Federal Funds Rate minus 0.01%	UBSA	USD	7,995,348	08/09/2023	Monthly	—	(633,449)	(633,449)
Total Return on Equity Basket (l)	1 Month Federal Funds Rate minus 0.75%	GS	USD	1	05/24/2024	Monthly	—	(9,683)	(9,683)
Total Return on Equity Basket (l)	1 Month Federal Funds Rate minus 1.00%	MORD	USD	1	05/24/2024	Monthly	—	(3,188)	(3,188)
Total Return on Equity Basket (m)	1 Month Federal Funds Rate minus 0.40%	MORD	USD	48,651,548	06/18/2024	Monthly	—	(1,563,519)	(1,563,519)
Total Return on Equity Basket (l)	1 Month Federal Funds Rate minus 0.40%	GS	USD	16,660,463	06/24/2024	Monthly	—	(167,875)	(167,875)

							$—	$(1,490,681)	$(1,490,681)

GMO Implementation Fund

(A Series of GMO Trust)

Consolidated Schedule of Investments — (Continued)

November 30, 2022 (Unaudited)

As of November 30, 2022, for the above contracts and/or agreements, the Fund had sufficient cash and/or securities to cover commitments or collateral requirements, if any, of the relevant broker or exchange.

Notes to Schedule of Investments:

†	Denominated in U.S. Dollar, unless otherwise indicated.

*	Non-income producing security.

(a)

All or a portion of this security has been pledged to cover margin requirements on futures and/or cleared swap contracts, collateral on securities sold short, OTC swap contracts, forward currency contracts, and/or written options, if any.

(b)	All or a portion of this security is out on loan.

(c)	Investment valued using significant unobservable inputs.

(d)	Securities are traded on separate exchanges for the same entity.

(e)

Investment valued at fair value using methods determined in good faith by the Trustees of GMO Trust or persons acting at their direction pursuant to procedures approved by the Trustees. Investment valued using significant unobservable inputs.

(f)	The security is restricted as to resale.

(g)	Preferred dividend rates are disclosed to the extent that a stated rate exists.

(h)	Security is in default.

(i)	All or a portion of this security or derivative is owned by GMO Implementation SPC Ltd., which is a 100% owned subsidiary of GMO Implementation Fund.

(j)	The rate disclosed is the 7 day net yield as of November 30, 2022.

(k)	The rate shown represents yield-to-maturity.

(l)	Periodic payments made/received are based on the total return of the referenced entity. Custom equity basket swap which has a notional amount of less than 1% of the Fund’s total net assets.
(m)	The following table represents the individual long and/or short positions within the custom equity basket swap as of November 30, 2022:

Shares	Description	% of Equity Basket	Value ($)

(1,508,000)	Air China Ltd – Class H	2.4%	(1,213,765)

(3,184,800)	Airports of Thailand Pcl NVDR	13.5%	(6,801,702)

(1,602,000)	Alibaba Health Information Technology Ltd	2.7%	(1,352,330)

(2,721,000)	China Molybdenum Co Ltd – Class H	2.5%	(1,274,735)

(175,720)	Ganfeng Lithium Co Ltd – Class H	3.1%	(1,554,944)

(434,000)	Genscript Biotech Corp	2.2%	(1,124,102)

(3,421,600)	Gulf Energy Development Pcl NVDR	10.3%	(5,175,138)

(6,699)	Hanmi Pharm Co Ltd	2.7%	(1,339,381)

(6,000)	Hapvida Participacoes e Investimentos SA	0.0%	(6,012)

(64,874)	Hotel Shilla Co Ltd	7.3%	(3,645,657)

(38,852)	Kakao Corp	3.4%	(1,704,686)

(2,048,000)	Kingdee International Software Group Co Ltd	6.9%	(3,456,041)

(234,600)	Klabin SA	1.8%	(890,597)

(134,422)	Korea Aerospace Industries Ltd	9.9%	(4,992,077)

(900)	Lojas Renner SA	0.0%	(4,015)

(327,700)	Microport Scientific Corp	1.6%	(787,498)

7,652	Nokia Oyj	(0.1%)	37,701

(6,539)	POSCO Chemical Co Ltd	2.2%	(1,104,490)

(8,628)	Samsung Biologics Co Ltd	11.7%	(5,868,231)

(767,926)	Samsung Heavy Industries Co Ltd	6.1%	(3,072,278)

(37,829)	Yuhan Corp	3.4%	(1,690,936)

(2,438,000)	Zijin Mining Group Co Ltd – Class H	6.4%	(3,235,871)

	TOTAL COMMON STOCKS		$(50,256,785)

GMO Implementation Fund

(A Series of GMO Trust)

Consolidated Schedule of Investments — (Continued)

November 30, 2022 (Unaudited)

The rates shown on variable rate notes are the current interest rates at November 30, 2022, which are subject to change based on the terms of the security.

Portfolio Abbreviations:

144A - Securities exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be resold in transactions exempt from registration, normally to qualified institutional investors.

ADR - American Depositary Receipt

AUD BBSW - Bank Bill Swap Reference Rate denominated in Australian Dollar.

CDOR - Canadian Dollar Offering Rate

CMT - Constant Maturity Treasury

CVA - Certificaaten van aandelen (Share Certificates)

CVR - Contingent Value Right

EuroSTR - Euro Short-Term Rate

Foreign Registered - Shares issued to foreign investors in markets that have foreign ownership limits.

GDR - Global Depositary Receipt

JSC - Joint-Stock Company

LIBOR - London Interbank Offered Rate

NVDR - Non-Voting Depositary Receipt

NZD Bank Bill Rate - Bank Bill Rate denominated in New Zealand Dollar.

OIS - Overnight Indexed Swaps

PJSC - Private Joint-Stock Company

QPSC - Qatar Private Stock Company

QSC - Qatari Shareholding Company

Reg S - Security exempt from registration under Regulation S of the Securities Act of 1933, which exempts from registration securities offered and sold outside the United States. Security may not be offered or sold in the United States except pursuant to an exemption from, or in a transaction not subject to, the registration requirements of the Securities Act of 1933.

REIT - Real Estate Investment Trust SARON - Swiss Average Rate Overnight

SEK STIBOR - Stockholm Interbank Offered Rate denominated in Swedish Krona.

SOFOM - Sociedades Financieras de Objeto Multi (Multi-purpose Financial Company)

SOFR - Secured Overnight Financing Rate

SONIA - Sterling Overnight Interbank Average Rate USBM - U.S. Treasury 3 Month Bill Money Market Yield

Counterparty Abbreviations:

BBH - Brown Brothers Harriman & Co

BCLY - Barclays Bank PLC

BOA - Bank of America, N.A.

CITI - Citibank N.A.

DB - Deutsche Bank AG

GS - Goldman Sachs International

JPM - JPMorgan Chase Bank, N.A.

MORD - Morgan Stanley Capital Services LLC

MSCI - Morgan Stanley & Co. International PLC

SSB - State Street Bank and Trust Company

UBSA - UBS AG

Currency Abbreviations:

AUD - Australian Dollar

BRL - Brazil Real

CAD - Canada Dollar

CHF - Switzerland Franc

CLP - Chile Peso

COP - Colombia Peso

CZK - Czech Republic Koruna

EUR - Euro

GBP - United Kingdom Pound

HUF - Hungary Forint

IDR - Indonesia Rupiah

ILS - Israel Shekel

INR - Indian Rupee

JPY - Japan Yen

KRW - Korean Won

MXN - Mexico Peso

NOK - Norway Krone

NZD - New Zealand Dollar

PEN - Peru Nuevo Sol

PHP - Philippines Peso

PLN - Poland Zloty

RON - Romania New Leu

SEK - Sweden Krona

SGD - Singapore Dollar

THB - Thailand Baht

TWD - Taiwan New Dollar

USD - United States Dollar

GMO International Developed Equity Allocation Fund

(A Series of GMO Trust)

Schedule of Investments

(showing percentage of total net assets)

November 30, 2022 (Unaudited)

Shares	Description	Value ($)

	MUTUAL FUNDS — 100.0%

	Affiliated Issuers — 100.0%

1,212,687	GMO Emerging Markets ex-China Fund, Class VI	17,026,129

8,643,336	GMO International Equity Fund, Class IV	185,313,109

516,010	GMO-Usonian Japan Value Creation Fund, Class VI	8,385,166

	TOTAL MUTUAL FUNDS (COST $230,965,475)	210,724,404

	SHORT-TERM INVESTMENTS — 0.0%

	Money Market Funds — 0.0%

88,960	State Street Institutional Treasury Money Market Fund – Premier Class, 3.49% (a)	88,960

	TOTAL SHORT-TERM INVESTMENTS (COST $88,960)	88,960

	TOTAL INVESTMENTS — 100.0% (Cost $231,054,435)	210,813,364

	Other Assets and Liabilities (net) — (0.0%)	(24,558)

	TOTAL NET ASSETS — 100.0%	$210,788,806

Notes to Schedule of Investments:

(a)	The rate disclosed is the 7 day net yield as of November 30, 2022.

GMO International Equity Allocation Fund

(A Series of GMO Trust)

Schedule of Investments

(showing percentage of total net assets)

November 30, 2022 (Unaudited)

Shares	Description	Value ($)

	MUTUAL FUNDS — 99.9%

	Affiliated Issuers — 99.9%

2,862,878	GMO Emerging Markets ex-China Fund, Class VI	40,194,810

6,119,922	GMO Emerging Markets Fund, Class VI	144,858,540

13,573,818	GMO International Equity Fund, Class IV	291,022,665

1,202,191	GMO-Usonian Japan Value Creation Fund, Class VI	19,535,604

	TOTAL MUTUAL FUNDS (COST $573,957,560)	495,611,619

	SHORT-TERM INVESTMENTS — 0.1%
	Money Market Funds — 0.1%

357,295	State Street Institutional Treasury Money Market Fund – Premier Class, 3.49% (a)	357,295

	TOTAL SHORT-TERM INVESTMENTS (COST $357,295)	357,295

	TOTAL INVESTMENTS — 100.0% (Cost $574,314,855)	495,968,914

	Other Assets and Liabilities (net) — (0.0%)	(39,804)

	TOTAL NET ASSETS — 100.0%	$495,929,110

Notes to Schedule of Investments:

(a)	The rate disclosed is the 7 day net yield as of November 30, 2022.

GMO SGM Major Markets Fund

(A Series of GMO Trust)

Consolidated Schedule of Investments

(showing percentage of total net assets)

November 30, 2022 (Unaudited)

Par Value† / Shares	Description	Value ($)

	DEBT OBLIGATIONS — 95.9%

	United States — 95.9%

	U.S. Government — 85.0%

15,500,000	U.S. Treasury Floating Rate Notes,

	Variable Rate, 4.47%, due 10/31/24	15,492,364

7,500,000	U.S. Treasury Note, 0.13%, due 12/31/22 (a)	7,476,269

35,530,000	U.S. Treasury Note, 0.13%, due 06/30/23	34,587,622

20,000,000	U.S. Treasury Note, Variable Rate, USBM + 0.04%, 4.37%, due 10/31/23 (b)	20,015,029

73,300,000	U.S. Treasury Note, Variable Rate, USBM - 0.08%, 4.26%, due 04/30/24 (a) (b)	73,171,368

6,000,000	U.S. Treasury Note, Variable Rate, USBM + 0.04%, 4.37%, due 07/31/24 (a) (b)	5,992,352

	Total U.S. Government	156,735,004

	U.S. Government Agency — 10.9%

10,000,000	Federal Home Loan Banks, 1.67%, due 12/19/22	9,987,981

7,000,000	Federal Home Loan Banks, Variable Rate, SOFR + 0.03%, 3.84%, due 03/02/23	7,000,323

3,000,000	Federal Home Loan Banks, Variable Rate, SOFR + 0.07%, 3.88%, due 12/14/23	3,000,337

	Total U.S. Government Agency	19,988,641

	Total United States	176,723,645

	TOTAL DEBT OBLIGATIONS (COST $177,620,186)	176,723,645

	SHORT-TERM INVESTMENTS — 2.6%

	Money Market Funds — 1.6%

2,500,716	State Street Institutional Treasury Money Market Fund – Premier Class, 3.49% (c)	2,500,716

431,263	State Street U.S. Treasury Liquidity Fund – Class D Shares, 3.69% (a)	431,263

	Total Money Market Funds	2,931,979

	U.S. Government — 1.0%

2,000,000	U.S. Treasury Bill, 4.17%, due 02/16/23 (d)	1,982,348

	TOTAL SHORT-TERM INVESTMENTS (COST $4,914,311)	4,914,327

	TOTAL INVESTMENTS — 98.5% (Cost $182,534,497)	181,637,972

	Other Assets and Liabilities (net) — 1.5%	2,685,269

	TOTAL NET ASSETS — 100.0%	$184,323,241

A summary of outstanding financial instruments at November 30, 2022 is as follows:

Forward Currency Contracts

Settlement Date	Counter- party	Currency Sold		Currency Purchased		Net Unrealized Appreciation (Depreciation) ($)
01/23/2023	BCLY	AUD	1,324,444	USD	894,115	(6,841)
01/23/2023	DB	AUD	859,775	USD	570,179	(14,685)
01/17/2023	DB	CAD	2,778,262	USD	2,068,957	2,003
01/31/2023	BCLY	CHF	18,155,948	USD	19,336,026	4,416
01/31/2023	SSB	CHF	647,347	USD	688,214	(1,051)
01/31/2023	MSCI	CHF	684,281	USD	723,816	(4,775)
01/23/2023	BCLY	GBP	790,450	USD	942,964	(11,416)
12/12/2022	MSCI	JPY	80,774,798	USD	557,761	(27,875)
12/12/2022	DB	JPY	61,296,852	USD	421,944	(22,472)
01/17/2023	DB	JPY	191,818,224	USD	1,368,209	(29,377)
01/17/2023	GS	JPY	344,550,556	USD	2,483,088	(27,304)
01/24/2023	BCLY	NZD	980,650	USD	603,590	(14,826)
01/24/2023	MSCI	NZD	529,630	USD	330,152	(3,842)
01/24/2023	DB	NZD	609,610	USD	380,066	(4,365)
01/23/2023	UBSA	USD	1,480,137	AUD	2,190,233	9,773
01/23/2023	DB	USD	22,211	AUD	32,994	233
01/17/2023	DB	USD	659,692	CAD	884,782	(1,437)
01/17/2023	MSCI	USD	876,743	CAD	1,187,228	6,524
01/31/2023	MSCI	USD	10,155,236	EUR	9,721,883	9,659
01/31/2023	DB	USD	1,417,874	EUR	1,360,443	4,562
12/12/2022	MSCI	USD	27,714,465	JPY	3,995,232,629	1,251,916
12/12/2022	BCLY	USD	1,238,349	JPY	183,601,536	92,805
12/12/2022	JPM	USD	1,001,041	JPY	147,529,188	68,581
01/17/2023	BCLY	USD	22,031	JPY	3,181,818	1,152
01/17/2023	DB	USD	100,988	JPY	14,029,296	1,230
01/24/2023	MSCI	USD	200,613	NZD	326,757	5,446

						$1,288,034

Futures Contracts

Number of Contracts +	Type	Expiration Date	Notional Amount ($)	Value/Net Unrealized Appreciation (Depreciation) ($)
Buys
248	CAC40 10 Euro	December 2022	17,558,887	413,057
116	Corn(a)	March 2023	3,868,600	(15,939)
4	DAX Index	December 2022	1,518,291	246,905
244	FTSE 100 Index	December 2022	22,437,768	619,461
27	Hang Seng Index	December 2022	3,243,784	198,572
969	Mini MSCI Emerging Markets	December 2022	47,602,125	1,450,104
303	MSCI Singapore	December 2022	6,660,071	101,128
19	Silver(a)	March 2023	2,069,195	12,601
134	Soybean(a)	January 2023	9,845,650	535,522
5	TOPIX Index	December 2022	729,030	17,342

			$115,533,401	$3,578,753

GMO SGM Major Markets Fund

(A Series of GMO Trust)

Consolidated Schedule of Investments — (Continued)

November 30, 2022 (Unaudited)

Futures Contracts — continued

Number of Contracts +	Type	Expiration Date	Notional Amount ($)	Value/Net Unrealized Appreciation (Depreciation) ($)
Sales
21	Australian Government Bond 10 Yr.	December 2022	1,719,851	(9,394)
115	Canadian Government Bond 10 Yr.	March 2023	10,749,805	(38,479)
98	E-mini Russell 2000 Index	December 2022	9,248,750	(264,883)
20	Euro Bund	December 2022	2,931,995	(11,535)
8	Euro Bund	March 2023	1,167,387	(369)
106	FTSE Taiwan Index	December 2022	5,575,573	(107,278)
30	Gold 100 OZ(a)	February 2023	5,279,700	5,473
225	S&P 500 E-Mini	December 2022	45,914,062	(440,873)
39	S&P/TSX 60	December 2022	7,192,016	(410,382)
23	SPI 200 Futures	December 2022	2,874,677	(81,796)
201	U.S. Treasury Note 10 Yr. (CBT)	March 2023	22,813,500	(126,438)
7	UK Gilt Long Bond	March 2023	885,775	4,876
12	WTI Crude(a)	December 2022	966,600	88,684

			$117,319,691	$(1,392,394)

+	Buys - Fund is long the futures contract.
Sales - Fund is short the futures contract.

Swap Contracts

OTC Total Return Swaps

Fund Pays	Fund Receives	Counterparty	Notional Amount		Expiration Date	Periodic Payment Frequency	Premiums Paid/ (Received) ($)	Value ($)	Net Unrealized Appreciation/ (Depreciation) ($)
1 Month Federal Funds Rate plus 0.09%	Total Return on MSCI World Daily Total Return Net Value Index	GS	USD	7,638,084	05/09/2023	Monthly	—	565,479	565,479
Total Return on MSCI World Daily Total Return Net Growth Index	1 Month Federal Funds Rate minus 0.08%	GS	USD	6,865,977	05/09/2023	Monthly	—	(543,972)	(543,972)
Total Return on MSCI World Daily Total Return Net Growth Index	1 Month Federal Funds Rate minus 0.08%	GS	USD	703,052	05/09/2023	Monthly	—	(55,701)	(55,701)
1 Month Federal Funds Rate plus 0.01%	Total Return on MSCI World Daily Total Return Net Value Index	UBSA	USD	9,323,122	05/12/2023	Monthly	—	237,242	237,242
Total Return on MSCI World Daily Total Return Net Growth Index	1 Month Federal Funds Rate plus 0.02%	UBSA	USD	9,645,891	05/12/2023	Monthly	—	(81,443)	(81,443)
1 Month Federal Funds Rate plus 0.05%	Total Return on MSCI World Daily Total Return Net Value Index	UBSA	USD	7,138,109	05/22/2023	Monthly	—	95,131	95,131
Total Return on MSCI World Daily Total Return Net Growth Index	1 Month Federal Funds Rate plus 0.06%	UBSA	USD	7,097,452	05/22/2023	Monthly	—	(87,535)	(87,535)

							$—	$129,201	$129,201

GMO SGM Major Markets Fund

(A Series of GMO Trust)

Consolidated Schedule of Investments — (Continued)

November 30, 2022 (Unaudited)

As of November 30, 2022, for the above contracts and/or agreements, the Fund had sufficient cash and/or securities to cover commitments or collateral requirements, if any, of the relevant broker or exchange.

Notes to Schedule of Investments:

†	Denominated in U.S. Dollar, unless otherwise indicated.

(a)	GMO Alternative Asset SPC Ltd. is a 100% owned subsidiary of GMO SGM Major Markets Fund. As such, the holdings of GMO Alternative Asset SPC Ltd. have been included with GMO SGM Major Markets Fund.

(b)

All or a portion of this security has been pledged to cover margin requirements on futures and/or cleared swap contracts, collateral on OTC swap contracts, forward currency contracts, and/or written options, if any.

(c)	The rate disclosed is the 7 day net yield as of November 30, 2022.

(d)	The rate shown represents yield-to-maturity.

The rates shown on variable rate notes are the current interest rates at November 30, 2022, which are subject to change based on the terms of the security.

Portfolio Abbreviations:

SOFR - Secured Overnight Financing Rate

USBM - U.S. Treasury 3 Month Bill Money Market Yield

Counterparty Abbreviations:

BCLY - Barclays Bank PLC

DB - Deutsche Bank AG

GS - Goldman Sachs International

JPM - JPMorgan Chase Bank, N.A.

MSCI - Morgan Stanley & Co. International PLC

SSB - State Street Bank and Trust Company

UBSA - UBS AG

Currency Abbreviations:

AUD - Australian Dollar

CAD - Canada Dollar

CHF - Switzerland Franc

EUR - Euro

GBP - United Kingdom Pound

JPY - Japan Yen

NZD - New Zealand Dollar

USD - United States Dollar

GMO Strategic Opportunities Allocation Fund

(A Series of GMO Trust)

Schedule of Investments

(showing percentage of total net assets)

November 30, 2022 (Unaudited)

Shares	Description	Value ($)

	COMMON STOCKS — 38.4%

	Australia — 1.1%

28,066	Aurizon Holdings Ltd (a)	72,946

3,376	Austal Ltd	5,623

81,259	Beach Energy Ltd	97,962

22,410	BlueScope Steel Ltd	270,106

26,364	Brambles Ltd (a)	218,079

736	Brickworks Ltd	11,299

1,532	Challenger Ltd	7,664

27,531	Fortescue Metals Group Ltd (a)	366,428

44,850	GPT Group (The) (REIT) (a)	138,270

16,654	GrainCorp Ltd – Class A (a)	92,080

13,508	Grange Resources Ltd	7,057

22,136	Helia Group Ltd	40,917

9,515	Incitec Pivot Ltd	26,056

5,717	JB Hi-Fi Ltd (a)	175,823

3,518	McMillan Shakespeare Ltd	35,407

38,140	Metcash Ltd (a)	109,066

98,347	Mirvac Group (REIT) (a)	150,915

1,003	Monadelphous Group Ltd	9,429

4,042	NRW Holdings Ltd	7,576

13,540	Nufarm Ltd	56,029

396	Premier Investments Ltd (a)	6,921

453	Rio Tinto Ltd (a)	33,818

44,089	Scentre Group (REIT) (a)	89,928

3,874	Sims Ltd	34,612

42,562	Stockland (REIT) (a)	111,124

1,727	Super Retail Group Ltd (a)	13,081

21,622	Viva Energy Group Ltd	40,629

	Total Australia	2,228,845

	Belgium — 0.4%

305	Ackermans & van Haaren NV	48,478

6,664	Ageas SA/NV	269,838

1,493	Bekaert SA	53,313

1,517	Proximus SADP (a)	15,869

569	Sofina SA	123,856

430	Solvay SA (a)	42,654

560	Telenet Group Holding NV	8,940

2,802	UCB SA (a)	226,168

	Total Belgium	789,116

	Brazil — 0.1%

7,200	Banco do Brasil SA	48,949

7,000	Petroleo Brasileiro SA Sponsored ADR (a)	81,830

8,200	Telefonica Brasil SA ADR (a)	59,942

1,107	Vale SA	18,284

	Total Brazil	209,005

	Canada — 1.7%

2,200	Alimentation Couche-Tard Inc (a)	100,224

3,000	Birchcliff Energy Ltd	23,953

Shares	Description	Value ($)

	Canada — continued

7,200	BlackBerry Ltd * (a)	35,064

4,670	Brookfield Asset Management Inc – Class A (a)	220,190

2,333	Canadian Apartment Properties (REIT) (a)	75,792

1,700	Canadian Tire Corp Ltd – Class A (a)	192,527

3,900	Canfor Corp *	69,090

8,358	Celestica Inc *	93,264

700	Cogeco Inc	31,223

300	DREAM UnLtd Corp – Class A	6,445

3,200	Finning International Inc (a)	81,050

400	iA Financial Corp Inc	22,567

5,200	Interfor Corp *	97,417

3,800	Magna International Inc	233,992

9,200	Manulife Financial Corp (a) (b)	165,718

7,400	Manulife Financial Corp (a) (b)	133,422

3,300	Mullen Group Ltd (a)	37,559

2,918	Nutrien Ltd (a)	234,607

2,300	Onex Corp	121,211

2,000	Power Corp of Canada (a)	50,314

700	PrairieSky Royalty Ltd	11,480

7,300	Quebecor Inc – Class B (a)	157,326

2,600	Russel Metals Inc	55,957

1,900	Sleep Country Canada Holdings Inc	32,628

12,600	Teck Resources Ltd – Class B * (a) (b)	467,038

3,000	Teck Resources Ltd – Class B (b)	111,270

1,800	Uni-Select Inc * (a)	60,926

3,200	West Fraser Timber Co Ltd (b)	250,310

400	West Fraser Timber Co Ltd (b)	31,348

	Total Canada	3,203,912

	China — 0.6%

17,693	Alibaba Group Holding Ltd *	192,556

110,000	Bank of Communications Co Ltd – Class H	62,326

15,000	Beijing Enterprises Holdings Ltd	47,706

12,500	China Conch Venture Holdings Ltd	28,606

33,000	China Overseas Land & Investment Ltd	90,173

152,000	China Railway Group Ltd – Class H	85,796

286,000	China Zhongwang Holdings Ltd * (c)	61,514

110,000	CITIC Ltd	112,769

60,000	Dongfeng Motor Group Co Ltd – Class H	33,801

17,500	Kingboard Holdings Ltd	57,933

9,900	Shanghai Pharmaceuticals Holding Co Ltd – Class H	16,508

154,000	Shimao Group Holdings Ltd * (c)	87,144

15,600	Sinopharm Group Co Ltd – Class H	37,010

271,000	Sunac China Holdings Ltd * (c)	158,903

2,099	Tencent Holdings Ltd	79,376

3,600	Vipshop Holdings Ltd ADR * (a)	40,140

	Total China	1,192,261

	Denmark — 0.4%

45	AP Moller – Maersk A/S – Class A (a)	95,538

49	AP Moller – Maersk A/S – Class B (a)	106,230

17,132	Danske Bank A/S	308,515

GMO Strategic Opportunities Allocation Fund

(A Series of GMO Trust)

Schedule of Investments — (Continued)

(showing percentage of total net assets)

November 30, 2022 (Unaudited)

Shares	Description	Value ($)

	Denmark — continued

1,185	GN Store Nord A/S (a)	28,629

3,304	Pandora A/S	251,536

54	Rockwool A/S – B Shares (a)	11,857

2,623	Scandinavian Tobacco Group A/S	46,593

	Total Denmark	848,898

	Finland — 0.4%

5,138	Metsa Board Oyj – Class B	45,715

3,575	Neste Oyj (a)	184,529

50,896	Nokia Oyj (a)	250,760

22,116	Outokumpu Oyj	111,559

11,386	Stora Enso Oyj – R Shares (a)	167,501

2,689	UPM-Kymmene Oyj (a)	98,717

	Total Finland	858,781

	France — 1.6%

3,743	ALD SA (a)	37,670

569	APERAM SA	18,063

8,555	ArcelorMittal SA	234,570

2,669	Arkema SA	237,305

3,837	BNP Paribas SA (a)	215,609

7,301	Coface SA	89,375

7,253	Derichebourg SA	39,237

96	Eiffage SA (a)	9,452

2,637	Ipsen SA (a)	294,778

1,905	IPSOS	108,979

272	Kering SA (a)	163,428

368	LVMH Moet Hennessy Louis Vuitton SE (a)	285,578

2,986	Metropole Television SA	42,934

8,614	Publicis Groupe SA (a)	566,943

1,985	Quadient SA	30,286

2,438	Safran SA (a)	301,302

1,684	SES SA, ADR – Class A	11,546

989	Societe BIC SA	65,336

9,024	Societe Generale SA	227,125

1,203	Technip Energies NV	19,053

8,502	Television Francaise 1	64,261

	Total France	3,062,830

	Germany — 0.6%

502	1&1 AG	7,215

637	Aurubis AG	51,140

1,847	Bayerische Motoren Werke AG (a)	167,705

1,625	Beiersdorf AG (a)	176,724

2,913	Commerzbank AG *	24,400

1,015	Deutsche Pfandbriefbank AG	8,062

182	Draegerwerk AG & Co KGaA (a)	7,309

2,702	Fresenius SE & Co KGaA (a)	75,285

2,970	HeidelbergCement AG (a)	162,841

368	Hornbach Holding AG & Co KGaA	29,190

9,298	Kloeckner & Co SE	88,240

3,422	Mercedes-Benz Group AG (a)	232,502

Shares	Description	Value ($)

	Germany — continued

1,988	ProSiebenSat.1 Media SE	18,064

613	Salzgitter AG	17,977

468	Siltronic AG (a)	38,839

	Total Germany	1,105,493

	Hong Kong — 0.6%

15,300	ASMPT Ltd (a)	113,901

13,200	Bank of East Asia Ltd (The)	15,224

7,000	Chow Sang Sang Holdings International Ltd	8,131

80,000	CITIC Telecom International Holdings Ltd	26,403

4,800	Dah Sing Financial Holdings Ltd	10,722

114,000	First Pacific Co Ltd	35,776

21,248	Galaxy Entertainment Group Ltd	129,176

2,500	HK Electric Investments & HK Electric Investments Ltd – Class SS (a)	1,848

70,000	HKT Trust & HKT Ltd – Class SS (a)	85,353

26,000	Johnson Electric Holdings Ltd	32,603

23,000	K Wah International Holdings Ltd (a)	7,240

20,000	Kerry Properties Ltd (a)	38,234

9,000	NWS Holdings Ltd (a)	7,421

57,000	Pacific Textiles Holdings Ltd	18,780

84,000	PCCW Ltd (a)	36,731

26,000	Power Assets Holdings Ltd (a)	134,124

60,000	Shun Tak Holdings Ltd *	9,673

10,000	Sino Land Co Ltd (a)	12,507

37,000	SITC International Holdings Co Ltd	82,079

17,000	Sun Hung Kai & Co Ltd	6,204

10,000	Swire Pacific Ltd – Class A (a)	78,594

44,000	VSTECS Holdings Ltd	23,883

8,000	VTech Holdings Ltd	51,021

289,500	WH Group Ltd (a)	169,623

19,500	Yue Yuen Industrial Holdings Ltd	24,594

	Total Hong Kong	1,159,845

	India — 0.4%

47,590	GAIL India Ltd	55,759

5,777	Hindalco Industries Ltd	32,348

17,130	Hindustan Petroleum Corp Ltd	50,618

25,377	Indian Oil Corp Ltd	24,076

55,721	NTPC Ltd	118,132

148,376	Oil & Natural Gas Corp Ltd	259,702

163,782	Tata Steel Ltd	219,027

	Total India	759,662

	Ireland — 0.5%

47,597	Bank of Ireland Group Plc	394,676

3,918	Glanbia Plc	47,252

5,635	Origin Enterprises Plc	23,015

12,511	Ryanair Holdings Plc *	168,883

412	Ryanair Holdings Plc Sponsored ADR * (a)	31,184

7,081	Smurfit Kappa Group Plc	257,242

	Total Ireland	922,252

GMO Strategic Opportunities Allocation Fund

(A Series of GMO Trust)

Schedule of Investments — (Continued)

(showing percentage of total net assets)

November 30, 2022 (Unaudited)

Shares	Description	Value ($)

	Israel — 0.2%

2,845	Bank Leumi Le-Israel BM	26,080

6,888	Isracard Ltd	23,066

26,900	Teva Pharmaceutical Industries Ltd Sponsored ADR *	235,913

8,800	ZIM Integrated Shipping Services Ltd	184,976

	Total Israel	470,035

	Italy — 0.6%

1,136	ACEA SPA (a)	15,616

2,745	Ascopiave SPA (a)	7,133

2,511	Banca IFIS SPA	34,605

3,249	Credito Emiliano SPA	23,025

19,791	Italgas SPA (a)	116,471

36,976	Leonardo SPA	296,668

47,201	MFE-MediaForEurope NV – Class A	19,860

15,277	Stellantis NV (a)	241,002

649,026	Telecom Italia SPA * (a)	141,599

37,435	Unipol Gruppo SPA	191,492

	Total Italy	1,087,471

	Japan — 10.0%

800	ADEKA Corp	13,261

18,600	Aeon Mall Co Ltd (a)	224,630

3,021	AGC Inc (a)	102,022

2,700	Aisin Corp	74,411

9,400	Amano Corp	170,640

400	Arata Corp	11,759

1,400	Arclands Corp	15,293

7,600	Arcs Co Ltd	116,221

32,300	Asahi Kasei Corp (a)	240,064

9,800	Brother Industries Ltd	159,164

1,900	Canon Marketing Japan Inc	43,228

300	Central Glass Co Ltd	7,641

17,400	Chugoku Marine Paints Ltd	131,332

14,200	Citizen Watch Co Ltd	62,356

11,500	Credit Saison Co Ltd	147,440

8,000	Dai Nippon Printing Co Ltd (a)	165,693

200	Dai Nippon Toryo Co Ltd	1,119

300	Daiichi Jitsugyo Co Ltd	9,254

300	Daishi Hokuetsu Financial Group Inc	5,740

3,500	Daiwa House Industry Co Ltd (a)	80,602

24,600	Daiwabo Holdings Co Ltd	392,477

9,700	Denka Co Ltd	234,859

3,400	Dentsu Group Inc (a)	110,101

400	Eizo Corp	10,518

700	ESPEC Corp	10,581

500	Exedy Corp	6,082

16,800	EXEO Group Inc	260,772

7,700	Ezaki Glico Co Ltd	200,920

12,700	Fuji Corp	193,768

3,700	Fuji Electric Co Ltd (a)	153,310

3,200	FUJIFILM Holdings Corp (a)	172,135

2,100	Fukuoka Financial Group Inc	41,145

Shares	Description	Value ($)

	Japan — continued

9,800	H.U. Group Holdings Inc (a)	198,765

1,700	Hanwa Co Ltd	44,622

28,800	Haseko Corp	318,455

500	Hazama Ando Corp	3,190

8,600	Hogy Medical Co Ltd (a)	218,846

17,500	Honda Motor Co Ltd (a)	426,503

900	Hosiden Corp	10,723

4,400	Idemitsu Kosan Co Ltd	103,328

1,800	Inabata & Co Ltd	31,169

52,800	Inpex Corp (a)	581,836

7,300	ITOCHU Corp (a)	229,272

2,100	Itochu Enex Co Ltd	15,589

5,300	Itoham Yonekyu Holdings Inc	26,420

1,500	Jaccs Co Ltd	42,827

1,100	Japan Aviation Electronics Industry Ltd	18,995

1,500	Juroku Financial Group Inc	28,890

24,300	JVCKenwood Corp	65,880

400	Kaga Electronics Co Ltd	12,905

14,100	Kajima Corp (a)	159,547

3,600	Kandenko Co Ltd	22,797

800	Kaneka Corp	20,557

17,000	Kanematsu Corp	189,835

500	Kanematsu Electronics Ltd (a)	16,657

2,600	KDDI Corp (a)	77,336

3,300	Kinden Corp	35,452

17,000	Kirin Holdings Co Ltd (a)	268,355

300	Kissei Pharmaceutical Co Ltd	5,558

800	Kohnan Shoji Co Ltd	19,313

2,300	Kokuyo Co Ltd	30,407

2,700	Komeri Co Ltd	50,972

10,000	Konoike Transport Co Ltd (a)	115,815

17,300	K’s Holdings Corp (a)	143,644

9,700	Kyudenko Corp	233,375

1,700	Macnica Holdings Inc	43,087

14,700	Macromill Inc	119,889

16,300	Mandom Corp	171,880

11,500	Maruichi Steel Tube Ltd	239,194

400	Maruzen Showa Unyu Co Ltd	9,418

15,700	Maxell Ltd	162,258

2,700	Mazda Motor Corp	21,466

22,900	Mebuki Financial Group Inc	52,060

5,700	Mirarth Holdings Inc	16,207

7,400	Mitsubishi Corp (a)	249,226

1,500	Mitsubishi Electric Corp (a)	15,033

17,300	Mitsubishi Motors Corp *	80,712

400	Mitsubishi Shokuhin Co Ltd (a)	9,470

400	Mitsuboshi Belting Ltd	10,028

900	Mitsui DM Sugar Holdings Co Ltd	12,803

8,700	Mitsui OSK Lines Ltd (a)	215,485

500	Mitsui-Soko Holdings Co Ltd (a)	12,942

6,800	Morinaga & Co Ltd	183,197

6,100	MS&AD Insurance Group Holdings Inc (a)	181,056

GMO Strategic Opportunities Allocation Fund

(A Series of GMO Trust)

Schedule of Investments — (Continued)

(showing percentage of total net assets)

November 30, 2022 (Unaudited)

Shares	Description	Value ($)

	Japan — continued

7,300	NEC Corp (a)	259,884

11,600	NGK Spark Plug Co Ltd	227,284

9,500	NH Foods Ltd	255,779

800	Nichias Corp	14,198

800	Nichiha Corp	16,601

23,800	Nikon Corp	232,710

1,100	Nippon Soda Co Ltd	34,378

200	Nippon Steel Trading Corp	7,454

7,800	Nippon Suisan Kaisha Ltd	29,728

7,300	Nippon Telegraph & Telephone Corp (a)	202,422

8,500	Nippon Television Holdings Inc	65,718

10,400	Nippon Yusen KK (a)	231,498

800	Nissin Electric Co Ltd	7,877

400	Nitto Kogyo Corp	6,808

3,800	Nojima Corp	38,777

27,700	Obayashi Corp	207,087

2,700	Okamura Corp	28,002

1,700	ORIX Corp (a)	27,544

400	Osaka Soda Co Ltd	12,096

17,200	Pacific Industrial Co Ltd	136,314

500	PAL GROUP Holdings Co Ltd	8,841

38,600	Penta-Ocean Construction Co Ltd	182,673

1,400	Proto Corp	12,910

500	Raito Kogyo Co Ltd	7,536

1,200	Raiznext Corp	11,007

2,600	Renesas Electronics Corp * (a)	25,500

2,700	Rohm Co Ltd (a)	216,732

2,600	San-A Co Ltd (a)	82,510

1,000	San-Ai Oil Co Ltd	9,454

3,100	Sanki Engineering Co Ltd	36,103

8,400	Sankyu Inc (a)	303,994

800	Sanwa Holdings Corp	7,581

4,900	Sawai Group Holdings Co Ltd	151,725

4,100	Secom Co Ltd (a)	253,483

900	Sega Sammy Holdings Inc	12,002

14,000	Seiko Epson Corp	220,309

13,100	Sekisui House Ltd (a)	245,280

400	Sekisui Jushi Corp	5,290

2,300	Shimamura Co Ltd (a)	208,813

28,800	Shimizu Corp	155,276

1,100	Shizuoka Gas Co Ltd (a)	8,860

1,100	Sinko Industries Ltd	12,439

2,100	SKY Perfect JSAT Holdings Inc	7,794

15,740	Sojitz Corp	280,501

19,300	Stanley Electric Co Ltd	396,839

500	Star Micronics Co Ltd	6,430

7,600	Subaru Corp	130,172

16,100	SUMCO Corp (a)	240,880

69,800	Sumitomo Chemical Co Ltd	254,479

15,400	Sumitomo Corp (a)	252,472

5,700	Sumitomo Forestry Co Ltd	99,523

9,700	Sumitomo Mitsui Financial Group Inc (a)	329,225

Shares	Description	Value ($)

	Japan — continued

8,900	Sumitomo Mitsui Trust Holdings Inc	285,429

400	Sumitomo Seika Chemicals Co Ltd	12,368

1,100	Sumitomo Warehouse Co Ltd (The) (a)	16,109

1,000	Suntory Beverage & Food Ltd (a)	34,078

28,300	T&D Holdings Inc	344,052

11,700	Tachi-S Co Ltd	93,872

6,100	Taisei Corp	185,435

2,500	Takara Holdings Inc	19,551

400	Takeuchi Manufacturing Co Ltd	9,310

16,100	Takuma Co Ltd	150,469

1,300	Tamron Co Ltd	33,019

22,800	Teijin Ltd	221,229

11,700	THK Co Ltd	230,787

10,200	Toho Holdings Co Ltd (a)	158,747

28,900	Tokai Carbon Co Ltd	222,995

14,900	Tokyo Gas Co Ltd (a)	274,085

7,200	Tokyo Seimitsu Co Ltd (a)	230,726

5,000	Tokyu Construction Co Ltd	23,937

15,400	Toppan Inc (a)	239,872

15,100	Tosei Corp (a)	154,845

10,700	Tosoh Corp	127,041

900	Totetsu Kogyo Co Ltd	16,735

500	Towa Pharmaceutical Co Ltd	7,703

3,300	Toyo Construction Co Ltd	20,087

700	Toyota Boshoku Corp	9,833

5,300	Toyota Industries Corp (a)	304,046

5,000	Tsumura & Co	109,571

1,700	TV Asahi Holdings Corp	17,041

2,000	YAMABIKO Corp	16,595

22,500	Yamada Holdings Co Ltd (a)	77,982

2,700	Yamaha Motor Co Ltd	67,634

2,000	Yamazen Corp	14,635

2,200	Yellow Hat Ltd	27,711

7,200	Yokogawa Bridge Holdings Corp	101,620

600	Yuasa Trading Co Ltd	15,743

5,500	Zenkoku Hosho Co Ltd	204,787

	Total Japan	19,440,255

	Mexico — 0.3%

36,102	Fomento Economico Mexicano SAB de CV	288,120

49,405	Grupo Mexico SAB de CV – Series B	201,010

	Total Mexico	489,130

	Netherlands — 1.4%

2,352	ABN AMRO Bank NV CVA GDR	30,331

52,055	Aegon NV (a)	255,198

200	AerCap Holdings NV *	12,280

6,818	ASR Nederland NV	312,051

7,939	EXOR NV * (a)	623,211

7,104	JDE Peet’s NV (a)	220,062

7,095	Koninklijke Ahold Delhaize NV (a)	206,763

14,692	Koninklijke Philips NV (a)	220,154

GMO Strategic Opportunities Allocation Fund

(A Series of GMO Trust)

Schedule of Investments — (Continued)

(showing percentage of total net assets)

November 30, 2022 (Unaudited)

Shares	Description	Value ($)

	Netherlands — continued

6,366	NN Group NV (a)	272,060

3,427	Prosus NV *	224,259

4,713	Randstad NV (a)	272,993

220	Signify NV (a)	7,514

	Total Netherlands	2,656,876

	New Zealand — 0.1%

7,740	Auckland International Airport Ltd * (a)	39,446

25,648	Meridian Energy Ltd (a)	79,606

8,374	Spark New Zealand Ltd (a)	27,300

	Total New Zealand	146,352

	Norway — 0.2%

35,651	DNO ASA	45,563

15,845	Elkem ASA *	58,676

12,647	Europris ASA	80,376

2,875	SpareBank 1 Nord Norge	26,797

2,228	SpareBank 1 SMN	26,547

901	SpareBank 1 SR-Bank ASA	10,915

434	Stolt-Nielsen Ltd (a)	11,240

7,121	Wallenius Wilhelmsen ASA (a)	66,709

	Total Norway	326,823

	Poland — 0.0%

666	Polski Koncern Naftowy ORLEN SA	9,803

	Portugal — 0.4%

6,375	Altri SGPS SA	37,345

10,741	CTT-Correios de Portugal SA	35,991

24,809	EDP – Energias de Portugal SA	117,720

28,724	Galp Energia SGPS SA	353,928

14,937	Navigator Co SA (The) *	60,675

16,961	NOS SGPS SA	68,134

7,365	REN – Redes Energeticas Nacionais SGPS SA	19,504

98,476	Sonae SGPS SA	100,038

	Total Portugal	793,335

	Russia — 0.0%

2,505	LUKOIL PJSC (d)	13,212

5,410	Novatek PJSC (d)	6,401

	Total Russia	19,613

	Singapore — 0.6%

17,200	City Developments Ltd	105,670

46,900	ComfortDelGro Corp Ltd	42,665

222,800	Golden Agri-Resources Ltd	47,563

27,900	Japfa Ltd	10,524

8,400	Jardine Cycle & Carriage Ltd	187,352

33,900	Keppel Corp Ltd	189,214

26,800	StarHub Ltd	21,181

8,100	UOL Group Ltd	39,945

Shares	Description	Value ($)

	Singapore — continued

238,600	Yangzijiang Financial Holding Ltd *	61,040

378,400	Yangzijiang Shipbuilding Holdings Ltd	400,752

35,100	Yanlord Land Group Ltd	25,499

	Total Singapore	1,131,405

	South Africa — 0.1%

11,775	Bidvest Group Ltd (The)	158,354

	South Korea — 0.3%

3,662	Kia Corp	192,855

1,223	LG Corp	78,872

358	LG Electronics Inc	27,015

137	POSCO Holdings Inc	31,359

2,700	POSCO Holdings Inc Sponsored ADR (a)	154,062

47	Samsung Electronics Co Ltd GDR (Registered) (a)	55,829

2,735	SK Square Co Ltd *	79,240

	Total South Korea	619,232

	Spain — 1.1%

30,150	Acerinox SA	298,275

3,465	Amadeus IT Group SA * (a)	187,344

5,374	Atresmedia Corp de Medios de Comunicacion SA	18,893

46,898	Banco Bilbao Vizcaya Argentaria SA	276,372

260,361	Banco de Sabadell SA	243,104

85,453	Banco Santander SA	254,978

4,325	Cia de Distribucion Integral Logista Holdings SA (a)	102,010

3,977	Ence Energia y Celulosa SA	13,176

3,874	Faes Farma SA	14,891

721	Grupo Catalana Occidente SA	22,806

6,826	Industria de Diseno Textil SA (a)	178,184

27,916	Repsol SA * (a)	431,032

13,518	Telefonica SA (a)	50,458

	Total Spain	2,091,523

	Sweden — 0.5%

13,005	Fastighets AB Balder – B Shares * (a)	58,464

2,695	Industrivarden AB – A Shares (a)	69,553

4,611	Industrivarden AB – C Shares (a)	118,118

4,424	Investor AB – A Shares (a)	85,183

4,363	Investor AB – B Shares (a)	81,199

5,114	Inwido AB	51,496

7,068	Kinnevik AB – Class B *	108,952

1,919	New Wave Group AB – B Shares	38,885

5,381	Skanska AB – B Shares (a)	87,599

37,851	SSAB AB – A Shares	219,186

3,710	SSAB AB – B Shares	20,975

2,725	Svenska Cellulosa AB SCA – Class B	37,051

3,818	Telefonaktiebolaget LM Ericsson – B Shares	24,098

	Total Sweden	1,000,759

GMO Strategic Opportunities Allocation Fund

(A Series of GMO Trust)

Schedule of Investments — (Continued)

(showing percentage of total net assets)

November 30, 2022 (Unaudited)

Shares	Description	Value ($)

	Switzerland — 0.4%

6,670	Adecco Group AG (Registered) (a)	226,757

500	Logitech International SA	30,270

3,677	Logitech International SA (Registered)	222,927

689	Roche Holding AG – Genusschein (a)	225,044

27	Schindler Holding AG (Registered) (a)	4,862

158	u-blox Holding AG *	20,570

182	Zehnder Group AG – Class RG	10,820

	Total Switzerland	741,250

	Taiwan — 0.0%

38,900	Ruentex Development Co Ltd	58,721

	Thailand — 0.1%

14,200	Kasikornbank Pcl NVDR	58,513

200,000	Krung Thai Bank Pcl NVDR	100,367

	Total Thailand	158,880

	Turkey — 0.0%

32,988	Akbank TAS	30,857

21,455	Haci Omer Sabanci Holding AS	48,798

	Total Turkey	79,655

	United Kingdom — 2.5%

14,950	3i Group Plc (a)	245,635

40,420	Airtel Africa Plc	60,455

17,644	Balfour Beatty Plc	69,083

923	Bank of Georgia Group Plc	28,155

53,965	Barratt Developments Plc	260,963

6,210	Bellway Plc	150,898

7,761	Berkeley Group Holdings Plc	359,906

129,122	BT Group Plc (a)	190,004

4,600	Bunzl Plc (a)	170,122

66,297	Centrica Plc (a)	76,535

200	Clarkson Plc (a)	7,465

20,278	Coca-Cola HBC AG *	496,018

15,721	Compass Group Plc (a)	358,406

9,585	Crest Nicholson Holdings Plc	26,531

34,999	Ferrexpo Plc	60,962

13,618	Halfords Group Plc	32,059

11,553	IG Group Holdings Plc	114,924

5,820	Indivior Plc *	120,708

17,036	Investec Plc	107,595

62,403	Kingfisher Plc (a)	182,491

149,488	M&G Plc	349,305

2,718	Morgan Sindall Group Plc	53,728

18,562	OSB Group Plc	106,859

2,818	Paragon Banking Group Plc	16,116

6,089	Persimmon Plc	94,312

11,397	Plus500 Ltd	261,624

41,577	Premier Foods Plc	51,810

9,276	Redde Northgate Plc (a)	42,464

Shares	Description	Value ($)

	United Kingdom — continued

14,847	Redrow Plc	81,809

16,236	S4 Capital Plc *	37,487

12,021	Serica Energy Plc	45,931

7,807	Shell Plc (a)	228,478

72,474	Taylor Wimpey Plc	91,348

282	TBC Bank Group Plc	7,477

12,500	Vodafone Group Plc Sponsored ADR (a)	140,375

19,552	WPP Plc (a)	205,485

	Total United Kingdom	4,933,523

	United States — 11.2%

500	3M Co. (a)	62,985

1,183	ADTRAN Holdings, Inc.	23,979

1,700	Aflac, Inc. (a)	122,281

7,000	Ally Financial, Inc. (a)	189,070

1,717	Alphabet, Inc. – Class A * (a)	173,400

1,533	American Express Co. (a)	241,586

4,300	AppLovin Corp. – Class A * (a)	61,963

2,100	Arrow Electronics, Inc. *	228,354

8,200	AT&T, Inc. (a)	158,096

2,900	Best Buy Co., Inc. (a)	247,370

700	Biogen, Inc. * (a)	213,619

500	Bio-Rad Laboratories, Inc. – Class A * (a)	207,355

105	Booking Holdings, Inc. * (a)	218,342

10,313	BorgWarner, Inc.	438,406

1,900	Capital One Financial Corp. (a)	196,156

724	CarMax, Inc. * (a)	50,217

6,300	Carrier Global Corp. (a)	279,216

2,900	CBRE Group, Inc. – Class A* (a)	230,840

2,800	Centene Corp. * (a)	243,740

1,265	Chevron Corp. (a)	231,887

400	Cigna Corp. (a)	131,556

4,300	Citigroup, Inc. (a)	208,163

14,000	Cleveland-Cliffs, Inc. *	216,720

3,400	Cognizant Technology Solutions Corp. – Class A (a)	211,514

7,000	Comcast Corp. – Class A (a)	256,480

1,500	CVS Health Corp. (a)	152,820

3,452	Darling Ingredients, Inc. * (a)	247,957

5,200	Dell Technologies, Inc. – Class C (a)	232,908

1,600	Discover Financial Services (a)	173,376

13,500	DISH Network Corp. – Class A* (a)	216,675

3,500	DR Horton, Inc. (a)	301,000

5,100	eBay, Inc. (a)	231,744

2,257	EOG Resources, Inc. (a)	320,336

4,900	Exelon Corp. (a)	202,713

1,200	FedEx Corp. (a)	218,664

5,600	Fidelity National Financial, Inc. (a)	226,016

17,800	Ford Motor Co. (a)	247,420

3,200	Fortune Brands Home & Security, Inc. (a)	209,088

200	Fox Corp. – Class A (a)	6,490

9,500	Fox Corp. – Class B (a)	289,940

9,800	Franklin Resources, Inc. (a)	262,738

GMO Strategic Opportunities Allocation Fund

(A Series of GMO Trust)

Schedule of Investments — (Continued)

(showing percentage of total net assets)

November 30, 2022 (Unaudited)

Shares	Description	Value ($)

	United States — continued

500	Garmin Ltd. (a)	46,495

6,000	General Motors Co.	243,360

800	Gilead Sciences, Inc. (a)	70,264

200	Goldman Sachs Group, Inc. (The) (a)	77,230

2,572	Green Plains, Inc. *	88,888

900	Henry Schein, Inc. * (a)	72,828

1,496	Hilton Worldwide Holdings, Inc. (a)	213,360

7,700	HP, Inc. (a)	231,308

4,000	IAC, Inc. * (a)	207,560

3,600	Incyte Corp. * (a)	286,812

7,900	Intel Corp. (a)	237,553

2,492	Intercontinental Exchange, Inc. (a)	269,909

2,100	International Business Machines Corp. (a)	312,690

9,600	Invesco Ltd. (a)	183,456

1,800	Jazz Pharmaceuticals Plc * (a)	282,438

15,300	Kinder Morgan, Inc. (a)	292,536

2,800	Knight-Swift Transportation Holdings, Inc. (a)	155,204

5,300	Kraft Heinz Co. (The) (a)	208,555

2,000	Kroger Co. (The) (a)	98,380

1,000	Laboratory Corp. of America Holdings (a)	240,700

288	Lam Research Corp. (a)	136,045

3,912	Las Vegas Sands Corp. * (a)	183,238

2,900	Lennar Corp. – Class A (a)	254,707

3,088	Liberty Global Plc – Class A * (a)	62,007

6,399	Liberty Global Plc – Class C * (a)	132,331

4,000	Lincoln National Corp.	155,760

24,000	Lumen Technologies, Inc. (a)	131,280

3,000	LyondellBasell Industries NV – Class A (a)	255,030

166	Markel Corp. * (a)	219,924

900	Match Group, Inc. * (a)	45,504

3,033	Meta Platforms, Inc. – Class A * (a)	358,197

1,100	MetLife, Inc. (a)	84,370

5,631	Micron Technology, Inc. (a)	324,627

1,800	Mohawk Industries, Inc. *	182,394

4,400	Molson Coors Brewing Co. – Class B (a)	242,484

2,500	Mosaic Co. (The) (a)	128,250

4,700	NRG Energy, Inc. (a)	199,515

1,600	Nucor Corp. (a)	239,920

1,600	Occidental Petroleum Corp. (a)	111,184

2,800	Oracle Corp. (a)	232,484

1,751	Otis Worldwide Corp. (a)	136,736

500	PACCAR, Inc. (a)	52,955

11,800	Paramount Global – Class B (a)	236,944

2,900	PayPal Holdings, Inc. * (a)	227,389

2,300	Pfizer, Inc. (a)	115,299

2,700	Prudential Financial, Inc. (a)	291,681

5,000	PulteGroup, Inc.	223,900

100	Quest Diagnostics, Inc. (a)	15,183

2,906	Raytheon Technologies Corp. (a)	286,880

400	Regeneron Pharmaceuticals, Inc. * (a)	300,680

2,901	Sensata Technologies Holding Plc	130,835

1,400	Skyworks Solutions, Inc. (a)	133,868

Shares	Description	Value ($)

	United States — continued

1,200	SS&C Technologies Holdings, Inc. (a)	64,512

400	Stanley Black & Decker, Inc. (a)	32,688

2,700	Steel Dynamics, Inc. (a)	280,611

6,700	Synchrony Financial (a)	251,786

2,700	Textron, Inc. (a)	192,726

3,000	Tyson Foods, Inc. – Class A (a)	198,840

100	United Parcel Service, Inc. – Class B (a)	18,973

1,900	Universal Health Services, Inc. – Class B (a)	248,615

4,853	US Bancorp (a)	220,278

5,600	Verizon Communications, Inc. (a)	218,288

800	Vertex Pharmaceuticals, Inc. * (a)	253,120

21,600	Viatris, Inc. (a)	238,248

5,500	Walgreens Boots Alliance, Inc. (a)	228,250

3,023	Warner Bros Discovery, Inc. * (a)	34,462

5,252	Wells Fargo & Co. (a)	251,833

14,200	Western Union Co. (The) (a)	208,172

5,300	Western Digital Corp. *	194,775

1,800	Westlake Corp. (a)	193,770

1,300	Whirlpool Corp.	190,489

2,600	Zoom Video Communications, Inc. – Class A * (a)	196,118

	Total United States	21,750,861

	TOTAL COMMON STOCKS (COST $78,443,375)	74,504,756

	PREFERRED STOCKS (e) —0.3%

	Brazil — 0.2%

31,790	Bradespar SA	173,366

4,000	Petroleo Brasileiro SA	20,550

14,400	Petroleo Brasileiro SA Sponsored ADR (a)	147,600

	Total Brazil	341,516

	Germany — 0.1%

1,572	Bayerische Motoren Werke AG	136,409

742	Draegerwerk AG & Co KGaA (a)	33,631

1,095	Volkswagen AG (a)	161,743

	Total Germany	331,783

	TOTAL PREFERRED STOCKS (COST $651,384)	673,299

	RIGHTS/WARRANTS — 0.0%

	France — 0.0%

3,743	ALD SA *	8,140

	TOTAL RIGHTS/WARRANTS (COST $0)	8,140

GMO Strategic Opportunities Allocation Fund

(A Series of GMO Trust)

Schedule of Investments — (Continued)

(showing percentage of total net assets)

November 30, 2022 (Unaudited)

Par Value† / Shares	Description	Value ($)

	DEBT OBLIGATIONS — 6.5%

	United States — 6.5%

	U.S. Government — 6.5%

12,725,000	U.S. Treasury Note, 0.13%, due 02/28/23 (a)	12,591,663

51,000	U.S. Treasury Note, 0.13%, due 04/30/23 (a)	50,050

	Total U.S. Government	12,641,713

	Total United States	12,641,713

	TOTAL DEBT OBLIGATIONS (COST $12,759,280)	12,641,713

	MUTUAL FUNDS — 65.1%

	United States — 65.1%

	Affiliated Issuers — 65.1%

391,219	GMO Emerging Country Debt Fund, Class VI	7,452,723

1,313,356	GMO Emerging Markets ex-China Fund, Class VI	18,439,519

778,363	GMO Emerging Markets Fund, Class VI	18,423,857

1,184,054	GMO International Equity Fund, Class IV	25,386,124

635,829	GMO Multi-Sector Fixed Income Fund, Class IV	10,770,948

395,428	GMO Quality Fund, Class VI	10,368,121

305,280	GMO Small Cap Quality Fund, Class VI	7,036,693

1,416,387	GMO U.S. Equity Fund, Class VI	18,058,939

368,099	GMO U.S. Small Cap Value Fund, Class VI	6,338,655

812,804	GMO U.S. Treasury Fund	4,047,762

	Total Affiliated Issuers	126,323,341

	TOTAL MUTUAL FUNDS (COST $137,427,677)	126,323,341

	SHORT-TERM INVESTMENTS — 7.4%

	Money Market Funds — 0.2%

355,201	State Street Institutional Treasury Money Market Fund – Premier Class, 3.49% (f)	355,201

	Repurchase Agreements — 7.2%

13,999,866	Nomura Securities International, Inc Repurchase Agreement, dated 11/30/22, maturing on 12/01/22 with a maturity value of $14,001,344 and an effective yield of 3.80%, collateralized by a U.S. Treasury Note with maturity date 11/30/24 and a market value of $14,285,569.	13,999,866

	TOTAL SHORT-TERM INVESTMENTS (COST $14,355,067)	14,355,067

	TOTAL INVESTMENTS — 117.7% (Cost $243,636,783)	228,506,316

	SECURITIES SOLD SHORT — (17.4)%

	Common Stocks — (17.3)%

	Australia — (0.4)%

(4,131)	ASX Ltd	(199,130)

(876)	Cochlear Ltd	(128,841)

Shares	Description	Value ($)

	Australia — continued

(564)	Domino’s Pizza Enterprises Ltd	(25,831)

(4,940)	IDP Education Ltd	(101,707)

(47,677)	Qantas Airways Ltd *	(204,755)

(1,564)	Ramsay Health Care Ltd	(70,387)

	Total Australia	(730,651)

	Austria — (0.1)%

(2,362)	Verbund AG	(213,817)

	Belgium — (0.1)%

(4,223)	Anheuser-Busch InBev SA/NV	(249,053)

	Canada — (1.0)%

(3,700)	Agnico Eagle Mines Ltd	(186,369)

(13,900)	Algonquin Power & Utilities Corp	(104,945)

(10,100)	AltaGas Ltd	(169,466)

(1,800)	BCE Inc	(85,752)

(5,700)	Brookfield Renewable Corp – Class A	(185,877)

(5,400)	Enbridge Inc	(222,966)

(1,500)	Franco-Nevada Corp	(219,180)

(13,064)	Pan American Silver Corp	(214,119)

(8,100)	Pembina Pipeline Corp	(295,488)

(4,000)	Restaurant Brands International Inc	(265,400)

(1,400)	Ritchie Bros Auctioneers Inc	(76,790)

	Total Canada	(2,026,352)

	Denmark — (0.1)%

(232)	Coloplast A/S – Class B	(27,426)

(3,514)	Tryg A/S	(81,757)

	Total Denmark	(109,183)

	Finland — (0.0)%

(733)	Elisa Oyj	(38,129)

	France — (0.6)%

(7,842)	Accor SA *	(206,560)

(1,525)	Aeroports de Paris *	(235,060)

(13,476)	Getlink SE	(222,696)

(179)	Hermes International	(290,925)

(248)	Sartorius Stedim Biotech	(84,643)

(1,899)	Ubisoft Entertainment SA *	(52,827)

(1,163)	Wendel SE	(108,291)

	Total France	(1,201,002)

	Germany — (0.7)%

(5,797)	Delivery Hero SE *	(253,750)

(1,206)	Deutsche Boerse AG	(221,632)

(451)	MTU Aero Engines AG	(95,099)

(162)	Muenchener Rueckversicherungs-Gesellschaft AG in Muenchen (Registered)	(51,169)

(1,773)	Puma SE	(91,759)

(514)	QIAGEN NV * (b)	(25,662)

GMO Strategic Opportunities Allocation Fund

(A Series of GMO Trust)

Schedule of Investments — (Continued)

(showing percentage of total net assets)

November 30, 2022 (Unaudited)

Shares	Description	Value ($)

	Germany — continued

(400)	QIAGEN NV * (b)	(19,816)

(189)	Rational AG	(118,749)

(362)	Scout24 SE	(19,870)

(1,870)	Symrise AG – Class A	(214,468)

(70,965)	Telefonica Deutschland Holding AG	(169,731)

(1,308)	Zalando SE *	(41,140)

	Total Germany	(1,322,845)

	Ireland — (0.0)%

(244)	Flutter Entertainment Plc *	(36,331)

	Israel — (0.2)%

(1,800)	CyberArk Software Ltd *	(268,326)

(500)	Wix.com Ltd *	(45,245)

	Total Israel	(313,571)

	Italy — (0.5)%

(6,384)	Amplifon SPA	(180,840)

(986)	Ferrari NV (b)	(220,077)

(300)	Ferrari NV (b)	(66,915)

(15,620)	FinecoBank Banca Fineco SPA	(253,696)

(22,515)	Infrastrutture Wireless Italiane SPA	(224,559)

	Total Italy	(946,087)

	Japan — (1.9)%

(7,700)	Aeon Co Ltd	(158,910)

(11,300)	ANA Holdings Inc *	(243,310)

(9,500)	Asahi Intecc Co Ltd	(170,058)

(2,400)	GMO Payment Gateway Inc	(217,294)

(11,200)	Japan Airlines Co Ltd *	(223,879)

(5,900)	Japan Exchange Group Inc	(85,427)

(3,700)	Keio Corp	(138,612)

(1,800)	Keisei Electric Railway Co Ltd	(51,567)

(700)	Kintetsu Group Holdings Co Ltd	(25,019)

(1,200)	Lasertec Corp	(226,202)

(8,000)	M3 Inc	(250,902)

(15,200)	MonotaRO Co Ltd	(262,964)

(2,600)	Nidec Corp	(163,729)

(10,600)	Nihon M&A Center Holdings Inc	(145,121)

(20,000)	Nippon Paint Holdings Co Ltd	(165,635)

(1,200)	Nissin Foods Holdings Co Ltd	(91,446)

(10,700)	Odakyu Electric Railway Co Ltd	(141,244)

(1,800)	Oriental Land Co Ltd	(260,191)

(44,100)	Rakuten Group Inc	(211,881)

(2,700)	Shiseido Co Ltd	(115,317)

(3,400)	Tobu Railway Co Ltd	(82,081)

(10,200)	Tokyu Corp	(130,265)

(4,100)	West Japan Railway Co	(174,659)

	Total Japan	(3,735,713)

Shares	Description	Value ($)

	Netherlands — (0.5)%

(169)	Adyen NV *	(266,229)

(1,470)	IMCD NV	(217,419)

(6,105)	Just Eat Takeaway.com NV *	(141,442)

(770)	OCI NV *	(32,597)

(10,847)	Universal Music Group NV	(257,950)

	Total Netherlands	(915,637)

	New Zealand — (0.1)%

(4,074)	Xero Ltd *	(202,458)

	Norway — (0.1)%

(6,074)	Aker BP ASA	(211,316)

	Peru — (0.1)%

(4,400)	Southern Copper Corp	(268,488)

	Singapore — (0.2)%

(10,600)	Grab Holdings Ltd – Class A *	(32,012)

(29,100)	Singapore Airlines Ltd	(118,060)

(22,100)	Singapore Exchange Ltd	(147,924)

	Total Singapore	(297,996)

	Spain — (0.3)%

(6,269)	Cellnex Telecom SA *	(215,581)

(10,986)	Ferrovial SA	(295,432)

	Total Spain	(511,013)

	Sweden — (0.1)%

(2,276)	Evolution AB	(234,437)

	Switzerland — (0.3)%

(5)	Chocoladefabriken Lindt & Spruengli AG	(52,597)

(8)	Givaudan SA	(27,045)

(196)	Partners Group Holding AG	(195,288)

(26)	Schindler Holding AG	(4,929)

(252)	Sika AG (Registered)	(64,401)

(1,550)	Straumann Holding AG (Registered)	(180,903)

	Total Switzerland	(525,163)

	United Kingdom — (0.9)%

(2,205)	Admiral Group Plc	(53,908)

(30,631)	Auto Trader Group Plc	(211,455)

(58)	Croda International Plc	(4,796)

(2,894)	Halma Plc	(76,767)

(14,090)	Hargreaves Lansdown Plc	(145,176)

(37,618)	Informa Plc	(282,109)

(2,873)	InterContinental Hotels Group Plc	(167,218)

(2,983)	London Stock Exchange Group Plc	(298,704)

(25,187)	Ocado Group Plc *	(190,684)

(797)	Prudential Plc	(9,480)

(245,783)	Rolls-Royce Holdings Plc *	(272,340)

(605)	Spirax-Sarco Engineering Plc	(82,626)

	Total United Kingdom	(1,795,263)

GMO Strategic Opportunities Allocation Fund

(A Series of GMO Trust)

Schedule of Investments — (Continued)

(showing percentage of total net assets)

November 30, 2022 (Unaudited)

Shares	Description	Value ($)

	United States — (9.1)%

(9,800)	AES Corp. (The)	(283,416)

(1,200)	Alnylam Pharmaceuticals, Inc. *	(264,708)

(4,100)	Altria Group, Inc.	(190,978)

(500)	American Tower Corp. (REIT)	(110,625)

(200)	Amgen, Inc.	(57,280)

(700)	Aon Plc – Class A	(215,796)

(5,700)	Aramark	(237,120)

(1,500)	Arthur J Gallagher & Co.	(298,665)

(900)	Autodesk, Inc. *	(181,755)

(500)	Automatic Data Processing, Inc.	(132,070)

(1,900)	Bill.Com Holdings, Inc. *	(228,798)

(1,000)	BioMarin Pharmaceutical, Inc. *	(100,980)

(2,400)	Bio-Techne Corp.	(203,976)

(1,500)	Boeing Co. (The) *	(268,320)

(500)	Broadcom, Inc.	(275,515)

(500)	Brown & Brown, Inc.	(29,795)

(1,500)	Burlington Stores, Inc. *	(293,520)

(5,400)	Caesars Entertainment, Inc. *	(274,374)

(500)	Catalent, Inc.*	(25,065)

(3,500)	Ceridian HCM Holding, Inc. *	(239,540)

(100)	Charles Schwab Corp. (The)	(8,254)

(200)	Chipotle Mexican Grill, Inc. – Class A *	(325,392)

(4,500)	Cloudflare, Inc. – Class A *	(221,130)

(1,000)	CME Group, Inc.	(176,500)

(4,000)	Coupa Software, Inc. *	(252,960)

(800)	Crown Castle, Inc. (REIT)	(113,144)

(6,200)	Delta Air Lines, Inc. *	(219,294)

(2,400)	Dexcom, Inc. *	(279,072)

(1,700)	Diamondback Energy, Inc.	(251,634)

(400)	DocuSign, Inc. – Class A *	(18,828)

(2,300)	Dominion Energy, Inc.	(140,553)

(700)	Dynatrace, Inc. *	(27,125)

(1,800)	Equity LifeStyle Properties, Inc. (REIT)	(119,556)

(100)	Erie Indemnity Co. – Class A	(28,239)

(2,000)	Essential Utilities, Inc.	(96,480)

(5,500)	Exact Sciences Corp. *	(247,225)

(4,000)	Fastenal Co.	(206,040)

(4,000)	Fortinet, Inc. *	(212,640)

(700)	Gartner, Inc. *	(245,259)

(3,100)	Guidewire Software, Inc. *	(183,861)

(1,000)	Hess Corp.	(143,910)

(700)	HubSpot, Inc. *	(212,121)

(600)	IDEXX Laboratories, Inc. *	(255,522)

(4,000)	Ingersoll Rand, Inc.	(215,880)

(900)	Insulet Corp. *	(269,433)

(1,300)	IQVIA Holdings, Inc. *	(283,426)

(2,700)	Iron Mountain, Inc. (REIT)	(146,691)

(4,100)	Liberty Media Corp.-Liberty Formula One – Class C *	(249,854)

(700)	Linde Plc *	(235,536)

(2,900)	Live Nation Entertainment, Inc. *	(211,004)

(900)	MarketAxess Holdings, Inc.	(241,128)

(500)	Marriott International, Inc. – Class A	(82,675)

Shares	Description	Value ($)

	United States — continued

(1,200)	Marsh & McLennan Cos., Inc.	(207,816)

(500)	McDonald’s Corp.	(136,395)

(300)	McKesson Corp.	(114,504)

(1,300)	MongoDB, Inc. – Class A *	(198,497)

(400)	Monolithic Power Systems, Inc.	(152,784)

(400)	Moody’s Corp.	(119,308)

(500)	MSCI, Inc. – Class A	(253,915)

(200)	Nasdaq, Inc.	(13,692)

(3,600)	Newmont Corp.	(170,892)

(6,800)	NiSource, Inc.	(189,992)

(2,800)	Novocure Ltd. *	(215,152)

(4,100)	Okta, Inc. *	(218,612)

(3,800)	ONEOK, Inc.	(254,296)

(21,200)	Palantir Technologies, Inc. – Class A *	(159,000)

(1,900)	Paychex, Inc.	(235,657)

(1,600)	Philip Morris International, Inc.	(159,472)

(700)	PTC, Inc. *	(89,047)

(200)	Public Storage (REIT)	(59,592)

(500)	RingCentral, Inc. – Class A *	(18,530)

(5,100)	ROBLOX Corp. – Class A *	(162,027)

(3,500)	Roku, Inc. *	(207,795)

(6,200)	Rollins, Inc.	(250,728)

(4,100)	Royal Caribbean Cruises Ltd. *	(245,713)

(200)	RPM International, Inc.	(20,724)

(500)	S&P Global, Inc.	(176,400)

(1,500)	Seagen, Inc. *	(182,085)

(500)	ServiceNow, Inc. *	(208,150)

(900)	Sherwin-Williams Co. (The)	(224,262)

(1,200)	Simon Property Group, Inc. (REIT)	(143,328)

(4,500)	Snap, Inc. – Class A *	(46,395)

(1,200)	Snowflake, Inc. – Class A *	(171,480)

(200)	Southern Co.	(13,528)

(2,400)	Starbucks Corp.	(245,280)

(2,600)	Sysco Corp.	(224,926)

(6,500)	Teladoc Health, Inc. *	(185,315)

(1,000)	Tesla, Inc.*	(194,700)

(400)	T-Mobile U.S., Inc. *	(60,584)

(4,000)	Trade Desk, Inc. (The) – Class A *	(208,560)

(400)	TransDigm Group, Inc.	(251,400)

(4,300)	Twilio, Inc. – Class A *	(210,786)

(7,000)	Uber Technologies, Inc. *	(203,980)

(2,500)	UDR, Inc. (REIT)	(103,675)

(100)	Union Pacific Corp.	(21,743)

(900)	Vail Resorts, Inc.	(231,786)

(500)	Vulcan Materials Co.	(91,665)

(300)	Wayfair, Inc. – Class A *	(10,992)

(8,600)	Williams Cos., Inc. (The)	(298,420)

(2,242)	Zillow Group, Inc. – Class C *	(85,151)

(100)	Zoetis, Inc.	(15,414)

(1,400)	Zscaler, Inc. *	(186,830)

	Total United States	(17,683,637)

	TOTAL COMMON STOCKS (PROCEEDS $39,542,227)	(33,568,142)

GMO Strategic Opportunities Allocation Fund

(A Series of GMO Trust)

Schedule of Investments — (Continued)

(showing percentage of total net assets)

November 30, 2022 (Unaudited)

Shares	Description	Value ($)

	PREFERRED STOCKS (e) — (0.1)%

	Germany — (0.1)%

(561)	Sartorius AG	(210,912)

	TOTAL PREFERRED STOCKS (PROCEEDS $236,085)	(210,912)

	TOTAL SECURITIES SOLD SHORT (PROCEEDS $39,778,312)	(33,779,054)

	Other Assets and Liabilities (net) — (0.3%)	(612,076)

	TOTAL NET ASSETS — 100.0%	$194,115,186

A summary of outstanding financial instruments at November 30, 2022 is as follows:

Swap Contracts

OTC Total Return Swaps

Fund Pays	Fund Receives	Counterparty	Notional Amount		Expiration Date	Periodic Payment Frequency	Premiums Paid/ (Received) ($)	Value ($)	Net Unrealized Appreciation/ (Depreciation) ($)
Total Return on Equity Basket (g)	1 Month Federal Funds Rate minus 0.75%	GS	USD	1	05/24/2024	Monthly	—	(773)	(773)
Total Return on Equity Basket (g)	1 Month Federal Funds Rate minus 1.00%	MORD	USD	1	05/24/2024	Monthly	—	(272)	(272)
Total Return on Equity Basket (h)	1 Month Federal Funds Rate minus 0.40%	MORD	USD	1,974,199	06/18/2024	Monthly	—	(63,416)	(63,416)
Total Return on Equity Basket (g)	1 Month Federal Funds Rate minus 0.40%	GS	USD	665,083	06/24/2024	Monthly	—	(6,749)	(6,749)

							$—	$(71,210)	$(71,210)

As of November 30, 2022, for the above contracts and/or agreements, the Fund had sufficient cash and/or securities to cover commitments or collateral requirements, if any, of the relevant broker or exchange.

Notes to Schedule of Investments:

†	Denominated in U.S. Dollar, unless otherwise indicated.

*	Non-income producing security.

(a)

All or a portion of this security has been pledged to cover margin requirements on futures and/or cleared swap contracts, collateral on securities sold short, OTC swap contracts, forward currency contracts, and/or written options, if any.

(b)	Securities are traded on separate exchanges for the same entity.

(c)	Investment valued using significant unobservable inputs.

(d)

Investment valued at fair value using methods determined in good faith by the Trustees of GMO Trust or persons acting at their direction pursuant to procedures approved by the Trustees. Investment valued using significant unobservable inputs.

(e)	Preferred dividend rates are disclosed to the extent that a stated rate exists.

(f)	The rate disclosed is the 7 day net yield as of November 30, 2022.

(g)	Periodic payments made/received are based on the total return of the referenced entity. Custom equity basket swap which has a notional amount of less than 1% of the Fund’s total net assets.

GMO Strategic Opportunities Allocation Fund

(A Series of GMO Trust)

Schedule of Investments — (Continued)

November 30, 2022 (Unaudited)

(h)	The following table represents the individual long and/or short positions within the custom equity basket swap as of November 30, 2022:

Shares	Description	%of Equity Basket	Value ($)
(72,000)	Air China Ltd – Class H	2.8%	(57,952)
(134,300)	Airports of Thailand Pcl NVDR	14.1%	(286,821)
(70,000)	Alibaba Health Information Technology Ltd	2.9%	(59,091)
(153,000)	China Molybdenum Co Ltd – Class H	3.5%	(71,677)
(11,040)	Ganfeng Lithium Co Ltd – Class H	4.8%	(97,693)
(18,000)	Genscript Biotech Corp	2.3%	(46,622)
(139,800)	Gulf Energy Development Pcl NVDR	10.4%	(211,446)
(347)	Hanmi Pharm Co Ltd	3.4%	(69,378)
(2,364)	Hotel Shilla Co Ltd	6.5%	(132,847)
(1,795)	Kakao Corp	3.9%	(78,758)
(88,000)	Kingdee International Software Group Co Ltd	7.3%	(148,502)
(9,400)	Klabin SA	1.7%	(35,685)
(4,107)	Korea Aerospace Industries Ltd	7.5%	(152,523)
(17,600)	Microport Scientific Corp	2.1%	(42,295)
(281)	POSCO Chemical Co Ltd	2.3%	(47,463)
(327)	Samsung Biologics Co Ltd	10.9%	(222,405)
(27,568)	Samsung Heavy Industries Co Ltd	5.4%	(110,293)
(489)	Yuhan Corp	1.1%	(21,858)
(110,000)	Zijin Mining Group Co Ltd – Class H	7.1%	(145,999)

	TOTAL COMMON STOCKS		$(2,039,308)

Portfolio Abbreviations:

ADR - American Depositary Receipt

CVA - Certificaaten van aandelen (Share Certificates)

GDR - Global Depositary Receipt

NVDR - Non-Voting Depositary Receipt

PJSC - Private Joint-Stock Company

REIT - Real Estate Investment Trust

Counterparty Abbreviations:

GS - Goldman Sachs International

MORD - Morgan Stanley Capital Services LLC

MSCI - Morgan Stanley & Co. International PLC

Currency Abbreviations:

USD - United States Dollar

Organization

Each of Alternative Allocation Fund, Benchmark-Free Allocation Fund, Benchmark-Free Fund, Global Asset Allocation Fund, Global Developed Equity Allocation Fund, Global Equity Allocation Fund, Implementation Fund, International Developed Equity Allocation Fund, International Equity Allocation Fund, SGM Major Markets Fund and Strategic Opportunities Allocation Fund (each a “Fund” and collectively the “Funds”) is a series of GMO Trust (the “Trust”). The Trust is registered under the Investment Company Act of 1940, as amended (the “1940 Act”), as an open-end management investment company. The Trust was established as a Massachusetts business trust under the laws of The Commonwealth of Massachusetts on June 24, 1985. The Declaration of Trust permits the Trustees of the Trust (“Trustees”) to create an unlimited number of series of shares (Funds) and to subdivide Funds into classes. The Funds are advised and managed by Grantham, Mayo, Van Otterloo & Co. LLC (“GMO”).

The Funds may invest in GMO U.S. Treasury Fund and in money market funds unaffiliated with GMO.

Many of the Funds may invest primarily in other GMO Funds and Alternative Allocation Fund, Implementation Fund and SGM Major Markets Fund may also invest in GMO Alternative Allocation SPC Ltd., GMO Implementation SPC Ltd. and GMO Alternative Asset SPC Ltd. (each a “wholly-owned subsidiary”), respectively. These GMO Funds and wholly-owned subsidiaries are referenced herein as “underlying funds”. As a result, the Funds are exposed to all of the risks of the underlying funds in which they invest. Several of the underlying funds themselves invest a substantial portion of their assets in other GMO Funds. The financial statements of the underlying funds should be read in conjunction with the Funds’ financial statements. The financial statements are available without charge on the Securities and Exchange Commission’s (“SEC”) website at www.sec.gov or on GMO’s website at www.gmo.com.

Each Fund has elected to be treated or intends to elect to be treated and intends to qualify each tax year as a regulated investment company under Subchapter M of the Internal Revenue Code of 1986, as amended. Each Fund intends to distribute its net investment income, if any, and its net realized short-term and long-term capital gains, if any, after giving effect to any available capital loss carryforwards for U.S. federal income tax purposes. Therefore, each Fund makes no provision for U.S. federal income or excise taxes.

Please see the Funds’ Prospectus, available on www.gmo.com, for information regarding specific risks for each Fund.

Basis of presentation

The preparation of the Schedule of Investments in accordance with accounting principles generally accepted in the United States of America (“U.S. GAAP”) requires GMO to make estimates and assumptions that affect the reported amounts and disclosures in the Schedule of Investments during the reporting period. GMO believes the estimates and security valuations are appropriate; however, actual results may differ from those estimates, and the security valuations reflected in the Schedule of Investments may differ from the value a Fund ultimately realizes upon the sale of those securities.

Basis of presentation and principles of consolidation: Alternative Allocation Fund, Implementation Fund and SGM Major Markets Fund

Alternative Allocation Fund, Implementation Fund and SGM Major Markets Fund include the accounts of their wholly-owned subsidiaries and the accompanying schedules of investments have been consolidated for those accounts. The consolidated schedules of investments include all of the assets and liabilities of each wholly-owned subsidiary.

Portfolio valuation

Shares of the underlying funds and other open-end registered investment companies are valued at their most recent net asset value. Direct investments held by the Funds and underlying funds are valued as follows: Exchange-traded securities (other than exchange-traded options) for which market quotations are readily available are valued at (i) the last sale price or (ii) official closing price or (iii) most recent quoted price published by the exchange (if no reported last sale or official closing price) or (iv) the quoted price provided by a pricing source (in the event GMO deems the private market to be a more reliable indicator of market value than the exchange). Exchange-traded options are valued at the last sale price, provided that price is between the closing bid and ask prices. If the last sale price is not within that range, then they will be valued at the closing bid price for long positions and the closing ask price for short positions. Cleared derivatives are valued using the price quoted (which may be based on a model) by the relevant clearing house. If an updated quote for a cleared derivative is not available when a Fund calculates its net asset value, the derivative will generally be valued using an industry standard model, which may differ from the model used by the relevant clearing house. Over-the-counter (“OTC”) derivatives are generally valued at the price determined by an industry standard model. Unlisted securities for which market quotations are readily available are generally valued at the most recent quoted price.

The foregoing valuation methodologies are modified for equities that trade in non-U.S. securities markets that close before the close of the New York Stock Exchange (“NYSE”) due to time zone differences, including the value of equities that underlie futures, options and other derivatives (to the extent the market for those derivatives closes prior to the close of the NYSE). In those cases, the price will generally be adjusted, to the extent practicable and available, based on inputs from an independent pricing service approved by the Trustees that are intended to reflect valuation changes through the NYSE close. These securities listed on foreign exchanges (including the value of equity securities that underlie futures, options and other derivatives (to the extent the market for such instruments closes prior to the close of the NYSE)) are classified as Level 2 (levels defined below) and are described in the disclosures of the underlying funds.

Typically, the Funds and the underlying funds value fixed income securities at the most recent price supplied by a pricing source determined by GMO. GMO evaluates pricing sources on an ongoing basis and may change a pricing source at any time. GMO monitors erratic or unusual movements (including unusual inactivity) in the prices supplied for a security and has discretion to override a price supplied by a source (e.g., by taking a price supplied by another source) when it believes that the price supplied is not reliable. Alternative pricing sources are often but not always available for securities held by the Funds and the underlying funds.

“Quoted price” typically means the bid price for securities held long and the ask price for securities sold short. If a market quotation for a security does not involve a bid or an ask, the “quoted price” may be the price provided by a market participant or other third-party pricing source in accordance with the market practice for that security. If an updated quoted price for a security is not available when a Fund calculates its net asset value, the Fund will generally use the last quoted price so long as GMO believes that the last quoted price continues to represent that security’s fair value.

In the case of derivatives, prices determined by a model may reflect an estimate of the average of bid and ask prices, regardless of whether a Fund has a long position or a short position.

If quotations are not readily available or circumstances make an existing valuation methodology or procedure unreliable, derivatives and other securities are valued at fair value as determined in good faith by the Trustees or persons acting at their direction pursuant to procedures approved by the Trustees. Because of the uncertainty inherent in fair value pricing, the price determined for a particular security may be materially different from the value realized upon its sale. The Funds and/or the underlying funds classify such securities as Level 3 (levels defined below). For the period ended November 30, 2022, the Funds did not reduce the value of any of their OTC derivatives contracts, if any, based on the creditworthiness of their counterparties. See Note 4 “Derivative financial instruments” for a further discussion on valuation of derivatives.

U.S. GAAP requires the Funds to disclose the fair value of their investments in a three-level hierarchy (Levels 1, 2 and 3). The valuation hierarchy is based upon the relative observability of inputs to the valuation of the Funds’ investments. The inputs or methodologies used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

Changes in valuation techniques may result in transfers into or out of an investment’s assigned level within the fair value hierarchy. In addition, in periods of market dislocation, the observability of prices and inputs may be reduced for many instruments. This condition, as well as changes related to the liquidity of investments, could cause a security to be reclassified between levels.

The three levels are defined as follows:

Level 1 – Valuations based on quoted prices for identical securities in active markets.

The types of assets and liabilities categorized in Level 1 generally include actively traded domestic and certain foreign equity securities; certain U.S. government obligations; derivatives actively traded on a national securities exchange (such as some futures and options); and shares of open-end mutual funds (even if their investments are valued using Level 2 or Level 3 inputs).

Level 2 – Valuations determined using other significant direct or indirect observable inputs.

The types of assets and liabilities categorized in Level 2 generally include certain U.S. government agency securities, mortgage-backed securities, asset-backed securities, certain sovereign debt obligations, and corporate bonds valued using vendor prices or broker quotes; cleared derivatives and certain OTC derivatives such as swaps, options, swaptions, and forward currency contracts valued using industry standard models; certain restricted securities valued at the most recent available market or quoted price; certain securities that are valued at the local price; certain debt obligations, such as collateralized loan obligations, that have yet to begin trading that are valued at cost; and certain foreign equity securities that are adjusted based on inputs from an independent pricing service approved by the Trustees, including the value of equity securities that underlie futures, options and other derivatives (to the extent the market for such instruments closes prior to the close of the NYSE) to reflect estimated valuation changes through the NYSE close.

Level 3 – Valuations based primarily on inputs that are unobservable and significant.

The types of assets and liabilities categorized in Level 3 generally include, but are not limited to, certain debt securities (such as asset-backed, mortgage-backed, loans and sovereign debt) and derivatives even though they may be valued using broker quotes; certain debt securities and derivatives adjusted by a specified discount for liquidity or other considerations; securities whose trading has been suspended or that have been de-listed from their current primary trading exchange valued at the most recent available market or quoted price; securities in default or bankruptcy proceedings for which there is no current market quotation valued at the most recent available market or quoted price; potential litigation recoveries and interests related to bankruptcy proceedings; certain equity securities valued based on the last traded exchange price adjusted for the movement in a relevant index; certain securities that are valued using a price from a comparable security related to the same issuer; and certain recently acquired equity securities that have yet to begin trading that are valued at cost.

The following is a summary of the respective levels assigned to the Funds’ direct securities and derivatives, if any, as of November 30, 2022:

Description	Level 1	Level 2	Level 3	Total
Consolidated Alternative Allocation Fund
Asset Valuation Inputs
Common Stocks
Australia	$—	$1,667,334	$—	$1,667,334
Belgium	—	778,533	—	778,533
Brazil	205,786	64,586	—	270,372
Canada	4,871,853	—	—	4,871,853
China	46,830	785,258	421,069	1,253,157
Denmark	—	1,034,534	—	1,034,534
Finland	—	352,899	—	352,899
France	—	1,089,750	—	1,089,750
Germany	—	951,496	—	951,496
India	—	1,050,392	—	1,050,392
Israel	2,226,897	—	—	2,226,897
Italy	—	544,078	—	544,078
Japan	51,450	15,490,108	—	15,541,558
Netherlands	—	2,109,650	—	2,109,650
New Zealand	—	150,157	—	150,157
Poland	—	12,953	—	12,953
Portugal	—	183,690	—	183,690
South Africa	—	174,814	—	174,814
South Korea	239,652	661,001	—	900,653
Spain	—	825,163	—	825,163
Sweden	—	935,420	—	935,420
Switzerland	—	1,004,249	—	1,004,249
Taiwan	3,951,511	52,834	—	4,004,345
Thailand	—	225,874	—	225,874
Turkey	—	162,636	—	162,636
United Kingdom	232,993	1,254,782	—	1,487,775
United States	68,345,281	—	34,111	68,379,392

TOTAL COMMON STOCKS	80,172,253	31,562,191	455,180	112,189,624

Preferred Stocks
Brazil	201,925	—	—	201,925
Germany	—	370,223	—	370,223

TOTAL PREFERRED STOCKS	201,925	370,223	—	572,148

Rights/Warrants
United States	—	—	361,026	361,026

TOTAL RIGHTS/WARRANTS	—	—	361,026	361,026

Investment Funds
United States	—	—	3,753,090	3,753,090

TOTAL INVESTMENT FUNDS	—	—	3,753,090	3,753,090

Debt Obligations
United States	43,200,095	23,291,366	—	66,491,461

TOTAL DEBT OBLIGATIONS	43,200,095	23,291,366	—	66,491,461

Mutual Funds
United States	6,056,565	—	—	6,056,565

TOTAL MUTUAL FUNDS	6,056,565	—	—	6,056,565

Short-Term Investments	19,906,998	19,802,395	—	39,709,393
Purchased Options	1,220	10,366	—	11,586

Total Investments	149,539,056	75,036,541	4,569,296	229,144,893

Derivatives^
Forward Currency Contracts
Foreign Currency Risk	—	1,186,952	—	1,186,952

Description	Level 1	Level 2	Level 3	Total
Consolidated Alternative Allocation Fund (continued)
Asset Valuation Inputs (continued)
Derivatives^ (continued)
Futures Contracts
Equity Risk	$508,387	$594,965	$—	$1,103,352
Interest Rate Risk	1,107	—	—	1,107
Physical Commodity Contract Risk	227,743	—	—	227,743
Swap Contracts
Credit Risk	—	6,349,703	—	6,349,703
Equity Risk	—	635,381	—	635,381
Interest Rate Risk	—	2,677,610	—	2,677,610

Total	$150,276,293	$86,481,152	$4,569,296	$241,326,741

Liability Valuation Inputs
Common Stocks
Australia	$—	$(1,064,522)	$—	$(1,064,522)
Austria	—	(342,903)	—	(342,903)
Belgium	—	(333,565)	—	(333,565)
Canada	(2,803,035)	—	—	(2,803,035)
Denmark	—	(151,862)	—	(151,862)
Finland	—	(53,058)	—	(53,058)
France	—	(1,609,341)	—	(1,609,341)
Germany	—	(1,824,322)	—	(1,824,322)
Ireland	—	(50,476)	—	(50,476)
Israel	(400,346)	—	—	(400,346)
Italy	(133,830)	(1,274,067)	—	(1,407,897)
Japan	—	(5,173,854)	—	(5,173,854)
Netherlands	—	(1,172,984)	—	(1,172,984)
New Zealand	—	(272,280)	—	(272,280)
Norway	—	(291,855)	—	(291,855)
Peru	(372,222)	—	—	(372,222)
Singapore	(66,742)	(311,946)	—	(378,688)
Spain	—	(707,719)	—	(707,719)
Sweden	—	(326,317)	—	(326,317)
Switzerland	—	(709,678)	—	(709,678)
United Kingdom	—	(2,405,777)	—	(2,405,777)
United States	(36,579,827)	—	—	(36,579,827)

TOTAL COMMON STOCKS	(40,356,002)	(18,076,526)	—	(58,432,528)

Preferred Stocks
Germany	—	(251,891)	—	(251,891)

TOTAL PREFERRED STOCKS	—	(251,891)	—	(251,891)

Derivatives^
Forward Currency Contracts
Foreign Currency Risk	—	(1,133,965)	—	(1,133,965)
Futures Contracts
Equity Risk	(654,017)	(68,291)	—	(722,308)
Interest Rate Risk	(63,303)	—	—	(63,303)
Physical Commodity Contract Risk	(20,120)	—	—	(20,120)
Written Options
Credit Risk	—	(13,775)	—	(13,775)
Equity Risk	(123,105)	—	—	(123,105)
Swap Contacts
Credit Risk	—	(1,292,096)	—	(1,292,096)
Equity Risk	—	(377,305)	—	(377,305)
Interest Rate Risk	—	(2,310,687)	—	(2,310,687)

Total	$(41,216,547)	$(23,524,536)	$—	$(64,741,083)

Benchmark-Free Allocation Fund
Asset Valuation Inputs
Mutual Funds	$4,447,249,308	$—	$—	$4,447,249,308
Short-Term Investments	3,074,108	—	—	3,074,108

Total Investments	4,450,323,416	—	—	4,450,323,416

Total	$4,450,323,416	$—	$—	$4,450,323,416

Description	Level 1	Level 2	Level 3		Total
Benchmark-Free Fund
Asset Valuation Inputs
Common Stocks
Argentina	$4,522	$—	$—		$4,522
Australia	—	18,052,131	—		18,052,131
Austria	—	96,311	—		96,311
Belgium	—	5,556,431	—		5,556,431
Brazil	5,062,076	6,720,374	2,363		11,784,813
Canada	33,008,628	152,548	—		33,161,176
Chile	86,478	1,309,819	—		1,396,297
China	243,070	48,589,457	2,151,273		50,983,800
Colombia	38,551	—	—		38,551
Czech Republic	—	347,424	—		347,424
Denmark	—	6,185,422	—		6,185,422
Egypt	—	419,885	—		419,885
Finland	—	7,254,747	—		7,254,747
France	1,901,232	34,323,851	—		36,225,083
Germany	—	14,965,348	—		14,965,348
Greece	—	479,752	0	§	479,752
Hong Kong	—	8,633,288	—		8,633,288
Hungary	—	2,208,564	—		2,208,564
India	698,005	33,328,155	977,308		35,003,468
Indonesia	—	6,885,203	—		6,885,203
Ireland	1,129,219	5,415,182	—		6,544,401
Israel	3,172,099	324,942	—		3,497,041
Italy	154,733	7,603,561	—		7,758,294
Japan	181,300	178,609,172	—		178,790,472
Kuwait	—	151,419	—		151,419
Malaysia	—	1,606,337	—		1,606,337
Mexico	16,612,163	—	—		16,612,163
Netherlands	98,240	22,972,045	—		23,070,285
New Zealand	—	911,202	—		911,202
Norway	—	5,122,964	—		5,122,964
Panama	17,029	—	—		17,029
Philippines	—	186,526	—		186,526
Poland	—	4,635,377	—		4,635,377
Portugal	—	6,229,004	—		6,229,004
Qatar	—	982,202	—		982,202
Russia	—	377,735	2,728,206		3,105,941
Saudi Arabia	—	2,644,157	—		2,644,157
Singapore	—	10,722,828	—		10,722,828
South Africa	400,538	15,160,606	—		15,561,144
South Korea	2,275,274	41,032,810	—		43,308,084
Spain	—	22,128,869	—		22,128,869
Sweden	—	8,044,877	—		8,044,877
Switzerland	—	10,746,718	—		10,746,718
Taiwan	2,854,825	41,279,258	—		44,134,083
Thailand	—	11,353,675	—		11,353,675
Turkey	—	9,182,522	—		9,182,522
United Arab Emirates	—	534,908	—		534,908
United Kingdom	6,710,935	44,465,322	574		51,176,831
United States	184,791,120	—	—		184,791,120
Vietnam	—	4,235,423	—		4,235,423

TOTAL COMMON STOCKS	259,440,037	652,168,351	5,859,724		917,468,112

Preferred Stocks
Brazil	4,872,109	9,280,154	—		14,152,263
Colombia	34,428	—	—		34,428
Germany	—	2,462,610	—		2,462,610
Russia	—	—	297,756		297,756
South Korea	—	2,738,094	—		2,738,094
Taiwan	—	33,119	—		33,119

TOTAL PREFERRED STOCKS	4,906,537	14,513,977	297,756		19,718,270

Description	Level 1	Level 2	Level 3	Total
Benchmark-Free Fund (continued)
Asset Valuation Inputs (continued)
Rights/Warrants
France	$44,874	$—	$—	$44,874

TOTAL RIGHTS/WARRANTS	44,874	—	—	44,874

Debt Obligations
United States	207,680,955	2	—	207,680,957

TOTAL DEBT OBLIGATIONS	207,680,955	2	—	207,680,957

Mutual Funds
United States	294,508,255	—	—	294,508,255

TOTAL MUTUAL FUNDS	294,508,255	—	—	294,508,255

Short-Term Investments	3,144,650	133,999,703	—	137,144,353

Total Investments	769,725,308	800,682,033	6,157,480	1,576,564,821

Derivatives^
Forward Currency Contracts
Foreign Currency Risk	—	931,649	—	931,649
Futures Contracts
Equity Risk	169,850	—	—	169,850
Swap Contracts
Interest Rate Risk	—	3,547,769	—	3,547,769

Total	$769,895,158	$805,161,451	$6,157,480	$1,581,214,089

Liability Valuation Inputs
Common Stocks
Australia	$—	$(6,124,423)	$—	$(6,124,423)
Austria	—	(1,685,368)	—	(1,685,368)
Belgium	—	(1,834,075)	—	(1,834,075)
Canada	(15,412,553)	—	—	(15,412,553)
Denmark	—	(955,459)	—	(955,459)
Finland	—	(309,450)	—	(309,450)
France	—	(8,752,794)	—	(8,752,794)
Germany	—	(9,844,571)	—	(9,844,571)
Ireland	—	(260,422)	—	(260,422)
Israel	(2,382,359)	—	—	(2,382,359)
Italy	(669,150)	(6,794,176)	—	(7,463,326)
Japan	—	(28,496,852)	—	(28,496,852)
Netherlands	—	(6,773,785)	—	(6,773,785)
New Zealand	—	(1,593,827)	—	(1,593,827)
Norway	—	(1,777,121)	—	(1,777,121)
Peru	(1,905,044)	—	—	(1,905,044)
Russia	—	—	(6,259)	(6,259)
Singapore	(507,360)	(1,703,053)	—	(2,210,413)
Spain	—	(3,883,171)	—	(3,883,171)
Sweden	—	(2,020,823)	—	(2,020,823)
Switzerland	—	(3,682,001)	—	(3,682,001)
United Kingdom	—	(13,199,052)	—	(13,199,052)
United States	(135,758,732)	—	—	(135,758,732)

TOTAL COMMON STOCKS	(156,635,198)	(99,690,423)	(6,259)	(256,331,880)

Preferred Stocks
Germany	—	(1,552,325)	—	(1,552,325)

TOTAL PREFERRED STOCKS	—	(1,552,325)	—	(1,552,325)

Derivatives^
Forward Currency Contracts
Foreign Currency Risk	—	(383,329)	—	(383,329)
Swap Contacts
Equity Risk	—	(517,121)	—	(517,121)
Interest Rate Risk	—	(3,068,137)	—	(3,068,137)

Total	$(156,635,198)	$(105,211,335)	$(6,259)	$(261,852,792)

Description	Level 1	Level 2	Level 3	Total
Global Asset Allocation Fund
Asset Valuation Inputs
Mutual Funds	$352,009,530	$—	$—	$352,009,530
Short-Term Investments	210,546	—	—	210,546

Total Investments	352,220,076	—	—	352,220,076

Total	$352,220,076	$—	$—	$352,220,076

Global Developed Equity Allocation Fund
Asset Valuation Inputs
Mutual Funds	$81,674,866	$—	$—	$81,674,866
Short-Term Investments	45,313	—	—	45,313

Total Investments	81,720,179	—	—	81,720,179

Total	$81,720,179	$—	$—	$81,720,179

Global Equity Allocation Fund
Asset Valuation Inputs
Mutual Funds	$1,365,350,346	$—	$—	$1,365,350,346
Short-Term Investments	488,276	—	—	488,276

Total Investments	1,365,838,622	—	—	1,365,838,622

Total	$1,365,838,622	$—	$—	$1,365,838,622

Consolidated Implementation Fund
Asset Valuation Inputs
Common Stocks
Argentina	$1,280,176	$—	$—	$1,280,176
Australia	—	58,901,904	—	58,901,904
Austria	—	2,200,912	—	2,200,912
Belgium	—	18,029,006	—	18,029,006
Brazil	13,967,064	24,879,570	7,076	38,853,710
Canada	124,530,440	336,609	—	124,867,049
Chile	331,723	4,048,031	—	4,379,754
China	993,466	138,105,832	6,138,258	145,237,556
Colombia	66,478	—	—	66,478
Czech Republic	—	1,009,119	—	1,009,119
Denmark	—	22,391,432	—	22,391,432
Egypt	—	1,503,630	—	1,503,630
Finland	—	22,009,559	—	22,009,559
France	5,237,136	103,873,009	—	109,110,145
Germany	—	44,080,293	—	44,080,293
Greece	—	1,602,000	—	1,602,000
Hong Kong	—	24,926,860	—	24,926,860
Hungary	—	7,705,985	—	7,705,985
India	2,344,320	97,603,582	2,812,854	102,760,756
Indonesia	—	19,724,920	—	19,724,920
Ireland	4,393,880	14,637,084	—	19,030,964
Israel	18,787,473	1,560,452	—	20,347,925
Italy	—	24,590,139	—	24,590,139
Japan	848,894	513,994,346	—	514,843,240
Kuwait	—	149,222	—	149,222
Malaysia	—	4,295,400	—	4,295,400
Mexico	49,900,522	—	—	49,900,522
Netherlands	319,280	71,969,656	172	72,289,108
New Zealand	—	3,136,053	—	3,136,053
Norway	—	18,053,525	—	18,053,525
Pakistan	—	121,729	—	121,729
Panama	28,290	—	—	28,290
Philippines	—	1,087,981	—	1,087,981
Poland	—	14,339,425	—	14,339,425
Portugal	—	23,393,326	—	23,393,326
Qatar	—	2,826,370	—	2,826,370
Russia	—	739,312	7,381,451	8,120,763
Saudi Arabia	—	7,286,809	—	7,286,809

Description	Level 1	Level 2	Level 3		Total
Consolidated Implementation Fund (continued)
Asset Valuation Inputs (continued)
Common Stocks (continued)
Singapore	$—	$31,367,901	$—		$31,367,901
South Africa	1,336,320	46,749,400	—		48,085,720
South Korea	6,947,856	114,793,481	—		121,741,337
Spain	—	68,157,120	—		68,157,120
Sweden	—	24,423,912	—		24,423,912
Switzerland	—	33,727,028	—		33,727,028
Taiwan	32,636,983	110,953,776	—		143,590,759
Thailand	—	31,591,806	—		31,591,806
Turkey	—	26,229,880	—		26,229,880
Ukraine	—	151,016	—		151,016
United Arab Emirates	—	1,256,585	—		1,256,585
United Kingdom	21,944,477	145,412,605	755		167,357,837
United States	849,657,952	—	9,453,118		859,111,070
Vietnam	—	11,920,850	—		11,920,850

TOTAL COMMON STOCKS	1,135,552,730	1,941,848,442	25,793,684		3,103,194,856

Preferred Stocks
Brazil	14,799,583	34,870,718	—		49,670,301
Chile	2,280,680	67,441	—		2,348,121
Germany	—	8,077,322	—		8,077,322
Russia	—	—	659,125		659,125
South Korea	—	11,221,814	—		11,221,814
Taiwan	—	215,385	—		215,385
United States	—	—	1,616,790		1,616,790

TOTAL PREFERRED STOCKS	17,080,263	54,452,680	2,275,915		73,808,858

Rights/Warrants
Australia	—	—	0	§	0	§
Canada	—	—	277,856		277,856
France	113,101	—	—		113,101
United States	—	—	756,582		756,582

TOTAL RIGHTS/WARRANTS	113,101	—	1,034,438		1,147,539

Investment Funds
United States	—	—	16,570,605		16,570,605

TOTAL INVESTMENT FUNDS	—	—	16,570,605		16,570,605

Debt Obligations
Austria	—	1,138,167	—		1,138,167
Canada	—	4,465,196	—		4,465,196
China	—	520,795	—		520,795
Israel	—	4,694,958	—		4,694,958
Netherlands	—	—	51		51
Ukraine	—	—	1,435,380		1,435,380
United Kingdom	—	2,347,365	—		2,347,365
United States	1,130,904,620	114,673,273	22,315,721		1,267,893,614

TOTAL DEBT OBLIGATIONS	1,130,904,620	127,839,754	23,751,152		1,282,495,526

Mutual Funds
United States	12,878,006	—	—		12,878,006

TOTAL MUTUAL FUNDS	12,878,006	—	—		12,878,006

Short-Term Investments	25,705,155	160,783,116	—		186,488,271
Purchased Options	6,185	—	—		6,185

Total Investments	2,322,240,060	2,284,923,992	69,425,794		4,676,589,846

Derivatives^
Forward Currency Contracts
Foreign Currency Risk	—	9,376,355	—		9,376,355
Futures Contracts
Equity Risk	2,761,245	2,808,230	—		5,569,475
Interest Rate Risk	6,296	—	—		6,296
Physical Commodity Contract Risk	1,089,937	—	—		1,089,937

Description	Level 1	Level 2	Level 3	Total
Consolidated Implementation Fund (continued)
Asset Valuation Inputs (continued)
Derivatives^ (continued)
Swap Contracts
Credit Risk	$—	$588,546	$—	$588,546
Equity Risk	—	1,823,950	—	1,823,950
Interest Rate Risk	—	25,691,149	—	25,691,149

Total	$2,326,097,538	$2,325,212,222	$69,425,794	$4,720,735,554

Liability Valuation Inputs
Common Stocks
Australia	$—	$(19,678,501)	$—	$(19,678,501)
Austria	—	(6,039,191)	—	(6,039,191)
Belgium	—	(6,232,754)	—	(6,232,754)
Canada	(51,315,600)	—	—	(51,315,600)
Denmark	—	(2,828,254)	—	(2,828,254)
Finland	—	(1,232,184)	—	(1,232,184)
France	—	(29,154,609)	—	(29,154,609)
Germany	—	(32,903,563)	—	(32,903,563)
Ireland	—	(878,346)	—	(878,346)
Israel	(7,717,258)	—	—	(7,717,258)
Italy	(2,096,670)	(22,829,522)	—	(24,926,192)
Japan	—	(93,459,810)	—	(93,459,810)
Netherlands	—	(22,646,779)	—	(22,646,779)
New Zealand	—	(5,054,754)	—	(5,054,754)
Norway	—	(5,619,148)	—	(5,619,148)
Peru	(6,776,576)	—	—	(6,776,576)
Singapore	(1,399,770)	(6,016,690)	—	(7,416,460)
Spain	—	(12,359,606)	—	(12,359,606)
Sweden	—	(6,718,021)	—	(6,718,021)
Switzerland	—	(12,544,384)	—	(12,544,384)
United Kingdom	—	(43,630,333)	—	(43,630,333)
United States	(504,878,594)	—	—	(504,878,594)

TOTAL COMMON STOCKS	(574,184,468)	(329,826,449)	—	(904,010,917)

Preferred Stocks
Germany	—	(5,110,756)	—	(5,110,756)

TOTAL PREFERRED STOCKS	—	(5,110,756)	—	(5,110,756)

Debt Obligations
China	—	(4,714,071)	—	(4,714,071)

TOTAL DEBT OBLIGATIONS	—	(4,714,071)	—	(4,714,071)

Derivatives^
Forward Currency Contracts
Foreign Currency Risk	—	(3,525,073)	—	(3,525,073)
Futures Contracts
Equity Risk	(1,160,807)	(331,431)	—	(1,492,238)
Interest Rate Risk	(310,478)	—	—	(310,478)
Physical Commodity Contract Risk	(57,663)	—	—	(57,663)
Written Options
Equity Risk	(404,200)	—	—	(404,200)
Swap Contacts
Credit Risk	—	(499,668)	—	(499,668)
Equity Risk	—	(3,314,631)	—	(3,314,631)
Interest Rate Risk	—	(22,230,520)	—	(22,230,520)

Total	$(576,117,616)	$(369,552,599)	$—	$(945,670,215)

International Developed Equity Allocation Fund
Asset Valuation Inputs
Mutual Funds	$210,724,404	$—	$—	$210,724,404
Short-Term Investments	88,960	—	—	88,960

Total Investments	210,813,364	—	—	210,813,364

Total	$210,813,364	$—	$—	$210,813,364

Description	Level 1	Level 2	Level 3	Total
International Equity Allocation Fund
Asset Valuation Inputs
Mutual Funds	$495,611,619	$—	$—	$495,611,619
Short-Term Investments	357,295	—	—	357,295

Total Investments	495,968,914	—	—	495,968,914

Total	$495,968,914	$—	$—	$495,968,914

Consolidated SGM Major Markets Fund
Asset Valuation Inputs
Debt Obligations
United States	$151,230,621	$25,493,024	$—	$176,723,645

TOTAL DEBT OBLIGATIONS	151,230,621	25,493,024	—	176,723,645

Short-Term Investments	2,500,716	2,413,611	—	4,914,327

Total Investments	153,731,337	27,906,635	—	181,637,972

Derivatives^
Forward Currency Contracts
Foreign Currency Risk	—	1,458,300	—	1,458,300
Futures Contracts
Equity Risk	1,450,104	1,596,465	—	3,046,569
Interest Rate Risk	4,876	—	—	4,876
Physical Commodity Contract Risk	642,280	—	—	642,280
Swap Contracts
Equity Risk	—	897,852	—	897,852

Total	$155,828,597	$31,859,252	$—	$187,687,849

Liability Valuation Inputs
Derivatives^
Forward Currency Contracts
Foreign Currency Risk	$—	$(170,266)	$—	$(170,266)
Futures Contracts
Equity Risk	(1,116,138)	(189,074)	—	(1,305,212)
Interest Rate Risk	(186,215)	—	—	(186,215)
Physical Commodity Contract Risk	(15,939)	—	—	(15,939)
Swap Contacts
Equity Risk	—	(768,651)	—	(768,651)

Total	$(1,318,292)	$(1,127,991)	$—	$(2,446,283)

Strategic Opportunities Allocation Fund
Asset Valuation Inputs
Common Stocks
Australia	$—	$2,228,845	$—	$2,228,845
Belgium	—	789,116	—	789,116
Brazil	141,772	67,233	—	209,005
Canada	3,203,912	—	—	3,203,912
China	40,140	844,560	307,561	1,192,261
Denmark	—	848,898	—	848,898
Finland	—	858,781	—	858,781
France	—	3,062,830	—	3,062,830
Germany	—	1,105,493	—	1,105,493
Hong Kong	—	1,159,845	—	1,159,845
India	—	759,662	—	759,662
Ireland	31,184	891,068	—	922,252
Israel	420,889	49,146	—	470,035
Italy	—	1,087,471	—	1,087,471
Japan	—	19,440,255	—	19,440,255
Mexico	489,130	—	—	489,130
Netherlands	12,280	2,644,596	—	2,656,876
New Zealand	—	146,352	—	146,352
Norway	—	326,823	—	326,823
Poland	—	9,803	—	9,803
Portugal	—	793,335	—	793,335
Russia	—	—	19,613	19,613

Description	Level 1	Level 2	Level 3	Total
Strategic Opportunities Allocation Fund (continued)
Asset Valuation Inputs (continued)
Common Stocks (continued)
Singapore	$—	$1,131,405	$—	$1,131,405
South Africa	—	158,354	—	158,354
South Korea	154,062	465,170	—	619,232
Spain	—	2,091,523	—	2,091,523
Sweden	—	1,000,759	—	1,000,759
Switzerland	30,270	710,980	—	741,250
Taiwan	—	58,721	—	58,721
Thailand	—	158,880	—	158,880
Turkey	—	79,655	—	79,655
United Kingdom	140,375	4,793,148	—	4,933,523
United States	21,750,861	—	—	21,750,861

TOTAL COMMON STOCKS	26,414,875	47,762,707	327,174	74,504,756

Preferred Stocks
Brazil	147,600	193,916	—	341,516
Germany	—	331,783	—	331,783

TOTAL PREFERRED STOCKS	147,600	525,699	—	673,299

Rights/Warrants
France	8,140	—	—	8,140

TOTAL RIGHTS/WARRANTS	8,140	—	—	8,140

Debt Obligations
United States	12,641,713	—	—	12,641,713

TOTAL DEBT OBLIGATIONS	12,641,713	—	—	12,641,713

Mutual Funds
United States	126,323,341	—	—	126,323,341

TOTAL MUTUAL FUNDS	126,323,341	—	—	126,323,341

Short-Term Investments	355,201	13,999,866	—	14,355,067

Total Investments	165,890,870	62,288,272	327,174	228,506,316

Total	$165,890,870	$62,288,272	$327,174	$228,506,316

Liability Valuation Inputs
Common Stocks
Australia	$—	$(730,651)	$—	$(730,651)
Austria	—	(213,817)	—	(213,817)
Belgium	—	(249,053)	—	(249,053)
Canada	(2,026,352)	—	—	(2,026,352)
Denmark	—	(109,183)	—	(109,183)
Finland	—	(38,129)	—	(38,129)
France	—	(1,201,002)	—	(1,201,002)
Germany	(19,816)	(1,303,029)	—	(1,322,845)
Ireland	—	(36,331)	—	(36,331)
Israel	(313,571)	—	—	(313,571)
Italy	(66,915)	(879,172)	—	(946,087)
Japan	—	(3,735,713)	—	(3,735,713)
Netherlands	—	(915,637)	—	(915,637)
New Zealand	—	(202,458)	—	(202,458)
Norway	—	(211,316)	—	(211,316)
Peru	(268,488)	—	—	(268,488)
Singapore	(32,012)	(265,984)	—	(297,996)
Spain	—	(511,013)	—	(511,013)
Sweden	—	(234,437)	—	(234,437)
Switzerland	—	(525,163)	—	(525,163)
United Kingdom	—	(1,795,263)	—	(1,795,263)
United States	(17,683,637)	—	—	(17,683,637)

TOTAL COMMON STOCKS	(20,410,791)	(13,157,351)	—	(33,568,142)

Preferred Stocks
Germany	—	(210,912)	—	(210,912)

TOTAL PREFERRED STOCKS	—	(210,912)	—	(210,912)

Derivatives^
Swap Contacts
Equity Risk	—	(71,210)	—	(71,210)

Total	$(20,410,791)	$(13,439,473)	$—	$(33,850,264)

The risks referenced in the tables above are not intended to be inclusive of all risks. Please see the Prospectus for more information.

^

In the tables above derivatives are based on market values, rather than the notional amounts of derivatives, except for forward currency contracts which are based on unrealized appreciation/(depreciation). Excludes purchased options, if any, which are included in investments.

§	Represents the interest in securities that were determined to have a value of zero at November 30, 2022.

The underlying funds held at period end are classified above as Level 1. Certain underlying funds invest in securities and/or derivatives which may have been fair valued using methods determined in good faith by or at the direction of the Trustees or which may have been valued using significant unobservable inputs. For a summary of the levels assigned to the underlying funds’ direct securities and derivatives, if any, please refer to the underlying funds’ Notes to Financial Statements which are available on the SEC’s website at www.sec.gov or on GMO’s website at www.gmo.com.

U.S. GAAP requires additional disclosures about fair value measurements for material Level 3 securities and derivatives, if any (determined by each category of asset or liability as compared to a Fund’s total net assets). Level 3 holdings include investments valued using unadjusted prices supplied by a third-party pricing source (e.g., broker quotes, vendor). Alternative Allocation Fund, Benchmark-Free Fund, Implementation Fund and Strategic Opportunities Allocation Fund’s Level 3 holdings each include three common stocks valued at their last price prior to trading being suspended. Benchmark-Free Fund and Implementation Fund’s holdings include one security valued off the parent security until a merger is finalized. Benchmark-Free Fund’s Level 3 holdings also include thirteen common and/or preferred stocks valued off the last traded price with a 93% discount. Implementation Fund’s Level 3 holdings also include thirteen common and/or preferred stocks valued off the last traded price with a 93% discount, three common and/or preferred stocks that are priced at the average of broker bids and a common stock priced with a 20% discount to a comparable stock and an additional 10% discount for liquidity considerations. Other than described above, there were no other Funds with classes of investments or derivatives with direct material Level 3 holdings at November 30, 2022.

For Funds with material total Level 3 assets and/or liabilities, the following is a reconciliation of securities and derivatives, if any, in which significant unobservable inputs (Level 3) were used in determining value:

	Balances as of February 28, 2022	Purchases	Sales	Accrued Discounts/ Premiums	Total Realized Gain/(Loss)	Change in Unrealized Appreciation (Depreciation)	Transfer into Level 3		Transfer out of Level 3	Balances as of November 30, 2022	Net Change in Unrealized Appreciation (Depreciation) from Investments Still Held as of November 30, 2022
Consolidated Alternative Allocation Fund
Common Stocks
China	$66,215	$—	$—	$—	$—	$30	$354,824	‡	$—	$421,069	$30
United States	—	16,970	—	—	—	17,141	—		—	34,111	17,141
Rights/Warrants
United States	263,451	—	—	—	—	97,575	—		—	361,026	97,575
Investment Funds
United States	5,607,602	301,290	(2,421,994)	—	—	266,192	—		—	3,753,090	266,192

Total Investments	$5,937,268	$318,260	$(2,421,994)	$—	$—	$380,938	$354,824		$—	$4,569,296	$380,938

Benchmark-Free Fund
Common Stocks
Brazil	$—	$4,273	$(2,306)	$—	$382	$14	$—		$—	$2,363	$14
China	381,895	251,324	(251,324)	—	—	178	1,769,200	‡	—	2,151,273	178
India	—	1,056,162	—	—	—	(78,854)	—		—	977,308	(78,854)
Russia	965,229	—	(115,000)	—	(474,979)	(154,192)	2,507,148	‡	—	2,728,206	(542,893)
United Kingdom	—	—	—	—	—	—	574	‡	—	574	—
Preferred Stocks
Russia	—	—	—	—	—	—	297,756	‡	—	297,756	—
Securities Sold Short
Russia	—	—	(78,267)	—	—	72,008	—		—	(6,259)	72,008

Total Investments	$1,347,124	$1,311,759	$(446,897)	$—	$(474,597)	$(160,846)	$4,574,678		$—	$6,151,221	$(549,547)

Consolidated Implementation Fund
Common Stocks
Brazil	$—	$12,798	$(6,908)	$—	$1,145	$41	$—		$—	$7,076	$41
China	965,024	879,827	(898,220)	—	(33,595)	(1,602)	5,226,824	‡	—	6,138,258	426
India	—	3,019,067	—	—	—	(206,213)	—		—	2,812,854	(206,213)
Netherlands	185	—	—	—	—	(13)	—		—	172	(13)
Russia	1,248,215	—	(347,230)	—	(1,653,109)	818,483	7,315,092	‡	—	7,381,451	(204,667)
United Kingdom	—	—	—	—	—	—	755	‡	—	755	—

	Balances as of February 28, 2022	Purchases	Sales	Accrued Discounts/ Premiums	Total Realized Gain/(Loss)	Change in Unrealized Appreciation (Depreciation)	Transfer into Level 3		Transfer out of Level 3	Balances as of November 30, 2022	Net Change in Unrealized Appreciation (Depreciation) from Investments Still Held as of November 30, 2022
Consolidated Implementation Fund (continued)
Common Stocks (continued)
United States	$8,961,199	$1,527,556	$—	$—	$—	$(1,035,637)	$—		$—	$9,453,118	$(1,035,637)
Preferred Stocks
Russia	—	—	—	—	—	—	659,125	‡	—	659,125	—
United States	875,250	—	(27)	—	27	741,540	—		—	1,616,790	741,540
Rights/Warrants
Canada	300,085	—	—	—	—	(22,229)	—		—	277,856	(22,229)
United States	682,940	—	(277,922)	—	277,922	73,642	—		—	756,582	204,482
Investment Funds
United States	22,156,919	2,904,671	(9,504,928)	—	—	1,013,943	—		—	16,570,605	1,013,943
Debt Obligations
Bank Loans
Luxembourg	2,436,433	—	(2,429,250)	695	(21,290)	13,412	—		—	—	—
United States	18,428,534	15,811,514	(8,989,663)	482,318	(1,774,685)	(1,642,437)	—		—	22,315,581	(1,663,312)
Corporate Debt
Netherlands	55	—	—	—	—	(4)	—		—	51	(4)
Ukraine	—	1,249,515	—	164,078	—	21,787	—		—	1,435,380	21,787
United States	140	—	—	—	—	—	—		—	140	—

Total Investments	$56,054,979	$25,404,948	$(22,454,148)#	$647,091	$(3,203,585)	$(225,287)	$13,201,796		$—	$69,425,794	$(1,149,856)

Strategic Opportunities Allocation Fund
Common Stocks
China	$61,485	$—	$—	$—	$—	$29	$246,047	‡	$—	$307,561	$29
Russia	—	—	—	—	—	—	19,613	‡	—	19,613	—

Total Investments	$61,485	$—	$—	$—	$—	$29	$265,660		$—	$327,174	$29

‡

Financial assets transferred between levels were due to a change in observable and/or unobservable inputs as well as the impact of the Russian invasion of Ukraine on local and global markets, as applicable.

#	Includes $1,937,540 of proceeds received from partial calls and/or principal paydowns as applicable.

The following table summarizes the quantitative inputs used in the valuation of investments classified within Level 3 of the fair value hierarchy for the period ended November 30, 2022 for Funds with material Level 3 investments.

Quantitative information about Level 3 Fair Value Measurements*

Investment Type	Total Fair Value ($)	Valuation Methodology	Unobservable Inputs	Range (Weighted Average)
Consolidated Alternative Allocation Fund*
Benchmark-Free Fund
Common Stock	—	Fair Value	Discount for lack of liquidity/marketability	$0 (N/A)
Common Stock	2,600,429	Fair Value	Price of comparable equity/Discount for liquidity	93%/(N/A)
Common Stock	574	Fair Value	Price of comparable equity/Discount for liquidity	99%/(N/A)
Common Stock (American Depositary Receipt)	11,042	Fair Value	Price of comparable equity/Discount for liquidity	93%/(N/A)
Common Stock (Global Depositary Receipt)	116,733	Fair Value	Price of comparable equity/Discount for liquidity	93%/(N/A)
Preferred Stock	297,756	Fair Value	Price of comparable equity/Discount for liquidity	93%/(N/A)

Investment Type	Total Fair Value ($)	Valuation Methodology	Unobservable Inputs	Range (Weighted Average)
Consolidated Implementation Fund
Common Stock	1,624,302	Fair Value	Discount rate	30% (N/A)
Common Stock	7,048,591	Fair Value	Most relevant broker quote	N/A
Common Stock	15,131	Fair Value	Discount for lack of liquidity/marketability	$0 (N/A)
Corporate Debt	191	Fair Value	Discount for lack of liquidity/marketability	$0 (N/A)
Common Stock	7,040,647	Fair Value	Price of comparable equity/Discount for liquidity	93%/(N/A)
Common Stock	755	Fair Value	Price of comparable equity/Discount for liquidity	99%/(N/A)
Common Stock (American Depositary Receipt)	20,075	Fair Value	Price of comparable equity/Discount for liquidity	93%/(N/A)
Common Stock (Global Depositary Receipt)	320,729	Fair Value	Price of comparable equity/Discount for liquidity	93%/(N/A)
Preferred Stock	659,125	Fair Value	Price of comparable equity/Discount for liquidity	93%/(N/A)
Strategic Opportunities Allocation Fund
Common Stock	19,613	Fair Value	Price of comparable equity/Discount for liquidity	93%/(N/A)

*

The table does not include Level 3 securities or derivatives that are valued by pricing vendors or brokers. As of November 30, 2022, the value of these securities and/or derivatives for Consolidated Alternative Allocation Fund, Benchmark-Free Fund, Consolidated Implementation Fund and Strategic Opportunities Allocation Fund was $4,569,296, $3,130,944, $52,696,248 and $307,561, respectively. The inputs for these investments are not readily available or cannot be reasonably estimated.

Investments in affiliated companies and other Funds of the Trust

An affiliated company for the purposes of this disclosure is a company in which a Fund has or had direct ownership of at least 5% of the issuer’s voting securities or an investment in other funds of GMO Trust. A summary of the Funds’ transactions involving companies that are or were affiliates during the period ended November 30, 2022 is set forth below:

Affiliate	Value, beginning of period	Purchases	Sales Proceeds	Dividend Income*	Distributions of Realized Gains*	Net Realized Gain (Loss)	Net Increase/ Decrease in Unrealized Appreciation/ Depreciation	Value, end of period
Consolidated Alternative Allocation Fund
GMO Emerging Markets ex-China Fund, Class VI	$—	$6,060,879	$—	$—	$—	$—	$(4,314)	$6,056,565
GMO Emerging Markets Fund, Class VI	9,811,873	—	8,145,879	104,779	—	(3,146,257)	1,480,263	—

Totals	$9,811,873	$6,060,879	$8,145,879	$104,779	$—	$(3,146,257)	$1,475,949	$6,056,565

Benchmark-Free Allocation Fund
GMO Emerging Country Debt Fund, Class VI	$115,273,843	$43,375,196	$—	$3,775,197	$—	$—	$(13,007,382)	$145,641,657
GMO High Yield Fund, Class VI	—	144,265,957	37,480,000	—	265,956	673,681	2,437,802	109,897,440
GMO Implementation Fund	4,681,432,538	286,416,078	994,382,441	27,052,053	—	(43,781,398)	(61,787,267)	3,867,897,510
GMO Opportunistic Income Fund, Class VI	183,719,672	64,664,014	36,783,277	1,415,480	2,748,534	(2,546,836)	(6,222,664)	202,830,909
GMO SGM Major Markets Fund, Class VI	141,735,622	7,765,972	19,520,836	2,067,940	5,698,032	(3,164,752)	(5,834,214)	120,981,792

Totals	$5,122,161,675	$546,487,217	$1,088,166,554	$34,310,670	$8,712,522	$(48,819,305)	$(84,413,725)	$4,447,249,308

Affiliate	Value, beginning of period	Purchases	Sales Proceeds	Dividend Income*		Distributions of Realized Gains*	Net Realized Gain (Loss)	Net Increase/ Decrease in Unrealized Appreciation/ Depreciation	Value, end of period
Benchmark-Free Fund
GMO Emerging Country Debt Fund, Class VI	$48,097,631	$10,383,090	$—	$1,383,089		$—	$—	$(5,123,131)	$53,357,590
GMO Emerging Markets Fund, Class VI	34,016,640	—	30,376,060	—		—	(8,199,771)	4,559,191	—
GMO High Yield Fund, Class VI	—	72,633,901	11,000,000	—		133,902	190,438	1,359,504	63,183,843
GMO Opportunistic Income Fund, Class VI	91,945,071	1,998,978	20,500,000	679,516		1,319,462	(198,526)	(3,812,468)	69,433,055
GMO Resources Fund	—	60,151,011	8,220,000	415,301		1,495,710	(2,166,936)	1,424,343	51,188,418
GMO SGM Major Markets Fund, Class VI	60,781,806	3,564,675	11,000,000	949,209		2,615,466	(1,550,114)	(2,707,847)	49,088,520
GMO U.S. Treasury Fund	10,090,292	98,376,029	100,111,116	—	**	—	(140,177)	41,801	8,256,829

Totals	$244,931,440	$247,107,684	$181,207,176	$3,427,115		$5,564,540	$(12,065,086)	$(4,258,607)	$294,508,255

Global Asset Allocation Fund
GMO Alternative Allocation Fund, Class VI	$130,004,197	$1,928,341	$80,866,210	$—		$558,341	$(8,781,034)	$7,590,294	$49,875,588
GMO Asset Allocation Bond Fund, Class VI	37,983,141	1,874,703	16,291,124	157,843		—	(595,395)	(3,168,291)	19,803,034
GMO Emerging Country Debt Fund, Class VI	18,116,964	344,687	6,400,000	344,687		—	(2,571,105)	693,557	10,184,103
GMO Emerging Markets ex-China Fund, Class VI	27,671,845	10,449,691	9,066,422	46,772		90,494	(2,076,153)	(1,500,139)	25,478,822
GMO Emerging Markets Fund, Class VI	68,376,141	8,814,627	34,370,470	794,735		—	(11,902,068)	(1,623,780)	29,294,450
GMO High Yield Fund, Class VI	—	8,515,699	1,306,785	—		15,699	(250)	162,693	7,371,357
GMO International Equity Fund, Class IV	107,093,353	5,434,675	41,469,900	244,637		—	(2,646,909)	(3,307,187)	65,104,032
GMO-Usonian Japan Value Creation Fund, Class VI	24,981,389	871,680	7,707,124	67,282		804,397	(910,918)	(2,722,039)	14,512,988
GMO Multi-Sector Fixed Income Fund, Class IV	56,164,303	15,465,009	26,472,096	—		—	(4,726,032)	(593,355)	39,837,829
GMO Opportunistic Income Fund, Class VI	19,591,715	758,742	9,315,726	87,955		170,787	(438,876)	(177,547)	10,418,308
GMO Quality Cyclicals Fund, Class VI	20,219,676	828,795	7,719,178	166,014		257,296	1,498,407	(2,980,715)	11,846,985
GMO Quality Fund, Class VI	12,268,439	3,395,579	4,503,562	16,593		229,536	863,815	(1,329,128)	10,695,143
GMO Small Cap Quality
Fund, Class VI	—	11,005,175	1,797,394	—		—	23,751	1,651,403	10,882,935
GMO U.S. Equity Fund, Class VI	61,434,084	3,838,231	27,103,629	104,128		2,173,582	(2,674,567)	411,761	35,905,880
GMO U.S. Small Cap Value Fund, Class VI	39,124,376	2,471,807	25,936,859	59,490		1,885,586	(4,546,975)	(465,242)	10,647,107
GMO U.S. Treasury Fund	1,879	3,691,724	3,542,422	1,724		—	(220)	8	150,969

Totals	$623,031,502	$79,689,165	$303,868,901	$2,091,860		$6,185,718	$(39,484,529)	$(7,357,707)	$352,009,530

Global Developed Equity Allocation Fund
GMO Emerging Markets ex-China Fund, Class VI	$5,198,953	$2,260,387	$—	$12,393		$23,976	$—	$(821,535)	$6,637,805
GMO Emerging Markets Fund, Class VI	2,322,106	562,145	2,324,018	32,145		—	(991,127)	430,894	—
GMO International Equity Fund, Class IV	35,410,730	113,666	—	113,666		—	—	(2,332,570)	33,191,826
GMO-Usonian Japan Value Creation Fund, Class VI	3,551,214	157,562	—	12,161		145,399	—	(619,219)	3,089,557
GMO Quality Cyclicals Fund, Class VI	4,855,891	129,579	500,000	50,818		78,760	97,909	(567,574)	4,015,805
GMO Quality Fund, Class VI	10,955,561	302,313	—	20,381		281,932	—	(695,981)	10,561,893
GMO Small Cap Quality Fund, Class VI	—	3,500,000	—	—		—	—	604,737	4,104,737
GMO U.S. Equity Fund, Class VI	15,406,078	1,992,638	566,000	36,236		756,402	(127,576)	(673,885)	16,031,255
GMO U.S. Small Cap Value Fund, Class VI	9,077,255	584,561	4,100,000	17,879		566,682	(679,341)	(840,487)	4,041,988

Totals	$86,777,788	$9,602,851	$7,490,018	$295,679		$1,853,151	$(1,700,135)	$(5,515,620)	$81,674,866

Affiliate	Value, beginning of period	Purchases	Sales Proceeds	Dividend Income*		Distributions of Realized Gains*	Net Realized Gain (Loss)	Net Increase/ Decrease in Unrealized Appreciation/ Depreciation	Value, end of period
Global Equity Allocation Fund
GMO Emerging Markets ex-China Fund, Class VI	$109,848,838	$50,846,678	$7,545,000	$256,127		$495,551	$(4,008,226)	$(13,412,896)	$135,729,394
GMO Emerging Markets Fund, Class VI	234,294,075	43,450,511	57,825,000	3,550,512		—	(27,029,903)	(25,562,831)	167,326,852
GMO International Equity Fund, Class IV	558,402,561	11,093,617	60,973,228	1,633,617		—	(12,969,540)	(24,777,750)	470,775,660
GMO-Usonian Japan Value Creation Fund, Class VI	64,071,354	5,321,193	4,461,524	220,847		2,640,345	(1,383,004)	(10,013,983)	53,534,036
GMO Quality Cyclicals Fund, Class VI	88,997,330	2,318,040	14,575,000	909,089		1,408,952	2,301,388	(11,142,683)	67,899,075
GMO Quality Fund, Class VI	217,951,740	6,495,638	22,890,317	389,031		5,381,606	916,838	(15,870,788)	186,603,111
GMO Small Cap Quality Fund, Class VI	—	63,000,000	1,065,000	—		—	28,451	10,727,198	72,690,649
GMO U.S. Equity Fund, Class VI	142,993,024	31,083,356	20,837,384	310,107		6,473,249	(4,950,373)	(2,655,128)	145,633,495
GMO U.S. Small Cap Value Fund, Class VI	163,718,031	17,028,278	87,245,000	323,693		10,259,584	(24,918,489)	(3,424,746)	65,158,074

Totals	$1,580,276,953	$230,637,311	$277,417,453	$7,593,023		$26,659,287	$(72,012,858)	$(96,133,607)	$1,365,350,346

Consolidated Implementation Fund
GMO U.S. Treasury Fund	$12,509,088	$246,643,984	$246,100,604	$—	** $	—	$(133,861)	$(40,601)	$12,878,006

International Developed Equity Allocation Fund
GMO Emerging Markets ex-China Fund, Class VI	$16,722,440	$3,403,895	$360,803	$38,407		$74,309	$(186,420)	$(2,552,983)	$17,026,129
GMO International Equity Fund, Class IV	204,248,674	8,332,933	14,920,829	630,485		—	(671,073)	(11,676,596)	185,313,109
GMO-Usonian Japan Value Creation Fund, Class VI	9,520,380	1,463,995	980,019	32,903		393,375	(199,273)	(1,419,917)	8,385,166

Totals	$230,491,494	$13,200,823	$16,261,651	$701,795		$467,684	$(1,056,766)	$(15,649,496)	$210,724,404

International Equity Allocation Fund
GMO Emerging Markets ex-China Fund, Class VI	$51,415,947	$5,187,665	$8,650,000	$93,732		$181,351	$(2,798,744)	$(4,960,058)	$40,194,810
GMO Emerging Markets Fund, Class VI	195,154,856	19,196,222	32,830,000	2,417,177		—	(7,742,775)	(28,919,763)	144,858,540
GMO International Equity Fund, Class IV	404,162,685	7,689,640	97,872,181	1,039,641		—	270,742	(23,228,221)	291,022,665
GMO-Usonian Japan Value Creation Fund, Class VI	28,241,638	2,036,925	6,380,000	81,368		972,803	(930,205)	(3,432,754)	19,535,604

Totals	$678,975,126	$34,110,452	$145,732,181	$3,631,918		$1,154,154	$(11,200,982)	$(60,540,796)	$495,611,619

Strategic Opportunities Allocation Fund
GMO Emerging Country Debt Fund, Class VI	$8,106,380	$193,183	$—	$193,183		$—	$—	$(846,840)	$7,452,723
GMO Emerging Markets ex-China Fund, Class VI	14,945,997	5,591,032	—	31,018		60,013	—	(2,097,510)	18,439,519
GMO Emerging Markets Fund, Class VI	30,720,697	3,356,092	8,950,000	456,093		—	(3,604,696)	(3,098,236)	18,423,857
GMO International Equity Fund, Class IV	31,835,141	796,977	5,265,000	96,977		—	291,482	(2,272,476)	25,386,124
GMO Multi-Sector Fixed Income Fund, Class IV	6,442,772	7,650,000	2,420,000	—		—	(278,877)	(622,947)	10,770,948
GMO Quality Fund, Class VI	12,951,749	335,656	2,055,000	22,628		313,027	254,709	(1,118,993)	10,368,121
GMO Small Cap Quality Fund, Class VI	—	6,000,000	—	—		—	—	1,036,693	7,036,693
GMO U.S. Equity Fund, Class VI	19,532,079	2,920,605	3,380,000	42,087		878,518	144,897	(1,158,642)	18,058,939
GMO U.S. Small Cap Value Fund, Class VI	16,286,703	1,047,062	8,280,000	32,025		1,015,037	(1,540,549)	(1,174,561)	6,338,655
GMO U.S. Treasury Fund	4,509,502	63,345	498,000	63,420		—	(4,000)	(23,085)	4,047,762

Totals	$145,331,020	$27,953,952	$30,848,000	$937,431		$2,266,595	$(4,737,034)	$(11,376,597)	$126,323,341

*

The table above includes estimated sources of all distributions paid by the underlying funds during the period March 1, 2022 through November 30, 2022. The actual tax characterization of distributions paid by the underlying funds will be determined at the end of the fiscal year ending February 28, 2023.

**

Excludes income from investment of cash collateral from securities lending in GMO U.S. Treasury Fund. Income (net of fee rebates paid to the borrower and fees paid to the lending agent) from investment of cash collateral from securities lending in GMO U.S. Treasury Fund was $88,857 and $188,519 in Benchmark-Free Fund and Consolidated Implementation Fund, respectively, during the period.

Subsequent events

Subsequent to November 30, 2022, GMO SGM Major Markets Fund received redemption requests in the amount of $53,259,625.

***

For additional information regarding the Funds, please see the Funds’ most recent annual or semiannual shareholder report available on the SEC’s website, www.sec.gov, or visit GMO’s website at www.gmo.com.